As filed with the Securities and Exchange Commission on April 25, 2013
Commission File Nos.  333-172874
811-08664

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 13	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 410	[X]

JACKSON NATIONAL SEPARATE ACCOUNT - I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Thomas J. Meyer, Esq., Senior Vice President, Secretary and General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Frank J. Julian, Esq., Assistant Vice President, Legal
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 29, 2013 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

FOR DELIVERY WITH PROSPECTUSES IN THE STATE OF MISSOURI ONLY

Supplement Dated April 29, 2013
To The Prospectuses Dated April 29, 2013 For

PERSPECTIVE II®
PERSPECTIVESM L SERIES
PERSPECTIVE ADVISORS II®
PERSPECTIVE REWARDS®
RETIREMENT LATITUDESSM

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY®
Through JACKSON NATIONAL SEPARATE ACCOUNT – I

This supplement updates the above-referenced prospectuses.  Please read and keep it together with your prospectus for future reference.  To obtain an additional copy of a prospectus, please contact us at our Annuity Service Center, P.O. Box 30314, Lansing, Michigan, 48909-7814; 1-800-644-4565; www.jackson.com.

Certain changes to the prospectuses which were effective April 29, 2013 have not yet been approved by the Missouri Department of Insurance. These changes affect the following Guaranteed Minimum Withdrawal Benefits (GMWBs) only.

LifeGuard Freedom 6 Net GMWB (single life option)
LifeGuard Freedom Flex GMWB (single life option)
LifeGuard Freedom Flex GMWB with Life Guard Freedom Flex DB
MarketGuard Stretch

Until approval is received, the April 29, 2013 changes to these GMWBs described in the prospectuses do not apply to Contracts issued in Missouri. However, the prior versions of these GMWBs are currently available to be elected. For Contracts issued in Missouri, the applicable prospectus provisions related to these GMWBs that will apply are those identified in the prospectuses as being applicable to endorsements issued before April 29, 2013.  Please see the section for the applicable GMWB appearing under the “Contract Charges” section and “Access to Your Money” section of the respective prospectuses.

______________________________
(To be used with VC4224 04/13, JMV8798 04/13, JMV5763ML 04/13, JMV5763WF 04/13; JMV9476 04/13, JMV9476ML 04/13, JMV9476WF 04/13, JMV7698 04/13, VC5869 04/13, JMV7697 04/13, VC5890 04/13, VC5890ML 04/13, VC5995 04/13, JMV2731 04/13)

JMV10943MO  4/13

PERSPECTIVE II® (6% CE)

PERSPECTIVE II
FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY
(Contracts offered for sale before September 10, 2012)

Issued by
Jackson National Life Insurance Company® and through
Jackson National Separate Account – I

The date of this prospectus is April 29 , 2013 . This prospectus states the information about the separate account, the Contract, and Jackson National Life Insurance Company (“Jackson®”) you should know before investing. This prospectus is a disclosure document and describes all of the Contract’s material features, benefits, rights, and obligations. The description of the Contract’s material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the Contract are changed after the date of this prospectus, in accordance with the Contract, those changes will be described in a supplemented prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. It is important that you also read the Contract and endorsements, which may reflect additional non-material state variations or other non-material variations. This information is meant to help you decide if the Contract will meet your needs. Please carefully read this prospectus and any related documents and keep everything together for future reference. Additional information about the separate account can be found in the statement of additional information (“SAI”) dated April 29 , 2013 that is available upon request without charge. To obtain a copy, contact us at our:

Annuity Service Center
P.O. Box 30314
Lansing, Michigan 48909-7814
1-800- 644-4565
www.jackson.com

This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features. The Contract is available through other Broker Dealers with optional surrender charge schedules and optional features not available under this version. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse initial and any or all subsequent Premium payment s . Some optional features, including certain living benefits and death benefits, contain withdrawal restrictions that, if exceeded, may have a significant negative impact on the value of the feature and may cause the feature to prematurely terminate. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products with different product features, benefits and charges. In some states, you may purchase the Contract through an automated electronic transmission/order ticket verification procedure. Ask your representative about availability and the details.

The SAI is incorporated by reference into this prospectus, and its table of contents appears on page 159 . The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission (“SEC”) about this securities offering. The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.

Jackson is relying on SEC Rule 12h-7, which exempts insurance companies from filing periodic reports under the Securities Exchange Act of 1934 with respect to variable annuity contracts that are registered under the Securities Act of 1933 and regulated as insurance under state law.

Neither the SEC nor any state securities commission has approved or disapproved these securities or passed upon the adequacy of this prospectus. It is a criminal offense to represent otherwise. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state where this is not permitted.

● Not FDIC/NCUA insured ● Not Bank/CU guaranteed ● May lose value ● Not a deposit ● Not insured by any federal agency

The Contract makes available for investment fixed and variable options. The fixed options will have limited availability if you elect a Contract Enhancement. The variable options are Investment Divisions of the Separate Account, each of which invests in one of the following Funds – all class A shares:

JNL Series Trust

JNL/American Funds Blue Chip Income and Growth Fund	JNL/Mellon Capital S&P 500 Index Fund (formerly, JNL/Mellon
JNL/American Funds Global Bond Fund	Capital Management S&P 500 Index Fund )
JNL/American Funds Global Small Capitalization Fund	JNL/Mellon Capital S&P 400 MidCap Index Fund (formerly,
JNL/American Funds Growth-Income Fund	JNL/Mellon Capital Management S&P 400 MidCap Index Fund )
JNL/American Funds International Fund	JNL/Mellon Capital Small Cap Index Fund (formerly,
JNL/American Funds New World Fund	JNL/Mellon Capital Management Small Cap Index Fund )
JNL Institutional Alt 20 Fund	JNL/Mellon Capital International Index Fund (formerly,
JNL Institutional Alt 35 Fund	JNL/Mellon Capital Management International Index Fund )
JNL Institutional Alt 50 Fund	JNL/Mellon Capital Bond Index Fund (formerly, JNL/Mellon
JNL Institutional Alt 65 Fund*	Capital Management Bond Index Fund )
JNL/American Funds® Balanced Allocation Fund	JNL/Mellon Capital Global Alpha Fund* (formerly, JNL/Mellon
JNL/American Funds Growth Allocation Fund	Capital Management Global Alpha Fund )
JNL/BlackRock Commodity Securities Strategy Fund (formerly,	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities
JNL/BlackRock Commodity Securities Fund )	Index Fund (formerly, JNL/Mellon Capital Management Dow
JNL/BlackRock Global Allocation Fund	Jones U.S. Contrarian Opportunities Index Fund )
JNL/Brookfield Global Infrastructure Fund	JNL/Morgan Stanley Mid Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/Oppenheimer Global Growth Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Real Return Fund
JNL/Eagle SmallCap Equity Fund	JNL/PIMCO Total Return Bond Fund
JNL/Eastspring Investments Asia ex-Japan Fund	JNL/PPM America Floating Rate Income Fund
JNL/Eastspring Investments China-India Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Founding Strategy Fund	JNL/PPM America Mid Cap Value Fund
JNL/Franklin Templeton Global Growth Fund	JNL/PPM America Small Cap Value Fund
JNL/Franklin Templeton Global Multisector Bond Fund	JNL/PPM America Value Equity Fund
JNL/Franklin Templeton Income Fund	JNL/Red Rocks Listed Private Equity Fund*
JNL/Franklin Templeton International Small Cap Growth Fund	JNL/T. Rowe Price Established Growth Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Goldman Sachs Core Plus Bond Fund	JNL/T. Rowe Price Value Fund
JNL/Goldman Sachs Emerging Markets Debt Fund*	JNL/UBS Large Cap Select Growth Fund
JNL/Goldman Sachs Mid Cap Value Fund	JNL/WMC Balanced Fund
JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/WMC Money Market Fund
JNL/Invesco Global Real Estate Fund	JNL/WMC Value Fund
JNL/Invesco International Growth Fund	JNL/S&P Competitive Advantage Fund
JNL/Invesco Large Cap Growth Fund	JNL/S&P Dividend Income & Growth Fund
JNL/Invesco Small Cap Growth Fund	JNL/S&P Intrinsic Value Fund
JNL/Ivy Asset Strategy Fund	JNL/S&P Total Yield Fund
JNL/JPMorgan International Value Fund	JNL/S&P 4 Fund
JNL/JPMorgan MidCap Growth Fund	JNL/S&P Managed Conservative Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/S&P Managed Moderate Fund
JNL/Lazard Emerging Markets Fund*	JNL/S&P Managed Moderate Growth Fund
JNL/Lazard Mid Cap Equity Fund	JNL/S&P Managed Growth Fund
JNL/M&G Global Basics Fund	JNL/S&P Managed Aggressive Growth Fund
JNL/M&G Global Leaders Fund	JNL Disciplined Moderate Fund
JNL/Mellon Capital 10 x 10 Fund (formerly, JNL/Mellon Capital	JNL Disciplined Moderate Growth Fund
Management 10 x 10 Fund )	JNL Disciplined Growth Fund
JNL/Mellon Capital Index 5 Fund (formerly, JNL/Mellon Capital
Management Index 5 Fund )	JNL Variable Fund LLC
JNL/Mellon Capital Emerging Markets Index Fund (formerly,
JNL/Mellon Capital Management Emerging Markets Index	JNL/Mellon Capital DowSM 10 Fund (formerly, JNL/Mellon
Fund )	Capital Management DowSM 10 Fund )
JNL/Mellon Capital European 30 Fund (formerly, JNL/Mellon	JNL/Mellon Capital S&P® 10 Fund (formerly, JNL/Mellon Capital
Capital Management European 30 Fund )	Management S&P® 10 Fund )
JNL/Mellon Capital Pacific Rim 30 Fund (formerly, JNL/Mellon	JNL/Mellon Capital Global 15 Fund (formerly, JNL/Mellon
Capital Management Pacific Rim 30 Fund )	Capital Management Global 15 Fund )

JNL/Mellon Capital Nasdaq® 25 Fund (formerly, JNL/Mellon	JNL/Mellon Capital JNL Optimized 5 Fund (formerly,
Capital Management Nasdaq® 25 Fund )	JNL/Mellon Capital Management JNL Optimized 5 Fund )
JNL/Mellon Capital Value Line® 30 Fund (formerly, JNL/Mellon	JNL/Mellon Capital VIP Fund (formerly, JNL/Mellon Capital
Capital Management Value Line® 30 Fund )	Management VIP Fund )
JNL/Mellon Capital DowSM Dividend Fund (formerly,	JNL/Mellon Capital Communications Sector Fund (formerly,
JNL/Mellon Capital Management DowSM Dividend Fund )	JNL/Mellon Capital Management Communications Sector Fund )
JNL/Mellon Capital S&P® 24 Fund (formerly, JNL/Mellon	JNL/Mellon Capital Consumer Brands Sector Fund (formerly,
Capital Management S&P® 24 Fund )	JNL/Mellon Capital Management Consumer Brands Sector Fund )
JNL/Mellon Capital S&P® SMid 60 Fund (formerly, JNL/Mellon	JNL/Mellon Capital Financial Sector Fund (formerly, JNL/Mellon
Capital Management S&P® SMid 60 Fund )	Capital Management Financial Sector Fund )
JNL/Mellon Capital NYSE® International 25 Fund (formerly,	JNL/Mellon Capital Healthcare Sector Fund (formerly,
JNL/Mellon Capital Management NYSE® International 25 Fund )	JNL/Mellon Capital Management Healthcare Sector Fund )
JNL/Mellon Capital 25 Fund (formerly, JNL/Mellon Capital	JNL/Mellon Capital Oil & Gas Sector Fund (formerly, JNL/Mellon
Management 25 Fund )	Capital Management Oil & Gas Sector Fund )
JNL/Mellon Capital Select Small-Cap Fund (formerly,	JNL/Mellon Capital Technology Sector Fund (formerly,
JNL/Mellon Capital Management Select Small-Cap Fund )	JNL/Mellon Capital Management Technology Sector Fund )
JNL/Mellon Capital JNL 5 Fund (formerly, JNL/Mellon Capital
Management JNL 5 Fund )

*Effective August 29, 2011, the Investment Divisions of the Separate Account investing in the JNL Institutional Alt 65 Fund; JNL/Goldman Sachs Emerging Markets Debt Fund; JNL/Lazard Emerging Markets Fund; JNL/Mellon Capital Global Alpha Fund; and JNL/Red Rocks Listed Private Equity Fund stopped accepting any additional allocations or transfers. Please see “Investment Divisions” on page 17 for more information.

Underscored are the Funds that are newly available or recently underwent name changes, as may be explained in the accompanying parenthetical. The Funds are not the same mutual funds that you would buy directly from a retail mutual fund or through your stockbroker. The prospectuses for the Funds are attached to this prospectus.

TABLE OF CONTENTS

GLOSSARY	1

KEY FACTS	3

FEES AND EXPENSES TABLES	4
Owner Transaction Expenses	4
Periodic Expenses	5
Total Annual Fund Operating Expenses	10

EXAMPLE	13

CONDENSED FINANCIAL INFORMATION	13

THE ANNUITY CONTRACT	13

JACKSON	14

THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT	14
The Fixed Account	14
The GMWB Fixed Account	17

THE SEPARATE ACCOUNT	17

INVESTMENT DIVISIONS	17
JNL Series Trust	18
JNL Variable Fund LLC	31
Voting Privileges	34
Substitution	34

CONTRACT CHARGES	34
Mortality and Expense Risk Charge	34
Annual Contract Maintenance Charge	34
Administration Charge	34
Transfer Charge	35
Withdrawal Charge	35
Earnings Protection Benefit (“EarningsMax”) Charge	36
Contract Enhancement Charge	37
Contract Enhancement Recapture Charge	37
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”) Charge	39
5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”) Charge	40
6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”) Charge	41
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up And Transfer Of Assets (“Jackson Select Protector GMWB”) Charge	41
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (with and without the Optional Income Upgrade Table) (“LifeGuard Freedom 6 Net”) Charge	42
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (with and without the Optional Income Upgrade Table) (“LifeGuard Freedom 6 Net with Joint Option”) Charge	44
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (with and without the Optional Income Upgrade Table) (“LifeGuard Freedom Flex GMWB”) Charge	45
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (with and without the Optional Income Upgrade Table) (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge.	47
Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) Charge	48
Death Benefit Charges	48
Five-Year Withdrawal Charge Period	50
20% Additional Free Withdrawal Charge	50
Commutation Fee	50
Other Expenses	50

Premium Taxes	50
Income Taxes	50

DISTRIBUTION OF CONTRACTS	51

PURCHASES	52
Minimum Initial Premium	52
Minimum Additional Premiums	52
Maximum Premiums	53
Allocations of Premium	53
Optional Contract Enhancements	53
Capital Protection Program	57
Accumulation Units	57

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS	57
Potential Limits and Conditions on Fixed Account Transfers	58
Restrictions on Transfers: Market Timing	59

TELEPHONE AND INTERNET TRANSACTIONS	60
The Basics	60
What You Can Do and How	60
What You Can Do and When	60
How to Cancel a Transaction	60
Our Procedures	60

ACCESS TO YOUR MONEY	60
Waiver of Withdrawal and Recapture Charges for Certain Emergencies	61
Optional Five-Year Withdrawal Charge Period	62
20% Additional Free Withdrawal	62
Guaranteed Minimum Withdrawal Benefit Considerations	62
Guaranteed Minimum Withdrawal Benefit Important Special Considerations	63
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”)	65
5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”)	69
6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”)	73
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer Of Assets (“Jackson Select Protector GMWB”)	76
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”)	86
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net with Joint Option”)	98
Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups, and Guaranteed Death Benefit (“LifeGuard Freedom Flex GMWB” and “LifeGuard Freedom Flex with Joint Option GMWB”)	110
LifeGuard Freedom Flex GMWB	112
LifeGuard Freedom Flex with Joint Option GMWB	122
Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”)	133
Systematic Withdrawal Program	139
Suspension of Withdrawals or Transfers	139

INCOME PAYMENTS (THE INCOME PHASE)	139
Variable Income Payments	140
Income Options	140

DEATH BENEFIT	141
Basic Death Benefit	141
Earnings Protection Benefit (“EarningsMax”)	142
Optional Death Benefits	142
5% Roll-up Death Benefit	143

6% Roll-up Death Benefit	144
Highest Quarterly Anniversary Value Death Benefit	145
Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit	146
Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit	147
LifeGuard Freedom Flex DB	149
Payout Options	151
Pre-Selected Payout Options	151
Special Spousal Continuation Option	151
Death of Owner On or After the Income Date	152
Death of Annuitant	152

TAXES	152
Contract Owner Taxation	152
Tax-Qualified and Non-Qualified Contracts	152
Non-Qualified Contracts – General Taxation	152
Non-Qualified Contracts – Aggregation of Contracts	152
Non-Qualified Contracts – Withdrawals and Income Payments	152
Non-Qualified Contracts – Required Distributions	153
Tax-Qualified Contracts – Withdrawals and Income Payments	153
Withdrawals – Tax-Sheltered Annuities	153
Withdrawals – Roth IRAs	153
Constructive Withdrawals – Investment Adviser Fees	154
Death Benefits	154
IRS Approval	154
Assignment	154
Diversification	154
Owner Control	154
Withholding	154
Jackson Taxation	155

OTHER INFORMATION	155
Dollar Cost Averaging	155
Dollar Cost Averaging Plus (DCA+)	155
Earnings Sweep	156
Rebalancing	156
Free Look	156
Advertising	156
Restrictions Under the Texas Optional Retirement Program (ORP)	157
Modification of Your Contract	157
Confirmation of Transactions	157
Legal Proceedings	157

PRIVACY POLICY	157

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	159

APPENDIX A (Trademarks, Services Marks, and Related Disclosures)	A-1

APPENDIX B (Contract Enhancement Recapture Charge Prospectus Examples)	B-1

APPENDIX C (Broker-Dealer Support)	C-1

APPENDIX D (GMWB Prospectus Examples)	D-1

APPENDIX E (GMWB Prospectus Examples for LifeGuard Freedom Flex GMWB, LifeGuard Freedom Flex With Joint Option GMWB, and Jackson Select Protector GMWB)	E-1

APPENDIX F (Transfer of Assets Methodology)	F-1

APPENDIX G (GMWB Prospectus Examples for LifeGuard Freedom 6 Net GMWB, LifeGuard Freedom 6 Net With Joint Option GMWB, and MarketGuard Stretch GMWB)	G-1

APPENDIX H (Accumulation Unit Values)	H-1

GLOSSARY

These terms are capitalized when used throughout this prospectus because they have special meaning.  In reading this prospectus, please refer back to this glossary if you have any questions about these terms.

Accumulation Unit – a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

Annuitant – the natural person on whose life annuity payments for this Contract are based.  The Contract allows for the naming of joint Annuitants.  Any reference to the Annuitant includes any joint Annuitant.

Annuity Unit – a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

Beneficiary – the natural person or legal entity designated to receive any Contract benefits upon the Owner’s death.  The Contract allows for the naming of multiple Beneficiaries.

Business Day – each day that the New York Stock Exchange is open for business.

Completed Year – the succeeding twelve months from the date on which we receive a Premium payment.  Completed Years specify the years from the date of receipt of the Premium and does not refer to Contract Years.  If the Premium receipt date is on the Issue Date of the Contract then Completed Year 0-1 does not include the first Contract Anniversary.  The first Contract Anniversary begins Completed Year 1-2 and each successive Completed Year begins with the Contract Anniversary of the preceding Contract Year and ends the day before the next Contract Anniversary.

If the Premium receipt date is other than the Issue Date or a subsequent Contract Anniversary, there is no correlation of the Contract Anniversary date and Completed Years.  For example, if the Issue Date is January 15, 2014 and a Premium payment is received on February 28, 2014 then, although the first Contract Anniversary is January 15, 2015 , Completed Year 0-1 for that Premium payment would begin on February 28, 2014 and end on February 27, 2015 .  Completed Year 1-2 for that Premium payment would begin on February 28, 2015 .

Contract – the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

Contract Anniversary – each one-year anniversary of the Contract’s Issue Date.

Contract Enhancement – a credit that we will make to your Contract Value at the end of any Business Day in the first seven Contract Years (five Contract Years for the 2% Contract Enhancement) during which we receive a Premium payment.  The Contract Enhancement endorsements available are the 2% Contract Enhancement endorsement, 3% Contract Enhancement endorsement, 4% Contract Enhancement endorsement, 5%

Contract Enhancement endorsement, or 6% Contract Enhancement endorsement.  The actual Contract Enhancement percentage applied to the Premium payment varies, depending upon which Contract Enhancement you have elected and the Contract Year in which you make your payment.

Contract Month – the period of time between consecutive monthly anniversaries of the Contract’s Issue Date.

Contract Monthly Anniversary – each one-month anniversary of the Contract’s Issue Date.

Contract Quarter – the period of time between consecutive three-month anniversaries of the Contract’s Issue Date.

Contract Quarterly Anniversary – each three-month anniversary of the Contract’s Issue Date.

Contract Value – the sum of the allocations between the Contract’s Investment Divisions, Fixed Account and Guaranteed Minimum Withdrawal Benefit (GMWB) Fixed Account.

Contract Year – the succeeding twelve months from a Contract’s Issue Date and every anniversary.  The first Contract Year (Contract Year 0-1) starts on the Contract’s Issue Date and extends to, but does not include, the first Contract Anniversary.  Subsequent Contract Years start on an anniversary date and extend to, but do not include, the next anniversary date.

For example, if the Issue Date is January 15, 2014 , then the end of Contract Year 0-1 would be January 14, 2015 , and January 15, 2015 , which is the first Contract Anniversary, begins Contract Year 1-2.

Earnings Protection Benefit – an optional benefit available at issue that may increase the amount of the death benefit payable at death.

Excess Interest Adjustment – an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, transferred, or annuitized before the end of the period.

Fixed Account – part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period.  The Fixed Account consists of the Fixed Account Options.

Fixed Account Contract Value – the sum of the allocations between the Contract’s Fixed Account Options.

Fixed Account Option – a Contract option within the Fixed Account for a specific period under which a stated rate of return will be credited.

GLOSSARY
Fund – a registered management investment company in which an Investment Division of the Separate Account invests.

General Account – the General Account includes all our assets, including any Contract Value allocated to the Fixed Account and the GMWB Fixed Account, which are available to our creditors.

Good Order – when our administrative requirements, including all information, documentation and instructions deemed necessary by us, in our sole discretion, are met in order to issue a Contract or execute any requested transaction pursuant to the terms of the Contract.

Guaranteed Minimum Withdrawal Benefit (GMWB) Fixed Account – part of our General Account to and from which, if you elect a GMWB containing a Transfer of Assets provision (the Jackson Select Protector GMWB contains a Transfer of Assets provision), automatic transfers of your Contract Value may be required according to non-discretionary formulas.  The Contract Value allocated to the GMWB Fixed Account will earn a stated rate of return over a specified period.

GMWB Fixed Account Contract Value – the sum of the allocations to the Contract’s GMWB Fixed Account.

Income Date – the date on which you begin receiving annuity payments.

Issue Date – the date your Contract is issued.

Investment Division – one of multiple variable options of the Separate Account to allocate your Contract’s value, each of which exclusively invests in a different available Fund.  The Investment Divisions are called variable because the return on investment is not guaranteed.

Jackson, JNL, we, our, or us – Jackson National Life Insurance Company.  (We do not capitalize “we,” “our,” or “us” in the prospectus.)

Latest Income Date – the Contract Anniversary on or next following the date on which the Owner attains age 95 under a non-qualified contract, or such earlier date as required by the applicable qualified plan, law or regulation.

Owner, you or your – the natural person or legal entity entitled to exercise all rights and privileges under the Contract.  Usually, but not always, the Owner is the Annuitant.  The Contract allows for the naming of joint Owners.  (We do not capitalize “you” or “your” in the prospectus.)  Any reference to the Owner includes any joint Owner.

Premium(s) – considerations paid into the Contract by or on behalf of the Owner.   The maximum aggregate Premium payments you may make without prior approval is $1 million.  This maximum amount is subject to further limitations at any time on both initial and subsequent Premium payments.

Remaining Premium – the total Premium paid reduced by withdrawals that incur withdrawal and/or recapture charges, and withdrawals of Premiums that are no longer subject to withdrawal and/or recapture charges.

Required Minimum Distributions (RMDs) – For certain qualified contracts, the amount defined under the Internal Revenue Code as the minimum distribution requirement as applied to your Contract only.  This definition excludes any withdrawal necessary to satisfy the minimum distribution requirements of the Internal Revenue Code if the Contract is purchased with contributions from a nontaxable transfer after the death of the owner of a qualified contract.  Different rules apply for the MarketGuard Stretch GMWB as described in the “MarketGuard Stretch GMWB” section.

Separate Account – Jackson National Separate Account – I.  The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

Separate Account Contract Value – the sum of the allocations between the Contract’s Investment Divisions.

KEY FACTS

The immediately following two sections briefly introduce the Contract (and its benefits and features) and its costs; however, please carefully read the whole prospectus and any related documents before purchasing the Contract to be sure that it will meet your needs.

Allocation Options
The Contract makes available Investment Divisions and a Fixed Account for allocation of your Premium payments and Contract Value.  In addition, if you elect a GMWB containing a Transfer of Assets provision, automatic transfers of your Contract Value may be allocated to a GMWB Fixed Account.  For more information about the fixed accounts, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 14 .  For more information about the Investment Divisions, please see “INVESTMENT DIVISIONS” beginning on page 17 .

Investment Purpose
The Contract is intended to help you save for retirement or another long-term investment purpose.  The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan.  Qualified plans confer their own tax deferral.  For more information, please see “TAXES” beginning on page 152 .

Free Look
If you change your mind about having purchased the Contract, you may return it without penalty.  There are conditions and limitations, including time limitations, depending on where you live.  For more information, please see “Free Look” beginning on page 156 .  In some states, we are required to hold the Premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the Premiums to the Investment Divisions.  State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

Purchases
There are minimum and maximum Premium requirements.  The Contract also has a Premium protection option, namely the Capital Protection Program.  For more information about this option, please see “PURCHASES” beginning on page 52 .

Optional Endorsements
Not all optional endorsements are available in all states or through all broker-dealers.  The availability of optional endorsements may reflect state prohibitions and variations, Jackson’s reservation of the right not to offer certain optional endorsements, and broker-dealer selections.  The representative assisting you will advise you whether an optional benefit is available and of any variations.

Withdrawals
Before the Income Date, there are a number of ways to access your Contract Value, generally subject to a charge or adjustment, particularly during the early Contract Years.  There are also a number of optional withdrawal benefits available.  The Contract has a free withdrawal provision and waives the charges and adjustments in the event of some unforeseen emergencies.  For more information, please see “ACCESS TO YOUR MONEY” beginning on page 60 .

Income Payments	There are a number of income options available. For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 139 .

Death Benefit
The Contract has a death benefit that becomes payable if you die before the Income Date.  There are also a number of optional death benefits available.  For more information, please see “DEATH BENEFIT” beginning on page 141 .

Contract Charges
Various charges apply under the Contract as summarized in the “FEES AND EXPENSES TABLES” below.  If the Contract Value is insufficient to pay the charges under the Contract, the Contract will terminate without value, unless you are eligible for continued payments under a Guaranteed Minimum Withdrawal Benefit.

FEES AND EXPENSES TABLES

The following tables describe the fees and expenses that you will pay when purchasing, owning and surrendering the Contract.  The first table (and footnotes) describes the fees and expenses that you will pay at the time that you purchase the Contract, surrender the Contract or transfer cash value between investment options.  Fees and expenses also may apply after the Income Date.  For more information, please see “Commutation Fee” on page 50 , and “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 139 .

Owner Transaction Expenses

Front-end Sales Load	None

Maximum Withdrawal Charge 1
Percentage of Premium withdrawn, if applicable	8.5%

Maximum Contract Enhancement Recapture Charge 2
Percentage of the corresponding Premiums withdrawn with a Contract Enhancement	5.0%

Maximum Premium Taxes 3
Percentage of each Premium	3.5%

Transfer Charge 4
Per transfer after 15 in a Contract Year	$25

Expedited Delivery Charge 5	$22.50

1
The withdrawal charge is a schedule lasting seven Completed Years following each Premium as shown in the table below, and there is an optional withdrawal charge schedule (that is shorter) available (state variations may apply), also shown in the table below:

Withdrawal Charge (as a percentage of Premium payments)

	Completed Years Since Receipt Of Premium
	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
Base Schedule	8.5%	7.5%	6.5%	5.5%	5%	4%	2%	0
Five-year Schedule	8%	7%	6%	4%	2%	0	0	0

For more information on withdrawal charges, please see “Withdrawal Charge” under “Contract Charges” beginning on page 35 .

2	For more information about recapture charges, please see “Contract Enhancement Recapture Charge” under “Contract Charges”, beginning on page 37 .

3	Premium taxes generally range from 0 to 3.5% and vary by state.

4	We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing, and periodic automatic transfers.

5	For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

The next table (and footnotes) describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds’ fees and expenses.

Periodic Expenses

Base Contract

Annual Contract Maintenance Charge 6	$35

Separate Account Annual Expenses
Annual percentage of average daily account value of Investment Divisions

Mortality And Expense Risk Charge	1.10%

Administration Charge 7	0.15%

Total Separate Account Annual Expenses for Base Contract	1.25%

Optional Endorsements - A variety of optional endorsements to the Contract are available.  The optional endorsements listed below include endorsements and applicable charges for endorsements that were previously sold but are no t currently available to be added to a new Contract.  Please see the footnotes for additional information on the various optional endorsement charges.

The following optional endorsement charges are based on average daily Contract Value in the Investment Divisions and are deducted daily as part of the calculation of the value of the Accumulation Units.  You may select one from each grouping below8:

Earnings Protection Benefit Maximum Annual Charge (“EarningsMax®”) 9	0.45%

6% Contract Enhancement Maximum Annual Charge (not currently offered as of October 15, 2012) 10	0.832%
5% Contract Enhancement Maximum Annual Charge (not currently offered as of October 15, 2012) 10	0.695%
4% Contract Enhancement Maximum Annual Charge (not currently offered as of October 15, 2012) 10	0.56%
3% Contract Enhancement Maximum Annual Charge (not currently offered as of October 15, 2012) 10	0.42%
2% Contract Enhancement Maximum Annual Charge (not currently offered as of October 15, 2012) 11	0.395%

Five-year Withdrawal Schedule Maximum Annual Charge	0.30%

20% Additional Free Withdrawal Maximum Annual Charge	0.30%

The following optional death benefit endorsement charges are benefit based.  Please see the footnotes for additional information on the various optional death benefit endorsement charges.  You may select one of the available benefits listed below8:

Benefit Based Charges
5% Roll-up Death Benefit Maximum Annual Charge 12	1.20%
6% Roll-up Death Benefit Maximum Annual Charge (no longer offered as of April 30, 2012) 13	1.60%
Highest Quarterly Anniversary Value Death Benefit Maximum Annual Charge 14	0.60%
Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit Maximum Annual Charge 15	1.40%
Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit Maximum Annual Charge (no longer offered as of April 30, 2012) 16	1.80%
LifeGuard Freedom Flex DBSM Maximum Annual Charge (only available with a specified combination of Options for the LifeGuard Freedom Flex® GMWB) 17	0.72%

The following optional endorsement charges are benefit based.  Please see the footnotes for additional information on the various optional endorsement charges.  You may select one of the available benefits listed below8:

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Maximum Annual Charge (“SafeGuard Max®”) (no longer offered as of April 29, 2013) 18	1.20%
5% GMWB With Annual Step-Up Maximum Annual Charge (“AutoGuard 5SM”) 19	1.74%
6% GMWB With Annual Step-Up Maximum Annual Charge (“AutoGuard 6SM”) (no longer offered as of April 29, 2013) 20	2.04%
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets Charge (“Jackson Select Protector® GMWB”) (no longer offered as of April 29, 2013) 21	2.34%
For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net®”) 22	2.52%
For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge ( “ LifeGuard Freedom 6 Net ” ) with Optional Income Upgrade Table	3.00%
Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net® With Joint Option”) (no longer offered as of October 15, 2012) 23	3.00%
Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge ( “ LifeGuard Freedom 6 Net With Joint Option ” ) with Optional Income Upgrade Table (no longer offered as of October 15, 2012)	3.00%
For Life GMWB With Bonus and Step-Up Maximum Annual Charge (“LifeGuard Freedom Flex® GMWB”) 24	2.64%
For Life GMWB With Bonus and Step-Up Maximum Annual Charge ( “ LifeGuard Freedom Flex GMWB ” ) with Optional Income Upgrade Table	3.00%
Joint For Life GMWB With Bonus and Step-Up Maximum Annual Charge (“LifeGuard Freedom Flex® With Joint Option GMWB”) (no longer offered as of October 15, 2012) 25	3.00%
Joint For Life GMWB With Bonus and Step-Up Maximum Annual Charge ( “ LifeGuard Freedom Flex With Joint Option GMWB ” ) with Optional Income Upgrade Table (no longer offered as of October 15, 2012)	3.00%
Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard StretchSM GMWB”) 26	2.22%

6
This charge is waived on Contract Value of $50,000 or more.  This charge is deducted proportionally from allocations to the Investment Divisions, the Fixed Account and the GMWB Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

7
This charge is waived if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million.  If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, the Administration Charge will be reinstated as of that date.

8
Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled.  The 6%, 5%, 4% and 3% Contract Enhancements are not available if you select the 20% Additional Free Withdrawal endorsement and vice versa.

9	The current charge is 0.30%.

10
This charge lasts for the first seven Contract Years.  While this charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions, this charge will also be assessed against any amounts allocated to the Fixed Account Options and the GMWB Fixed Account by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals).  For more information, please see “Contract Enhancement Charge” under “Contract Charges”, beginning on page 37 .

11
This charge lasts for the first five Contract Years.  While this charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions, this charge will also be assessed against any amounts allocated to the Fixed Account Options and the GMWB Fixed Account by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals).  For more information, please see “Contract Enhancement Charge” under “Contract Charges”, beginning on page 37 .

12
The current charge is 0.20% of the GMDB Benefit Base each Contract Quarter (0.80% annually), subject to a maximum annual charge of 1.20% of the GMDB Benefit Base (as used in the Table).  For endorsements purchased before April 30, 2012, the current charge is 0.15% of the GMDB Benefit Base each Contract Quarter (0.60% annually), subject to a maximum annual charge of 1.20% of the GMDB Benefit Base.

For more information about the charge for this endorsement, please see “5% Roll-up Death Benefit” under “Death Benefit Charges”, beginning on page 48 .  For more information about how the endorsement works, including how the GMDB Benefit Base is calculated, please see “5% Roll-up Death Benefit” under “Optional Death Benefits”, beginning on page 143 .

13	The current charge is 0.20% of the GMDB Benefit Base each Contract Quarter (0.80% annually), subject to a maximum annual charge of 1.60% of the GMDB Benefit Base (as used in the Table).

For more information about the charge for this endorsement, please see “6% Roll-up Death Benefit” under “Death Benefit Charges”, beginning on page 49 .  For more information about how the endorsement works, including how the GMDB Benefit Base is calculated, please see “6% Roll-up Death Benefit” under “Optional Death Benefits”, beginning on page 144 .

14	The current charge is 0.075% of the GMDB Benefit Base each Contract Quarter (0.30% annually), subject to a maximum annual charge of 0.60% of the GMDB Benefit Base (as used in the Table).

For more information about the charge for this endorsement, please see “Highest Quarterly Anniversary Value Death Benefit” under “Death Benefit Charges”, beginning on page 49 .  For more information about how the endorsement works, including how the GMDB Benefit Base is calculated, please see “Highest Quarterly Anniversary Value Death Benefit” under “Optional Death Benefits”, beginning on page 145 .

15
The current charge is 0.225% of the GMDB Benefit Base each Contract Quarter (0.90% annually), subject to a maximum annual charge of 1.40% of the GMDB Benefit Base (as used in the Table).  For endorsements purchased before April 30, 2012, the current charge is 0.175% of the GMDB Benefit Base each Contract Quarter (0.70% annually), subject to a maximum annual charge of 1.40% of the GMDB Benefit Base.

For more information about the charge for this endorsement, please see “Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit” under “Death Benefit Charges”, beginning on page 49 .  For more information about how the endorsement works, including how the GMDB Benefit Base is calculated, please see “Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit” under “Optional Death Benefits”, beginning on page 146 .

16	The current charge is 0.225% of the GMDB Benefit Base each Contract Quarter (0.90% annually), subject to a maximum annual charge of 1.80% of the GMDB Benefit Base (as used in the Table).

For more information about the charge for this endorsement, please see “Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit” under “Death Benefit Charges”, beginning on page 49 .  For more information about how the endorsement works, including how the GMDB Benefit Base is calculated, please see “Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit” under “Optional Death Benefits”, beginning on page 147 .

17
The current and maximum charge for the LifeGuard Freedom Flex DB is 0.175% of the GMWB Death Benefit each Contract Quarter (0.70% annually).  For Contracts purchased in Washington State, the current and maximum charge is 0.06% of the GMWB Death Benefit each Contract Month (0.72% annually, as used in the table).

For more information about the charge for the LifeGuard Freedom Flex DB, please see “LifeGuard Freedom Flex DB” under “Death Benefit Charges”, beginning on page 50 .  For more information about how the LifeGuard Freedom Flex DB works, including how the GWB Death Benefit is calculated, please see “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 149 .

18
1.20% of the GWB is the maximum annual charge, which charge is payable quarterly.  However, for Contracts purchased in Washington State, you pay the charge each Contract Month.  The tables below have the maximum and current charges.

GMWB With 5-Year Step-Up
Annual Charge	Maximum		Current
	1.20%	(WA Only) 1.20%	0.60%	(WA Only) 0.60%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Charge” beginning on page 39 .  For more information about how this endorsement works, including how the GWB is calculated, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 65 .

19
1.70% of the GWB is the maximum annual charge, which charge is payable quarterly.  However, for Contracts purchased in Washington State, the maximum annual charge is 1.74% of the GWB, which charge is payable each Contract Month.  The tables below have the maximum and current charges.

5% GMWB With Annual Step-Up
Annual Charge	Maximum		Current
	1.70%	(WA Only) 1.74%	0.85%	(WA Only) 0.87%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 40 .  For more information about how the endorsement works, including how the GWB is calculated, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 69 .

20
2.00% of the GWB is the maximum annual charge, which charge is payable quarterly.  However, for Contracts purchased in Washington State, the maximum annual charge is 2.04% of the GWB, which charge is payable each Contract Month. The tables below have the maximum and current charges.

6% GMWB With Annual Step-Up
Annual Charge	Maximum		Current
	2.00%	(WA Only) 2.04%	1.00%	(WA Only) 1.02%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 41 .  For more information about how the endorsement works, including how the GWB is calculated, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 73 .

21
2.30% of the GWB is the maximum annual charge, which charge is payable quarterly.  However, for Contracts purchased in Washington State, 2.34% of the GWB is the maximum annual charge, which charge is payable each Contract Month.  The tables below have the maximum and current charges.

For Life GMWB With Annual Step-Up and Transfer of Assets
Annual Charge	Maximum		Current
	2.30%	(WA Only) 2.34%	1.15%	(WA Only) 1.17%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “For Life GMWB With Annual Step-Up and Transfer of Assets Charge” beginning on page 41 .  For more information about how the endorsement works, including how the GWB is calculated, please see “For Life GMWB With Annual Step-Up and Transfer of Assets” beginning on page 76 .

22
2.50 % of the GWB is the maximum annual charge, which charge is payable quarterly.    However, for Contracts purchased in Washington State, 2.52 % of the GWB is the maximum annual charge, which charge is payable each Contract Month.  The tables below have the maximum and current charges.

For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount GMWBS ISSUED ON OR AFTER APRIL 29, 2013
Annual Charge	Maximum		Current
	2.50%	(WA Only) 2.52%	1.25%	(WA Only) 1.26%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount GMWBS ISSUED BEFORE APRIL 29, 2013
Annual Charge	Maximum		Current
For endorsements purchased before April 30, 2012	2.10%	(WA Only) 2.10%	1.05%	(WA Only) 1.05%
For endorsements purchased on or after April 30, 2012	2.20%	(WA Only) 2.22%	1.10%	(WA Only) 1.11%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement (with and without the Optional Income Upgrade Table) , please see “For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (with and without the Optional Income Upgrade Table) ( “ LifeGuard Freedom 6 Net ” ) Charge” beginning on page 42 .  For more information about how the endorsement works, including how the GWB is calculated, please see “For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount” beginning on page 86 .

23
3.00% of the GWB is the maximum annual charge, which charge is payable quarterly.  However, for Contracts purchased in Washington State, you pay the charge each Contract Month.  The tables below have the maximum and current charges.

Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount
Annual Charge	Maximum		Current
For endorsements purchased before April 30, 2012	3.00%	(WA Only) 3.00%	1.50%	(WA Only) 1.50%
For endorsements purchased on or after April 30, 2012	3.00%	(WA Only) 3.00%	1.55%	(WA Only) 1.56%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement (with and without the Optional Income Upgrade Table) , please see “Joint For Life GMWB Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (with and without the Optional Income Upgrade Table) ( “ LifeGuard Freedom 6 Net with Joint Option ” ) Charge” beginning on page 44 .  For more information about how the endorsement works, including how the GWB is calculated, please see “Joint For Life GMWB Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount” beginning on page 98 .

24
2.60% of the GWB is the maximum annual charge, which charge is payable quarterly.  However, for Contracts purchased in Washington State, 2.64% is the maximum annual charge, which charge is payable each Contract Month.  The tables below have the maximum and current charges.

LifeGuard Freedom Flex GMWB GMWBS ISSUED ON OR AFTER APRIL 29, 2013
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.00%	(WA Only) 2.04%	1.00%	(WA Only) 1.02%
6% Bonus and Annual Step-Up	2.20%	2.22%	1.10%	1.11%
7% Bonus and Annual Step-Up	2.50%	2.52%	1.25%	1.26%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex GMWB GMWBS ISSUED BEFORE APRIL 29, 2013
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.80%	(WA Only) 1.80%	0.90%	(WA Only) 0.90%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.00%	2.04%	1.00%	1.02%
6% Bonus and Annual Step-Up	1.90%	1.92%	0.95%	0.96%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.20%	2.22%	1.10%	1.11%
7% Bonus and Annual Step-Up	2.20%	2.22%	1.10%	1.11%
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.50%	2.52%	1.25%	1.26%
8% Bonus and Annual Step-Up (No longer offered on or after August 29, 2011)	2.60%	2.64%	1.30%	1.32%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement (with and without the Optional Income Upgrade Table) , please see “For Life GMWB With Bonus and Step-Up (with and without the Optional Income Upgrade Table) ( “ LifeGuard Freedom Flex GMWB ” ) Charge” beginning on page 50 .  For more information about how the endorsement works, including how the GWB is calculated, please see “LifeGuard Freedom Flex GMWB” beginning on page 112 .

25
3.00% of the GWB is the maximum annual charge, which charge is payable quarterly.  However, for Contracts purchased in Washington State, you pay the charge each Contract Month.  The tables below have the maximum and current charges.

LifeGuard Freedom Flex With Joint Option GMWB
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.10%	(WA Only) 2.10%	1.05%	(WA Only) 1.05%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.50%	2.52%	1.25%	1.26%
6% Bonus and Annual Step-Up	2.50%	2.52%	1.25%	1.26%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after September 10, 2012)	3.00%	3.00%	1.50%	1.50%
7% Bonus and Annual Step-Up (no longer offered on or after September 10, 2012)	3.00%	3.00%	1.50%	1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement (with and without the Optional Income Upgrade Table) , please see “Joint For Life GMWB With Bonus and Step-Up (with and without the Optional Income Upgrade Table) ( “ LifeGuard Freedom Flex with Joint Option GMWB ” ) Charge” beginning on page 47 .  For more information about how the endorsement works, including how the GWB is calculated, please see “LifeGuard Freedom Flex GMWB With Joint Option” beginning on page 122 .

26
2.20% of the GMWB Charge Base is the maximum annual charge, which charge is payable quarterly.  However, for Contracts purchased in Washington State, 2.22% of the GMWB Charge Base is the maximum annual charge, which charge is payable each Contract Month.   The tables below have the maximum and current charges.

MarketGuard Stretch GMWB
Annual Charge	Maximum		Current
	2.20%	(WA Only) 2.22%	1.10%	(WA Only) 1.11%
Charge Basis	GMWB Charge Base
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) Charge” beginning on page 48 .  For more information about how the endorsement works, including how the GMWB Charge Base is calculated, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”)” beginning on page 133 .

The next item shows the minimum and maximum total annual operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.

Total Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)

Minimum: 0.57%

Maximum: 2. 42%

More detail concerning each Fund’s fees and expenses is below.  But please refer to the Funds’ prospectuses for even more information, including investment objectives, performance, and information about Jackson National Asset Management, LLC®, the Funds’ Adviser and Administrator, as well as the sub-advisers.

Fund Operating Expenses (As an annual percentage of each Fund’ s average daily net assets) Fund Name	Management and Admin Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Fund Operating Expenses
JNL/American Funds® Blue Chip Income and Growth	1.26% A	0.25% A	0.02% A	0.00%	1.53% A	0.45% B	1.08% A,B
JNL/American Funds Global Bond	1.38% A	0.25% A	0.03% A	0.00%	1.66% A	0.55% B	1.11% A,B
JNL/American Funds Global Small Capitalization	1.61% A	0.25% A	0.04% A	0.00%	1.90% A	0.60% B	1.30% A,B
JNL/American Funds Growth-Income	1.12% A	0.25% A	0.02% A	0.00%	1.39% A	0.40% B	0.99% A,B
JNL/American Funds International	1.50% A	0.25% A	0.04% A	0.00%	1.79% A	0.55% B	1.24% A,B
JNL/American Funds New World	1.94% A	0.25% A	0.05% A	0.00%	2.24% A	0.80% B	1.44% A,B
JNL/DFA U.S. Core Equity	0.72%	0.20%	0.00%	0.01%	0.93%	0.12% C	0.81%
JNL/Mellon Capital Global Alpha	1.15%	0.20%	0.00%	0.03%	1.38%	0.00% C	1.38%
JNL/ T. Rowe Price Value	0.72%	0.20%	0.01%	0.00%	0.93%	0.01% C	0.92%
JNL/WMC Money Market	0.36%	0.20%	0.01%	0.00%	0.57%	0.32% D	0.25% D

Fund Operating Expenses (As an annual percentage of each Fund’s average daily net assets) Fund Name	Management and Admin Fee	Distribution and/or Service (12b-1) Fees	Acquired Fund Fees and Expenses	Other Expenses	Total Annual Fund Operating Expenses
JNL Institutional Alt 20	0.17%	0.00%	0.83%	0.00%	1.00%
JNL Institutional Alt 35	0.16%	0.00%	0.95%	0.01%	1.12%
JNL Institutional Alt 50	0.16%	0.00%	1.06%	0.00%	1.22%
JNL Institutional Alt 65	0.18%	0.00%	1.18%	0.00%	1.36%
JNL/American Funds Balanced Allocation	0.45%	0.25%	0.48%	0.00%	1.18%

Fund Operating Expenses (As an annual percentage of each Fund’s average daily net assets) Fund Name	Management and Admin Fee	Distribution and/or Service (12b-1) Fees	Acquired Fund Fees and Expenses	Other Expenses	Total Annual Fund Operating Expenses
JNL/American Funds Growth Allocation	0.45%	0.25%	0.50%	0.00%	1.20%
JNL/BlackRock Commodity Securities Strategy	0.77%	0.20%	0.01%	0.01%	0.99%
JNL/BlackRock Global Allocation	0.89%	0.20%	0.01%	0.01%	1.11%
JNL/Brookfield Global Infrastructure	0.95%	0.20%	0.01%	0.00%	1.16%
JNL/Capital Guardian Global Balanced	0.80%	0.20%	0.01%	0.01%	1.02%
JNL/Capital Guardian Global Diversified Research	0.87%	0.20%	0.01%	0.01%	1.09%
JNL/Eagle SmallCap Equity	0.78%	0.20%	0.00%	0.00%	0.98%
JNL/Eastspring Investments Asia ex-Japan	1.05%	0.20%	0.00%	0.02%	1.27%
JNL/Eastspring Investments China-India	1.10%	0.20%	0.00%	0.01%	1.31%
JNL/Franklin Templeton Founding Strategy	0.05%	0.00%	1.03%	0.00%	1.08%
JNL/Franklin Templeton Global Growth	0.84%	0.20%	0.01%	0.01%	1.06%
JNL/Franklin Templeton Global Multisector Bond	0.90%	0.20%	0.03%	0.00%	1.13%
JNL/Franklin Templeton Income	0.73%	0.20%	0.02%	0.01%	0.96%
JNL/Franklin Templeton International Small Cap Growth	1.10%	0.20%	0.01%	0.00%	1.31%
JNL/Franklin Templeton Mutual Shares	0.83%	0.20%	0.02%	0.01%	1.06%
JNL/Franklin Templeton Small Cap Value	0.90%	0.20%	0.02%	0.00%	1.12%
JNL/Goldman Sachs Core Plus Bond	0.67%	0.20%	0.03%	0.01%	0.91%
JNL/Goldman Sachs Emerging Markets Debt	0.86%	0.20%	0.01%	0.01%	1.08%
JNL/Goldman Sachs Mid Cap Value	0.81%	0.20%	0.01%	0.00%	1.02%
JNL/Goldman Sachs U.S. Equity Flex	0.95%	0.20%	0.01%	0.98%	2.14%
JNL/Invesco Global Real Estate	0.85%	0.20%	0.01%	0.00%	1.06%
JNL/Invesco International Growth	0.80%	0.20%	0.02%	0.00%	1.02%
JNL/Invesco Large Cap Growth	0.76%	0.20%	0.01%	0.00%	0.97%
JNL/Invesco Small Cap Growth	0.95%	0.20%	0.01%	0.00%	1.16%
JNL/Ivy Asset Strategy	1.01%	0.20%	0.01%	0.00%	1.22%
JNL/JPMorgan International Value	0.80%	0.20%	0.00%	0.01%	1.01%
JNL/JPMorgan MidCap Growth	0.77%	0.20%	0.01%	0.00%	0.98%
JNL/JPMorgan U.S. Government & Quality Bond	0.48%	0.20%	0.01%	0.00%	0.69%
JNL/Lazard Emerging Markets	1.02%	0.20%	0.00%	0.00%	1.22%
JNL/Lazard Mid Cap Equity	0.81%	0.20%	0.01%	0.00%	1.02%
JNL/M&G Global Basics	1.00%	0.20%	0.00%	0.00%	1.20%
JNL/M&G Global Leaders	1.00%	0.20%	0.00%	0.00%	1.20%
JNL/Mellon Capital Emerging Markets Index	0.55%	0.20%	0.01%	0.04%	0.80%
JNL/Mellon Capital European 30	0.57%	0.20%	0.00%	0.00%	0.77%
JNL/Mellon Capital Pacific Rim 30	0.54%	0.20%	0.00%	0.01%	0.75%
JNL/Mellon Capital S&P 500 Index	0.35%	0.20%	0.01%	0.03%	0.59%
JNL/Mellon Capital S&P 400 MidCap Index	0.37%	0.20%	0.01%	0.02%	0.60%
JNL/Mellon Capital Small Cap Index	0.36%	0.20%	0.00%	0.02%	0.58%
JNL/Mellon Capital International Index	0.41%	0.20%	0.00%	0.04%	0.65%
JNL/Mellon Capital Bond Index	0.36%	0.20%	0.01%	0.00%	0.57%
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index	0.48%	0.20%	0.00%	0.02%	0.70%
JNL/Mellon Capital Index 5	0.05%	0.00%	0.59%	0.00%	0.64%
JNL/Mellon Capital 10 x 10	0.05%	0.00%	0.62%	0.00%	0.67%
JNL/Morgan Stanley Mid Cap Growth	0.90%	0.20%	0.02%	0.01%	1.13%
JNL/Neuberger Berman Strategic Income	0.75%	0.20%	0.06%	0.00%	1.01%
JNL/Oppenheimer Global Growth	0.80%	0.20%	0.00%	0.01%	1.01%
JNL/PIMCO Real Return	0.58%	0.20%	0.00%	0.07%	0.85%
JNL/PIMCO Total Return Bond	0.60%	0.20%	0.00%	0.00%	0.80%
JNL/PPM America Floating Rate Income	0.80%	0.20%	0.01%	0.00%	1.01%
JNL/PPM America High Yield Bond	0.54%	0.20%	0.01%	0.00%	0.75%
JNL/PPM America Mid Cap Value	0.85%	0.20%	0.00%	0.01%	1.06%
JNL/PPM America Small Cap Value	0.85%	0.20%	0.00%	0.01%	1.06%
JNL/PPM America Value Equity	0.65%	0.20%	0.00%	0.01%	0.86%
JNL/Red Rocks Listed Private Equity	0.97%	0.20%	1.25%	0.00%	2.42%
JNL/T. Rowe Price Established Growth	0.66%	0.20%	0.00%	0.01%	0.87%
JNL/T. Rowe Price Mid-Cap Growth	0.80%	0.20%	0.00%	0.01%	1.01%
JNL/T. Rowe Price Short-Term Bond	0.51%	0.20%	0.00%	0.00%	0.71%
JNL/UBS Large Cap Select Growth	0.77%	0.20%	0.01%	0.00%	0.98%
JNL/WMC Balanced	0.54%	0.20%	0.01%	0.00%	0.75%
JNL/WMC Value	0.58%	0.20%	0.00%	0.00%	0.78%

Fund Operating Expenses (As an annual percentage of each Fund’s average daily net assets) Fund Name	Management and Admin Fee	Distribution and/or Service (12b-1) Fees	Acquired Fund Fees and Expenses	Other Expenses	Total Annual Fund Operating Expenses
JNL/S&P Managed Conservative	0.15%	0.00%	0.84%	0.00%	0.99%
JNL/S&P Managed Moderate	0.14%	0.00%	0.87%	0.00%	1.01%
JNL/S&P Managed Moderate Growth	0.14%	0.00%	0.91%	0.00%	1.05%
JNL/S&P Managed Growth	0.14%	0.00%	0.94%	0.00%	1.08%
JNL/S&P Managed Aggressive Growth	0.16%	0.00%	0.96%	0.00%	1.12%
JNL Disciplined Moderate	0.17%	0.00%	0.75%	0.00%	0.92%
JNL Disciplined Moderate Growth	0.17%	0.00%	0.72%	0.00%	0.89%
JNL Disciplined Growth	0.18%	0.00%	0.70%	0.00%	0.88%
JNL/S&P Competitive Advantage	0.49%	0.20%	0.00%	0.00%	0.69%
JNL/S&P Dividend Income & Growth	0.47%	0.20%	0.00%	0.00%	0.67%
JNL/S&P Intrinsic Value	0.49%	0.20%	0.00%	0.00%	0.69%
JNL/S&P Total Yield	0.50%	0.20%	0.00%	0.00%	0.70%
JNL/S&P 4	0.05%	0.00%	0.69%	0.00%	0.74%
JNL/Mellon Capital Dow SM 10	0.44%	0.20%	0.00%	0.03%	0.67%
JNL/Mellon Capital S&P ® 10	0.45%	0.20%	0.00%	0.02%	0.67%
JNL/Mellon Capital Global 15	0.49%	0.20%	0.00%	0.01%	0.70%
JNL/Mellon Capital Nasdaq ® 25	0.44%	0.20%	0.00%	0.05%	0.69%
JNL/Mellon Capital Value Line ® 30	0.44%	0.20%	0.00%	0.10%	0.74%
JNL/Mellon Capital Dow SM Dividend	0.44%	0.20%	0.00%	0.03%	0.67%
JNL/Mellon Capital S&P ® 24	0.44%	0.20%	0.00%	0.02%	0.66%
JNL/Mellon Capital 25	0.44%	0.20%	0.00%	0.00%	0.64%
JNL/Mellon Capital Select Small-Cap	0.45%	0.20%	0.00%	0.00%	0.65%
JNL/Mellon Capital JNL 5	0.42%	0.20%	0.00%	0.02%	0.64%
JNL/Mellon Capital VIP	0.45%	0.20%	0.00%	0.03%	0.68%
JNL/Mellon Capital JNL Optimized 5	0.44%	0.20%	0.00%	0.04%	0.68%
JNL/Mellon Capital S&P ® SMid 60	0.44%	0.20%	0.00%	0.02%	0.66%
JNL/Mellon Capital NYSE ® International 25	0.53%	0.20%	0.00%	0.05%	0.78%
JNL/Mellon Capital Communications Sector	0.48%	0.20%	0.00%	0.02%	0.70%
JNL/Mellon Capital Consumer Brands Sector	0.46%	0.20%	0.00%	0.02%	0.68%
JNL/Mellon Capital Financial Sector	0.45%	0.20%	0.00%	0.03%	0.68%
JNL/Mellon Capital Healthcare Sector	0.44%	0.20%	0.00%	0.03%	0.67%
JNL/Mellon Capital Oil & Gas Sector	0.43%	0.20%	0.00%	0.03%	0.66%
JNL/Mellon Capital Technology Sector	0.44%	0.20%	0.00%	0.03%	0.67%

A	Fees and expenses at the Master Fund level for Class 1 shares of each respective Fund are as follows:

JNL/American Funds Blue Chip Income and Growth Fund: Management Fee: 0.41%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.43%.

JNL/American Funds Global Bond Fund: Management Fee: 0.53%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.56%.

JNL/American Funds Global Small Capitalization Fund: Management Fee: 0.71%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.75%.

JNL/American Funds Growth-Income Fund: Management Fee: 0.27%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.29%.

JNL/American Funds International Fund: Management Fee: 0.49%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.05%; Total Annual Portfolio Operating Expenses: 0.54%.

JNL/American Funds New World Fund: Management Fee: 0.73%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.06%; Total Annual Portfolio Operating Expenses: 0.79%.

B
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the investment advisory and management services. This fee waiver will generally continue as long as the Fund is part of a master-feeder Fund structure, but in any event, the fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. The Management and Admin Fee and the Annual Operating Expense columns in this table reflect the inclusion of the contractual fee waivers.

C
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for at least one year from the date of this Prospectus. Thereafter, the waiver will automatically renew for one-year terms unless the Adviser provides written notice of the termination of the agreement to the Board of Trustees within 30 days of the end of the then current term.

D
JNAM has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund ’ s investment income for the period.  The fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions, the Fixed Account and the GMWB Fixed Account, if applicable.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated.  Neither transfer fees nor Premium tax charges are reflected in the example.  The example also assumes that your investment has a 5% annual return on assets each year.

The following example includes maximum Fund fees and expenses and the cost if you select the optional Earnings Protection Benefit, the 6% Contract Enhancement, the most expensive Optional Death Benefit Endorsement, the Five-year Withdrawal Charge Period and the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$2,3 12	$3, 900	$5,0 43	$7,7 75

If you annuitize at the end of the applicable time period:

1 year *	3 years	5 years	10 years
$2,3 12	$3, 300	$4,8 43	$7,7 75

*Withdrawal charges apply to annuitizations occurring within one year of the Contract’s Issue Date.

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$1,0 12	$2,8 75	$4,5 43	$7,7 75

The example does not represent past or future expenses.  Your actual costs may be higher or lower.

CONDENSED FINANCIAL INFORMATION

The information about the values of all Accumulation Units constitutes the condensed financial information , which can be found in the Statement of Additional Information .  The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying Fund and Separate Account charges for the base Contract and the various combinations of optional endorsements.  The financial statements of the Separate Account and Jackson can be found in the Statement of Additional Information.  The financial statements of the Separate Account include information about all the contracts offered through the Separate Account.  The financial statements of Jackson that are included should be considered only as bearing upon the company’s ability to meet its contractual obligations under the Contracts.  Jackson’s financial statements do not bear on the future investment experience of the assets held in the Separate Account.  For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center.  Our contact information is on the cover page of this prospectus.

THE ANNUITY CONTRACT

Your Contract is a contract between you, the Owner, and us.  Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit.  Purchases under tax-qualified plans should be made for other than tax deferral reasons.  Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract.  We will not issue a Contract to someone older than age 90 (age 85 for Contracts purchased in Oklahoma).  Optional benefits may have different requirements, as noted.

Your Contract Value may be allocated to:

●	our Fixed Account, as may be made available by us, or as may be otherwise limited by us,
●	our GMWB Fixed Account (only if the optional Jackson Select Protector GMWB is elected), as may be made available by us, or as may be otherwise limited by us, or to
●	Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity contracts, has two phases:

●	the accumulation phase, when you make Premium payments to us, and
●	the income phase, when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract.  You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form).  We reserve the right to refuse an assignment, and an assignment may be a taxable event.  Your ability to change ownership is limited on Contracts with one of the For Life GMWBs.  Please contact our Annuity Service Center for help and more information.

The Contract is a flexible Premium fixed and variable deferred annuity and may be issued as either an individual or a group contract.  Contracts issued in your state may provide different features and benefits than those described in this prospectus.  This prospectus provides a description of the material rights and obligations under the Contract.  Your Contract and any endorsements are the formal contractual agreement between you and the Company.  In those states where Contracts are issued as group contracts, references throughout the prospectus to “Contract(s)” shall also mean “certificate(s).”

JACKSON

We are a stock life insurance company organized under the laws of the state of Michigan in June 1961.  Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951.  We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York.  We are ultimately a wholly owned subsidiary of Prudential plc (London, England).  Prudential plc is also the ultimate parent of M&G Investment Management Limited, PPM America, Inc., and Eastspring Investments (Singapore) Limited, each a sub-adviser. Jackson is the parent of Jackson National Asset Management, LLC  (“JNAM”) , the Funds’ investment adviser and administrator.    JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services.  JNAM is located at 225 West Wacker Drive, Chicago, IL  60606.

We issue and administer the Contracts and the Separate Account.  We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

We are working to provide documentation electronically.  When this program is available, we will, as permitted, forward documentation electronically.  Please contact us at our Annuity Service Center for more information.

THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT

Contract Value allocated to the Fixed Account and/or the GMWB Fixed Account will be placed with other assets in our General Account.  Unlike the Separate Account, the General Account is not segregated or insulated from the claims of the insurance company’s creditors.  Investors are looking to the financial strength of the insurance company for its obligations under the Contract, including, for example, guaranteed minimum death benefits and guaranteed minimum withdrawal benefits.  The Fixed Account and the GMWB Fixed Account are not registered with the SEC, and the SEC does not review the information we provide to you about them.  Disclosures regarding the Fixed Account and the GMWB Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.  Both the availability of, and transfers into and out of, the Fixed Account (which consists of the Fixed Account Options) and the GMWB Fixed Account may be subject to contractual and administrative requirements.  For more information, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Annuity Service Center.

THE FIXED ACCOUNT

Fixed Account Options.  Each Fixed Account Option credits interest to your Contract Value in the Fixed Account for a specified period that you select (currently, one, three, five or seven years), subject to availability (and we reserve the right, in our sole discretion, to limit or suspend availability of the Fixed Account Options), so long as the Contract Value in that Fixed Account Option is not withdrawn, transferred, or annuitized until the end of the specified period.  You may not elect any Fixed Account Option that extends beyond the Income Date, other than the one-year option; and election of the one-year option will not extend the Income Date.  Rather, commencing on the Income Date, we will cease to credit interest under any one-year Fixed Account Option that has not yet reached the end of its term.

The following restrictions currently apply on Contracts with an optional Contract Enhancement endorsement during the first seven Contract Years (five Contract Years for the 2% Contract Enhancement). The three, five and seven year Fixed Account Options are not available and transfers to any Fixed Account Option are not permitted (including under the Dollar Cost Averaging program).  Premiums may be allocated to the one year Fixed Account Option. However, any Premium allocated to the one year Fixed Account must be transferred out of the one year Fixed Account in a series of scheduled monthly transfers to your choice of Investment Divisions within either a 6 or 12 month period beginning on the date we received the Premium. Therefore, at the end of the 6 or 12 month period, all amounts in the one year Fixed Account will have been transferred out of the one year Fixed Account.  See “Additional Information Concerning the One-Year Fixed Account Option” below for additional information on the transfer out provision.  These restrictions may be modified, eliminated, or otherwise revised, at which time we will provide you with written notice of the changes.

Rates of Interest We Credit.  These Contracts guarantee a Fixed Account minimum interest rate that applies to every Fixed Account Option under any Contract, regardless of the term of that option.  The Fixed Account minimum interest rate guaranteed by the Contracts at least equals the minimum rate prescribed by the applicable non-forfeiture law in each state where the Contracts are sold.  In addition, we establish a declared rate of interest (“base interest rate”) at the time you allocate any Premium payment or other Contract Value to a Fixed Account Option, and that base interest rate will remain in effect for the entire term of the Fixed Account Option that you select for that allocation.  To the extent that the base interest rate that we establish for any allocation is higher than the Fixed Account minimum interest rate, we will credit that allocation with the higher base interest rate.  Thus, the declared base interest rate could be greater than the guaranteed Fixed Account minimum interest rate specified in your Contract, but will never cause you to be credited with less than the currently applicable Fixed Account minimum interest rate.  Subject to the Fixed Account minimum interest rate, we may declare different base interest rates at different times, although any new base interest rate Jackson declares for a Fixed Account Option will apply only to Premiums or other amounts allocated to that Fixed Account Option after the new rate goes into effect.

The Fixed Account minimum interest rate will be a rate, credited daily, that will be reset every January pursuant to a formula that is prescribed under applicable state nonforfeiture laws and that is set forth in the Contracts.  Specifically, the Fixed Account minimum interest rate will be reset each January to equal the average of the daily five-year Constant Maturity Treasury Rates reported by the Federal Reserve for the preceding October (rounded to the nearest 1/20 of a percent), less 1.25%, provided further that the Fixed Account minimum interest rate will never be less than 1% or more than 3%.  As noted above, these limits are prescribed by state non-forfeiture laws and set forth in the Contracts.  This means that the Fixed Account minimum interest rate applicable to your Contract will in no case ever exceed a maximum of 3%. Your Contract’s initial Fixed Account minimum interest rate will be stated in your Contract, and will be the rate that is in effect on the Contract’s Issue Date pursuant to the foregoing formula.  Thereafter, on the Contract Monthly Anniversary for each January, the Fixed Account minimum interest rate will be reset in accordance with the above formula. (The Contract Monthly Anniversary for any January is the Contract Monthly Anniversary that falls within that month).   If you allocate a Premium payment or other Contract Value to a Fixed Account Option, the Fixed Account minimum interest rate in effect at the time of the allocation would initially apply to that allocation.  Subsequent resets of the Fixed Account minimum interest rate on each January Contract Monthly Anniversary could change the amount of interest you would thereafter earn on that allocation.  Thus, if the new Fixed Account minimum interest rate is higher than the rate previously being credited to your allocation to a Fixed Account Option, the interest rate being credited would increase to that new higher rate.  On the other hand, if the new Fixed Account minimum interest rate is lower than the rate being credited to your allocation, the interest rate being credited would decrease to that lower rate, but never below the base interest rate.  We will advise you of any new Fixed Account minimum interest rate in the fourth quarter report for the calendar year preceding the January Contract Monthly Anniversary on which the change occurs.

For the most current information about applicable interest rates, you may contact your registered representative or (at the address and phone number on the cover page of this prospectus) our Annuity Service Center.

Excess Interest Adjustment.  An Excess Interest Adjustment may apply to amounts withdrawn, transferred or annuitized from a Fixed Account Option prior to the end of the specified period.  The Excess Interest Adjustment reflects changes in the level of interest rates since the beginning of the Fixed Account Option period.  In order to determine whether there will be an Excess Interest Adjustment, we first consider the base interest rate of the Fixed Account Option from which you are taking an amount as a withdrawal, transfer, or annuitization.  As discussed above under ‘Rates of Interest we Credit,’ the ‘base interest rate’ is a rate which we declare at the time you allocate any amount to a Fixed Account Option and which we credit to that Fixed Account Option if and when such base interest rate is higher than the Fixed Account minimum interest rate.  The Excess Interest Adjustment is based on the relationship of the base interest rate on your Fixed Account Option to the ‘current new business interest rate,’ which is a rate that we use solely for purposes of calculating the amount of any Excess Interest Adjustment.  The ‘current new business interest rate’ is .50% per annum greater than the base interest rate we are then offering on a new Fixed Account Option with the same duration as your Fixed Account Option.  If we are not then offering that duration, we will estimate a base interest rate for that duration based on the closest durations that we are then offering.

Generally, the Excess Interest Adjustment will (a) increase the amount withdrawn, transferred, or annuitized when the current new business rate is lower than the base interest rate being credited for the Fixed Account Option from which the amount is being taken and will (b) decrease the amount withdrawn, transferred, or annuitized when the current new business rate is higher than the base interest rate for the Fixed Account Option from which the amount is being taken. There will be no excess interest adjustment if these rates are the same. Any adjustment resulting from the Excess Interest Adjustment is applied to the amount that is being withdrawn, transferred, or annuitized from the Fixed Account Option.  However, an Excess Interest Adjustment will not otherwise affect the values under your Contract.

Moreover, even if the current new business interest rate is greater than the base interest rate for the Fixed Account Option from which the amount is being taken, there will be no Excess Interest Adjustment if the difference between the two is less than 0.50%.   This limitation avoids decreases in the amount withdrawn, transferred, or annuitized in situations where the general level of interest rates has declined but the current new business interest rate nevertheless exceeds the base interest rate for your Fixed Account Option because of the additional .50% that (as described above) is added when determining the current new business rate.

Also, there is no Excess Interest Adjustment on: amounts taken from the one-year Fixed Account Option; death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; and free withdrawals.  In no event will a total withdrawal, transfer or annuitization from the Fixed Account Options be less than the Fixed Account minimum value.  The Fixed Account minimum value at least equals the minimum value prescribed by the applicable non-forfeiture law in each state where the Contracts are sold.  The Fixed Amount minimum value for any Fixed Account Option is the amount that would result from (1) accumulating the following amounts at the Fixed Account minimum interest rate: (a) any Premium payments (net of any associated Premium taxes plus any Contract Enhancements) or transfers that you allocate to that Fixed Account Option less (b) any withdrawals, transfers, or charges that are taken out of that Fixed Account Option; and (2) deducting any withdrawal charges, recapture charges, or charge for taxes due in connection with the withdrawal.  In the case of a partial withdrawal or transfer from a Fixed Account Option, you will have been credited with interest on the amount withdrawn or transferred at a rate at least equal to the Fixed Account minimum interest rate, even if subject to an Excess Interest Adjustment that otherwise would have reduced it below that rate.

The following example illustrates how the Fixed Account minimum value may affect an Excess Interest Adjustment on a partial withdrawal.  If you allocated your initial Premium of $10,000 to the Fixed Account and your declared rate of interest was 3%, after one year (assuming no other transactions or withdrawal charges) your Contract Value in the Fixed Account would be $10,300. If the Fixed Account minimum interest rate was 1%, your Fixed Account minimum value would be $10,100. In this case, an Excess Interest Adjustment could not reduce the withdrawal by more than $200 (the difference between your Contract Value in the Fixed Account and the Fixed Account minimum value).  For example, if you request an $8,000 withdrawal and it is subject to a $200 negative Excess Interest Adjustment, the withdrawal would be adjusted to $7,800. However, if it were subject to a negative $400 Excess Interest Adjustment, the $8,000 withdrawal still would only be adjusted to $7,800, so that it does not invade the Fixed Account minimum value. Immediately after either of these withdrawals, there will be no difference between your Contract Value in the Fixed Account and Fixed Account minimum value, and no negative Excess Interest Adjustments will apply on subsequent withdrawals until the Contract Value in the Fixed Account again grows to be larger than the Fixed Account minimum value.

End of Fixed Account Option Periods.  Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account Option, and there will not be an Excess Interest Adjustment.  If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account Option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date.  If such new Fixed Account Option would extend beyond the Income Date, we will use the longest Fixed Account Option that does not extend beyond the Income Date; or (if less than 1 year remains until the Income Date) we will credit interest at the current interest rate under the one-year Fixed Account Option up to the Income Date.  If the specified period of the same duration that has ended is no longer available, we will use the next shorter period that is then available.

Additional Information Concerning the One-Year Fixed Account Option.  If you allocate Premiums to the one-year Fixed Account Option, we may require that the amount in the one-year Fixed Account Option (including any Contract Enhancement) be automatically transferred on a monthly basis in installments to your choice of Investment Division within 12 months of the date we received the Premium, so that at the end of the period, all amounts in the one-year Fixed Account Option will have been transferred.  The amount will be determined based on the amount allocated to the one-year Fixed Account Option and the base interest rate.  Charges, withdrawals and additional transfers taken from the one-year Fixed Account Option will shorten the length of time it takes to deplete the account balance.  These automatic transfers will not count against the 15 free transfers in a Contract year or any maximum on amounts transferable from the one-year Fixed Account Option that we may impose as described in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions” later in this prospectus.

Interest will continue to be credited daily on the account balance remaining in the one-year Fixed Account Option as funds are automatically transferred into your choice of Investment Divisions.  However, the effective yield over the 12-month automatic transfer period will be less than the base interest rate (or, if applicable, the Fixed Account minimum interest rate), as the applicable rate will be applied to a declining balance in the one-year Fixed Account Option.

Please also refer to “Transfers and Frequent Transfer Restrictions” later in this prospectus for information about certain restrictions, limits and requirements that may apply (or may in the future apply) to transfers to or from the Fixed Account Options.  In particular, we describe certain additional restrictions that may apply with respect to transfers from the one-year Fixed Account Option, including the possibility that, you might not be able to transfer all of your Contract Value out of the one-year Fixed Account Option for at least three years.  Accordingly, before allocating any Premium payments or other Contract Value to the one year Fixed Account Option, you should consider carefully the conditions we may impose upon your use of that option.

The DCA+ Fixed Account Option, if available, offers a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Account Options.  From time to time, we will offer special enhanced rates on the DCA+ Fixed Account Option.  DCA+ Fixed Account Option is only available for new Premiums.  We provide more information about Dollar Cost Averaging, including DCA+, under “Other Information” later in this prospectus.

THE GMWB FIXED ACCOUNT

The Guaranteed Minimum Withdrawal Benefit (GMWB) Fixed Account.  The GMWB Fixed Account is available only in conjunction with the purchase of the Jackson Select Protector GMWB.  If you elect to purchase this GMWB, automatic transfers of your Contract Value may be required to and from the GMWB Fixed Account according to non-discretionary formulas.  You may not allocate additional monies to the GMWB Fixed Account.

The Contract Value in the GMWB Fixed Account is credited with a specific interest rate.  The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year.  GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared.  The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than the Fixed Account minimum interest rate applicable to the Contract, as discussed under “THE FIXED ACCOUNT” beginning on page 14 .  Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state.  Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract’s provisions.  DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account.  There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account.  Transfers to and from the GMWB Fixed Account are automatic according to non-discretionary formulas; you may not choose to transfer amounts to and from the GMWB Fixed Account.  These automatic transfers will not count against the 15 free transfers in a Contract Year.  You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

For more detailed information regarding Jackson Select Protector GMWB, including the GMWB Fixed Account, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets Endorsement (Jackson Select Protector GMWB)” beginning on page 76 .

THE SEPARATE ACCOUNT

We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law.  The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations.  However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct.  All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions.  We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

INVESTMENT DIVISIONS

Your Contract Value may be allocated to no more than 18 Investment Divisions, the Fixed Account and the GMWB Fixed Account at any one time.  Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective.  The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account Options and the GMWB Fixed Account.  However, this is not guaranteed.  It is possible for you to lose your Contract Value allocated to any of the Investment Divisions.  If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select.  The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

The following Funds in which the Investment Divisions invest are each known as a Fund of Funds.  Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds.  You should read the prospectus for the JNL Series Trust for more information.

JNL/American Funds® Balanced Allocation
JNL/American Funds Growth Allocation
JNL Institutional Alt 20
JNL Institutional Alt 35
JNL Institutional Alt 50
JNL Institutional Alt 65
JNL/Franklin Templeton Founding Strategy
JNL/Mellon Capital 10 x 10
JNL/Mellon Capital Index 5
JNL/S&P 4
JNL/S&P Managed Conservative
JNL/S&P Managed Moderate
JNL/S&P Managed Moderate Growth
JNL/S&P Managed Growth
JNL/S&P Managed Aggressive Growth
JNL Disciplined Moderate
JNL Disciplined Moderate Growth
JNL Disciplined Growth

In addition to the Fund of Funds structure, certain of the Funds operate as feeder funds that invest in master funds.  These Funds are identified in the following descriptions by the designation (“Feeder Fund”) following the name of the Fund.  For more information about a Feeder Fund, you should read the prospectus for the JNL Series Trust.

Important information regarding the Investment Divisions investing in the JNL Institutional Alt 65 Fund; JNL/Goldman Sachs Emerging Markets Debt Fund; JNL/Lazard Emerging Markets Fund; JNL/Mellon Capital Global Alpha Fund; and JNL/Red Rocks Listed Private Equity Fund (collectively, the “Divisions”):  Effective August 29, 2011, the Divisions stopped accepting any additional allocations or transfers. If as of August 29, 2011 you had an automatic program, such as Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep and Rebalancing, and it includes an allocation to any of the Divisions, you can continue to invest in the Divisions based on your then existing election until you revise or terminate the automatic program. Any change to the then existing automatic program is not permitted if you wish to continue an allocation to the Division. The Divisions are not available for any new or revised allocation instructions under any automatic program.  If you make a subsequent Premium payment and still have future allocation instructions on file with us that include an allocation to any of the Divisions, you must choose a replacement Investment Division. All such allocations prior to our receipt of new allocation instructions will be allocated to the JNL/WMC Money Market Investment Division. Please consult your representative promptly to assist you in subsequently reallocating the Contract Value in the JNL/WMC Money Market Investment Division to any other available Investment Division.  If you have a Select Guaranteed Minimum Withdrawal Benefit (GMWB), automatic transfers apply under the Transfer of Assets provision. The automatic transfers are allocated based on your future allocation instructions, described in the preceding paragraph.  Therefore, when you change your allocation instructions for subsequent Premium payments, you will also be changing your instructions under the Transfer of Assets provision. Prior to our receipt of new future allocation instructions, the automatic transfers will continue to be based on your existing instructions.  Amounts invested in any of the Divisions as of August 29, 2011 will remain invested unless we receive instruction from you. You may continue to make transfers and withdrawals out of any of the Divisions in connection with the usual transactions under a Contract, such as partial withdrawals or withdrawals under a GMWB, if available. However, if you transfer out of any of the Divisions, you will not be able to transfer back in.

The names of the Funds that are or were previously available, along with the names of the advisers and sub-advisers and a brief statement of each investment objective, are below:

JNL Series Trust
JNL/American Funds Blue Chip Income and Growth Fund (“Feeder Fund”)

Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks both income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Blue Chip Income and Growth FundSM (“Master Blue Chip Income and Growth Fund” or “Master Fund”). The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4 billion. The Master Fund also will ordinarily invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. The Master Fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States.

JNL/American Funds Global Bond Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks, over the long term, a high level of total return consistent with prudent investment management through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Global Bond FundSM (“Master Global Bond Fund” or “Master Fund”). The Master Fund is designed for investors seeking returns through a portfolio of debt securities issued by companies based around the world. The Master Fund seeks to provide, over the long term, with as high a level of total return as is consistent with prudent management, by investing at least 80% of its assets in bonds. The Master Fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. As the Master Fund seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but no fewer than three countries).

JNL/American Funds Global Small Capitalization Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks growth of capital over time through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Global Small Capitalization FundSM (“Master Global Small Capitalization Fund” or “Master Fund”). The Master Global Small Capitalization Fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. As the Master Fund seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but no fewer than three countries). The Master Global Small Capitalization Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master Global Capitalization Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL/American Funds Growth-Income Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks long-term growth of capital and income through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Growth-Income FundSM (“Master Growth-Income Fund” or “Master Fund”). The Master Growth-Income Fund seeks to make the investment grow and provide income over time by investing primarily in common stocks or other securities that the investment adviser to the Master Fund believes demonstrate the potential for appreciation and/or dividends.  The Master Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

JNL/American Funds International Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks long-term growth of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – International FundSM (“Master International Fund” or “Master Fund”). The Master International Fund seeks to make the investment grow over time by investing primarily in common stocks of companies domiciled outside the United States , including companies domiciled in developing countries, that the investment adviser of the Master Fund believes have the potential for growth . The Master Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL/American Funds New World Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks long-term capital appreciation through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – New World Fund ® (“Master New World Fund” or “Master Fund”). The Master Fund is designed for investors seeking capital appreciation over time.  The Fund may invest in companies without regard to market capitalization, including companies with small market capitalizations.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

JNL Institutional Alt 20 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other f unds (“Underlying Funds”) that invest primarily in equity and fixed income securities .  The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, and the Curian Variable Series Trust.  Not all f unds of the JNL Series Trust, the JNL Variable Fund LLC, and the Curian Variable Series Trust are available as Underlying Funds.  Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes and strategies (approximately 80%), and non-traditional asset classes and strategies (approximately 20%).   Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential, in fixed income securities including bonds of U.S. issuers as well as foreign bonds denominated in currencies other than U.S. dollars, in investment-grade securities, as well as, Underlying Funds that invest in high-yield, high-risk bonds.

JNL Institutional Alt 35 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other f unds (“Underlying Funds”) that invest primarily in equity and fixed income securities .  The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, and the Curian Variable Series Trust.  Not all f unds of the JNL Series Trust, the JNL Variable Fund LLC, and the Curian Variable Series Trust are available as Underlying Funds.  Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes and strategies (approximately 65%), and non-traditional asset classes and strategies (approximately 35%).   Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential, in fixed income securities including bonds of U.S. issuers as well as foreign bonds denominated in currencies other than U.S. dollars, in investment-grade securities, as well as, Underlying Funds that invest in high-yield, high-risk bonds.

JNL Institutional Alt 50 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other f unds (“Underlying Funds”) that invest primarily in equity and fixed income securities .  The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, and the Curian Variable Series Trust.  Not all f unds of the JNL Series Trust, the JNL Variable Fund LLC, and the Curian Variable Series Trust are available as Underlying Funds.  Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes and strategies (approximately 50%), and non-traditional asset classes and strategies (approximately 50%).   Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential, in fixed income securities including bonds of U.S. issuers as well as foreign bonds denominated in currencies other than U.S. dollars, in investment-grade securities, as well as, Underlying Funds that invest in high-yield, high-risk bonds.

JNL Institutional Alt 65 Fund (Please Note: The Investment Division investing in the JNL Institutional Alt 65 Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other f unds (“Underlying Funds”) that invest primarily in equity and fixed income securities .  The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, and the Curian Variable Series Trust.  Not all f unds of the JNL Series Trust, the JNL Variable Fund LLC, and the Curian Variable Series Trust are available as Underlying Funds.  Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes and strategies (approximately 35%), and non-traditional asset classes and strategies (approximately 65%).   Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential, in fixed income securities including bonds of U.S. issuers as well as foreign bonds denominated in currencies other than U.S. dollars, in investment-grade securities, as well as, Underlying Funds that invest in high-yield, high-risk bonds.

JNL/American Funds® Balanced Allocation Fund
Jackson National Asset Management, LLC

Seeks a balance between current income and growth of capital by investing in Class 1 shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the American Funds Insurance Series® (“AFIS”).  Not all Funds of AFIS are available as Underlying Funds.  Under normal circumstances, the Fund allocates approximately 50%-80% of its assets to Underlying Funds that invest primarily in equity securities and 20%-50% of its assets to Underlying Funds that invest primarily in fixed income securities.

JNL/American Funds Growth Allocation Fund
Jackson National Asset Management, LLC

Seeks capital growth with a secondary emphasis on current income by investing in Class 1 shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the American Funds Insurance Series® (“AFIS”).  Not all Funds of AFIS are available as Underlying Funds.  Under normal circumstances, the Fund allocates approximately 70%-100% of its assets to Underlying Funds that invest primarily in equity securities and 0%-30% of its assets to Underlying Funds that invest primarily in fixed income securities.

JNL/BlackRock Commodity Securities Strategy Fund (formerly, JNL/BlackRock Commodity Securities Fund )
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)

Seeks long-term capital growth by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities.  The Fund may invest in securities of any market capitalization.

Under normal market conditions, the Fund will utilize two strategies and will invest approximately 50% to 75% of its assets in the “Natural Resources Strategy,” and 25% to 50% of its assets in the “Commodity Strategy.”  The “Natural Resources Strategy” will focus on companies active in the extraction, production, and processing of commodities and raw materials. The “Commodity Strategy” will focus on investments in commodity securities.

JNL/BlackRock Global Allocation Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)

Seeks high total investment return by investing in a portfolio of equity and debt securities, money market securities and other short-term securities or instruments of issuers located around the world.  Generally, the Fund will invest in both equity and debt securities and seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. Equity securities include common stock, rights and warrants, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.  The Fund may invest in the securities of companies of any market capitalization.  The Fund uses derivatives as a means of managing exposure to foreign currencies and other adverse market movements, as well as to increase returns.

JNL/Brookfield Global Infrastructure Fund
Jackson National Asset Management, LLC (and Brookfield Investment Management Inc.)

Seeks total return through growth of capital and current income by investing , under normal market conditions, at least 80% of its net assets in securities of publicly traded equity securities of infrastructure companies listed on a domestic or foreign exchange, throughout the world, including the United States.  Securities in which the Fund may invest include, but are not limited to, common, convertible and preferred stock, stapled securities, income trusts, limited partnerships, and limited partnership interests in the general partners of master limited partnerships, issued by infrastructure and infrastructure-related companies.

JNL/Capital Guardian Global Balanced Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

Seeks income and capital growth, consistent with reasonable risk through investments in stocks and fixed income securities of U.S. and non-U.S. issuers.  The Fund’s neutral position is a 65%/35% blend of equities and fixed income , but may allocate 55% to 75% of the Fund’s assets to equity securities and 25% to 45% of the Fund’s assets to fixed income securities.  The Fund may also invest in debt securities of developing country (emerging market) issuers.

JNL/Capital Guardian Global Diversified Research Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

Seeks long-term growth of capital and income by investing at least 80% of its assets in a portfolio consisting of equity securities of U.S. and non-U.S. issuers.  The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.  The Fund may also invest in equity securities of developing country (emerging market) issuers.

JNL/DFA U.S. Core Equity Fund
Jackson National Asset Management, LLC (and Dimensional Fund Advisors LP)

Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets in equity securities of U.S. companies.  The percentage allocation of the assets of the Fund to securities of the largest U.S. growth companies will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. universe.  The percentage by which the Fund’s allocation to securities of the largest U.S. growth companies is reduced will change due to market movements.  Additionally, the range by which the Fund’s percentage allocation to all securities as compared to the U.S. Universe may be modified after considering other factors the Sub-Adviser determines to be appropriate, such as free float, momentum, trading strategies, liquidity management and expected profitability.

JNL/Eagle SmallCap Equity Fund
Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of the companies represented by the Russell 2000® Index. The Fund’s equity holdings consist primarily of common stocks, but may also include preferred stocks and investment grade securities convertible into common stocks, and warrants.

JNL/Eastspring Investments Asia ex-Japan Fund
Jackson National Asset Management, LLC (and Eastspring Investments (Singapore) Limited)

Seeks long-term total return and capital appreciation by investing under normal circumstances at least 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region.   Consistent with the Fund ’ s objectives, the Fund may from time to time purchase derivative securities, including, but not limited to, forward currency contracts, futures, and options to, among other reasons, manage foreign currency and security exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund ’ s exposure above its total net assets.

JNL/Eastspring Investments China-India Fund
Jackson National Asset Management, LLC (and Eastspring Investments (Singapore) Limited)

Seeks long-term total return by investing normally, 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People’s Republic of China and India. Consistent with the Fund’s objectives, the Fund may from time to time purchase derivative securities, including, but not limited to, forward currency contracts, futures, and options to, among other reasons, manage foreign currency and security exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund’s exposure above its total net assets.

JNL/Franklin Templeton Founding Strategy Fund
Jackson National Asset Management, LLC

Seeks capital appreciation by investing in/ making allocations (approximately 33 1/3%) of its assets and cash flows among Class A shares of the following three Underlying Funds: 1) JNL/Franklin Templeton Income Fund; 2) JNL/Franklin Templeton Global Growth Fund; and 3) JNL/Franklin Templeton Mutual Shares Fund.  These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed income and money market securities.

JNL/Franklin Templeton Global Growth Fund
Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)

Seeks long-term capital growth by investing, under normal market conditions, primarily in the equity securities of companies located anywhere in the world, including emerging markets.   The equity securities in which the Fund primarily invests are common stock. Although the Fund seeks investments across a number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

JNL/Franklin Templeton Global Multisector Bond Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

Seeks total investment return consisting of a combination of interest income, capital appreciation, and currency gains by investing, under normal market conditions, primarily in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government-related issuers, or corporate issuers worldwide (collectively, “ bonds ”) . The Fund may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. Under normal market conditions, the Fund expects to invest at least 40% of its net assets in foreign securities. In addition, the Fund ’ s assets will be invested in issuers located in at least three countries (including the U.S.). The Fund may invest without limit in developing markets.

JNL/Franklin Templeton Income Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

Seeks to maximize income while maintaining prospects for capital appreciation by investing, under normal market conditions, in a diversified portfolio of debt and equity securities.   The equity securities in which the Fund invests consist primarily of common stock. Debt securities include all varieties of fixed, floating and variable rate instruments, including secured and unsecured bonds, bonds convertible into common stock, senior floating rate and term loans, mortgage and asset-backed securities, debentures, zero coupon bonds, notes, and short term debt instruments.   The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields.  In its search for growth opportunities, the Fund maintains the flexibility , based on economic conditions, to invest in common stocks of companies from a variety of industries such as utilities, financials, energy and healthcare , but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors.

JNL/Franklin Templeton International Small Cap Growth Fund
Jackson National Asset Management, LLC (and Franklin Templeton Institutional, LLC)

Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets in a diversified portfolio of marketable equity and equity-related securities of smaller international companies.   The equity securities in which the Fund primarily invests are common stock.   The Fund invests predominately in securities listed or traded on recognized international markets in developed countries included in MSCI EAFE Small Cap Index. The Fund may invest up to 10% of its net assets in developing or emerging market countries.

JNL/Franklin Templeton Mutual Shares Fund
Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

Seeks capital appreciation, which may occasionally be short-term (which is capital appreciation return on investment in less than 12 months), and secondarily, income by investing, under normal market conditions, primarily in equity securities (including securities convertible into, or that the sub-adviser expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).  Following this value-oriented strategy, the Fund invests primarily in undervalued securities (securities trading at a discount to intrinsic value). The equity securities in which the Fund invests are primarily common stock.  To a lesser extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies.

The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest.  However, the Fund currently invests the equity portion of its portfolio primarily to predominately in companies with market capitalizations greater than $5 billion, with a portion or a significant amount in smaller companies.

JNL/Franklin Templeton Small Cap Value Fund
Jackson National Asset Management, LLC (and Franklin Advisory Services, LLC)

Seeks long-term total return by investing, under normal market conditions , at least 80% of its assets in investments of small-capitalization companies.  The Sub-Adviser deems small capitalization companies as companies with market capitalizations (the total market value of a company’s outstanding stock) under $3.5 billion at the time of purchase.   The Fund invests primarily in common stocks.  The Fund may invest up to 25% of its total assets in foreign securities.

JNL/Goldman Sachs Core Plus Bond Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)

Seeks a high level of current income, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in a globally diverse portfolio of bonds and other fixed income securities and related investments.  The Sub-Adviser has broad discretion to invest the Fund’s assets among certain segments of the fixed income market including in U.S. investment-grade bonds, collateralized loan obligations, high-yield non-investment grade debt securities, corporate debt securities, emerging market debt securities and in obligations of domestic and foreign issuers which may be denominated in currencies other than the U.S. dollar.  The Fund does not currently intend to invest more than 75% of assets in non-investment grade securities.

JNL/Goldman Sachs Emerging Markets Debt Fund (Please Note: The Investment Division investing in the JNL/Goldman Sachs Emerging Markets Debt Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)

Seeks a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in (i) sovereign and corporate debt securities and other instruments of issuers in emerging countries, denominated in any currency; and/ or (ii) currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.   Such instruments referred to in (i) above may include credit linked notes and other investments with similar economic exposures. Emerging market countries include but are not limited to those considered to be developing by the World Bank.

Many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or are unrated.   Additionally, the Fund intends to use structured securities or derivatives, including but not limited to credit linked notes, financial future contracts, forward contracts and swap contracts to attempt to improve the performance of the Fund and to gain exposure to certain countries or currencies in the Fund ’ s investment portfolio.

JNL/Goldman Sachs Mid Cap Value Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in securities within the market capitalization range of the Russell Midcap® Value Index and Russell 2500 Value Index .  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.   The Fund may invest up to 25% of its net assets in foreign securities, including securities of issuers in emerging countries and securities denominated in foreign currencies.  The Fund may also invest in derivatives.

JNL/Goldman Sachs U.S. Equity Flex Fund
Jackson National Asset Management, LLC (Goldman Sachs Asset Management, L.P.)

Seeks long-term capital appreciation by investing in a broad mix of equity securities that aims to produce long-term capital appreciation and target attractive risk adjusted returns compared to the S&P 500 Index.  The Sub-Adviser will normally establish long and short positions in equity securities.  In seeking to outperform its benchmark index, the S&P 500 Index, the Fund will hold long securities that the Sub-Adviser believes are more likely to outperform the index, and will take short positions in securities the Sub-Adviser believes will underperform the index.

JNL/Invesco Global Real Estate Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. and sub-sub-adviser: Invesco Asset Management L imited )

Seeks high total return by investing, normally, at least 80% of its assets in the equity and debt securities of real estate and real estate-related companies located in at least three different countries, including the United States.  These companies include real estate investment trusts or other real estate operating companies. The Fund may also invest in the following other investments that have economic characteristics similar to the Fund’s direct investments: derivatives, exchange-traded funds and American Depositary Receipts.  These derivatives and other instruments may have the effect of leveraging the Fund’s portfolio.

JNL/Invesco International Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)

Seeks long-term growth of capital by primarily investing in equity securities and depository receipts of foreign issuers. The Fund focuses its investments in common and preferred stock and invests, under normal circumstances in securities of companies located in at least three countries outside of the U.S.   The Fund may also invest no more than 30% in emerging markets securities.  Emerging markets countries are those countries that are in the initial stages of their industrial cycles.

JNL/Invesco Large Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)

Seeks long-term growth of capital by investing, normally, at least 80% of its assets in securities of large-capitalization companies.  The Fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund’s investments may include other securities, such as synthetic instruments.  Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts.   The Fund may also invest up to 25% of its total assets in foreign securities.

JNL/Invesco Small Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)

Seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities of small-capitalization companies.  The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund’s investments may include other securities, such as derivative instruments.   D erivative instruments are investments that have economic characteristics similar to the Fund’s direct investments.   D erivative instruments in which the Fund may invest may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. D erivative instruments may have the effect of leveraging the Fund’s portfolio.   The Fund may also invest up to 25% of its total assets in foreign securities.  The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments.

JNL/Ivy Asset Strategy Fund
Jackson National Asset Management, LLC (and Ivy Investment Management Company)

Seeks to provide total return by allocating its assets primarily among stocks, bonds, and short-term instruments of issuers in markets located around the globe , as well as investments in precious metals and investment s with exposure to various foreign currencies.  The Fund may invest up to 100% of its total assets in foreign securities.

JNL/JPMorgan International Value Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.  The Fund may also invest in the equity securities of companies in developing countries or “emerging markets.”

JNL/JPMorgan MidCap Growth Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks capital growth over the long-term by investing, under normal market circumstances, at least 80% of its assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.  Market capitalization is the total market value of a company’s shares.   The Fund may also invest up to 20% of its total assets in all types of foreign securities.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks to obtain a high level of current income by investing, under normal circumstances, at least 80% of its assets in US Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, repurchase agreements and derivatives related to the principal investments.  The Fund may also invest in high-quality corporate debt securities.

JNL/Lazard Emerging Markets Fund (Please Note: The Investment Division investing in the JNL/Lazard Emerging Markets Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

 Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries.

The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and the use of derivative instruments to gain exposure to foreign currencies and emerging securities, and to hedge the Fund’s investments.

JNL/Lazard Mid Cap Equity Fund
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

Seeks long-term capital appreciation by investing at least 80% of its assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations generally in the range of $2 billion to $10 billion or in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

JNL/M&G Global Basics Fund
Jackson National Asset Management, LLC (and M&G Investment Management Limited)

Seeks to maximize long-term capital growth by investing in companies operating in basic industries (“primary” and “secondary” industries), and also in companies that service these industries.  The Fund focuses on the “building blocks of the global economy.”  The Fund invests in companies that produce raw materials or turn them into products for consumers.  Such companies can be found either in primary industries (raw materials) or in secondary industries (products and services, such as manufacturing, food production, construction, and energy).  The Fund may also invest in other global equities.

JNL/M&G Global Leaders Fund
Jackson National Asset Management, LLC (and M&G Investment Management Limited)

Seeks to maximize long-term total return (the combination of income and growth of capital) by investing in stocks selected from the full spectrum of leading companies world-wide (leading companies is defined as those companies that are at the forefront of creating value for shareholders) either directly or as a result of a rise in its stock or bond price or dividends, or stock splits, or indirectly by its participation in activities or markets providing for future enhanced profitability.  The Fund aims to achieve consistent returns in the global equity funds sector.

JNL/Mellon Capital 10 x 10 Fund (formerly, JNL/Mellon Capital Management 10 x 10 Fund )
Jackson National Asset Management, LLC

Seeks capital appreciation and income by investing in Class A shares of the following Underlying Funds:

➢	50% in the JNL/Mellon Capital JNL 5 Fund;
➢	10% in the JNL/Mellon Capital S&P 500 Index Fund;
➢	10% in the JNL/Mellon Capital S&P 400 MidCap Index Fund;
➢	10% in the JNL/Mellon Capital Small Cap Index Fund;
➢	10% in the JNL/Mellon Capital International Index Fund; and
➢	10% in the JNL/Mellon Capital Bond Index Fund.

JNL/Mellon Capital Index 5 Fund (formerly, JNL/Mellon Capital Management Index 5 Fund )
Jackson National Asset Management, LLC

Seeks capital appreciation by investing in Class A shares of the following Underlying Funds:

➢	20% in the JNL/Mellon Capital S&P 500 Index Fund;
➢	20% in the JNL/Mellon Capital S&P 400 MidCap Index Fund;
➢	20% in the JNL/Mellon Capital Small Cap Index Fund;
➢	20% in the JNL/Mellon Capital International Index Fund; and
➢	20% in the JNL/Mellon Capital Bond Index Fund.

JNL/Mellon Capital Emerging Markets Index Fund (formerly, JNL/Mellon Capital Management Emerging Markets Index Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries by investing, under normal circumstances, at least 80% of its assets in stocks included in the MSCI Emerging Markets Index (“Index”), including depositary receipts representing securities of the Index; which may be in the form of American Depositary receipts, Global Depositary receipts and European Depositary receipts.  The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that comprise the Index.

JNL/Mellon Capital European 30 Fund (formerly, JNL/Mellon Capital Management European 30 Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide capital appreciation by investing at least 80% of its assets in the common stock of 30 companies selected from the MSCI Europe Index.

JNL/Mellon Capital Pacific Rim 30 Fund (formerly, JNL/Mellon Capital Management Pacific Rim 30 Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets in the common stock of 30 companies selected from the MSCI Pacific Index.

JNL/Mellon Capital S&P 500 Index Fund (formerly, JNL/Mellon Capital Management S&P 500 Index Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the S&P 500® Index.  The Fund seeks to invest under normal circumstances at least 80% of its assets in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index in order to provide long-term capital growth.

JNL/Mellon Capital S&P 400 MidCap Index Fund (formerly, JNL/Mellon Capital Management S&P 400 MidCap Index Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the S&P MidCap 400 Index.  The Fund invests in equity securities of medium capitalization-weighted domestic corporations; under normal circumstances the Fund invests at least 80% of its assets in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index in order to provide long-term capital growth.

JNL/Mellon Capital Small Cap Index Fund (formerly, JNL/Mellon Capital Management Small Cap Index Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Russell 2000® Index.  The Fund invests in equity securities of small- to mid-size domestic companies; under normal circumstances the Fund invests at least 80% of its assets in a portfolio of securities, which seeks to match performance and characteristics of the Russell 2000 Index through replicating a majority of the Russell 2000 Index and sampling from the remaining securities in order to provide long-term growth of capital.

JNL/Mellon Capital International Index Fund (formerly, JNL/Mellon Capital Management International Index Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australia Far East (“EAFE”) Index. The Fund invests in international equity securities attempting to match the characteristics of each country within the index; under normal circumstances the Fund invests at least 80% of its assets in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index in order to provide long-term capital growth.

JNL/Mellon Capital Bond Index Fund (formerly, JNL/Mellon Capital Management Bond Index Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Barclays Capital U.S. Aggregate Bond Index by investing under normal circumstances at least 80% of its assets in fixed income securities.  The Fund seeks to provide a moderate rate of income by investing in domestic fixed income investments.

JNL/Mellon Capital Global Alpha Fund (formerly, JNL/Mellon Capital Management Global Alpha Fund ) (Please Note: The Investment Division investing in the JNL/Mellon Capital Management Global Alpha Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return by investing in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed income securities.  The Fund ordinarily invests in at least three countries, focusing on the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe.

JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund (formerly, JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Dow Jones U.S. Contrarian Opportunities Index.  The Fund is constructed to mirror the Dow Jones U.S. Contrarian Opportunities Index to systematically measure the performance of stocks that lag behind the broader market in terms of recent performance, but that outrank their peers based on fundamentals-based and other qualitative criteria.

JNL/Morgan Stanley Mid Cap Growth Fund
Jackson National Asset Management, LLC (and Morgan Stanley Investment Management Inc.)

Seeks long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of mid cap companies, primarily in established and emerging companies with capitalizations within the range of companies included in the Russell Midcap® Growth Index.

JNL/Neuberger Berman Strategic Income Fund
Jackson National Asset Management, LLC (and Neuberger Berman Fixed Income LLC)

Seeks high current income with long-term capital appreciation as its secondary objective by investing primarily in a diversified mix of fixed rate and floating rate debt securities. The Fund’s investments may include securities issued by domestic and foreign governments, corporate entities, and trust structures. The Fund may invest in a broad array of securities, including: securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities; corporate bonds; commercial paper; currencies and non-U.S. securities; mortgage-backed securities and other asset-backed securities; and loans.

JNL/Oppenheimer Global Growth Fund
Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

Seeks capital appreciation by investing mainly in common stocks of companies in the U.S. and foreign countries.  The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets.  However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan.  The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid-capitalization and large-capitalization companies.

JNL/PIMCO Real Return Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments, which include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

JNL/PIMCO Total Return Bond Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/PPM America Floating Rate Income Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks to provide a high level of current income, by investing, under normal circumstances, at least 80% of its net assets in floating rate loans and other floating rate investments, defined as floating rate loans, floating rate notes, other floating rate debt securities, structured products (including, commercial mortgage-backed securities, asset-backed securities, and collateralized loan obligations which are debt securities typically issued by special purpose vehicles and secured by loans), money market securities of all types, repurchase agreements, shares of money market funds, short-term bond funds and floating rate funds.   Further, while not a principal investment strategy, the Fund may engage in derivatives transactions. Investment in such derivative or other synthetic instruments that have economic characteristics similar to the floating rate investments may be used for the purpose of satisfying the 80% minimum investment requirement.

JNL/PPM America High Yield Bond Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks to maximize current income, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments.  Further, while not a principal investment strategy, the Fund may engage in derivatives transactions. Investment in derivatives instruments that have economic characteristics similar to the fixed income investments may be used for the purpose of satisfying the 80% minimum investment requirement.  The Fund may also invest in securities of foreign issuers.  To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum requirement.

JNL/PPM America Mid Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the Russell Midcap Index (“Index”) under normal market conditions at the time of the initial purchase.  The market capitalization range of the Index will vary with market conditions over time.  If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell the securities.

JNL/PPM America Small Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies within the range of securities of the S&P SmallCap 600 Index (“Index”) under normal market conditions at the time of initial purchase.  The market capitalization range of the Index will vary with market conditions over time.  If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell the securities.

JNL/PPM America Value Equity Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing, primarily, in a diversified portfolio of equity securities of domestic companies.  Such companies will typically have market capitalizations within the range of companies constituting the S&P 500 Index (“Index”) under normal market conditions at the time of the initial purchase.  The market capitalization range of the Index will vary with market conditions over time.  At least 80% of its assets will be invested, under normal circumstances, in equity securities.

JNL/Red Rocks Listed Private Equity Fund (Please Note: The Investment Division investing in the JNL/Red Rocks Listed Private Equity Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Red Rocks Capital LLC)

Seeks maximum total return by investing at least 80% of its assets in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a significant portion of their assets invested in or exposed to private companies or have as its stated intention to have a significant portion of its assets invested in or exposed to private companies  (“Listed Private Equity Companies”), and (ii) derivatives or other instruments (such as exchange traded funds) that otherwise have the economic characteristics of Listed Private Equity Companies.

JNL/T. Rowe Price Established Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term growth of capital and increasing dividend income by investing primarily in common stocks, concentrating its investments in well-established growth companies.  The sub-adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow.  While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options.  The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities, including emerging markets.

JNL/T. Rowe Price Mid-Cap Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term growth of capital by investing at least 80% of its assets, under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the sub-adviser expects to grow at a faster rate than the average company.

JNL/T. Rowe Price Short-Term Bond Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities.  The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds.  The Fund’s average effective maturity will not exceed three years.  The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by the sub-adviser.

JNL/T. Rowe Price Value Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term capital appreciation by investing, via a value approach investment selection process, at least 65% of total assets in common stocks believed to be undervalued.  Stock holdings are expected to consist primarily of large-company stocks, but may also include mid-cap and small-cap companies. The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.   Income is a secondary objective.

JNL/UBS Large Cap Select Growth Fund
Jackson National Asset Management, LLC (and UBS Global Asset Management (Americas) Inc.)

Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of U.S. large capitalization companies.  The Fund defines large capitalization companies as those with a market capitalization of at least $2.5 billion at the time of investment. In addition, up to 20% of the Fund’s net assets may be invested in foreign equity securities.   Investments in equity securities include common stock and preferred stock, as well as American Depository Receipts.

JNL/WMC Balanced Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed income securities.  The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed income securities, including cash and cash equivalents.  The Fund may invest up to 15% of its assets in foreign equity and fixed income securities.

JNL/WMC Money Market Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, U.S. dollar-denominated short-term money market instruments that mature in 397 days or less. The Fund primarily invests in money market instruments rated in one of the two highest short-term credit rating categories, including: (i) obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities or by state and local governments; (ii) time deposits, certificates of deposit and bankers acceptances, issued by banks and other lending institutions; (iii) commercial paper and other short-term obligations of U.S. and foreign issuers (including asset-backed securities); (iv) obligations issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and (v) repurchase agreements on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

JNL/WMC Value Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies.  Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $3 billion).  The Fund may invest up to 20% of its total assets in the securities of foreign issuers.

JNL/S&P Competitive Advantage Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), profitable and predominantly higher-quality.  In selecting companies, SPIAS looks for the 30 companies ranked by return on invested capital and lowest market-to-book multiples.

JNL/S&P Dividend Income & Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500 that have the highest indicated annual dividend yields (“Dividend Yield”) within their sector.  The three companies with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500.

JNL/S&P Intrinsic Value Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor’s Investment Advisory Services LLC, companies with positive free cash flows and low external financing needs.

JNL/S&P Total Yield Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500 that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders).  Standard & Poor’s Investment Advisory Services LLC seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.  It is expected that the strategy will tend to select mid- and small-capitalization stocks of the S&P 500.

JNL/S&P 4 Fund
Jackson National Asset Management, LLC

Seeks capital appreciation by making initial allocations (25%) of its assets and cash flows to the following four Underlying Funds (Class A) on a specific date each year:

➢	25% in JNL/S&P Competitive Advantage Fund;
➢	25% in JNL/S&P Dividend Income & Growth Fund;
➢	25% in JNL/S&P Intrinsic Value Fund; and
➢	25% in JNL/S&P Total Yield Fund.

JNL/S&P Managed Conservative Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC)

Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust.  Not all Funds of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 70 % to 90 % to Underlying Funds that invest primarily in fixed income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Moderate Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC)

Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, JNL Variable Fund LLC, and the JNL Investors Series Trust.  Not all Funds of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 50 % to 70 % to Underlying Funds that invest primarily in fixed income securities and 0-25% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Moderate Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC)

Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust.  Not all Funds of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 30 % to 50% to Underlying Funds that invest primarily in fixed income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC)

Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust.  Not all Funds of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 10 % to 30% to Underlying Funds that invest primarily in fixed income securities and 0-15% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Aggressive Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC)

Seeks capital growth by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust.  Not all Funds of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust are available as Underlying Funds.

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed income securities and 0% to 10 % to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL Disciplined Moderate Fund
Jackson National Asset Management, LLC

Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust.  Not all Funds of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 4 0% to 8 0% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 6 0% to Underlying Funds that invest primarily in fixed income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL Disciplined Moderate Growth Fund
Jackson National Asset Management, LLC

Seeks capital growth and current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust.  Not all Funds of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 6 0% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 10 % to 4 0% to Underlying Funds that invest primarily in fixed income securities and 0% to 20 % of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL Disciplined Growth Fund
Jackson National Asset Management, LLC

Seeks capital growth by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust.  Not all Funds of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 70 % to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 3 0% to Underlying Funds that invest primarily in fixed income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL Variable Fund LLC
JNL/Mellon Capital Dow SM 10 Fund (formerly, JNL/Mellon Capital Management DowSM 10 Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through a combination of capital appreciation and dividend income by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial Average which have the highest indicated annual dividend yields.

JNL/Mellon Capital S&P ® 10 Fund (formerly, JNL/Mellon Capital Management S&P® 10 Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through a combination of capital appreciation and dividend income by investing approximately equal amounts in the common stocks of ten companies selected from a pre-screened subset of the stocks listed in the Standard & Poor’s 500 Composite Stock Price Index.

JNL/Mellon Capital Global 15 Fund (formerly, JNL/Mellon Capital Management Global 15 Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through a combination of capital appreciation and dividend income by investing in the common stocks of certain companies which are components of the Dow Jones Industrial Average, the Financial Times Ordinary Index  and the Hang Seng Index.

JNL/Mellon Capital Nasdaq ® 25 Fund (formerly, JNL/Mellon Capital Management Nasdaq® 25 Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return by investing in the common stocks of the 25 companies that are expected to have a potential for capital appreciation.  The Nasdaq 25 Strategy selects a portfolio of common stocks of 25 companies selected from stocks included in the Nasdaq-100 Index®.

JNL/Mellon Capital Value Line ® 30 Fund (formerly, JNL/Mellon Capital Management Value Line® 30 Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in the common stocks of 30 companies that Value Line® gives a #1 ranking for TimelinessTM.  The 30 companies are selected each year by the sub-adviser based on certain positive financial attributes.  The #1 TimelinessTM top ranking given to only 100 stocks reflects Value Line’s view of their probable price performance during the next six months relative to the other stocks ranked by Value Line®.

JNL/Mellon Capital Dow SM Dividend Fund (formerly, JNL/Mellon Capital Management DowSM Dividend Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last year compared to the prior year and price-to-book on a specific date each year.

JNL/Mellon Capital S&P ® 24 Fund (formerly, JNL/Mellon Capital Management S&P® 24 Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation by investing approximately equal amounts in the common stocks of 24 companies that have the potential for capital appreciation, on a specific date each year.

JNL/Mellon Capital S&P ® SMid 60 Fund (formerly, JNL/Mellon Capital Management S&P® SMid 60 Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor’s MidCap 400 Index and 30 companies in the Standard & Poor’s SmallCap 600 Index.  The 60 companies are selected on a specific date each year.  The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment.  The Sub-Adviser follows a process that attempts to select small and mid-cap companies that are likely to be in an earlier stage of their economic life cycle than mature large-cap companies.

JNL/Mellon Capital NYSE ® International 25 Fund (formerly, JNL/Mellon Capital Management NYSE® International 25 Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in foreign companies that trade on the New York Stock Exchange (“NYSE”).  The 25 companies are selected on a specific date each year by ranking the stocks on the NYSE International IndexSM based on two factors: price to book and price to cash flow. The sub-adviser then selects an equally-weighted portfolio of the 25 companies with the highest overall ranking on the two factors.  The sub-adviser may also purchase American Depositary Receipts or the foreign stock.

JNL/Mellon Capital 25 Fund (formerly, JNL/Mellon Capital Management 25 Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through a combination of capital appreciation and dividend income by investing the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange (“NYSE”). The companies in the portfolio are determined by selecting all of the dividend-paying stocks listed on the NYSE. Next, the 400 highest market capitalization stocks are selected which are then ranked by dividend yield and 75 of the highest dividend yielding stocks are selected. From the remaining 75 stocks, the 50 highest dividend yielding stocks are eliminated and the remaining 25 companies are selected only once annually on a specific date each year.

JNL/Mellon Capital Select Small-Cap Fund (formerly, JNL/Mellon Capital Management Select Small-Cap Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation by investing, under normal circumstances, at least 80% of its assets in a portfolio of common stocks of 100 small capitalization companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange or The Nasdaq Stock Market, on a specific date each year.

JNL/Mellon Capital JNL 5 Fund (formerly, JNL/Mellon Capital Management JNL 5 Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

➢	20% in the DowSM 10 Strategy, a dividend yielding strategy;
➢	20% in the S&P® 10 Strategy, a blended valuation-momentum strategy;
➢	20% in the Global 15 Strategy, a dividend yielding strategy;

➢	20% in the 25 Strategy, a dividend yielding strategy; and
➢	20% in the Select Small-Cap Strategy, a small capitalization strategy.

JNL/Mellon Capital JNL Optimized 5 Fund (formerly, JNL/Mellon Capital Management JNL Optimized 5 Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

➢	25% in the Nasdaq® 25 Strategy;
➢	25% in the Value Line® 30 Strategy;
➢	24% in the European 20 Strategy;
➢	14% in the Global 15 Strategy; and
➢	12% in the 25 Strategy.

JNL/Mellon Capital VIP Fund (formerly, JNL/Mellon Capital Management VIP Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies. The Fund invests approximately 1/6 (approximately 17%) of its net assets in each of the following strategies:

➢	The DowSM Dividend Strategy;
➢	The European 20 Strategy;
➢	The Nasdaq® 25 Strategy;
➢	The S&P 24 Strategy;
➢	The Select Small-Cap Strategy; and
➢	The Value Line® 30 Strategy.

JNL/Mellon Capital Communications Sector Fund (formerly, JNL/Mellon Capital Management Communications Sector Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the Dow Jones U.S. Telecommunications Index in proportion to their market capitalization weighting in the Dow Jones U.S. Telecommunications Index.

JNL/Mellon Capital Consumer Brands Sector Fund (formerly, JNL/Mellon Capital Management Consumer Brands Sector Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the Dow Jones U.S. Consumer Services Index in proportion to their market capitalization weighting in the Dow Jones U.S. Consumer Services Index.

JNL/Mellon Capital Financial Sector Fund (formerly, JNL/Mellon Capital Management Financial Sector Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the Dow Jones U.S. Financial Index in proportion to their market capitalization weighting in the Dow Jones U.S. Financials Index.

JNL/Mellon Capital Healthcare Sector Fund (formerly, JNL/Mellon Capital Management Healthcare Sector Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the Dow Jones U.S. Health Care Index in proportion to their market capitalization weighting in the Dow Jones U.S. Health Care Index.

JNL/Mellon Capital Oil & Gas Sector Fund (formerly, JNL/Mellon Capital Management Oil & Gas Sector Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the Dow Jones U.S. Oil & Gas Index in proportion to their market capitalization weighting in the Dow Jones U.S. Oil & Gas Index.

JNL/Mellon Capital Technology Sector Fund (formerly, JNL/Mellon Capital Management Technology Sector Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the Dow Jones U.S. Technology Index in proportion to their market capitalization weighting in the Dow Jones U.S. Technology Index.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund’s investment sub-advisers also manage.  Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds.  We cannot guarantee, and make no representation, that the investment results of similar Funds will be comparable even though the Funds have the same investment sub-advisers.  The

Funds described are available only through variable annuity contracts issued by Jackson.  They are NOT offered or made available to the general public directly.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing.  Additional Funds and Investment Divisions may be available in the future.  The prospectuses for the JNL Series Trust and the JNL Variable Fund LLC are attached to this prospectus.  However, these prospectuses may also be obtained at no charge by calling 1-800- 644-4565 (Annuity and Life Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), by writing P.O. Box 30314, Lansing, Michigan 48909-7814, or by visiting www.jackson.com.

Voting Privileges. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund.  We will vote all the shares we own in proportion to those instructions from Owners.  An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account.  We will not do this without any required approval of the SEC.  We will give you notice of any substitution.

CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract.  Charges are deducted proportionally from your Contract Value.  Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you elected to add that optional endorsement to your Contract.  These charges may be a lesser amount where required by state law or as described below, but will not be increased.  We expect to profit from certain charges assessed under the Contract.  These charges (and certain other expenses) are as follows:

Mortality and Expense Risk Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge.  On an annual basis, this charge equals 1.10% of the average daily net asset value of your allocations to the Investment Divisions.    This charge does not apply to the Fixed Account or the GMWB Fixed Account.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract.  Our mortality risks under the Contracts arise from our obligations:

●	to make income payments for the life of the Annuitant during the income phase;

●	to waive the withdrawal charge in the event of the Owner’s death; and

●	to provide a basic death benefit prior to the Income Date.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge.  Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Terminal Illness Benefit, the Specified Conditions Benefit and the Extended Care Benefit.

If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

Annual Contract Maintenance Charge. During the accumulation phase, we deduct a $35 annual contract maintenance charge on the Contract Anniversary of the Issue Date.  We will also deduct the annual contract maintenance charge if you make a total withdrawal.  This charge is for administrative expenses.  The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and generally is taken from the Investment Divisions, the Fixed Account and the GMWB Fixed Account based on the proportion their respective value bears to the Contract Value.  We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.

Administration Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges.  On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions.  This charge does not apply to the Fixed Account or the GMWB Fixed Account.  This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.

This charge is waived if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million.  If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, the Administration Charge will be reinstated.

Transfer Charge. You must pay $25 for each transfer in excess of 15 in a Contract Year.  For this purpose, all transfers that are processed on the same Business Day will be considered as one transfer.  This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable.  We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require, and we may charge a lesser fee where required by state law.

Withdrawal Charge. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

●	Premiums that are no longer subject to a withdrawal charge (Premiums in your annuity for at least seven (five for the Five-Year Withdrawal Charge Period option) years without being withdrawn), plus
●	earnings (excess of your Contract Value allocated to the Investment Divisions, the Fixed Account and the GMWB Fixed Account over your Remaining Premiums allocated to those accounts)
●
during each Contract Year 10% (20% if you have elected the 20% Additional Free Withdrawal endorsement) of Premium (subject to certain exclusions) that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Excess Interest Adjustment, and that has not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), minus earnings (required minimum distributions will be counted as part of the free withdrawal amount).

We will deduct a withdrawal charge on:

●	withdrawals in excess of the free withdrawal amount (the withdrawal charge is imposed only on the excess amount above the free withdrawal amount), or
●	withdrawals under a tax-qualified Contract that exceed its required minimum distribution (the entire withdrawal will be subject to the withdrawal charge), or
●
withdrawals in excess of the free withdrawal amounts to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner’s death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity (the withdrawal charge is imposed only on the excess amount above the free withdrawal amount), or

●	amounts withdrawn in a total withdrawal, or
●	amounts applied to income payments on an Income Date that is within one year of the Issue Date.

The amount of the withdrawal charge deducted varies (depending upon whether you have elected the Five-Year Withdrawal Charge Period option and how many years prior to the withdrawal you made the Premium payment(s) you are withdrawing) according to the following schedule (state variations may apply):

Withdrawal Charge (as a percentage of Premium payments):

Completed Years since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+

Base Schedule	8.5%	7.5%	6.5%	5.5%	5%	4%	2%	0

Withdrawal Charge if Five-Year Period Applies	8%	7%	6%	4%	2%	0	0	0

For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest Remaining Premium.  If you make a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on Premiums remaining in the Contract and no free withdrawal amount applies.  If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract.  The withdrawal charge compensates us for costs associated with selling the Contracts.

Note:  Withdrawals under a non-qualified Contract will be taxable on an “income first” basis.  This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full.  Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions).  In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any amounts paid out as:

●	income payments during your Contract’s income phase (but the withdrawal charge is deducted at the Income Date if income payments are commenced in the first Contract Year);
●	death benefits;
●
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner’s death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge);

●
if permitted by your state, withdrawals of up to $250,000 from the Investment Divisions, the Fixed Account (subject to certain exclusions) and the GMWB Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

●
if permitted by your state, withdrawals of up to 25% (12 1/2% for each of two joint Owners) of your Contract Value from the Investment Divisions, the Fixed Account (subject to certain exclusions) and the GMWB Fixed Account if you incur certain serious medical conditions specified in your Contract.

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense.  Some examples are the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser.  We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson or any of our affiliates.

Earnings Protection Benefit (“EarningsMax”) Charge. If you select the Earnings Protection Benefit endorsement, you may pay us a charge that equals 0.30% (for a maximum of 0.45%) on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.  The charge on currently offered Contracts may be less.  Please check with your representative to learn about the current level of the charge and its availability in your state.  This charge continues if you transfer ownership of the Contract to someone who would not have been eligible for the Earnings Protection Benefit upon application (75 years old or younger), even though the benefit is not payable.  If your spouse elects to continue the Contract under the Special Spousal Continuation Option (please see “Special Spousal Continuation Option” on page 151 ), the charge will continue to be assessed unless your spouse elects to discontinue the Earnings Protection Benefit, at which time the charge will cease.  We stop deducting this charge on the date you annuitize.

Contract Enhancement Charge.

PLEASE NOTE:  EFFECTIVE OCTOBER 15, 2012, THESE ENDORSEMENTS ARE NOT CURRENTLY AVAILABLE TO ADD TO A CONTRACT.

If you select one of the Contract Enhancements, then for a period of seven Contract Years (five for the 2% Contract Enhancement) a charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions.  These charges will also be assessed against any amounts allocated to the Fixed Account Options and the GMWB Fixed Account by reducing credited rates by the applicable charge percentage, but not below the minimum guaranteed interest rate (assuming no withdrawals).  (For more information about the Fixed Account Options and the GMWB Fixed Account, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 14 .)  The amounts of these charges (or reductions in credited rates) depends upon which of the Contract Enhancements you select:

Contract Enhancement	2%	3%	4%	5%	6%

Charge (on an annual basis)	0.395%	0.42%	0.56%	0.695%	0.832%

Due to the Contract Enhancement charges listed above, it is possible that upon a total withdrawal, you will receive less money back than if you had not elected the Contract Enhancement.

Contract Enhancement Recapture Charge.

PLEASE NOTE:  EFFECTIVE OCTOBER 15, 2012, THESE ENDORSEMENTS ARE NOT CURRENTLY AVAILABLE TO ADD TO A CONTRACT.

If you select an optional Contract Enhancement and make a partial or total withdrawal from your Contract in the first seven Contract Years after a Premium is received (five Contract Years for the 2% Contract Enhancement), you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your Premiums.  The recapture charge is applied to withdrawals when:

●	the Contract is returned during the free look period;

●	withdrawals are in excess of the free withdrawal amount (the recapture charge is imposed only on the excess amount above the free withdrawal amount);

●	withdrawals exceed the required minimum distribution of the Internal Revenue Code (the entire withdrawal will be assessed the applicable recapture charge);

●	there is a total withdrawal;

●	there is a total withdrawal due to annuitizing the Contract and the corresponding Income Date is within the recapture charge schedule (see Example 3 in Appendix B).

The percentage amount of the recapture charge depends upon (i) the corresponding declining amount of the Contract Enhancement based on the Contract Year when the Premium payment being withdrawn was received and (ii) when the charge is imposed based on the Completed Years since the receipt of the related Premium.  The percentage amounts of the recapture charges are as follows (please see the examples in Appendix B showing how these recapture charges are applied to withdrawals):

Contract Enhancement Recapture Charge (as a percentage of the corresponding Premium payment withdrawn if an optional Contract Enhancement is selected)

2% Contract Enhancement

Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	2%	2%	1.25%	1.25%	0.50%	0%	0%	0%
1-2	2%	1.25%	1.25%	0.50%	0%	0%	0%	0%
2-3	1.25%	1.25%	0.50%	0%	0%	0%	0%	0%
3-4	1.25%	0.50%	0%	0%	0%	0%	0%	0%
4-5	0.50%	0%	0%	0%	0%	0%	0%	0%
5-6	0%	0%	0%	0%	0%	0%	0%	0%
6-7	0%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

3% Contract Enhancement

Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	3%	3%	2%	2%	2%	1%	1%	0%
1-2	3%	2%	2%	2%	1%	1%	0%	0%
2-3	2%	2%	1.25%	1%	1%	0%	0%	0%
3-4	2%	2%	1%	1%	0%	0%	0%	0%
4-5	2%	1%	1%	0%	0%	0%	0%	0%
5-6	1%	1%	0%	0%	0%	0%	0%	0%
6-7	1%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

4% Contract Enhancement

Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	4%	4%	2.50%	2.50%	2.50%	1.25%	1.25%	0%
1-2	4%	2.50%	2.50%	2.50%	1.25%	1.25%	0%	0%
2-3	2.50%	2.50%	2%	1.25%	1.25%	0%	0%	0%
3-4	2.50%	2.50%	1.25%	1.25%	0%	0%	0%	0%
4-5	2.50%	1.25%	1.25%	0%	0%	0%	0%	0%
5-6	1.25%	1.25%	0%	0%	0%	0%	0%	0%
6-7	1.25%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

5% Contract Enhancement

Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	4.50%	3.75%	3.25%	2.75%	2%	1.25%	1%	0%
1-2	3.75%	3.25%	2.75%	2%	1.25%	1%	0%	0%
2-3	3.25%	2.75%	2%	1.25%	1%	0%	0%	0%
3-4	2.75%	2%	1.25%	1%	0%	0%	0%	0%
4-5	2%	1.25%	1%	0%	0%	0%	0%	0%
5-6	1.25%	1%	0%	0%	0%	0%	0%	0%
6-7	1%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

 6% Contract Enhancement

       Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	5.00%	4.75%	4.00%	3.75%	2.50%	2.00%	0.75%	0%
1-2	4.75%	4.25%	3.60%	3.00%	2.25%	1.25%	0%	0%
2-3	4.00%	3.75%	3.00%	2.25%	1.25%	0%	0%	0%
3-4	3.75%	3.00%	2.25%	1.25%	0%	0%	0%	0%
4-5	3.00%	2.00%	1.25%	0%	0%	0%	0%	0%
5-6	2.25%	1.25%	0%	0%	0%	0%	0%	0%
6-7	1.25%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

If you return your Contract during the free look period, the entire amount of any Contract Enhancement will be recaptured.

The recapture charge percentage will be applied to the corresponding Premium reflected in the amount withdrawn or to the corresponding Premium reflected in the amount applied to income payments.  (Please see the examples in Appendix B.)  The amount recaptured will be taken from the Investment Divisions and the Fixed Account (and the GMWB Fixed Account, if applicable) in the proportion their respective values bear to the Contract Value.  The dollar amount recaptured from the corresponding Premium will never exceed the dollar amount of the Contract Enhancement added to the Contract with respect to that Premium payment.  Recapture charges will be applied upon electing to receive income payments if the corresponding Income Date is within the recapture charge schedule, even in a situation where the withdrawal charge is waived (see Example 3 in Appendix B).

We expect to make a profit on the recapture charge, and examples in Appendix B may assist you in understanding how the recapture charge works.  However, we do not assess the recapture charge on any amounts paid out as:

●	death benefits;
●	withdrawals taken under the additional free withdrawal provisions;
●
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge);

●
if permitted by your state, additional withdrawals of up to $250,000 from the Separate Account, the Fixed Account Options (subject to certain exclusions) and the GMWB Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

●
if permitted by your state, additional withdrawals of up to 25% (12 1/2% for each of two joint Owners) of your Contract Value from the Separate Account, the Fixed Account Options (subject to certain exclusions) and the GMWB Fixed Account if you incur certain serious medical conditions specified in your Contract.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”) Charge.

PLEASE NOTE:  EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).    For more information about the GWB, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 65 .

Annual Charge	Maximum		Current
	1.20%	(WA Only) 1.20%	0.60%	(WA Only) 0.60%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued (subject to availability); or upon election of a step-up – subject to the applicable maximum charge. The actual deduction of the charge will be reflected in your quarterly statement.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 65 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page  63 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).   For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 69 .

5% GMWB With Annual Step-Up
Annual Charge	Maximum		Current
	1.70%	(WA Only) 1.74%	0.85%	(WA Only) 0.87%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month.  The actual deduction of the charge will be reflected in your quarterly statement.

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts or if you select this benefit after your Contract is issued (subject to availability), subject to the maximum annual charge.  We may also change the charge when there is a step-up on or after the second Contract Anniversary, again subject to the maximum annual charge.  In this case, if the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary or Contract Quarterly Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase.  You may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 calendar days prior to the Contract Anniversary or Contract Quarterly Anniversary.

We stop deducting this charge on the earlier of the date that the GMWB is terminated, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up (AutoGuard 5)” beginning on page 69 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page  63 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”) Charge.

PLEASE NOTE:  EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 73 .

6% GMWB With Annual Step-Up
Annual Charge	Maximum		Current
	2.00%	(WA Only) 2.04%	1.00%	(WA Only) 1.02%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month. The actual deduction of the charge will be reflected in your quarterly statement.

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts or if you select this benefit after your Contract is issued (subject to availability), subject to the maximum annual charge.  We may also change the charge when there is a step-up on or after the second Contract Anniversary, again subject to the maximum annual charge.  In this case, if the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary or Contract Quarterly Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 calendar days prior to the Contract Anniversary or Contract Quarterly Anniversary.

We stop deducting this charge on the earlier of the date that the GMWB is terminated, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up (AutoGuard 6)” beginning on page 73 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page  63 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets (“Jackson Select Protector GMWB”) Charge.

PLEASE NOTE:  EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets (Jackson Select Protector GMWB)” beginning on page 76 .

Annual Charge	Maximum		Current
	2.30%	(WA Only) 2.34%	1.15%	(WA Only) 1.17%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  The deduction of the charge could cause an automatic transfer under this GMWB’s Transfer of Assets provision.  For more information, please see “Transfer of Assets” under “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets” beginning on page 82 .

Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the second Contract Anniversary, again subject to the applicable maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Such election must be received in Good Order prior to the Contract Anniversary.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order within 30 calendar days prior to the Contract Anniversary.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier of the date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets” beginning on page 85 .  Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of the GMWB and upon automatic step-up on or after the second Contract Anniversary, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets” beginning on page 76 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page  63 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (with and without the Optional Income Upgrade Table) (“LifeGuard Freedom 6 Net”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB .  The percentage varies depending on whether you elect the Optional Income Upgrade Table which provides a higher GAWA percentage at an increased charge (see table below).  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 86 .

GMWBS ISSUED ON OR AFTER APRIL 29, 2013

Annual Charge	Maximum		Current
For endorsements purchased without Optional Income Upgrade Table	2.50%	(WA Only) 2.52%	1.25%	(WA Only) 1.26%
For endorsements purchased with Optional Income Upgrade Table	3.00%	(WA Only) 3.00%	1.50%	(WA Only) 1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

GMWBS ISSUED BEFORE APRIL 29, 2013

Annual Charge	Maximum		Current
For endorsements purchased before April 30, 2012	2.10%	(WA Only) 2.10%	1.05%	(WA Only) 1.05%
For endorsements purchased on or after April 30, 2012 without Optional Income Upgrade Table	2.20%	(WA Only) 2.22%	1.10%	(WA Only) 1.11%
For endorsements purchased with Optional Income Upgrade Table	2.70%	(WA Only) 2.70%	1.35%	(WA Only) 1.35%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the second Contract Anniversary (fifth Contract Anniversary for endorsements issued before April 30, 2012), again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 95 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 86 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page  63 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (with and without the Optional Income Upgrade Table) (“LifeGuard Freedom 6 Net With Joint Option”) Charge.

PLEASE NOTE:  EFFECTIVE OCTOBER 15, 2012, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB .  The percentage varies depending on whether you elect the Optional Income Upgrade Table which provides a higher GAWA percentage at an increased charge (see table below).  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 98 .

Annual Charge	Maximum		Current
For endorsements purchased before April 30, 2012	3.00%	(WA Only) 3.00%	1.50%	(WA Only) 1.50%
For endorsements purchased on or after April 30, 2012 without Optional Income Upgrade Table	3.00%	(WA Only) 3.00%	1.55%	(WA Only) 1.56%
For endorsements purchased with Optional Income Upgrade Table	3.00%	(WA Only) 3.00%	1.80%	(WA Only) 1.80%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the second Contract Anniversary (fifth Contract Anniversary for endorsements issued before April 30, 2012), again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see

“Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 108 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 98 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page  63 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (with and without the Optional Income Upgrade Table) (“LifeGuard Freedom Flex GMWB”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB .  The percentage varies depending on whether you elect the Optional Income Upgrade Table which provides a higher GAWA percentage at an increased charge (see table below).  For more information about the GWB, please see “LifeGuard Freedom Flex GMWB” beginning on page 112 .

GMWBS ISSUED ON OR AFTER APRIL 29, 2013

LifeGuard Freedom Flex GMWB Without Optional Income Upgrade Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.00%	(WA Only) 2.04%	1.00%	(WA Only) 1.02%
6% Bonus and Annual Step-Up	2.20%	2.22%	1.10%	1.11%
7% Bonus and Annual Step-Up	2.50%	2.52%	1.25%	1.26%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex GMWB With Optional Income Upgrade Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.50%	(WA Only) 2.52%	1.25%	(WA Only) 1.26%
6% Bonus and Annual Step-Up	2.70%	2.70%	1.35%	1.35%
7% Bonus and Annual Step-Up	3.00%	3.00%	1.50%	1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

GMWBS ISSUED BEFORE APRIL 29, 2013

LifeGuard Freedom Flex GMWB Without Optional Income Upgrade Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.80%	(WA Only) 1.80%	0.90%	(WA Only) 0.90%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.00%	2.04%	1.00%	1.02%
6% Bonus and Annual Step-Up	1.90%	1.92%	0.95%	0.96%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.20%	2.22%	1.10%	1.11%
7% Bonus and Annual Step-Up	2.20%	2.22%	1.10%	1.11%
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.50%	2.52%	1.25%	1.26%
8% Bonus and Annual Step-Up (No longer offered on or after August 29, 2011)	2.60%	2.64%	1.30%	1.32%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex GMWB With Optional Income Upgrade Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.30%	(WA Only) 2.34%	1.15%	(WA Only) 1.17%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.50%	2.52%	1.25%	1.26%
6% Bonus and Annual Step-Up	2.40%	2.40%	1.20%	1.20%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.70%	2.70%	1.35%	1.35%
7% Bonus and Annual Step-Up	2.70%	2.70%	1.35%	1.35%
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	3.00%	3.00%	1.50%	1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the second Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  We will, however, stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “LifeGuard Freedom Flex GMWB” beginning on page 120 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “LifeGuard Freedom Flex GMWB” beginning on page 112 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page  63 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Note: The above section describes the charge for the LifeGuard Freedom Flex GMWB only.  If you purchase the LifeGuard Freedom Flex DB, additional charges apply for that benefit.  Please see “LifeGuard Freedom Flex DB” under “Contract Charges”, in the part entitled “Death Benefit Charges”, beginning on page  50 for details.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (with and without the Optional Income Upgrade Table) (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge.

PLEASE NOTE:  EFFECTIVE OCTOBER 15, 2012, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB .  The percentage varies depending on whether you elect the Optional Income Upgrade Table which provides a higher GAWA percentage at an increased charge (see table below).  For more information about the GWB, please see “LifeGuard Freedom Flex With Joint Option” beginning on page 122 .

LifeGuard Freedom Flex With Joint Option GMWB Without Optional Income Upgrade Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.10%	(WA Only) 2.10%	1.05%	(WA Only) 1.05%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.50%	2.52%	1.25%	1.26%
6% Bonus and Annual Step-Up	2.50%	2.52%	1.25%	1.26%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after September 10, 2012)	3.00%	3.00%	1.50%	1.50%
7% Bonus and Annual Step-Up (no longer offered on or after September 10, 2012)	3.00%	3.00%	1.50%	1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex With Joint Option GMWB With Optional Income Upgrade Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.60%	(WA Only) 2.64%	1.30%	(WA Only) 1.32%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	3.00%	3.00%	1.50%	1.50%
6% Bonus and Annual Step-Up	3.00%	3.00%	1.50%	1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the second Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  We will, however, stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 131 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 122 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page  63 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GMWB Charge Base (see table below).

Annual Charge	Maximum		Current
	2.20%	(WA Only) 2.22%	1.10%	(WA Only) 1.11%
Charge Basis	GMWB Charge Base
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

GMWB Charge Base.  At election, the GMWB Charge Base is equal to the Guaranteed Withdrawal Balance (“GWB”).  After each subsequent purchase payment, the GMWB Charge Base is increased by the amount of the purchase payment net of any applicable Premium taxes, subject to a maximum of $5,000,000.  The GMWB Charge Base is not reduced for withdrawals unless a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or Stretch RMD, as applicable. In this case, the GMWB Charge Base is reduced for the Excess Withdrawal amount in the same proportion as the Contract Value is reduced by the Excess Withdrawal. The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the Stretch RMD, as applicable.

For more information about the GMWB Charge Base, GAWA and Stretch RMD, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) beginning on page 133 .

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GMWB Charge Base.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or elections after issue (subject to availability) subject to the applicable maximum charge. The actual deduction of the charge will be reflected in your quarterly statement.  We stop deducting this charge on the earlier of the date the endorsement terminates, or the date your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  For more information about how the endorsement works, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (‘MarketGuard Stretch GMWB’)” beginning on page 133 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page  63 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Death Benefit Charges. There is no additional charge for the Contract’s basic death benefit.  However, for an additional charge, you may select one of the Contract’s available optional death benefits in place of the basic death benefit.  Please ask your agent whether there are variations on these benefits in your state or contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

If you select the 5% Roll-up Death Benefit, you will pay 0.20% of the GMDB Benefit Base each Contract Quarter (0.80% annually), subject to a maximum quarterly charge of 0.30% (1.20% annually) on new issues.  For Contracts issued before April 30, 2012, you pay 0.15% of the GMDB Benefit Base each Contract Quarter (0.60% annually), subject to a maximum quarterly charge of 0.30% (1.20% annually).  We deduct the charge from your Contract Value.  The charge is pro rata deducted over each applicable Investment Division and the Fixed Account.  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value.  While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.  For more information about how the endorsement works, including this benefit’s GMDB Benefit Base, please see “5% Roll-up Death Benefit” under “Optional Death Benefits”, beginning on page 143 .

If you select the 6% Roll-up Death Benefit, you will pay 0.20% of the GMDB Benefit Base for this benefit each Contract Quarter (0.80% annually), subject to a maximum quarterly charge of 0.40% (1.60% annually) on new issues.  We deduct the charge from your Contract Value.  The charge is pro rata deducted over each applicable Investment Division and the Fixed Account.  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value.  While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.  For more information about how the endorsement works, including this benefit’s GMDB Benefit Base, please see “6% Roll-up Death Benefit” under “Optional Death Benefits”, beginning on page 144 .  PLEASE NOTE:  EFFECTIVE APRIL 30, 2012, THE 6% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

If you select the Highest Quarterly Anniversary Value Death Benefit, you will pay 0.075% of the GMDB Benefit Base for this benefit each Contract Quarter (0.30% annually), subject to a maximum quarterly charge of 0.15% (0.60% annually) on new issues.  We deduct the charge from your Contract Value.  The charge is pro rata deducted over each applicable Investment Division and the Fixed Account.  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value.  While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.  For more information about how the endorsement works, including this benefit’s GMDB Benefit Base, please see “Highest Quarterly Anniversary Value Death Benefit” under “Optional Death Benefits”, beginning on page 145 .

If you select the Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit, you will pay 0.225% of the GMDB Benefit Base each Contract Quarter (0.90% annually), subject to a maximum quarterly charge of 0.35% (1.40% annually) on new issues.  For Contracts issued before April 30, 2012, you pay 0.175% of the GMDB Benefit Base each Contract Quarter (0.70% annually), subject to a maximum quarterly charge of 0.35% (1.40% annually).  We deduct the charge from your Contract Value.  The charge is pro rata deducted over each applicable Investment Division and the Fixed Account.  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value.  While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.  For more information about how the endorsement works, including this benefit’s GMDB Benefit Base, please see “Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit” under “Optional Death Benefits”, beginning on page 146 .

If you select the Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit, you will pay 0.225% of the GMDB Benefit Base for this benefit each Contract Quarter (0.90% annually), subject to a maximum quarterly charge of 0.45% (1.80% annually) on new issues.  We deduct the charge from your Contract Value.  The charge is pro rata deducted over each applicable Investment Division and the Fixed Account.  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value.  While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.  For more information about how the endorsement works, including this benefit’s GMDB Benefit Base, please see “Combination 6% Roll-up and Highest Quarterly Anniversary Death Benefit” under “Optional Death Benefits”, beginning on page 147 .  PLEASE NOTE:  EFFECTIVE APRIL 30, 2012, THE COMBINATION 6% ROLL-UP AND HIGHEST QUARTERLY ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

If you select the LifeGuard Freedom Flex DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options), you will pay two separate charges for the combined benefit.  For LifeGuard Freedom Flex DB, you will pay 0.175% of the GMWB Death Benefit each Contract Quarter (0.70% annually).  (For Contracts purchased in Washington State, the current and maximum charge for LifeGuard Freedom Flex DB is 0.06% of the GMWB Death Benefit each Contract Month (0.72% annually).)  The charge for LifeGuard Freedom Flex DB, which is based on a percentage of the GMWB Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom Flex GMWB, which is based on a percentage of the Guaranteed Withdrawal Balance (GWB) and paid each Contract Quarter at the current rate of 1.10% ( 0.95% for endorsement issued before April 29, 2013) annually.  (For Contracts purchased in Washington State, the charge for LifeGuard Freedom Flex GMWB is currently 0.0925% ( 0.08% for endorsements issued before April 29, 2013 ) of the GWB each Contract Month ( 1.11% (0.96% for endorsements issued before April 29, 2013)   annually).)  For more information about the GMWB Death Benefit, please see “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 149 .  For more information about the charges for LifeGuard Freedom Flex GMWB, please see page 45 , and for benefit information, including the GWB, please see “LifeGuard Freedom Flex GMWB” beginning on page 112 .

We deduct the charge from your Contract Value.  The charge is pro rata deducted over each applicable Investment Division and the Fixed Account.  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value.  While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.

Five-Year Withdrawal Charge Period. If you select the optional five-year withdrawal charge period feature, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.  We stop deducting this charge on the date you annuitize.

20% Additional Free Withdrawal Charge. If you select the optional feature that permits you to withdraw up to 20% of Premiums (subject to certain exclusions) that are still subject to a withdrawal charge minus earnings during a Contract Year without a withdrawal charge, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.  We stop deducting this charge on the date you annuitize.

Commutation Fee. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

●
(a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

●
(b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

Other Expenses. We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges.  There are deductions from and expenses paid out of the assets of the Funds.  These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC.  For more information, please see the “Fund Operating Expenses” table beginning on page 10 .

Premium Taxes.  Some states and other governmental entities charge Premium taxes or other similar taxes.  We pay these taxes and may make a deduction from your Contract Values for them.  Premium taxes generally range from 0% to 3.5% (the amount of state Premium tax, if any, will vary from state to state).

Income Taxes.  We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division.  No federal income taxes are applicable under present law and we are not presently making any such deduction.

DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC (“JNLD” or “Distributor”), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts.  JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company.  JNLD is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”).  JNLD is not a member of the Securities Investor Protection Corporation (“SIPC”).   For more information on broker-dealers and their registered representatives, you may use the FINRA BrokerCheck program via telephone (1-800-289-9999) or internet (www.finra.org).

The Contract is offered to customers of various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any legal responsibility to pay amounts that are owed under the Contract. The obligations and guarantees under the Contract are the sole responsibility of Jackson.  The financial institution, brokerage firm or insurance agency is responsible for delivery of various related disclosure documents and the accuracy of their oral description and recommendation of the purchase of the Contract.

Commissions are paid to broker-dealers who sell the Contracts.  While commissions may vary, they are not expected to exceed 8% of any Premium payment.  Where lower commissions are paid up front, we may also pay trail commissions.  We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions.  These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support.  They may not be offered to all broker-dealers, and the terms of any particular agreement may vary widely among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products.  They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives.  Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct.  While such compensation may be significant, it will not cause any additional direct charge by us to you.

The two primary forms of such compensation paid by JNLD are overrides and marketing support payments.  Overrides are payments that are designed as consideration for product placement, assets under management and sales volume.  Overrides are generally based on a fixed percentage of product sales and generally range from 10 to 50 basis points (0.10% to 0.50%).  Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences (for example, national, regional and top producer meetings) , sponsorships and educational seminars.  Examples of such payments include, but are not limited to, reimbursements for representative training or “due diligence” meetings (including travel and lodging expenses), client events, speaker fees and business development and educational enhancement items, including payments to third party vendors for such items.  Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience.  Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.  Individual registered representatives may receive differing levels of sales and service support.

Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2012 from the Distributor in relation to the sale of our variable insurance products:

Commonwealth Financial Network
CUSO Financial Services
ING Financial Partners Inc
INVEST Financial Corporation
Lincoln Financial Advisors
LPL Financial Corporation
Merrill Lynch
MML Investors Services Inc
Morgan Keegan
Morgan Stanley Smith Barney
National Planning Corporation
Raymond James
RBC Capital Markets Corp
Securities America

Signator Investors, Inc
SII Investments
Transamerica Financial Advisors, Inc
UBS Financial Services Inc
Wells Fargo Advisors
Woodbury Financial Services Inc

Please see Appendix C for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2012 from the Distributor in relation to the sale of our variable insurance products.  While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.

We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract’s mortality and expense risk charge and other charges.  Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

●	National Planning Corporation,
●	SII Investments, Inc.,
●	IFC Holdings, Inc. d/b/a Invest Financial Corporation,
●	Investment Centers of America, Inc., and
●	Curian Clearing LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates.  The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser’s participation.  Our affiliated broker-dealers may also sell the retail mutual funds of certain sub-advisers.  In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the “Other Contracts”) issued by Jackson and its subsidiary, Jackson National Life Insurance Company of New York.  Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation.  Unaffiliated broker-dealers are also compensated at the standard rates of compensation.  The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson or our affiliates, may be greater or less than the total compensation on similar or other products.  The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives.  The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.  You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

PURCHASES

Minimum Initial Premium:

●	$5,000 under most circumstances
●	$2,000 for a qualified plan Contract

Minimum Additional Premiums:

●	$500 for a qualified or non-qualified plan
●	$50 for an automatic payment plan
●
You can pay additional Premiums at any time during the accumulation phase unless a specific optional benefit or feature provides limitations.    However, if you purchase your Contract in the state of Mississippi before April 30, 2012, no Premiums will be accepted after the first Contract Year.

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge.  We reserve the right to limit the number of Contracts that you may purchase.  We also reserve the right to refuse any Premium payment.  There is a $100 minimum balance requirement for each Investment Division and Fixed Account.  We reserve the right to restrict availability or impose restrictions on the Fixed Account and the GMWB Fixed Account.

Maximum Premiums:

●	The maximum aggregate Premiums you may make without our prior approval is $1 million.

The payment of subsequent Premiums , depending on market conditions at the time they are made , may or may not contribute to the various benefits under your Contract, including the enhanced death benefits or any GMWB.   Our right to restrict Premiums to a lesser maximum amount may also affect the benefits under your Contract.

Allocations of Premium. You may allocate your Premiums to one or more of the Investment Divisions and Fixed Account.  Each allocation must be a whole percentage between 0% and 100%.  The minimum amount you may allocate to the Investment Division or a Fixed Account is $100.  We will allocate any additional Premiums you pay in the same way unless you instruct us otherwise.

Although more than 18 Investment Divisions, the Fixed Account and the GMWB Fixed Account are available under your Contract, you may not allocate your Contract Values among more than 18 at any one time.  Additionally, you may not choose to allocate your Premiums to the GMWB Fixed Account; however, Contract Value may be automatically allocated to the GMWB Fixed Account according to non-discretionary formulas if you have purchased the optional Jackson Select Protector GMWB.  For more detailed information regarding Jackson Select Protector GMWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets Endorsement” beginning on page 76 .

We will issue your Contract and allocate your first Premium within two Business Days (days when the New York Stock Exchange is open) after we receive your first Premium and all information that we require for the purchase of a Contract.  If we do not receive all of the information that we require, we will contact you to get the necessary information.  If for some reason we are unable to complete this process within five Business Days, we will return your money. Each Business Day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Optional Contract Enhancements.

PLEASE NOTE:  EFFECTIVE OCTOBER 15, 2012, THESE ENDORSEMENTS ARE NOT CURRENTLY AVAILABLE TO ADD TO A CONTRACT.

You may elect one of our five optional Contract Enhancement endorsements.  The Contract Enhancement endorsements available are the 2% Contract Enhancement endorsement, 3% Contract Enhancement endorsement, 4% Contract Enhancement endorsement, 5% Contract Enhancement endorsement, or 6% Contract Enhancement endorsement.  Contract Enhancement endorsements are available only at the time you purchase your Contract and to Owners 87 years old and younger.  If elected, a Contract Enhancement endorsement cannot be canceled.  You may not elect the 3%, 4%, 5%, or 6% Contract Enhancement endorsements with the 20% Additional Free Withdrawal endorsement.  In addition, if you elect any Contract Enhancement endorsement, you cannot select the Capital Protection Program.

If you elect a Contract Enhancement endorsement, the following Fixed Account restrictions currently apply during the first seven Contract Years (five Contract Years for the 2% Contract Enhancement). The three, five and seven year Fixed Account Options are not available and transfers to any Fixed Account Option are not permitted (including under the Dollar Cost Averaging program).  Premiums may be allocated to the one year Fixed Account Option.  However, any Premium allocated to the one year Fixed Account must be transferred out of the one year Fixed Account in a series of scheduled monthly transfers to your choice of Investment Divisions within either a 6 or 12 month period beginning on the date we received the Premium. Therefore, at the end of the 6 or 12 month period, all amounts in the one year Fixed Account will have been transferred out of the one year Fixed Account.  (See “Fixed Account Options” on page 14 .)  These restrictions may be modified, eliminated, or otherwise revised, at which time we will provide you with written notice of the changes.

If an optional Contract Enhancement endorsement is elected, then at the end of any Business Day in the first seven Contract Years (five Contract Years for the 2% Contract Enhancement) when we receive a Premium payment, we will credit your Contract Value with a Contract Enhancement.  The actual Contract Enhancement percentage applied to the Premium payment varies, depending upon which Contract Enhancement you have elected and the Contract Year in which you make your payment.  Therefore, the dollar amount of the actual Contract Enhancement credited to your Contract Value also varies, depending on the Contract Enhancement percentage applied and the amount of the Premium payment.  The Contract Enhancement percentage applied to a Premium payment is generally a declining and lesser percentage for Premium payments received after the first Contract Year (see the schedules below).

In addition, since total expenses for a Contract with a Contract Enhancement are higher than those for a Contract without a Contract Enhancement, it is possible that upon surrender you will receive less money back than you would have if you had not elected a Contract Enhancement.  This is discussed further on page 56 .

2% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5+
Contract Enhancement Percentage of the Premium Payment	2.00%	2.00%	1.25%	1.25%	0.50%	0%

3% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
Contract Enhancement Percentage of the Premium Payment	3.00%	3.00%	2.25%	2.00%	2.00%	1.00%	1.00%	0%

4% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
Contract Enhancement Percentage of the Premium Payment	4.00%	4.00%	3.00%	2.50%	2.50%	1.25%	1.25%	0%

5% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
Contract Enhancement Percentage of the Premium Payment	5.00%	4.50%	3.75%	3.00%	2.25%	1.75%	1.00%	0%

6% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
Contract Enhancement Percentage of the Premium Payment	6.00%	5.50%	4.75%	4.00%	3.25%	2.50%	1.25%	0%

There is a charge for the optional Contract Enhancement endorsements that is assessed against the Investment Divisions, the Fixed Account and the GMWB Fixed Account for the Contract Enhancements, and its amount depends upon which Contract Enhancement endorsement you elect.  For more information about the charges for these endorsements, please see “Contract Enhancement Charge” on page 37 .

We will also impose a Contract Enhancement recapture charge if you:

●
make a total withdrawal within the recapture charge schedule or a partial withdrawal within the recapture charge schedule in excess of the free withdrawals permitted by your Contract (or an additional free withdrawal endorsement if elected) (the recapture charge is imposed only on the excess amount above the free withdrawal amount),

●
make a partial withdrawal within the recapture charge schedule in excess of the required minimum distribution of the Internal Revenue Code (the entire withdrawal will be assessed the applicable recapture charge),

●
elect to receive payment under an income option (see Example 3 in Appendix B) (for more information about these income options, see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 139 ) within the recapture charge schedule, or

●	return your Contract during the Free Look period. (If you return your Contract during the Free Look period, the entire amount of the Contract Enhancement will be recaptured.)

The Recapture Charge schedule(s) can be found beginning on page  37  of this prospectus.  The percentage amount of the recapture charge depends upon (i) the corresponding declining amount of the Contract Enhancement based on the Contract Year when the Premium payment being withdrawn was received and (ii) when the recapture charge is imposed based on the Completed Years since the receipt of the related Premium.  (See the examples in Appendix B showing how these recapture charges are applied to withdrawals.)

We will not impose the Contract Enhancement recapture charge on any amounts paid out as:

●	earnings (excess of your Contract Value allocated to the Investment Divisions, the Fixed Account and the GMWB Fixed Account over your Remaining Premiums allocated to those accounts)
●	death benefits;
●	withdrawals taken under the additional free withdrawal provisions;
●
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge);

●
if permitted by your state, additional withdrawals of up to $250,000 from the Separate Account, the Fixed Account Options (subject to certain exclusions) and the GMWB Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract (see “Waiver of Withdrawal and Recapture Charges for Certain Emergencies” on page  61  for more information); or

●
if permitted by your state, additional withdrawals of up to 25% (12 1/2% for each of two joint Owners) of your Contract Value from the Separate Account, the Fixed Account Options (subject to certain exclusions) and the GMWB Fixed Account if you incur certain serious medical conditions specified in your Contract (see “Waiver of Withdrawal and Recapture Charges for Certain Emergencies” on page  61  for more information).

For purposes of the recapture charge, we treat withdrawals as coming first from earnings and then from the oldest Remaining Premium, based on the completed years (12 months) since the receipt of Premiums.  (See example 2 in Appendix B for an illustration.)  We expect to make a profit on these charges for the Contract Enhancements.  Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancements work.  In certain situations, both a recapture charge and a withdrawal charge will be charged on your withdrawal amount (see examples 1 and 2 in Appendix B).

Your Contract Value will reflect any gains or losses attributable to a Contract Enhancement.  Contract Enhancements, and any increase in value attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

As referenced above, there is a charge for the optional Contract Enhancement endorsements.  This Contract Enhancement charge is based on the average daily net asset value of your allocations to the Investment Divisions and is deducted from the total value of the Separate Account.  In addition, for the Fixed Account and the GMWB Fixed Account, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected.  Therefore, you will incur charges on the entire amounts included in your Contract, which includes Premium payments made in the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement and the earnings, if any, on such amounts for the first seven Contract Years (five for the 2% Contract Enhancement).  As a result, the aggregate charges assessed will be higher than those that would be charged if you did not elect a Contract Enhancement.  Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected a Contract Enhancement.  We will impose a Contract Enhancement recapture charge if you make withdrawals in the first seven Contract Years (five Contract Years for the 2% Contract Enhancement).  We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

Charges for the Contract Enhancement are not assessed after the seventh Contract Year (fifth for the 2% Contract Enhancement).  Accordingly, the increased Contract Value resulting from a Contract Enhancement is reduced during the first seven Contract Years (five for the 2% Contract Enhancement) by the operation of the Contract Enhancement charge.  If you make Premium payments only in the first Contract Year and do not make a withdrawal during the first seven years (five for the 2% Contract Enhancement), at the end of the seven-year period (five for the 2% Contract Enhancement) that the Contract Enhancement charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected a Contract Enhancement, regardless of investment performance.  Contract Values may also be higher if you pay additional Premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement charge for less than seven full years (five for the 2% Contract Enhancement).

In the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) in the following circumstances:

●	death benefits computed on the basis of Contract Value;
●	withdrawals taken under the 10% free withdrawal provision (or the 20% Additional Free Withdrawal endorsement, if elected);
●	withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code;
●	if permitted by your state, withdrawals under our:

○	Terminal Illness Benefit;

○	Specified Conditions Benefit; or
○	Extended Care Benefit. (See page 62 below.)

You may not elect the 3%, 4%, 5%, or 6% Contract Enhancement endorsements with the 20% Additional Free Withdrawal option.  In addition, you currently may not elect any Contract Enhancement endorsement with the Capital Protection Program.

Capital Protection Program. If you select our Capital Protection Program at issue, we will allocate enough of your Premium to the Fixed Account you select to assure that the amount so allocated will equal, at the end of a selected period of 1, 3, 5, or 7 years, your total original Premium paid.  You may allocate the rest of your Premium to any Investment Division(s).  If any part of the Fixed Account value is surrendered or transferred before the end of the selected guaranteed period, the value at the end of that period will not equal the original Premium.  This program is available only if Fixed Account Options are available.  There is no charge for the Capital Protection Program.  You should consult your Jackson representative with respect to the current availability of Fixed Account Options, their limitations, and the availability of the Capital Protection Program.

Currently, the Capital Protection Program is not available if you elect a Contract Enhancement endorsement.

For an example of capital protection, assume you made a Premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3% per year.  We would allocate $9,152 to that Guarantee Period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken.  The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Alternatively, assume Jackson receives a Premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year.  Jackson will allocate $6,331 to that Guarantee Period because $6,331 will increase at that interest rate to $10,000 after 7 years.  The remaining $3,669 of the payment will be allocated to the Investment Division(s) you selected.

Thus, as these examples demonstrate, the shorter Guarantee Periods require allocation of substantially all your Premium to achieve the intended result.  In each case, the results will depend on the interest rate declared for the Guarantee Period.

The Capital Protection Program will not be available if you purchase the Jackson Select Protector GMWB.

Accumulation Units. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select.  In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an “Accumulation Unit.”  During the income phase we use a measure called an “Annuity Unit.”

Every Business Day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

●	determining the total amount of assets held in the particular Investment Division;
●	subtracting any asset-based charges and taxes chargeable under the Contract; and
●	dividing this amount by the number of outstanding Accumulation Units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an Accumulation Unit may go up or down from day to day.  The base Contract has a different Accumulation Unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation Unit value.

When you make a Premium payment, we credit your Contract with Accumulation Units.  The number of Accumulation Units we credit is determined at the close of that Business Day by dividing the amount of the Premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between an Investment Division and the Fixed Account must occur prior to the Income Date.

You can make 15 transfers every Contract Year during the accumulation phase without charge.

A transfer will be effective as of the end of the Business Day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Transfers from the Fixed Account generally will be subject to any applicable Excess Interest Adjustment.

Potential Limits and Conditions on Fixed Account Transfers. There may be periods when we do not offer any Fixed Account.  We can prohibit or impose limitations or other requirements on transfers to or from the Fixed Account as permitted by applicable law.  Currently, for Contracts with an optional Contract Enhancement, transfers are not permitted to a Fixed Account Option during the first seven Contract Years (five Contract Years for the 2% Contract Enhancement).  This restriction may be modified, eliminated, or otherwise revised, at which time we will provide you with written notice of the changes.

In addition, we also specifically reserve the right to impose the limitations and conditions set forth in 1-4 below with respect to the one-year Fixed Account Option.  Although we are not imposing these restrictions as of the date of this prospectus, if we do decide to impose them, they could provide as follows with respect to both new and already outstanding Contracts:

1.  During any Contract Year, the aggregate dollar amount of all transfers from the one-year Fixed Account Option (including transfers at the end of the one-year period) could not exceed whichever of the following three maximums apply to you for that year:

●
Maximum transfers during the first Contract Year in which you have Contract Value in the one-year Fixed Account Option subject to these restrictions: 1/3 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary;

●	Maximum transfers during any subsequent Contract Year, if you had Contract Value subject to these restrictions during the preceding Contract year:
i.	1/3 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary if you did not make a 1/3 transfer in the preceding year as mentioned above or
ii.	1/2 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary if you did make such a 1/3 transfer in the preceding year; or
●
Maximum transfers during any Contract Year, if you had Contract Value subject to these restrictions during both of the preceding two Contract Years and, in those years, you made the 1/3 maximum transfer in the first year and 1/2 maximum transfer in the second year as mentioned above: all of your remaining Contract Value in the one-year Fixed Account Option.

2.  We could require that any transfer from the one-year Fixed Account Option in a Contract Year occur at least twelve months after the most recent such transfer in the previous Contract Year.

3.  We could restrict or prohibit your transfers into or allocations of any additional Premiums to the one-year Fixed Account Option in any Contract Year in which you make a transfer from the one-year Fixed Account Option.

4.  We could restrict or prohibit your transfers from the one-year Fixed Account Option in any Contract Year in which you make a transfer into or allocate any additional Premiums to the one-year Fixed Account Option.

We may impose restrictions 1-4 separately or in combination but we expect that they would be imposed as a group, so that you would be subject to all of these restrictions if you are subject to any of them.

Certain systematic investment programs could be excluded from the restrictions listed in 1-4 above, such that transfers under those programs would not count against the maximum amounts that may be transferred out of the one-year Fixed Account Option and the Contract Value under such programs would be excluded from the computation of such maximum amounts.

We also could permit or require that a systematic transfer program be used to make transfers from any Fixed Account Options. For example, you could be permitted to have the three transfers that are referred to in restriction 1 above automated through a systematic transfer out (“STO”) on each of your next three Contract Anniversaries.  The amount automatically transferred on each of such three Contract Anniversaries would be the maximum amount that would be permitted to be transferred on that date under restriction 1, such that following the automatic STO transfer on the third such Contract Anniversary you would no longer have any Contract Value in the one-year Fixed Account Option.   If we establish such an STO for you, however, we would (pursuant to restrictions 3 and 4 above) prohibit you from making any other transfer from, or any Premium payments or transfers into, the one-year Fixed Account Option during any Contract Year in which an automatic STO transfer is made for you.  Also (pursuant to restriction 2 above) you could elect such an STO only if (i) at least twelve calendar months have passed since your last STO program (if any) had ended and (ii) during the Contract Year in which you make the election, you have not made any transfers from, or any Premium payments or transfers into the one-year Fixed Account Option (unless you made the transfer or Premium payment before the time we had instituted restrictions 1-4). Transfers pursuant to any STO would not count toward your 15 free transfer limit.

If we require you to commence an STO at a time when, due to any of the foregoing restrictions, you would not be eligible to elect such a program, the three annual STO transfers will be delayed.  In that case, the first such STO transfer would occur on the first Contract Anniversary after you are eligible to elect an STO.

If we impose the restrictions described in 1-4 above, we would provide you prompt written notice of that fact, as well as any requirement or option to commence an STO.  In that case, the restrictions would be effective immediately and we would not expect to provide you with an opportunity to make transfers from the one-year Fixed Account Option, other than in compliance with and subject to the limitations in such restrictions.  Accordingly, you should consider whether you are willing to be subject to those limitations before you allocate any Premiums or transfers to the one-year Fixed Account Option.

We also may restrict your participation in any systematic investment program if you allocate any amounts to a Fixed Account Option.

Restrictions on Transfers: Market Timing.  The Contract is not designed for frequent transfers by anyone.  Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund.  Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing.  Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract.  To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days.  Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

●	limiting the number of transfers over a period of time;
●	requiring a minimum time period between each transfer;
●	limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or
●	limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive Business Days.  In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size.  We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary.  If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer.  We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption.  We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, the GMWB Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program.  We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship.  These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application.  Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures.  We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract.  We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time.  If these policies and procedures are ineffective, the adverse consequences described above could occur.  We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TELEPHONE AND INTERNET TRANSACTIONS

The Basics. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephonic transfer privileges described above.  Our Annuity Service Center representatives are available during business hours to provide you with information about your account.  We require that you provide proper identification before performing transactions over the telephone or through our Internet website.  For Internet transactions, this will include a Personal Identification Number (PIN).  You may establish or change your PIN at www.jackson.com.

What You Can Do and How. You may make transfers by telephone or through the Internet unless you elect not to have this privilege.  Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary.  To notify us, please call us at the Annuity Service Center.  Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

What You Can Do and When. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day’s Accumulation Unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you.  If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day.  Otherwise the instructions will be carried out the next Business Day.  We will retain permanent records of all web-based transactions by confirmation number.  If you do not receive an electronic acknowledgement, you should telephone our Annuity Service Center immediately.

How to Cancel a Transaction. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Annuity Service Center before the New York Stock Exchange closes.  Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

Our Procedures. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine.  Our procedures include requesting identifying information and tape-recording telephone communications and other specific details.  We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize.  However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times.  We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege.  Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner’s death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor’s/representative’s behalf.

ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

●	by making either a partial or complete withdrawal,
●	by electing the Systematic Withdrawal Program,

●	by electing a Guaranteed Minimum Withdrawal Benefit, or
●	by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

Withdrawals under the Contract may be subject to a withdrawal charge.  For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest Remaining Premium.  When you make a complete withdrawal you will receive the value of your Contract as of the end of the Business Day your request is received by us in Good Order, minus any applicable taxes, the annual contract maintenance charge, charges due under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable Excess Interest Adjustment.  For more information about withdrawal charges, please see “Withdrawal Charge” beginning on page 35 . We will pay the withdrawal proceeds within seven days of a request in Good Order. If a Purchase Payment made by personal check or electronic draft is received within the five days preceding a withdrawal request, we may delay payment of the withdrawal proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds.

Your withdrawal request must be in writing.  We will accept withdrawal requests submitted via facsimile.  There are risks associated with not requiring original signatures in order to disburse the money.  To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature of any address change.  We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account Option or Investment Division from which you are making the withdrawal.  If you are not specific in your withdrawal request, your withdrawal will be taken from your allocations to the Investment Divisions, Fixed Account Options, and GMWB Fixed Account based on the proportion their respective values bear to the Contract Value.  If you are specific in your withdrawal request, please know that, for Contracts with a GMWB containing a Transfer of Assets provision, the percentage of the partial withdrawal taken from the GMWB Fixed Account cannot exceed the ratio of the GMWB Fixed Account value to the Contract Value.

With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage.  After your withdrawal, at least $100 must remain in each Fixed Account Option or Investment Division from which the withdrawal was taken.  A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.  If your Contract contains a GMWB containing a Transfer of Assets provision, any systematic withdrawal request for a specified dollar amount or specified percentage from a particular Investment Division, the Fixed Account or the GMWB Fixed Account will be limited in that such withdrawals cannot be made from the GMWB Fixed Account.  If you wish your systematic withdrawal to include amounts allocated to the GMWB Fixed Account, your systematic withdrawal must be taken proportionally from all of the allocations (to the Investment Divisions, the GMWB Fixed Account and the Fixed Account) based on their respective values in relation to the Contract Value.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal.  There are conditions and limitations, so please contact our Annuity Service Center for more information.  Our contact information is on the cover page of this prospectus.  We neither endorse any investment advisers, nor make any representations as to their qualifications.  The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.  There are limitations on withdrawals from qualified plans.  For more information, please see “TAXES” beginning on page 152 .

Waiver of Withdrawal and Recapture Charges for Certain Emergencies. We will waive the withdrawal charge (withdrawals from the Investment Divisions, the Fixed Account and the GMWB Fixed Account), but not any Excess Interest Adjustment that would otherwise apply in certain circumstances by providing you, at no charge, the following:

●
Terminal Illness Benefit, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions, Fixed Account (subject to certain exclusions) and the GMWB Fixed Account that you withdraw after providing us with a physician’s statement that you have been diagnosed with an illness after the Contract’s issue date that will result in your death within 12 months;

●
Specified Conditions Benefit, under which you may make a one-time withdrawal of up to 25% (for joint Owners, this benefit applies to each of them for 12 1/2%) of your Contract Value from the Investment Divisions, Fixed Account (subject to certain exclusions) and the GMWB Fixed Account with no withdrawal charge or recapture charge after having provided us with a physician’s statement that you have been diagnosed with one of the following conditions after the Contract’s issue date:

	○	Heart attack
	○	Stroke
	○	Coronary artery surgery
	○	Life-threatening cancer
	○	Renal failure or
	○	Alzheimer’s disease; and
●
Extended Care Benefit, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions, Fixed Account (subject to certain exclusions) and the GMWB Fixed Account that you withdraw after providing us with a physician’s statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued.

You may exercise these benefits once under your Contract.

Optional Five-Year Withdrawal Charge Period. If you are 85 years of age or younger, you may elect an endorsement to your Contract that substitutes for the Contract’s usual seven-year withdrawal period a five-year withdrawal period with withdrawal charges in contribution years one through five of 8%, 7%, 6%, 4% and 2%, respectively, and 0% thereafter.  The charge for this optional feature on an annualized basis is 0.30% of average daily net asset value of your allocations to the Investment Divisions.

The charges for the Five-Year Withdrawal Charge Period options continue for as long as one holds the Contract.  The potential benefits of those options normally will persist for no more than four to six years, depending on performance (the greater the performance the less the benefit) and payment patterns (large subsequent payments in relation to the initial payment make the benefits persist for a longer time than for a Contract where only the initial payment is made).  In the case of some surrenders in the third Contract year, the Five-Year Withdrawal Charge Period does not provide a benefit and may even impose a small detriment.

20% Additional Free Withdrawal.  If you elect the 20% Additional Free Withdrawal endorsement, you may withdraw an additional 20% of Premiums that are subject to a withdrawal charge (subject to certain exclusions), minus earnings, during a Contract Year without a withdrawal charge and you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.  This endorsement will replace the 10% Additional Free Withdrawal endorsement.  The 20% Additional Free Withdrawal endorsement is a liquidity feature that provides a benefit if you contemplate or need to take large withdrawals.  The 20% Additional Free Withdrawal endorsement provides extra liquidity in any market environment but, when it is elected in combination with any GMWB, taking full advantage of the endorsement may have an adverse effect on the GMWB if the withdrawal exceeds the GAWA, as a withdrawal in excess of the GAWA may always reduce the GAWA and potentially limit the benefits available.  In fact, any time you use the 20% Additional Free Withdrawal endorsement when the amount of the withdrawal exceeds the GAWA and the Contract Value is less than the GWB, it is disadvantageous.  You may not elect this option if you elect the 3%, 4%, 5%, or 6% Contract Enhancement endorsements.

Guaranteed Minimum Withdrawal Benefit Considerations.  Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their beneficiaries.  The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments.  A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual’s particular needs.  Moreover, the GMWB does not assure that you will receive any return on your investments.  The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation.  Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns.  The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up.  However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

Payments under the GMWB will first be made from your Contract Value.  Our obligations to pay you more than your Contract Value will only arise under limited circumstances.  Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

The Joint For Life GMWB with Bonus and Step-Up, and the Joint For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount endorsements are available only to spouses and differ from the For Life GMWB with Bonus and Step-Up without the Joint Option, and the For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount without the Joint Option endorsements (which are available to spouses and unrelated parties) and enjoy the following advantages:

●
If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective.  (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the “LifeGuard Freedom Flex GMWB With Joint Option” subsection beginning on page 122 , and the For “Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount with the Joint Option” subsection beginning on page 76 .)

●
If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

The Joint For Life GMWBs have a higher charge than the respective For Life GMWBs without the Joint Option.

Additionally, the timing and amounts of withdrawals under a GMWB have a significant impact on the amount and duration of benefits.  The cumulative cost of a GMWB also is greater the longer the duration of ownership.  The closer you are to retirement the more reliably you may be able to forecast your needs to make withdrawals prior to the ages where the amounts of certain benefits (such as a For Life Guarantee (59 1/2) and a GWB Adjustment (70)) are locked-in.  Conversely, forecasts at younger ages may prove less reliable.  You should undertake careful consideration and thorough consultation with your representative or retirement planning agent as to the financial resources and age of the Owner/Annuitant and the value to you of the potentially limited downside protection that a GMWB might provide.

Guaranteed Minimum Withdrawal Benefit Important Special Considerations.  Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin.  The Income Date is either a date that you choose or the Latest Income Date.  For Contracts issued, the Latest Income Date is the Contract Anniversary on or next following the Owner’s 95th birthday under a non-qualified Contract, or such earlier date as required by the applicable qualified plan, law or regulation.  For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 140 .

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you.  Naturally, you should discuss with your Jackson representative whether a GMWB is even suitable for you.  Consultation with your financial and tax advisor is also recommended.

These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date.  Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize.

Please note that withdrawals in excess of certain limits may have a significantly negative impact on the value of your GMWB through prematurely reducing the benefit’s Guaranteed Withdrawal Balance (GWB) and Guaranteed Annual Withdrawal Amount (GAWA) and, therefore, cause your GMWB to prematurely terminate.  Please see “Election” and “Withdrawals” under each GMWB for more information about the GWB and GAWA.  Please see the explanations of withdrawals under each of the following GMWB descriptions for more information concerning the effect of excess withdrawals.

Required Minimum Distributions under Certain Tax Qualified Plans (“RMDs”). The following RMD NOTES contain important information about withdrawals of RMDs from a Contract with a GMWB.  However, for the MarketGuard Stretch GMWB, please refer to the Stretch RMD Notes on page 137 .  For certain tax-qualified Contracts, GMWBs allow withdrawals greater than the Guaranteed Annual Withdrawal Amount (GAWA) to meet a Contract’s RMD without compromising the guarantees. The RMD NOTES describe conditions, limitations and special situations related to withdrawals involving a RMD.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code’s RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e. withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  An RMD exceeding our calculation may also result in an Excess Withdrawal for purposes of your GMWB.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with a GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement’s guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2014 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2013 and 2014 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2013 and $8 in each of the two halves of calendar year 2014 , then at the time the withdrawal in the first half of calendar year 2014 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner’s withdrawals for the 2014 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1943 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

If the Owner delays taking his first RMD (the 2013 RMD) until March 30, 2014 , he may still take the 2014 RMD before the next Contract Year begins, June 30, 2014 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2014 RMD) after June 30, 2014 , he should wait until the next Contract Year begins (that is after June 30, 2015 ) to take his third RMD (the 2015 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that a particular GMWB ultimately suits your needs relative to your RMD.

In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements or whether there are other IRA holdings that can satisfy the aggregate RMD requirements.  With regard to other qualified plans, you must determine what your qualified plan permits.  Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire.  You do not necessarily have to annuitize your Contract to meet the minimum distribution.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the step-ups.

PLEASE NOTE:  EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS CURRENTLY NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract’s accumulation phase (i.e., before the Income Date) until the earlier of:
●	The Owner’s (or any joint Owner’s) death;

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement’s terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners up to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or on any Contract Anniversary; and once added cannot be canceled.  If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary.  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change will result in termination of the GMWB.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit cause the GWB and GAWA to be recalculated.  Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.

The GAWA is determined based on the Owner’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

The GAWA is determined based on the Owner ’ s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you instead added  this GMWB to your Contract post issue on a Contract Anniversary (subject to availability), the GWB was calculated based on Contract Value, which included any previously applied Contract Enhancements, and, as a result, we subtracted any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner’s death, this GMWB might be continued by a spousal Beneficiary.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  Once the GAWA percentage is determined, it will not change.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner’s attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
0 – 74	7%
75 – 79	8%
80 – 84	9%
85+	10%

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you.  You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 147).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  If the GWB falls below the GAWA at the end of a Contract Year, the GAWA will be reset to equal the GWB.  This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted.  The tables below clarify what happens in each instance.  RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract’s RMD without compromising the endorsement’s guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 63 , for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:

	●	The GWB before the withdrawal less the withdrawal; Or

	●	Zero.

The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:

●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

The GAWA is recalculated, equaling:

	●	The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 14 .  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 152 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract -	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.

If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

	●	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or

	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate.  We also reserve the right to refuse subsequent Premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”).  (See Examples 6 and 7 in Appendix D.)

Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a step-up –	The GWB equals Contract Value (subject to a $5 million maximum).

If the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

	●	The GAWA percentage multiplied by the new GWB, Or

	●	The GAWA prior to step-up.

The first opportunity for a step-up is the fifth Contract Anniversary after this GMWB is added to the Contract.  Thereafter, a step-up is allowed at any time, but there must always be at least five years between step-ups.  The GWB can never be more than $5 million with a step-up.  A request for step-up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner’s Death.  The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner’s death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner’s (or oldest joint Owner’s) attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:

	●	The GWB before the payment less the payment; Or

	●	Zero.

The GAWA is recalculated, equaling the lesser of:

	●	The GAWA before the payment; Or

	●	The GWB after the payment.

All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner. If the spouse continues the Contract and this endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner’s (or oldest joint Owner’s) attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB.  Your spouse may elect to step-up on the continuation date.  If the Contract is continued under the Special Spousal Continuation Option (please see “Special Spousal Continuation Option” on page 151 ), the value applicable upon step-up is the Contract Value, including any adjustments applied on the continuation date.  Any subsequent step-up must follow the step-up restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract’s Issue Date).  Upon spousal continuation of a Contract without the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up, if the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-

Up is available at the time, the spouse may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 151 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	The date of the Owner’s death (or the first Owner’s death with joint Owners), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB;
●	The first date both the GWB and the Contract Value equals zero; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

On the Latest Income Date, the Owner may choose the following income option instead of one of the other income options listed in the Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner’s (or oldest joint Owner’s) attained age at the time of election of this option and the GAWA will be equal to the GAWA percentage multiplied by the GWB.  The GAWA percentage will not change after election of this option.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page  62 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”). The following description is supplemented by the examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) which permits an Owner to make partial withdrawals prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your

Contract Value.  This GMWB is available to add to a Contract on the Contract’s Issue Date or on any Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract).  We may further limit the availability of this optional endorsement.  Once selected, the 5% GMWB With Annual Step-Up cannot be canceled.

This GMWB is available to Owners 80 years old and younger on the date on which this endorsement is selected.  If the age at election of the Owner (if Joint Owners, the oldest Joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB Charges will be refunded.  We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code.  In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change will result in termination of the GMWB. Otherwise, changes of Owner are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.

If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your Premium payment net of any applicable taxes, plus any Contract Enhancement, will be used as the basis for determining the GWB.    The 5% GMWB With Annual Step-Up may also be selected after the Issue Date (subject to availability) within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value.    The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below).  Upon selection, the GAWA is equal to 5% of the GWB.  The GAWA will generally not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%.  However, withdrawals are not cumulative.  If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year.  If you withdraw more than 5%, the GWB may be reduced by more than the amount of the withdrawal and the GAWA will likely be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted. If the GWB falls below the GAWA at the time of an Excess Withdrawal (see below) or at the end of a Contract Year, the GAWA will be reset to equal the GWB.  This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted.

Withdrawal charges, asset allocation fees, Contract Enhancement recapture charges, Excess Interest Adjustments and other charges and adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent Premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a Premium payment, the GWB is increased by the amount of the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement.  Also, the GAWA will increase by either (a) 5% of the sum of i) the subsequent Premium payment less any applicable taxes, plus ii) any Contract Enhancement, or (b) 5% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate.  We also reserve the right to refuse subsequent Premium payments.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, as well.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than the GAWA to meet the Contract’s required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement’s guarantees.  Examples 4, 5, and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD Notes” under “Guaranteed Minimum Withdrawal Benefit Important Considerations” on page 63 , for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA or RMD, as applicable, the GWB is equal to the greater of:

●	the GWB prior to the partial withdrawal less the partial withdrawal; or
●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, the GAWA is unchanged at the time of the withdrawal.  At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, the GWB is equal to the greater of:

●
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or
●	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	the total amount of the current partial withdrawal, or
●	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D).  For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, asset allocation fees, recapture charges, Excess Interest Adjustments and other charges and adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, partial 1035 exchanges, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 152 .

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-up. If no withdrawals have been taken from the Contract following the date this GMWB is issued, on each Contract Quarterly Anniversary, if the Contract Value on that date is greater than the GWB, the GWB will be reset to the Contract Value on the Contract Quarterly Anniversary (a “step-up”). After the first withdrawal has been taken from the Contract, step-ups will no longer be determined on Contract Quarterly Anniversaries. Instead, step-ups will be determined on each Contract Anniversary.  If the Contract Value is greater than the GWB on the Contract Anniversary, the GWB will be reset to the Contract Value on the Contract Anniversary.  If the first withdrawal from the Contract is taken on a Contract Quarterly Anniversary that is not a Contract Anniversary, there will be no step-up on that Contract Quarterly Anniversary and the next step-up determination will occur on the next Contract Anniversary.  Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary or Contract Quarterly Anniversary.  While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly

Anniversary following receipt of the request in Good Order within 30 days prior to the Contract Anniversary or Contract Quarterly Anniversary.

Spousal Continuation.  If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract’s death benefit is still payable when the Contract Value is greater than zero.  Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Step-ups will continue as permitted (as described above), and Contract Anniversaries and Contract Quarterly Anniversaries will continue to be based on the original Contract’s Issue Date.  Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination.  The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up.  The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or the death of a joint Owner; on the Latest Income Date; upon the first date both the GWB and Contract Value equal zero; or upon conversion, if available – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value.    Upon your death as Owner, or the death of a joint Owner, all payments cease.  No other death benefit or Earnings Protection Benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.  In addition, no adjustments will be made to the GAWA after election of this option, nor will a commuted value be available.  This income option is only available on your Latest Income Date (see “Income Payments (the Income Phase)”) on page 140 .

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page  62 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”). The following description is supplemented by the examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE:  EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS CURRENTLY NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) which permits an Owner to make partial withdrawals prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value.  This GMWB is available to add to a Contract on the Contract’s Issue Date or on any Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract).  We may further limit the availability of this optional endorsement.  Once selected, the 6% GMWB With Annual Step-Up cannot be canceled.

This GMWB is available to Owners 80 years old and younger on the date on which this endorsement is selected. If the age at election of the Owner (if Joint Owners, the oldest Joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB Charges will be refunded.  We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code.  In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce.  For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change will result in termination of the GMWB. Otherwise, changes of Owner are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.

If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your Premium payment net of any applicable taxes, plus any Contract Enhancement, will be used as the basis for determining the GWB.    The 6% GMWB With Annual Step-Up may also be selected after the Issue Date (subject to availability) within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value.  The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below).  Upon selection, the GAWA is equal to 6% of the GWB.  The GAWA will generally not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%.  However, withdrawals are not cumulative.  If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year.  If you withdraw more than 6%, the GWB may be reduced by more than the amount of the withdrawal and the GAWA will likely be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.  If the GWB falls below the GAWA at the time of an Excess Withdrawal or at the end of a Contract Year, the GAWA will be reset to equal the GWB.  This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted.

Withdrawal charges, asset allocation fees, Contract Enhancement recapture charges, Excess Interest Adjustments and other charges and adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent Premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a Premium payment, the GWB is increased by the amount of the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement.  Also, the GAWA will increase by either (a) 6% of the  sum of i) the subsequent Premium payment less any applicable taxes, plus ii) any Contract Enhancement, or (b) 6% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate.  We also reserve the right to refuse subsequent Premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, as well.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than the GAWA to meet the Contract’s required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement’s guarantees.  Examples 4, 5, and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD Notes” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 63 , for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA or RMD, as applicable, the GWB is equal to the greater of:

●	the GWB prior to the partial withdrawal less the partial withdrawal; or
●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, the GAWA is unchanged at the time of the withdrawal.  At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, the GWB is equal to the greater of:

●
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or
●	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	the total amount of the current partial withdrawal, or
●	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D).  For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, asset allocation fees, recapture charges, Excess Interest Adjustments and other charges and adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, partial 1035 exchanges, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 152 .

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-up. If no withdrawals have been taken from the Contract following the date this GMWB is issued, on each Contract Quarterly Anniversary, if the Contract Value on that date is greater than the GWB, the GWB will be reset to the Contract Value on the Contract Quarterly Anniversary (a “step-up”). After the first withdrawal has been taken from the Contract, step-ups will no longer be determined on Contract Quarterly Anniversaries. Instead, step-ups will be determined on each Contract Anniversary.  If the Contract Value is greater than the GWB on the Contract Anniversary, the GWB will be reset to the Contract Value on the Contract Anniversary.  If the first withdrawal from the Contract is taken on a Contract Quarterly Anniversary that is not a Contract

Anniversary, there will be no step-up on that Contract Quarterly Anniversary and the next step-up determination will occur on the next Contract Anniversary.  Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary or Contract Quarterly Anniversary.  While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 days prior to the Contract Anniversary or Contract Quarterly Anniversary.

Spousal Continuation.  If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract’s death benefit is still payable when the Contract Value is greater than zero.  Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Step-ups will continue as permitted (as described above), and Contract Anniversaries and Contract Quarterly Anniversaries will continue to be based on the original Contract’s Issue Date.  Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination.  The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up.  The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or the death of a joint Owner; on the Latest Income Date; upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value.    Upon your death as Owner, or the death of a joint Owner, all payments cease.  No other death benefit or Earnings Protection Benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.  In addition, no adjustments will be made to the GAWA after election of this option, nor will a commuted value be available.  This income option is only available on your Latest Income Date (see “Income Payments (the Income Phase)”) on page 140 .

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 62  for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets (“Jackson Select Protector GMWB”).

PLEASE NOTE:  EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS CURRENTLY NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options. This benefit may be appropriate for those individuals who are looking for the combination of withdrawal benefit and death benefit available under this GMWB and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

The following description of this GMWB is supplemented by the examples in Appendix E, particularly example 3 for the varying benefit percentage, examples 8 and 9 for the step-ups, and example 14 for transfer of assets.

This GMWB guarantees partial withdrawals during the Contract’s accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner’s life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described elsewhere in this prospectus.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant’s life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective when this GMWB is added to the Contract.
So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.
Or
●
If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals (as explained below).
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement’s terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date or on any Contract Anniversary.  If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary.  The Owner may terminate this GMWB on any Contract Anniversary but a request for termination and any election of a new GMWB, as may be made available, must be received in writing in Good Order within 30 calendar days prior to the Contract Anniversary.  This GMWB may also be terminated by a Beneficiary who is the Owner’s spouse, who, upon the Owner’s death, may elect to continue the Contract without the GMWB.  This GMWB is also not available on a Contract that has another GMWB (only one GMWB per Contract).  Availability of this GMWB may be subject to further limitation.

We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code.  For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change will result in termination of the GMWB. Otherwise, changes of Owner are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.  Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

On the Contract Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus any Contract Enhancement.

Election After Issue, subject to availability −	The GWB equals the Contract Value.
The endorsement will be effective on the Contract Anniversary following receipt of the request in Good Order.

Requests must be received within the 30 calendar days prior to the Contract Anniversary.

The GAWA is determined based on the Owner’s (or oldest joint Owner’s) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date, or the effective date of the endorsement.

Under the calculation of the GWB, Contract Enhancements are reflected in the GWB at issue, and as part of Contract Value after issue.  Potential recapture charges are not reflected either at issue or after issue in the GWB calculation.

The GWB can never be more than $5 million (including upon step-up) and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner’s (or any joint Owner’s) death, the For Life Guarantee is void.  However, this GMWB may be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner’s attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
55 – 74	5%
75 – 84	6%
85+	7%

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you.  You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “ Free Look ” on page 147).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

Withdrawals cause the GWB to be recalculated.  Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect.  If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB.  This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract’s RMD without compromising the endorsement’s guarantees.  Examples 6 , 7 and 9 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 63 , for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:

	●	The GWB before the withdrawal less the withdrawal; Or

	●	Zero.

The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not effective and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 7 in Appendix E).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:

●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

The GAWA is recalculated as follows:

	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

 The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, asset allocation fees, recapture charges and other charges or adjustments.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 152 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus any Contract Enhancement.

If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

	●	The GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, and ii) any Contract Enhancement; Or

	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate.  We also reserve the right to refuse subsequent Premium payments.  The GWB can never be more than $5 million.  See Example 5b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “step-up”).  The manner in which the highest quarterly Contract Value is determined is discussed in detail further below.  (See Examples 8 and 9 in Appendix E.)

With a step-up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).

If the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

	●	The GAWA percentage multiplied by the new GWB, Or

	●	The GAWA prior to step-up.

In addition to the above-described increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal.  Whether there will be any such increase in the GAWA percentage will depend on a value called the Benefit Determination Baseline (BDB).

The initial BDB equals (a) the initial Premium, net of any applicable Premium taxes, plus any Contract Enhancement, if this GMWB is elected at Contract issue or (b) the Contract Value on the Contract Anniversary on which the GMWB is effective, if elected after Contract issue (subject to availability).  In the event that the highest quarterly Contract Value is greater than the BDB on a step-up, the BDB is increased to equal that highest quarterly Contract Value.  Withdrawals do not affect the BDB.  Subsequent Premium payments increase the BDB by the amount of the Premium, net of any applicable Premium taxes, plus any Contract Enhancement.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

Upon step-up, if the highest quarterly Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the attained age of the Owner (or oldest joint Owner).  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a step-up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner’s attained age of 76, resulting in a new GAWA percentage of 6%.

If the highest quarterly Contract Value is not greater than the BDB prior to a step-up, the BDB does not change, and the GAWA percentage also remains unchanged regardless of whether an age band has been crossed.

In addition to any increase in the GWB described above, if the highest quarterly Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner:

●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.

If the GAWA percentage is reset, the GAWA will be set to equal the greater of (a) the new GAWA percentage times the then current GWB (as adjusted by any increase therein that occurs pursuant to the same step-up) or (b) the GAWA as in effect prior to the step-up.

Regardless of when a GMWB is issued, the highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.  When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB’s Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:

	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or

	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:

●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to a maximum charge of 2.34%.  You will be notified of a GMWB Charge increase 45 days prior to the Contract Anniversary and may elect to discontinue the automatic step-ups of the GWB.  Such election must be received in Good Order prior to the Contract Anniversary.  While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA; so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order within 30 calendar days prior to the Contract Anniversary.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum.  Therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum, because automatic step-ups of the BDB would continue to occur if the highest quarterly Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a step-up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of step-up, the highest quarterly Contract Value is $6 million, a step-up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the new GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Select Protector Death Benefit.  Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract’s death benefit payable is guaranteed not to be less than the Select Protector Death Benefit.  On the effective date of this GMWB endorsement, the Select Protector Death Benefit is equal to the GWB.  With each subsequent Premium received after this endorsement is effective, the Select Protector Death Benefit is recalculated to equal the Select Protector Death Benefit prior to the Premium plus the amount of the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5 million.

Partial withdrawals will affect the Select Protector Death Benefit as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The Select Protector Death Benefit is equal to the greater of:

	●	The Select Protector Death Benefit before the withdrawal less the withdrawal; Or

	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The Select Protector Death Benefit is equal to the greater of:

	●	The Select Protector Death Benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

The Select Protector Death Benefit is not adjusted upon step-up.  The Select Protector Death Benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract’s basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Quarterly Anniversary Value Death Benefit, etc.).  The Select Protector Death Benefit will also terminate and will not be included in any applicable continuation adjustment (the amount by which the death benefit that would have been payable exceeds the Contract Value) should this GMWB be continued through Spousal Continuation of a Contract.

Transfer of Assets.  This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Option and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix F.  The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB’s guarantees.  By electing this GMWB, you are giving control to us of almost all or a portion of your Contract Value.  By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/1-year Fixed Account Option and the GMWB Fixed Account.  Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value. Please be aware that the 3, 5 and 7-year Fixed Account Options are not available on Contracts that elect this benefit.  Transfers to the GMWB Fixed Account from the 1-year Fixed Account Option are not subject to an Excess Interest Adjustment.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Option will occur when your Contract Value declines due to withdrawals or negative investment returns.  However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix F for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB’s benefits).  In other words, any increase in the GAWA (due to, for example, a Premium payment or a step-up) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Option.

For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000.  Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor.  Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary.  Generally, if the ratio is lower than 77%, funds will be transferred from the GMWB Fixed Account.  If the ratio is more than 83%, then funds are transferred to the GMWB Fixed Account.

In this example, the ratio is 91.56%, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000).  Since the ratio is more than the 83%, funds are transferred to the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%).  Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800 [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - .80)] (so the lesser of the two) and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer.  That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the

Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account.  After the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

If any transfer indicated by the above procedure would result in the GMWB Fixed Account Value exceeding 90% of the Contract Value, then the actual transfer will be such that exactly 90% of the Contract Value is allocated to the GMWB Fixed Account.  Otherwise, the indicated transfer will be the actual transfer.  For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 14 in Appendix E.  Please also see the Transfer of Assets Methodology in Appendix F, which contains the non-discretionary formulas.

Converse to the above example, automatic transfers from the GMWB Fixed Account into your elected Investment Divisions/Fixed Account Option will occur when you experience sufficient positive investment returns such that your Contract Value increases sufficiently relative to the Liability amount.  Using the formulas in the above example, this would occur when the calculated ratio is less than 77%.  For an example using assumptions that result in a ratio less than 77%, please see Example 14b in Appendix E.

By electing this GMWB, it is possible that a significant amount of your Contract Value – possibly 90% of your entire Contract Value – may be transferred to the GMWB Fixed Account.  It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Option.  If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any step-ups and increases in your GAWA.  If you are uncomfortable with the possibility of some or almost all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Option according to your most recent allocation instructions on file with us.  The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year.  No adjustment will be made to the GWB, GAWA, BDB, or Select Protector Death Benefit as a result of these transfers.  You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change.  However, we reserve the right to change the formulas for Contracts issued in the future.

Guaranteed Minimum Withdrawal Benefit Fixed Account.  A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas.  You may not allocate additional monies to the GMWB Fixed Account.  The Contract Value in the GMWB Fixed Account is credited with a specific interest rate.  The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year.  GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared.  The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than the Fixed Account minimum interest rate applicable to the Contract, as discussed under “THE FIXED ACCOUNT AND THE GMWB FIXED ACCOUNT” beginning on page 14 .  Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state.  Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract’s provisions.  The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account.  There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account.  Transfers to and from the GMWB Fixed Account are automatic; you may not choose to transfer amounts to and from the GMWB Fixed Account.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner’s (or oldest joint Owner’s) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:

	●	The GWB before the payment less the payment; Or

	●	Zero.

The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent Premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Select Protector Death Benefit and the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner’s death (or the first Owner’s death with joint Owners), the Beneficiary who is the Owner’s spouse may elect to:

●
Continue the Contract with this GMWB – so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary’s election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner’s death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The Select Protector Death Benefit is void and will not be included in the continuation adjustment.
	○	Step-ups will continue as permitted in accordance with the step-up rules above.
	○	Contract Anniversaries will continue to be based on the Contract’s Issue Date.
	○	The Liability factors for the transfer of assets formulas (see Appendix F) will continue to be based on the original Owner’s (or oldest joint Owner’s) attained age (as if that person had survived).
	○	If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner’s (or oldest joint Owner’s) attained age at the time of death.
○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to the “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

	○	The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary.

●	Continue the Contract without this GMWB (GMWB is terminated). Thereafter, no GMWB charge will be assessed.
	○	The Select Protector Death Benefit will be included in the calculation of the Continuation Adjustment.
	○	The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Option based on the current Premium allocation for the Contract.

●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary’s eligibility – if the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 151 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Contract Anniversary following the Company’s receipt of the Owner’s written request for termination in Good Order if the request is made within 30 calendar days prior to the Contract Anniversary;
●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner’s death (or the first Owner’s death with joint Owners), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Option based on the current Premium allocation for the Contract.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of the joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner’s death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner’s (or oldest joint Owner’s) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 63 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”).

This Guaranteed Minimum Withdrawal Benefit (GMWB) guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options, subject to the conditions described below.  This benefit may be appropriate for those individuals who are looking for a number of features, within a GMWB, that may offer a higher level of guarantee and who are seeking greater access to earnings to provide more income when the Contract performs well, without negatively impacting the guarantees.  By allowing the Owner to add earnings to the amount of otherwise permissible withdrawals, referred to below as the Earnings-Sensitive Adjustment, he or she has the potential to take greater withdrawals and to receive the same after-tax withdrawal amount every Contract Year (assuming a 40% tax rate).

The following descriptions of this GMWB’s features are supplemented by a basic example below and the examples in Appendix G under section “I. LifeGuard Freedom 6 Net”.  The guarantees of this GMWB are subject to the endorsement’s terms, conditions, and limitations that are explained below.  Please consult the representative who is helping you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB guarantees withdrawals during the Contract’s accumulation phase (i.e., before the Income Date), subject to the following:

●	This guarantee lasts for the duration of the Owner’s life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the single Owner or the first Owner to die if there are joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant’s life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement’s effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero. (Please see the “Contract Value is Zero” subsection below to understand what happens when the Contract Value is reduced to zero.)  Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.  Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

●
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of death of the Owner (or any joint Owner) or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the Owner’s death, a spousal Beneficiary may continue this GMWB endorsement under spousal continuation.  In that event, the GWB is payable until depleted.  (Please see the “Spousal Continuation” subsection below for more information.)  If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the Owner’s death may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) or, for certain tax-qualified Contracts, the required minimum distribution (RMD), plus the Earnings-Sensitive Adjustments during a Contract Year, if any.  Please see “Withdrawals” below for more information about the GAWA and Earnings-Sensitive Adjustments.  The withdrawals that exceed the limit are referred to as “Excess Withdrawals”, as further described below, while those that do not exceed the limit are referred to as “permissible withdrawals” or “permissible amounts.”

This GMWB is available to Owners 35 to 80 years old (45 to 80 years old for GMWBs issued before December 12, 2011) (proof of age is required); may be added to a Contract on the Issue Date or on any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner’s spouse, who, upon the Owner’s death, may elect to continue the Contract without the GMWB.  If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary.   We allow ownership changes of a Contract with this GMWB (i) from an individual Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant.  However, we do not allow these Ownership changes if they are a taxable event under the Code.  In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce.  For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change will result in termination of the GMWB.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued between April 30, 2012 and April 29, 2013 ) any Contract Enhancement.

The GAWA is determined based on the Owner’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value, minus (for endorsements issued before April 30, 2012 and on or after April 29, 2013 ) any recapture charges that would be assess on a full withdrawal.

The GAWA is determined based on the Owner’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal.  See the GAWA percentage table below.

For endorsements issued before April 30, 2012 and on or after April 29, 2013 , Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB.   On Contracts with a Contract Enhancement, t he result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  For endorsements issued between April 30, 2012 and April 29, 2013 , please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time.  (See E xample s 1 and 2 in Appendix G under section “I.  LifeGuard Freedom 6 Net”.)

The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner’s attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

You may elect an Optional Income Upgrade Table for an additional charge (see “ For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Charge ” beginning on page 42 ).  The Optional Income Upgrade Table provides higher GAWA percentages for each age group as reflected in the tables below.

The GAWA percentage s for each age group , depending on whether you elected the Optional Income Upgrade Table, are as follows :

Ages	Base GAWA% Table (Endorsements issued on or after April 29, 2013)	Optional Income Upgrade Table (Endorsements issued on or after April 29, 2013)
35 – 64	3.75%	4.00%
65 – 74	4.75%	5.00%
75 – 80	5.25%	5.50%
81+	5.75%	6.00%

If your endorsement was issued before April 29, 2013 , different GAWA percentages than those reflected in the above tables may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Annuity Service Center. Our contact information is on the first page of the prospectus.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements.  We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at our Annuity Service Center for more information.  Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you.  You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “ Free Look ” on page 156).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for this

GMWB will not be greater than the maximum annual charge shown in the charge tables, which in no event exceeds 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “ Contract Charges ” beginning on page 33. Also, please see the “ Optional Endorsements ”   table under the “ FEES AND EXPENSES TABLES ” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the above table.  If we offer the Optional GAWA% table, the notice of change in the form of a prospectus update, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

Withdrawals cause the GWB to be recalculated.  Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or, for certain tax-qualified Contracts only, the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.  In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect.  If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB.  This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance.  (Example 14 in Appendix G under section “I. LifeGuard Freedom 6 Net” demonstrates how withdrawals affect this GMWB’s guaranteed values).  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

(RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.  For certain tax-qualified Contracts, this GMWB allows withdrawals greater than the GAWA plus the Earnings-Sensitive Adjustments during that Contract Year, if any, to meet the Contract’s RMD (when the RMD is higher than the GAWA) without compromising the endorsement’s guarantees. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 63 , for more information.)

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, plus the Earnings- Sensitive Adjustments during that Contract Year, if any –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.  The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 14c in Appendix G under section “I. LifeGuard Freedom 6 Net”).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the withdrawal, first reduced dollar-for-dollar for any portion of the withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current withdrawal, or

●
The amount by which the cumulative withdrawals for the current Contract Year (including the current withdrawal) exceeds the greater of the GAWA or the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.

How the Earnings-Sensitive Adjustment works:  As previously stated, the Earnings-Sensitive Adjustment is an amount that the Owner may be allowed to withdraw each Contract Year in addition to the GAWA while keeping the guarantees of this GMWB fully effective.  An Earnings-Sensitive Adjustment calculation is done for each withdrawal taken and the amount, if any, depends on the withdrawal amount and the GMWB Earnings at the time of the withdrawal.  A withdrawal under the Contract that includes an Earnings-Sensitive Adjustment will reduce Contract Value and other values in the same manner as any other withdrawal.
When determining the amount of permissible withdrawals, the formula for this GMWB takes into account two additional factors in computing the Earnings-Sensitive Adjustment (the additional permissible amount attributable to earnings) after all the other standard values such as the GAWA and GWB used in all GMWB endorsements are determined.  The Guaranteed Withdrawal Balance Adjustment is also determined in the same manner without any special computational factors.  Thus, this GMWB is similar to all other GMWBs except with regard to calculating the amount of permissible withdrawals.

The first concept used is the Maximum Eligible Withdrawal Amount Remaining (MEWAR), which is the maximum withdrawal amount (before the application of any Earnings-Sensitive Adjustment) that is eligible for the Earnings-Sensitive Adjustment at a given time.  At any time, the MEWAR is the greater of:

1.	Zero; or
2.	The amount equal to:
a.	the amount of previous Earnings-Sensitive Adjustments in the current Contract Year; plus,
b.	the greater of the GAWA or the RMD; less
c.	all withdrawals previously made in the current Contract Year, including Earnings-Sensitive Adjustments.

The second concept relates to determining what the eligible earnings (GMWB Earnings) were. This involves a calculation that provides that at any time, GMWB Earnings are the greater of:

1.	Zero; or
2.	The Contract Value minus the GMWB Earnings Determination Baseline.

The GMWB Earnings Determination Baseline is determined as follows:  The GMWB Earnings Determination Baseline is equal to the Premium, net of any applicable Premium taxes, if elected at issue, or Contract Value less any recapture charges that would be assessed on a full withdrawal, if elected on a Contract Anniversary (subject to availability).

With each subsequent Premium received after the Contract Issue Date, the GMWB Earnings Determination Baseline is recalculated to equal the GMWB Earnings Determination Baseline prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes.

With each withdrawal, the GMWB Earnings Determination Baseline is recalculated to equal the greater of:

1.	Zero; or
2.	GMWB Earnings Determination Baseline prior to the withdrawal less the greater of:

a. the withdrawal amount less the GMWB Earnings at the time of the withdrawal; or
b. zero.

In determining the GMWB Earnings and the GMWB Earnings Determination Baseline, the formulas utilize the greater of zero, which serves to limit negative earnings results from affecting the calculations.

Withdrawals exceeding the permissible amount do not invalidate the For Life Guarantee if the Contract Value remains greater than zero, but cause the GWB and GAWA to be recalculated.

Earnings-Sensitive Adjustment as applied:

If the For Life Guarantee is in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of the withdrawal; or
2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment.

If the For Life Guarantee is not in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of withdrawal;
2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment; or
3.	The greater of:
a.	zero; or
b.	the GWB less the MEWAR.

Example:  For an example of a contract that makes basic simple assumptions to show how this Earnings-Sensitive Adjustment provision and its various components (i.e., GMWB Earnings, MEWAR, GMWB Earnings Determination Baseline, etc.) work, assume that you request the maximum permissible withdrawal, including an Earnings Sensitive Adjustment, if any.  At the time of your withdrawal request, also assume that:

• You are age 65	• You have a non-qualified Contract (so there is no applicable RMD)
• Your initial Premium payment was $100,000	• You have not made any additional Premium payments or any
• The For Life Guarantee is in effect	withdrawals in the prior Contract Years or the current Contract Year
• Your GWB is $100,000	• Your GAWA percentage is 5%
• Your GAWA is $5,000	• Your Contract Value is $108,000

Your GMWB Earnings Determination Baseline prior to the withdrawal is equal to your initial sole Premium payment of  $100,000.  Since you have not taken other withdrawals and, therefore, there have been no previous Earnings-Sensitive Adjustments during the current Contract Year, the MEWAR is $5,000 (which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year ($0) plus the GAWA ($5,000) less all partial withdrawals thus far in the current Contract year ($0)) ($0 + $5,000 - $0 = $5,000).  As there have been no previous withdrawals taken in the current Contract Year, the MEWAR in this example equals the GAWA.

Your GMWB Earnings in this example are equal to $8,000, which is the greater of: zero, or your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000).  The Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two amounts: $3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200); and $3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).  The total withdrawal amount requested in this example, therefore, is $8,200, which is the GAWA plus the Earnings-Sensitive Adjustment ($5,000 + $3,200 = $8,200).

Going forward adjustments are made to your various GMWB values and demonstrated by using the same assumptions as this example. Your Contract Value after the withdrawal is equal to $99,800, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $8,200 = $99,800).  Your GMWB Earnings Determination Baseline after the withdrawal is also equal to $99,800, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the greater of: the withdrawal amount in excess of the GMWB Earnings ($8,200 - $8,000 = $200), or zero.  Your MEWAR after the withdrawal is equal to $0, which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $8,200 = 0).  Your GWB after the withdrawal is equal to $91,800, which is the GWB before the withdrawal less the total withdrawal ($100,000 - $8,200 = $91,800). Since the total withdrawals for the year do not exceed the GAWA ($5,000) plus the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200), no proportional reduction applies to your GWB for this withdrawal.  In addition, since the total withdrawals for the year do not exceed the GAWA ($5,000) plus the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200), your GAWA is unchanged after the withdrawal.

For more examples showing how the Earnings-Sensitive Adjustment provision works, including an example involving an Excess Withdrawal, please see Example 14 in Appendix G under section “I. LifeGuard Freedom 6 Net”.

More on Withdrawals:  Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 14 .  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 152 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or Excess Withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.   Tax-qualified plan Contract owners should consider the impact of Required Minimum Distributions on this benefit since any withdrawal from the Contract will void the GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner’s (or oldest joint Owner’s) 70th birthday, Or

●	The 12 th Contract Anniversary (10 th Contract Anniversary for endorsements issued before April 29, 2013 ) following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued between April 30, 2012 and April 29, 2013 ) any Contract Enhancement, subject to a maximum of $5,000,000.  (See Examples 4 and 5 in Appendix G under section “I. LifeGuard Freedom 6 Net”.)

●
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued between April 30, 2012 and April 29, 2013 ) any Contract Enhancement, subject to a maximum of $5,000,000.  (See Examples 4 and 5 in Appendix G under section “I. LifeGuard Freedom 6 Net”.)

If no withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base, the GMWB Earnings Determination Baseline or the Benefit Determination Baseline (explained below under “Step-up”).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 13 in Appendix G under section “I. LifeGuard Freedom 6 Net” for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –
The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued between April 30, 2012 and April 29, 2013 ) any Contract Enhancement.

If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
●
The GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, and ii) (for endorsements issued between April 30, 2012 and April 29, 2013 ) any Contract Enhancement; Or

	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate.  We also reserve the right to refuse subsequent Premium payments.  The GWB can never be more than $5 million.  See Examples 4b and 5b in Appendix G under section “I. LifeGuard Freedom 6 Net” to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “step-up”). (See Examples 8 and 9 in Appendix G under section “I. LifeGuard Freedom 6 Net”.)

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB).  If elected at issue, the BDB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued between April 30, 2012 and April 29, 2013 ) any Contract Enhancements.  If elected after issue (subject to availability), the BDB equals Contract Value less (for endorsements issued before April 30, 2012 and on or after April 29, 2013 ) any recapture charges that would be assessed on a full withdrawal.

Upon step-up, if the Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner’s attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 4.75% (5.00% with the Optional Income Upgrade) .  Also assume that, when the Owner is age 76, a step-up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner’s attained age of 76, resulting in a new GAWA percentage of 5.25% (5.50% with the Optional Income Upgrade) .

Upon step-up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued between April 30, 2012 and April 29, 2013 ) any Contract Enhancement.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary (5th Contract Anniversary for endorsements issued before April 30, 2012) following the effective date of this GMWB, the GMWB charge may be increased, subject to the applicable maximum annual charge. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a step-up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of step-up, the Contract Value is $6 million, a step-up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner’s Death.  The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner’s death with joint Owners) while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  The For Life Guarantee will remain in effect if the Contract Value is reduced to zero by adverse investment performance or permissible withdrawals, but will terminate if reduced to zero by an Excess Withdrawal.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner’s (or oldest joint Owner’s) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent Premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner’s death (or the first Owner’s death with joint Owners), the Beneficiary who is the Owner’s spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary’s election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner’s death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GWB adjustment provision is void.
	○	Step-ups will continue as permitted in accordance with the step-up rules above.
	○	Contract Anniversaries will continue to be based on the Contract’s Issue Date.
○
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner’s (or oldest joint Owner’s) attained age on the continuation date.  The GAWA percentage will not change on future step-ups, even if the Contract Value exceeds the BDB.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary’s eligibility – if the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 151 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);

●	The date of the Owner’s death (or the first Owner’s death with joint Owners), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner’s death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner’s (or oldest joint Owner’s) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page  62 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix G, particularly example 10 under section “I. LifeGuard Freedom 6 Net”.  The box below has more information about the bonus, including:

●	How the bonus is calculated;

●	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the Earnings-Sensitive Adjustments during that Contract Year plus the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●
With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes, plus (for endorsements issued between April 30, 2012 and April 29, 2013 ) any Contract Enhancement.

●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday.  (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2013 .  At that time, the bonus period is scheduled to expire on December 1, 2023 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2016 ), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2026 .  Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2028 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2028 , and would be scheduled to expire on December 1, 2038 .  (Please also see Examples 8 and 9 in Appendix G under section “I.  LifeGuard Freedom 6 Net” for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract’s Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”).

PLEASE NOTE:  EFFECTIVE OCTOBER 15, 2012, THIS ENDORSEMENT IS CURRENTLY NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This Guaranteed Minimum Withdrawal Benefit (GMWB) guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner and the Owner’s spouse regardless of the performance of the underlying investment options, subject to the conditions described below.  This benefit may be appropriate for those individuals who are looking for a number of features, within a GMWB, that may offer a higher level of guarantee and who are seeking greater access to earnings to provide more income when the Contract performs well, without negatively impacting the guarantees.  By allowing the Owner and the Owner’s spouse to add earnings to the amount of otherwise permissible withdrawals, referred to below as the Earnings-Sensitive Adjustment, he or she has the potential to take greater withdrawals and to receive the same after-tax withdrawal amount every Contract Year (assuming a 40% tax rate).

The following descriptions of this GMWB’s features are supplemented by a basic example below and the examples in Appendix G under section “I. LifeGuard Freedom 6 Net”.  The guarantees of this GMWB are subject to the endorsement’s terms, conditions, and limitations that are explained below.  Please consult the representative who is helping you purchase your Contract to be sure that this GMWB ultimately suits your needs.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed (except in the limited circumstances discussed below), and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant’s life who dies last.  We will allow changes (a) from joint individual ownership of non-qualified Contracts to ownership by the types of legal entities that we permit or (b) changes of ownership from such a legal entity to the Annuitants or to another such legal entity; however, we do not allow these ownership changes if they are a taxable event under the Code, and no changes of Annuitant subsequent to any such change are allowed.  For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change, will result in termination of the GMWB.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce.  In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

This GMWB is also available on a limited basis under Qualified Custodial Account Contracts, pursuant to which the Annuitant and a Contingent Annuitant named at election of the GMWB must be spouses and will be the Covered Lives.  The only changes in these arrangements that we permit are that (i) the custodial owner may be changed or (ii) the ownership of the Contract may be transferred to the Annuitant if, at the same time as that transfer, the Contingent Annuitant is designated as the primary (spousal) Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees withdrawals during the Contract’s accumulation phase (i.e., before the Income Date), subject to the following:

●	This guarantee lasts for the duration of the life of the last surviving Covered Life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2.  If the youngest Covered Life is 59 1/2 years old or older on the endorsement’s effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero.  (Please see the “Contract Value is Zero” subsection below to understand what happens when the Contract Value is reduced to zero.)  Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.  Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

●
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of the death of the last surviving Covered Life or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the last surviving Covered Life’s death, a spousal Beneficiary who is not a Covered Life may continue this GMWB endorsement under spousal continuation.  In that event, the GWB is payable until depleted.  (Please see the “Spousal Continuation” subsection below for more information.)  If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the death of the last surviving Covered Life may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) or, for certain tax-qualified Contracts, the required minimum distribution (RMD), plus the Earnings-Sensitive Adjustments during a Contract Year, if any.  Please see “Withdrawals” below for more information about the GAWA and Earnings-Sensitive Adjustments.  The withdrawals that exceed the limit are referred to as “Excess Withdrawals”, as further described below, while those that do not exceed the limit are referred to as “permissible withdrawals” or “permissible amounts.”

This GMWB is available to Covered Lives 35 to 80 years old (45 to 80 years old for GMWBs issued before December 12, 2011) (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary, and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner’s death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.  If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract).

Availability of this GMWB may be subject to further limitation.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012) any Contract Enhancement.

The GAWA is determined based on the youngest Covered Life’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value, minus (for endorsements issued before April 30, 2012) any recapture charges that would be assessed on a full withdrawal.

The GAWA is determined based on the youngest Covered Life’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal.  See the GAWA percentage table below.

For endorsements issued before April 30, 2012, Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB.  The result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  For endorsements issued on or after April 30, 2012, please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time.  (See Example s 1 and 2 in Appendix G under section “I.  LifeGuard Freedom 6 Net”.)

The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner’s death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life’s attained age at the time of the first withdrawal.  (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

The GAWA percentage s for each age group , depending on whether you elected the Optional Income Upgrade Table, are as follows :

For Endorsements Issued On Or After September 10, 2012:

Ages	Base GAWA% Table	Optional Income Upgrade Table
35 – 64	3.75%	4.00%
65 – 74	4.75%	5.00%
75 – 80	5.75%	6.00%
81+	6.75%	7.00%

If your endorsement was issued before September 10, 2012 , different GAWA percentages than those reflected in the above tables may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Annuity Service Center. Our contact information is on the first page of the prospectus.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements.  We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at our Annuity Service Center for more information.  Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:

1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you.  You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “ Free Look ” on page 156).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for this GMWB will not be greater than the maximum  annual charge shown in the charge tables, which in no event exceeds 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “ Contract Charges ” beginning on page 34. Also, please see the “ Optional Endorsements ”   table under the “ FEES AND EXPENSES TABLES ” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the above table.  If we offer the Optional GAWA% table, the notice of change in the form of a prospectus update, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

Withdrawals cause the GWB to be recalculated.  Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or, for certain tax-qualified Contracts only, the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.  In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect.  If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB.  This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance.  (Example 14 in Appendix G under section “I. LifeGuard Freedom 6 Net” demonstrates how withdrawals affect this GMWB’s guaranteed values).  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

(RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.  For certain tax-qualified Contracts, this GMWB allows withdrawals greater than the GAWA plus the Earnings-Sensitive Adjustments during that Contract Year, if any, to meet the Contract’s RMD (when the RMD is higher than the GAWA) without compromising the endorsement’s guarantees.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 63 , for more information.)

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any –
The GWB is recalculated, equaling the greater of:
●	The GWB before the withdrawal less the withdrawal; Or
●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.  The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 14c in Appendix G under section “I. LifeGuard Freedom 6 Net”).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, plus the

Earnings-Sensitive Adjustments, if any in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the withdrawal, first reduced dollar-for-dollar for any portion of the withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current withdrawal, or

●
The amount by which the cumulative withdrawals for the current Contract Year (including the current withdrawal) exceeds the greater of the GAWA or the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.

How the Earnings-Sensitive Adjustment works:  As previously stated, the Earnings-Sensitive Adjustment is an amount that the Owner may be allowed to withdraw each Contract Year in addition to the GAWA while keeping the guarantees of this GMWB fully effective.  An Earnings-Sensitive Adjustment calculation is done for each withdrawal taken and the amount, if any, depends on the withdrawal amount and the GMWB Earnings at the time of the withdrawal.  A withdrawal under the Contract that includes an Earnings-Sensitive Adjustment will reduce Contract Value and other values in the same manner as any other withdrawal.

When determining the amount of permissible withdrawals, the formula for this GMWB takes into account two additional factors in computing the Earnings-Sensitive Adjustment (the additional permissible amount attributable to earnings) after all the other standard values such as the GAWA and GWB used in all GMWB endorsements are determined.  The Guaranteed Withdrawal Balance Adjustment is also determined in the same manner without any special computational factors.  Thus, this GMWB is similar to all other GMWBs except with regard to calculating the amount of permissible withdrawals.

The first concept used is the Maximum Eligible Withdrawal Amount Remaining (MEWAR), which is the maximum withdrawal amount (before the application of any Earnings-Sensitive Adjustment) that is eligible for the Earnings-Sensitive Adjustment at a given time.  At any time, the MEWAR is the greater of:

1.	Zero; or
2.	The amount equal to:
a.	the amount of previous Earnings-Sensitive Adjustments in the current Contract Year; plus,
b.	the greater of the GAWA or the RMD; less
c.	all withdrawals previously made in the current Contract Year, including Earnings-Sensitive Adjustments.

The second concept relates to determining what the eligible earnings (GMWB Earnings) were. This involves a calculation that provides that at any time, GMWB Earnings are the greater of:

1.	Zero; or
2.	The Contract Value minus the GMWB Earnings Determination Baseline.

The GMWB Earnings Determination Baseline is determined as follows:  The GMWB Earnings Determination Baseline is equal to the Premium, net of any applicable Premium taxes, if elected at issue, or Contract Value less any recapture charges that would be assessed on a full withdrawal, if elected on a Contract Anniversary (subject to availability).

With each subsequent Premium received after the Contract Issue Date, the GMWB Earnings Determination Baseline is recalculated to equal the GMWB Earnings Determination Baseline prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes.

With each withdrawal, the GMWB Earnings Determination Baseline is recalculated to equal the greater of:

1.	Zero; or
2.	GMWB Earnings Determination Baseline prior to the withdrawal less the greater of:
	a.	the withdrawal amount less the GMWB Earnings at the time of the withdrawal; or
	b.	zero.

In determining the GMWB Earnings and the GMWB Earnings Determination Baseline, the formulas utilize the greater of zero, which serves to limit negative earnings results from affecting the calculations.

Withdrawals exceeding the permissible amount do not invalidate the For Life Guarantee if the Contract Value remains greater than zero, but cause the GWB and GAWA to be recalculated.

Earnings-Sensitive Adjustment as applied:

If the For Life Guarantee is in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of the withdrawal; or
2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment.

If the For Life Guarantee is not in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of withdrawal;
2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment; or
3.	The greater of:
	a.	zero; or
	b.	the GWB less the MEWAR.

Example:  For an example of a contract that makes basic simple assumptions to show how this Earnings-Sensitive Adjustment provision and its various components (i.e., GMWB Earnings, MEWAR, GMWB Earnings Determination Baseline, etc.) work, assume that you request the maximum permissible withdrawal, including an Earnings Sensitive Adjustment, if any.  At the time of your withdrawal request, also assume that:

• You and your spouse are age 65	• You have a non-qualified Contract (so there is no applicable RMD)
• Your initial Premium payment was $100,000	• You have not made any additional Premium payments or any
• The For Life Guarantee is in effect	withdrawals in the prior Contract Years or the current Contract Year
• Your GWB is $100,000	• Your GAWA percentage is 5%
• Your GAWA is $5,000	• Your Contract Value is $108,000

Your GMWB Earnings Determination Baseline prior to the withdrawal is equal to your initial sole Premium payment of  $100,000.  Since you have not taken other withdrawals and, therefore, there have been no previous Earnings-Sensitive Adjustments during the current Contract Year, the MEWAR is $5,000 (which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year ($0) plus the GAWA ($5,000) less all partial withdrawals thus far in the current Contract year ($0)) ($0 + $5,000 - $0 = $5,000).  As there have been no previous withdrawals taken in the current Contract Year, the MEWAR in this example equals the GAWA.

Your GMWB Earnings in this example are equal to $8,000, which is the greater of: zero, or your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000).  The Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two amounts: $3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200); and $3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).  The total withdrawal amount requested in this example, therefore, is $8,200, which is the MEWAR plus the Earnings-Sensitive Adjustment ($5,000 + $3,200 = $8,200).

Going forward adjustments are made to your various GMWB values and demonstrated by using the same assumptions as this example. Your Contract Value after the withdrawal is equal to $99,800, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $8,200 = $99,800).  Your GMWB Earnings Determination Baseline after the withdrawal is also equal to $99,800, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the greater of: the withdrawal amount in excess of the GMWB Earnings ($8,200 - $8,000 = $200), or zero.  Your MEWAR after the withdrawal is equal to $0, which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $8,200 = 0).  Your GWB after the withdrawal is equal to $91,800, which is the GWB before the withdrawal less the total withdrawal ($100,000 - $8,200 = $91,800).

Since the total withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.  In addition, since the total withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

For more examples showing how the Earnings-Sensitive Adjustment provision works, including an example involving an Excess Withdrawal, please see Example 14 in Appendix G under section “I. LifeGuard Freedom 6 Net”.

More on Withdrawals:  Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 14 .  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 152 .

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.   Tax-qualified plan Contract owners should consider the impact of Required Minimum Distributions on this benefit since any withdrawal from the Contract will void the GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life’s 70th birthday, Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012) any Contract Enhancement, subject to a maximum of $5,000,000.  (See Examples 4 and 5 in Appendix G under section “I. LifeGuard Freedom 6 Net”.)

●
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012) any Contract Enhancement, subject to a maximum of $5,000,000.  (See Examples 4 and 5 in Appendix G under section “I. LifeGuard Freedom 6 Net”.)

If no withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base, the GMWB Earnings Determination Baseline or the Benefit Determination Baseline (explained below under “Step-up”).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 13 in Appendix G under section “I. LifeGuard Freedom 6 Net” for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012) any Contract Enhancement.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
●
The GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, plus ii) (for endorsements issued on or after April 30, 2012) any Contract Enhancement; Or

● The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate.  We also reserve the right to refuse subsequent Premium payments.  The GWB can never be more than $5 million.  See Examples 4b and 5b in Appendix G under section “I. LifeGuard Freedom 6 Net” to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “step-up”).  (See Examples 8 and 9 in Appendix G under section “I. LifeGuard Freedom 6 Net”.)

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB).  If elected at issue, the BDB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012) any Contract Enhancements.  If elected after issue (subject to availability), the BDB equals Contract Value less (for endorsements issued before April 30, 2012) any recapture charges that would be assessed on a full withdrawal.

Upon step-up, if the Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life’s attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 4.75% (5.00% with the Optional Income Upgrade) .  Also assume that, when the youngest Covered Life is age 76, a step-up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life’s attained age of 76, resulting in a new GAWA percentage of 5.75% (6.00% with the Optional Income Upgrade) .

Upon step-up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012) any Contract Enhancement.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary (5th Contract Anniversary for endorsements issued before April 30, 2012) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 3.00%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a step-up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a step-up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of step-up, the Contract Value is $6 million, a step-up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner’s Death.  The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.  Please see the information beginning on page  98 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting this Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount benefit.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  The For Life Guarantee will remain in effect if the Contract Value is reduced to zero by adverse investment performance or permissible withdrawals, but will terminate if reduced to zero by an Excess Withdrawal.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life’s attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under the Contract cease.  No subsequent Premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner’s (or either joint Owner’s) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary’s election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above.  The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life’s attained age, as applicable.

If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

○
Step-ups will continue as permitted in accordance with the step-up rules above.

New GAWA percentages will continue to be determined in accordance with the step-up rules above if the continuing spouse is a Covered Life.  No such new GAWA percentages will be determined subsequent to continuation by a spouse who is not a Covered Life.

	○	Contract Anniversaries will continue to be based on the Contract’s Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life’s attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life’s attained age on the continuation date.  The GAWA percentage will not change on future step-ups.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 151 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life’s attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page  62 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix G under section “I. LifeGuard Freedom 6 Net”, particularly example 10.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the Earnings-Sensitive Adjustments during that Contract Year plus the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●
With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012) any Contract Enhancement.

●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.

●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period.  The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the youngest Covered Life’s 80th birthday.  (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2013 .  At that time, the bonus period is scheduled to expire on December 1, 2023 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2016 ), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2026 .  Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2028 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2028 , and would be scheduled to expire on December 1, 2038 .  (Please also see Examples 8 and 9 in Appendix G under section “I.  LifeGuard Freedom 6 Net” for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract’s Issue Date.

Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups, and Guaranteed Death Benefit (“LifeGuard Freedom Flex GMWB” and “LifeGuard Freedom Flex with Joint Option GMWB”).

PLEASE NOTE:  THE JOINT OPTION AND QUARTERLY STEP-UPS ARE NO LONGER AVAILABLE TO ADD TO A CONTRACT.

These are Guaranteed Minimum Withdrawal Benefits (GMWBs) that guarantee the withdrawal of minimum annual amounts for the duration of the life of the Owner (or, in the case of joint Owners, until the death of any joint Owner) and, if for two Covered Lives,* until the death of the Owner and the Owner’s spouse.  The amount of withdrawals that you can make will depend on how you combine the many optional features under these GMWBs, but we guarantee the minimum annual withdrawal amount regardless of the performance of the underlying investment options.

* LifeGuard Freedom Flex GMWB with Joint Option provides for coverage for the life of the Owner and Owner’s spouse (“Covered Lives”).  In the case of tax-qualified Contracts owned by a natural person, the Owner and the primary spousal Beneficiary named as of the effective date of this endorsement will each be considered a Covered Life. On non-qualified LifeGuard Freedom Flex GMWB with Joint Option Contracts owned by natural persons, the spousal joint Owners will each be considered a Covered Life.

These GMWBs permit, prior to being added to the Contract, a selection among combinations of the following optional features (Options):
•	a range of bonus percentage amounts,
•	annual or quarterly Contract Value step-ups (quarterly step-ups are applied annually based on the highest quarterly Contract Value), and
•	an optional death benefit.

Following is a summary of the available combinations of Options:

LifeGuard Freedom Flex GMWB - Available Option Combinations

Step-Up
	Annual or Highest Quarterly	Freedom Flex
Bonus	Contract Value	Death Benefit (DB)

5%	Annual
5% ****	Quarterly
6%	Annual	Yes**
6% ****	Quarterly
7%	Annual
7% ****	Quarterly
8%*	Annual

LifeGuard Freedom Flex with Joint Option GMWB-
Available Option Combinations (No longer available effective October 15, 2012)

Step-Up
Annual or Highest Quarterly
Bonus	Contract Value

5%	Annual
5%	Quarterly
6%	Annual
6% ***	Quarterly
7% ***	Annual

*No longer offered on or after August 29, 2011.

**This Guaranteed Death Benefit is only available in conjunction with the purchase of the 6% Bonus and Annual Step-Up combination of options within the LifeGuard Freedom Flex GMWB (the “LifeGuard Freedom Flex GMWB 6% Bonus and Annual Step-Ups”).

***No longer offered on or after September 10, 2012.

****No longer offered on or after April 29, 2013.

These GMWBs may be appropriate for those individuals who are looking for a combination of Options within a GMWB that differs from the combinations of specified similar features offered by Jackson under other GMWBs.  Thus, the LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex with Joint Option GMWB allow the Owner (or the Owner and the Owner’s spouse), with the assistance of his or her representative, to select an available combination of Options, consistent with a variety of considerations, such as: his or her expectations of market performance; anticipated timing of subsequent Premiums; needs for future guaranteed annual percentage of withdrawals; expectation of need for early or unscheduled withdrawals to fund then current living expenses and obligations; marital and family status; and tax-qualified or non-tax-qualified purpose of the investment.

Differences in the percentage of a Bonus Option or differences in the method of computing Contract Value for purposes of a step-up Option do not otherwise affect the operation of the resulting combination of Options.

References to “this GMWB” apply to each of the GMWBs, LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex GMWB with Joint Option GMWB, including all of the available combinations of Options that each provides, as discussed below.  In addition, as disclosed in the Fee Table, above, and footnotes below the fees and charges of each GMWB will vary depending on the mix of Options. Upon selection of the Options and a request for one of these GMWBs received in Good Order, the Owner will receive an endorsement to the Contract reflecting the selection of Options.

Each combination of Options, other than the combination that includes the LifeGuard Freedom Flex DB (for information about the LifeGuard Freedom Flex DB, please see “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 149 ) is offered to Owners between the ages of 35 and 80.  As explained below with regard to both the LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex with Joint Option GMWB, the timing and amounts of withdrawals have a significant impact on the amount and duration of benefits.  The cumulative costs of these GMWBs also are greater the longer the duration of ownership.  The closer you are to retirement the more reliably you may be able to forecast your needs to make withdrawals prior to the ages where the amounts of certain benefits (such as the For Life Guarantee (59 1/2) and the GWB Adjustment (70)) are locked-in.  Conversely, forecasts at younger ages may prove less reliable.  You should undertake careful consideration and thorough consultation with your representative or retirement planning agent as to the financial resources and age of the Owner/Annuitant and the value to you of the potentially limited downside protection that this GMWB might provide.

These GMWBs may not be terminated by the Owner independently from the Contract to which they are attached.

LifeGuard Freedom Flex GMWB.

The following description of this GMWB is supplemented by the examples in Appendix E, particularly example 3 for the varying benefit percentage, examples 8 and 9 for the step-ups and example 13 for the guaranteed withdrawal balance adjustment.

This GMWB guarantees partial withdrawals during the Contract’s accumulation phase (i.e., before the Income Date) subject to the following:

●	The guarantee lasts for the duration of the Owner’s life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the single Owner or the first Owner to die if there are joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant’s life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2.  If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement’s effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero.  (Please see the “Contract Value is Zero” subsection below to understand what happens when the Contract Value is reduced to zero.)  Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.  Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective.  See “Contract Value is Zero” below for more information.

●
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of death of the Owner (or any joint Owner) or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the Owner’s death, a spousal Beneficiary may continue this GMWB endorsement under spousal continuation.  In that event, the GWB is payable until depleted.  (Please see the “Spousal Continuation” subsection below for more information.)  If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the Owner’s death may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB and the combination of Options you ultimately choose suit your needs and are consistent with your expectations.

This GMWB is available to Owners 35 to 80 years old, or 35 to 67 ( 70 for endorsements issued before April 29, 2013) years old if you select the Option combination that includes the LifeGuard Freedom Flex DB, (proof of age is required).  This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary.  Please note, while this GMWB may be added to a Contract on any Contract Anniversary (subject to availability), the LifeGuard Freedom Flex DB is not available after issue and can only be added on the Issue Date.  Once added this GMWB cannot be cancelled except by a Beneficiary who is the Owner’s spouse, who, upon the Owner’s death, may elect to continue the Contract without the GMWB.  If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract).  Availability of this GMWB may be subject to further limitation.

We allow ownership changes of a Contract with this GMWB (i) from an individual Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant.  However, we do not allow these Ownership changes if they are a taxable event under the Code.  In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce.  For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change, will result in termination of the GMWB.  Otherwise, changes of Owner are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.  Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB for all combinations of Options.

On the Contract Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013 ) any Contract Enhancements.

The GAWA is determined based on the Owner’s (or oldest joint Owner’s) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary, as subject to availability –	The GWB equals Contract Value , minus (for endorsements issued on or after April 29, 2013 ) any recapture charges that would be assessed on a full withdrawal .

The GAWA is determined based on the Owner’s (or oldest joint Owner’s) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

For endorsements issued on or after April 29, 2013 , Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB.  On Contracts with a Contract Enhancement, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  For endorsements issued before April 29, 2013 , please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time.  (See Examples 1 and 2 in Appendix E.)

The GWB can never be more than $5 million (including upon step-up, the application of a GWB Adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner’s or any joint Owner’s death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information. If the For Life Guarantee is not in effect, upon the death of the Owner or the death of any joint Owner or the depletion of the GWB, all payments will cease and Spousal Continuation is not available.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner’s attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

You may elect an Optional Income Upgrade Table for an additional charge (see “For Life GMWB With Bonus and Step-Up Charge” beginning on page 45 ).  The Optional Income Upgrade Table provides higher GAWA percentages for each age group as reflected in the tables below.

The GAWA percentage s for each age group , depending on whether you elected the Optional Income Upgrade Table, are as follows :

For Endorsements Issued On Or After April 29, 2013:

Ages	Base GAWA% Table	Optional Income Upgrade Table
35 – 64	3.75%	4.00%
65 – 74	4.75%	5.00%
75 – 80	5.25%	5.50%
81+	5.75%	6.00%

If your endorsement was issued before April 29, 2013 , different GAWA percentages than those reflected in the above tables may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Annuity Service Center. Our contact information is on the first page of the prospectus.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements.  We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at our Annuity Service Center for more information.  Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you.  You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 156).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for any combination of options under the Freedom Flex GMWB will not be greater than the maximum annual charges shown in the charge tables, which in no event exceed 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “Contract Charges” beginning on page 34. Also, please see the “Optional Endorsements” table under the “FEES AND EXPENSES TABLES” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the above table.  If we offer the Optional GAWA% table, the notice of change in the form of a prospectus update, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

Withdrawals cause the GWB to be recalculated.  Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect.  If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB.  This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract’s RMD without compromising the endorsement’s guarantees.  Examples 6 , 7 and 9 in Appendix E supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 63 , for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:

	●	The GWB before the withdrawal less the withdrawal; Or

	●	Zero.

The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 7 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:

●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

The GAWA is recalculated as follows:

	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or

●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, asset allocation fees, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED

ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page  14 .  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 152 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB Adjustment. Tax-qualified plan Contract owners should consider the impact of Required Minimum Distributions on this benefit since any withdrawal from the Contract will void the GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner’s (or oldest joint Owner’s) 70th birthday, Or

●	The 12 th Contract Anniversary (10 th Contract Anniversary for endorsements issued before April 29, 2013 ) following the effective date of this endorsement.

The GWB Adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB Adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB’s effective date, the GWB Adjustment is recalculated to equal the GWB Adjustment prior to the Premium payment plus 200% of the sum of i) the Premium payment, net of any applicable Premium taxes, and ii) (for endorsements issued before April 29, 2013 ) any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example s 4 and 5 in Appendix E.)

●
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB’s effective date, the GWB Adjustment is recalculated to equal the GWB Adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013 ) any Contract Enhancements, subject to a maximum of $5,000,000.  (See Example s 4 and 5 in Appendix E.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB Adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below under “Step-up”).  Once the GWB is re-set, this GWB Adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB Adjustment provision terminates without value.  (Please see example 13 in Appendix E for an illustration of this 200% GWB Adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013 ) any Contract Enhancements.

If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

●
The GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, and ii) (for endorsements issued before April 29, 2013 ) any Contract Enhancement; Or

●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate.  We also reserve the right to refuse subsequent Premium payments.  The GWB can never be more than $5 million.  See Example s 4b and 5b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value by one of two calculation methods, which must be selected by you at issue and once selected cannot be changed.  Under one method the GWB will be reset to the Contract Value on that Contract Anniversary  (the “Contract Anniversary Value”) for the applicable 5, 6, 7 and 8% Bonus Options. Under the other method the GWB will be reset annually on each Contract Anniversary to the highest quarterly Contract Value, as described immediately below for the applicable 5, 6, and 7% Bonus Options  (“Highest Quarterly Contract Value “).  The step-up for the 8% Bonus Option is only available with the Contract Anniversary Value Step-Up Option.  (See Examples 8 and 9 in Appendix E.)

The Contract Anniversary Value method, as opposed  to the Highest Quarterly Contract Value method, is determined solely by reference to and use of the Contract Value on that Contract Anniversary.

The Highest Quarterly Contract Value is determined by reference to and use of the Contract Values on the highest of the four prior quarterly Contract Values as follows:

The Highest Quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013 )   any Contract Enhancements, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:

	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or

	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:

●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB).  The initial BDB equals (a) the initial Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013 )   any Contract Enhancements if this GMWB is elected at issue or (b) the Contract Value on the Contract Anniversary on which the endorsement is effective, if elected after issue, as subject to availability.

Upon step-up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner’s (or the oldest joint Owner’s) attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 4.75% (5.00% with the Optional Income Upgrade) .  Also assume that, when the Owner is age 76, a step-up occurs and the applicable Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner’s attained age of 76, resulting in a new GAWA percentage of 5.25% (5.50% with the Optional Income Upgrade) .

Upon step-up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is not greater than the BDB prior to step-up, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB, the BDB is set equal to that greater Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013 )   any Contract Enhancements.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the Contract Value, as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value. (subject to a $5 million maximum).

If the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB is prior to the step-up, then the BDB is set to equal that greater Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.

For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

	●	The GAWA percentage (as adjusted by any increase that occurs pursuant to the same step-up) multiplied by the new GWB, Or

	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge for each available combination of Options.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order, and any reinstatement of the GWB bonus provision will not reinstate any bonus that would have been credited during the period when the GWB bonus provision was discontinued.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a step-up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of step-up, the Contract Value is $6 million, a step-up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you, which Contract Value is used to calculate the step-up, and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner’s Death.  The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or any Owner’s death with joint Owners) while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.

Also see the “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 149 , for the death benefit that differs from the Contract’s death benefit and is available only at issue and in combination with the selection of the 6% Bonus, and the Annual Anniversary Contract Value Step-up.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner’s (or oldest joint Owner’s) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:

	●	The GWB before the payment less the payment; Or

	●	Zero.

The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die when your Contract Value is zero, all rights under your Contract cease, no subsequent Premium payments will be accepted, all optional endorsements terminate without value and no death benefit is payable, including the Earnings Protection Benefit and the LifeGuard Freedom Flex DB.

Spousal Continuation.  In the event of the Owner’s death (or any Owner’s death with joint Owners), the Beneficiary who is the Owner’s spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary’s election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner’s death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GWB Adjustment provision is void.
	○	Step-ups will continue as permitted in accordance with the step-up rules above.
	○	Contract Anniversaries will continue to be based on the Contract’s Issue Date.
○
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner’s (or oldest joint Owner’s) attained age on the continuation date (as if that person survived to that date).  The GAWA percentage will not change on future step-ups, even if the Contract Value,  as determined based on (as applicable) either the Contract Anniversary Value or the Highest Quarterly Contract Value, exceeds the BDB.

	○	The Latest Income Date is based on the age of the surviving spouse. Please refer to

“Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●	Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary’s eligibility – if the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 151 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;

●	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner’s death (or any Owner’s death with joint Owners), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations for payment under this GMWB are satisfied after the Contract has terminated pursuant to the termination provisions of the Contract.

This GMWB may not otherwise be terminated independently from termination of the Contract.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of the joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or any Owner’s death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner’s (or oldest joint Owner’s) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount, and no payments will be made in excess of the remaining GWB. The annual amount payable will equal the GAWA, except that the last payment may be a smaller amount equal to the then-remaining GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax qualified Contract under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 63 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 5, 6, 7 or 8% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The percentage that actually applies under your GMWB is the one that is included as the bonus rate in the combination of Options that you elect.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix E, particularly example 10 .  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5, 6, 7 or 8% of the Bonus Base. The Bonus Base may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

	○	All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
	○	A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●
With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013 ) any Contract Enhancements.

●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 5, 6, 7 or 8% (as applicable) of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB Adjustment or BDB.

The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the Owner’s (if joint Owners, the oldest Owner’s) 80th birthday.  (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.

The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up  Such a restart, however, will not reinstate any bonus that would have been credited on a prior date that was not within a Bonus Period.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB is added to a Contract on December 1, 2013 .  At that time, the bonus period is scheduled to expire on December 1, 2023 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2016 ), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2026 .  Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2028 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2028 , and would be scheduled to expire on December 1, 2038 .  (Please also see Examples 8 and 9 in Appendix E for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract’s Issue Date.

LifeGuard Freedom Flex with Joint Option GMWB.

PLEASE NOTE:  EFFECTIVE OCTOBER 15, 2012, THIS ENDORSEMENT IS CURRENTLY NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The description of this GMWB is supplemented by the examples in Appendix E, particularly example 3 for the varying benefit percentage, examples 8 and 9 for the step-ups, example 12 for the For Life guarantees and example 13 for the guaranteed withdrawal balance adjustment.

Except as otherwise discussed below, the election of this GMWB under a non-tax-qualified contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”   In such cases, the Owners cannot be subsequently changed (except in the limited circumstances discussed below), and new Owners cannot be added.  Upon the death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners and joint Annuitants.  In these cases, the spouses are the Covered Lives, and the For Life Guarantee is based on the Annuitant’s life who dies last.  We will allow changes (a) from joint individual ownership of non-qualified Contracts to ownership by the types of legal entities that we permit or (b) changes of ownership from such a legal entity to the Annuitants or to another such legal entity; however, we do not allow these ownership changes if they are a taxable event under the Code, and no changes of Annuitant subsequent to any such change are allowed.  For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change, will result in termination of the GMWB.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered life in the event of divorce.  In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

This GMWB is also available on a limited basis under Qualified Custodial Account Contracts, pursuant to which the Annuitant and a Contingent Annuitant named at election of the GMWB must be spouses and will be the Covered Lives.  The only changes in these arrangements that we permit are that (i) the custodial owner may be changed or (ii) the ownership of the Contract may be transferred to the Annuitant if, at the same time as that transfer, the Contingent Annuitant is designated as the primary (spousal) Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract’s accumulation phase (i.e., before the Income Date), subject to the following:

●	This guarantee lasts for the duration of the life of the last surviving Covered Life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2.  If the youngest Covered Life is 59 1/2 years old or older on the endorsement’s effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero.  (Please see the “Contract Value is Zero” subsection below to understand what happens when the Contract Value is reduced to zero.)  Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.  Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective.  See “Contract Value is Zero” below for more information.

●	If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of the death of the last surviving Covered Life or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the last surviving Covered Life’s death, a spousal Beneficiary who is not a Covered Life may continue this GMWB endorsement under spousal continuation.  In that event, the GWB is payable until depleted.  (Please see the “Spousal Continuation” subsection below for more information.)  If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the death of the last surviving Covered Life may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement’s terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB  and the combination of Options you ultimately choose suit your needs and are consistent with your expectations.

This GMWB is available to Covered Lives 35 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary.  This GMWB cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner’s death, may elect to continue the Contract without the GMWB.  To continue Joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.  Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB for all combinations of Options.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus any Contract Enhancement.

The GAWA is determined based on the youngest Covered Life’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value.

The GAWA is determined based on the youngest Covered Life’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The GWB can never be more than $5 million (including upon step-up, the application of a GWB Adjustment or the application of any Bonus), and the GWB is reduced by each withdrawal.  Please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time. (See Example 2 in Appendix E.)

PLEASE NOTE:  Upon the Owner’s death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life’s attained age at the time of the first withdrawal.  (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

The GAWA percentage s for each age group , depending on whether you elected the Option Income Upgrade Table, are as follows :

For Endorsements Issued On Or After September 10, 2012:

Ages	Base GAWA% Table	Optional Income Upgrade Table
35 – 64	3.75%	4.00%
65 – 74	4.75%	5.00%
75 – 80	5.75%	6.00%
81+	6.75%	7.00%

If your endorsement was issued before September 10, 2012 , different GAWA percentages than those reflected in the above tables will apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Annuity Service Center. Our contact information is on the first page of the prospectus.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements.  We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at our Annuity Service Center for more information.  Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you.  You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 156).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for any combination of options under the Freedom Flex GMWB will not be greater than the maximum annual charges shown in the charge tables, which in no event exceed 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “Contract Charges” beginning on page 34. Also, please see the “Optional Endorsements”  table under the “FEES AND EXPENSES TABLES” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the above table.  If we offer the Optional GAWA% table, the notice of change in the form of a prospectus update, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

Withdrawals cause the GWB to be recalculated.  Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect.  If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB.  This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract’s RMD without compromising the endorsement’s guarantees.  Examples 6 , 7 and 9 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 63 , for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:

	●	The GWB before the withdrawal less the withdrawal; Or

	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 7 in Appendix E).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:

●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

The GAWA is recalculated as follows:

	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or

●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, asset allocation fees, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 14 .  Withdrawals may be subject to a recapture charge on any Contract Enhancements.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 152 .

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB Adjustment.   Tax-qualified plan Contract owners should consider the impact of Required Minimum Distributions on this benefit since any withdrawal from the Contract will void the GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life’s 70th birthday, Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB Adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB Adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB’s effective date, the GWB Adjustment is recalculated to equal the GWB Adjustment prior to the Premium payment plus 200% of the sum of i)  the Premium payment, net of any applicable Premium taxes, and ii) any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 5 in Appendix E.)

●
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB’s effective date, the GWB Adjustment is recalculated to equal the GWB Adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancements, subject to a maximum of $5,000,000.  (See Example 5 in Appendix E.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB Adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below under “Step-up”).  Once the GWB is re-set, this GWB Adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB Adjustment provision terminates without value.  (Please see example 13 in Appendix E for an illustration of this 200% GWB Adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus any Contract Enhancements.

If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

	●	The GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, and ii) any Contract Enhancement; Or

	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate.  We also reserve the right to refuse subsequent Premium payments.  The GWB can never be more than $5 million.  See Example 5b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value by one of two calculation methods, which must be selected by you at issue and once selected cannot be changed .  Under one method the GWB will be reset to the Contract Value on that Contract Anniversary  (the “Contract Anniversary Value”) for the applicable 5, 6, and 7% Bonus Options. (a “step-up”). Under the other method the GWB will be reset annually on each Contract Anniversary to the highest quarterly Contract Value, as described immediately below, for the applicable 5 and 6% Bonus Options  (“Highest Quarterly Contract Value “).  The step-up for the 7% Bonus Option is only available with the Contract Anniversary Value Step-Up Option.  (See Examples 8 and 9 in Appendix E).

The Contract Anniversary Value method, as opposed to the Highest Quarterly Contract Value method, is determined solely by reference to and use of the Contract Value on that Contract Anniversary.

The Highest Quarterly Contract Value is determined by reference to and use of the Contract Values on the highest of the four prior quarterly Contract Values as follows:

The Highest Quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined.  The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus any Contract Enhancements, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:

	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or

	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:

●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB).  The initial BDB equals (a) the initial Premium net of any applicable Premium taxes, plus any Contract Enhancement, if this GMWB is elected at issue, or (b) the Contract Value on the Contract Anniversary on which the endorsement is effective, if elected after issue, as subject to availability.

Upon step-up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life’s attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 4.75% (5.00% with the Optional Income Upgrade) .  Also assume that, when the youngest Covered Life is age 76, a step-up occurs and the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life’s attained age of 76, resulting in a new GAWA percentage of 5.75% (6.00% with the Optional Income Upgrade) .

Upon step-up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is not greater than the BDB prior to step-up, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB, the BDB is set equal to that greater Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus any Contract Enhancement.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the Contract Value, as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, subject to a $5 million maximum.

If the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value is greater than the BDB is prior to the step-up, then the BDB is set to equal that greater Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.

For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

	●	The GAWA percentage (as adjusted by any increase that occurs pursuant to the same step-up) multiplied by the new GWB, Or

	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge for each available combination of Options. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order, and any reinstatement of the GWB bonus provision will not reinstate any bonuses that would have been credited during the period when the GWB bonus provision was discontinued.

The GWB can never be more than $5 million with a step-up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a step-up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of step-up, the Contract Value is $6 million, a step-up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner’s Death.  The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.  Please see the information beginning on page  122 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting this GMWB.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life’s attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:

	●	The GWB before the payment less the payment; Or

	●	Zero.

The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under the Contract cease.  No subsequent Premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner’s (or either joint Owner’s) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary’s election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○
If the surviving spouse is a Covered Life and a GWB Adjustment provision is in force on the Continuation Date then the provision will continue to apply in accordance with the applicable GWB Adjustment provision rules above.  The GWB Adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life’s attained age, as applicable.

If the surviving spouse is not a Covered Life, any GWB Adjustment is null and void.

○
Step-ups will continue as permitted in accordance with the step-up rules above.

New GAWA percentages will continue to be determined in accordance with the step-up rules above if the continuing spouse is a Covered Life.  No such new GAWA percentages will be determined subsequent to continuation by a spouse who is not a Covered Life.

	○	Contract Anniversaries will continue to be based on the original Contract’s Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life’s attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life’s attained age on the Continuation Date (as if that person survived to that date).

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 151 .

Termination.  This GMWB terminates, subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge, and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or any joint Owner), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations for payment under this GMWB are satisfied after the Contract has terminated pursuant to the termination provisions of the Contract.

This GMWB may not otherwise be terminated independently from termination of the Contract.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life’s attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount, and no payments will be made in excess of the remaining GWB. The annual amount payable will equal the GAWA, except that the last payment may be a smaller amount equal to the then-remaining GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually)

that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax-qualified Contract under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page  62 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 5, 6, or 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The percentage that actually applies under your GMWB is the one that is included as the bonus rate in the combination of Options that you elect.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix E, particularly example 10 .  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5, 6 or 7% of the Bonus Base. The Bonus Base may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes, plus any Contract Enhancements.
●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 5, 6 or 7% (as applicable) of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB Adjustment or BDB.
The Bonus is only available during the Bonus Period.  The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the youngest Covered Life’s 80th birthday.  (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up.  Such a restart, however, will not reinstate any bonus that would have been credited on  a prior date that was not within a Bonus Period.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2013 .  At that time, the bonus period is scheduled to expire on December 1, 2023 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2016 ), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2026 .  Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2028 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2028 , and would be scheduled to expire on December 1, 2038 .  (Please also see Examples 8 and 9 in Appendix E for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract’s Issue Date.

Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”). The following description of this GMWB is supplemented by the examples in Appendix G under section “II.  MarketGuard Stretch”, particularly example 2 for the varying benefit.

This GMWB is available under Contracts which are purchased by the Owner with proceeds that are payable to the Owner as beneficiary of tax qualified or non-qualified death benefits as a result of the death of an owner of a qualified plan, or the death of an owner of a tax-qualified or non-qualified annuity contract. This GMWB is also available to an eligible Beneficiary entitled to death benefit payments under an existing Contract, who will be considered an Owner for purposes of this GMWB. The proceeds must be subject to the minimum distribution requirements of the Internal Revenue Code (the “Code”) applicable to beneficiaries.  The distributions that will be made under this GMWB are commonly referred to as “stretch” distributions since they allow beneficiaries to receive payments over a period of time not exceeding their life expectancies.

Availability of this GMWB is subject to the following additional requirements:

●
For Owners age 70 or younger on the date this GMWB is issued, this GMWB must be elected no later than five years after the date of death of the original owner. For Owners age 71 through age 80 on the date this GMWB is issued, this GMWB must be elected before the Owner begins taking distributions (or is required to begin taking distributions) to meet the stretch minimum distribution requirements. For endorsements issued before April 29, 2013, eligible Owners of any age must have elected the GMWB before the Owner began taking distributions (or was required to begin taking distributions) to meet the stretch minimum distribution requirements.

●
This GMWB is not available if a trust was the designated beneficiary of the death benefit proceeds and as a result the Owner must apply the life expectancy payout method using an age different from his or her own.

●
The Owner must meet the applicable minimum distribution requirements by electing the life expectancy payout method as defined under the Code applicable to beneficiaries. This GMWB is not available if the Owner uses other payout methods, including payout methods available only for surviving spouses under special Code rules.

●
The Owner must commence the minimum distributions not later than 1 year after the deceased owner’s death (for non-qualified Contracts) or not later than the end of the calendar year following the calendar year in which the deceased owner died (for tax-qualified Contracts).

This GMWB guarantees partial withdrawals during the Contract’s accumulation phase (i.e., before the Income Date) until the earliest of:

●	The Owner’s death;

●
Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value (The GWB is the guaranteed amount available for future periodic withdrawals); or

●	The Contract Anniversary occurring in the GMWB Maturity Year (please see the “GMWB Maturity Year” section on page 137 ).

PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement’s terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract and your tax advisor to be sure that this GMWB ultimately suits your needs.

This GMWB is available to individual Owners up to 80 years old on the latest required date of the first minimum distribution under the Internal Revenue Code applicable to the Contract (proof of age is required); may be added to a Contract on or after the Issue Date ; and once added cannot be canceled.   If you want to elect this GMWB after the Contract Issue Date (subject to availability), we must receive a request in Good Order.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract).

This GMWB is available to natural Owners on qualified and non-qualified Contracts. It is also available to non-natural Owners on qualified Contracts. Joint annuitants are not permitted if there is a non-natural Owner.

We allow ownership changes of a Contract with this GMWB only when the Owner is a trust and the ownership change is to the Annuitant.  For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change will result in termination of the GMWB. Otherwise, ownership changes are not allowed.  Changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and the required minimum distribution under the Contract (Stretch RMD).  Please see “Election” and “Withdrawals” below for more information about the GAWA.  For purposes of this GMWB, the Stretch RMD is the amount defined by the Internal Revenue Code as the minimum distribution requirement  under the life expectancy payout method applicable to the Contract which is attributable to the proceeds from the death of an owner of a qualified plan, or the death of an owner of a tax-qualified or non-qualified annuity contract. Withdrawals exceeding the above limit cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.

The GAWA is determined based on the Owner’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract after the Issue Date –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

The GAWA is determined based on the Owner’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you instead add this GMWB to your Contract post issue (subject to availability), the GWB is calculated based on Contract Value, which includes any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix G under section “II.  MarketGuard Stretch”.)  The GWB can never be more than $5 million, and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner’s death, this GMWB may be continued by a Beneficiary.  Please see the “Continuation By Beneficiary” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner’s attained age at the time of the first withdrawal.  For a qualified Contract with a non-natural Owner, the age of the Annuitant is used to determine the GAWA percentage.  The GAWA percentage for each age group is:

Ages	GAWA Percentage
0 – 54	4.5%
55 – 59	5.0%
60+	5.5%

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you.  You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “ Free Look ” on page 156).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA  to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or  the Stretch RMD (if greater than the GAWA).  If the GWB falls below the GAWA at the end of a Contract Year, the GAWA will be reset to equal the GWB.  This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted.  The tables below clarify what happens in each instance.

This GMWB allows withdrawals greater than the GAWA to meet the Contract’s Stretch RMD without compromising the endorsement’s guarantees.  Examples 4 and 5 in Appendix G under section “II.  MarketGuard Stretch” supplement this description.  Because the intervals for the GAWA and Stretch RMDs are different, namely Contract Years versus calendar years, and because Stretch RMDs are subject to other conditions and limitations,  please see “Stretch RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the	The GWB is recalculated, equaling the greater of:
current Contract Year, is less than or equal to the greater of	●	The GWB before the withdrawal less the withdrawal; Or
the GAWA or Stretch RMD, as applicable –	●	Zero.
The GAWA and the GMWB Charge Base are unchanged. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

You may withdraw the greater of the GAWA or Stretch RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or Stretch RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or Stretch RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or Stretch RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix G under section “II.  MarketGuard Stretch”).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or Stretch RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

When a withdrawal, plus all prior withdrawals in	The GWB is recalculated, equaling the greater of:
the current Contract Year, exceeds the greater of the GAWA or Stretch RMD, as applicable –	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated, equaling:
	●	The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the Stretch RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Stretch RMD withdrawals in excess of the free withdrawal amount are not subject to a withdrawal charge.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 14 .  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, Stretch RMDs, withdrawals of asset allocation and advisory fees, partial transfers and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 152 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.   If the date of death of the previous owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the eligibility of GMWB election will be re-

determined based on the correct date of death. If it is determined that the GMWB could not have been elected based on the correct date of death, the GMWB will be null and void and all GMWB charges will be refunded.

STRETCH RMD NOTES: Notice of a Stretch RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  We may require you to set up a systematic withdrawal program to meet the Stretch RMDs. Eligible withdrawals that are specified as Stretch RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of Stretch RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code’s Stretch RMD requirements.  If your requested Stretch RMD exceeds our calculation of the Stretch RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e. withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the Stretch RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, Stretch RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and Stretch RMDs are different, the endorsement’s guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceeds the greatest of the Stretch RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the Stretch RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2014 Contract Year (ending June 30) is $10.  The Stretch RMDs for calendar years 2013 and 2014 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2013 and $8 in each of the two halves of calendar year 2014 , then at the time the withdrawal in the first half of calendar year 2014 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner’s withdrawals for the 2014 Contract Year is less than the higher Stretch RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix G under section “II.  MarketGuard Stretch”, particularly examples 4 and 5.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your Stretch RMD.

Premiums.

Subsequent Premium payments are only permitted on tax-qualified Contracts and must be a transfer from a qualified plan. Subsequent Premium payments must be received within 180 days of the Issue Date.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate.  We also reserve the right to refuse subsequent Premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix G under section “II.  MarketGuard Stretch” to see how the GWB is recalculated when the $5 million maximum is hit.

GMWB Maturity Year. On the Contract Anniversary occurring in the GMWB Maturity Year, an amount equal to the excess of the GWB over Contract Value will be paid to the Owner. If the GWB is less than the Contract Value, no payment will be made.  In either case, the GWB will be set to zero and the GMWB will terminate.  The GMWB Maturity Year is determined from the chart below based on the Owner’s attained age on the latest required date for the first Stretch RMD. When determining the GMWB Maturity Year for endorsements issued on or after April 29, 2013 , the latest required date for the first Stretch RMD is considered the beginning of

the first year .   For endorsements issued before April 29, 2013 , the endorsement effective date is considered the beginning of the first year.

Age	GMWB Maturity Year	Age	GMWB Maturity Year	Age	GMWB Maturity Year
0	82	27	56	54	30
1	81	28	55	55	29
2	80	29	54	56	28
3	79	30	53	57	27
4	78	31	52	58	26
5	77	32	51	59	26
6	76	33	50	60	25
7	75	34	49	61	24
8	74	35	48	62	23
9	73	36	47	63	22
10	72	37	46	64	21
11	71	38	45	65	20
12	70	39	44	66	20
13	69	40	43	67	19
14	68	41	42	68	18
15	67	42	41	69	17
16	66	43	40	70	16
17	65	44	39	71	16
18	64	45	38	72	15
19	63	46	37	73	14
20	62	47	36	74	14
21	62	48	35	75	13
22	61	49	35	76	12
23	60	50	34	77	12
24	59	51	33	78	11
25	58	52	32	79	10
26	57	53	31	80	10

See Example 6 in Appendix G under section “II.  MarketGuard Stretch” to see how the GMWB Maturity Year affects your GMWB.

Owner’s Death.  The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death while the Contract is still in force, this GMWB terminates without value unless continued by the Beneficiary.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner’s attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB. On the Contract Anniversary occurring in the GMWB Maturity Year, any remaining GWB will be paid to the Owner and no further payments will be made.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, all payments cease and no death benefit is payable, including the Earnings Protection Benefit.

Continuation By Beneficiary.  Upon the death of the Owner under a Qualified Plan Contract with a single Beneficiary, the Beneficiary may elect to continue the GMWB. If elected, the GMWB will continue and may not be terminated subsequently. If the GAWA% has been determined, no adjustment will be made to the GWB, the GAWA, the GMWB Charge Base, or the GMWB Maturity Year, at the time of continuation.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the original Owner’s attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	The date of the Owner’s death, unless the Beneficiary elects to continue a qualified Contract with the GMWB;
●	The first date the GWB equals zero.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase.  You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings.  Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis.  If you have arranged for systematic withdrawals, schedule any planned step-up under a GMWB to occur prior to the withdrawal.  Example 7 in Appendix D and Example 9 in Appendix E and Appendix G illustrates the consequences of a withdrawal preceding a step-up. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive.  You may also be subject to a withdrawal charge and an Excess Interest Adjustment.

If your Contract contains a GMWB containing a Transfer of Assets provision, systematic withdrawals are only allowed on a pro-rata basis including all investment options (including the GMWB Fixed Account) or, in the alternative, may be requested from specified investment options, excluding the GMWB Fixed Account.  Specific to the GMWB Fixed Account, a specified withdrawal request may cause an automatic transfer from the GMWB Fixed Account on the following Contract Monthly Anniversary.

In addition, for Contracts with a GMWB containing a Transfer of Assets provision, the percentage of the partial withdrawal taken from the GMWB Fixed Account cannot exceed the ratio of the GMWB Fixed Account value to the Contract Value.

Suspension of Withdrawals or Transfers. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

●	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
●	under applicable SEC rules, trading on the New York Stock Exchange is restricted;
●	under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or
●	the SEC, by order, may permit for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account and the GMWB Fixed Account for up to six months or the period permitted by law.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us.  The Income Date is the day those payments begin.  Once income payments begin, the Contract cannot be returned to the accumulation phase.  You can choose the Income Date and an income option.  All of the Contract Value must be annuitized.  The income options are described below.

If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date.  You must give us written notice at least seven days before the scheduled Income Date.  Income payments must begin by the Contract Anniversary on or next following your 95th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation.

Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law).  Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire.  You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities.  Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions.  Unless you tell us otherwise, your income payments will be based on the fixed and variable options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually or annually.  Or you can choose a single lump sum payment.  If you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income.  Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.

Variable Income Payments. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

●	the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;
●	the amount of any applicable Premium taxes, recapture charges or withdrawal charges and any Excess Interest Adjustment deducted from your Contract Value on the Income Date;
●	which income option you select; and
●
the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 1.5% and, if you select an income option with a life contingency, the age and gender of the Annuitant.  State variations may apply.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time. Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time. If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select.  If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease.  Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

Income Options. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant).  The following income options may not be available in all states.

Option 1 - Life Income.  This income option provides monthly payments for your life.  No further payments are payable after your death.  Thus, it is possible for you to receive only one payment if you died prior to the date the second payment was due.

Option 2 - Joint and Survivor.  This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.  Upon the death of either person, the monthly payments will continue during the lifetime of the survivor.  No further payments are payable after the death of the survivor.

Option 3 - Life Annuity With at Least 120 or 240 Monthly Payments.  This income option provides monthly payments for the Annuitant’s life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period.  If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.  The calculation of the lump sum payment results in a Commutation Fee, which is further discussed on page 50 .

Option 4 - Income for a Specified Period.  This income option provides monthly payments for any number of years from 5 to 30.  If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.  The calculation of the lump sum payment results in a Commutation Fee, which is further discussed on page 50 .

Additional Options - We may make other income options available.

No withdrawals are permitted during the income phase under an income option that is life contingent.

DEATH BENEFIT

The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase.  Instead you may choose an optional death benefit for an additional charge, availability of which may vary by state.  For more information about the availability of an optional death benefit in your state, please see the application, check with the registered representative helping you to purchase the Contract or contact us at our Annuity Service Center.  Our contact information is on the first page of this prospectus.  With the exception of LifeGuard Freedom Flex DB, which currently may only be selected at issue in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options), the optional death benefits are only available upon application or upon conversion (if conversion is permitted).  In addition, once an optional death benefit is chosen, it cannot be canceled except upon conversion, (if conversion is permitted), or upon spousal continuation in the case of the LifeGuard Freedom Flex DB.

The effects of any GMWB on the amount payable to your beneficiaries upon your death should be considered in selecting the death benefits in combination with a GMWB.  Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero.

The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes, but is not limited to, due proof of death and a completed claim form from the Beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary).  Payment will include interest to the extent required by law.  The death benefit paid will be the basic death benefit unless you have selected the Earnings Protection Benefit and/or one of the other death benefit endorsements.  If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the account value will be put into your account as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Investment Divisions and Fixed Account according to the current allocation instructions on file for your account as of that date.  Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.

Basic Death Benefit. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit.  If you have a joint Owner, the death benefit will be paid when the first joint Owner dies.  The surviving joint Owner will be treated as the Beneficiary.  Any other Beneficiary designated will be treated as a contingent Beneficiary.  Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the greater of:

●	your Contract Value on the date we receive all required documentation from your Beneficiary; or
●
the total Premiums you have paid since your Contract was issued reduced for prior withdrawals (including any applicable charges and adjustments) in the same proportion that the Contract Value was reduced on the date of the withdrawal.

Earnings Protection Benefit (“EarningsMax”).  The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death.  If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit when the Contract is issued.

If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit then, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

If you are between the ages of 70 and 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

For purposes of this benefit, we define earnings as the amount by which the sum of your Contract Value, including any Contract Enhancement, exceeds the r emaining p remiums (Premiums not previously withdrawn) .  If the earnings amount is negative, i.e., the total r emaining p remiums are greater than your Contract Value, no Earnings Protection Benefit will be paid.  In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, earnings shall never exceed 250% of the r emaining p remiums, excluding r emaining p remiums paid in the 12 months prior to the date of your death (other than your initial Premium if you die in the first Contract year).

As described below, if your spouse exercises the Special Spousal Continuation Option (please see “Special Spousal Continuation Option” on page 151 ) upon your death, the Earnings Protection Benefit will be paid upon your death and your spouse may then discontinue the Earnings Protection Benefit.  If your spouse fails to make such an election, the Earnings Protection Benefit will remain in force and upon your spouse’s death we will pay an Earnings Protection Benefit if the Contract has accrued additional earnings since your death.  In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in “Special Spousal Continuation Option” beginning on page 151 ).  In addition, the maximum earnings on which we calculate the Earnings Protection Benefit is 250% of the Contract Value after application of the continuation adjustment (the amount by which the death benefit that would have been payable exceeds the Contract Value) plus r emaining p remiums paid on or after the Continuation Date (excluding r emaining p remiums paid within 12 months of your spouse’s death).

You must elect the Earnings Protection Benefit when you apply for your Contract.  Once elected, the benefit may not be terminated.  However, if the Contract is continued under the Special Spousal Continuation Option, your spouse may then elect to discontinue the Earnings Protection Benefit.

No Earnings Protection Benefit (other than a “continuation adjustment” described below in “Special Spousal Continuation”) will be paid:

●	if your Contract is in the income phase at the time of your death;
●	if there are no earnings in your Contract; or
●	if your spouse exercises the Special Spousal Continuation Option (described below) and either
○ is age 76 or older at the Continuation Date or
○ elects to discontinue the Earnings Protection Benefit.

The Earnings Protection Benefit may not be available in your state.  See your financial advisor for information regarding the availability of the Earnings Protection Benefit.

Optional Death Benefits. Several optional death benefits are available at issue or upon conversion (subject to availability), in lieu of or in addition to any Earnings Protection Benefit, which are designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit.  Because there is an additional annual charge for each of these optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract’s basic death benefit before selecting an optional death benefit.  Except for LifeGuard Freedom Flex DB, all optional death benefits are available if you are 79 years of age or younger on the Contract’s Issue Date.  The LifeGuard Freedom Flex DB is only available in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options) and only if the Owner is 35 to 67 ( 70 for endorsements issued before April 29, 2013 ) years of age on the date the endorsement is added to the Contract.   The older you are at the time of selection, the less advantageous it would be for you to select an optional death benefit.  These optional death benefits are subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary.

Depending on when and in what state you applied for the Contract: the availability of an optional death benefit may have been different; how an optional death benefit is calculated varies; and we may have referred to an optional death benefit by a different name – all as noted below.

For purposes of these optional death benefits, “Net Premiums” are defined as your Premium payments net of Premium taxes, reduced by any withdrawals (including applicable charges and deductions) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal. Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%.  Similarly, with the “Highest Quarterly Anniversary Value” component, the adjustment to your Contract Value for any withdrawals (including applicable charges and deductions) will have occurred proportionally at the time of the withdrawals.

Following are the calculations for the optional death benefits.  For purposes of these calculations, with the “Roll-up” component, interest will compound (accumulate) until the Contract Anniversary immediately preceding your 81st birthday.

5% Roll-up Death Benefit, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued; or
(c)	your GMDB Benefit Base.

The GMDB Benefit Base for the 5% Roll-up Death Benefit will be determined as of the end of any Business Day and is equal to:

●	The step-up value on the most recent step-up date,
●	Plus any Premium paid (net of any applicable Premium taxes) subsequent to the determination of the step-up value,
●	Less any withdrawal adjustments for withdrawals taken subsequent to the determination of the step-up value, compounded at an annual interest rate of 5% from the step-up date until the Contract Anniversary immediately preceding the Owner’s (or oldest Joint Owner’s) 81st birthday.

However, the interest rate is 4% per annum if you are 70 years old or older on the endorsement’s effective date.  The interest rate is 3% per annum for all ages in Washington State.

All such Premium payment adjustments will occur at the time of the Premium payment, unless the Premium payment is received during the first Contract Quarter.  If the Premium payment is received during the first Contract Quarter, the adjustment to the GMDB Benefit Base for the Premium payment effectively occurs on the Issue Date, which lessens the impact a subsequent withdrawal may have on the GMDB Benefit Base.  All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit’s charge).  For total withdrawals up to 5% of the GMDB Benefit Base as of the previous Contract Anniversary (or the Issue Date, as applicable), the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal).  After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the GMDB Benefit Base as of the previous Contract Anniversary (or the Issue Date, as applicable) is the GMDB Benefit Base immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals).  Withdrawals, particularly excess withdrawals, may prematurely reduce the value of this 5% Roll-up Death Benefit.

The step-up date is initially equal to the endorsement’s effective date, and the step-up value is initially equal to: (a) the initial Premium paid (net of any applicable Premium taxes) if the endorsement’s effective date is the Contract’s Issue Date; or (b) the Contract Value, less any recapture charges, as of the endorsement’s effective date if the effective date is after the Contract’s Issue Date.  If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement’s effective date or the Contract Anniversary immediately preceding the Owner’s (or oldest Joint Owner’s) 81st birthday, the step-up date is set equal to that Contract Anniversary, and the step-up value is set equal to the Contract Value on that step-up date.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value.  Additionally, please note that if you elect this endorsement, ownership changes are not allowed.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMDB Benefit Base on the Income Date; and

(b) = the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner’s death is received by the Company in Good Order.  If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

6% Roll-up Death Benefit, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued; or
(c)	your GMDB Benefit Base.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2012, THE 6% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The GMDB Benefit Base for the 6% Roll-up Death Benefit will be determined as of the end of any Business Day and is equal to:

●	The step-up value on the most recent step-up date,
●	Plus any Premium paid (net of any applicable Premium taxes) subsequent to the determination of the step-up value,
●	Less any withdrawal adjustments for withdrawals taken subsequent to the determination of the step-up value, compounded at an annual interest rate of 6% from the step-up date until the Contract Anniversary immediately preceding the Owner’s (or oldest Joint Owner’s) 81st birthday.

However, the interest rate is 5% per annum if you are 70 years old or older on the endorsement’s effective date.  The interest rate is 3% per annum for all ages in Washington State.

All such Premium payment adjustments will occur at the time of the Premium payment, unless the Premium payment is received during the first Contract Quarter.  If the Premium payment is received during the first Contract Quarter, the adjustment to the GMDB Benefit Base for the Premium payment effectively occurs on the Issue Date, which lessens the impact a subsequent withdrawal may have on the GMDB Benefit Base.  All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit’s charge).  For total withdrawals up to 6% of the GMDB Benefit Base as of the previous Contract Anniversary (or the Issue Date, as applicable), the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal).  After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 6% of the GMDB Benefit Base as of the previous Contract

Anniversary (or the Issue Date, as applicable) is the GMDB Benefit Base immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals).  Withdrawals, particularly excess withdrawals, may prematurely reduce the value of this 6% Roll-up Death Benefit.

The step-up date is initially equal to the endorsement’s effective date, and the step-up value is initially equal to: (a) the initial Premium paid (net of any applicable Premium taxes) if the endorsement’s effective date is the Contract’s Issue Date; or (b) the Contract Value, less any recapture charges, as of the endorsement’s effective date if the effective date is after the Contract’s Issue Date.  If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement’s effective date or the Contract Anniversary immediately preceding the Owner’s (or oldest Joint Owner’s) 81st birthday, the step-up date is set equal to that Contract Anniversary, and the step-up value is set equal to the Contract Value on that step-up date.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value.  Additionally, please note that if you elect this endorsement, ownership changes are not allowed.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMDB Benefit Base on the Income Date; and
(b) = the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner’s death is received by the Company in Good Order.  If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

Highest Quarterly Anniversary Value Death Benefit, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued; or
(c)	your GMDB Benefit Base.

The GMDB Benefit Base for the Highest Quarterly Anniversary Value Death Benefit will be determined as of the end of any Business Day and is equal to the greatest of the adjusted quarterly Contract Values on the endorsement’s effective date and on any Contract Quarterly Anniversary following the endorsement’s effective date but prior to the Owner’s 81st birthday.  Each adjusted quarterly Contract Value is equal to:

●	The Contract Value on the endorsement’s effective date or Contract Quarterly Anniversary, as applicable,
●	Less for any withdrawals subsequent to that date (including any applicable charges and adjustments for such withdrawals),
●	Plus any Premium paid (net of any applicable Premium taxes) subsequent to that date.

For the purposes of calculating the GMDB Benefit Base, all adjustments will occur at the time of the withdrawal or Premium payment and all adjustments for amounts withdrawn will reduce the GMDB Benefit Base in the same proportion that the Contract Value was reduced on the date of such withdrawal.  Withdrawals may prematurely reduce the value of this Highest Quarterly Anniversary Value Death Benefit.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value.  Additionally, please note that if you elect this endorsement, ownership changes are not allowed.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMDB Benefit Base on the Income Date; and
(b) = the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner’s death is received by the Company in Good Order.  If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued; or
(c)	your GMDB Benefit Base.

The GMDB Benefit Base for the Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit will be determined as of the end of any Business Day and is equal to the greater of (a) or (b):

(a) is the Roll-Up Component which is equal to:

●	The step-up value on the most recent step-up date,
●	Plus any Premium paid (net of any applicable Premium taxes) subsequent to the determination of the step-up value,
●	Less any withdrawal adjustments for withdrawals taken subsequent to the determination of the step-up value, compounded at an annual interest rate of 5% from the step-up date until the Contract Anniversary immediately preceding the Owner’s (or oldest Joint Owner’s) 81st birthday.

However, the interest rate is 4% per annum if you are 70 years old or older on the endorsement’s effective date.  The interest rate is 3% per annum for all ages in Washington State.

All such Premium payment adjustments will occur at the time of the Premium payment, unless the Premium payment is received during the first Contract Quarter.  If the Premium payment is received during the first Contract Quarter, the adjustment to the GMDB Benefit Base for the Premium payment effectively occurs on the Issue Date, which lessens the impact a subsequent withdrawal may have on the GMDB Benefit Base.  All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit’s charge).  For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary (or the Issue Date, as applicable), the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal).  After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary (or the Issue Date, as applicable) is the Roll-Up Component immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals).  Withdrawals, particularly excess withdrawals, may prematurely reduce the value of this Roll-Up Component.

and (b) is the Highest Quarterly Anniversary Value Component, which is equal to the greatest of the adjusted quarterly Contract Values on the endorsement’s effective date and on any Contract Quarterly Anniversary following the endorsement’s effective date but prior to the Owner’s 81st birthday.  Each adjusted quarterly Contract Value is equal to:

●	The Contract Value on the endorsement’s effective date or Contract Quarterly Anniversary, as applicable,
●	Less for any withdrawals subsequent to that date (including any applicable charges and adjustments for such withdrawals),
●	Plus any Premium paid (net of any applicable Premium taxes) subsequent to that date.

For the purposes of calculating the Highest Quarterly Anniversary Value Component, all adjustments will occur at the time of the withdrawal or Premium payment and all adjustments for amounts withdrawn will reduce the Highest Quarterly Anniversary Value Component in the same proportion that the Contract Value was reduced on the date of such withdrawal.  Withdrawals may prematurely reduce the value of this Highest Quarterly Anniversary Value Component.

The step-up date is initially equal to the endorsement’s effective date, and the step-up value is initially equal to: (a) the initial Premium paid (net of any applicable Premium taxes) if the endorsement’s effective date is the Contract’s Issue Date; or (b) the Contract Value, less any recapture charges, as of the endorsement’s effective date if the effective date is after the Contract’s Issue Date.  If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement’s effective date or the Contract Anniversary immediately preceding the Owner’s (or oldest Joint Owner’s) 81st birthday, the step-up date is set equal to that Contract Anniversary, and the step-up value is set equal to the Contract Value on that step-up date.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value.  Additionally, please note that if you elect this endorsement, ownership changes are not allowed.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMDB Benefit Base on the Income Date; and
(b) = the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner’s death is received by the Company in Good Order.  If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued; or
(c)	your GMDB Benefit Base.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2012, THE COMBINATION 6% ROLL-UP AND HIGHEST QUARTERLY ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The GMDB Benefit Base for the Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit will be determined as of the end of any Business Day and is equal to the greater of (a) or (b):

(a) is the Roll-Up Component which is equal to:

●	The step-up value on the most recent step-up date,
●	Plus any Premium paid (net of any applicable Premium taxes) subsequent to the determination of the step-up value,
●	Less any withdrawal adjustments for withdrawals taken subsequent to the determination of the step-up value, compounded at an annual interest rate of 6% from the step-up date until the Contract Anniversary immediately preceding the Owner’s (or oldest Joint Owner’s) 81st birthday.

However, the interest rate is 5% per annum if you are 70 years old or older on the endorsement’s effective date.  The interest rate is 3% per annum for all ages in Washington State.

All such Premium payment adjustments will occur at the time of the Premium payment, unless the Premium payment is received during the first Contract Quarter.  If the Premium payment is received during the first Contract Quarter, the adjustment to the GMDB Benefit Base for the Premium payment effectively occurs on the Issue Date, which lessens the impact a subsequent withdrawal may have on the GMDB Benefit Base.  All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit’s charge).  For total withdrawals up to 6% of the Roll-Up Component as of the previous Contract Anniversary (or the Issue Date, as applicable), the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal).  After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 6% of the Roll-Up Component as of the previous Contract Anniversary (or the Issue Date, as applicable) is the Roll-Up Component immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals).  Withdrawals, particularly excess withdrawals, may prematurely reduce the value of this Roll-Up Component.

and (b) is the Highest Quarterly Anniversary Value Component, which is equal to the greatest of the adjusted quarterly Contract Values on the endorsement’s effective date and on any Contract Quarterly Anniversary following the endorsement’s effective date but prior to the Owner’s 81st birthday.  Each adjusted quarterly Contract Value is equal to:

●	The Contract Value on the endorsement’s effective date or Contract Quarterly Anniversary, as applicable,
●	Less for any withdrawals subsequent to that date (including any applicable charges and adjustments for such withdrawals),
●	Plus any Premium paid (net of any applicable Premium taxes) subsequent to that date.

For the purposes of calculating the Highest Quarterly Anniversary Value Component, all adjustments will occur at the time of the withdrawal or Premium payment and all adjustments for amounts withdrawn will reduce the Highest Quarterly Anniversary Value Component in the same proportion that the Contract Value was reduced on the date of such withdrawal.  Withdrawals may prematurely reduce the value of this Highest Quarterly Anniversary Value Component.

The step-up date is initially equal to the endorsement’s effective date, and the step-up value is initially equal to: (a) the initial Premium paid (net of any applicable Premium taxes) if the endorsement’s effective date is the Contract’s Issue Date; or (b) the Contract Value, less any recapture charges, as of the endorsement’s effective date if the effective date is after the Contract’s Issue Date.  If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement’s effective date or the Contract Anniversary immediately preceding the Owner’s (or oldest Joint Owner’s) 81st birthday, the step-up date is set equal to that Contract Anniversary, and the step-up value is set equal to the Contract Value on that step-up date.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value.  Additionally, please note that if you elect this endorsement, ownership changes are not allowed.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMDB Benefit Base on the Income Date; and
(b) = the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner’s death is received by the Company in Good Order.  If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

LifeGuard Freedom Flex DB, if elected, replaces your basic death benefit and is the only death benefit during the accumulation phase of your Contract.  The LifeGuard Freedom Flex DB is the greater of:

(a) The Contract’s Basic Death Benefit (see the description above); or
(b) The GMWB Death Benefit, as calculated under this death benefit.

The LifeGuard Freedom Flex DB is only available currently at issue and in conjunction with the purchase of the 6% Bonus and Annual Step-Up combination of LifeGuard Freedom Flex GMWB  (the “LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Option”) and only if the Owner is 35 to 67 ( 70 for endorsements issued before April 29, 2013 ) years of age on the date that the endorsement is issued in connection with the Contract.  At election, the GMWB Death Benefit equals the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Guaranteed Withdrawal Balance (GWB).  When purchased at Contract issuance, the GWB is your initial Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013 ) any Contract Enhancements on the Premium payments.

At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Option Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit will be unchanged.  If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD; and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

With each subsequent Premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013 ) any Contract Enhancement, subject to a maximum of $5,000,000.

In addition, on the 7th Contract Anniversary following the effective date of the endorsement, the GMWB Death Benefit will automatically step up to the Contract Value if the Contract Value is greater than the GMWB Death Benefit, subject to a maximum of $5,000,000.

The GMWB Death Benefit is not adjusted upon step-up of the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups GWB, the application of the GWB Adjustment or the application of any bonus.  The GMWB Death Benefit will terminate on the date the Contract Value equals zero.

Upon continuation of the Contract by a spousal Beneficiary, the surviving spouse may elect to terminate LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups, in which case the GMWB death benefit will be included in the calculation of the Continuation Adjustment.  If the spouse does not make such an election, the endorsement, including the death benefit thereunder, will continue in accordance with its terms, but the GMWB death benefit will not be included in the Continuation Adjustment.

For more information about how the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups works, including how the GWB and GAWA are calculated, please see “For Life GMWB With Bonus and Step-Up” beginning on page 112 .

Unlike the basic death benefit, LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups may provide a death benefit on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this endorsement terminates and no death benefit under the endorsement is payable.  However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date) and one of the following income options is elected, then the corresponding death benefit is payable:

●
Life Income of the GAWA.  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner’s (or either joint Owner’s) death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

●
Specified Period Income of the GAWA.  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner’s (or either joint Owner’s) death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

If, under this income option, no Owner is deceased as of the date that the final payment of the remaining GWB is due, the death benefit will be payable in a lump sum to the Owner(s) along with the remaining GWB.

●
Life Income.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMWB Death Benefit on the Income Date; and

(b) = the Contract Value on the Income Date.

●
Joint and Survivor.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the survivor payee’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMWB Death Benefit on the Income Date; and

(b) = the Contract Value on the Income Date.

●
Life Annuity With at Least 120 Monthly Payments.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMWB Death Benefit on the Income Date; and

(b) = the Contract Value on the Income Date.

The death benefits under the Income Options vary depending on which Income Option you select. Either  the GMWB Death Benefit calculation, described above, with or without any remaining GWB, or the excess of the GMWB Death Benefit calculation over the Contract Value is payable. Each is computed on the Income Date. For more information on these Income Options, see “LifeGuard Freedom Flex GMWB – Annuitization” beginning on page 120 , and “Income Options” beginning on page 140 .”

Payout Options. The basic death benefit and the optional death benefits can be paid under one of the following payout options:

●	single lump sum payment; or
●	payment of entire death benefit within 5 years of the date of death; or
●
payment of the entire death benefit under an income option over the Beneficiary’s lifetime or for a period not extending beyond the Beneficiary’s life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary’s lifetime or for a period not extending beyond the Beneficiary’s life expectancy, with the balance of the death benefit payable to the Beneficiary.  Any portion of the death benefit not applied under an income option within one year of the Owner’s death, however, must be paid within five years of the date of the Owner’s death.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time.  The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death.  If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name.  For more information, please see “Special Spousal Continuation Option” beginning on page 151 .

Pre-Selected Payout Options. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date.  However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary.  If this Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract.  This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code.  If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death.  The Pre-selected Death Benefit Option may not be available in your state.

Special Spousal Continuation Option. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time.  Moreover, we will contribute to the Contract a continuation adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value.  We calculate this amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary’s written request to continue the Contract (the “Continuation Date”).  We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse.  The Special Spousal Continuation Option may not be available in your state.  See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation Option, the new Contract Value will be considered the initial Premium for purposes of determining any future death benefit including any Earnings Protection Benefit under the Contract.  The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.

If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected.  However, your spouse may then terminate the Earnings Protection Benefit and no further Earnings Protection Benefit charges will be deducted and no Earnings Protection Benefit will be paid upon your spouse’s death.  Any GMWB will also terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract.  For more information, please see the respective GMWB subsections in this prospectus.

Unless your spouse discontinues the Earnings Protection Benefit on the Continuation Date, charges for the benefit will be deducted even though no Earnings Protection Benefit will apply if your spouse is 76 or older when the Contract is continued.

The Special Spousal Continuation Option is available to elect one time on the Contract.  However, if you have elected the Pre-Selected Death Benefit Option the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code.  The Pre-Selected Death Benefit Option may not be available in your state.

Death of Owner On or After the Income Date. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death.  If you die, the Beneficiary becomes the Owner.  If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary.  Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.  A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

Death of Annuitant. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules.  If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant.  However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected.  Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.

TAXES

The following is only general information and is not intended as tax advice to any individual.  Additional tax information is included in the SAI.  You should consult your own tax adviser as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract.  Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral.  You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts – General Taxation. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal, including withdrawals under any GMWB you may elect, or an income payment) is made from the Contract.  This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person).  Loans based on a non-qualified Contract are treated as distributions.

Non-Qualified Contracts – Aggregation of Contracts. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract.  Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts – Withdrawals and Income Payments.  Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract.  In contrast, a part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of Premium.  The balance of each income payment is taxable as ordinary income.  The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made.  Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income.  Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract.  This penalty tax will not apply to any amounts:

●	paid on or after the date you reach age 59 1/2;
●	paid to your Beneficiary after you die;
●	paid if you become totally disabled (as that term is defined in the Code);
●
paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

●	paid under an immediate annuity; or
●	which come from Premiums made prior to August 14, 1982.

Beginning in 2013, the taxable portion of distributions from a non-qualified annuity Contract will be considered investment income for purposes of the new Medicare tax on investment income.  As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts.  For 2013, these levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately.  Owners should consult their own tax advisers for more information.

Non-Qualified Contracts – Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner’s death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner’s death.

The requirements of (b) above can be considered satisfied if any portion of the Owner’s interest which is payable to or for the benefit of a “designated beneficiary” is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner’s death.  The Owner’s “designated beneficiary,” who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death.  However, if the Owner’s “designated beneficiary” is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

Tax-Qualified Contracts – Withdrawals and Income Payments.  The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts.  The Code also imposes required minimum distributions for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract.  These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI.  Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions).  In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals – Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities.  Withdrawals can only be made when an Owner:

●	reaches age 59 1/2;
●	leaves his/her job;
●	dies;
●	becomes disabled (as that term is defined in the Code); or
●	experiences hardship. However, in the case of hardship, the Owner can only withdraw the Premium and not any earnings.

Withdrawals – Roth IRAs. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity.  Qualified distributions from Roth IRA annuities are entirely federal income tax free.  A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual’s death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

Constructive Withdrawals – Investment Adviser Fees. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract.  In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes.  Under the facts in these Rulings:

●	there was a written agreement providing for payments of the fees solely from the annuity Contract,
●	the Contract Owner had no liability for the fees, and
●	the fees were paid solely from the annuity Contract to the adviser.

Death Benefits. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits.  The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments.  Estate or gift taxes may also apply.

IRS Approval.  The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Assignment. An assignment of your Contract will generally be a taxable event.  Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended.  These limits are summarized in the SAI.  You should consult your tax adviser prior to making any assignment of your Contract.

Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract.  We believe that the underlying investments are being managed so as to comply with these requirements.  A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract owner and Jackson regarding the availability of a particular investment option and other than the contract owner’s right to allocate Premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects.  The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract currently offers 103 Investment Divisions and at least one Fixed Account Option, although a Contract Owner’s Contract Value can be allocated to no more than 18 fixed and variable options at any one time.  The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  Jackson does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract.  At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

Withholding. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld.  Some states have enacted similar rules.  Different rules may apply to payments delivered outside the United States.

Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments.  Distributions which may not be rolled over are those which are:

(a)
one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee’s beneficiary, or (c) for a specified period of ten years or more;

(b)	a required minimum distribution; or
(c)	a hardship withdrawal.

JACKSON TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below.  While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the Contract.  We will periodically review the issue of charging for these taxes and may impose a charge in the future.  (We do impose a so-called “Federal (DAC) Tax Charge” under variable life insurance policies, but the “Federal (DAC) Tax Charge” merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law.  These benefits reduce our overall corporate income tax liability.  Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material.  We do not pass these benefits through to the separate accounts, principally because:  (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii) while we impose a so-called “Federal (DAC) Tax Charge” under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

OTHER INFORMATION

Dollar Cost Averaging.  If the amount allocated to the Investment Divisions plus the amount allocated to a Fixed Account Option is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions and other Fixed Account Options (if currently available) (each a “Designated Option”) from the one-year Fixed Account Option or any of the Investment Divisions (each a “Source Option”).  If we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions,” then (i) the one-year Fixed Account Option can be used as a Source Option for Dollar Cost Averaging only with respect to new Premiums that are allocated to that Source Option, (ii) only a twelve-month Dollar Cost Averaging period may be selected, (iii) transfers out of the one-year Fixed Account Option pursuant to such Dollar Cost Averaging will not count against the maximum amount limitations we have imposed on transfers out of the one-year Fixed Account Option and (iv) transfers from that Source Option other than such scheduled transfers will not be permitted.

To the extent that Fixed Account Options are not available or are otherwise restricted from being a Dollar Cost Averaging Source Option or Designated Option, Dollar Cost Averaging will be exclusively from or to the Investment Divisions.  In the case of transfers from the one-year Fixed Account Option or Investment Divisions with a less volatile unit value to the Investment Divisions, Dollar Cost Averaging can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase.  Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets.  There is no charge for Dollar Cost Averaging.  Certain restrictions may apply.

Dollar Cost Averaging Plus (DCA+). The DCA+ Fixed Account Option is a “source account” designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Fixed Account Options.  A Contract Value of $15,000 is required to participate.  The DCA+ Fixed Account Option is credited with an enhanced interest rate.  If a DCA+ Fixed Account Option is selected, monies in the DCA+ Fixed Account Option will be systematically transferred to the Investment Divisions or other Fixed Account Options chosen over a DCA+ term of either twelve months or six months, as you select.

Transfers out of the DCA+ Fixed Account Option other than the automatic DCA+ transfers can be made only if you discontinue use of the DCA+ Fixed Account Option.  If we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions,” then (i) you may not discontinue the DCA+ Fixed Account Option or otherwise transfer or withdraw any amounts from the DCA+ Fixed Account Option, but (ii) automatic transfers pursuant to DCA+ will not count against any maximum amount limitations we have imposed on transfers out of the one-year Fixed Account Option.

There is no charge for DCA+.  You should consult your Jackson representative with respect to the current availability of the Fixed Account Options and the availability of DCA+.

Earnings Sweep.  You can choose to move your earnings from the source accounts (only applicable from the one-year Fixed Account Option, if currently available, and the Money Market Investment Division).  There is no charge for Earnings Sweep.

Rebalancing. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account Option (if currently available) periodically to maintain your selected allocation percentages.  Rebalancing will terminate if your rebalancing program includes the one-year Fixed Account Option and (i) we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions” or (ii) we exercise our right to require that any Premiums allocated to the one-year Fixed Account Option be automatically transferred out of that option over a period of time that we specify.  In that case, however, you could re-elect automatic rebalancing without the one-year Fixed Account Option.  Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.  There is no charge for Rebalancing.

You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods you use to change your allocation instructions.

Free Look. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it.  We will return

●	the Contract Value, plus
●	any fees (other than asset-based fees) and expenses deducted from the Premiums, minus
●	any applicable Contract Enhancement recapture charges.

We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract (subject to state variations).  We will return Premium payments where required by law.   We will pay the applicable free look proceeds within seven days of a request in Good Order. If a Purchase Payment made by personal check or electronic draft is received within the five days preceding a free look request, we may delay payment of the free look proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds. In some states, we are required to hold the Premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the Premiums to the Investment Divisions.  State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

Advertising. From time to time, we may advertise several types of performance of the Investment Divisions.

●	Total return is the overall change in the value of an investment in an Investment Division over a given period of time.
●	Standardized average annual total return is calculated in accordance with SEC guidelines.
●
Non-standardized total return may be for periods other than those required by, or may otherwise differ from, standardized average annual total return.  For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

●	Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period.  Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of the annual contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features.  The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

Restrictions Under the Texas Optional Retirement Program (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code.  In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant’s retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education.  The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved contract or vendor during the period of ORP participation.  These requirements will apply to any other jurisdiction with comparable requirements.

Modification of Your Contract. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract.  Any change or waiver must be in writing.  We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

Confirmation of Transactions. We will send you a written statement confirming that a financial transaction, such as a Premium payment, withdrawal, or transfer has been completed.  This confirmation statement will provide details about the transaction.  Certain transactions which are made on a periodic or systematic basis will be confirmed in a quarterly statement only.

It is important that you carefully review the information contained in the statements that confirm your transactions.  If you believe an error has occurred you must notify us in writing within 30 days of receipt of the statement so we can make any appropriate adjustments.  If we do not receive notice of any such potential error, we may not be responsible for correcting the error.

Legal Proceedings.  Jackson and its subsidiaries are defendants in a number of civil proceedings, including class actions, arising in the ordinary course of business. These include civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers, including a modal premium case, alleging misconduct in the sale of insurance products. We do not believe at the present time that any pending action or proceeding will have a material adverse effect upon the Separate Account, Jackson’s ability to meet its obligations under the Contracts, or Jackson National Life Distributors LLC’s ability to perform its contract with the Separate Account.

PRIVACY POLICY

FACTS	WHAT DOES JACKSON NATIONAL LIFE INSURANCE COMPANY (Jackson) DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•    Social Security Number
•    Birth Date
•    Address
•    Financial Information
•    Medical History

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers ’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers ’ personal information; the reasons Jackson chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Jackson share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don ’ t share
For joint marketing with other financial companies	No	We don ’ t share
For our affiliates ’ everyday business purposes – information about your transactions and experiences	No	We don ’ t share
For our affiliates ’ everyday business purposes – information about your creditworthiness	No	We don ’ t share
For nonaffiliates to market to you	No	We don ’ t share
Questions?	Call 1(800) 644-4565 or go to www.jackson.com

WHAT WE DO
How does Jackson protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Employees are bound to a Code of Conduct requiring all information be kept in strict confidence, and are subject to disciplinary action for violation of the Code. We restrict access to nonpublic personal information to those employees who need to know that information to provide products and services to you.

How does Jackson collect my personal information?
We collect your personal information, for example, from

  •    information we receive from you on applications and forms;
  •    information about your transactions with us;
  •    information we receive from a consumer reporting agency;
  •    information we obtain from others in the process of verifying information you provide us; and
  •    individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

Why can ’ t I limit all sharing?
Federal law gives you the right to limit only

  •    sharing for affiliates ’ everyday business purposes – information about your credit worthiness
  •    affiliates from using your information to market to you
  •    sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Jackson does not share with our affiliates.
Nonaffiliates	Jackson does not share with nonaffiliates so they can market to you.
Joint Marketing	Jackson does not jointly market.

TABLE OF CONTENTS OF
THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History

Services

Purchase of Securities Being Offered

Underwriters

Calculation of Performance

Additional Tax Information

Annuity Provisions

Net Investment Factor

Condensed Financial Information

Financial Statements of the Separate Account

Financial Statements of Jackson

APPENDIX A

TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

“JNL®,” “Jackson National®,” “Jackson®,” “Jackson of NY®” and “Jackson National Life Insurance Company of New York®” are trademarks of Jackson National Life Insurance Company®.

The “S&P 500 Index,” “S&P MidCap 400 Index,” “S&P SmallCap 600 Index,” “Dow Jones U.S. Select Dividend Index,” “Dow Jones U.S. Contrarian Opportunities,” “ Dow Jones Industrial Average,” “Dow Jones Select Dividend Index,” and “The Dow 10,” “Dow Jones Brookfield Global Infrastructure Index,” “STANDARD & POOR’S ® ,” “S&P ® ,” “S&P 500 ® ,” “S&P MIDCAP 400 Index ® ,” “STANDARD & POOR’S MIDCAP 400 Index ® ,” “S&P SmallCap 600 Index ® ” and “STANDARD & POOR’S 500 ® ” (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”).   “Dow Jones ® ”, “Dow Jones Industrial Average”, “DJIA ® ”, “Dow Jones Select Dividend Index”, “The Dow ® ” and “The Dow 10” are service and/or trademarks of Dow Jones Trademark Holdings, LLC ( “ Dow Jones ” ) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company ® (“Jackson”) .

The Dow Jones Brookfield Global Infrastructure Index is calculated by SPDJI pursuant to an agreement with Brookfield Redding, Inc. (together with its affiliates, “Brookfield”) and has been licensed for use. Standard & Poor’s ® , S&P ® and S&P 500 ® , S&P MidCap 400 ® and S&P SmallCap 600 ® are registered trademarks of Standard & Poor’s Financial Services LLC; Dow Jones U.S. Contrarian Opportunities Index is a service mark of Dow Jones; Brookfield ® is a registered trademark of Brookfield Asset Management, Inc.; the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon Capital S&P ® 10 Fund, JNL/Mellon Capital S&P ® SMid 60 Fund, JNL/Mellon Capital VIP Fund, JNL/Mellon Capital JNL 5 Fund, and the JNL/Mellon Capital S&P ® 24 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund, the JNL/Mellon Capital Dow SM 10 Fund, the JNL/Mellon Capital Dow SM Dividend Fund, the JNL/Mellon Capital JNL Optimized 5 Fund, the JNL/Mellon Capital Communications Sector Fund, the JNL/Mellon Capital Consumer Brands Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Oil & Gas Sector Fund, and the JNL/Mellon Capital Technology Sector Fund, and the JNL/Brookfield Global Infrastructure Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC, Brookfield or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance.  S&P Dow Jones Indices’ only relationship to Jackson or Brookfield Asset Management with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors.  The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products.  S&P Dow Jones Indices have no obligation to take the needs of Jackson, Brookfield Asset Management or the owners of the Products into consideration in determining, composing or calculating the Indices.  S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be.  S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns.  S&P Dow Jones Indices LLC is not an investment advisor.  Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices or Brookfield to buy, sell, or hold such security, nor is it considered to be investment advice.

Dow Jones, SPDJI and their respective affiliates do not :

●	Sponsor, endorse, sell or promote the Products.

●	Recommend that any person invest in the Products.

●	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Products.

●	Have any responsibility or liability for the administration, management or marketing of the Products.

●	Consider the needs of the Products or the owners of the Products in determining, composing or calculating the Indexes or have any obligation to do so.

Dow Jones, SPDJI and their respective affiliates will not have any liability in connection with the Products. Specifically,

●	Dow Jones, SPDJI and their respective affiliates do not make any warranty, express or implied, and Dow Jones, SPDJI and their respective affiliates disclaim any warranty about:

● The results to be obtained by the Products, the owners of the Products or any other person in connection with the use of the DJIA and the data included in the Indexes;

● The accuracy or completeness of the Indexes and its data;

● The merchantability and the fitness for a particular purpose or use of the Indexes and its data;

●	Dow Jones, SPDJI and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the Indexes or its data;

●	Under no circumstances will Dow Jones, SPDJI and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the Indexes and trademarks referred to above by Jackson and SPDJI is solely for the benefit of the Products and not for any other third parties.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO.  S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN.  S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES OR BROOKFIELD BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

“SPDR” is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P Financial Services”) and has been licensed for use by State Street Corporation. Standard & Poor’s and S&P are registered trademarks of S&P Financial Services. No financial product offered by State Street Corporation or its affiliates is sponsored, endorsed, sold or promoted by S&P Financial Services or its affiliates, and S&P Financial Services and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding units/shares in such products. Further limitations and important information that could affect investors’ rights are described in the prospectus for the applicable product.

The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, and JNL/S&P Managed Aggressive Growth Fund and JNL/S&P 4 Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund:

Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a registered investment advisor and a wholly owned subsidiary of The McGraw-Hill Companies, Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a “fiduciary” or as an “investment manager,” as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

Programs and products of the firms to which SPIAS provides services are not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in those programs and products. With respect to the asset allocations and investments recommended by SPIAS, investors should realize that such investment recommendations are provided to Jackson National Asset Management, LLC only as a general recommendation. The underlying funds of the JNL/S&P 4 Fund are co-sub-advised by SPIAS. SPIAS does not co-sub-advise the JNL/S&P 4 Fund. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. SPIAS does not take into account any information about any investor or any investor’s assets when providing investment advisory services to firms to which SPIAS provides services. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. Individual investors should ultimately rely on their own judgment and/or the judgment of a representative in making their investment decisions.

Standard & Poor’s  Financial Services LLC, SPIAS, and their affiliates (collectively S&P), and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively with S&P,  S&P Parties) do not guarantee the accuracy, completeness, adequacy or timeliness of any information, including ratings and valuations, and are not responsible for errors and omissions, or for the results obtained from the use of such information, and S&P Parties shall have no liability for any errors, omission, or interruptions therein

(negligent or otherwise), regardless of the cause, or for the results obtained from the use of such information. S&P PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY, SUITABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the information contained in this document even if advised of the possibility of such damages.

S&P’s credit ratings are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or to make any investment decisions.  S&P credit ratings should not be relied on when making any investment or other business decision.  S&P’s opinions and analyses do not address the suitability of any security.  S&P does not act as a fiduciary or an investment advisor, except where registered as such. While S&P has obtained information from sources they believe to be reliable, S&P does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

To the extent that regulatory authorities allow a rating agency to acknowledge in one jurisdiction a rating issued in another jurisdiction for certain regulatory purposes, S&P reserves the right to assign, withdraw or suspend such acknowledgement at any time and in its sole discretion. S&P Parties disclaim any duty whatsoever arising out of the assignment, withdrawal or suspension of an acknowledgment as well as any liability for any damage alleged to have been suffered on account thereof.

S&P keeps certain activities of its business units separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain business units of S&P may have information that is not available to other S&P business units. S&P has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

S&P may receive compensation for its ratings and certain analyses, normally from issuers or underwriters of securities or from obligors. S&P reserves the right to disseminate its opinions and analyses. S&P’s public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P publications and third party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees.

Based on a universe of funds provided to SPIAS, SPIAS may recommend for investment certain funds to which S&P licenses certain intellectual property or otherwise has a financial interest, including exchange-traded funds whose investment objective is to substantially replicate the returns of a proprietary index of S&P Dow Jones Indices, such as the S&P 500. SPIAS recommends these funds for investment based on asset allocation, sector representation, liquidity and other factors; however, SPIAS has a potential conflict of interest with respect to the inclusion of these funds.  In cases where S&P is paid fees that are tied to the amount of assets that are invested in the fund, investment in the fund will generally result in S&P earning compensation in addition to the fees received by SPIAS in connection with its provision of services.  In certain cases there may be alternative funds that are available for investment that will provide investors substantially similar exposure to the asset class or sector.

S&P provides a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address.

SPIAS may consider research and other information from affiliates in making its investment recommendations. The investment policies of certain portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P.  SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations).  The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s).  The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance.  The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s).  Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 index® or any data included therein.  The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, Owners of the product(s) or any other person or entity from the use of the Nasdaq-100 Index® or any data included therein.  The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index® or any data included therein.  Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect or consequential damages, even if notified of the possibility of such damages.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson.  The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Nasdaq®25 Fund, the JNL/Mellon Capital JNL Optimized 5 Fund, or the JNL/Mellon Capital VIP Fund.  The JNL/Mellon Capital Nasdaq® 25 Fund, the JNL/Mellon Capital VIP Fund and the JNL/Mellon Capital JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations.  THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL NASDAQ® 25 FUND, THE JNL/MELLON CAPITAL VIP FUND AND THE JNL/MELLON CAPITAL JNL OPTIMIZED 5 FUND.

“NYSE®” is a registered mark of, and “NYSE International 100 IndexSM” is a service mark of, the New York Stock Exchange, Inc. (“NYSE”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC.  The JNL/Mellon Capital NYSE® International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital NYSE® International 25 Fund.

“NYSE International 100 IndexSM” is a service mark of NYSE Group, Inc.  NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the “NYSE International 100 IndexSM” (the “Index”) and its service marks for use in connection with the JNL/Mellon Capital NYSE® International 25 Fund.

NYSE Group, Inc. does not:

●	Sponsor, endorse, sell or promote the JNL/Mellon Capital NYSE® International 25 Fund.
●	Recommend that any person invest in the JNL/Mellon Capital NYSE® International 25 Fund or any other securities.
●	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital NYSE® International 25 Fund.
●	Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital NYSE® International 25 Fund.
●	Consider the needs of the JNL/Mellon Capital NYSE® International 25 Fund or the owners of the JNL/Mellon Capital NYSE® International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital NYSE® International 25 Fund. Specifically,

●	NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:
	●	The results to be obtained by the JNL/Mellon Capital NYSE® International 25 Fund, the owner of the JNL/Mellon Capital NYSE® International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 IndexSM;
	●	The accuracy or completeness of the Index and its data;
	●	The merchantability and the fitness for a particular purpose or use of the Index and its data;
●	NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;
●	Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management, LLC and NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital NYSE® International 25 Fund or any other third parties.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.  Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”).  Russell is not responsible for and has not reviewed JNL/Mellon Capital Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes.  Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.  RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES.  RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES.  RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

“Value Line®,” “The Value Line Investment Survey,” and “Value Line TimelinessTM Ranking System” are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson.  The JNL/Mellon Capital Value Line® 30 Fund, the JNL/Mellon Capital VIP Fund, and the JNL/Mellon Capital JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. (“Value Line”).  Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Value Line® 30 Fund, the JNL/Mellon Capital VIP Fund, and the JNL/Mellon Capital JNL Optimized 5 Fund.  Jackson is not affiliated with any Value Line Company.

THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

APPENDIX B

CONTRACT ENHANCEMENT RECAPTURE CHARGE PROSPECTUS EXAMPLES

Example 1 illustrates the application of the 4% Contract Enhancement endorsement to a Contract with a single Premium payment and the application of withdrawal charges (using the base withdrawal charge schedule) and recapture charges upon a partial withdrawal when earnings exceed 10% of Remaining Premium (and, therefore, there is no free withdrawal).  This example assumes that the Contract is issued on October 1, 2012, and that the Contract Value grows to $128,837.76 by September 30, 2016.  The Contract Owner requests that he or she be sent $100,000 on September 30, 2016.  The Contract Value will have to be reduced by not only the $100,000, but also by the applicable Withdrawal Charge and Recapture Charge owed to us given the amount of Premium withdrawn that is subject to those charges, as illustrated below.

Example 1
10/1/2012	:	Contract Issue Date
$100,000.00	:	Premium
4.00%	:	Contract Enhancement Percentage
$4,000.00	:	Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (4.00%))
6.00%	:	Withdrawal Charge Percentage for Completed Year 3-4 (WC%)
2.50%	:	Recapture Charge Percentage for Completed Year 3-4 (RC%)
5.50%	:	Hypothetical Net Return

At end of Year 4
9/30/2016
$128,837.76	:	Contract Value at end of Year 4
$100,000.00	:	Net Withdrawal Amount (The amount requested to be sent.)

$28,837.76	:	Earnings (Contract Value ($128,837.76) less Premium ($100,000)), which are presumed to be withdrawn first and without charges.
$71,162.24	:	Net Withdrawal Amount requested ($100,000) minus Earnings ($28,837.76).
$77,772.94	:
Corresponding Premium.  The amount to which the appropriate recapture charge percentage and withdrawal charge percentage are applied.  This amount is determined by multiplying the Net Withdrawal Amount requested minus Earnings ($71,162.24) by a factor determined by the percentage amounts of the applicable charges.  It is the actual amount of Premium that will need to be withdrawn to send the Contract Owner the Net Withdrawal Amount and apply the remainder to pay the charges to us.  In this example, the corresponding Premium is specifically calculated as follows: $71,162.24 X (1/[1 – (6.00% + 2.50%)]) = $77,772.94.  In this calculation, the 6.00% represents the WC%, and the 2.50% represents the RC%.

$100,000.00	:	Net Withdrawal Amount
$4,666.38	:	Withdrawal Charge: $77,772.94 multiplied by WC% (6.00%)
$1,944.32	:	Recapture Charge: $77,772.94 multiplied by RC% (2.50%)
$106,610.70	:
Total Withdrawal Amount (Net Withdrawal requested ($100,000.00) plus the Withdrawal Charge ($4,666.38) and the Recapture Charge ($1,944.32) that is imposed on the withdrawal of Premium) which is the total amount deducted from the Contract Value

$22,227.06	:	Contract Value after Total Withdrawal ($128,837.76 less $106,610.70)

Example 2 illustrates the application of the 4% Contract Enhancement endorsement to a Contract with multiple Premium payments and the application of withdrawal charges (using the base withdrawal charge schedule) and recapture charges upon a partial withdrawal when earnings do not exceed 10% of Remaining Premium.  This example assumes that the Contract is issued on October 1, 2012, the Contract Owner makes an additional Premium payment of $100,000 on November 1, 2014, and that the Contract Value grows to $207,000 by December 15, 2014.  The Contract Owner requests that he or she be sent $150,000 on December 15, 2014.  The Contract Value will have to be reduced by not only the $150,000, but also by the applicable Withdrawal Charge and Recapture Charge owed to us given the amount of Premium withdrawn that is subject to those charges, as illustrated below.  For purposes of the withdrawal charge and recapture charge, we treat withdrawals as coming first from earnings, which are withdrawn without withdrawal charges and recapture charges, and then from the oldest Remaining Premium, which will have the lowest withdrawal charges and recapture charges of any Premium remaining in the Contract.

Example 2
10/1/2012	:	Contract Issue Date
$100,000.00	:	Premium 1
4.00%		Contract Enhancement Percentage
$4,000.00	:	Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (4.00%))
7.00%	:	Withdrawal Charge Percentage for Completed Year 2-3 (WC%1)
2.50%	:	Recapture Charge Percentage for Completed Year 2-3 (RC%1)

11/1/2014
$100,000.00	:	Premium 2 received in Contract Year 2-3
3.00%	:	Contract Enhancement Percentage for Premium received in Contract Year 2-3
$3,000.00	:	Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (3.00%))
8.50%	:	Withdrawal Charge Percentage for Completed Year 0-1 (since the receipt of the Premium) (WC%2)
2.50%	:	Recapture Charge Percentage for Completed Year 0-1 (since the receipt of the Premium) (RC%2)
0.00%	:	Hypothetical Net Return

12/15/2014
$207,000.00	:	Contract Value
$150,000.00	:	Net Withdrawal Amount (The amount requested to be sent.)

$7,000.00	:	Earnings (Contract Value ($207,000) less Premiums ($200,000)), which are presumed to be withdrawn first and without charges.
$13,000.00	:	Amount available for withdrawal under the free withdrawal provision [(Premium ($200,000) multiplied by 10%) less Earnings ($7,000)]
$130,000.00	:	Net Withdrawal Amount ($150,000) requested minus Earnings ($7,000) and minus the free withdrawal amount ($13,000)).

$100,000.00	:	Total Corresponding Premium 1, which is the oldest remaining Premium. All of this Premium must be withdrawn to meet the requested Net Withdrawal Amount.
$90,500.00	:
The amount of Premium 1 withdrawn after deducting the Withdrawal Charge and the Recapture Charge paid to us (Total Corresponding Premium 1 withdrawn ($100,000) less the Withdrawal Charge from Premium 1($100,000 multiplied by WC%1 (7.00%) equals $7,000) less the Recapture Charge from Premium 1 ($100,000 multiplied by RC%1 (2.50%) equals $2,500))

$39,500.00	:
 Net withdrawal amount needed from Premium 2, which is equal to the Net Withdrawal Amount requested ($150,000), minus Earnings ($7,000), minus the free withdrawal amount ($13,000), and minus the amount withdrawn from Premium 1 after deducting the Withdrawal Charge and the Recapture Charge ($90,500)

$44,382.02	:
Total Corresponding Premium 2.   The amount of Premium 2 to which the appropriate recapture charge percentage and withdrawal charge percentage are applied.  This amount is determined by multiplying the net withdrawal amount needed from Premium 2 ($39,500) by a factor determined by the percentage amounts of the applicable charges.  In this example, the corresponding Premium 2 is specifically calculated as follows: $39,500 X (1/[1 – (8.50% + 2.50%)]) = $44,382.02.  In this calculation, the 8.50% represents the WC%2, and the 2.50% represents the RC%2.

$150,000.00	:	Net Withdrawal Amount
$7,000.00	:	Withdrawal Charge from Premium 1: $100,000 multiplied by WC%1 (7.00%)
$2,500.00	:	Recapture Charge from Premium 1: $100,000 multiplied by RC%1 (2.50%)

$3,772.47	:	Withdrawal Charge from Premium 2: $44,382.02 multiplied by WC%2 (8.50%)
$1,109.55	:	Recapture Charge from Premium 2: $44,382.02 multiplied by RC%2 (2.50%)
$164,382.02	:
Total Withdrawal Amount (Net Withdrawal requested ($150,000.00) plus the Withdrawal Charge ($7,000.00 plus $2,500.00 equals $9,500.00 in total Withdrawal Charges) and the Recapture Charge ($3,772.47 plus $1,109.55 equals $4,882.02 in total Recapture Charges) that is imposed on the withdrawal of Premium) which is the total amount deducted from the Contract Value)

$42,617.98	:	Contract Value after Total Withdrawal ($207,000.00 less $164,382.02)

Example 3 illustrates the application of the 4% Contract Enhancement endorsement to a Contract with a single Premium payment and the application of recapture charges when a contract is annuitized and the corresponding Income Date is within the recapture charge schedule (please see the Recapture Charge Schedule(s) beginning on page 37 of this prospectus).  This example assumes that the Contract is issued on October 1, 2012, and that the Contract Value grows to $128,837.76 by September 30, 2016.  The Contract Owner requests to annuitize his or her Contract and the Income Date is September 30, 2016.

Example 3
10/1/2012	:	Contract Issue Date
$100,000.00	:	Premium
4.00%	:	Contract Enhancement Percentage
$4,000.00	:	Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (4.00%))
2.50%	:	Recapture Charge Percentage for Completed Year 3-4 (RC%)
5.50%	:	Hypothetical Net Return

At end of Year 4
9/30/2016	:	Income Date
$128,837.76	:	Contract Value at end of Year 4
$2,500.00	:	Recapture Charge when the Income Date is at the end of Year 4: Premium ($100,000) multiplied by RC% (2.50%)
$126,337.76	:	Contract Value to be annuitized (Contract Value less Recapture Charge on the Income Date)

APPENDIX C

BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 2012 from the Distributor in relation to the sale of our variable insurance products.

1st Global Capital Corporation	Bankers & Investors Co	Center Street Securities	Deutsche Bank Securities, Inc.
Adirondack Trading Group LLC	BB&T Investment Services Inc	Century Securities & Associates, Inc.	DeWaay Financial Network, LLC
Advest, Inc.	BBVA Compass Investment Solutions Inc.	Ceros Financial Services INC	DFPG Investments
Advisory Group Equity Services	BCG Securities	Cetera Advisors LLC	Dorsey and Company, Inc.
Aegis Capital Corp	Benjamin F Edwards & Co Inc	Cetera Financial Specialists	Double Eagle Securities of America Inc.
Affinity Financial Services, LLC	Berthel Fisher & Co Financial Services	CFD Investments, Inc.	Downstate Securities Group, Inc.
Alamo Capital	BestVest Investments, Ltd.	Chelsea Financial Services	Duncan Williams Inc.
Allegheny Investments, Ltd.	BFT Financial Group	CIM Securities LLC	EDI Financial Inc.
Allegiance Capital	BMO Harris Financial Advisors, Inc.	Client One Securities LLC	Edward Jones
Allegiant Securities	BOSC Inc	Coastal Equities	EK Riley Investments, LLC
Allen & Company	Brecek & Young Advisors, Inc.	Colorado Financial Service Corporation	ePlanning Securities
Allen, Mooney & Barnes Brokerage	Broker Dealer Financial	Comerica Insurance Services, Inc.	Equable Securities Corp.
Services, LLC	Brokers International Financial Services	Commonwealth Financial Network	Equity Services Inc
Allied Beacon Partners Inc	Bruce A. Lefavi Securities, Inc.	Community Investment Services	Essex Financial Services Inc
Allstate Financial Services LLC	Cadaret, Grant & Company	Comprehensive Asset Management and	Essex National Securities Inc
American Equity Investment Corp	Calton & Associates Inc	Servicing, Inc.	Fairport Capital, Inc.
American General Securities, Inc.	Cambridge Investment Research	Concorde Investment Services	FCG Advisors, LLC
American Independent Securities Group, LLC	Cantella & Co, Inc	Coombe Financial Services Inc.	Fenwick Securities, Inc.
American Investors Company	Cape Fear Securities, Inc.	Coordinated Capital Securities	Fifth Third Securities
American Municipal Securities, Inc.	Cape Securities	Country Club Financial Services Inc.	Financial Advisers Of America
American Portfolios Financial Services, Inc.	Capital Analysts Inc	Crowell, Weedon & Co	Financial Advisors of America
Ameriprise Advisor Services Inc.	Capital Financial Services	Crown Capital Securities LP	Financial Network Investment
Ameritas Investment Corp	Capital Guardian LLC	CUE Financial Group	Financial Partners Credit Union
Arete Wealth Management LLC	Capital Investment Group	CUNA Brokerage Services, Inc.	Financial Planning Consultants
Arque Capital Ltd	Capital Management Securities	Cuna Mutual Insurance Agency	Financial Security Management
Arvest Asset Management	Capital One Investment Services, LLC	CUSO Financial Services	Financial Telesis Inc
Associated Investment Services	Capitol Securities Management, Inc.	CW Securities LLC	Financial West Investment Group
Ausdal Financial Partners Inc	Capwest Securities, Inc.	D A Davidson	Fintegra, LLC
Avalon Investment & Securities Group Inc.	Cary Street Partners LLC	D H Hill Securities LLP	First Allied Securities, Inc
AXA Advisors LLC	CBIZ Financial Solutions, Inc.	Dalton Strategic Investment	First American Securities
B B Graham & Co Inc	CCF Investments, Inc.	Davenport & Company	First Brokerage America LLC
B C Ziegler and Company	CCO Investment Services	David A Noyes & Company	First Citizens Financial Plus Inc.
Bancorpsouth Investment Services, Inc.	Centara Capital Securities Inc.	Delta Equity Services Corporation	First Citizens Investor Services
Bancwest Investment Services, Inc.	Centaurus Financial Inc	Dempsey Lord Smith LLC	First Citizens Securities Corp.
Bank of America	Centennial Securities Company	Despain Financial Corporation	First Financial Equity

First Heartland Capital Inc	Hancock Securities Group LLC	Investment Professionals Inc	Lucia Securities LLC
First Independent Financial Services	Hantz Financial Services	Investors Capital Corporation	M & T Securities
First Midwest Securities	Harbor Financial Services	Investors Security Co Inc	M. Holdings Securities, Inc.
First National Capital Markets	Harbour Investment Inc	J P Turner & Co LLC	M&I Financial Advisors, Inc
First Southeast Investor	Harger & Company	J W Cole Financial Inc.	Madison Ave Securities
First Tennessee Brokerage Direct	Harold Dance Investments	J. Alden Associates, Inc.	Mark Stewart Securities Inc.
First Western Advisors	Harris Bancorp Insurance Services, Inc.	James T Borello & Company	McLaughlin Ryder Investments
First Western Securities, Inc.	Harvest Capital LLC	Janney Montgomery Scott LLC	McNally Financial Services Corp
FirstMerit Financial Services, Inc.	Hazard & Siegel Inc	JHS Capital Advisors	Means Investment Co. Inc.
Five Star Investment Services	HBW Securities	JJB Hilliard WL Lyons Inc	MerCap Securities, LLC
Focus Insurance Agency Inc.	Hefren-Tillotson, Inc.	JRL Capital Corporation	Mercer Allied
Foothill Securities, Inc	High Street Securities	K.W. Chambers & Co.	Meridian United
Foresters Equity Services Inc.	Hightower Securities LLC	Kaiser and Company	Merrill Lynch
Forsyth Securities	Hilliard Lyons	Kalos Capital Inc	Merrimac Corp Securities
Fortune Financial Services, Inc.	Homestreet Insurance	KCD Financial	Mesirow Financial Inc
Founders Financial Securities	Hornor Townsend & Kent Inc	KCG Securities LLC	Metlife Securities
Freedom Investors Corp.	HSBC Securities	Kehrer Saltzman & Associates	Metropolitan Investment Securities Inc.
Frost Brokerage Services, Inc.	Humana MarketPoint Inc.	Kenai Investments Inc	Michigan Securities, Inc.
FSC Securities Corporation	Huntington Ins. Inc.	Key Investment Services	Mid Atlantic Capital Corp
Fulcrum Securities Inc	Huntington Investment Company	KMS Financial Services Inc	MidAmerica Financial Services
G F Investment Services	Huntleigh Securities Corp.	Koehler Financial LLC	Mid-Atlantic Securities Inc
G. W. Sherwold Associates Inc.	IBN Financial Services	Kovack Securities, Inc	Midwestern Securities Trading Co.
GA Repple & Company	IFG Network Securities	L.M. Kohn & Company, Inc.	Milkie/Ferguson Investments, Inc.
Garden State Securities	IFS Securities	Labrunerie Financial Inc	Mischler Financial Group, Inc.
GBS Financial Corporation	IMS Securities	Lamar Enterprises Inc.	MML Investors Services Inc
Geneos Wealth Management Inc	Independence Capital Co	Landolt Securities Inc	Moloney Securities Co., Inc.
Gentry Partners Ltd	Independent Financial Group	Larson Financial Securities	Money Concepts Capital Corp
Genworth Financial Securities Corporation	Infinex Investments Inc	Lasalle St Securities LLC	Moors & Cabot, Inc.
Gilford Securities Incorporated	Infinity Securities Inc.	Legacy Financial Services, Inc.	Morgan Keegan
Girard Securities, Inc.	ING Financial Advisers LLC	Legend Equities Corp	Morgan Stanley Smith Barney
Glen Eagle Advisors, LLC	ING Financial Partners Inc	Leigh Baldwin & Co LLC Inc	Morris Group Inc
Global Brokerage Services, Inc.	Institutional Securities Corp	Leonard & Company	MSC – BD LLC
Gold Coast Securities, Inc.	Intercarolina Financial Services, Inc.	Liberty Group, LLC	MTL Equity Products, Inc.
Gradient Securities	Intercontinental Asset Management Group	Liberty Partners Financial	Multi-Financial Securities Corp
Grant Williams LP	International Assets Advisory	LifeMark Securities Corp	Mutual of Omaha Investor Services
Great American Investors Inc.	Intervest International Equities Corp.	Lincoln Financial Advisors	Mutual Securities Inc
Great Nation Investment Corporation	INVEST Financial Corporation	Lincoln Financial Securities	Mutual Trust Company
Great Southern Bank	Investacorp, Inc.	Lincoln Investment Planning	MWA Financial Services, Inc.
GWN Securities Inc	Investment Advisors & Consultants, Inc.	Lombard Securities	National Planning Corporation
H Beck Inc	Investment Centers Of America	Longevity Capital LLC	National Securities Corp
H D Vest Investment Securities	Investment Network, Inc.	Lowell & Company Inc	Nationwide Planning Associates
Hancock Investment Services	Investment Planners, Inc.	LPL Financial Corporation	Nationwide Securities, LLC

Navy Federal Brokerage Services	Pro Equities, Inc	Sigma Financial Corporation	Thrivent Investment Management
NBC Securities Inc	Prospera Financial Services Inc	Signator Investors, Inc	Thurston, Springer, Miller, Herd & Titak, Inc
New England Securities	Protected Investors of America	Signature Securities Group Corp.	Tower Square Securities
Newbridge Securities Corp	PTS Brokerage LLC	SII Investments	Transamerica Financial Advisors, Inc
Newport Coast Securities	Puplava Securities Inc.	Silver Oak Securities	Triad Advisors, Inc.
NEXT Financial Group, Inc.	Purshe Kaplan Sterling	Singer Xenos Securities Corp.	Tricor Financial, LLC
NFP Securities Inc	QA3 Financial Corporation	Small Business Insurance Agency	Triune Capital Advisors
NIA Securities LLC	Quest Capital Strategies, Inc.	SMH Capital Inc	Trustmont Financial Group
Northeast Capital Management, Inc.	Quest Securities	Smith Brown & Groover, Inc.	U.S. Bancorp Investments, Inc.
Northeast Securities, Inc.	Questar Capital Corporation	Smith Moore & Co	UBS Financial Services Inc
Northland Securities, Inc.	Quick and Reilly Inc.	Sorrento Pacific Financial	UMB Insurance, Inc.
Northridge Securities Corp	R.M. Stark & Co., Inc.	South Valley Wealth Management	Umpqua Investments Inc
Northwestern Mutual Investment Services, LLC	Rampart Financial Services, Inc.	Southeast Investments	Unionbanc Investment Services
NPB Financial Group	Raymond James	Southwest Securities Financial Services	United Brokerage Services, Inc.
NYLife Securities	RBC Capital Markets Corp	Spire Securities LLC	United Global Securities Inc
OFG Financial Services, Inc.	RDM Investment Services, Inc.	St Bernard Financial Services	United Planners Financial Services Of
Ogilvie Security Advisors	Regal Securities Inc	Stephens Inc	America
OneAmerica Securities	Rendler Sales Consulting, LLC	Sterne Agee & Leach Group Inc	Univest Insurance Inc.
Online Brokerage Services Inc.	Resource Horizons Group	Sterne Agee Financial Services	USA Financial Securities Corp
Oppenheimer & Co	Rhodes Securities, Inc.	Stifel Nicolaus & Company	USI Securities, Inc.
Pacific West	Ridgeway & Conger Inc	Strategic Financial Alliance	UVEST
Packerland Brokerage Services	River Stone Wealth Management	Summit Brokerage Services Inc	Valic Financial Advisors Inc
Paradigm Equities, Inc.	RNR Securities LLC	Summit Equities Inc	Valley National Investments
Park Avenue Securities	Robert W Baird & Co Inc	Sunbelt Securities	ValMark Securities Inc
Parsonex Securities, LLC	Rogan and Associates	Sunset Financial Services, Inc	Vanderbilt Securities LLC Inc
Peak Brokerage Services	Royal Alliance Associates Inc	SunTrust Investment Services, Inc.	Veritrust Financial LLC
Penn Plaza Associates	Royal Securities	SWBC Investment Services LLC	Vorpahl Wing Securities
People ’ s Securities Inc	RSG Capital Corporation	SWS Financial Service, Inc.	VSR Financial Services, Inc.
PFA Security Asset Management	S. G. Long & Company	Symetra Investment Services	Waddell & Reed, Inc
PIM Financial Services	Sagepoint Financial	Synergy Investment Group	Wall Street Financial Group
PlanMember Securities	Sammons Securities	Synovus Securities Inc.	Wall Street Strategies Inc.
PMK Securities & Research, Inc.	Santander Securities LLC	Tandem Securities Inc.	Walnut Street Securities
PNC Investments LLC	Saxony Securities Inc	TD Wealth Mangement Services, Inc.	Waterford Investor Services, Inc.
PPA Investments, Inc.	SCF Secuties, Inc.	TFS Securities	Wayne Hummer Investments LLC
Presidential Brokerage, Inc	Scott & Stringfellow Inc	The Huntington Investment	WBB Securities
Prime Capital Services Inc	Secure Planning Inc	Company	Wedbush Securities Inc.
Prime Solutions Securities, Inc.	Securian Financial Services	The Investment Center Inc	Weitzel Financial Services Inc
Prime Vest Financial Services	Securities America	The Leaders Group	Wells Fargo Advisors
Princor Financial Services	Securities Mangement & Research, Inc.	The O.N. Equity Sales Company	WesBanco Securities
Private Client Services LLC	Securities Service Network	The Windmill Group	Wescom Financial Services

Westco Investment Corp
Western Equity Group
Western International Securities Inc
Westminster Financial Securities
Westport Resources Investment Services, Inc
WFG Investments Inc
Wilbanks Securities, Inc.
Williams Financial Group
Windsor Sheffield & Co, Inc
Woodbury Financial Services Inc
Woodmen Financial Services, Inc.
World Equity Group, Inc.
World Financial Group
Worth Financial Group Inc.
WR Rice Financial Services, Inc.
WRP Investments Inc
Wunderlich Securities

APPENDIX D

GMWB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial Premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges, no prior partial withdrawals have been made, and the bonus percentage (if applicable) is 7%.  The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus.  If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%.  If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage.

See Appendix E for examples regarding Jackson Select Protector GMWB, LifeGuard Freedom Flex GMWB, and LifeGuard Freedom Flex GMWB with Joint Option.  See Appendix G for examples regarding LifeGuard Freedom 6 Net GMWB, LifeGuard Freedom 6 Net GMWB with Joint Option, and MarketGuard Stretch GMWB.

Example 1: This example demonstrates how GMWB values are set at election.

▪	Example 1a: If the GMWB is elected at issue:
♦	Your initial GWB is $100,000, which is your initial Premium payment.
♦	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).
♦	If your endorsement includes an Earnings-Sensitive Adjustment, your initial GMWB Earnings Determination Baseline is $100,000, which is your initial Premium payment.

▪	Example 1b: If the GMWB is elected after issue (if permitted) when the Contract Value is $105,000:
♦	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.
♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪
Example 1c: If the GMWB is elected after issue (if permitted) or you convert to another GMWB, if permitted, when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

♦
Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.  If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value less the Recapture Charge declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).
♦	If your endorsement does not contain a varying benefit percentage, your GWB is not reduced by the Recapture Charge at the time the GMWB is elected or converted.

▪	Notes:
♦	If your endorsement contains a varying benefit percentage:
-
Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option.

-
If your endorsement allows for re-determination of the GAWA%, your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB at the time of election.
♦	If your endorsement includes a 200% Guaranteed Withdrawal Balance Adjustment provision, your initial 200% GWB adjustment is set equal to 200% times your initial GWB.
♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, your initial GMWB Earnings Determination Baseline is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

Example 2: This example demonstrates how your GAWA% is determined.  If your endorsement contains a varying benefit percentage, your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of a GMWB Income Option.  Your GAWA% is set based upon your attained age at that time.  Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪	If your endorsement allows for re-determination of the GAWA%, your GAWA% will be re-determined based on your attained age if your Contract Value at the time of a step-up is greater than the BDB.

Example 3: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined.

▪
Example 3a: This example demonstrates what happens if you make an additional Premium payment of $50,000, your GWB is $100,000 at the time of payment, and your Contract includes a Contract Enhancement provision which provides $2,500 to your contract at the time of the Premium Payment and your GMWB calculations include Contract Enhancements :

♦
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).  Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

-
If your endorsement does not contain a varying benefit percentage, your new GWB is $152,500, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000) plus the Contract Enhancement resulting from the Premium payment ($2,500).  Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

♦	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).
-
If your endorsement does not contain a varying benefit percentage, your GAWA is $7,625, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of the amount of increase in your GWB resulting from the additional Premium payment.

♦
If your endorsement includes an Earnings-Sensitive Adjustment and your GMWB Earnings Determination Baseline is $100,000 at the time of the additional Premium payment, your new GMWB Earnings Determination Baseline is $150,000, which is your GMWB Earnings Determination Baseline prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).  Note that GMWB Earnings Determination Baseline is not subject to a maximum.

▪
Example 3b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium.  If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

♦	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.
♦	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:
♦	If your endorsement contains a varying benefit percentage:
-	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.
-	If your endorsement allows for re-determination of the GAWA%, your BDB is increased by the Premium payment.
♦	If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.
♦	If your endorsement includes a 200% Guaranteed Withdrawal Balance Adjustment provision:
-
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your 200% GWB adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000.  For example, if, as in Example 3a, you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB adjustment value before the additional Premium payment is $200,000, then the 200% GWB adjustment is increased by 200% of the additional Premium payment.  The resulting 200% GWB adjustment is $200,000 + $100,000 = $300,000.

-
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your 200% GWB adjustment is increased by the Premium payment, subject to a maximum of $5,000,000.  For example, if you make an additional Premium payment of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB adjustment value before the additional Premium payment is $200,000, then the 200% GWB adjustment is increased by 100% of the additional Premium payment. The resulting 200% GWB adjustment is $200,000 + $50,000 = $250,000.
♦	If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is increased by the Premium payment, subject to a maximum of $5,000,000.
♦	If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline is increased by the Premium payment.

Example 4: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is your GAWA for endorsements for non-qualified and qualified contracts that do not permit withdrawals in excess of the GAWA or which is the greater of your GAWA or your RMD for those GMWBs related to qualified contracts that permit withdrawals in excess of the GAWA to equal your RMD).

▪	Example 4a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:
♦	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).
♦	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪
Example 4b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

♦	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).
♦	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.
♦
If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, and if your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

♦	If your endorsement includes an Earnings-Sensitive Adjustment provision:
-
The GMWB Earnings Determination Baseline will be reduced by the amount of the withdrawal in excess of GMWB Earnings. The GMWB Earnings Determination Baseline cannot be reduced below zero, however.  See Example 13.

-
An Earnings-Sensitive Adjustment may apply to your withdrawal, which will allow you to withdraw additional amounts from your contract during that  Contract Year without causing a proportional reduction of your GMWB.  See Example 13a and 13 b.

Example 5: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4).

▪	Example 5a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:
♦	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.
-
If your endorsement contains an annual step-up provision or if your endorsement does not contain an annual step-up provision, and is not a For Life GMWB, your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

♦
Your GAWA is recalculated based on the type of endorsement you have elected.  In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

-
If your endorsement contains an annual step-up provision or if your endorsement does not contain an annual step-up provision, and is not a For Life GMWB, your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:
♦	Your GWB is recalculated based on the type of endorsement you have elected.
-
If your endorsement contains an annual step-up provision or if your endorsement does not contain an annual step-up provision, and is not a For Life GMWB, your new GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

♦
Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement.  In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

-
If your endorsement contains an annual step-up provision or if your endorsement does not contain an annual step-up provision, and is not a For Life GMWB, your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:
♦	Your GWB is recalculated based on the type of endorsement you have elected.
-
If your endorsement contains an annual step-up provision or if your endorsement does not contain an annual step-up provision, and is not a For Life GMWB, your new GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

♦
Your GAWA is recalculated based on the type of endorsement you have elected and/or  the effective date of the endorsement.  In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

-
If your endorsement contains an annual step-up provision or if your endorsement does not contain an annual step-up provision, and is not a For Life GMWB, your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	If your endorsement contains a varying benefit percentage and allows for re-determination of your GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is recalculated to equal the lesser of 1) your bonus base prior to the withdrawal or 2) your GWB following the withdrawal.  In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.
♦
If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, and if your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

♦	If your endorsement includes an Earnings-Sensitive Adjustment provision:
-
The GMWB Earnings Determination Baseline will be reduced by the amount of the withdrawal in excess of GMWB Earnings. The GMWB Earnings Determination Baseline cannot be reduced below zero, however.  See Example 13.

-
Your GWB will be reduced dollar for dollar for up to the sum of the Earnings-Sensitive Adjustments during that Contract Year and the GAWA, and your GWB and GAWA will be reduced proportionally only for the portion of the withdrawal in excess of that amount.  See Example 13c.

Example 6: This example illustrates how GMWB values are re-determined upon step-up.  (This example only applies if your endorsement contains a step-up provision.)

▪	Example 6a: This example demonstrates what happens if at the time of step-up your Contract Value is $200,000, your GWB is $90,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value.
♦
If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

-
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

♦
However, if your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value at the time of the step-up is greater than your BDB.

-	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:
•	Your GAWA% is set to 6%, since your Contract Value ($200,000) is greater than your BDB ($100,000).
•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).
•	Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000).

♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

-
If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

▪	Example 6b: This example demonstrates what happens if at the time of step-up your Contract Value is $90,000, your GWB is $80,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value.
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).
-
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

♦
If your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value is greater than your BDB.  However, in this case, it is assumed that your initial Premium is $100,000.  Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%.  In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($90,000).

♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

-	Even if your endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your bonus base has not been increased due to the step-up.
▪	Notes:
♦
Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.  If the charge does increase, a separate calculation would be recommended to establish if the step-up is beneficial.

♦	If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.
♦
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

♦	If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.
♦	If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since step-ups do not impact the GWB adjustment.
♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged since step-ups do not impact the GMWB Earnings Determination Baseline.

Example 7: This example demonstrates how the timing of a withdrawal request interacts with the timing of the step-up provision (if applicable) to impact re-determination of GMWB values.  (This example only applies if your endorsement contains a step-up provision.)

▪
Example 7a: This example demonstrates what happens if prior to any transactions your Contract Value  is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

♦
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value.  At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).  On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA.  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).  Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

-
If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

-
If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000).  Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

♦
This example demonstrates what happens if you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000).  Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value.  At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA.  At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

-
If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

-
If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals.  At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($195,000).

▪	Notes:
♦
As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

-
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

-
If your endorsement contains an annual step-up provision , the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

-	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.
♦	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.
♦	Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.
♦	If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

♦
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

♦	If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the withdrawal (if not previously determined).
-	If your endorsement allows for re-determination of the GAWA%, the GAWA% is re-determined upon step-up if your Contract Value is greater than your BDB.
♦	If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.
♦
If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, and if your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where a minimum death benefit is reduced proportionately for withdrawals, the death benefit may be reduced by more than the amount of the withdrawal.

♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline would not be adjusted for the step-up since step-ups do not impact the GMWB Earnings Determination Baseline, but your GMWB Earnings Determination Baseline may be reduced for the withdrawal.  See Example 13 to see how the GMWB Earnings Determination Baseline is re-determined on a withdrawal.

Example 8: This example illustrates how GMWB values are re-determined upon application of the Guaranteed Withdrawal Balance Bonus.  (This example only applies during the Bonus Period if your endorsement contains a Guaranteed Withdrawal Balance Bonus provision.)

▪	Example 8a: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your bonus base ($100,000 + $100,000*0.07 = $107,000).
♦	Your GAWA for the next year is recalculated to equal $5,350, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($107,000*0.05 = $5,350).
♦
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 8b: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your bonus base ($90,000 + $100,000*0.07 = $97,000).
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).
♦
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your bonus base is not recalculated upon the application of the bonus to your GWB.
♦
If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

♦	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not impacted by the application of the bonus.
♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since the GWB adjustment is not impacted by the application of the bonus.

♦
If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, and if your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged since the GMWB Earnings Determination Baseline is not impacted by the application of the bonus.

Example 9: This example illustrates how the GAWA is re-determined when the For Life Guarantee becomes effective after the effective date of the endorsement.  At the time the For Life Guarantee becomes effective, your GAWA is re-determined.  (This example only applies if your endorsement is a For Life GMWB that contains a For Life Guarantee that becomes effective after the effective date of the endorsement.)

▪	Example 9a: This example demonstrates what happens if on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 9b: This example demonstrates what happens if your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:
♦
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted.  However, your GAWA would not be permitted to exceed your remaining GWB.  Your GAWA is not recalculated since the Contract Value is $0.

♦	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 9c: This example demonstrates what happens if on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

♦
Although your GAWA is $0, upon step-up or subsequent Premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦
 Your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the date the youngest Covered Life attains, or would have attained, age 59 1/2 if your endorsement is a For Life GMWB with Joint Option).

Example 10: This example illustrates how the For Life Guarantee is affected upon death of the Owner on a For Life GMWB with Joint Option.  (This example only applies if your endorsement is a For Life GMWB with Joint Option.)

▪	This example demonstrates what happens if at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:
♦
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date.  Once the For Life Guarantee becomes effective, the surviving Covered

Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.
♦
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect.  The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained).  The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

♦	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.
▪	Notes:
♦
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age 59 1/2.

♦	If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.
♦	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged at the time of continuation.
♦	If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged at the time of continuation.

Example 11: This example demonstrates how the GWB is re-determined upon application of the 200% Guaranteed Withdrawal Balance Adjustment.  (This example only applies if your endorsement contains a 200% Guaranteed Withdrawal Balance Adjustment)

▪
Example 11a: This example demonstrates what happens if on the 200% GWB Adjustment Date, your GWB is $160,000, your 200% GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:

♦	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the 200% GWB adjustment ($160,000) or 2) the 200% GWB adjustment ($200,000).

▪
Example 11b: This example demonstrates what happens if on the 200% GWB Adjustment Date, your GWB is $210,000, your 200% GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:

♦	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the 200% GWB adjustment ($210,000) or 2) the 200% GWB adjustment ($200,000).

▪	Notes:
♦	The 200% GWB adjustment provision is terminated on the 200% GWB Adjustment Date after the 200% GWB adjustment is applied (if any).
♦	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.
♦	No adjustment is made to your bonus base since the bonus base is not impacted by the 200% GWB adjustment.
♦	If your endorsement allows for re-determination of the GAWA%, no adjustment is made to your BDB since the BDB is not impacted by the 200% GWB Adjustment.
♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, no adjustment is made to your GMWB Earnings Determination Baseline since the GMWB Earnings Determination Baseline is not impacted by the 200% GWB adjustment.

Example 12: This example expands on the basic examples at pages  91 and  103 and demonstrates how GMWB values are valued and re-determined at the time of a withdrawal when the Earnings-Sensitive Adjustment increases the permissible withdrawal amount.  (This example only applies if your endorsement contains an Earnings-Sensitive Adjustment provision.)

▪
Example 12a: This example demonstrates how the Earnings-Sensitive Adjustment is applied if the GMWB Earnings are in excess of the total withdrawal.  This example assumes that you request a withdrawal that includes the applicable Earnings-Sensitive Adjustment, if any, where at the time of the withdrawal your Contract Value is $118,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year. Thus, your requested withdrawal amount (before the application of the Earnings-Sensitive Adjustment) is $5,000:

♦	Your GMWB Earnings are equal to $18,000, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($118,000 - $100,000 = $18,000).

♦
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000).  Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

♦	The Earnings-Sensitive Adjustment is equal to $3,333, which is the lesser of two quantities:
-	$7,200, which is equal to 40% of the GMWB Earnings (0.40 * $18,000 = $7,200)
-	$3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).
♦
The total withdrawal amount is equal to $8,333, which is the requested withdrawal amount before the Earnings-Sensitive Adjustment (or your MEWAR) plus the Earnings-Sensitive Adjustment ($5,000 + $3,333 = $8,333).

♦	Your Contract Value after the withdrawal is equal to $109,667, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($118,000 - $8,333 = $109,667).
♦
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $100,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($0, since the withdrawal of $8,333 is less than the GMWB Earnings of $18,000).  Since the GMWB Earnings is in excess of the total withdrawal the GMWB Earnings Determination Baseline is not reduced.

♦
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($3,333 + $5,000 - $8,333 = 0).

♦
Your GWB after the withdrawal is equal to $91,667, which is the GWB before the withdrawal less the total partial withdrawal ($100,000 - $8,333 = $91,667). Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,333) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.

♦
Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,333) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

▪
Example 12b: This example demonstrates how the Earnings-Sensitive Adjustment is applied if there are no GMWB Earnings in the Contract, i.e. your Contract Value is less than the GMWB Earnings Determination Baseline at the time of your total withdrawal.  This example assumes that you request a withdrawal that includes the applicable Earnings-Sensitive Adjustment, if any, where at the time of the withdrawal your Contract Value is $98,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year. Thus, your requested withdrawal amount (before the application of the Earnings-Sensitive Adjustment) is $5,000:

♦	Your GMWB Earnings are equal to $0, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($98,000 - $100,000 = -$2,000 which is less than zero).
♦
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000).  Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

♦	The Earnings-Sensitive Adjustment is equal to $0, which is the lesser of two quantities:
-	$0, which is equal to 40% of the GMWB Earnings (0.40 * $0 = $0)
-	$3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).
♦
The total withdrawal amount is equal to $5,000, which is the requested withdrawal amount before the Earnings-Sensitive Adjustment (or your MEWAR) plus the Earnings-Sensitive Adjustment ($5,000 + $0 = $5,000).

♦	Your Contract Value after the withdrawal is equal to $93,000, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($98,000 - $5,000 = $93,000).
♦
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $95,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($5,000 - $0 = $5,000).  Since there are no GMWB Earnings at the time of the withdrawal the GMWB Earnings Determination Baseline is reduced by the total withdrawal amount.

♦
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $5,000 = 0).

♦
Your GWB after the withdrawal is equal to $95,000, which is the GWB before the withdrawal less the total partial withdrawal ($100,000 - $5,000 = $95,000). Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($0) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.

♦
Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($0) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

▪
Example 12c: This example demonstrates an Excess Withdrawal that results in a re-determination of your GWB and GAWA.  This example assumes that you request a withdrawal for $15,000 where at the time of the withdrawal your Contract Value is $108,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year.

♦	Your GMWB Earnings are equal to $8,000, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000).
♦
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000).  Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

♦
Because you specified a withdrawal of exactly $15,000 including the Earnings-Sensitive Adjustment, the amount of the Earnings-Sensitive Adjustment for that withdrawal must be calculated. This requires a couple of steps.

First, the Earnings-Sensitive Adjustment that would apply to a withdrawal of the MEWAR is calculated.  This is the maximum Earnings-Sensitive Adjustment that could apply to a withdrawal of any size at that time.  The maximum Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two quantities:

$3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200)
$3,333, which is equal to 2/3 of the MEWAR (2/3 * $5,000 = $3,333).

Second, your requested withdrawal is compared to the withdrawal of the MEWAR ($5,000) plus the maximum Earnings-Sensitive Adjustment ($3,200).  Your requested withdrawal of $15,000 is greater than $8,200 ($5,000 + $3,200), so your Earnings-Sensitive Adjustment is equal to the maximum Earnings-Sensitive Adjustment ($3,200).

Thus, your $15,000 withdrawal has a $3,200 Earnings-Sensitive Adjustment.  Note that the result is the same as if you had requested a withdrawal of $11,800 plus the Earnings-Sensitive Adjustment, since your total withdrawal would also have been $15,000 in that case.

♦	The total withdrawal amount is equal to $15,000. Thus, your requested withdrawal exceeds your GAWA plus the Earnings-Sensitive Adjustment.
♦	Your Contract Value after the withdrawal is equal to $93,000, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $15,000 = $93,000).
♦
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $93,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($15,000 - $8,000 = $7,000).  Since a portion of the total withdrawal ($7,000) is in excess of GMWB Earnings, the GMWB Earnings Determination Baseline is reduced by the amount of the withdrawal in excess of GMWB Earnings.

♦
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $15,000 = -$6,800 which is less than zero).

♦
Your GWB after the withdrawal is equal to $85,545, which is your GWB reduced dollar for dollar for your GAWA plus the Earnings-Sensitive Adjustments in the current Contract Year, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA plus the Earnings-Sensitive Adjustments for the current Contract Year [($100,000 - $8,200) * (1 - ($15,000 - $8,200) / ($108,000 - $8,200)) = $85,545].

♦
Since the total partial withdrawals for the year ($15,000) then exceeds the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), your GAWA after the withdrawal is equal to $4,659, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA plus the Earnings-Sensitive Adjustments for the current Contract Year [$5,000*(1-($15,000-$8,200)/($108,000-$8,200))=$4,659].

▪	Notes:
♦	If your For Life Guarantee is not in effect, your Earnings-Sensitive Adjustment may not exceed the greater of zero or your GWB less the MEWAR.
♦
If you request a withdrawal of an exact amount (for example, you wish to take a withdrawal from your Contract Value of only your GAWA, and no more), an Earnings-Sensitive Adjustment will still be calculated.  The effect of that Earnings-Sensitive Adjustment will be to potentially allow for an additional amount available for withdrawal during the current Contract Year without incurring proportional reduction of your benefit.  In other words, due to the Earnings-Sensitive Adjustment your GAWA may decrease by less than the total amount of Contract Value withdrawn.

APPENDIX E

GMWB PROSPECTUS EXAMPLES

Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups (“LifeGuard Freedom Flex” and “LifeGuard Freedom Flex with Joint Option GMWB”)

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets (“Jackson Select Protector GMWB”) (No longer offered as of April 29, 2013)

Unless otherwise specified, the following examples apply to and assume you elected either LifeGuard Freedom Flex, LifeGuard Freedom Flex with Joint Option, or Jackson Select Protector GMWB(referred to below as a GMWB) when you purchased your Contract, no other optional benefits other than any available Contract Enhancement that could be elected, your initial Premium payment , net of any applicable Premium taxes, was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges and no prior partial withdrawals have been made.  The examples generally only assume a 200% Guaranteed Withdrawal Balance Adjustment (GWB Adjustment) unless specifically noted, as a 400% GWB Adjustment is not available under all GMWBs.  The examples assume that your age when the GAWA% is first determined corresponds to a GAWA% of 5%, the GMWB elected has a bonus percentage of 7%, the Contract Enhancement is 5% and the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus at page 60 .  If your age at the time the GAWA% is first determined corresponds to a GAWA% other than 5%, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%.  If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage for the GMWB you elected. References to the GMWB Death Benefit refer to a death benefit provided by certain GMWB endorsements, but not to any separate death benefit endorsement.

Example 1: This example demonstrates how GMWB values are set at election.  This example applies ONLY if your endorsement was issued on or after 04/29/2013.

▪	Example 1a: If the GMWB is elected at issue:
♦	Your initial GWB is $100,000, which is your initial Premium payment, net of any applicable Premium taxes.
♦	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

▪
Example 1b: If the GMWB is elected after issue (subject to availability) when the Contract Value is $105,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

♦	Your initial GWB is $100,000, which is your Contract Value ($105,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.
♦	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

▪	Notes:
♦
Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment , net of any applicable Premium taxes, if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract (subject to availability) .

♦	If your endorsement includes a GWB Bonus provision, your initial Bonus Base is set equal to your GWB at the time of election.
♦	If your endorsement includes a 200% GWB Adjustment provision, your initial 200% GWB Adjustment is set equal to 200% times your initial GWB.
♦	If your endorsement includes a 400% GWB Adjustment provision, your initial 400% GWB Adjustment is set equal to 400% times your initial GWB.
♦	If your endorsement includes a GMWB Death Benefit provision, your initial GMWB Death Benefit is set equal to your initial GWB.

Example 2 : This example demonstrates how GMWB values are set at election .  This example applies ONLY if your endorsement was issued before 04/29/2013 .

▪	Example 2a : If the GMWB is elected at issue:

♦	Your initial GWB is $ 105,000 , which is your initial Premium payment ($100,000) , net of any applicable Premium taxes, plus any Contract Enhancement ($100,000*0.05=$5,000) .
♦	Your GAWA is $ 5,250 , which is 5% of your initial GWB ($ 105,000 *0.05 = $ 5,250 ).

▪	Example 2b : If the GMWB is added after issue (subject to availability) when the Contract Value is $105,000:
♦	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.
♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:
♦
Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, if the endorsement is elected at issue or your Contract Value if the endorsement is elected after issuance of the contract, subject to availability.

♦	If your endorsement includes a GWB Bonus provision, your initial Bonus Base is set equal to your GWB at the time of election.
♦	If your endorsement includes a 200% GWB Adjustment provision, your initial 200% GWB Adjustment is set equal to 200% times your initial GWB.
♦	If your endorsement includes a 400% GWB Adjustment provision, your initial 400% GWB Adjustment is set equal to 400% times your initial GWB.
♦	If your endorsement includes a GMWB Death Benefit provision, your initial GMWB Death Benefit is set equal to your initial GWB.

Example 3 : This example demonstrates how your GAWA% is determined.  Your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of a GMWB Income Option.  Your GAWA% is set based upon your attained age at that time.  Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪
Your GAWA% will be re-determined based on your attained age if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of a step-up is greater than the BDB.

Example 4: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined. This example applies ONLY if your endorsement was issued on or after 04/29/2013.

▪	Example 4a: This example demonstrates what happens if you make an additional Premium payment, net of applicable premium taxes, of $50,000, and your GWB is $100,000 at the time of payment:
♦
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment, net of any applicable Premium taxes ($50,000).  Your GWB is subject to a maximum of $5,000,000 (see Example 4b).

♦	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment, net of any applicable Premium taxes ($50,000*0.05 = $2,500).

▪
Example 4b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium.  If you make an additional Premium payment, net of any applicable Premium taxes, of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

♦
Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment, net of any applicable Premium taxes ($100,000) exceeds the maximum of $5,000,000.

♦	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:
♦	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.
♦	Your BDB is increased by the Premium payment, net of any applicable Premium taxes. The BDB is not subject to a maximum of $5,000,000.

♦	If your endorsement includes a GWB Bonus provision, your Bonus Base is increased by the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.
♦
If your endorsement includes a 200% GWB Adjustment provision and the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your 200% GWB Adjustment is increased by the Premium payment, net of any applicable Premium taxes, times 200%, subject to a maximum of $5,000,000.  For example, if, as in Example 4a, you make an additional Premium payment, net of any applicable Premium taxes, of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB Adjustment value before the additional Premium payment is $200,000, then the 200% GWB Adjustment is increased by 200% of the additional Premium payment, net of any applicable Premium taxes.  The resulting 200% GWB Adjustment is $200,000 + $100,000 = $300,000.

♦
If your endorsement includes a 200% GWB Adjustment provision and the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your 200% GWB Adjustment is increased by the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.  For example, if you make an additional Premium payment, net of any applicable Premium taxes, of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB Adjustment value before the additional Premium payment is $200,000, then the 200% GWB Adjustment is increased by 100% of the additional Premium payment, net of any applicable Premium taxes.  The resulting 200% GWB Adjustment is $200,000 + $50,000 = $250,000.

♦	If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit is increased by the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.

Example 5 : This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined. This example applies ONLY if your endorsement was issued before 04/29/2013.

▪
Example 5a : This example demonstrates what happens if you make an additional Premium payment, net of any applicable Premium taxes, of $50,000 and your GWB is $100,000 at the time of payment , and your Contract includes a Contract Enhancement provision which provides $2,500 to your Contract :

♦
Your new GWB is $ 152,500 , which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment, net of any applicable Premium taxes ($50,000) , plus your Contract Enhancement ($2,500) .  Your GWB is subject to a maximum of $5,000,000 (see Example 5b ).

♦
Your GAWA is $ 7,625 , which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement ( ( $50,000 +$2,500) *0.05 = $ 2,625 ).

▪
Example 5b : This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium.  If you make an additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

♦
Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement ($100,000) exceeds the maximum of $5,000,000.

♦	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:
♦	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.
♦	Your BDB is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement. The BDB is not subject to a maximum of $5,000,000.
♦
If your endorsement includes a GWB Bonus provision, your Bonus Base is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.

♦
If your endorsement includes a 200% GWB Adjustment provision and the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your 200% GWB Adjustment is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement times 200%, subject to a maximum of $5,000,000.  For example, if, as in Example 5a , you make an additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement of $ 52,500 prior to your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB Adjustment value before the additional Premium payment is $200,000, then the 200% GWB Adjustment is increased by 200% of the additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement. The resulting 200% GWB Adjustment is $200,000 + $ 105,000 = $ 305,000 .
♦
If your endorsement includes a 200% GWB Adjustment provision and the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your 200% GWB Adjustment is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.  For example, if you make an additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB Adjustment value before the additional Premium payment is $200,000, then the 200% GWB Adjustment is increased by 100% of the additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement.  The resulting 200% GWB Adjustment is $200,000 + $ 52,500 = $ 252,500 .

♦
If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.

Example 6 : This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is your GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA)).

▪	Example 6a : This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:
♦	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).
♦	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the death of any Owner or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪
Example 6b : This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

♦	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).
♦	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).
♦
If you continued to take annual withdrawals equal to your initial and unchanged RMD ($7,500), it would take approximately an additional   12 years to deplete your GWB ($92,500 / $7,500 per year = approximately 12  years), provided that there are no further adjustments made to your GWB or your RMD (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your RMD could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 12  years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
If your endorsement includes a GWB Bonus provision, your Bonus Base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no Bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	If your endorsement includes a 200% GWB adjustment provision, your GWB Adjustment provision is terminated since a withdrawal is taken.
♦
If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit may be reduced.  In the case where your GMWB Death Benefit is reduced for all withdrawals, it will be reduced by the amount of the withdrawal since the withdrawal did not exceed the greater of the GAWA or the RMD.

♦	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.
♦	Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.

Example 7 : This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 6 ).

▪	Example 7a : This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:
♦
Your new GWB is $91,200, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].
Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the any death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 7b : This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:
♦
Your new GWB is $90,250, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

-
Your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 7c : This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:
♦
Your new GWB is $85,500, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

♦
Your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
If your endorsement includes a GWB Bonus provision, your Bonus Base is recalculated to equal the lesser of 1) your Bonus Base prior to the withdrawal or 2) your GWB following the withdrawal.  In addition, no Bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	If your endorsement includes a 200% GWB Adjustment provision, your GWB Adjustment provision is terminated since a withdrawal is taken.

♦
If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit will be reduced.  In the case where your GMWB Death Benefit is reduced for all withdrawals, the GMWB Death Benefit is reduced in the same manner that the GWB is reduced; it is first reduced dollar for dollar for the GAWA and then is reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.  Otherwise, your GMWB Death Benefit is only reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.

♦	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB. .
♦
The Excess Withdrawal is defined to be the lesser of the total amount of the current partial withdrawal, or the amount     by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 8 : This example illustrates how GMWB values are re-determined upon automatic step-up.

▪
Example 8a : This example demonstrates what happens if at the time of step-up your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

♦
Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).

♦
If the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of the step-up is greater than your BDB.

-	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:
•
Your GAWA% is set to 6%, since your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable)   ($200,000) is greater than your BDB ($100,000).

•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).
•
Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of step-up ($200,000).

♦
If your endorsement includes a GWB Bonus provision and your Bonus Base is $100,000 just prior to the step-up, your Bonus Base is recalculated to equal $200,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

-
If you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

▪
Example 8b : This example demonstrates what happens if at the time of step-up your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:

♦
Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).

♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).
-
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

♦
If the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract

Value, as applicable) is greater than your BDB.  However, in this case, it is assumed that your BDB is $100,000.   See examples 1, 2, 4, and 5 for a description of how the BDB is determined.   Your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of step-up ($90,000).   Because the BDB did not increase upon step-up, this is not an opportunity for a redetermination of the GAWA%.  Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

♦
If your endorsement includes a GWB Bonus provision and your Bonus Base is $100,000 just prior to the step-up, your Bonus Base remains $100,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

-	Even though this endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your Bonus Base has not been increased due to the step-up.

▪	Notes:
♦
The Company may increase the GMWB charge upon step-up. You will have an opportunity to discontinue the automatic step-ups and avoid the potential increase in charge due to step-up. You should carefully consider this decision and consult your representative.

♦
Your GWB will only step-up to the Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) if the Contract Value is greater than your GWB at the time of the automatic step-up.

♦	If your endorsement includes a GWB Bonus provision, your Bonus Base will be re-determined only if your GWB is increased upon step-up to a value above your Bonus Base just prior to the step-up.
♦	Your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.
♦	If your endorsement includes a 200% GWB Adjustment provision, your GWB Adjustment remains unchanged since step-ups do not impact the GWB Adjustment.
♦	If your endorsement contains a GMWB Death Benefit provision, your GMWB Death Benefit remains unchanged since step-ups do not impact the GMWB death benefit.
♦
If your endorsement was issued on or after 04/29/2013   and if your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

♦
If your endorsement was issued before 04/29/2013 and if your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Example 9 : This example demonstrates how the timing of a withdrawal request interacts with the timing of the step-up provision (if applicable) to impact re-determination of GMWB values.

▪
Example 9a : This example demonstrates what happens if prior to any transactions your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GWB is $100,000, your GWB is due to Step Up automatically, and you also wish to take a withdrawal of an amount equal to $5,000:

♦
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).  At that time, your GAWA is equal to $10,000, which is 5% of your new GWB ($200,000*0.05 = $10,000).  On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA.  If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your endorsement includes a GWB Bonus provision and your Bonus Base is $100,000 just prior to the step-up, at the time of step-up, your Bonus Base is recalculated and is equal to $200,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).  Your Bonus Base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

-
If your endorsement includes a GWB Bonus provision and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

-
If your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of step-up ($200,000).  Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

♦
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) becomes $195,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000).  Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).  At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your endorsement includes a GWB Bonus provision and your Bonus Base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your Bonus Base is not adjusted since the amount of the withdrawal does not exceed your GAWA.  At the time of step-up, your Bonus Base is recalculated and is equal to $195,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

-
If your endorsement includes a GWB Bonus provision and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

-
If your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals.  At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of step-up ($195,000).

▪	Notes:
♦	As the example illustrates, when considering a request for a withdrawal at or near the same time as application of a step-up, the order of the two transactions may impact your GAWA.
-
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

-
If the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

-	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.
♦	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

♦	If your endorsement includes a GWB Bonus provision, your Bonus Base will be re-determined only if your GWB is increased upon step-up to a value above your Bonus Base just prior to the step-up.
♦	The GAWA% is determined at the time of the withdrawal (if not previously determined).
-
The GAWA% is re-determined upon step-up if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is greater than your BDB.

♦
If your endorsement includes a 200% GWB adjustment provision, your GWB Adjustment provision is terminated at the time of the withdrawal. If your endorsement contains a GMWB Death Benefit provision, the GMWB Death Benefit would not be adjusted for the step-up since step-ups do not impact the GMWB death benefit, but your GMWB Death Benefit may be reduced for the withdrawal.

♦
If your endorsement contains a GMWB Death Benefit provision, the GMWB Death Benefit would not be adjusted for the step-up since step-ups do not impact the GMWB death benefit, but your GMWB Death Benefit may be reduced for the withdrawal.

♦
If your endorsement was issued on or after 04/29/2013   and if your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

♦
If your endorsement was issued before 04/29/2013 and if your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

♦	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where a minimum death benefit is reduced proportionately for withdrawals, the death benefit may be reduced by more than the amount of the withdrawal.

Example 10 : This example illustrates how GMWB values are re-determined upon application of the Bonus applied to your GWB.  (This example only applies if your endorsement contains a GWB Bonus provision.)

 ▪ Example 10a : This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your Bonus Base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your Bonus Base ($100,000 + $100,000*0.07 = $107,000).
♦	Your GAWA for the next year is equal $5,350, which is 5% of your new GWB ($107,000*0.05 = $5,350).
♦
After the application of the Bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 10b : This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your Bonus Base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your Bonus Base ($90,000 + $100,000*0.07 = $97,000).
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the Bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).
♦
After the application of the Bonus, if you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your Bonus Base is not recalculated upon the application of the Bonus to your GWB.
♦	Your GAWA is recalculated upon the application of the Bonus (as described above) only if the application of the Bonus occurs after your GAWA% has been determined.
♦	Your BDB remains unchanged since the BDB is not impacted by the application of the Bonus.
♦	Your GWB Adjustment remains unchanged since the GWB Adjustment is not impacted by the application of the Bonus.
♦	If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit remains unchanged since the GMWB Death Benefit is not impacted by the application of the Bonus.
♦	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

Example 11 : This example illustrates how the GAWA is re-determined when the For Life Guarantee for the LifeGuard Freedom Flex and the LifeGuard Freedom Flex with Joint Option becomes effective after the effective date of the endorsement at age 59 1/2.  At the time the For Life Guarantee becomes effective, your GAWA is re-determined.  (This example only applies if your endorsement is a For Life GMWB that contains a For Life Guarantee that becomes effective after the effective date of the endorsement.)

▪	Example 11a : This example demonstrates what happens if on the date the For Life Guarantee becomes effective, your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 11b : This example demonstrates what happens if your Contract Value has fallen to $0 prior to the date the For Life Guarantee becomes effective, your GWB is $50,000 and your GAWA is $5,000:
♦
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted.  However, your GAWA would not be permitted to exceed your remaining GWB.  Your GAWA is not recalculated since the Contract Value is $0.

♦	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 11c : This example demonstrates what happens if on the date the For Life Guarantee becomes effective, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

♦
Although your GAWA is $0, upon step-up or subsequent Premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

Example 12 : This example illustrates how the For Life Guarantee is affected upon death of the Owner on a For Life GMWB with Joint Option.

▪	This example demonstrates what happens if at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:
♦
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or begin on the date the For Life Guarantee becomes effective. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained).  Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect.  The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained).  The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

♦	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:
♦
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 ½.  Your Bonus Base remains unchanged at the time of continuation.

♦	Your BDB remains unchanged at the time of continuation.

Example 13 : This example demonstrates how the GWB is re-determined upon application of the 200% GWB Adjustment.  (If your endorsement contains a 400% GWB Adjustment provision, the examples below still apply, by replacing the 200% in each of the calculations with 400%.  This example only applies if your endorsement contains a 200% GWB Adjustment provision or a 400% GWB Adjustment provision.)

▪
Example 13a : This example demonstrates what happens if on the 200% GWB Adjustment Date, your GWB is $160,000, your 200% GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:

♦	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the 200% GWB Adjustment ($160,000) or 2) the 200% GWB Adjustment ($200,000).

▪
Example 13b : This example demonstrates what happens if on the 200% GWB Adjustment Date, your GWB is $210,000, your 200% GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:

♦	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the 200% GWB Adjustment ($210,000) or 2) the 200% GWB Adjustment ($200,000).

▪	Notes:
♦	The 200% GWB Adjustment provision is terminated on the 200% GWB Adjustment Date after the 200% GWB Adjustment is applied (if any).
♦	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.
♦	No adjustment is made to your Bonus Base since the Bonus Base is not impacted by the 200% GWB Adjustment.
♦	No adjustment is made to your BDB since the BDB is not impacted by the 200% GWB Adjustment.
♦	If your endorsement includes a GMWB Death Benefit provision, no adjustment is made to your GMWB Death Benefit since the GMWB Death Benefit is not impacted by the 200% GWB Adjustment.

Example 14 : This example demonstrates how funds are transferred to or from the GMWB Fixed Account, on each Contract Monthly Anniversary, via the formulas defined in the Transfer of Assets Methodology in Appendix G.  The annuity factors referenced in this example are also found in Appendix G.  (This example only applies if your endorsement contains a Transfer of Assets provision.)

▪
Example 14a : This example demonstrates what happens if on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000, and your Fixed Account Contract Value is $5,000:

♦	Your liability is equal to $91,560, which is your GAWA multiplied by your annuity factor ($6,000 * 15.26 = $91,560).
♦
The ratio is equal to 91.56%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($91,560 - $0) / ($95,000 + $5,000) = 91.56%].

♦
Since the ratio (91.56%) is greater than 83%, funds are transferred from the Investment Divisions and the Fixed Account Options to the GMWB Fixed Account.  The amount of the transfer is equal to $57,800, which is the lesser of 1) the Separate Account Contract Value plus the Fixed Account Contract Value ($95,000 + $5,000 = $100,000) or 2) the liability (net of the GMWB Fixed Account Contract Value) less 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - 0.80) = $57,800].

♦	Your GMWB Fixed Account Contract Value is $57,800, which is your previous GMWB Fixed Account Contract Value plus the amount of the transfer ($0 + $57,800 = $57,800).
♦
Your Separate Account Contract Value is $40,090, which is your previous Separate Account Contract Value less the amount of the transfer multiplied by the ratio of the Separate Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$95,000 - $57,800 * ($95,000 / ($95,000 + $5,000)) = $40,090].

♦
Your Fixed Account Contract Value is $2,110, which is your previous Fixed Account Contract Value less the amount of the transfer multiplied by the ratio of the Fixed Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$5,000 - $57,800 * ($5,000 / ($95,000 + $5,000)) = $2,110].

▪
Example 14b : This example demonstrates what happens if on your 13th Contract Monthly Anniversary, your annuity factor is 14.83, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $15,000, your Separate Account Contract Value is $90,000, your Fixed Account Contract Value is $10,000, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

♦	Your liability is equal to $88,980, which is your GAWA multiplied by your annuity factor ($6,000 * 14.83 = $88,980).
♦
The ratio is equal to 73.98%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($88,980 - $15,000) / ($90,000 + $10,000) = 73.98%].

♦
Since the ratio (73.98%) is less 77%, funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options.  The amount of the transfer is equal to $15,000, which is the lesser of 1) the GMWB Fixed Account Contract Value ($15,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($15,000 - $88,980 + 0.80 * ($90,000 + $10,000)) / (1 - 0.80) = $30,100].

♦	Your GMWB Fixed Account Contract Value is $0, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($15,000 - $15,000 = $0).
♦
Your Separate Account Contract Value is $104,250, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($90,000 + $15,000 * 0.95 = $104,250).

♦
Your Fixed Account Contract Value is $10,750, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($10,000 + $15,000 * 0.05 = $10,750).

▪
Example 14c : This example demonstrates what happens if on your 25th Contract Monthly Anniversary, your annuity factor is 14.39, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $100,000, your Separate Account Contract Value is $0, your Fixed Account Contract Value is $0, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

♦	Your liability is equal to $86,340, which is your GAWA multiplied by your annuity factor ($6,000 * 14.39 = $86,340).
♦	The ratio is not calculated since the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero.
♦
Since all funds are allocated to the GMWB Fixed Account and the GMWB Fixed Account Contract Value ($100,000) is greater than the liability ($86,340), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options.  The amount of the transfer is equal to $68,300, which is the lesser of 1) the GMWB

Fixed Account Contract Value ($100,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($100,000 - $86,340 + 0.80 * ($0 + $0)) / (1 - 0.80) = $68,300].

♦	Your GMWB Fixed Account Contract Value is $31,700, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($100,000 - $68,300 = $31,700).
♦
Your Separate Account Contract Value is $64,885, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($0 + $68,300 * 0.95 = $64,885).

♦
Your Fixed Account Contract Value is $3,415, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($0 + $68,300 * 0.05 = $3,415).

▪	Notes:
♦
If your GAWA had not yet been determined prior to the transfer of assets calculation, the GAWA used in the liability calculation will be based on the GAWA% for your attained age (or the attained age of the youngest Covered Life if your endorsement is a For Life GMWB with Joint Option) at the time of the calculation multiplied by your GWB at that time.

♦
The amount transferred from each Investment Division and Fixed Account Option to the GMWB Fixed Account will be in proportion to their current value.  The amount transferred to each Investment Division and Fixed Account Option will be based on your most current Premium allocation instructions.

♦	Funds transferred out of the Fixed Account Option(s) will be subject to an Excess Interest Adjustment (if applicable).
♦	No adjustments are made to the GWB, the GAWA, the Bonus Base (if applicable), the GWB Adjustment (if applicable), or the GMWB Death Benefit as a result of the transfer.

APPENDIX F

TRANSFER OF ASSETS METHODOLOGY

On each Contract Monthly Anniversary, transfers to or from the GMWB Fixed Account will be determined based on the formulas defined below.

Liability = GAWA x annuity factor

The Liability calculated in the above formula is designed to represent the projected value of this GMWB’s benefits.  If the GAWA% has not yet been determined, the GAWA used in the Liability calculation will be based on the GAWA% corresponding to the Owner’s (or oldest Joint Owner’s) attained age at the time the Liability is calculated, multiplied by the GWB at that time.

The tables of annuity factors (as shown below) are set at election of the Jackson Select Protector GMWB and do not change.

Ratio = (Liability – GMWB Fixed Account Contract Value) ÷ (Separate Account Contract Value + Fixed Account Contract Value)

If the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero, the Ratio will not be calculated.

The transfer amount is determined as follows:

If the Ratio is less than 77% or if the GMWB Fixed Account Contract Value is greater than the Liability and all funds are allocated to the GMWB Fixed Account, the amount transferred from the GMWB Fixed Account is equal to the lesser of:

1.	The GMWB Fixed Account Contract Value; or
2.	(GMWB Fixed Account Contract Value + 80% x (Separate Account Contract Value + Fixed Account Contract Value) – Liability) ÷ (1-80%).

If the Ratio is greater than 83%, the amount transferred to the GMWB Fixed Account is equal to the lesser of:

1.	Separate Account Contract Value + Fixed Account Contract Value; or
2.	(Liability – GMWB Fixed Account Contract Value – 80% x (Separate Account Contract Value + Fixed Account Contract Value)) ÷ (1-80%).

Otherwise, no funds are transferred.

Under the Jackson Select Protector GMWB, if any transfer indicated by the above procedure would result in the GMWB Fixed Account Value exceeding 90% of the Contract Value, then the actual transfer will be such that exactly 90% of the Contract Value is allocated to the GMWB Fixed Account.  Otherwise, the indicated transfer will be the actual transfer.

Jackson Select Protector GMWB
Transfer of Assets Provision
Annuity Factors*

Age**	Contract Monthly Anniversary

	1	2	3	4	5	6	7	8	9	10	11	12
65	15.26	15.22	15.19	15.15	15.12	15.08	15.05	15.01	14.97	14.94	14.90	14.87
66	14.83	14.79	14.76	14.72	14.68	14.65	14.61	14.57	14.54	14.50	14.46	14.43
67	14.39	14.35	14.32	14.28	14.25	14.21	14.18	14.14	14.10	14.07	14.03	14.00
68	13.96	13.92	13.89	13.85	13.81	13.77	13.74	13.70	13.66	13.62	13.59	13.55
69	13.51	13.47	13.44	13.40	13.37	13.33	13.30	13.26	13.22	13.19	13.15	13.12
70	13.08	13.04	13.01	12.97	12.93	12.89	12.86	12.82	12.78	12.74	12.71	12.67
71	12.63	12.59	12.56	12.52	12.48	12.44	12.41	12.37	12.33	12.29	12.26	12.22
72	12.18	12.14	12.11	12.07	12.03	12.00	11.96	11.92	11.89	11.85	11.81	11.78
73	11.74	11.70	11.67	11.63	11.60	11.56	11.53	11.49	11.45	11.42	11.38	11.35
74	11.31	11.27	11.24	11.20	11.16	11.12	11.09	11.05	11.01	10.97	10.94	10.90
75	10.86	10.82	10.79	10.75	10.72	10.68	10.65	10.61	10.57	10.54	10.50	10.47
76	10.43	10.39	10.36	10.32	10.28	10.25	10.21	10.17	10.14	10.10	10.06	10.03
77	9.99	9.96	9.92	9.89	9.85	9.82	9.78	9.75	9.71	9.68	9.64	9.61
78	9.57	9.54	9.50	9.47	9.43	9.40	9.36	9.33	9.29	9.26	9.22	9.19
79	9.15	9.12	9.08	9.05	9.01	8.98	8.94	8.91	8.87	8.84	8.80	8.77
80	8.73	8.70	8.66	8.63	8.60	8.56	8.53	8.50	8.46	8.43	8.40	8.36
81	8.33	8.30	8.26	8.23	8.20	8.16	8.13	8.10	8.06	8.03	8.00	7.96
82	7.93	7.90	7.86	7.83	7.80	7.76	7.73	7.70	7.66	7.63	7.60	7.56
83	7.53	7.50	7.47	7.44	7.41	7.38	7.35	7.31	7.28	7.25	7.22	7.19
84	7.16	7.13	7.10	7.07	7.04	7.01	6.98	6.95	6.92	6.89	6.86	6.83
85	6.80	6.77	6.74	6.71	6.68	6.65	6.62	6.59	6.56	6.53	6.50	6.47
86	6.44	6.41	6.39	6.36	6.33	6.30	6.28	6.25	6.22	6.19	6.17	6.14
87	6.11	6.08	6.06	6.03	6.00	5.98	5.95	5.92	5.90	5.87	5.84	5.82
88	5.79	5.76	5.74	5.71	5.69	5.66	5.64	5.61	5.58	5.56	5.53	5.51
89	5.48	5.46	5.43	5.41	5.38	5.36	5.34	5.31	5.29	5.26	5.24	5.21
90	5.19	5.17	5.14	5.12	5.10	5.07	5.05	5.03	5.00	4.98	4.96	4.93
91	4.91	4.89	4.87	4.85	4.83	4.81	4.79	4.76	4.74	4.72	4.70	4.68
92	4.66	4.64	4.62	4.60	4.58	4.56	4.54	4.51	4.49	4.47	4.45	4.43
93	4.41	4.39	4.37	4.35	4.33	4.31	4.30	4.28	4.26	4.24	4.22	4.20
94	4.18	4.16	4.14	4.13	4.11	4.09	4.07	4.05	4.03	4.02	4.00	3.98
95	3.96	3.94	3.93	3.91	3.89	3.87	3.86	3.84	3.82	3.80	3.79	3.77
96	3.75	3.73	3.72	3.70	3.68	3.66	3.65	3.63	3.61	3.59	3.58	3.56
97	3.54	3.52	3.51	3.49	3.47	3.46	3.44	3.42	3.41	3.39	3.37	3.36
98	3.34	3.32	3.31	3.29	3.27	3.26	3.24	3.22	3.21	3.19	3.17	3.16
99	3.14	3.12	3.11	3.09	3.07	3.06	3.04	3.02	3.01	2.99	2.97	2.96
100	2.94	2.92	2.91	2.89	2.87	2.85	2.84	2.82	2.80	2.78	2.77	2.75
101	2.73	2.71	2.70	2.68	2.66	2.65	2.63	2.61	2.60	2.58	2.56	2.55
102	2.53	2.51	2.50	2.48	2.46	2.45	2.43	2.41	2.40	2.38	2.36	2.35
103	2.33	2.31	2.30	2.28	2.26	2.24	2.23	2.21	2.19	2.17	2.16	2.14
104	2.12	2.10	2.09	2.07	2.06	2.04	2.03	2.01	1.99	1.98	1.96	1.95
105	1.93	1.91	1.90	1.88	1.87	1.85	1.84	1.82	1.80	1.79	1.77	1.76
106	1.74	1.73	1.71	1.70	1.68	1.67	1.65	1.64	1.62	1.61	1.59	1.58
107	1.56	1.55	1.53	1.52	1.50	1.49	1.47	1.46	1.44	1.43	1.41	1.40
108	1.38	1.37	1.35	1.34	1.33	1.31	1.30	1.29	1.27	1.26	1.25	1.23
109	1.22	1.21	1.19	1.18	1.17	1.15	1.14	1.13	1.11	1.10	1.09	1.07
110	1.06	1.05	1.04	1.03	1.01	1.00	0.99	0.98	0.97	0.96	0.94	0.93
111	0.92	0.91	0.90	0.89	0.88	0.87	0.86	0.84	0.83	0.82	0.81	0.80
112	0.79	0.78	0.77	0.76	0.75	0.74	0.73	0.72	0.71	0.70	0.69	0.68
113	0.67	0.66	0.65	0.64	0.63	0.62	0.62	0.61	0.60	0.59	0.58	0.57
114	0.56	0.55	0.54	0.54	0.53	0.52	0.51	0.50	0.49	0.49	0.48	0.47
115	0.46	0.42	0.38	0.35	0.31	0.27	0.23	0.19	0.15	0.12	0.08	0.04

* Annuity factors are based on the Annuity 2000 Mortality Table and 3.00% interest.

** The age of the Owner as of the effective date or the most recent Contract Anniversary.  On each Contract Anniversary and at the effective date of the endorsement, if the Owner is aged 55-64 then the factor for age 65 and the first contract monthly anniversary will apply until age 65.

APPENDIX G

GMWB EXAMPLES

I.      LIFEGUARD FREEDOM 6 NET

Unless otherwise specified, the following examples apply to and assume you elected LifeGuard Freedom 6 Net GMWB (referred to below as a GMWB) when you purchased your Contract, no other optional benefits were elected, your initial Premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges and no prior partial withdrawals have been made. The examples assume that your age when the GAWA% is first determined corresponds to a GAWA% of 5%, the GMWB elected has a bonus percentage of 6%, the Contract Enhancement is 5%, and the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus .  If your age at the time the GAWA% is first determined corresponds to a GAWA% other than 5%, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%.

Example 1: This example demonstrates how GMWB values are set at election. This example applies ONLY if your endorsement was issued before 04/30/2012 or on or after 04/29/2013 .

▪	Example 1a: If the GMWB is elected at issue:
♦	Your initial GWB is $100,000, which is your initial Premium payment.
♦	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).
♦	Your initial GMWB Earnings Determination Baseline is $100,000, which is your initial Premium payment.

▪
Example 1b: If the GMWB is elected after issue (subject to availability) when the Contract Value is $105,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

♦	Your initial GWB is $100,000, which is your Contract Value ($105,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.
♦	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

▪
Example 1c: If the GMWB is elected after issue (subject to availability) or you convert to another GMWB, if permitted, when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

♦
Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.  If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value less the Recapture Charge declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:
♦
Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract (subject to availability).

♦	Your initial Bonus Base is set equal to your GWB at the time of election.
♦	Your initial GWB Adjustment is set equal to 200% times your initial GWB.
♦
Your initial GMWB Earnings Determination Baseline is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract (subject to availability).

Example 2: This example demonstrates how GMWB values are set at election.  This example applies ONLY if your endorsement was issued on or after 04/30/2012 and before 04/29/2013 .

▪	Example 2a: If the GMWB is elected at issue:
♦	Your initial GWB is $105,000, which is your initial Premium payment ($100,000) plus any Contract Enhancement ($100,000*0.05=$5,000).
♦	Your GAWA is $ 5,250 , which is 5% of your initial GWB ($ 105,000 *0.05 = $ 5,250 ).
♦	Your initial GMWB Earnings Determination Baseline is $100,000, which is your initial Premium payment.

▪	Example 2b: If the GMWB is elected after issue (subject to availability) when the Contract Value is $105,000:

♦	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.
♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Example 2c: If the GMWB is elected after issue (subject to availability) or you convert to another GMWB, if permitted, when the Contract Value is $110,000 the time the GMWB is elected or converted:
♦	Your initial GWB in your new GMWB is $110,000, which is your Contract Value ($110,000) on the effective date of the endorsement.
♦	Your GAWA is $5,500, which is 5% of your initial GWB ($110,000*0.05 = $5,500).

▪	Notes:
♦
Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment plus any Contract Enhancement, if the endorsement is elected at issue or your Contract Value if the endorsement is elected after issuance of the Contract (subject to availability).

♦	Your initial Bonus Base is set equal to your GWB at the time of election.
♦	Your initial GWB Adjustment is set equal to 200% times your initial GWB.
♦	Your initial GMWB Earnings Determination Baseline is set equal to your initial Premium payment.

Example 3: This example demonstrates how your GAWA% is determined. Your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of a GMWB Income Option.  Your GAWA% is set based upon your attained age at that time.  Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪	Notes:
♦	Your GAWA% will be re-determined based on your attained age if your Contract Value at the time of a step-up is greater than the BDB.

Example 4: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined. This example applies ONLY if your endorsement was issued before 04/30/2012 or on or after 04/29/2013 .

▪	Example 4a: This example demonstrates what happens if you make an additional Premium payment of $50,000, and your GWB is $100,000 at the time of payment:
♦
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).  Your GWB is subject to a maximum of $5,000,000 (see Example 4b ).

♦	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).
♦
If GMWB Earnings Determination Baseline is $100,000 at the time of the additional Premium payment, your new GMWB Earnings Determination Baseline is $150,000, which is your GMWB Earnings Determination Baseline prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).

▪
Example 4b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium.  If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

♦	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.
♦	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:
♦	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA % has been determined.
♦	Your BDB is increased by the Premium payment. The BDB is not subject to a maximum of $5,000,000.
♦	Your Bonus Base is increased by the Premium payment, subject to a maximum of $5,000,000.
♦
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000.  For example, if, as in Example 4a , you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 200% of the additional Premium payment.  The resulting GWB Adjustment is $200,000 + $100,000 = $300,000.

♦
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment, subject to a maximum of $5,000,000.  For example, if you make an additional Premium payment of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 100% of the additional Premium payment.  The resulting GWB Adjustment is $200,000 + $50,000 = $250,000.

♦	Your GMWB Earnings Determination Baseline is increased by the Premium payment but does not include the Contract Enhancement. The GMWB Earnings Determination Baseline is not subject to a maximum.

Example 5: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined. This example applies ONLY if your endorsement was issued on or after 04/30/2012 and before 04/29/2013 .

▪
Example 5a: This example demonstrates what happens if you make an additional Premium payment of $50,000, your GWB is $100,000 at the time of payment, and your Contract includes a Contract Enhancement provision which provides $2,500 to your Contract at the time of the Premium payment:

♦
Your new GWB is $152,500, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000) plus your Contract Enhancement ($2,500). Your GWB is subject to a maximum of $5,000,000 (see Example 5b ).

♦	Your GAWA is $7,625, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment plus any Contract Enhancement (($50,000+$2,500)*0.05 = $2,625).
♦
If GMWB Earnings Determination Baseline is $100,000 at the time of the additional Premium payment, your new GMWB Earnings Determination Baseline is $150,000, which is your GMWB Earnings Determination Baseline prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).

▪
Example 5b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium.  If you make an additional Premium payment, plus any Contract Enhancement, of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

♦
Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment, plus any Contract Enhancement ($100,000) exceeds the maximum of $5,000,000.

♦	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:
♦	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.
♦	Your BDB is increased by the Premium payment, plus any Contract Enhancement. The BDB is not subject to a maximum of $5,000,000.
♦	Your Bonus Base is increased by the Premium payment, plus any Contract Enhancement, subject to a maximum of $5,000,000.
♦
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment, plus any Contract Enhancement times 200%, subject to a maximum of $5,000,000.  For example, if, as in Example 5a , you make an additional Premium payment, plus any Contract Enhancement of $ 52,500 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 200% of the additional Premium payment, plus any Contract Enhancement.  The resulting GWB Adjustment is $200,000 + $ 105,000 = $ 305,000 .

♦
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment, plus any Contract Enhancement, subject to a maximum of $5,000,000.  For example, if you make an additional Premium payment, plus any Contract Enhancement of $ 52,500 after your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 100% of the additional Premium payment, plus any Contract Enhancement.  The resulting GWB Adjustment is $200,000 + $ 52,500 = $ 252,500 .

♦	Your GMWB Earnings Determination Baseline is increased by the Premium payment but does not include the Contract Enhancement. The GMWB Earnings Determination Baseline is not subject to a maximum.

Example 6: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount. (which is the greater of your GAWA or your RMD).

▪	Example 6a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:
♦	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).
♦	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪
Example 6b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

♦	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).
♦	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).
♦
If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = approximately 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
Your Bonus Base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	Your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.
♦	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

♦	This endorsement includes an Earnings-Sensitive Adjustment provision:
-
The GMWB Earnings Determination Baseline will be reduced by the amount of the withdrawal in excess of GMWB Earnings. The GMWB Earnings Determination Baseline cannot be reduced below zero, however.  See Example 14.

-
An Earnings-Sensitive Adjustment will apply to your withdrawal, which will allow you to withdraw additional amounts from your Contract during that Contract Year without causing a proportional reduction of your GMWB.  See Examples 14a and 14b.

Example 7: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 6 ).

▪	Example 7a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:
♦
Your new GWB is $91,200, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

♦
Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 7b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:
♦
 Your new GWB is $90,250, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

♦
 Your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 7c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:
♦
Your new GWB is $85,500, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

♦
 Your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
Your Bonus Base is recalculated to equal the lesser of 1) your Bonus Base prior to the withdrawal or 2) your GWB following the withdrawal.  In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	Your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.
♦	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

♦	This endorsement includes an Earnings-Sensitive Adjustment provision:
-
The GMWB Earnings Determination Baseline will be reduced by the amount of the withdrawal in excess of GMWB Earnings. The GMWB Earnings Determination Baseline cannot be reduced below zero, however.  See Example 14.

-
Your GWB will be reduced dollar-for-dollar for up to the sum of the Earnings-Sensitive Adjustments during that Contract Year and the GAWA, and your GWB and GAWA will be reduced proportionally only for the portion of the withdrawal in excess of that amount.  See Example 14c.

Example 8: This example illustrates how GMWB values are re-determined upon step-up.

▪	Example 8a: This example demonstrates what happens if at the time of step-up your Contract Value is $200,000, your GWB is $90,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value.
♦
If the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value at the time of the step-up is greater than your BDB.

-	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:
•	Your GAWA% is set to 6%, since your Contract Value ($200,000) is greater than your BDB ($100,000).
•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).
•	Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000).
♦
If your Bonus Base is $100,000 just prior to the step-up, your Bonus Base is recalculated to equal $200,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

-
If you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

▪	Example 8b: This example demonstrates what happens if at the time of step-up your Contract Value is $90,000, your GWB is $80,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value.
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).
-
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

♦
If the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value  is greater than your BDB.  However, in this case, it is assumed that your BDB is $100,000.   See examples 1, 2, 4, and 5 for a description of how the BDB is determined.   Your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($90,000).   Because the BDB did not increase upon step-up, this is not an opportunity for a redetermination of the GAWA%.  Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500)

♦
If your Bonus Base is $100,000 just prior to the step-up, your Bonus Base remains $100,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

-	Even though this endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your Bonus Base has not been increased due to the step-up.

▪	Notes:
♦
The Company may increase the GMWB charge upon step-up. You will have an opportunity to discontinue the automatic step-ups and avoid the potential increase in charge due to step-up. You should carefully consider this decision and consult your representative.

♦	Your GWB will only step-up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.
♦	Your Bonus Base will be re-determined only if your GWB is increased upon step-up to a value above your Bonus Base just prior to the step-up.
♦	Your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.
♦	Your GWB Adjustment remains unchanged since step-ups do not impact the GWB Adjustment.

♦	Your GMWB Earnings Determination Baseline remains unchanged since step-ups do not impact the GMWB Earnings Determination Baseline.

Example 9: This example demonstrates how the timing of a withdrawal request interacts with the timing of the step-up provision to impact re-determination of GMWB values.

▪
Example 9a: This example demonstrates what happens if prior to any transactions your Contract Value is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up your GWB is $100,000 and you wish to step-up your GWB (or your GWB is due to step-up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

♦
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value.  At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).  On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA.  If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your Bonus Base is $100,000 just prior to the step-up, at the time of step-up, your Bonus Base is recalculated and is equal to $200,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).  Your Bonus Base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

-
If you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

-
If your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000).  Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

♦
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000).  Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value.  At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your Bonus Base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your Bonus Base is not adjusted since the amount of the withdrawal does not exceed your GAWA.  At the time of step-up, your Bonus Base is recalculated and is equal to $195,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

-
If you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

-
If your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals.  At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($195,000).

▪	Notes:
♦
As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

-
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.  This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

-
If the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

-	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.
♦	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.
♦	The Company may increase the GMWB charge upon step-up.
♦	Your GWB will only step-up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.
♦	Your Bonus Base will be re-determined only if your GWB is increased upon step-up to a value above your Bonus Base just prior to the step-up.
♦	Your GAWA% is determined at the time of the withdrawal (if not previously determined).
-	Your GAWA% is re-determined upon step-up if your Contract Value is greater than your BDB.
♦	Your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.
♦	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

♦
Your GMWB Earnings Determination Baseline would not be adjusted for the step-up since step-ups do not impact the GMWB Earnings Determination Baseline, but your GMWB Earnings Determination Baseline may be reduced for the withdrawal.  See example 14 to see how the GMWB Earnings Determination Baseline is re-determined on a withdrawal.

Example 10: This example illustrates how GMWB values are re-determined upon application of the Guaranteed Withdrawal Balance Bonus.

▪	Example 10a: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your Bonus Base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $106,000, which is equal to your GWB plus 6% of your Bonus Base ($100,000 + $100,000*0.06 = $106,000).
♦	Your GAWA for the next year is recalculated to equal $ 5,300 , which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($106,000*0.05 = $5,300).
♦
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($106,000 / $5,300 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 10b: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your Bonus Base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $96,000, which is equal to your GWB plus 6% of your Bonus Base ($90,000 + $100,000*0.06 = $96,000).
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($96,000*0.05 = $4,800).
♦
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($96,000 / $5,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your Bonus Base is not recalculated upon the application of the bonus to your GWB.
♦	Your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.
♦	Your BDB remains unchanged since the BDB is not impacted by the application of the bonus.
♦	Your GWB Adjustment remains unchanged since the GWB Adjustment is not impacted by the application of the bonus.
♦	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.
♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged since the GMWB Earnings Determination Baseline is not impacted by the application of the bonus.

Example 11: This example illustrates how the GAWA is re-determined when the For Life Guarantee becomes effective after the effective date of the endorsement.  At the time the For Life Guarantee becomes effective, your GAWA is re-determined.

▪	Example 11a: This example demonstrates what happens if on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 11b: This example demonstrates what happens if your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:
♦
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted.  However, your GAWA would not be permitted to exceed your remaining GWB.  Your GAWA is not recalculated since the Contract Value is $0.

♦	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 11c: This example demonstrates what happens if on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

♦
Although your GAWA is $0, upon step-up or subsequent Premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦
Your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the date the youngest Covered Life attains, or would have attained, age 59 1/2 if your endorsement is a For Life GMWB with Joint Option).

Example 12: This example illustrates how the For Life Guarantee is affected upon death of the Owner on a For Life GMWB with Joint Option.  (This example only applies if your endorsement is a For Life GMWB with Joint Option.)

▪	This example demonstrates what happens if at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:
♦
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date.  Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect.  The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained).  The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

♦	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:
♦
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age 59 1/2.

♦	Your Bonus Base remains unchanged at the time of continuation.
♦	Your BDB remains unchanged at the time of continuation.
♦	Your GMWB Earnings Determination Baseline remains unchanged at the time of continuation.

Example 13: This example demonstrates how the GWB is re-determined upon application of the Guaranteed Withdrawal Balance Adjustment.

▪
Example 13a: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $160,000, your GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

♦	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the GWB Adjustment ($160,000) or 2) the GWB Adjustment ($200,000).

▪
Example 13b: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $210,000, your GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

♦	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB Adjustment ($210,000) or 2) the GWB Adjustment ($200,000).

▪	Notes:
♦	The GWB Adjustment provision is terminated on the GWB Adjustment Date after the GWB Adjustment is applied (if any).
♦	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.
♦	No adjustment is made to your Bonus Base since the Bonus Base is not impacted by the GWB Adjustment.
♦	No adjustment is made to your BDB since the BDB is not impacted by the GWB Adjustment.
♦	No adjustment is made to your GMWB Earnings Determination Baseline since the GMWB Earnings Determination Baseline is not impacted by the GWB Adjustment.

Example 14: This example expands on the basic examples at pages  91 and  103 and demonstrates how GMWB values are valued and re-determined at the time of a withdrawal when the Earnings-Sensitive Adjustment increases the permissible withdrawal amount.

▪
Example 14a: This example demonstrates how the Earnings-Sensitive Adjustment is applied if the GMWB Earnings are in excess of the total withdrawal.  This example assumes that you request a withdrawal that includes the applicable Earnings-Sensitive Adjustment, if any, where at the time of the withdrawal your Contract Value is $118,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year. Thus, your requested withdrawal amount (before the application of the Earnings-Sensitive Adjustment) is $5,000:

♦	Your GMWB Earnings are equal to $18,000, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($118,000 - $100,000 = $18,000).
♦
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000).  Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

♦	The Earnings-Sensitive Adjustment is equal to $3,333, which is the lesser of two quantities:
-	$7,200, which is equal to 40% of the GMWB Earnings (0.40 * $18,000 = $7,200)
-	$3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).
♦
The total withdrawal amount is equal to $8,333, which is the requested withdrawal amount before the Earnings-Sensitive Adjustment (or your MEWAR) plus the Earnings-Sensitive Adjustment ($5,000 + $3,333 = $8,333).

♦	Your Contract Value after the withdrawal is equal to $109,667, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($118,000 - $8,333 = $109,667).
♦
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $100,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($0, since the withdrawal of $8,333 is less than the GMWB Earnings of $18,000).  Since the GMWB Earnings is in excess of the total withdrawal the GMWB Earnings Determination Baseline is not reduced.

♦
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($3,333 + $5,000 - $8,333 = 0).

♦
Your GWB after the withdrawal is equal to $91,667, which is the GWB before the withdrawal less the total partial withdrawal ($100,000 - $8,333 = $91,667). Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,333) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.

♦
Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,333) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

▪
Example 14b: This example demonstrates how the Earnings-Sensitive Adjustment is applied if there are no GMWB Earnings in the Contract, i.e. your Contract Value is less than the GMWB Earnings Determination Baseline at the time of your total withdrawal.  This example assumes that you request a withdrawal that includes the applicable Earnings-Sensitive Adjustment, if any, where at the time of the withdrawal your Contract Value is $98,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year. Thus, your requested withdrawal amount (before the application of the Earnings-Sensitive Adjustment) is $5,000:

♦	Your GMWB Earnings are equal to $0, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($98,000 - $100,000 = -$2,000 which is less than zero).
♦
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000).  Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

♦	The Earnings-Sensitive Adjustment is equal to $0, which is the lesser of two quantities:
-	$0, which is equal to 40% of the GMWB Earnings (0.40 * $0 = $0)
-	$3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).
♦
The total withdrawal amount is equal to $5,000, which is the requested withdrawal amount before the Earnings-Sensitive Adjustment (or your MEWAR) plus the Earnings-Sensitive Adjustment ($5,000 + $0 = $5,000).

♦	Your Contract Value after the withdrawal is equal to $93,000, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($98,000 - $5,000 = $93,000).
♦
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $95,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of

GMWB Earnings ($5,000 - $0 = $5,000). Since there are no GMWB Earnings at the time of the withdrawal the GMWB Earnings Determination Baseline is reduced by the total withdrawal amount.
♦
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $5,000 = 0).

♦
Your GWB after the withdrawal is equal to $95,000, which is the GWB before the withdrawal less the total partial withdrawal ($100,000 - $5,000 = $95,000). Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($0) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.

♦
Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($0) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

▪
Example 14c: This example demonstrates an Excess Withdrawal that results in a re-determination of your GWB and GAWA.  This example assumes that you request a withdrawal for $15,000 where at the time of the withdrawal your Contract Value is $108,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year.

♦	Your GMWB Earnings are equal to $8,000, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000).
♦
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000).  Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

♦
Because you specified a withdrawal of exactly $15,000 including the Earnings-Sensitive Adjustment, the amount of the Earnings-Sensitive Adjustment for that withdrawal must be calculated. This requires a couple of steps.

First, the Earnings-Sensitive Adjustment that would apply to a withdrawal of the MEWAR is calculated.  This is the maximum Earnings-Sensitive Adjustment that could apply to a withdrawal of any size at that time.  The maximum Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two quantities:

$3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200)
$3,333, which is equal to 2/3 of the MEWAR (2/3 * $5,000 = $3,333).

Second, your requested withdrawal is compared to the withdrawal of the MEWAR ($5,000) plus the maximum Earnings-Sensitive Adjustment ($3,200).  Your requested withdrawal of $15,000 is greater than $8,200 ($5,000 + $3,200), so your Earnings-Sensitive Adjustment is equal to the maximum Earnings-Sensitive Adjustment ($3,200).

Thus, your $15,000 withdrawal has a $3,200 Earnings-Sensitive Adjustment.  Note that the result is the same as if you had requested a withdrawal of $11,800 plus the Earnings-Sensitive Adjustment, since your total withdrawal would also have been $15,000 in that case.

♦	The total withdrawal amount is equal to $15,000. Thus, your requested withdrawal exceeds your GAWA plus the Earnings-Sensitive Adjustment.
♦	Your Contract Value after the withdrawal is equal to $93,000, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $15,000 = $93,000).
♦
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $93,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($15,000 - $8,000 = $7,000).  Since a portion of the total withdrawal ($7,000) is in excess of GMWB Earnings, the GMWB Earnings Determination Baseline is reduced by the amount of the withdrawal in excess of GMWB Earnings.

♦
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $15,000 = -$6,800 which is less than zero).

♦
Your GWB after the withdrawal is equal to $85,545, which is your GWB reduced dollar-for-dollar for your GAWA plus the Earnings-Sensitive Adjustments in the current Contract Year, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA plus the Earnings-Sensitive Adjustments for the current Contract Year [($100,000 - $8,200) * (1 - ($15,000 - $8,200) / ($108,000 - $8,200)) = $85,545].

♦
Since the total partial withdrawals for the year ($15,000) then exceeds the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), your GAWA after the withdrawal is equal to $4,659, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA plus the Earnings-Sensitive Adjustments for the current Contract Year [$5,000*(1-($15,000-$8,200)/($108,000-$8,200))=$4,659].

▪	Notes:
♦	If your For Life Guarantee is not in effect, your Earnings-Sensitive Adjustment may not exceed the greater of zero or your GWB less the MEWAR.
♦
If you request a withdrawal of an exact amount (for example, you wish to take a withdrawal from your Contract Value of only your GAWA, and no more), an Earnings-Sensitive Adjustment will still be calculated.  The effect of that Earnings-Sensitive Adjustment will be to potentially allow for an additional amount available for withdrawal during the current Contract Year without incurring proportional reduction of your benefit.  In other words, due to the Earnings-Sensitive Adjustment your GAWA may decrease by less than the total amount of Contract Value withdrawn.

II.      MARKETGUARD STRETCH

Unless otherwise specified, the following examples assume you elected MarketGuard Stretch with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial Premium payment was $100,000, your GAWA is greater than your Stretch RMD at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges, and no prior partial withdrawals have been made. The examples also assume that the GMWB has not been terminated as described in the Access to Your Money section of this prospectus.

Example 1: This example demonstrates how GMWB values are set at election.

▪	Example 1a: If the GMWB is elected at issue:
♦	Your initial GWB is $100,000, which is your initial Premium payment.
♦	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).
♦	Your initial GMWB Charge Base is $100,000, which is your initial GWB.

▪
Example 1b: If the GMWB is elected after issue (if permitted) when the Contract Value is $105,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

♦	Your initial GWB is $100,000, which is your Contract Value ($105,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.
♦	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).
♦	Your initial GMWB Charge Base is $100,000, which is your initial GWB.

▪
Example 1c: If the GMWB is elected after issue (if permitted) or you convert to the GMWB from another GMWB (if permitted) when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

♦	Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.
♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:
♦	Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal or the date that your Contract Value reduces to zero.

Example 2: This example demonstrates how your GAWA% is determined.  Your GAWA% is determined on the earlier of the time of your first withdrawal or the date that your Contract Value reduces to zero. Your GAWA% is set based upon your attained age at that time.  Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

Example 3: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined.

▪
Example 3a: This example demonstrates what happens if you make an additional Premium payment of $50,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Charge Base is $100,000, and your Contract includes a Contract Enhancement provision which provides $2,500 to your Contract at the time of the Premium payment:

♦
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).  Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

♦	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).
♦
Your new GMWB Charge Base is $150,000, which is your GMWB Charge Base prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).  Your GMWB Charge Base is subject to a maximum of $5,000,000 (see Example 3b).

▪
Example 3b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium.  If you make an additional Premium payment of $100,000, your GWB is $4,950,000, your GAWA is $247,500, and your GMWB Charge Base is $4,950,000 at the time of payment:

♦	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.
♦	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).
♦
Your new GMWB Charge Base is $5,000,000, which is the maximum, since your GMWB Charge Base prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

▪	Notes:
♦	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA % has been determined.

Example 4: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is the greater of your GAWA or your Stretch RMD).

▪	Example 4a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000 and your GMWB Charge Base is $100,000:
♦	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).
♦	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.
♦	Your GMWB Charge Base remains $100,000, since you did not withdraw an amount that exceeds your GAWA.
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪
Example 4b: This example demonstrates what happens if you withdraw an amount equal to your Stretch RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and your GMWB Charge Base is $100,000:

♦	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).
♦	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your Stretch RMD ($7,500).
♦	Your GMWB Charge Base remains $100,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your Stretch RMD ($7,500).
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	If your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 5: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4).

▪
Example 5a : This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000, your GWB is $100,000, and your GMWB Charge Base is $100,000:

♦
Your  new GWB is $91,200, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

♦
Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

♦
Your GMWB Charge Base is recalculated to equal $96,000, which is your current GMWB Charge Base reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$100,000,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $96,000].

▪
Example 5b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000, your GWB is $100,000, and your GMWB Charge Base is $100,000:

♦
Your new GWB is $90,250, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

♦
Your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

♦
Your GMWB Charge Base is recalculated to equal $95,000, which is your current GMWB Charge Base reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$100,000,000 * (1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $95,000].

▪
Example 5c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000, your GWB is $100,000, and your GMWB Charge Base is $100,000:

♦
Your new GWB is $85,500, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

♦
Your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

♦
Your GMWB Charge Base is recalculated to equal $90,000, which is your current GMWB Charge Base reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$100,000,000 * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $90,000].

▪	Notes:
♦	If your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 6: This example demonstrates how the GMWB Maturity Year affects your GMWB.

▪	Example 6a: This example demonstrates what happens if your Contract Value is $5,000 and your GWB is $8,000 on the Contract Anniversary occurring in your GMWB Maturity Year:
♦	Your GMWB Maturity Year payment equals $3,000, which is the excess of your GWB ($8,000) over your Contract Value ($5,000).
♦	Your Contract Value remains $5,000.
♦	Your GMWB terminates. No further benefits will be payable under your GMWB.

▪	Example 6b: This example demonstrates what happens if your Contract Value is $15,000 and your GWB is $8,000 on the Contract Anniversary occurring in your GMWB Maturity Year:
♦	Your GMWB Maturity Year payment equals zero, since your GWB ($8,000) does not exceed your Contract Value ($15,000).
♦	Your Contract Value remains $15,000.
♦	Your GMWB terminates. No further benefits will be payable under your GMWB.

▪	Notes:
♦	Your GMWB Maturity Year is determined on the effective date of the endorsement and will not change, even if the GMWB is continued by your Beneficiary.

APPENDIX H

ACCUMULATION UNIT VALUES

The tables reflect the accumulation unit values for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated – for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period).  The tables do not provide partial year information.  The tables provide accumulation unit values and the number of accumulation units outstanding only if that information is available throughout the period.  Where accumulation unit values and the number of accumulation units outstanding are unavailable, either because of a partial year or a Fund not being offered, a “ N/A ” is provided.

This information derives from the financial statements of the Separate Account, which together constitute the Separate Account ’ s condensed financial information.  The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI.  Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus.  Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Set forth below are fund changes and additions since the August 27, 2012 Supplement to the April 30, 2012 Prospectus for your information in reviewing Accumulation Unit information.

Effective April 29, 2013, the names of the following Investment Divisions changed (whether or not in connection with a sub-adviser change):

JNL Series Trust

JNL/BlackRock Commodity Securities Fund to JNL/BlackRock Commodity Securities Strategy Fund
JNL/Mellon Capital Management 10 x 10 Fund to JNL/Mellon Capital 10 x 10 Fund
JNL/Mellon Capital Management Index 5 Fund to JNL/Mellon Capital Index 5 Fund
JNL/Mellon Capital Management Emerging Markets Index Fund to JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital Management European 30 Fund to JNL/Mellon Capital European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund to JNL/Mellon Capital Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund to JNL/Mellon Capital S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund to JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund to JNL/Mellon Capital Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund to JNL/Mellon Capital International Index Fund
JNL/Mellon Capital Management Bond Index Fund to JNL/Mellon Capital Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund to JNL/Mellon Capital Global Alpha Fund
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund to JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management Dow SM 10 Fund to JNL/Mellon Capital Dow SM 10 Fund
JNL/Mellon Capital Management S&P ® 10 Fund to JNL/Mellon Capital S&P ® 10 Fund
JNL/Mellon Capital Management Global 15 Fund to JNL/Mellon Capital Global 15 Fund
JNL/Mellon Capital Management Nasdaq ® 25 Fund to JNL/Mellon Capital Nasdaq ® 25 Fund
JNL/Mellon Capital Management Value Line ® 30 Fund to JNL/Mellon Capital Value Line ® 30 Fund
JNL/Mellon Capital Management Dow SM Dividend Fund to JNL/Mellon Capital Dow SM Dividend Fund
JNL/Mellon Capital Management S&P ® 24 Fund to JNL/Mellon Capital S&P ® 24 Fund
JNL/Mellon Capital Management S&P ® SMid 60 Fund to JNL/Mellon Capital S&P ® SMid 60 Fund
JNL/Mellon Capital Management NYSE ® International 25 Fund to JNL/Mellon Capital NYSE ® International 25 Fund
JNL/Mellon Capital Management 25 Fund to JNL/Mellon Capital 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund to JNL/Mellon Capital Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund to JNL/Mellon Capital JNL 5 Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund to JNL/Mellon Capital JNL Optimized 5 Fund
JNL/Mellon Capital Management VIP Fund to JNL/Mellon Capital VIP Fund
JNL/Mellon Capital Management Communications Sector Fund to JNL/Mellon Capital Communications Sector Fund

JNL/Mellon Capital Management Consumer Brands Sector Fund to JNL/Mellon Capital Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund to JNL/Mellon Capital Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund to JNL/Mellon Capital Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund to JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund to JNL/Mellon Capital Technology Sector Fund

Accumulation Unit Values
Base Contract with $1 Million Premium Administrative Fee Waiver - 1.10%

Investment Divisions	December 31,
2012
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$9.09
End of period	$10.27
Accumulation units outstanding at the end of period	105,349

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$13.61
End of period	$14.96
Accumulation units outstanding at the end of period	72,631

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$14.13
End of period	$15.56
Accumulation units outstanding at the end of period	8,212

Investment Divisions	December 31,
2012
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$14.43
End of period	$15.82
Accumulation units outstanding at the end of period	170,597

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	$14.85
End of period	$16.30
Accumulation units outstanding at the end of period	12,125

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$10.07
End of period	$11.30
Accumulation units outstanding at the end of period	58,317

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.70
End of period	$11.20
Accumulation units outstanding at the end of period	23,748

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$10.02
End of period	$11.59
Accumulation units outstanding at the end of period	131,437

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$9.56
End of period	$11.10
Accumulation units outstanding at the end of period	15,699

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	$10.47
End of period	$10.44
Accumulation units outstanding at the end of period	2,730

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$9.82
End of period	$10.65
Accumulation units outstanding at the end of period	858,606

Investment Divisions	December 31,
2012
JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Capital Guardian Global Diversified Research Division

Accumulation unit value:
Beginning of period	$26.15
End of period	$30.27
Accumulation units outstanding at the end of period	4,710

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$28.41
End of period	$31.98
Accumulation units outstanding at the end of period	331

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$8.65
End of period	$9.92
Accumulation units outstanding at the end of period	22,885

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Global Multisector Bond Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$11.32
End of period	$12.57
Accumulation units outstanding at the end of period	8,787

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$25.27
End of period	$26.93
Accumulation units outstanding at the end of period	8,381

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$12.41
End of period	$14.49
Accumulation units outstanding at the end of period	7,902

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$11.79
End of period	$14.96
Accumulation units outstanding at the end of period	4,081

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.19
End of period	$18.54
Accumulation units outstanding at the end of period	7,690

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$11.88
End of period	$13.22
Accumulation units outstanding at the end of period	11,431

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$10.32
End of period	$11.96
Accumulation units outstanding at the end of period	26,880

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$11.74
End of period	$13.60
Accumulation units outstanding at the end of period	18,316

Investment Divisions	December 31,
2012
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division

Accumulation unit value:
Beginning of period	$21.75
End of period	$22.29
Accumulation units outstanding at the end of period	18,102

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	$15.86
End of period	$18.46
Accumulation units outstanding at the end of period	1,891

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	$14.51
End of period	$14.87
Accumulation units outstanding at the end of period	24,119

JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	$7.29
End of period	$8.04
Accumulation units outstanding at the end of period	15,928

JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	$9.45
End of period	$10.65
Accumulation units outstanding at the end of period	103,212

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$33.69
End of period	$34.76
Accumulation units outstanding at the end of period	492

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	$11.29
End of period	$12.88
Accumulation units outstanding at the end of period	9,656

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$10.66
End of period	$12.00
Accumulation units outstanding at the end of period	52,089

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	$7.18
End of period	$7.90
Accumulation units outstanding at the end of period	2,176

Investment Divisions	December 31,
2012
JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$14.26
End of period	$15.30
Accumulation units outstanding at the end of period	88,048

Investment Divisions	December 31,
2012
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$19.77
End of period	$21.14
Accumulation units outstanding at the end of period	121,936

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$9.96
End of period	$10.62
Accumulation units outstanding at the end of period	8,216

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.84
End of period	$19.45
Accumulation units outstanding at the end of period	9,629

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$11.36
End of period	$12.68
Accumulation units outstanding at the end of period	86,908

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$14.57
End of period	$16.69
Accumulation units outstanding at the end of period	63,994

Investment Divisions	December 31,
2012
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.47
End of period	$13.42
Accumulation units outstanding at the end of period	63,761

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$15.14
End of period	$17.27
Accumulation units outstanding at the end of period	42,199

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.45
End of period	$17.38
Accumulation units outstanding at the end of period	141,027

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$30.89
End of period	$36.31
Accumulation units outstanding at the end of period	957

Investment Divisions	December 31,
2012
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$50.04
End of period	$56.21
Accumulation units outstanding at the end of period	311

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.72
End of period	$10.87
Accumulation units outstanding at the end of period	13,772

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/UBS Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$30.66
End of period	$33.39
Accumulation units outstanding at the end of period	67,993

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Accumulation Unit Values
Contract with Endorsements - 2.432%

Investment Divisions	December 31,
2012
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/UBS Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Questions: If you have any questions about your Contract, you may contact us at:
Annuity Service Center:	1 (800) 644-4565 (8 a.m. - 8 p.m. ET)
Mail Address:	P.O. Box 30314, Lansing, Michigan 48909-7814
Delivery Address:	1 Corporate Way, Lansing, Michigan 48951
Institutional Marketing Group Service Center:	1 (800) 777-7779 (8 a.m. - 8 p.m. ET)
(for Contracts purchased through a bank or another financial institution)
Mail Address:	P.O. Box 30386 , Lansing, Michigan 48909- 7886
Delivery Address:	1 Corporate Way, Lansing, Michigan 48951 Attn: IMG
Home Office:	1 Corporate Way, Lansing, Michigan 48951

STATEMENT OF ADDITIONAL INFORMATION
(Contracts offered for sale before September 10, 2012)

April 29 , 2013

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM
FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT - I
OF JACKSON NATIONAL LIFE INSURANCE COMPANY®

This Statement of Additional Information (SAI) is not a prospectus.  It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated April 29 , 2013 .  The Prospectus may be obtained from Jackson National Life Insurance Company by writing P.O. Box 30314 Lansing, Michigan 48909-7814 or calling 1-800- 644-4565 .

General Information and History

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson®).  Jackson is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

Trademarks, Service Marks, and Related Disclosures

The “S&P 500 Index,” “S&P MidCap 400 Index,” “S&P SmallCap 600 Index,” “Dow Jones U.S. Select Dividend Index,” “Dow Jones U.S. Contrarian Opportunities,” “ Dow Jones Industrial Average,” “Dow Jones Select Dividend Index,” and “The Dow 10,” “Dow Jones Brookfield Global Infrastructure Index,” “STANDARD & POOR’S ® ,” “S&P ® ,” “S&P 500 ® ,” “S&P MIDCAP 400 Index ® ,” “STANDARD & POOR’S MIDCAP 400 Index ® ,” “S&P SmallCap 600 Index ® ” and “STANDARD & POOR’S 500 ® ” (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”).   “Dow Jones ® ”, “Dow Jones Industrial Average”, “DJIA ® ”, “Dow Jones Select Dividend Index”, “The Dow ® ” and “The Dow 10” are service and/or trademarks of Dow Jones Trademark Holdings, LLC ( “ Dow Jones ” ) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company ® (“Jackson”) .

The Dow Jones Brookfield Global Infrastructure Index is calculated by SPDJI pursuant to an agreement with Brookfield Redding, Inc. (together with its affiliates, “Brookfield”) and has been licensed for use. Standard & Poor’s ® , S&P ® and S&P 500 ® , S&P MidCap 400 ® and S&P SmallCap 600 ® are registered trademarks of Standard & Poor’s Financial Services LLC; Dow Jones U.S. Contrarian Opportunities Index is a service mark of Dow Jones; Brookfield ® is a registered trademark of Brookfield Asset Management, Inc.; the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon Capital S&P ® 10 Fund, JNL/Mellon Capital S&P ® SMid 60 Fund, JNL/Mellon Capital VIP Fund, JNL/Mellon Capital JNL 5 Fund, and the JNL/Mellon Capital S&P ® 24 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund, the JNL/Mellon Capital Dow SM 10 Fund, the JNL/Mellon Capital Dow SM Dividend Fund, the JNL/Mellon Capital JNL Optimized 5 Fund, the JNL/Mellon Capital Communications Sector Fund, the JNL/Mellon Capital Consumer Brands Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Oil & Gas Sector Fund, and the JNL/Mellon Capital Technology Sector Fund, and the JNL/Brookfield Global Infrastructure Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC, Brookfield or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance.  S&P Dow Jones Indices’ only relationship to Jackson or Brookfield Asset Management with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors.  The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products.  S&P Dow Jones Indices have no obligation to take the needs of Jackson, Brookfield Asset Management or the owners of the Products into consideration in determining, composing or calculating the Indices.  S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be.  S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns.  S&P Dow Jones Indices LLC is not an investment advisor.  Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices or Brookfield to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO.  S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN.  S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES OR BROOKFIELD BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

“SPDR” is a registered trademark of Standard & Poor's Financial Services LLC (“S&P Financial Services”) and has been licensed for use by State Street Corporation. Standard & Poor’s and S&P are registered trademarks of S&P Financial Services. No financial product offered by State Street Corporation or its affiliates is sponsored, endorsed, sold or promoted by S&P Financial Services or its affiliates, and S&P Financial Services and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding units/shares in such products. Further limitations and important information that could affect investors' rights are described in the prospectus for the applicable product.

The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, and JNL/S&P Managed Aggressive Growth Fund and JNL/S&P 4 Fund. SPIAS is co-Sub-Adviser with Mellon Capital for the following funds: JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund:

Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a registered investment advisor and a wholly owned subsidiary of The McGraw-Hill Companies, Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a “fiduciary” or as an “investment manager,” as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

Programs and products of the firms to which SPIAS provides services are not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in those programs and products. With respect to the asset allocations and investments recommended by SPIAS, investors should realize that such investment recommendations are provided to Jackson National Asset Management, LLC only as a general recommendation. The underlying funds of the JNL/S&P 4 Fund are co-sub-advised by SPIAS. SPIAS does not co-sub-advise the JNL/S&P 4 Fund. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. SPIAS does not take into account any information about any investor or any investor’s assets when providing investment advisory services to firms to which SPIAS provides services. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. Individual investors should ultimately rely on their own judgment and/or the judgment of a representative in making their investment decisions.

Standard & Poor’s  Financial Services LLC, SPIAS, and their affiliates (collectively S&P), and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively with S&P,  S&P Parties) do not guarantee the accuracy, completeness, adequacy or timeliness of any information, including ratings and valuations, and are not responsible for errors and omissions, or for the results obtained from the use of such information, and S&P Parties shall have no liability for any errors, omission, or interruptions therein (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such information. S&P PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY, SUITABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the information contained in this document even if advised of the possibility of such damages.

S&P’s credit ratings are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or to make any investment decisions.  S&P credit ratings should not be relied on when making any investment or other business decision.  S&P’s opinions and analyses do not address the suitability of any security.  S&P does not act as a fiduciary or an investment advisor, except where registered as such. While S&P has obtained information from sources they believe to be reliable, S&P does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

To the extent that regulatory authorities allow a rating agency to acknowledge in one jurisdiction a rating issued in another jurisdiction for certain regulatory purposes, S&P reserves the right to assign, withdraw or suspend such acknowledgement at any time and in its sole discretion. S&P Parties disclaim any duty whatsoever arising out of the assignment, withdrawal or suspension of an acknowledgment as well as any liability for any damage alleged to have been suffered on account thereof.

S&P keeps certain activities of its business units separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain business units of S&P may have information that is not available to other S&P business units. S&P has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

S&P may receive compensation for its ratings and certain analyses, normally from issuers or underwriters of securities or from obligors. S&P reserves the right to disseminate its opinions and analyses. S&P's public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P publications and third party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees.

Based on a universe of funds provided to SPIAS, SPIAS may recommend for investment certain funds to which S&P licenses certain intellectual property or otherwise has a financial interest, including exchange-traded funds whose investment objective is to substantially replicate the returns of a proprietary index of S&P Dow Jones Indices, such as the S&P 500. SPIAS recommends these funds for investment based on asset allocation, sector representation, liquidity and other factors; however, SPIAS has a potential conflict of interest with respect to the inclusion of these funds.  In cases where S&P is paid fees that are tied to the amount of assets that are invested in the fund, investment in the fund will generally result in S&P earning compensation in addition to the fees received by SPIAS in connection with its provision of services.  In certain cases there may be alternative funds that are available for investment that will provide investors substantially similar exposure to the asset class or sector.

S&P provides a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address.

SPIAS may consider research and other information from affiliates in making its investment recommendations. The investment policies of certain portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P.  SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations).  The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s).  The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance.  The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s).  Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 index® or any data included therein.  The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, Owners of the product(s) or any other person or entity from the use of the Nasdaq-100 Index® or any data included therein.  The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index® or any data included therein.  Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect or consequential damages, even if notified of the possibility of such damages.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson.  The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Nasdaq®25 Fund, the JNL/Mellon Capital JNL Optimized 5 Fund, or the JNL/Mellon Capital VIP Fund.  The JNL/Mellon Capital Nasdaq® 25 Fund, the JNL/Mellon Capital VIP Fund and the JNL/Mellon Capital JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations.  THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL NASDAQ® 25 FUND, THE JNL/MELLON CAPITAL VIP FUND AND THE JNL/MELLON CAPITAL JNL OPTIMIZED 5 FUND.

“NYSE®” is a registered mark of, and “NYSE International 100 IndexSM” is a service mark of, the New York Stock Exchange, Inc. (“NYSE”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC.  The JNL/Mellon Capital NYSE® International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital NYSE® International 25 Fund.

“NYSE International 100 IndexSM” is a service mark of NYSE Group, Inc.  NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the “NYSE International 100 IndexSM” (the “Index”) and its service marks for use in connection with the JNL/Mellon Capital NYSE® International 25 Fund.

NYSE Group, Inc. does not:

• Sponsor, endorse, sell or promote the JNL/Mellon Capital NYSE® International 25 Fund.
• Recommend that any person invest in the JNL/Mellon Capital NYSE® International 25 Fund or any other securities.
• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital NYSE® International 25 Fund.
• Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital NYSE® International 25 Fund.
• Consider the needs of the JNL/Mellon Capital NYSE® International 25 Fund or the owners of the JNL/Mellon Capital NYSE® International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital NYSE® International 25 Fund.  Specifically,

• NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:
• The results to be obtained by the JNL/Mellon Capital NYSE® International 25 Fund, the owner of the JNL/Mellon Capital NYSE® International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 IndexSM;
• The accuracy or completeness of the Index and its data;
• The merchantability and the fitness for a particular purpose or use of the Index and its data;
• NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;
• Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management, LLC and NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital NYSE® International 25 Fund or any other third parties.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.  Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell").  Russell is not responsible for and has not reviewed JNL/Mellon Capital Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes.  Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.  RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES.  RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES.  RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Jackson has entered into a License Agreement with Value Line®.  Value Line Publishing, Inc.'s ("VLPI") only relationship to Jackson is VLPI's licensing to Jackson of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to Jackson, this Product or any investor.  VLPI has no obligation to take the needs of Jackson or any investor in the Product into consideration in composing the System.  The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System.  VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM.  VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE.  VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM.  VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND AND THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Services

Jackson keeps the assets of the Separate Account.  Jackson holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of Jackson National Separate Account - I and Jackson National Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at Aon Center, 200 East Randolph Drive, Suite 5500, Chicago, Illinois 60601.

Jackson is the parent of Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator.  Pursuant to an agreement between Jackson and JNAM, JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services.  For the past three years, Jackson paid $349,200 in 2010, $430,000 in 2011, and $450,000 in 2012 for the services provided by JNAM to Jackson.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold.  The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237.  JNLD is a subsidiary of Jackson.

For Perspective II, the aggregate amount of underwriting commissions paid to broker/dealers was $672,699,224 in 2011 and $728,658,372 in 2012 .  JNLD did not retain any portion of the commissions.

Calculation of Performance

When Jackson advertises performance for an Investment Division (except the JNL/WMC Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts.  Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Funds.  We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent.  Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts.  The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period.  No deduction is made for premium taxes that may be assessed by certain states.

Jackson may also advertise non-standardized total return on an annualized and cumulative basis.  Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return.  The Contract is designed for long-term investment; therefore, Jackson believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors.  Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.  Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate.  Any quotation of performance should not be considered a guarantee of future performance.  Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management.  An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson may advertise the current annualized yield for a 30-day period for an Investment Division.  The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period.  Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period.  The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

Where:

a	=	net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
b	=	expenses for the Investment Division accrued for the period (net of reimbursements).
c	=	the average daily number of accumulation units outstanding during the period.
d	=	the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 8.5%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission.  Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Funds.  The yield on amounts held in the Investment Division normally will fluctuate over time.  Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return.  An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/WMC Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent.  We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period.  The JNL/WMC Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7).  The JNL/WMC Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/WMC Money Market Division's and effective yield will fluctuate daily.  Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion.  The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information.  There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant.  It should be noted that neither a Contract owner's investment in the JNL/WMC Money Market Division nor that Division's investment in the JNL/WMC Money Market Division is guaranteed or insured.  Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER.  JACKSON DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.  PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS.  MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson's Tax Status

Jackson is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code").  For federal income tax purposes, the Separate Account is not a separate entity from Jackson and its operations form a part of Jackson.

Taxation of Annuity Contracts in General

Section 72 of the Code governs the taxation of annuities in general.  An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected.  For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract.  For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis.  The taxable portion of a withdrawal is taxed at ordinary income tax rates.  Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income.  All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract.  The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made.  No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract).  For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Medicare Tax on Net Investment Income

Beginning in 2013, the taxable portion of distributions from a non-qualified annuity Contract will be considered investment income for purposes of the new Medicare tax on investment income.  As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts.  For 2013, these levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately.  Owners should consult their own tax advisers for more information.

Withholding Tax on Distributions

The Code generally requires Jackson (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract.  For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer.  This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals).  Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement.  If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%.  If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate.  A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts.  The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department").  Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract.  The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts.  These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above.  Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account.  Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.  Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time.  The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson or an advisor in its sole and absolute discretion.  The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects.  The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Perspective II Contract currently offers 103 Investment Divisions and at least one Fixed Account option, although a Contract owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time.  The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  Jackson does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract.  At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance.  Jackson reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution.  Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts.  For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange.  Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

In accordance with Revenue Procedure 2011-38, the IRS will consider a partial exchange of an annuity Contract for another annuity Contract valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 180 days of the date of the partial exchange.  Revenue Procedure 2011-38 also provides certain exceptions to the 180 day rule.  Due to the complexity of these rules, owners are encouraged to consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other Than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities.  Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies).  However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans.  Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences.  Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances.  Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity.  The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income.  In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract.  If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan.  If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable.  If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary.  The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments.  Estate or gift taxes may also apply.

IRS Approval

The Perspective II Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans.  Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan.  Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan.  Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts.  It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal.  Withdrawn earnings are included in a taxpayer's gross income.  Section 72 further provides that a 10% penalty will apply to the income portion of any distribution.  The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan.  Special tax rules may be available for certain distributions from a tax-qualified Contract.  Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A.  To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an  IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code).  The exceptions stated in items (4) and (6) above do not apply in the case of an IRA.  The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship.  Hardship withdrawals do not include any earnings on salary reduction contributions.  These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988.  The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans.  Tax penalties may also apply.  While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion.  Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes – Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA.  Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement.  In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2.  Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used.  Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs.  If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans.  Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan.  Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan.  Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson's administrative procedures.  Jackson is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson specifically consents to be bound.  Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred.  However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan.  Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used.  Such descriptions are not exhaustive and are for general informational purposes only.  The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances.  Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein.  Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization.  Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations.  Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts.  (See "Tax Treatment of Withdrawals – Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women.  The Contracts sold by Jackson in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex.  Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

(a) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code.  These qualifying employers may make contributions to the Contracts for the benefit of their employees.  Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract.  The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.  Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts.  Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity").  Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income.  IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions.  Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA.  Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) Roth IRA Annuities

Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity.  Purchase payments for Roth IRA annuities are limited to a maximum of $5, 500 for 2013 .  The limit will be adjusted annually for inflation in $500 increments.  In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions.  The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000.  The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

Lower maximum limitations apply to individuals above certain adjusted gross income levels.  For 2013 , these levels are $ 112 ,000 in the case of single taxpayers, $ 178 ,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately.  These levels are indexed annually in $1,000 increments.  An overall $5, 500 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

Qualified distributions from Roth IRA annuities are free from federal income tax.  A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor.  Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution.  Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity.  The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity.  Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity.  The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over.  There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.
(d) Pension and Profit-Sharing Plans

The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees.  These retirement plans may permit the purchase of the Contracts to provide benefits under the plan.  Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan.  The tax consequences to owners may vary depending upon the particular plan design.  However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders.  Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(e) Eligible Deferred Compensation Plans -- Section 457

Under Code provisions, employees and independent Contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code.  The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary.  As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the $17, 500 elective deferral limitation in 2013 .  The limit is indexed for inflation in $500 increments annually thereafter.  In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions.  The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $5,500.  The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age.  Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries.  For this purpose, custodial accounts and certain annuity Contracts are treated as trusts.  The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer.  In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code.  In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

●	attains age 70 1/2,
●	severs employment,
●	dies, or
●	suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457.  Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract.  The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment.  That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment.  The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established.  The value may increase or decrease from one business day to the next.  The income option tables contained in the Contract are based on an assumed investment rate of 1.5%.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 1.5%.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)	is the net result of:
	(1)	the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus
	(2)	the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus
(3)
a per share credit or charge with respect to any taxes paid or reserved for by Jackson during the valuation period which are determined by Jackson to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

(b)	is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and
(c)
is the asset charge factor determined by Jackson for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Condensed Financial Information

Accumulation Unit Values

The tables reflect the accumulation unit values for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated – for Contracts with all levels of charges (and combinations of optional endorsements).  The tables do not provide partial year information.  The tables provide accumulation unit values and the number of accumulation units outstanding only if that information is available throughout the period.  Where accumulation unit values and the number of accumulation units outstanding are unavailable, either because of a partial year or a Fund not being offered, a “N/A” is provided.

This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information.  Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus.  Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

For your information in reviewing Accumulation Unit information, set forth below are fund changes and additions since the August 27, 2012 Supplement to the Prospectus dated April 30, 2012.

Effective April 29, 2013, the names of the following Investment Divisions changed (whether or not in connection with a sub-adviser change):

JNL Series Trust

JNL/BlackRock Commodity Securities Fund to JNL/BlackRock Commodity Securities Strategy Fund
JNL/Mellon Capital Management 10 x 10 Fund to JNL/Mellon Capital 10 x 10 Fund
JNL/Mellon Capital Management Index 5 Fund to JNL/Mellon Capital Index 5 Fund
JNL/Mellon Capital Management Emerging Markets Index Fund to JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital Management European 30 Fund to JNL/Mellon Capital European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund to JNL/Mellon Capital Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund to JNL/Mellon Capital S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund to JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund to JNL/Mellon Capital Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund to JNL/Mellon Capital International Index Fund
JNL/Mellon Capital Management Bond Index Fund to JNL/Mellon Capital Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund to JNL/Mellon Capital Global Alpha Fund
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund to JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management Dow SM 10 Fund to JNL/Mellon Capital Dow SM 10 Fund
JNL/Mellon Capital Management S&P ® 10 Fund to JNL/Mellon Capital S&P ® 10 Fund
JNL/Mellon Capital Management Global 15 Fund to JNL/Mellon Capital Global 15 Fund
JNL/Mellon Capital Management Nasdaq ® 25 Fund to JNL/Mellon Capital Nasdaq ® 25 Fund
JNL/Mellon Capital Management Value Line ® 30 Fund to JNL/Mellon Capital Value Line ® 30 Fund
JNL/Mellon Capital Management Dow SM Dividend Fund to JNL/Mellon Capital Dow SM Dividend Fund
JNL/Mellon Capital Management S&P ® 24 Fund to JNL/Mellon Capital S&P ® 24 Fund
JNL/Mellon Capital Management S&P ® SMid 60 Fund to JNL/Mellon Capital S&P ® SMid 60 Fund
JNL/Mellon Capital Management NYSE ® International 25 Fund to JNL/Mellon Capital NYSE ® International 25 Fund
JNL/Mellon Capital Management 25 Fund to JNL/Mellon Capital 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund to JNL/Mellon Capital Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund to JNL/Mellon Capital JNL 5 Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund to JNL/Mellon Capital JNL Optimized 5 Fund
JNL/Mellon Capital Management VIP Fund to JNL/Mellon Capital VIP Fund
JNL/Mellon Capital Management Communications Sector Fund to JNL/Mellon Capital Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund to JNL/Mellon Capital Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund to JNL/Mellon Capital Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund to JNL/Mellon Capital Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund to JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund to JNL/Mellon Capital Technology Sector Fund

Accumulation Unit Values
Base Contract with $1 Million Premium Administrative Fee Waiver - 1.10%

Investment Divisions	December 31,
2012
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$9.09
End of period	$10.27
Accumulation units outstanding at the end of period	105,349

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$13.61
End of period	$14.96
Accumulation units outstanding at the end of period	72,631

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$14.13
End of period	$15.56
Accumulation units outstanding at the end of period	8,212

Investment Divisions	December 31,
2012
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$14.43
End of period	$15.82
Accumulation units outstanding at the end of period	170,597

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	$14.85
End of period	$16.30
Accumulation units outstanding at the end of period	12,125

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$10.07
End of period	$11.30
Accumulation units outstanding at the end of period	58,317

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.70
End of period	$11.20
Accumulation units outstanding at the end of period	23,748

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$10.02
End of period	$11.59
Accumulation units outstanding at the end of period	131,437

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$9.56
End of period	$11.10
Accumulation units outstanding at the end of period	15,699

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	$10.47
End of period	$10.44
Accumulation units outstanding at the end of period	2,730

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$9.82
End of period	$10.65
Accumulation units outstanding at the end of period	858,606

Investment Divisions	December 31,
2012
JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$26.15
End of period	$30.27
Accumulation units outstanding at the end of period	4,710

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$28.41
End of period	$31.98
Accumulation units outstanding at the end of period	331

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$8.65
End of period	$9.92
Accumulation units outstanding at the end of period	22,885

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$11.32
End of period	$12.57
Accumulation units outstanding at the end of period	8,787

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$25.27
End of period	$26.93
Accumulation units outstanding at the end of period	8,381

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$12.41
End of period	$14.49
Accumulation units outstanding at the end of period	7,902

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$11.79
End of period	$14.96
Accumulation units outstanding at the end of period	4,081

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.19
End of period	$18.54
Accumulation units outstanding at the end of period	7,690

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$11.88
End of period	$13.22
Accumulation units outstanding at the end of period	11,431

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$10.32
End of period	$11.96
Accumulation units outstanding at the end of period	26,880

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$11.74
End of period	$13.60
Accumulation units outstanding at the end of period	18,316

Investment Divisions	December 31,
2012
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$21.75
End of period	$22.29
Accumulation units outstanding at the end of period	18,102

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	$15.86
End of period	$18.46
Accumulation units outstanding at the end of period	1,891

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	$14.51
End of period	$14.87
Accumulation units outstanding at the end of period	24,119

JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	$7.29
End of period	$8.04
Accumulation units outstanding at the end of period	15,928

JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	$9.45
End of period	$10.65
Accumulation units outstanding at the end of period	103,212

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$33.69
End of period	$34.76
Accumulation units outstanding at the end of period	492

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	$11.29
End of period	$12.88
Accumulation units outstanding at the end of period	9,656

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$10.66
End of period	$12.00
Accumulation units outstanding at the end of period	52,089

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	$7.18
End of period	$7.90
Accumulation units outstanding at the end of period	2,176

Investment Divisions	December 31,
2012
JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$14.26
End of period	$15.30
Accumulation units outstanding at the end of period	88,048

Investment Divisions	December 31,
2012
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$19.77
End of period	$21.14
Accumulation units outstanding at the end of period	121,936

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$9.96
End of period	$10.62
Accumulation units outstanding at the end of period	8,216

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.84
End of period	$19.45
Accumulation units outstanding at the end of period	9,629

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$11.36
End of period	$12.68
Accumulation units outstanding at the end of period	86,908

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$14.57
End of period	$16.69
Accumulation units outstanding at the end of period	63,994

Investment Divisions	December 31,
2012
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.47
End of period	$13.42
Accumulation units outstanding at the end of period	63,761

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$15.14
End of period	$17.27
Accumulation units outstanding at the end of period	42,199

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.45
End of period	$17.38
Accumulation units outstanding at the end of period	141,027

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$30.89
End of period	$36.31
Accumulation units outstanding at the end of period	957

Investment Divisions	December 31,
2012
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$50.04
End of period	$56.21
Accumulation units outstanding at the end of period	311

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.72
End of period	$10.87
Accumulation units outstanding at the end of period	13,772

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/UBS Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$30.66
End of period	$33.39
Accumulation units outstanding at the end of period	67,993

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Accumulation Unit Values
Base Contract - 1.15%

Investment Divisions	December 31,
2012
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$10.07
End of period	$11.29
Accumulation units outstanding at the end of period	8,022

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.70
End of period	$11.18
Accumulation units outstanding at the end of period	17,828

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	$10.45
End of period	$10.41
Accumulation units outstanding at the end of period	6,728

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.43
End of period	$12.77
Accumulation units outstanding at the end of period	5,746

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$28.19
End of period	$31.73
Accumulation units outstanding at the end of period	6,826

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$7.43
End of period	$8.96
Accumulation units outstanding at the end of period	10,504

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$11.29
End of period	$12.52
Accumulation units outstanding at the end of period	22,364

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$12.44
End of period	$14.47
Accumulation units outstanding at the end of period	2,873

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$25.06
End of period	$26.69
Accumulation units outstanding at the end of period	5,460

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$12.37
End of period	$14.43
Accumulation units outstanding at the end of period	3,553

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$7.75
End of period	$9.16
Accumulation units outstanding at the end of period	9,918

Investment Divisions	December 31,
2012
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$11.75
End of period	$14.91
Accumulation units outstanding at the end of period	8,643

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.06
End of period	$18.38
Accumulation units outstanding at the end of period	2,228

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$11.82
End of period	$13.15
Accumulation units outstanding at the end of period	14,563

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$10.30
End of period	$11.94
Accumulation units outstanding at the end of period	14,148

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$11.66
End of period	$13.50
Accumulation units outstanding at the end of period	3,110

Investment Divisions	December 31,
2012
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$23.94
End of period	$27.51
Accumulation units outstanding at the end of period	8,810

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	$19.44
End of period	$20.71
Accumulation units outstanding at the end of period	1,965

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	$12.93
End of period	$13.79
Accumulation units outstanding at the end of period	2,961

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	$11.07
End of period	$12.55
Accumulation units outstanding at the end of period	5,874

Investment Divisions	December 31,
2012
JNL/MCM 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	$7.27
End of period	$8.01
Accumulation units outstanding at the end of period	34,976

JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.04
End of period	$10.51
Accumulation units outstanding at the end of period	7,254

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	$6.85
End of period	$8.54
Accumulation units outstanding at the end of period	22,690

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	$13.31
End of period	$15.59
Accumulation units outstanding at the end of period	11,992

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$33.48
End of period	$34.54
Accumulation units outstanding at the end of period	2,870

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	$7.14
End of period	$7.85
Accumulation units outstanding at the end of period	12,733

Investment Divisions	December 31,
2012
JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$19.64
End of period	$20.98
Accumulation units outstanding at the end of period	16,238

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$9.96
End of period	$10.61
Accumulation units outstanding at the end of period	18,536

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.73
End of period	$19.31
Accumulation units outstanding at the end of period	20,326

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$30.63
End of period	$35.99
Accumulation units outstanding at the end of period	8,666

Investment Divisions	December 31,
2012
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$14.68
End of period	$17.32
Accumulation units outstanding at the end of period	11,198

JNL/UBS Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$13.30
End of period	$13.15
Accumulation units outstanding at the end of period	7,489

Investment Divisions	December 31,
2012
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$19.81
End of period	$22.78
Accumulation units outstanding at the end of period	14,745

Accumulation Unit Values
Base Contract - 1.25%

Investment Divisions	December 31,
2012
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$8.33
End of period	$9.43
Accumulation units outstanding at the end of period	294,898

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$9.02
End of period	$10.18
Accumulation units outstanding at the end of period	1,080,950

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$13.55
End of period	$14.87
Accumulation units outstanding at the end of period	1,615,925

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$14.07
End of period	$15.47
Accumulation units outstanding at the end of period	804,489

Investment Divisions	December 31,
2012
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$14.37
End of period	$15.74
Accumulation units outstanding at the end of period	1,010,543

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	$14.79
End of period	$16.21
Accumulation units outstanding at the end of period	147,603

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$10.05
End of period	$11.26
Accumulation units outstanding at the end of period	915,738

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$8.80
End of period	$10.24
Accumulation units outstanding at the end of period	139,463

Investment Divisions	December 31,
2012
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$10.00
End of period	$11.55
Accumulation units outstanding at the end of period	790,246

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$9.10
End of period	$10.55
Accumulation units outstanding at the end of period	222,084

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	$10.40
End of period	$10.35
Accumulation units outstanding at the end of period	594,899

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$9.80
End of period	$10.61
Accumulation units outstanding at the end of period	6,988,598

Investment Divisions	December 31,
2012
JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	$10.35
End of period	$12.13
Accumulation units outstanding at the end of period	37,693

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.30
End of period	$12.61
Accumulation units outstanding at the end of period	290,777

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$25.51
End of period	$29.48
Accumulation units outstanding at the end of period	15,745

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$16.86
End of period	$18.93
Accumulation units outstanding at the end of period	167,150

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$27.76
End of period	$31.21
Accumulation units outstanding at the end of period	149,052

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$7.42
End of period	$8.98
Accumulation units outstanding at the end of period	78,466

Investment Divisions	December 31,
2012
JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$6.18
End of period	$7.53
Accumulation units outstanding at the end of period	106,666

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$8.58
End of period	$9.83
Accumulation units outstanding at the end of period	323,134

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$10.05
End of period	$11.71
Accumulation units outstanding at the end of period	275,470

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$11.23
End of period	$12.44
Accumulation units outstanding at the end of period	565,008

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$6.81
End of period	$8.56
Accumulation units outstanding at the end of period	120,615

Investment Divisions	December 31,
2012
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$8.21
End of period	$9.21
Accumulation units outstanding at the end of period	271,577

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$12.36
End of period	$14.36
Accumulation units outstanding at the end of period	76,172

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$24.64
End of period	$26.23
Accumulation units outstanding at the end of period	135,432

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.65
End of period	$14.99
Accumulation units outstanding at the end of period	38,620

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$12.29
End of period	$14.32
Accumulation units outstanding at the end of period	191,954

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$7.71
End of period	$9.10
Accumulation units outstanding at the end of period	97,942

Investment Divisions	December 31,
2012
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$11.68
End of period	$14.79
Accumulation units outstanding at the end of period	284,151

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$15.80
End of period	$18.05
Accumulation units outstanding at the end of period	122,451

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$11.70
End of period	$13.00
Accumulation units outstanding at the end of period	175,127

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$15.36
End of period	$17.84
Accumulation units outstanding at the end of period	34,424

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$10.28
End of period	$11.90
Accumulation units outstanding at the end of period	2,879,414

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$11.50
End of period	$13.30
Accumulation units outstanding at the end of period	88,890

Investment Divisions	December 31,
2012
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$23.54
End of period	$27.03
Accumulation units outstanding at the end of period	55,009

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$21.21
End of period	$21.71
Accumulation units outstanding at the end of period	164,245

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.61
End of period	$14.01
Accumulation units outstanding at the end of period	167,904

JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	$19.18
End of period	$20.40
Accumulation units outstanding at the end of period	90,570

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	$12.89
End of period	$13.74
Accumulation units outstanding at the end of period	3,054

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	$11.03
End of period	$12.50
Accumulation units outstanding at the end of period	22,337

Investment Divisions	December 31,
2012
JNL/MCM 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	$15.56
End of period	$18.09
Accumulation units outstanding at the end of period	191,184

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	$14.29
End of period	$14.63
Accumulation units outstanding at the end of period	85,845

JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	$5.44
End of period	$6.46
Accumulation units outstanding at the end of period	24,761

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$12.31
End of period	$15.00
Accumulation units outstanding at the end of period	29,746

JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	$8.47
End of period	$9.70
Accumulation units outstanding at the end of period	57,934

Investment Divisions	December 31,
2012
JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	$7.23
End of period	$7.96
Accumulation units outstanding at the end of period	203,866

JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.04
End of period	$10.50
Accumulation units outstanding at the end of period	207,970

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	$11.06
End of period	$11.86
Accumulation units outstanding at the end of period	6,690

JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	$6.77
End of period	$8.42
Accumulation units outstanding at the end of period	74,908

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	$13.29
End of period	$16.14
Accumulation units outstanding at the end of period	11,795

Investment Divisions	December 31,
2012
JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	$10.47
End of period	$10.15
Accumulation units outstanding at the end of period	33,974

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	$13.14
End of period	$15.38
Accumulation units outstanding at the end of period	74,231

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	$9.39
End of period	$10.56
Accumulation units outstanding at the end of period	176,096

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	$13.59
End of period	$15.84
Accumulation units outstanding at the end of period	31,254

JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	$10.91
End of period	$12.72
Accumulation units outstanding at the end of period	30,818

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$8.72
End of period	$9.85
Accumulation units outstanding at the end of period	24,860

Investment Divisions	December 31,
2012
JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$11.49
End of period	$13.58
Accumulation units outstanding at the end of period	74,966

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	$6.31
End of period	$6.96
Accumulation units outstanding at the end of period	4,860

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$33.07
End of period	$34.07
Accumulation units outstanding at the end of period	65,447

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	$7.91
End of period	$9.35
Accumulation units outstanding at the end of period	19,776

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	$10.09
End of period	$11.11
Accumulation units outstanding at the end of period	28,141

Investment Divisions	December 31,
2012
JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$16.58
End of period	$19.19
Accumulation units outstanding at the end of period	63,198

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	$11.12
End of period	$12.67
Accumulation units outstanding at the end of period	309,717

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$10.58
End of period	$11.90
Accumulation units outstanding at the end of period	12,861

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	$13.38
End of period	$15.32
Accumulation units outstanding at the end of period	11,092

JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	$14.57
End of period	$16.67
Accumulation units outstanding at the end of period	51,081

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	$7.05
End of period	$7.74
Accumulation units outstanding at the end of period	270,667

Investment Divisions	December 31,
2012
JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	$9.74
End of period	$10.50
Accumulation units outstanding at the end of period	26,265

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	$10.91
End of period	$12.08
Accumulation units outstanding at the end of period	424

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$12.90
End of period	$15.36
Accumulation units outstanding at the end of period	134,147

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$14.16
End of period	$15.16
Accumulation units outstanding at the end of period	513,186

Investment Divisions	December 31,
2012
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$19.37
End of period	$20.67
Accumulation units outstanding at the end of period	1,019,705

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$9.95
End of period	$10.59
Accumulation units outstanding at the end of period	341,017

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.50
End of period	$19.02
Accumulation units outstanding at the end of period	267,309

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$9.62
End of period	$11.06
Accumulation units outstanding at the end of period	16,782

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$9.48
End of period	$11.21
Accumulation units outstanding at the end of period	17,928

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$17.52
End of period	$20.01
Accumulation units outstanding at the end of period	2,851

Investment Divisions	December 31,
2012
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$8.30
End of period	$10.68
Accumulation units outstanding at the end of period	110,208

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$11.03
End of period	$12.66
Accumulation units outstanding at the end of period	203,996

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$11.96
End of period	$13.77
Accumulation units outstanding at the end of period	96,716

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$11.29
End of period	$12.58
Accumulation units outstanding at the end of period	618,341

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$11.57
End of period	$13.04
Accumulation units outstanding at the end of period	72,965

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$14.27
End of period	$16.33
Accumulation units outstanding at the end of period	820,325

Investment Divisions	December 31,
2012
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.34
End of period	$13.26
Accumulation units outstanding at the end of period	557,559

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$14.83
End of period	$16.89
Accumulation units outstanding at the end of period	1,639,181

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$12.61
End of period	$13.81
Accumulation units outstanding at the end of period	1,876,835

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.13
End of period	$17.00
Accumulation units outstanding at the end of period	2,328,358

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$9.16
End of period	$11.03
Accumulation units outstanding at the end of period	34,305

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$30.13
End of period	$35.36
Accumulation units outstanding at the end of period	174,001

Investment Divisions	December 31,
2012
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$48.81
End of period	$54.75
Accumulation units outstanding at the end of period	110,058

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.63
End of period	$10.76
Accumulation units outstanding at the end of period	367,097

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$14.51
End of period	$17.10
Accumulation units outstanding at the end of period	125,013

JNL/UBS Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$26.39
End of period	$28.83
Accumulation units outstanding at the end of period	49,545

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$29.91
End of period	$32.51
Accumulation units outstanding at the end of period	425,301

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$13.09
End of period	$12.92
Accumulation units outstanding at the end of period	411,632

Investment Divisions	December 31,
2012
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$19.62
End of period	$22.55
Accumulation units outstanding at the end of period	105,840

Accumulation Unit Values
Contract with Endorsements - 1.30%

Investment Divisions	December 31,
2012
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$8.31
End of period	$9.40
Accumulation units outstanding at the end of period	163,308

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$9.78
End of period	$10.94
Accumulation units outstanding at the end of period	266,290

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$14.06
End of period	$15.44
Accumulation units outstanding at the end of period	128,808

Investment Divisions	December 31,
2012
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$14.35
End of period	$15.71
Accumulation units outstanding at the end of period	117,705

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.67
End of period	$11.14
Accumulation units outstanding at the end of period	56,505

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$8.79
End of period	$10.23
Accumulation units outstanding at the end of period	24,128

Investment Divisions	December 31,
2012
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$9.09
End of period	$10.54
Accumulation units outstanding at the end of period	22,472

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$9.53
End of period	$11.04
Accumulation units outstanding at the end of period	36,155

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	$10.37
End of period	$10.32
Accumulation units outstanding at the end of period	52,963

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$9.80
End of period	$10.60
Accumulation units outstanding at the end of period	1,057,222

Investment Divisions	December 31,
2012
JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.23
End of period	$12.53
Accumulation units outstanding at the end of period	18,090

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$25.30
End of period	$29.22
Accumulation units outstanding at the end of period	701

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$16.73
End of period	$18.77
Accumulation units outstanding at the end of period	19,976

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$27.55
End of period	$30.96
Accumulation units outstanding at the end of period	22,576

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$7.40
End of period	$8.96
Accumulation units outstanding at the end of period	51,420

Investment Divisions	December 31,
2012
JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$6.17
End of period	$7.51
Accumulation units outstanding at the end of period	21,040

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$8.56
End of period	$9.80
Accumulation units outstanding at the end of period	51,697

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$7.38
End of period	$8.89
Accumulation units outstanding at the end of period	49,193

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$11.20
End of period	$12.40
Accumulation units outstanding at the end of period	115,007

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$6.80
End of period	$8.54
Accumulation units outstanding at the end of period	11,176

Investment Divisions	December 31,
2012
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$8.19
End of period	$9.19
Accumulation units outstanding at the end of period	43,192

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$12.32
End of period	$14.30
Accumulation units outstanding at the end of period	9,026

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$24.44
End of period	$26.00
Accumulation units outstanding at the end of period	18,028

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$12.25
End of period	$14.27
Accumulation units outstanding at the end of period	68,743

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$7.69
End of period	$9.08
Accumulation units outstanding at the end of period	13,837

Investment Divisions	December 31,
2012
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$11.64
End of period	$14.74
Accumulation units outstanding at the end of period	55,475

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$15.66
End of period	$17.90
Accumulation units outstanding at the end of period	21,646

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$11.64
End of period	$12.93
Accumulation units outstanding at the end of period	56,749

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$15.28
End of period	$17.75
Accumulation units outstanding at the end of period	5,147

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$10.27
End of period	$11.89
Accumulation units outstanding at the end of period	347,770

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$11.42
End of period	$13.20
Accumulation units outstanding at the end of period	12,140

Investment Divisions	December 31,
2012
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$23.35
End of period	$26.79
Accumulation units outstanding at the end of period	11,784

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$21.04
End of period	$21.52
Accumulation units outstanding at the end of period	15,136

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	$19.04
End of period	$20.25
Accumulation units outstanding at the end of period	13,014

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	$12.87
End of period	$13.71
Accumulation units outstanding at the end of period	3,614

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	$15.47
End of period	$17.97
Accumulation units outstanding at the end of period	19,239

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	$14.22
End of period	$14.55
Accumulation units outstanding at the end of period	15,881

JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	$5.40
End of period	$6.42
Accumulation units outstanding at the end of period	6,195

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$12.23
End of period	$14.91
Accumulation units outstanding at the end of period	4,051

JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	$7.21
End of period	$7.93
Accumulation units outstanding at the end of period	57,807

JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	$6.72
End of period	$8.37
Accumulation units outstanding at the end of period	21,527

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	$13.21
End of period	$16.03
Accumulation units outstanding at the end of period	2,567

Investment Divisions	December 31,
2012
JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	$13.06
End of period	$15.28
Accumulation units outstanding at the end of period	22,768

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	$13.53
End of period	$15.76
Accumulation units outstanding at the end of period	15,244

JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$11.45
End of period	$13.53
Accumulation units outstanding at the end of period	19,480

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	$6.30
End of period	$6.94
Accumulation units outstanding at the end of period	147

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$32.86
End of period	$33.84
Accumulation units outstanding at the end of period	12,717

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$12.66
End of period	$14.00
Accumulation units outstanding at the end of period	5,883

JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	$7.86
End of period	$9.29
Accumulation units outstanding at the end of period	11,123

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$16.49
End of period	$19.09
Accumulation units outstanding at the end of period	29,175

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	$11.06
End of period	$12.60
Accumulation units outstanding at the end of period	185,497

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	$14.49
End of period	$16.58
Accumulation units outstanding at the end of period	13,400

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	$7.01
End of period	$7.69
Accumulation units outstanding at the end of period	48,202

Investment Divisions	December 31,
2012
JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$12.83
End of period	$15.27
Accumulation units outstanding at the end of period	17,671

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$14.12
End of period	$15.12
Accumulation units outstanding at the end of period	127,366

Investment Divisions	December 31,
2012
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$19.23
End of period	$20.52
Accumulation units outstanding at the end of period	186,335

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$9.94
End of period	$10.58
Accumulation units outstanding at the end of period	63,790

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.39
End of period	$18.89
Accumulation units outstanding at the end of period	31,092

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$9.60
End of period	$11.03
Accumulation units outstanding at the end of period	652

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$9.47
End of period	$11.18
Accumulation units outstanding at the end of period	630

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$17.37
End of period	$19.83
Accumulation units outstanding at the end of period	2,745

Investment Divisions	December 31,
2012
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$11.01
End of period	$12.63
Accumulation units outstanding at the end of period	14,096

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$11.93
End of period	$13.73
Accumulation units outstanding at the end of period	25,829

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$11.27
End of period	$12.55
Accumulation units outstanding at the end of period	36,220

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$11.55
End of period	$13.01
Accumulation units outstanding at the end of period	5,874

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$14.18
End of period	$16.21
Accumulation units outstanding at the end of period	154,744

Investment Divisions	December 31,
2012
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$14.73
End of period	$16.77
Accumulation units outstanding at the end of period	165,660

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$12.56
End of period	$13.75
Accumulation units outstanding at the end of period	253,506

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.03
End of period	$16.87
Accumulation units outstanding at the end of period	302,300

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$9.15
End of period	$11.00
Accumulation units outstanding at the end of period	8,670

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$29.88
End of period	$35.05
Accumulation units outstanding at the end of period	24,877

Investment Divisions	December 31,
2012
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$48.40
End of period	$54.27
Accumulation units outstanding at the end of period	10,653

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.60
End of period	$10.72
Accumulation units outstanding at the end of period	42,628

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$14.43
End of period	$17.00
Accumulation units outstanding at the end of period	22,330

JNL/UBS Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$26.17
End of period	$28.57
Accumulation units outstanding at the end of period	2,544

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$29.66
End of period	$32.23
Accumulation units outstanding at the end of period	58,754

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$12.97
End of period	$12.80
Accumulation units outstanding at the end of period	157,527

Investment Divisions	December 31,
2012
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$19.57
End of period	$22.48
Accumulation units outstanding at the end of period	23,718

Accumulation Unit Values
Contract with Endorsements - 1.40%

Investment Divisions	December 31,
2012
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$9.51
End of period	$11.01
Accumulation units outstanding at the end of period	35,681

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$7.33
End of period	$8.83
Accumulation units outstanding at the end of period	46,853

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$7.65
End of period	$9.02
Accumulation units outstanding at the end of period	42,129

Investment Divisions	December 31,
2012
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	$14.35
End of period	$16.40
Accumulation units outstanding at the end of period	21,527

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$29.39
End of period	$34.44
Accumulation units outstanding at the end of period	10,399

Investment Divisions	December 31,
2012
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$47.60
End of period	$53.32
Accumulation units outstanding at the end of period	6,334

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/UBS Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Accumulation Unit Values
Contract with Endorsements - 1.55%

Investment Divisions	December 31,
2012
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$13.96
End of period	$15.30
Accumulation units outstanding at the end of period	7,633

Investment Divisions	December 31,
2012
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$14.25
End of period	$15.56
Accumulation units outstanding at the end of period	10,132

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$10.00
End of period	$11.17
Accumulation units outstanding at the end of period	7,060

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$9.95
End of period	$11.45
Accumulation units outstanding at the end of period	6,144

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	$10.24
End of period	$10.16
Accumulation units outstanding at the end of period	234

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$9.77
End of period	$10.54
Accumulation units outstanding at the end of period	179,455

Investment Divisions	December 31,
2012
JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$26.52
End of period	$29.72
Accumulation units outstanding at the end of period	423

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$7.28
End of period	$8.75
Accumulation units outstanding at the end of period	2,234

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$11.04
End of period	$12.20
Accumulation units outstanding at the end of period	2,032

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$23.44
End of period	$24.87
Accumulation units outstanding at the end of period	6,472

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$11.44
End of period	$14.46
Accumulation units outstanding at the end of period	4,468

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$10.21
End of period	$11.79
Accumulation units outstanding at the end of period	27,054

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$20.18
End of period	$20.59
Accumulation units outstanding at the end of period	9,838

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$11.85
End of period	$14.41
Accumulation units outstanding at the end of period	1,850

JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	$7.10
End of period	$7.79
Accumulation units outstanding at the end of period	5,749

JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	$6.52
End of period	$8.09
Accumulation units outstanding at the end of period	3,183

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	$12.66
End of period	$14.77
Accumulation units outstanding at the end of period	4,841

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	$10.68
End of period	$12.41
Accumulation units outstanding at the end of period	4,240

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$8.58
End of period	$9.65
Accumulation units outstanding at the end of period	5,437

Investment Divisions	December 31,
2012
JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$11.25
End of period	$13.25
Accumulation units outstanding at the end of period	1,828

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$31.85
End of period	$32.72
Accumulation units outstanding at the end of period	2,417

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$16.09
End of period	$18.57
Accumulation units outstanding at the end of period	584

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	$10.79
End of period	$12.26
Accumulation units outstanding at the end of period	72

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	$14.14
End of period	$16.13
Accumulation units outstanding at the end of period	683

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	$6.79
End of period	$7.44
Accumulation units outstanding at the end of period	7,107

Investment Divisions	December 31,
2012
JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.95
End of period	$14.89
Accumulation units outstanding at the end of period	14,662

Investment Divisions	December 31,
2012
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$18.58
End of period	$19.77
Accumulation units outstanding at the end of period	28,571

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$9.92
End of period	$10.53
Accumulation units outstanding at the end of period	26,516

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$15.83
End of period	$18.20
Accumulation units outstanding at the end of period	98

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$11.16
End of period	$12.39
Accumulation units outstanding at the end of period	18,606

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$13.70
End of period	$15.62
Accumulation units outstanding at the end of period	114

Investment Divisions	December 31,
2012
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$14.23
End of period	$16.16
Accumulation units outstanding at the end of period	23,901

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$12.34
End of period	$13.47
Accumulation units outstanding at the end of period	3,432

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$14.52
End of period	$16.26
Accumulation units outstanding at the end of period	14,264

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$28.67
End of period	$33.54
Accumulation units outstanding at the end of period	719

Investment Divisions	December 31,
2012
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$46.43
End of period	$51.93
Accumulation units outstanding at the end of period	1,601

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.45
End of period	$10.54
Accumulation units outstanding at the end of period	3,694

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/UBS Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$25.10
End of period	$27.34
Accumulation units outstanding at the end of period	836

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$28.45
End of period	$30.84
Accumulation units outstanding at the end of period	7,090

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$19.09
End of period	$21.86
Accumulation units outstanding at the end of period	81

Accumulation Unit Values
Contract with Endorsements - 1.60%

Investment Divisions	December 31,
2012
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	$10.22
End of period	$10.13
Accumulation units outstanding at the end of period	1,219

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$10.84
End of period	$12.06
Accumulation units outstanding at the end of period	427

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$26.32
End of period	$29.48
Accumulation units outstanding at the end of period	878

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$10.05
End of period	$11.66
Accumulation units outstanding at the end of period	2,618

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$11.01
End of period	$12.15
Accumulation units outstanding at the end of period	114

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$11.41
End of period	$14.40
Accumulation units outstanding at the end of period	366

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$14.90
End of period	$16.98
Accumulation units outstanding at the end of period	1,213

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$10.20
End of period	$11.77
Accumulation units outstanding at the end of period	4,535

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$22.21
End of period	$25.41
Accumulation units outstanding at the end of period	698

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$20.01
End of period	$20.41
Accumulation units outstanding at the end of period	734

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	$13.81
End of period	$14.08
Accumulation units outstanding at the end of period	708

JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	$7.08
End of period	$7.77
Accumulation units outstanding at the end of period	272

JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.03
End of period	$10.45
Accumulation units outstanding at the end of period	2,153

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$31.65
End of period	$32.50
Accumulation units outstanding at the end of period	381

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	$10.74
End of period	$12.19
Accumulation units outstanding at the end of period	1,162

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.92
End of period	$14.85
Accumulation units outstanding at the end of period	1,685

Investment Divisions	December 31,
2012
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$18.45
End of period	$19.63
Accumulation units outstanding at the end of period	256

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$15.72
End of period	$18.07
Accumulation units outstanding at the end of period	125

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$12.29
End of period	$13.42
Accumulation units outstanding at the end of period	115

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$14.42
End of period	$16.14
Accumulation units outstanding at the end of period	3,544

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$13.93
End of period	$16.36
Accumulation units outstanding at the end of period	92

JNL/UBS Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$24.90
End of period	$27.10
Accumulation units outstanding at the end of period	191

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Accumulation Unit Values
Contract with Endorsements - 1.81%

Investment Divisions	December 31,
2012
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$9.96
End of period	$11.09
Accumulation units outstanding at the end of period	19,985

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$9.91
End of period	$11.38
Accumulation units outstanding at the end of period	7,116

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	$10.11
End of period	$10.01
Accumulation units outstanding at the end of period	7,268

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$15.47
End of period	$17.28
Accumulation units outstanding at the end of period	2,711

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$25.49
End of period	$28.49
Accumulation units outstanding at the end of period	5,938

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$6.04
End of period	$7.32
Accumulation units outstanding at the end of period	10,595

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$6.66
End of period	$8.32
Accumulation units outstanding at the end of period	21,315

Investment Divisions	December 31,
2012
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$11.25
End of period	$14.17
Accumulation units outstanding at the end of period	6,546

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$11.05
End of period	$12.21
Accumulation units outstanding at the end of period	7,202

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.25
End of period	$13.50
Accumulation units outstanding at the end of period	12,305

JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.77
End of period	$14.66
Accumulation units outstanding at the end of period	6,202

Investment Divisions	December 31,
2012
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.92
End of period	$19.02
Accumulation units outstanding at the end of period	3,935

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$13.60
End of period	$15.93
Accumulation units outstanding at the end of period	5,222

JNL/UBS Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$18.63
End of period	$21.29
Accumulation units outstanding at the end of period	12,661

Accumulation Unit Values
Contract with Endorsements - 1.885%

Investment Divisions	December 31,
2012
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$9.50
End of period	$10.56
Accumulation units outstanding at the end of period	923

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$8.74
End of period	$9.80
Accumulation units outstanding at the end of period	442

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$13.32
End of period	$14.53
Accumulation units outstanding at the end of period	17,975

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$13.83
End of period	$15.11
Accumulation units outstanding at the end of period	2,908

Investment Divisions	December 31,
2012
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$13.59
End of period	$15.38
Accumulation units outstanding at the end of period	17,465

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$12.04
End of period	$13.11
Accumulation units outstanding at the end of period	4,910

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/UBS Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Accumulation Unit Values
Contract with Endorsements - 1.932%

Investment Divisions	December 31,
2012
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$13.30
End of period	$14.50
Accumulation units outstanding at the end of period	168,169

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$13.81
End of period	$15.08
Accumulation units outstanding at the end of period	101,161

Investment Divisions	December 31,
2012
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.56
End of period	$10.95
Accumulation units outstanding at the end of period	13,409

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.69
End of period	$14.56
Accumulation units outstanding at the end of period	10,144

Investment Divisions	December 31,
2012
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.62
End of period	$18.68
Accumulation units outstanding at the end of period	12,743

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$15.01
End of period	$17.19
Accumulation units outstanding at the end of period	25,429

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.74
End of period	$12.53
Accumulation units outstanding at the end of period	13,093

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.23
End of period	$10.28
Accumulation units outstanding at the end of period	46,895

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/UBS Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Accumulation Unit Values
Contract with Endorsements - 1.935%

Investment Divisions	December 31,
2012
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/UBS Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Accumulation Unit Values
Contract with Endorsements - 1.945%

Investment Divisions	December 31,
2012
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$8.05
End of period	$9.05
Accumulation units outstanding at the end of period	11,910

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$9.47
End of period	$10.52
Accumulation units outstanding at the end of period	19,038

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$8.72
End of period	$9.76
Accumulation units outstanding at the end of period	15,674

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$13.30
End of period	$14.49
Accumulation units outstanding at the end of period	67,988

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$13.81
End of period	$15.08
Accumulation units outstanding at the end of period	17,209

Investment Divisions	December 31,
2012
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$14.10
End of period	$15.33
Accumulation units outstanding at the end of period	26,290

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$9.93
End of period	$11.05
Accumulation units outstanding at the end of period	28,083

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.55
End of period	$10.95
Accumulation units outstanding at the end of period	19,537

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$8.70
End of period	$10.06
Accumulation units outstanding at the end of period	4,518

Investment Divisions	December 31,
2012
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$9.88
End of period	$11.33
Accumulation units outstanding at the end of period	20,119

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$8.99
End of period	$10.36
Accumulation units outstanding at the end of period	6,843

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$9.43
End of period	$10.85
Accumulation units outstanding at the end of period	12,647

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	$10.04
End of period	$9.93
Accumulation units outstanding at the end of period	77,981

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$9.72
End of period	$10.45
Accumulation units outstanding at the end of period	230,034

Investment Divisions	December 31,
2012
JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$10.42
End of period	$11.55
Accumulation units outstanding at the end of period	1,271

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$15.16
End of period	$16.90
Accumulation units outstanding at the end of period	2,465

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$24.96
End of period	$27.87
Accumulation units outstanding at the end of period	4,586

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$6.01
End of period	$7.27
Accumulation units outstanding at the end of period	7,932

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$8.29
End of period	$9.43
Accumulation units outstanding at the end of period	59,938

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$7.14
End of period	$8.55
Accumulation units outstanding at the end of period	29,130

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$10.79
End of period	$11.88
Accumulation units outstanding at the end of period	24,662

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$6.62
End of period	$8.26
Accumulation units outstanding at the end of period	3,427

Investment Divisions	December 31,
2012
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$7.93
End of period	$8.84
Accumulation units outstanding at the end of period	22,816

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$11.80
End of period	$13.61
Accumulation units outstanding at the end of period	9,748

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.95
End of period	$23.20
Accumulation units outstanding at the end of period	9,604

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.36
End of period	$14.56
Accumulation units outstanding at the end of period	6,432

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$11.73
End of period	$13.58
Accumulation units outstanding at the end of period	7,459

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$7.45
End of period	$8.73
Accumulation units outstanding at the end of period	9,696

Investment Divisions	December 31,
2012
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$11.15
End of period	$14.03
Accumulation units outstanding at the end of period	18,081

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$14.07
End of period	$15.97
Accumulation units outstanding at the end of period	7,744

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$10.90
End of period	$12.03
Accumulation units outstanding at the end of period	1,555

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$14.31
End of period	$16.51
Accumulation units outstanding at the end of period	6,735

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$10.12
End of period	$11.64
Accumulation units outstanding at the end of period	153,515

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$10.44
End of period	$12.00
Accumulation units outstanding at the end of period	5,385

Investment Divisions	December 31,
2012
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$20.97
End of period	$23.91
Accumulation units outstanding at the end of period	3,548

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.90
End of period	$19.21
Accumulation units outstanding at the end of period	6,619

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.16
End of period	$13.38
Accumulation units outstanding at the end of period	14,643

JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	$17.42
End of period	$18.40
Accumulation units outstanding at the end of period	5,104

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	$12.60
End of period	$13.34
Accumulation units outstanding at the end of period	804

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	$13.34
End of period	$13.56
Accumulation units outstanding at the end of period	1,178

JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$11.28
End of period	$13.66
Accumulation units outstanding at the end of period	712

JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	$6.94
End of period	$7.58
Accumulation units outstanding at the end of period	19,997

JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	$6.20
End of period	$7.67
Accumulation units outstanding at the end of period	1,918

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	$10.31
End of period	$9.92
Accumulation units outstanding at the end of period	681

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	$12.05
End of period	$14.01
Accumulation units outstanding at the end of period	2,950

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	$12.69
End of period	$14.68
Accumulation units outstanding at the end of period	410

JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$10.93
End of period	$12.83
Accumulation units outstanding at the end of period	5,041

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$30.32
End of period	$31.02
Accumulation units outstanding at the end of period	5,294

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	$7.26
End of period	$8.52
Accumulation units outstanding at the end of period	735

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	$10.37
End of period	$11.74
Accumulation units outstanding at the end of period	17,754

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	$12.27
End of period	$13.95
Accumulation units outstanding at the end of period	272

JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	$13.59
End of period	$15.45
Accumulation units outstanding at the end of period	1,667

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	$6.46
End of period	$7.05
Accumulation units outstanding at the end of period	16,015

Investment Divisions	December 31,
2012
JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	$10.38
End of period	$11.41
Accumulation units outstanding at the end of period	2,064

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$11.98
End of period	$14.16
Accumulation units outstanding at the end of period	2,634

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.68
End of period	$14.55
Accumulation units outstanding at the end of period	22,050

Investment Divisions	December 31,
2012
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.59
End of period	$18.65
Accumulation units outstanding at the end of period	32,523

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$9.88
End of period	$10.44
Accumulation units outstanding at the end of period	34,749

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$14.99
End of period	$17.16
Accumulation units outstanding at the end of period	16,645

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$9.37
End of period	$10.70
Accumulation units outstanding at the end of period	3,248

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$9.24
End of period	$10.84
Accumulation units outstanding at the end of period	888

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$15.60
End of period	$17.70
Accumulation units outstanding at the end of period	1,925

Investment Divisions	December 31,
2012
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$8.12
End of period	$10.37
Accumulation units outstanding at the end of period	12,466

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$10.72
End of period	$12.22
Accumulation units outstanding at the end of period	18,229

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$11.62
End of period	$13.29
Accumulation units outstanding at the end of period	1,216

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$10.98
End of period	$12.15
Accumulation units outstanding at the end of period	64,776

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$12.97
End of period	$14.74
Accumulation units outstanding at the end of period	11,048

Investment Divisions	December 31,
2012
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.73
End of period	$12.52
Accumulation units outstanding at the end of period	101,658

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$13.48
End of period	$15.25
Accumulation units outstanding at the end of period	67,341

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$11.99
End of period	$13.04
Accumulation units outstanding at the end of period	85,152

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$13.76
End of period	$15.34
Accumulation units outstanding at the end of period	79,889

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$8.91
End of period	$10.64
Accumulation units outstanding at the end of period	2,503

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$26.84
End of period	$31.28
Accumulation units outstanding at the end of period	7,670

Investment Divisions	December 31,
2012
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$43.48
End of period	$48.43
Accumulation units outstanding at the end of period	9,354

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.22
End of period	$10.27
Accumulation units outstanding at the end of period	3,704

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$13.38
End of period	$15.66
Accumulation units outstanding at the end of period	3,245

JNL/UBS Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$23.51
End of period	$25.50
Accumulation units outstanding at the end of period	2,304

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$26.64
End of period	$28.76
Accumulation units outstanding at the end of period	38,508

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.66
End of period	$11.43
Accumulation units outstanding at the end of period	259

Investment Divisions	December 31,
2012
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$18.40
End of period	$21.00
Accumulation units outstanding at the end of period	14,969

Accumulation Unit Values
Contract with Endorsements - 1.982%

Investment Divisions	December 31,
2012
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/UBS Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Accumulation Unit Values
Contract with Endorsements - 1.995%

Investment Divisions	December 31,
2012
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$8.69
End of period	$9.73
Accumulation units outstanding at the end of period	5,666

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$13.28
End of period	$14.47
Accumulation units outstanding at the end of period	3,675

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$13.79
End of period	$15.05
Accumulation units outstanding at the end of period	9,361

Investment Divisions	December 31,
2012
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$14.08
End of period	$15.30
Accumulation units outstanding at the end of period	174

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$9.93
End of period	$11.04
Accumulation units outstanding at the end of period	5,144

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$8.69
End of period	$10.04
Accumulation units outstanding at the end of period	1,082

Investment Divisions	December 31,
2012
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$9.88
End of period	$11.32
Accumulation units outstanding at the end of period	1,412

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$8.99
End of period	$10.34
Accumulation units outstanding at the end of period	1,067

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	$10.02
End of period	$9.90
Accumulation units outstanding at the end of period	2,072

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$9.72
End of period	$10.44
Accumulation units outstanding at the end of period	659

Investment Divisions	December 31,
2012
JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$10.35
End of period	$11.47
Accumulation units outstanding at the end of period	2,393

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$24.75
End of period	$27.62
Accumulation units outstanding at the end of period	1,493

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$8.27
End of period	$9.40
Accumulation units outstanding at the end of period	1,475

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$7.12
End of period	$8.52
Accumulation units outstanding at the end of period	5,004

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$10.76
End of period	$11.84
Accumulation units outstanding at the end of period	1,749

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$6.61
End of period	$8.24
Accumulation units outstanding at the end of period	208

Investment Divisions	December 31,
2012
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$7.91
End of period	$8.81
Accumulation units outstanding at the end of period	7,736

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$11.76
End of period	$13.56
Accumulation units outstanding at the end of period	529

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.77
End of period	$23.00
Accumulation units outstanding at the end of period	9

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$11.11
End of period	$13.97
Accumulation units outstanding at the end of period	3,022

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$14.24
End of period	$16.42
Accumulation units outstanding at the end of period	322

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$10.11
End of period	$11.62
Accumulation units outstanding at the end of period	1,716

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	$6.91
End of period	$7.56
Accumulation units outstanding at the end of period	14

JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	$10.79
End of period	$11.49
Accumulation units outstanding at the end of period	145

JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	$11.97
End of period	$13.91
Accumulation units outstanding at the end of period	6,807

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	$12.63
End of period	$14.61
Accumulation units outstanding at the end of period	187

JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$30.13
End of period	$30.82
Accumulation units outstanding at the end of period	89

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$15.39
End of period	$17.69
Accumulation units outstanding at the end of period	246

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	$10.32
End of period	$11.67
Accumulation units outstanding at the end of period	3,096

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	$13.53
End of period	$15.36
Accumulation units outstanding at the end of period	286

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.65
End of period	$14.50
Accumulation units outstanding at the end of period	647

Investment Divisions	December 31,
2012
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.47
End of period	$18.51
Accumulation units outstanding at the end of period	1,269

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$9.87
End of period	$10.43
Accumulation units outstanding at the end of period	177

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$14.89
End of period	$17.04
Accumulation units outstanding at the end of period	646

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$10.96
End of period	$12.11
Accumulation units outstanding at the end of period	3,863

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$12.89
End of period	$14.63
Accumulation units outstanding at the end of period	9,410

Investment Divisions	December 31,
2012
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$13.66
End of period	$15.23
Accumulation units outstanding at the end of period	175

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/UBS Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$26.42
End of period	$28.51
Accumulation units outstanding at the end of period	1,124

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.56
End of period	$11.34
Accumulation units outstanding at the end of period	18

Investment Divisions	December 31,
2012
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Accumulation Unit Values
Contract with Endorsements - 2.035%

Investment Divisions	December 31,
2012
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/UBS Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Accumulation Unit Values
Contract with Endorsements - 2.082%

Investment Divisions	December 31,
2012
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$8.00
End of period	$8.97
Accumulation units outstanding at the end of period	49,926

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$9.41
End of period	$10.44
Accumulation units outstanding at the end of period	297,052

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$8.66
End of period	$9.68
Accumulation units outstanding at the end of period	152,879

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$13.25
End of period	$14.42
Accumulation units outstanding at the end of period	291,061

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$13.76
End of period	$15.00
Accumulation units outstanding at the end of period	152,453

Investment Divisions	December 31,
2012
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$14.05
End of period	$15.25
Accumulation units outstanding at the end of period	209,873

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	$14.46
End of period	$15.71
Accumulation units outstanding at the end of period	35,272

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$9.91
End of period	$11.01
Accumulation units outstanding at the end of period	206,099

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.53
End of period	$10.91
Accumulation units outstanding at the end of period	82,658

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$8.68
End of period	$10.02
Accumulation units outstanding at the end of period	23,528

Investment Divisions	December 31,
2012
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$9.86
End of period	$11.29
Accumulation units outstanding at the end of period	171,614

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$8.97
End of period	$10.32
Accumulation units outstanding at the end of period	40,047

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$9.40
End of period	$10.81
Accumulation units outstanding at the end of period	45,441

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	$9.97
End of period	$9.85
Accumulation units outstanding at the end of period	93,816

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$9.70
End of period	$10.42
Accumulation units outstanding at the end of period	1,529,312

Investment Divisions	December 31,
2012
JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	$10.35
End of period	$12.03
Accumulation units outstanding at the end of period	20,758

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$10.25
End of period	$11.35
Accumulation units outstanding at the end of period	62,865

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$22.21
End of period	$25.45
Accumulation units outstanding at the end of period	348

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$14.84
End of period	$16.53
Accumulation units outstanding at the end of period	48,708

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$24.45
End of period	$27.25
Accumulation units outstanding at the end of period	24,348

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$7.17
End of period	$8.61
Accumulation units outstanding at the end of period	22,958

Investment Divisions	December 31,
2012
JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$5.97
End of period	$7.22
Accumulation units outstanding at the end of period	17,537

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$8.24
End of period	$9.35
Accumulation units outstanding at the end of period	65,456

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$7.09
End of period	$8.48
Accumulation units outstanding at the end of period	74,056

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$10.71
End of period	$11.77
Accumulation units outstanding at the end of period	92,900

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$6.58
End of period	$8.20
Accumulation units outstanding at the end of period	29,332

Investment Divisions	December 31,
2012
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$7.88
End of period	$8.77
Accumulation units outstanding at the end of period	36,841

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$11.69
End of period	$13.47
Accumulation units outstanding at the end of period	24,247

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.46
End of period	$22.64
Accumulation units outstanding at the end of period	32,354

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.31
End of period	$14.47
Accumulation units outstanding at the end of period	7,686

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$11.62
End of period	$13.43
Accumulation units outstanding at the end of period	28,012

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$7.40
End of period	$8.66
Accumulation units outstanding at the end of period	15,735

Investment Divisions	December 31,
2012
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$11.05
End of period	$13.88
Accumulation units outstanding at the end of period	39,882

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$13.75
End of period	$15.59
Accumulation units outstanding at the end of period	27,221

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$10.75
End of period	$11.84
Accumulation units outstanding at the end of period	37,763

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$14.11
End of period	$16.26
Accumulation units outstanding at the end of period	9,896

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$10.09
End of period	$11.59
Accumulation units outstanding at the end of period	432,333

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$10.25
End of period	$11.76
Accumulation units outstanding at the end of period	4,808

Investment Divisions	December 31,
2012
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$20.50
End of period	$23.34
Accumulation units outstanding at the end of period	7,797

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.47
End of period	$18.75
Accumulation units outstanding at the end of period	45,276

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.07
End of period	$13.25
Accumulation units outstanding at the end of period	18,207

JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	$17.09
End of period	$18.03
Accumulation units outstanding at the end of period	16,735

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	$12.55
End of period	$13.26
Accumulation units outstanding at the end of period	5,267

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	$10.74
End of period	$12.07
Accumulation units outstanding at the end of period	16,055

Investment Divisions	December 31,
2012
JNL/MCM 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	$14.02
End of period	$16.16
Accumulation units outstanding at the end of period	8,020

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	$13.16
End of period	$13.35
Accumulation units outstanding at the end of period	23,907

JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	$4.90
End of period	$5.77
Accumulation units outstanding at the end of period	3,349

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$11.09
End of period	$13.41
Accumulation units outstanding at the end of period	1,857

JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	$8.15
End of period	$9.26
Accumulation units outstanding at the end of period	135,710

Investment Divisions	December 31,
2012
JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	$6.88
End of period	$7.51
Accumulation units outstanding at the end of period	66,868

JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.02
End of period	$10.38
Accumulation units outstanding at the end of period	54,734

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	$10.76
End of period	$11.45
Accumulation units outstanding at the end of period	971

JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	$6.10
End of period	$7.53
Accumulation units outstanding at the end of period	4,042

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	$10.28
End of period	$9.88
Accumulation units outstanding at the end of period	385

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	$11.84
End of period	$13.75
Accumulation units outstanding at the end of period	14,142

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	$12.51
End of period	$14.46
Accumulation units outstanding at the end of period	8,479

JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$10.82
End of period	$12.68
Accumulation units outstanding at the end of period	19,012

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$29.79
End of period	$30.45
Accumulation units outstanding at the end of period	18,035

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$12.34
End of period	$13.54
Accumulation units outstanding at the end of period	2,918

JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	$9.63
End of period	$10.51
Accumulation units outstanding at the end of period	2,265

Investment Divisions	December 31,
2012
JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$15.26
End of period	$17.52
Accumulation units outstanding at the end of period	16,729

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	$10.23
End of period	$11.56
Accumulation units outstanding at the end of period	76,841

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$10.18
End of period	$11.35
Accumulation units outstanding at the end of period	2,961

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	$12.06
End of period	$13.69
Accumulation units outstanding at the end of period	2,563

JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	$13.41
End of period	$15.22
Accumulation units outstanding at the end of period	19,296

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	$6.35
End of period	$6.92
Accumulation units outstanding at the end of period	81,880

Investment Divisions	December 31,
2012
JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	$9.17
End of period	$9.80
Accumulation units outstanding at the end of period	8,238

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$11.80
End of period	$13.93
Accumulation units outstanding at the end of period	25,864

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.59
End of period	$14.43
Accumulation units outstanding at the end of period	188,735

Investment Divisions	December 31,
2012
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.26
End of period	$18.27
Accumulation units outstanding at the end of period	215,669

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$9.86
End of period	$10.42
Accumulation units outstanding at the end of period	39,673

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$14.70
End of period	$16.81
Accumulation units outstanding at the end of period	58,179

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$9.32
End of period	$10.63
Accumulation units outstanding at the end of period	2,137

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$9.19
End of period	$10.77
Accumulation units outstanding at the end of period	178

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$15.25
End of period	$17.28
Accumulation units outstanding at the end of period	1,798

Investment Divisions	December 31,
2012
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$8.08
End of period	$10.31
Accumulation units outstanding at the end of period	18,475

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$10.66
End of period	$12.13
Accumulation units outstanding at the end of period	19,378

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$11.56
End of period	$13.20
Accumulation units outstanding at the end of period	13,321

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$10.92
End of period	$12.06
Accumulation units outstanding at the end of period	126,485

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$11.19
End of period	$12.50
Accumulation units outstanding at the end of period	10,029

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$12.73
End of period	$14.44
Accumulation units outstanding at the end of period	300,254

Investment Divisions	December 31,
2012
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.62
End of period	$12.38
Accumulation units outstanding at the end of period	243,500

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$13.23
End of period	$14.94
Accumulation units outstanding at the end of period	373,301

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$11.87
End of period	$12.89
Accumulation units outstanding at the end of period	485,032

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$13.50
End of period	$15.04
Accumulation units outstanding at the end of period	625,716

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$8.86
End of period	$10.57
Accumulation units outstanding at the end of period	17,716

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$26.23
End of period	$30.53
Accumulation units outstanding at the end of period	25,232

Investment Divisions	December 31,
2012
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$42.49
End of period	$47.27
Accumulation units outstanding at the end of period	16,412

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.14
End of period	$10.18
Accumulation units outstanding at the end of period	51,086

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$13.17
End of period	$15.39
Accumulation units outstanding at the end of period	12,144

JNL/UBS Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$22.98
End of period	$24.89
Accumulation units outstanding at the end of period	7,139

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$26.04
End of period	$28.08
Accumulation units outstanding at the end of period	77,084

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.39
End of period	$11.16
Accumulation units outstanding at the end of period	38,879

Investment Divisions	December 31,
2012
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$18.17
End of period	$20.70
Accumulation units outstanding at the end of period	10,776

Accumulation Unit Values
Contract with Endorsements - 2.132%

Investment Divisions	December 31,
2012
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/UBS Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Accumulation Unit Values
Contract with Endorsements - 2.232%

Investment Divisions	December 31,
2012
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/UBS Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Accumulation Unit Values
Contract with Endorsements - 2.245%

Investment Divisions	December 31,
2012
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$9.88
End of period	$10.96
Accumulation units outstanding at the end of period	9,652

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$8.65
End of period	$9.98
Accumulation units outstanding at the end of period	2,746

Investment Divisions	December 31,
2012
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$9.69
End of period	$10.38
Accumulation units outstanding at the end of period	23,131

Investment Divisions	December 31,
2012
JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$8.17
End of period	$9.26
Accumulation units outstanding at the end of period	2,984

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$6.54
End of period	$8.14
Accumulation units outstanding at the end of period	3,725

Investment Divisions	December 31,
2012
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$13.38
End of period	$15.15
Accumulation units outstanding at the end of period	1,812

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$19.95
End of period	$22.68
Accumulation units outstanding at the end of period	1,151

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$13.20
End of period	$14.68
Accumulation units outstanding at the end of period	1,835

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/UBS Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Accumulation Unit Values
Contract with Endorsements - 2.382%

Investment Divisions	December 31,
2012
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	$14.34
End of period	$15.54
Accumulation units outstanding at the end of period	1,893

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$9.81
End of period	$11.20
Accumulation units outstanding at the end of period	4,105

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	$9.83
End of period	$9.67
Accumulation units outstanding at the end of period	3,906

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$23.35
End of period	$25.95
Accumulation units outstanding at the end of period	760

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$10.83
End of period	$13.56
Accumulation units outstanding at the end of period	1,518

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$10.02
End of period	$11.47
Accumulation units outstanding at the end of period	1,771

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.56
End of period	$17.47
Accumulation units outstanding at the end of period	7,518

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$8.00
End of period	$10.18
Accumulation units outstanding at the end of period	1,222

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$10.78
End of period	$11.88
Accumulation units outstanding at the end of period	1,276

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$40.42
End of period	$44.83
Accumulation units outstanding at the end of period	483

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/UBS Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.84
End of period	$10.58
Accumulation units outstanding at the end of period	5,012

Investment Divisions	December 31,
2012
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Accumulation Unit Values
Contract with Endorsements - 2.432%

Investment Divisions	December 31,
2012
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/UBS Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

Investment Divisions	December 31,
2012
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A
End of period	N/A
Accumulation units outstanding at the end of period	N/A

APPENDIX A

Jackson National Separate Account I

Financial Statements

December 31, 2012

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	Curian Dynamic Risk Advantage - Aggressive Portfolio	Curian Dynamic Risk Advantage - Diversified Portfolio	Curian Dynamic Risk Advantage - Income Portfolio	Curian Guidance - Balanced Income Portfolio	Curian Guidance - Equity 100 Portfolio	Curian Guidance - Fixed 100 Portfolio	Curian Guidance - Institutional Alt 100 Portfolio	Curian Guidance - Institutional Alt 65 Portfolio	Curian Guidance - Maximize Income Portfolio	Curian Guidance - Maximum Growth Portfolio
Assets
Investments, at value (a)	$19,135,929	$98,448,086	$72,576,631	$47,534,777	$3,442,699	$6,019,762	$135,531,012	$46,330,618	$24,477,443	$20,322,352
Receivables:
Investment securities sold	1,644	316,804	444,462	4,218	270	528	65,262	4,204	2,160	155,433
Sub-account units sold	152,848	1,404,045	546,624	600,372	311,116	295,710	2,262,852	300,471	515,754	527,391
Total assets	19,290,421	100,168,935	73,567,717	48,139,367	3,754,085	6,316,000	137,859,126	46,635,293	24,995,357	21,005,176

Liabilities
Payables:
Investment securities purchased	152,848	1,404,045	546,624	600,372	311,116	295,710	2,262,852	300,471	515,754	527,391
Sub-account units redeemed	-	308,218	437,994	-	-	-	53,645	200	20	153,742
Insurance fees due to Jackson	1,644	8,586	6,468	4,218	270	528	11,617	4,004	2,140	1,691
Total liabilities	154,492	1,720,849	991,086	604,590	311,386	296,238	2,328,114	304,675	517,914	682,824
Net assets (Note 7)	$19,135,929	$98,448,086	$72,576,631	$47,534,777	$3,442,699	$6,019,762	$135,531,012	$46,330,618	$24,477,443	$20,322,352

(a) Investment shares	2,005,863	9,844,809	7,094,490	4,514,224	333,595	597,199	13,248,388	4,437,799	2,304,844	1,957,837
Investments at cost	$19,423,726	$98,859,662	$71,938,859	$46,492,438	$3,373,257	$6,015,101	$132,752,870	$44,932,874	$23,870,942	$19,751,433

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	Curian Guidance - Moderate Growth Portfolio	Curian Guidance - Rising Income Portfolio	Curian Guidance - Tactical Maximum Growth Portfolio	Curian Guidance - Tactical Moderate Growth Portfolio	Curian Tactical Advantage 35 Portfolio	Curian Tactical Advantage 60 Portfolio	Curian Tactical Advantage 75 Portfolio	Curian/ American Funds Growth Portfolio	Curian/ DFA U.S. Micro Cap Portfolio	Curian/Epoch Global Shareholder Yield Portfolio
Assets
Investments, at value (a)	$65,696,834	$16,286,228	$19,798,259	$69,876,900	$16,474,040	$23,235,946	$21,517,298	$9,870,365	$507,732	$1,647,561
Receivables:
Investment securities sold	5,522	1,485	1,701	5,879	12,245	23,334	1,795	816	45	4,870
Sub-account units sold	2,188,100	88,998	48,404	1,879,102	63,408	126,476	840,123	54,052	8,678	38,637
Total assets	67,890,456	16,376,711	19,848,364	71,761,881	16,549,693	23,385,756	22,359,216	9,925,233	516,455	1,691,068

Liabilities
Payables:
Investment securities purchased	2,188,100	88,998	48,404	1,879,102	63,408	126,476	840,123	54,052	8,678	38,637
Sub-account units redeemed	-	20	-	-	10,791	21,298	-	-	-	4,730
Insurance fees due to Jackson	5,522	1,465	1,701	5,879	1,454	2,036	1,795	816	45	140
Total liabilities	2,193,622	90,483	50,105	1,884,981	75,653	149,810	841,918	54,868	8,723	43,507
Net assets (Note 7)	$65,696,834	$16,286,228	$19,798,259	$69,876,900	$16,474,040	$23,235,946	$21,517,298	$9,870,365	$507,732	$1,647,561

(a) Investment shares	6,239,016	1,552,548	1,929,655	6,757,921	1,593,234	2,229,937	2,051,220	924,191	50,221	155,724
Investments at cost	$63,690,078	$15,918,316	$19,154,486	$68,079,719	$16,231,318	$22,704,789	$20,984,751	$9,570,521	$492,144	$1,619,389

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	Curian/ FAMCO Flex Core Covered Call Portfolio	Curian/ Franklin Templeton Frontier Markets Portfolio	Curian/ Franklin Templeton Natural Resources Portfolio	Curian/ Neuberger Berman Currency Portfolio	Curian/ Nicholas Convertible Arbitrage Portfolio	Curian/ PIMCO Credit Income Portfolio	Curian/ Pinebridge Merger Arbitrage Portfolio	Curian/The Boston Company Equity Income Portfolio	Curian/The Boston Company Multi-Alpha Market Neutral Equity Portfolio	Curian/ Van Eck International Gold Portfolio
Assets
Investments, at value (a)	$14,885,142	$497,493	$6,510,301	$3,768,025	$12,035,041	$12,981,551	$26,942,221	$3,063,433	$9,910,870	$5,077,899
Receivables:
Investment securities sold	1,320	40	1,148	62,866	5,141	2,671	2,345	268	69,462	1,299
Sub-account units sold	177,153	3,724	136,500	106,377	195,770	94,030	364,305	14,707	120,008	123,059
Total assets	15,063,615	501,257	6,647,949	3,937,268	12,235,952	13,078,252	27,308,871	3,078,408	10,100,340	5,202,257

Liabilities
Payables:
Investment securities purchased	177,153	3,724	136,500	106,377	195,770	94,030	364,305	14,707	120,008	123,059
Sub-account units redeemed	19	-	601	62,535	4,105	1,525	-	-	68,601	873
Insurance fees due to Jackson	1,301	40	547	331	1,036	1,146	2,345	268	861	426
Total liabilities	178,473	3,764	137,648	169,243	200,911	96,701	366,650	14,975	189,470	124,358
Net assets (Note 7)	$14,885,142	$497,493	$6,510,301	$3,768,025	$12,035,041	$12,981,551	$26,942,221	$3,063,433	$9,910,870	$5,077,899

(a) Investment shares	1,459,328	47,653	739,807	373,072	1,173,006	1,231,646	2,672,839	286,302	974,520	562,960
Investments at cost	$14,960,738	$482,422	$6,436,898	$3,777,713	$11,906,641	$12,873,708	$26,829,476	$2,921,033	$9,988,750	$5,446,786

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL Disciplined Growth Portfolio	JNL Disciplined Moderate Portfolio	JNL Disciplined Moderate Growth Portfolio	JNL Institutional Alt 20 Portfolio	JNL Institutional Alt 35 Portfolio	JNL Institutional Alt 50 Portfolio	JNL Institutional Alt 65 Portfolio	JNL/ American Funds Balanced Allocation Portfolio	JNL/American Funds Blue Chip Income and Growth Portfolio	JNL/American Funds Global Bond Portfolio
Assets
Investments, at value (a)	$299,068,849	$710,905,979	$766,027,023	$1,348,029,107	$1,954,019,344	$2,705,104,036	$868,139,725	$142,837,578	$658,754,170	$445,074,008
Receivables:
Investment securities sold	106,309	365,266	656,697	1,534,353	2,125,039	1,733,804	1,036,999	147,105	269,573	255,120
Sub-account units sold	291,391	261,850	835,442	1,413,137	1,785,283	5,752,568	20,300	265,313	1,685,244	393,923
Total assets	299,466,549	711,533,095	767,519,162	1,350,976,597	1,957,929,666	2,712,590,408	869,197,024	143,249,996	660,708,987	445,723,051

Liabilities
Payables:
Investment securities purchased	291,391	261,850	835,442	1,413,137	1,785,283	5,752,568	20,300	265,313	1,685,244	393,923
Sub-account units redeemed	69,962	278,572	564,811	1,375,208	1,889,497	1,402,238	930,016	129,229	190,163	199,580
Insurance fees due to Jackson	36,347	86,694	91,886	159,145	235,542	331,566	106,983	17,876	79,410	55,540
Total liabilities	397,700	627,116	1,492,139	2,947,490	3,910,322	7,486,372	1,057,299	412,418	1,954,817	649,043
Net assets (Note 7)	$299,068,849	$710,905,979	$766,027,023	$1,348,029,107	$1,954,019,344	$2,705,104,036	$868,139,725	$142,837,578	$658,754,170	$445,074,008

(a) Investment shares	33,192,991	66,940,299	78,486,375	90,960,129	127,797,210	173,738,217	56,630,119	13,708,021	57,432,796	39,916,951
Investments at cost	$280,065,567	$662,369,274	$705,234,922	$1,267,588,412	$1,854,224,506	$2,606,821,551	$862,362,937	$137,497,547	$610,331,132	$437,829,936

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/ American Funds Global Small Capitalization Portfolio	JNL/ American Funds Growth Allocation Portfolio	JNL/ American Funds Growth- Income Portfolio	JNL/ American Funds International Portfolio	JNL/ American Funds New World Portfolio	JNL/AQR Managed Futures Strategy Portfolio	JNL/BlackRock Commodity Securities Portfolio	JNL/ BlackRock Global Allocation Portfolio	JNL/ Brookfield Global Infrastructure Portfolio	JNL/Capital Guardian Global Balanced Portfolio
Assets
Investments, at value (a)	$192,196,308	$100,620,278	$815,499,141	$340,653,242	$443,042,554	$20,519,911	$891,760,261	$1,525,570,362	$100,565,052	$394,420,593
Receivables:
Investment securities sold	222,543	122,006	552,268	267,414	369,844	270,076	727,591	758,317	33,696	323,286
Sub-account units sold	112,348	664,265	1,007,181	6,161,849	428,608	399,203	996,186	3,782,475	690,235	260,847
Total assets	192,531,199	101,406,549	817,058,590	347,082,505	443,841,006	21,189,190	893,484,038	1,530,111,154	101,288,983	395,004,726

Liabilities
Payables:
Investment securities purchased	112,348	664,265	1,007,181	6,161,849	428,608	399,203	996,186	3,782,475	690,235	260,847
Sub-account units redeemed	199,231	109,852	454,434	227,489	315,822	268,318	616,310	573,394	21,864	274,563
Insurance fees due to Jackson	23,312	12,154	97,834	39,925	54,022	1,758	111,281	184,923	11,832	48,723
Total liabilities	334,891	786,271	1,559,449	6,429,263	798,452	669,279	1,723,777	4,540,792	723,931	584,133
Net assets (Note 7)	$192,196,308	$100,620,278	$815,499,141	$340,653,242	$443,042,554	$20,519,911	$891,760,261	$1,525,570,362	$100,565,052	$394,420,593

(a) Investment shares	18,480,414	9,637,958	69,110,097	31,807,025	39,451,697	2,054,045	87,171,091	140,476,092	8,182,673	39,680,140
Investments at cost	$187,119,305	$96,139,436	$739,354,997	$323,419,595	$416,879,390	$19,645,188	$880,323,349	$1,455,413,556	$94,604,244	$370,453,603

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/ Capital Guardian Global Diversified Research Portfolio	JNL/DFA U.S. Core Equity Portfolio	JNL/Eagle SmallCap Equity Portfolio	JNL/ Eastspring Investments Asia ex-Japan Portfolio	JNL/ Eastspring Investments China-India Portfolio	JNL/ Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/ Franklin Templeton Global Multisector Bond Portfolio	JNL/ Franklin Templeton Income Portfolio	JNL/ Franklin Templeton International Small Cap Growth Portfolio
Assets
Investments, at value (a)	$329,409,224	$181,722,508	$712,882,647	$140,464,249	$347,086,792	$1,153,797,670	$230,043,936	$297,966,454	$1,127,678,844	$241,752,024
Receivables:
Investment securities sold	299,191	83,190	935,339	149,718	558,999	1,087,646	280,051	176,410	835,067	236,913
Sub-account units sold	52,731	321,231	621,677	214,983	412,663	404,907	260,658	1,365,768	555,778	278,518
Total assets	329,761,146	182,126,929	714,439,663	140,828,950	348,058,454	1,155,290,223	230,584,645	299,508,632	1,129,069,689	242,267,455

Liabilities
Payables:
Investment securities purchased	52,731	321,231	621,677	214,983	412,663	404,907	260,658	1,365,768	555,778	278,518
Sub-account units redeemed	258,354	61,082	846,925	131,980	515,545	941,268	251,382	138,775	694,004	206,722
Insurance fees due to Jackson	40,837	22,108	88,414	17,738	43,454	146,378	28,669	37,635	141,063	30,191
Total liabilities	351,922	404,421	1,557,016	364,701	971,662	1,492,553	540,709	1,542,178	1,390,845	515,431
Net assets (Note 7)	$329,409,224	$181,722,508	$712,882,647	$140,464,249	$347,086,792	$1,153,797,670	$230,043,936	$297,966,454	$1,127,678,844	$241,752,024

(a) Investment shares	12,963,763	22,297,240	31,307,977	17,088,108	47,030,731	118,459,720	25,419,219	25,166,086	105,686,864	27,948,211
Investments at cost	$282,163,244	$168,142,485	$656,854,125	$138,723,213	$347,465,188	$1,045,078,205	$205,363,066	$279,511,934	$1,070,637,234	$209,292,637

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/ Franklin Templeton Mutual Shares Portfolio	JNL/ Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/ Goldman Sachs Emerging Markets Debt Portfolio	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/ Goldman Sachs U.S. Equity Flex Portfolio	JNL/ Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/ Invesco Large Cap Growth Portfolio	JNL/ Invesco Small Cap Growth Portfolio
Assets
Investments, at value (a)	$391,902,433	$326,695,398	$732,593,079	$317,363,963	$370,054,496	$122,758,090	$722,380,805	$368,672,837	$328,821,354	$220,180,073
Receivables:
Investment securities sold	237,278	359,035	534,365	317,930	295,147	75,380	710,360	287,884	1,354,693	2,239,944
Sub-account units sold	191,323	316,751	2,854,397	222,586	437,523	2,263,251	1,282,680	402,022	771,588	220,815
Total assets	392,331,034	327,371,184	735,981,841	317,904,479	370,787,166	125,096,721	724,373,845	369,362,743	330,947,635	222,640,832

Liabilities
Payables:
Investment securities purchased	191,323	316,751	2,854,397	222,586	437,523	2,263,251	1,282,680	402,022	771,588	220,815
Sub-account units redeemed	189,068	318,274	442,302	278,819	248,954	60,225	620,152	242,912	1,313,675	2,212,268
Insurance fees due to Jackson	48,210	40,761	92,063	39,111	46,193	15,155	90,208	44,972	41,018	27,676
Total liabilities	428,601	675,786	3,388,762	540,516	732,670	2,338,631	1,993,040	689,906	2,126,281	2,460,759
Net assets (Note 7)	$391,902,433	$326,695,398	$732,593,079	$317,363,963	$370,054,496	$122,758,090	$722,380,805	$368,672,837	$328,821,354	$220,180,073

(a) Investment shares	42,551,839	26,073,057	58,890,119	22,476,201	33,458,815	14,093,925	73,115,466	33,854,255	25,669,114	15,397,208
Investments at cost	$353,378,832	$274,734,916	$730,911,506	$296,932,914	$335,896,423	$108,196,066	$630,914,090	$340,759,985	$315,838,962	$202,635,178

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/Ivy Asset Strategy Portfolio	JNL/JPMorgan International Value Portfolio	JNL/ JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio	JNL/M&G Global Leaders Portfolio	JNL/MCM 10 x 10 Portfolio	JNL/MCM 25 Portfolio
Assets
Investments, at value (a)	$1,950,723,274	$312,525,312	$277,545,638	$825,483,488	$714,703,864	$202,355,869	$65,953,400	$38,756,701	$278,793,866	$601,581,156
Receivables:
Investment securities sold	1,540,054	520,801	274,219	698,301	830,759	207,284	83,492	46,768	798,569	1,150,864
Sub-account units sold	1,962,128	503,869	2,418,599	1,890,161	100,787	147,456	85,021	2,417,333	118,881	250,594
Total assets	1,954,225,456	313,549,982	280,238,456	828,071,950	715,635,410	202,710,609	66,121,913	41,220,802	279,711,316	602,982,614

Liabilities
Payables:
Investment securities purchased	1,962,128	503,869	2,418,599	1,890,161	100,787	147,456	85,021	2,417,333	118,881	250,594
Sub-account units redeemed	1,298,949	481,538	239,979	593,440	742,204	182,067	75,019	42,234	764,548	1,074,921
Insurance fees due to Jackson	241,105	39,263	34,240	104,861	88,555	25,217	8,473	4,534	34,021	75,943
Total liabilities	3,502,182	1,024,670	2,692,818	2,588,462	931,546	354,740	168,513	2,464,101	917,450	1,401,458
Net assets (Note 7)	$1,950,723,274	$312,525,312	$277,545,638	$825,483,488	$714,703,864	$202,355,869	$65,953,400	$38,756,701	$278,793,866	$601,581,156

(a) Investment shares	157,697,920	43,955,740	12,673,317	58,586,479	62,310,712	17,339,835	4,828,214	3,278,909	31,325,153	39,551,687
Investments at cost	$1,773,374,494	$328,760,493	$251,735,225	$810,488,346	$662,083,752	$192,718,338	$67,072,652	$37,867,568	$245,648,007	$506,637,343

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow 10 Portfolio	JNL/MCM Dow Dividend Portfolio	JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Portfolio	JNL/MCM Emerging Markets Index Portfolio	JNL/MCM European 30 Portfolio	JNL/MCM Financial Sector Portfolio	JNL/MCM Global 15 Portfolio
Assets
Investments, at value (a)	$594,553,333	$92,759,523	$215,722,874	$462,836,482	$357,333,420	$6,762,214	$208,650,359	$28,206,333	$216,488,446	$419,858,116
Receivables:
Investment securities sold	489,922	115,797	452,037	624,355	394,489	2,288	221,557	157,912	871,641	916,514
Sub-account units sold	1,010,354	52,062	336,483	415,059	393,967	47,973	1,421,949	20,739	357,430	636,927
Total assets	596,053,609	92,927,382	216,511,394	463,875,896	358,121,876	6,812,475	210,293,865	28,384,984	217,717,517	421,411,557

Liabilities
Payables:
Investment securities purchased	1,010,354	52,062	336,483	415,059	393,967	47,973	1,421,949	20,739	357,430	636,927
Sub-account units redeemed	414,751	103,665	424,082	565,532	348,910	1,383	195,504	154,394	843,743	862,794
Insurance fees due to Jackson	75,171	12,132	27,955	58,823	45,579	905	26,053	3,518	27,898	53,720
Total liabilities	1,500,276	167,859	788,520	1,039,414	788,456	50,261	1,643,506	178,651	1,229,071	1,553,441
Net assets (Note 7)	$594,553,333	$92,759,523	$215,722,874	$462,836,482	$357,333,420	$6,762,214	$208,650,359	$28,206,333	$216,488,446	$419,858,116

(a) Investment shares	48,654,119	24,156,126	17,148,082	35,223,477	48,288,300	661,665	19,554,860	2,776,214	27,897,996	21,982,100
Investments at cost	$580,711,467	$87,895,896	$196,536,976	$385,959,250	$353,069,628	$6,552,993	$194,357,644	$29,732,262	$194,656,940	$351,318,597

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/MCM	JNL/MCM		JNL/MCM		JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM
	Global	Healthcare	JNL/MCM	International	JNL/MCM	JNL	JNL/MCM	NYSE	Oil & Gas	Pacific
	Alpha	Sector	Index 5	Index	JNL 5	Optimized	Nasdaq 25	International	Sector	Rim 30
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	5 Portfolio	Portfolio	25 Portfolio	Portfolio	Portfolio
Assets
Investments, at value (a)	$46,258,808	$405,053,630	$492,250,212	$519,992,878	$2,718,583,763	$340,857,655	$239,760,325	$71,565,169	$841,333,051	$53,928,364
Receivables:
Investment securities sold	29,212	2,031,153	627,640	594,715	4,635,078	461,583	2,657,318	126,986	786,506	27,134
Sub-account units sold	198,679	583,555	644,343	2,275,065	831,346	58,760	370,022	156,006	1,618,028	6,896
Total assets	46,486,699	407,668,338	493,522,195	522,862,658	2,724,050,187	341,377,998	242,787,665	71,848,161	843,737,585	53,962,394

Liabilities
Payables:
Investment securities purchased	198,679	583,555	644,343	2,275,065	831,346	58,760	370,022	156,006	1,618,028	6,896
Sub-account units redeemed	23,745	1,979,336	568,056	529,805	4,284,777	417,670	2,626,117	117,683	678,167	20,547
Insurance fees due to Jackson	5,467	51,817	59,584	64,910	350,301	43,913	31,201	9,303	108,339	6,587
Total liabilities	227,891	2,614,708	1,271,983	2,869,780	5,466,424	520,343	3,027,340	282,992	2,404,534	34,030
Net assets (Note 7)	$46,258,808	$405,053,630	$492,250,212	$519,992,878	$2,718,583,763	$340,857,655	$239,760,325	$71,565,169	$841,333,051	$53,928,364

(a) Investment shares	4,535,177	27,705,447	48,449,824	42,552,609	288,290,961	39,089,181	17,323,723	12,233,362	29,823,929	4,219,747
Investments at cost	$47,284,966	$360,208,844	$442,809,692	$512,677,553	$2,859,935,495	$347,872,296	$217,701,654	$81,919,942	$808,612,454	$51,985,950

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/MCM S&P 10 Portfolio	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio
Assets
Investments, at value (a)	$264,824,168	$63,316,970	$607,048,491	$1,285,268,988	$181,031,361	$250,923,240	$559,726,962	$393,846,584	$357,999,234	$230,849,820
Receivables:
Investment securities sold	729,272	46,554	2,456,205	5,692,359	418,040	450,486	428,918	1,185,296	674,355	202,388
Sub-account units sold	139,669	58,165	467,343	1,864,923	99,843	100,761	789,831	433,829	492,620	141,473
Total assets	265,693,109	63,421,689	609,972,039	1,292,826,270	181,549,244	251,474,487	560,945,711	395,465,709	359,166,209	231,193,681

Liabilities
Payables:
Investment securities purchased	139,669	58,165	467,343	1,864,923	99,843	100,761	789,831	433,829	492,620	141,473
Sub-account units redeemed	695,092	38,665	2,378,902	5,531,466	394,904	418,597	357,569	1,135,025	627,444	172,959
Insurance fees due to Jackson	34,180	7,889	77,303	160,893	23,136	31,889	71,349	50,271	46,911	29,429
Total liabilities	868,941	104,719	2,923,548	7,557,282	517,883	551,247	1,218,749	1,619,125	1,166,975	343,861
Net assets (Note 7)	$264,824,168	$63,316,970	$607,048,491	$1,285,268,988	$181,031,361	$250,923,240	$559,726,962	$393,846,584	$357,999,234	$230,849,820

(a) Investment shares	23,922,689	5,835,665	41,981,223	108,736,801	17,356,794	19,496,755	43,660,449	53,294,531	32,427,467	31,753,758
Investments at cost	$268,463,402	$61,800,313	$558,138,396	$1,167,751,978	$176,093,181	$261,326,036	$517,513,824	$393,071,712	$413,638,757	$247,963,716

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/Morgan Stanley Mid	JNL/ Neuberger Berman	JNL/ Oppenheimer	JNL/PIMCO	JNL/PIMCO Total	JNL/PPM America Floating	JNL/PPM America High	JNL/PPM America	JNL/PPM America	JNL/PPM America
	Cap	Strategic	Global	Real	Return	Rate	Yield	Mid Cap	Small Cap	Value
	Growth	Income	Growth	Return	Bond	Income	Bond	Value	Value	Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets
Investments, at value (a)	$11,507,693	$66,681,136	$375,827,906	$2,175,078,995	$4,251,064,074	$278,372,496	$1,362,795,543	$115,388,032	$94,059,329	$112,313,637
Receivables:
Investment securities sold	3,087	35,775	468,511	1,791,136	8,736,641	309,036	1,103,012	384,343	382,481	419,306
Sub-account units sold	79,996	273,993	187,057	2,853,184	7,835,085	742,343	1,351,812	68,193	108,433	45,057
Total assets	11,590,776	66,990,904	376,483,474	2,179,723,315	4,267,635,800	279,423,875	1,365,250,367	115,840,568	94,550,243	112,778,000

Liabilities
Payables:
Investment securities purchased	79,996	273,993	187,057	2,853,184	7,835,085	742,343	1,351,812	68,193	108,433	45,057
Sub-account units redeemed	1,688	27,318	421,470	1,513,914	8,196,289	274,043	928,295	369,599	370,516	405,193
Insurance fees due to Jackson	1,399	8,457	47,041	277,222	540,352	34,993	174,717	14,744	11,965	14,113
Total liabilities	83,083	309,768	655,568	4,644,320	16,571,726	1,051,379	2,454,824	452,536	490,914	464,363
Net assets (Note 7)	$11,507,693	$66,681,136	$375,827,906	$2,175,078,995	$4,251,064,074	$278,372,496	$1,362,795,543	$115,388,032	$94,059,329	$112,313,637

(a) Investment shares	1,204,994	6,326,483	32,967,360	168,741,582	325,502,609	26,261,556	189,014,638	10,844,740	9,657,015	8,666,176
Investments at cost	$11,213,206	$64,893,091	$339,240,613	$2,172,346,853	$4,178,840,219	$274,750,210	$1,306,907,113	$113,735,703	$90,784,608	$104,871,717

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/ Red Rocks Listed		JNL/S&P	JNL/S&P Dividend	JNL/S&P	JNL/S&P Managed	JNL/S&P	JNL/S&P	JNL/S&P	JNL/S&P Managed
	Private		Competitive	Income	Intrinsic	Aggressive	Managed	Managed	Managed	Moderate
	Equity	JNL/S&P 4	Advantage	& Growth	Value	Growth	Conservative	Growth	Moderate	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets
Investments, at value (a)	$346,531,159	$1,217,211,551	$293,492,476	$822,731,477	$230,391,627	$988,005,021	$1,688,160,049	$3,014,830,685	$2,671,615,114	$4,454,811,297
Receivables:
Investment securities sold	497,745	1,020,289	401,181	977,169	342,630	1,760,558	1,214,808	2,873,944	2,981,779	4,350,521
Sub-account units sold	221,394	926,866	268,331	469,176	64,850	327,452	1,479,228	1,529,685	1,085,719	3,873,583
Total assets	347,250,298	1,219,158,706	294,161,988	824,177,822	230,799,107	990,093,031	1,690,854,085	3,019,234,314	2,675,682,612	4,463,035,401

Liabilities
Payables:
Investment securities purchased	221,394	926,866	268,331	469,176	64,850	327,452	1,479,228	1,529,685	1,085,719	3,873,583
Sub-account units redeemed	455,201	866,263	363,670	873,184	313,156	1,639,918	999,019	2,506,203	2,649,122	3,802,445
Insurance fees due to Jackson	42,544	154,026	37,511	103,985	29,474	120,640	215,789	367,741	332,657	548,076
Total liabilities	719,139	1,947,155	669,512	1,446,345	407,480	2,088,010	2,694,036	4,403,629	4,067,498	8,224,104
Net assets (Note 7)	$346,531,159	$1,217,211,551	$293,492,476	$822,731,477	$230,391,627	$988,005,021	$1,688,160,049	$3,014,830,685	$2,671,615,114	$4,454,811,297

(a) Investment shares	37,141,603	101,434,296	23,404,504	72,232,790	21,078,831	74,735,629	146,668,988	254,630,970	225,643,168	363,955,171
Investments at cost	$339,634,051	$1,060,847,560	$272,163,243	$777,757,726	$221,329,258	$881,906,053	$1,640,662,641	$2,799,324,086	$2,557,881,873	$4,218,490,106

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio	JNL/UBS Large Cap Select Growth Portfolio	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio
Assets
Investments, at value (a)	$112,891,002	$1,325,286,320	$1,472,006,525	$647,090,687	$570,473,227	$444,454,611	$2,294,283,336	$1,195,107,544	$430,498,430
Receivables:
Investment securities sold	197,345	971,072	1,380,589	480,925	1,239,199	247,250	1,386,628	5,832,005	492,405
Sub-account units sold	120,683	1,193,272	1,322,943	14,510,875	714,004	238,885	1,613,775	3,917,006	377,204
Total assets	113,209,030	1,327,450,664	1,474,710,057	662,082,487	572,426,430	444,940,746	2,297,283,739	1,204,856,555	431,368,039

Liabilities
Payables:
Investment securities purchased	120,683	1,193,272	1,322,943	14,510,875	714,004	238,885	1,613,775	3,917,006	377,204
Sub-account units redeemed	182,684	808,277	1,199,249	400,578	1,167,933	193,293	1,111,217	5,678,901	439,377
Insurance fees due to Jackson	14,661	162,795	181,340	80,347	71,266	53,957	275,411	153,104	53,028
Total liabilities	318,028	2,164,344	2,703,532	14,991,800	1,953,203	486,135	3,000,403	9,749,011	869,609
Net assets (Note 7)	$112,891,002	$1,325,286,320	$1,472,006,525	$647,090,687	$570,473,227	$444,454,611	$2,294,283,336	$1,195,107,544	$430,498,430

(a) Investment shares	10,896,815	53,181,634	50,514,980	64,323,130	46,229,597	20,653,095	126,406,795	1,195,107,544	23,219,980
Investments at cost	$104,662,893	$1,136,229,514	$1,405,915,424	$644,210,775	$508,650,098	$416,441,984	$2,086,127,198	$1,195,107,544	$394,530,556

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	Curian Dynamic Risk	Curian Dynamic Risk	Curian Dynamic Risk	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian Guidance -
	Advantage -	Advantage -	Advantage -	Balanced	Equity	Fixed	Institutional	Institutional	Maximize	Maximum
	Aggressive	Diversified	Income	Income	100	100	Alt 100	Alt 65	Income	Growth
	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(b)	Portfolio(b)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)
Investment income
Dividends	$-	$-	$755,325	$-	$-	$-	$-	$-	$-	$-

Expenses
Insurance charges (Note 3)	66,000	321,085	239,231	147,604	3,311	7,272	386,232	151,654	86,113	57,782
Total expenses	66,000	321,085	239,231	147,604	3,311	7,272	386,232	151,654	86,113	57,782
Net investment income (loss)	(66,000)	(321,085)	516,094	(147,604)	(3,311)	(7,272)	(386,232)	(151,654)	(86,113)	(57,782)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	921,739	206,726	-	-	-	-	-	-	-
Investments	(21,910)	54,716	79,296	48,959	364	564	46,175	39,837	68,604	12,779
Net change in unrealized appreciation (depreciation) on investments	(287,797)	(411,576)	637,772	1,042,339	69,442	4,661	2,778,142	1,397,744	606,501	570,919
Net realized and unrealized gain (loss)	(309,707)	564,879	923,794	1,091,298	69,806	5,225	2,824,317	1,437,581	675,105	583,698

Net increase (decrease) in net assets
from operations	$(375,707)	$243,794	$1,439,888	$943,694	$66,495	$(2,047)	$2,438,085	$1,285,927	$588,992	$525,916

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	Curian Guidance - Moderate Growth Portfolio(a)	Curian Guidance - Rising Income Portfolio(a)	Curian Guidance - Tactical Maximum Growth Portfolio(a)	Curian Guidance - Tactical Moderate Growth Portfolio(a)	Curian Tactical Advantage 35 Portfolio(a)	Curian Tactical Advantage 60 Portfolio(a)	Curian Tactical Advantage 75 Portfolio(a)	Curian/American Funds Growth Portfolio(a)	Curian/DFA U.S. Micro Cap Portfolio(b)	Curian/Epoch Global Shareholder Yield Portfolio(a)
Investment income
Dividends	$-	$-	$-	$-	$126,271	$196,872	$186,783	$-	$-	$19,841

Expenses
Insurance charges (Note 3)	196,146	60,526	68,956	208,647	54,170	80,164	72,798	22,386	524	5,143
Total expenses	196,146	60,526	68,956	208,647	54,170	80,164	72,798	22,386	524	5,143
Net investment income (loss)	(196,146)	(60,526)	(68,956)	(208,647)	72,101	116,708	113,985	(22,386)	(524)	14,698

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	25,046	42,588	72,460	-	-	-
Investments	95,320	25,220	29,492	71,125	11,490	20,921	74,934	570	(10)	4,682
Net change in unrealized appreciation (depreciation) on investments	2,006,756	367,912	643,773	1,797,181	242,722	531,157	532,547	299,844	15,588	28,172
Net realized and unrealized gain (loss)	2,102,076	393,132	673,265	1,868,306	279,258	594,666	679,941	300,414	15,578	32,854

Net increase (decrease) in net assets
from operations	$1,905,930	$332,606	$604,309	$1,659,659	$351,359	$711,374	$793,926	$278,028	$15,054	$47,552

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	Curian/ FAMCO Flex Core	Curian/Franklin Templeton	Curian/ Franklin	Curian/Templeton Neuberger	Curian/Nicholas	Curian/PIMCO Credit	Curian/ Pinebridge	Curian/The Boston Company	Curian/The Boston Company Mult-	Curian/Van Eck
	Covered	Frontier	Natural	Berman	Convertible	Credit	Merger	Equity	Neutral	International
	Call	Markets	Resources	Currency	Arbitrage	Income	Arbitrage	Income	Equity	Gold
	Portfolio(a)	Portfolio(b)	Portfolio(a)	Portfolio(b)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(b)
Investment income
Dividends	$117,407	$-	$29,194	$-	$-	$125,516	$-	$31,852	$-	$-

Expenses
Insurance charges (Note 3)	43,769	394	20,123	4,699	35,536	49,882	81,047	10,339	29,659	7,174
Total expenses	43,769	394	20,123	4,699	35,536	49,882	81,047	10,339	29,659	7,174
Net investment income (loss)	73,638	(394)	9,071	(4,699)	(35,536)	75,634	(81,047)	21,513	(29,659)	(7,174)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	11,498	-	-	22,600	-	9,334	-	-
Investments	5,109	4	4,263	(205)	7,744	83,927	456	4,555	(1,617)	(16,566)
Net change in unrealized appreciation (depreciation) on investments	(75,596)	15,071	73,403	(9,688)	128,400	107,843	112,745	142,400	(77,880)	(368,887)
Net realized and unrealized gain (loss)	(70,487)	15,075	89,164	(9,893)	136,144	214,370	113,201	156,289	(79,497)	(385,453)

Net increase (decrease) in net assets from operations	$3,151	$14,681	$98,235	$(14,592)	$100,608	$290,004	$32,154	$177,802	$(109,156)	$(392,627)

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL Disciplined Growth Portfolio	JNL Disciplined Moderate Portfolio	JNL Disciplined Moderate Growth Portfolio	JNL Institutional Alt 20 Portfolio	JNL Institutional Alt 35 Portfolio	JNL Institutional Alt 50 Portfolio	JNL Institutional Alt 65 Portfolio	JNL/American Funds Balanced Allocation Portfolio(a)	JNL/American Funds Blue Chip Income and Growth Portfolio	JNL/American Funds Global Bond Portfolio
Investment income
Dividends	$3,026,976	$9,310,813	$9,219,993	$18,337,595	$29,753,574	$42,563,159	$21,879,683	$-	$5,470,132	$7,942,990

Expenses
Insurance charges (Note 3)	3,528,653	8,532,217	9,172,289	16,265,914	24,645,150	33,999,441	13,995,983	723,366	7,949,244	5,921,372
Total expenses	3,528,653	8,532,217	9,172,289	16,265,914	24,645,150	33,999,441	13,995,983	723,366	7,949,244	5,921,372
Net investment income (loss)	(501,677)	778,596	47,704	2,071,681	5,108,424	8,563,718	7,883,700	(723,366)	(2,479,112)	2,021,618

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	7,660,808	20,819,874	22,034,544	28,126,884	52,260,664	66,553,734	49,225,651	-	683,851	3,387,535
Investments	2,561,531	8,157,959	7,575,277	9,339,206	14,164,072	19,789,384	9,650,183	394,469	8,267,972	3,573,626
Net change in unrealized appreciation (depreciation) on investments	16,890,762	30,244,235	41,451,055	58,406,944	77,062,787	90,730,640	15,628,815	5,340,031	44,866,398	5,773,605
Net realized and unrealized gain (loss)	27,113,101	59,222,068	71,060,876	95,873,034	143,487,523	177,073,758	74,504,649	5,734,500	53,818,221	12,734,766

Net increase (decrease) in net assets from operations	$26,611,424	$60,000,664	$71,108,580	$97,944,715	$148,595,947	$185,637,476	$82,388,349	$5,011,134	$51,339,109	$14,756,384

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL/American Funds Global Small Capitalization Portfolio	JNL/American Funds Growth Allocation Portfolio(a)	JNL/American Funds Growth-Income Portfolio	JNL/American Funds International Portfolio	JNL/American Funds New World Portfolio	JNL/AQR Managed Futures Strategy Portfolio	JNL/BlackRock Commodity Securities Portfolio	JNL/BlackRock Global Allocation Portfolio	JNL/Brookfield Global Infrastructure Portfolio	JNL/Capital Guardian Global Balanced Portfolio
Investment income
Dividends	$1,180,573	$-	$5,388,908	$3,202,774	$3,802,079	$-	$-	$-	$26,918	$7,734,592

Expenses
Insurance charges (Note 3)	2,397,293	458,951	9,356,350	3,910,734	5,253,233	55,706	13,020,837	15,346,902	608,550	5,729,464
Total expenses	2,397,293	458,951	9,356,350	3,910,734	5,253,233	55,706	13,020,837	15,346,902	608,550	5,729,464
Net investment income (loss)	(1,216,720)	(458,951)	(3,967,442)	(707,960)	(1,451,154)	(55,706)	(13,020,837)	(15,346,902)	(581,632)	2,005,128

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,453,298	-	650,060	569,812	1,529,778	-	-	-	-	-
Investments	(1,584,198)	314,444	7,794,577	(999,889)	(677,088)	15,126	1,484,365	3,675,401	575,978	2,321,402
Net change in unrealized appreciation (depreciation) on investments	23,319,327	4,480,842	76,337,359	39,847,189	51,129,173	874,723	3,182,984	78,815,900	5,938,639	35,717,543
Net realized and unrealized gain (loss)	23,188,427	4,795,286	84,781,996	39,417,112	51,981,863	889,849	4,667,349	82,491,301	6,514,617	38,038,945

Net increase (decrease) in net assets from operations	$21,971,707	$4,336,335	$80,814,554	$38,709,152	$50,530,709	$834,143	$(8,353,488)	$67,144,399	$5,932,985	$40,044,073

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/DFA U.S. Core Equity Portfolio	JNL/Eagle SmallCap Equity Portfolio	JNL/Eastspring Investments Asia ex-Japan Portfolio	JNL/Eastspring Investments China-India Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio
Investment income
Dividends	$3,790,442	$1,511,190	$-	$814,624	$2,360,738	$23,818,301	$3,056,437	$475,721	$47,503,731	$3,013,456

Expenses
Insurance charges (Note 3)	4,717,401	2,414,751	10,940,317	1,992,046	4,876,777	16,889,531	2,802,321	2,158,421	15,074,409	2,880,450
Total expenses	4,717,401	2,414,751	10,940,317	1,992,046	4,876,777	16,889,531	2,802,321	2,158,421	15,074,409	2,880,450
Net investment income (loss)	(926,959)	(903,561)	(10,940,317)	(1,177,422)	(2,516,039)	6,928,770	254,116	(1,682,700)	32,429,322	133,006

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	5,403,878	5,511,182	-	-	-	8,811	-	-
Investments	6,449,043	2,929,074	14,453,836	(3,299,885)	(16,590,938)	11,650,405	1,779,209	2,643,066	11,728,280	2,414,327
Net change in unrealized appreciation (depreciation) on investments	38,077,645	15,087,215	62,395,493	19,815,407	77,004,425	124,035,221	32,316,360	18,448,252	51,305,480	41,373,949
Net realized and unrealized gain (loss)	44,526,688	18,016,289	82,253,207	22,026,704	60,413,487	135,685,626	34,095,569	21,100,129	63,033,760	43,788,276

Net increase (decrease) in net assets from operations	$43,599,729	$17,112,728	$71,312,890	$20,849,282	$57,897,448	$142,614,396	$34,349,685	$19,417,429	$95,463,082	$43,921,282

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio
Investment income
Dividends	$5,496,136	$707,784	$15,924,140	$-	$3,640,501	$432,341	$4,367,697	$5,745,800	$-	$-

Expenses
Insurance charges (Note 3)	5,356,032	4,420,006	10,116,618	4,849,105	4,966,970	1,708,384	8,581,668	4,922,911	5,318,663	3,299,483
Total expenses	5,356,032	4,420,006	10,116,618	4,849,105	4,966,970	1,708,384	8,581,668	4,922,911	5,318,663	3,299,483
Net investment income (loss)	140,104	(3,712,222)	5,807,522	(4,849,105)	(1,326,469)	(1,276,043)	(4,213,971)	822,889	(5,318,663)	(3,299,483)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	363,925	24,792,768	7,008,294	3,518,075	-	-	-	9,496,552	7,099,813
Investments	4,697,598	14,223,750	6,352,242	182,478	6,547,421	3,361,312	9,567,842	2,386,773	10,970,235	9,249,628
Net change in unrealized appreciation (depreciation) on investments	34,341,480	31,633,715	1,592,641	51,488,989	38,502,148	14,691,909	119,288,693	38,442,074	15,675,838	14,141,026
Net realized and unrealized gain (loss)	39,039,078	46,221,390	32,737,651	58,679,761	48,567,644	18,053,221	128,856,535	40,828,847	36,142,625	30,490,467

Net increase (decrease) in net assets from operations	$39,179,182	$42,509,168	$38,545,173	$53,830,656	$47,241,175	$16,777,178	$124,642,564	$41,651,736	$30,823,962	$27,190,984

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL/Ivy Asset Strategy Portfolio	JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio	JNL/M&G Global Leaders Portfolio	JNL/MCM 10 x 10 Portfolio	JNL/MCM 25 Portfolio
Investment income
Dividends	$1,837,516	$13,290,726	$-	$17,660,180	$14,016,535	$530,271	$704,758	$356,721	$6,322,531	$12,158,530

Expenses
Insurance charges (Note 3)	25,399,840	4,392,118	4,071,180	11,978,308	11,173,945	3,165,525	993,545	499,845	3,968,731	8,532,120
Total expenses	25,399,840	4,392,118	4,071,180	11,978,308	11,173,945	3,165,525	993,545	499,845	3,968,731	8,532,120
Net investment income (loss)	(23,562,324)	8,898,608	(4,071,180)	5,681,872	2,842,590	(2,635,254)	(288,787)	(143,124)	2,353,800	3,626,410

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	16,919,717	-	1,692,654	62,305	2,539,727	2,814,888
Investments	10,802,176	(11,812,340)	10,331,563	19,013,404	7,800,307	4,245,966	(624,897)	(487,333)	5,958,124	27,960,402
Net change in unrealized appreciation (depreciation) on investments	239,535,428	43,737,776	21,361,580	(10,756,373)	110,427,293	11,131,217	2,050,256	4,402,475	24,190,560	45,982,488
Net realized and unrealized gain (loss)	250,337,604	31,925,436	31,693,143	8,257,031	135,147,317	15,377,183	3,118,013	3,977,447	32,688,411	76,757,778

Net increase (decrease) in net assets from operations	$226,775,280	$40,824,044	$27,621,963	$13,938,903	$137,989,907	$12,741,929	$2,829,226	$3,834,323	$35,042,211	$80,384,188

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow 10 Portfolio	JNL/MCM Dow Dividend Portfolio	JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Portfolio(a)	JNL/MCM Emerging Markets Index Portfolio	JNL/MCM European 30 Portfolio	JNL/MCM Financial Sector Portfolio	JNL/MCM Global 15 Portfolio
Investment income
Dividends	$12,978,571	$1,911,961	$801,406	$-	$9,944,252	$-	$72,775	$902,846	$1,991,840	$-

Expenses
Insurance charges (Note 3)	9,660,373	1,205,946	2,582,040	7,473,817	5,184,534	31,676	1,787,193	355,585	3,171,246	6,509,391
Total expenses	9,660,373	1,205,946	2,582,040	7,473,817	5,184,534	31,676	1,787,193	355,585	3,171,246	6,509,391
Net investment income (loss)	3,318,198	706,015	(1,780,634)	(7,473,817)	4,759,718	(31,676)	(1,714,418)	547,261	(1,179,406)	(6,509,391)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	2,533,366	-	6,037,448	-	-	-	-	399,185	-	-
Investments	10,858,690	4,552,653	11,408,159	38,161,306	(2,537,851)	(79,714)	(2,947,275)	(1,145,963)	5,809,098	12,805,493
Net change in unrealized appreciation (depreciation) on investments	(4,471,426)	5,917,884	11,539,986	11,993,986	28,250,396	209,221	14,275,419	1,777,461	32,735,537	72,235,524
Net realized and unrealized gain (loss)	8,920,630	10,470,537	28,985,593	50,155,292	25,712,545	129,507	11,328,144	1,030,683	38,544,635	85,041,017

Net increase (decrease) in net assets from operations	$12,238,828	$11,176,552	$27,204,959	$42,681,475	$30,472,263	$97,831	$9,613,726	$1,577,944	$37,365,229	$78,531,626

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL/MCM Global Alpha Portfolio	JNL/MCM Healthcare Sector Portfolio	JNL/MCM Index 5 Portfolio	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio	JNL/MCM NYSE International 25 Portfolio	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio
Investment income
Dividends	$-	$3,004,475	$6,948,105	$12,879,343	$79,459,879	$9,588,655	$486,111	$2,744,899	$9,120,970	$915,586

Expenses
Insurance charges (Note 3)	697,186	5,270,613	6,518,591	7,107,979	43,500,011	5,347,719	3,066,959	1,103,245	13,125,287	729,142
Total expenses	697,186	5,270,613	6,518,591	7,107,979	43,500,011	5,347,719	3,066,959	1,103,245	13,125,287	729,142
Net investment income (loss)	(697,186)	(2,266,138)	429,514	5,771,364	35,959,868	4,240,936	(2,580,848)	1,641,654	(4,004,317)	186,444

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	763,626	1,837,482	13,425,458	-	-	-	1,632,365	-	2,955,734	1,146,125
Investments	200,402	16,298,253	7,007,922	(7,738,033)	(68,378,128)	(4,114,178)	11,878,796	(9,258,240)	14,640,212	684,025
Net change in unrealized appreciation (depreciation) on investments	(1,865,753)	31,309,250	28,628,814	72,147,737	442,018,342	39,532,257	15,052,524	13,819,668	5,043,137	2,675,707
Net realized and unrealized gain (loss)	(901,725)	49,444,985	49,062,194	64,409,704	373,640,214	35,418,079	28,563,685	4,561,428	22,639,083	4,505,857

Net increase (decrease) in net assets from operations	$(1,598,911)	$47,178,847	$49,491,708	$70,181,068	$409,600,082	$39,659,015	$25,982,837	$6,203,082	$18,634,766	$4,692,301

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL/MCM	JNL/MCM	JNL/MCM S&P 400 MidCap	JNL/MCM S&P 500	JNL/MCM S&P	JNL/MCM	JNL/MCM Small Cap	JNL/MCM Technology	JNL/MCM	JNL/MCM
	S&P 10	S&P 24	Index	Index	SMid	Select Small-Cap	Index	Sector	Value Line 30	VIP
	Portfolio	Portfolio	Portfolio	Portfolio	60 Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment income
Dividends	$-	$295,953	$5,864,645	$19,226,835	$1,419,352	$354,284	$8,651,397	$1,092,539	$238,226	$4,756,856

Expenses
Insurance charges (Note 3)	4,211,319	959,490	8,486,007	16,927,289	2,637,458	3,870,966	7,430,220	6,247,347	6,125,846	3,790,373
Total expenses	4,211,319	959,490	8,486,007	16,927,289	2,637,458	3,870,966	7,430,220	6,247,347	6,125,846	3,790,373
Net investment income (loss)	(4,211,319)	(663,537)	(2,621,362)	2,299,546	(1,218,106)	(3,516,682)	1,221,177	(5,154,808)	(5,887,620)	966,483

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	4,968,940	16,246,378	10,251,438	12,337,999	-	15,166,109	20,878,201	-	-
Investments	(4,370,527)	3,285,484	14,293,296	46,108,858	4,549,541	(10,190,457)	17,524,125	18,293,488	(21,216,073)	(8,565,692)
Net change in unrealized appreciation (depreciation) on investments	44,629,571	(2,141,843)	46,675,932	69,884,206	3,275,867	45,510,630	27,382,455	(12,390,947)	54,119,842	31,575,588
Net realized and unrealized gain (loss)	40,259,044	6,112,581	77,215,606	126,244,502	20,163,407	35,320,173	60,072,689	26,780,742	32,903,769	23,009,896

Net increase (decrease) in net assets from operations	$36,047,725	$5,449,044	$74,594,244	$128,544,048	$18,945,301	$31,803,491	$61,293,866	$21,625,934	$27,016,149	$23,976,379

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL/Morgan	JNL/Neuberger	JNL/		JNL/PIMCO	JNL/PPM America	JNL/ PPM America	JNL/ PPM	JNL/PPM	JNL/PPM
	Stanley	Berman	Oppenheimer	JNL/PIMCO	Total	Floating	High	America	America	America
	Mid Cap	Strategic	Global	Real	Return	Rate	Yield	Mid Cap	Small Cap	Value
	Growth	Income	Growth	Return	Bond	Income	Bond	Value	Value	Equity
	Portfolio(a)	Portfolio(a)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment income
Dividends	$42,884	$-	$3,524,089	$38,562,460	$78,117,465	$6,210,375	$70,804,929	$472,232	$923,117	$1,535,155

Expenses
Insurance charges (Note 3)	63,140	363,102	5,034,298	29,175,857	55,494,033	2,908,261	17,864,533	2,073,011	1,471,862	1,781,944
Total expenses	63,140	363,102	5,034,298	29,175,857	55,494,033	2,908,261	17,864,533	2,073,011	1,471,862	1,781,944
Net investment income (loss)	(20,256)	(363,102)	(1,510,209)	9,386,603	22,623,432	3,302,114	52,940,396	(1,600,779)	(548,745)	(246,789)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	120,790,892	81,275,787	-	-	6,929,408	2,324,056	-
Investments	(52,847)	227,813	1,550,320	34,722,094	32,404,137	4,563,477	29,445,975	2,993,736	(769,429)	3,464,475
Net change in unrealized appreciation (depreciation) on investments	294,487	1,788,045	56,317,458	(51,845,655)	75,240,129	2,894,616	70,701,814	4,988,769	11,846,610	10,764,454
Net realized and unrealized gain (loss)	241,640	2,015,858	57,867,778	103,667,331	188,920,053	7,458,093	100,147,789	14,911,913	13,401,237	14,228,929

Net increase (decrease) in net assets from operations	$221,384	$1,652,756	$56,357,569	$113,053,934	$211,543,485	$10,760,207	$153,088,185	$13,311,134	$12,852,492	$13,982,140

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL/ Red Rocks Listed		JNL/S&P	JNL/S&P Dividend	JNL/S&P	JNL/ S&P Managed	JNL/S&P	JNL/S&P	JNL/S&P	JNL/S&P Managed
	Private		Competitive	Income	Intrinsic	Aggressive	Managed	Managed	Managed	Moderate
	Equity	JNL/S&P 4	Advantage	& Growth	Value	Growth	Conservative	Growth	Moderate	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment income
Dividends	$-	$21,075,018	$1,544,904	$12,112,734	$2,160,366	$8,361,439	$36,749,379	$34,155,456	$44,460,849	$60,820,695

Expenses
Insurance charges (Note 3)	5,013,650	17,336,901	3,720,663	11,263,399	3,724,394	13,277,347	22,167,101	40,126,540	36,195,633	59,215,825
Total expenses	5,013,650	17,336,901	3,720,663	11,263,399	3,724,394	13,277,347	22,167,101	40,126,540	36,195,633	59,215,825
Net investment income (loss)	(5,013,650)	3,738,117	(2,175,759)	849,335	(1,564,028)	(4,915,908)	14,582,278	(5,971,084)	8,265,216	1,604,870

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	4,024,977	44,513,828	3,800,062	34,169,440	5,215,337	-	21,408,442	87,511,198	76,204,191	139,211,596
Investments	(7,506,012)	46,110,056	11,556,527	26,376,862	3,150,199	15,450,779	16,889,547	36,002,706	26,804,380	37,910,268
Net change in unrealized appreciation (depreciation) on investments	90,491,521	47,326,942	15,049,155	5,824,561	17,175,075	101,436,168	41,052,771	211,567,112	87,551,868	247,589,613
Net realized and unrealized gain (loss)	87,010,486	137,950,826	30,405,744	66,370,863	25,540,611	116,886,947	79,350,760	335,081,016	190,560,439	424,711,477

Net increase (decrease) in net assets from operations	$81,996,836	$141,688,943	$28,229,985	$67,220,198	$23,976,583	$111,971,039	$93,933,038	$329,109,932	$198,825,655	$426,316,347

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL/S&P	JNL/ T. Rowe Price	JNL/ T. Rowe Price	JNL/T. Rowe Price	JNL/T. Rowe	JNL/UBS Large Cap		JNL/WMC
	Total	Established	Mid-Cap	Short-Term	Price	Select	JNL/WMC	Money	JNL/WMC
	Yield	Growth	Growth	Bond	Value	Growth	Balanced	Market	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment income
Dividends	$949,341	$-	$2,824,763	$5,632,469	$6,663,252	$669,706	$27,142,713	$9,415	$9,238,844

Expenses
Insurance charges (Note 3)	1,575,234	17,929,818	20,610,073	8,523,202	7,754,943	6,639,230	30,146,304	16,683,402	6,092,524
Total expenses	1,575,234	17,929,818	20,610,073	8,523,202	7,754,943	6,639,230	30,146,304	16,683,402	6,092,524
Net investment income (loss)	(625,893)	(17,929,818)	(17,785,310)	(2,890,733)	(1,091,691)	(5,969,524)	(3,003,591)	(16,673,987)	3,146,320

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,086,449	-	63,183,552	-	-	37,103,590	16,578,790	3,531	13,854,441
Investments	2,777,864	50,798,582	20,858,679	1,825,977	14,362,296	15,189,541	34,621,210	-	13,151,594
Net change in unrealized appreciation (depreciation) on investments	13,093,396	123,329,406	76,025,678	5,142,715	65,775,963	(9,296,256)	109,316,668	-	23,358,376
Net realized and unrealized gain (loss)	16,957,709	174,127,988	160,067,909	6,968,692	80,138,259	42,996,875	160,516,668	3,531	50,364,411

Net increase (decrease) in net assets from operations	$16,331,816	$156,198,170	$142,282,599	$4,077,959	$79,046,568	$37,027,351	$157,513,077	$(16,670,456)	$53,510,731

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	Curian Dynamic Risk Advantage - Aggressive Portfolio(a)	Curian Dynamic Risk Advantage - Diversified Portfolio(a)	Curian Dynamic Risk Advantage - Income Portfolio(a)	Curian Guidance - Balanced Income Portfolio(a)	Curian Guidance - Equity 100 Portfolio(b)	Curian Guidance - Fixed 100 Portfolio(b)	Curian Guidance - Institutional Alt 100 Portfolio(a)	Curian Guidance - Institutional Alt 65 Portfolio(a)	Curian Guidance -Maximize Income Portfolio(a)	Curian Guidance -Maximum Growth Portfolio(a)
Operations
Net investment income (loss)	$(66,000)	$(321,085)	$516,094	$(147,604)	$(3,311)	$(7,272)	$(386,232)	$(151,654)	$(86,113)	$(57,782)
Net realized gain (loss) on investments	(21,910)	976,455	286,022	48,959	364	564	46,175	39,837	68,604	12,779
Net change in unrealized appreciation (depreciation) on investments	(287,797)	(411,576)	637,772	1,042,339	69,442	4,661	2,778,142	1,397,744	606,501	570,919
Net increase (decrease) in net assets from operations	(375,707)	243,794	1,439,888	943,694	66,495	(2,047)	2,438,085	1,285,927	588,992	525,916

Contract transactions 1
Purchase payments (Note 4)	19,655,591	99,356,997	72,080,232	46,489,871	3,117,060	5,760,218	131,494,025	44,532,913	22,496,203	19,218,315
Surrenders and terminations	(91,963)	(1,043,918)	(597,349)	(502,247)	(32,855)	(56,496)	(751,049)	(438,408)	(285,713)	(80,618)
Transfers between portfolios	(51,793)	(104,683)	(344,538)	604,431	292,015	318,522	2,351,802	955,497	1,678,756	661,268
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(199)	(4,104)	(1,602)	(972)	(16)	(435)	(1,851)	(5,311)	(795)	(2,529)
Net increase (decrease) in net assets from contract transactions	19,511,636	98,204,292	71,136,743	46,591,083	3,376,204	6,021,809	133,092,927	45,044,691	23,888,451	19,796,436

Net increase (decrease) in net assets	19,135,929	98,448,086	72,576,631	47,534,777	3,442,699	6,019,762	135,531,012	46,330,618	24,477,443	20,322,352

Net assets beginning of period	-	-	-	-	-	-	-	-	-	-

Net assets end of period	$19,135,929	$98,448,086	$72,576,631	$47,534,777	$3,442,699	$6,019,762	$135,531,012	$46,330,618	$24,477,443	$20,322,352

1 Contract unit transactions
Units Outstanding at December 31, 2011	-	-	-	-	-	-	-	-	-	-

Units Issued	2,242,686	10,371,753	7,490,820	4,807,087	338,394	623,382	13,737,768	4,692,514	2,460,466	2,066,896
Units Redeemed	(217,706)	(531,556)	(423,383)	(248,104)	(3,722)	(24,117)	(362,134)	(212,155)	(132,895)	(90,659)
Units Outstanding at December 31, 2012	2,024,980	9,840,197	7,067,437	4,558,983	334,672	599,265	13,375,634	4,480,359	2,327,571	1,976,237

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	Curian Guidance - Moderate Growth Portfolio(a)	Curian Guidance - Rising Income Portfolio(a)	Curian Guidance - Tactical Maximum Growth Portfolio(a)	Curian Guidance - Tactical Moderate Growth Portfolio(a)	Curian Tactical Advantage 35 Portfolio(a)	Curian Tactical Advantage 60 Portfolio(a)	Curian Tactical Advantage 75 Portfolio(a)	Curian/ American Funds Growth Portfolio(a)	Curian/ DFA U.S. Micro Cap Portfolio(b)	Curian/Epoch Global Shareholder Yield Portfolio(a)
Operations
Net investment income (loss)	$(196,146)	$(60,526)	$(68,956)	$(208,647)	$72,101	$116,708	$113,985	$(22,386)	$(524)	$14,698
Net realized gain (loss) on investments	95,320	25,220	29,492	71,125	36,536	63,509	147,394	570	(10)	4,682
Net change in unrealized appreciation (depreciation) on investments	2,006,756	367,912	643,773	1,797,181	242,722	531,157	532,547	299,844	15,588	28,172
Net increase (decrease) in net assets from operations	1,905,930	332,606	604,309	1,659,659	351,359	711,374	793,926	278,028	15,054	47,552

Contract transactions 1
Purchase payments (Note 4)	65,048,258	16,152,750	20,776,178	67,417,626	15,246,875	22,728,193	20,479,108	9,694,283	393,042	1,606,340
Surrenders and terminations	(907,513)	(219,297)	(616,560)	(483,277)	(221,211)	(304,367)	(133,654)	(50,257)	(242)	(24,971)
Transfers between portfolios	(343,753)	20,489	(965,472)	1,285,217	1,097,163	101,760	379,995	(51,502)	99,878	18,702
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(6,088)	(320)	(196)	(2,325)	(146)	(1,014)	(2,077)	(187)	-	(62)
Net increase (decrease) in net assets from contract transactions	63,790,904	15,953,622	19,193,950	68,217,241	16,122,681	22,524,572	20,723,372	9,592,337	492,678	1,600,009

Net increase (decrease) in net assets	65,696,834	16,286,228	19,798,259	69,876,900	16,474,040	23,235,946	21,517,298	9,870,365	507,732	1,647,561

Net assets beginning of period	-	-	-	-	-	-	-	-	-	-

Net assets end of period	$65,696,834	$16,286,228	$19,798,259	$69,876,900	$16,474,040	$23,235,946	$21,517,298	$9,870,365	$507,732	$1,647,561

1 Contract unit transactions
Units Outstanding at December 31, 2011	-	-	-	-	-	-	-	-	-	-

Units Issued	6,751,025	1,690,700	2,209,122	7,102,083	1,675,488	2,342,977	2,288,604	996,051	52,327	167,251
Units Redeemed	(452,236)	(122,660)	(261,162)	(279,577)	(82,150)	(115,290)	(244,608)	(63,387)	(1,938)	(12,014)
Units Outstanding at December 31, 2012	6,298,789	1,568,040	1,947,960	6,822,506	1,593,338	2,227,687	2,043,996	932,664	50,389	155,237

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	Curian/FAMCO Flex Core Covered Call Portfolio(a)	Curian/Franklin Templeton Frontier Markets Portfolio(b)	Curian/Franklin Templeton Natural Resources Portfolio(a)	Curian/ Neuberger Berman Currency Portfolio(b)	Curian/ Nicholas Convertible Arbitrage Portfolio(a)	Curian/ PIMCO Credit Income Portfolio(a)	Curian/ Pinebridge Merger Arbitrage Portfolio(a)	Curian/The Boston Company Equity Income Portfolio(a)	Curian/The Boston Company Multi- Alpha Market Neutral Equity Portfolio(a)	Curian/ Van Eck International Gold Portfolio(b)
Operations
Net investment income (loss)	$73,638	$(394)	$9,071	$(4,699)	$(35,536)	$75,634	$(81,047)	$21,513	$(29,659)	$(7,174)
Net realized gain (loss) on investments	5,109	4	15,761	(205)	7,744	106,527	456	13,889	(1,617)	(16,566)
Net change in unrealized appreciation (depreciation) on investments	(75,596)	15,071	73,403	(9,688)	128,400	107,843	112,745	142,400	(77,880)	(368,887)
Net increase (decrease) in net assets from operations	3,151	14,681	98,235	(14,592)	100,608	290,004	32,154	177,802	(109,156)	(392,627)

Contract transactions 1
Purchase payments (Note 4)	13,476,514	424,580	6,551,470	3,343,579	11,488,270	13,765,617	24,914,990	2,749,139	9,481,941	3,885,203
Surrenders and terminations	(64,872)	(17)	(29,813)	(31,632)	(44,526)	(527,279)	(113,466)	(58,927)	(32,090)	(34,792)
Transfers between portfolios	1,470,364	58,249	(109,576)	470,670	490,698	(546,791)	2,108,734	195,562	570,185	1,620,115
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(15)	-	(15)	-	(9)	-	(191)	(143)	(10)	-
Net increase (decrease) in net assets from contract transactions	14,881,991	482,812	6,412,066	3,782,617	11,934,433	12,691,547	26,910,067	2,885,631	10,020,026	5,470,526

Net increase (decrease) in net assets	14,885,142	497,493	6,510,301	3,768,025	12,035,041	12,981,551	26,942,221	3,063,433	9,910,870	5,077,899

Net assets beginning of period	-	-	-	-	-	-	-	-	-	-

Net assets end of period	$14,885,142	$497,493	$6,510,301	$3,768,025	$12,035,041	$12,981,551	$26,942,221	$3,063,433	$9,910,870	$5,077,899

1 Contract unit transactions
Units Outstanding at December 31, 2011	-	-	-	-	-	-	-	-	-	-

Units Issued	1,487,263	47,798	786,929	385,116	1,230,967	1,466,823	2,870,599	299,594	1,026,740	583,441
Units Redeemed	(25,775)	(2)	(45,090)	(10,803)	(46,644)	(238,065)	(171,773)	(14,499)	(42,842)	(18,669)
Units Outstanding at December 31, 2012	1,461,488	47,796	741,839	374,313	1,184,323	1,228,758	2,698,826	285,095	983,898	564,772

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL Disciplined Growth Portfolio	JNL Disciplined Moderate Portfolio	JNL Disciplined Moderate Growth Portfolio	JNL Institutional Alt 20 Portfolio	JNL Institutional Alt 35 Portfolio	JNL Institutional Alt 50 Portfolio	JNL Institutional Alt 65 Portfolio	JNL/ American Funds Balanced Allocation Portfolio(a)	JNL/ American Funds Blue Chip Income and Growth Portfolio	JNL/ American Funds Global Bond Portfolio
Operations
Net investment income (loss)	$(501,677)	$778,596	$47,704	$2,071,681	$5,108,424	$8,563,718	$7,883,700	$(723,366)	$(2,479,112)	$2,021,618
Net realized gain (loss) on investments	10,222,339	28,977,833	29,609,821	37,466,090	66,424,736	86,343,118	58,875,834	394,469	8,951,823	6,961,161
Net change in unrealized appreciation (depreciation) on investments	16,890,762	30,244,235	41,451,055	58,406,944	77,062,787	90,730,640	15,628,815	5,340,031	44,866,398	5,773,605
Net increase (decrease) in net assets from operations	26,611,424	60,000,664	71,108,580	97,944,715	148,595,947	185,637,476	82,388,349	5,011,134	51,339,109	14,756,384

Contract transactions 1
Purchase payments (Note 4)	91,504,811	213,255,344	226,480,789	342,963,789	456,383,523	718,733,144	68,294	104,520,806	215,162,347	98,431,610
Surrenders and terminations	(6,869,570)	(28,012,654)	(26,791,076)	(34,787,928)	(53,935,471)	(69,951,204)	(36,857,387)	(2,487,878)	(18,151,824)	(18,730,066)
Transfers between portfolios	21,748,044	44,488,170	27,973,319	83,860,256	74,497,944	138,316,476	(108,977,948)	36,315,905	36,860,252	32,095,804
Net annuitization transactions	(64,701)	3,483	(59,508)	(120,483)	(711,955)	(157,267)	(181,429)	-	(145,125)	(318,666)
Policyholder charges (Note 3)	(2,561,260)	(5,870,816)	(6,677,596)	(13,722,947)	(20,123,676)	(26,613,080)	(11,213,120)	(522,389)	(6,291,096)	(4,147,945)
Net increase (decrease) in net assets from contract transactions	103,757,324	223,863,527	220,925,928	378,192,687	456,110,365	760,328,069	(157,161,590)	137,826,444	227,434,554	107,330,737

Net increase (decrease) in net assets	130,368,748	283,864,191	292,034,508	476,137,402	604,706,312	945,965,545	(74,773,241)	142,837,578	278,773,663	122,087,121

Net assets beginning of period	168,700,101	427,041,788	473,992,515	871,891,705	1,349,313,032	1,759,138,491	942,912,966	-	379,980,507	322,986,887

Net assets end of period	$299,068,849	$710,905,979	$766,027,023	$1,348,029,107	$1,954,019,344	$2,705,104,036	$868,139,725	$142,837,578	$658,754,170	$445,074,008

1 Contract unit transactions
Units Outstanding at December 31, 2011	20,489,685	44,150,353	53,139,214	64,683,060	96,467,649	123,288,463	64,231,310	-	37,953,296	30,387,404

Units Issued	15,033,886	27,039,038	29,047,893	32,124,013	39,101,991	66,205,183	481,290	15,091,428	27,963,379	17,201,062
Units Redeemed	(3,355,039)	(5,447,645)	(5,929,392)	(5,529,652)	(8,238,753)	(15,970,554)	(10,637,838)	(1,242,404)	(7,045,540)	(7,386,203)
Units Outstanding at December 31, 2012	32,168,532	65,741,746	76,257,715	91,277,421	127,330,887	173,523,092	54,074,762	13,849,024	58,871,135	40,202,262

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/ American Funds Global Small Capitalization Portfolio	JNL/American Funds Growth Allocation Portfolio(a)	JNL/ American Funds Growth-Income Portfolio	JNL/American Funds International Portfolio	JNL/American Funds New World Portfolio	JNL/AQR Managed Futures Strategy Portfolio	JNL/ BlackRock Commodity Securities Portfolio	JNL/ BlackRock Global Allocation Portfolio	JNL/ Brookfield Global Infrastructure Portfolio	JNL/Capital Guardian Global Balanced Portfolio
Operations
Net investment income (loss)	$(1,216,720)	$(458,951)	$(3,967,442)	$(707,960)	$(1,451,154)	$(55,706)	$(13,020,837)	$(15,346,902)	$(581,632)	$2,005,128
Net realized gain (loss) on investments	(130,900)	314,444	8,444,637	(430,077)	852,690	15,126	1,484,365	3,675,401	575,978	2,321,402
Net change in unrealized appreciation (depreciation) on investments	23,319,327	4,480,842	76,337,359	39,847,189	51,129,173	874,723	3,182,984	78,815,900	5,938,639	35,717,543
Net increase (decrease) in net assets from operations	21,971,707	4,336,335	80,814,554	38,709,152	50,530,709	834,143	(8,353,488)	67,144,399	5,932,985	40,044,073

Contract transactions 1
Purchase payments (Note 4)	49,801,042	67,807,916	294,298,565	88,860,530	113,941,984	18,331,306	141,962,802	768,725,415	44,668,454	43,248,743
Surrenders and terminations	(5,084,161)	(690,625)	(20,721,501)	(7,605,582)	(10,641,196)	(60,840)	(41,331,429)	(30,773,171)	(1,256,297)	(26,301,559)
Transfers between portfolios	6,231,860	29,439,867	38,268,583	23,129,042	31,325,567	1,415,407	10,716,331	237,775,044	50,613,446	(10,503,456)
Net annuitization transactions	(224,770)	-	(73,784)	(138,215)	(39,936)	-	(455,170)	(291,982)	(4,309)	(296,199)
Policyholder charges (Note 3)	(1,898,786)	(273,215)	(7,373,222)	(3,115,970)	(4,049,730)	(105)	(8,046,051)	(11,134,162)	(370,417)	(3,339,137)
Net increase (decrease) in net assets from contract transactions	48,825,185	96,283,943	304,398,641	101,129,805	130,536,689	19,685,768	102,846,483	964,301,144	93,650,877	2,808,392

Net increase (decrease) in net assets	70,796,892	100,620,278	385,213,195	139,838,957	181,067,398	20,519,911	94,492,995	1,031,445,543	99,583,862	42,852,465

Net assets beginning of period	121,399,416	-	430,285,946	200,814,285	261,975,156	-	797,267,266	494,124,819	981,190	351,568,128

Net assets end of period	$192,196,308	$100,620,278	$815,499,141	$340,653,242	$443,042,554	$20,519,911	$891,760,261	$1,525,570,362	$100,565,052	$394,420,593

1 Contract unit transactions
Units Outstanding at December 31, 2011	13,852,765	-	43,194,539	22,149,701	27,587,021	-	77,839,402	50,563,049	94,783	32,123,854

Units Issued	8,046,918	10,666,255	32,866,475	12,914,605	17,224,234	2,161,618	23,110,245	101,237,073	8,930,082	4,867,148
Units Redeemed	(3,023,599)	(932,205)	(5,024,188)	(2,601,989)	(4,471,616)	(78,358)	(13,332,911)	(7,254,382)	(719,531)	(4,662,686)
Units Outstanding at December 31, 2012	18,876,084	9,734,050	71,036,826	32,462,317	40,339,639	2,083,260	87,616,736	144,545,740	8,305,334	32,328,316

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/DFA U.S. Core Equity Portfolio	JNL/Eagle SmallCap Equity Portfolio	JNL/Eastspring Investments Asia ex-Japan Portfolio	JNL/Eastspring Investments China-India Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio
Operations
Net investment income (loss)	$(926,959)	$(903,561)	$(10,940,317)	$(1,177,422)	$(2,516,039)	$6,928,770	$254,116	$(1,682,700)	$32,429,322	$133,006
Net realized gain (loss) on investments	6,449,043	2,929,074	19,857,714	2,211,297	(16,590,938)	11,650,405	1,779,209	2,651,877	11,728,280	2,414,327
Net change in unrealized appreciation (depreciation) on investments	38,077,645	15,087,215	62,395,493	19,815,407	77,004,425	124,035,221	32,316,360	18,448,252	51,305,480	41,373,949
Net increase (decrease) in net assets from operations	43,599,729	17,112,728	71,312,890	20,849,282	57,897,448	142,614,396	34,349,685	19,417,429	95,463,082	43,921,282

Contract transactions 1
Purchase payments (Note 4)	30,865,668	38,111,822	146,512,983	23,670,984	47,427,514	131,381,340	34,182,811	112,194,775	213,978,081	33,302,292
Surrenders and terminations	(17,382,022)	(8,334,791)	(35,664,205)	(5,594,334)	(14,683,677)	(75,624,487)	(9,101,948)	(6,008,526)	(58,028,720)	(7,908,231)
Transfers between portfolios	(11,034,999)	(325,416)	(86,648,914)	2,263,170	(12,546,661)	(36,717,258)	22,370,439	170,526,875	55,498,193	14,920,200
Net annuitization transactions	(236,702)	(132,206)	(533,796)	(70,421)	(228,229)	(933,414)	(166,596)	(124,122)	(793,298)	(120,891)
Policyholder charges (Note 3)	(2,574,128)	(1,502,165)	(6,734,564)	(1,308,945)	(3,513,401)	(9,658,806)	(1,787,343)	(1,249,058)	(8,549,936)	(1,893,718)
Net increase (decrease) in net assets from contract transactions	(362,183)	27,817,244	16,931,504	18,960,454	16,455,546	8,447,375	45,497,363	275,339,944	202,104,320	38,299,652

Net increase (decrease) in net assets	43,237,546	44,929,972	88,244,394	39,809,736	74,352,994	151,061,771	79,847,048	294,757,373	297,567,402	82,220,934

Net assets beginning of period	286,171,678	136,792,536	624,638,253	100,654,513	272,733,798	1,002,735,899	150,196,888	3,209,081	830,111,442	159,531,090

Net assets end of period	$329,409,224	$181,722,508	$712,882,647	$140,464,249	$347,086,792	$1,153,797,670	$230,043,936	$297,966,454	$1,127,678,844	$241,752,024

1 Contract unit transactions
Units Outstanding at December 31, 2011	12,111,006	8,441,992	23,616,990	13,732,292	44,631,576	118,696,635	20,585,952	319,236	75,201,908	23,702,846

Units Issued	1,666,466	3,415,762	8,271,898	9,890,112	15,126,369	16,294,608	9,706,894	29,530,612	28,801,448	10,086,555
Units Redeemed	(1,723,922)	(1,860,691)	(7,997,976)	(7,748,514)	(13,067,997)	(15,477,929)	(4,040,093)	(4,314,426)	(11,662,214)	(5,142,340)
Units Outstanding at December 31, 2012	12,053,550	9,997,063	23,890,911	15,873,890	46,689,948	119,513,314	26,252,753	25,535,422	92,341,143	28,647,061

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio
Operations
Net investment income (loss)	$140,104	$(3,712,222)	$5,807,522	$(4,849,105)	$(1,326,469)	$(1,276,043)	$(4,213,971)	$822,889	$(5,318,663)	$(3,299,483)
Net realized gain (loss) on investments	4,697,598	14,587,675	31,145,010	7,190,772	10,065,496	3,361,312	9,567,842	2,386,773	20,466,787	16,349,441
Net change in unrealized appreciation (depreciation) on investments	34,341,480	31,633,715	1,592,641	51,488,989	38,502,148	14,691,909	119,288,693	38,442,074	15,675,838	14,141,026
Net increase (decrease) in net assets from operations	39,179,182	42,509,168	38,545,173	53,830,656	47,241,175	16,777,178	124,642,564	41,651,736	30,823,962	27,190,984

Contract transactions 1
Purchase payments (Note 4)	63,995,404	61,963,670	124,282,389	10,746,032	65,060,439	14,760,197	130,064,232	54,093,712	70,563,762	41,581,788
Surrenders and terminations	(16,068,843)	(15,372,499)	(51,460,788)	(15,979,696)	(16,820,627)	(5,634,360)	(26,914,086)	(17,968,951)	(19,683,497)	(12,487,603)
Transfers between portfolios	(2,186,712)	(20,865,818)	50,845,486	(53,675,209)	(4,304,898)	4,979,541	91,492,686	10,319,128	(51,332,310)	(935,833)
Net annuitization transactions	(67,539)	(238,138)	(780,058)	(244,115)	(123,918)	(24,048)	(343,702)	(429,968)	(308,671)	(193,913)
Policyholder charges (Note 3)	(3,505,646)	(2,876,715)	(5,642,623)	(3,097,965)	(3,265,669)	(995,740)	(5,512,871)	(2,943,505)	(3,072,753)	(1,983,228)
Net increase (decrease) in net assets from contract transactions	42,166,664	22,610,500	117,244,406	(62,250,953)	40,545,327	13,085,590	188,786,259	43,070,416	(3,833,469)	25,981,211

Net increase (decrease) in net assets	81,345,846	65,119,668	155,789,579	(8,420,297)	87,786,502	29,862,768	313,428,823	84,722,152	26,990,493	53,172,195

Net assets beginning of period	310,556,587	261,575,730	576,803,500	325,784,260	282,267,994	92,895,322	408,951,982	283,950,685	301,830,861	167,007,878

Net assets end of period	$391,902,433	$326,695,398	$732,593,079	$317,363,963	$370,054,496	$122,758,090	$722,380,805	$368,672,837	$328,821,354	$220,180,073

1 Contract unit transactions
Units Outstanding at December 31, 2011	38,323,494	21,600,271	24,659,897	26,007,616	23,437,019	12,224,464	35,710,505	18,827,225	26,625,604	11,220,423

Units Issued	9,522,029	9,013,087	10,845,848	920,026	8,122,563	4,701,629	20,978,133	6,256,406	11,440,669	7,121,261
Units Redeemed	(4,658,884)	(7,369,322)	(6,049,872)	(5,527,309)	(5,164,345)	(3,211,034)	(6,803,749)	(3,744,850)	(11,981,653)	(5,618,634)
Units Outstanding at December 31, 2012	43,186,639	23,244,036	29,455,873	21,400,333	26,395,237	13,715,059	49,884,889	21,338,781	26,084,620	12,723,050

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/Ivy Asset Strategy Portfolio	JNL/JPMorgan International Value Portfolio	JNL/ JPMorgan MidCap Growth Portfolio	JNL/ JPMorgan U.S. Government & Quality Bond Portfolio	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio	JNL/M&G Global Leaders Portfolio	JNL/MCM 10 x 10 Portfolio	JNL/MCM 25 Portfolio
Operations
Net investment income (loss)	$(23,562,324)	$8,898,608	$(4,071,180)	$5,681,872	$2,842,590	$(2,635,254)	$(288,787)	$(143,124)	$2,353,800	$3,626,410
Net realized gain (loss) on investments	10,802,176	(11,812,340)	10,331,563	19,013,404	24,720,024	4,245,966	1,067,757	(425,028)	8,497,851	30,775,290
Net change in unrealized appreciation (depreciation) on investments	239,535,428	43,737,776	21,361,580	(10,756,373)	110,427,293	11,131,217	2,050,256	4,402,475	24,190,560	45,982,488
Net increase (decrease) in net assets from operations	226,775,280	40,824,044	27,621,963	13,938,903	137,989,907	12,741,929	2,829,226	3,834,323	35,042,211	80,384,188

Contract transactions 1
Purchase payments (Note 4)	430,431,337	38,511,840	56,143,107	141,894,322	5,594,172	35,062,089	11,105,067	6,559,121	29,963,694	80,581,377
Surrenders and terminations	(59,340,502)	(17,061,191)	(15,804,293)	(64,364,114)	(34,878,564)	(14,557,113)	(2,622,562)	(1,275,214)	(17,841,069)	(46,436,506)
Transfers between portfolios	48,974,573	(10,341,214)	12,216,153	25,471,945	(125,228,668)	(35,048,712)	1,278,200	1,144,499	(10,624,566)	(9,629,687)
Net annuitization transactions	(392,229)	(296,131)	(244,676)	(911,874)	(453,472)	(418,015)	(9,809)	(9,856)	(77,758)	(1,646,911)
Policyholder charges (Note 3)	(18,544,270)	(2,369,865)	(2,338,915)	(6,479,221)	(7,058,983)	(1,671,992)	(645,698)	(342,967)	(2,599,108)	(3,655,120)
Net increase (decrease) in net assets from contract transactions	401,128,909	8,443,439	49,971,376	95,611,058	(162,025,515)	(16,633,743)	9,105,198	6,075,583	(1,178,807)	19,213,153

Net increase (decrease) in net assets	627,904,189	49,267,483	77,593,339	109,549,961	(24,035,608)	(3,891,814)	11,934,424	9,909,906	33,863,404	99,597,341

Net assets beginning of period	1,322,819,085	263,257,829	199,952,299	715,933,527	738,739,472	206,247,683	54,018,976	28,846,795	244,930,462	501,983,815

Net assets end of period	$1,950,723,274	$312,525,312	$277,545,638	$825,483,488	$714,703,864	$202,355,869	$65,953,400	$38,756,701	$278,793,866	$601,581,156

1 Contract unit transactions
Units Outstanding at December 31, 2011	129,611,697	23,695,580	9,357,399	35,865,916	64,677,817	11,307,912	4,232,576	2,639,385	29,258,892	33,587,354

Units Issued	52,252,944	5,659,295	5,743,695	22,287,078	972,772	3,058,639	2,020,736	1,278,265	4,486,416	8,877,756
Units Redeemed	(16,469,402)	(5,021,053)	(3,914,961)	(17,929,544)	(13,733,396)	(3,975,263)	(1,386,390)	(781,606)	(4,622,712)	(7,863,586)
Units Outstanding at December 31, 2012	165,395,239	24,333,822	11,186,133	40,223,450	51,917,193	10,391,288	4,866,922	3,136,044	29,122,596	34,601,524

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow 10 Portfolio	JNL/MCM Dow Dividend Portfolio	JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Portfolio(a)	JNL/MCM Emerging Markets Index Portfolio	JNL/MCM European 30 Portfolio	JNL/MCM Financial Sector Portfolio	JNL/MCM Global 15 Portfolio
Operations
Net investment income (loss)	$3,318,198	$706,015	$(1,780,634)	$(7,473,817)	$4,759,718	$(31,676)	$(1,714,418)	$547,261	$(1,179,406)	$(6,509,391)
Net realized gain (loss) on investments	13,392,056	4,552,653	17,445,607	38,161,306	(2,537,851)	(79,714)	(2,947,275)	(746,778)	5,809,098	12,805,493
Net change in unrealized appreciation (depreciation) on investments	(4,471,426)	5,917,884	11,539,986	11,993,986	28,250,396	209,221	14,275,419	1,777,461	32,735,537	72,235,524
Net increase (decrease) in net assets from operations	12,238,828	11,176,552	27,204,959	42,681,475	30,472,263	97,831	9,613,726	1,577,944	37,365,229	78,531,626

Contract transactions 1
Purchase payments (Note 4)	84,710,549	14,782,533	43,334,068	55,314,928	61,943,649	3,674,462	81,239,457	5,434,488	34,709,750	15,881,069
Surrenders and terminations	(50,631,159)	(4,833,308)	(9,700,442)	(43,833,812)	(21,382,291)	(16,849)	(5,088,954)	(917,410)	(12,233,865)	(45,420,340)
Transfers between portfolios	(43,295,821)	19,168,797	49,267,401	(78,589,539)	(7,312,145)	3,023,927	120,604,172	2,579,517	7,398,070	(26,251,376)
Net annuitization transactions	(898,359)	(34,756)	(65,399)	(1,600,781)	(344,196)	-	(11,276)	-	(98,964)	(1,307,809)
Policyholder charges (Note 3)	(4,730,543)	(685,313)	(1,506,375)	(3,004,066)	(2,721,397)	(17,157)	(1,081,437)	(260,938)	(1,942,437)	(2,007,597)
Net increase (decrease) in net assets from contract transactions	(14,845,333)	28,397,953	81,329,253	(71,713,270)	30,183,620	6,664,383	195,661,962	6,835,657	27,832,554	(59,106,053)

Net increase (decrease) in net assets	(2,606,505)	39,574,505	108,534,212	(29,031,795)	60,655,883	6,762,214	205,275,688	8,413,601	65,197,783	19,425,573

Net assets beginning of period	597,159,838	53,185,018	107,188,662	491,868,277	296,677,537	-	3,374,671	19,792,732	151,290,663	400,432,543

Net assets end of period	$594,553,333	$92,759,523	$215,722,874	$462,836,482	$357,333,420	$6,762,214	$208,650,359	$28,206,333	$216,488,446	$419,858,116

1 Contract unit transactions
Units Outstanding at December 31, 2011	43,197,120	10,225,094	9,081,999	50,814,404	41,856,854	-	373,656	1,805,556	23,420,826	31,453,060

Units Issued	12,413,508	11,734,325	10,768,265	9,635,642	14,028,122	989,296	25,455,743	1,537,000	15,089,498	3,087,742
Units Redeemed	(13,592,562)	(6,910,908)	(4,803,896)	(16,996,194)	(10,006,437)	(320,304)	(5,876,787)	(937,607)	(11,665,759)	(7,384,542)
Units Outstanding at December 31, 2012	42,018,066	15,048,511	15,046,368	43,453,852	45,878,539	668,992	19,952,612	2,404,949	26,844,565	27,156,260

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/MCM Global Alpha Portfolio	JNL/MCM Healthcare Sector Portfolio	JNL/MCM Index 5 Portfolio	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio	JNL/MCM NYSE International 25 Portfolio	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio
Operations
Net investment income (loss)	$(697,186)	$(2,266,138)	$429,514	$5,771,364	$35,959,868	$4,240,936	$(2,580,848)	$1,641,654	$(4,004,317)	$186,444
Net realized gain (loss) on investments	964,028	18,135,735	20,433,380	(7,738,033)	(68,378,128)	(4,114,178)	13,511,161	(9,258,240)	17,595,946	1,830,150
Net change in unrealized appreciation (depreciation) on investments	(1,865,753)	31,309,250	28,628,814	72,147,737	442,018,342	39,532,257	15,052,524	13,819,668	5,043,137	2,675,707
Net increase (decrease) in net assets from operations	(1,598,911)	47,178,847	49,491,708	70,181,068	409,600,082	39,659,015	25,982,837	6,203,082	18,634,766	4,692,301

Contract transactions 1
Purchase payments (Note 4)	7,250,296	83,233,125	78,673,152	60,594,325	104,364,257	19,956,694	37,392,510	5,362,036	138,065,452	9,351,807
Surrenders and terminations	(2,182,694)	(20,108,266)	(16,369,982)	(35,043,542)	(232,647,225)	(22,574,421)	(11,475,547)	(4,838,584)	(50,154,737)	(1,865,296)
Transfers between portfolios	(7,339,123)	45,126,797	4,809,428	20,645,564	(204,654,737)	(19,075,357)	42,457,271	(989,866)	(52,567,251)	948,821
Net annuitization transactions	(964)	(121,727)	(32,605)	(502,042)	(6,495,351)	(310,858)	(128,049)	(53,926)	(739,116)	(7,283)
Policyholder charges (Note 3)	(491,660)	(3,140,522)	(4,644,892)	(3,387,028)	(18,366,868)	(2,477,010)	(1,744,863)	(524,423)	(8,108,540)	(536,149)
Net increase (decrease) in net assets from contract transactions	(2,764,145)	104,989,407	62,435,101	42,307,277	(357,799,924)	(24,480,952)	66,501,322	(1,044,763)	26,495,808	7,891,900

Net increase (decrease) in net assets	(4,363,056)	152,168,254	111,926,809	112,488,345	51,800,158	15,178,063	92,484,159	5,158,319	45,130,574	12,584,201

Net assets beginning of period	50,621,864	252,885,376	380,323,403	407,504,533	2,666,783,605	325,679,592	147,276,166	66,406,850	796,202,477	41,344,163

Net assets end of period	$46,258,808	$405,053,630	$492,250,212	$519,992,878	$2,718,583,763	$340,857,655	$239,760,325	$71,565,169	$841,333,051	$53,928,364

1 Contract unit transactions
Units Outstanding at December 31, 2011	4,864,593	20,055,622	40,955,602	30,833,422	250,691,885	38,067,524	13,156,362	10,686,471	25,205,201	3,287,635

Units Issued	876,935	13,882,542	10,346,469	8,135,489	11,103,787	3,060,672	10,886,307	4,465,240	7,533,736	1,768,647
Units Redeemed	(1,154,620)	(6,470,188)	(4,097,398)	(5,187,530)	(42,255,649)	(5,763,135)	(5,908,649)	(4,670,347)	(6,916,832)	(1,172,325)
Units Outstanding at December 31, 2012	4,586,908	27,467,976	47,204,673	33,781,381	219,540,023	35,365,061	18,134,020	10,481,364	25,822,105	3,883,957

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/MCM S&P 10 Portfolio	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio
Operations
Net investment income (loss)	$(4,211,319)	$(663,537)	$(2,621,362)	$2,299,546	$(1,218,106)	$(3,516,682)	$1,221,177	$(5,154,808)	$(5,887,620)	$966,483
Net realized gain (loss) on investments	(4,370,527)	8,254,424	30,539,674	56,360,296	16,887,540	(10,190,457)	32,690,234	39,171,689	(21,216,073)	(8,565,692)
Net change in unrealized appreciation (depreciation) on investments	44,629,571	(2,141,843)	46,675,932	69,884,206	3,275,867	45,510,630	27,382,455	(12,390,947)	54,119,842	31,575,588
Net increase (decrease) in net assets from operations	36,047,725	5,449,044	74,594,244	128,544,048	18,945,301	31,803,491	61,293,866	21,625,934	27,016,149	23,976,379

Contract transactions 1
Purchase payments (Note 4)	19,426,302	6,372,112	92,875,647	235,404,695	23,001,448	15,163,113	71,026,691	79,537,932	17,360,423	8,230,349
Surrenders and terminations	(31,350,943)	(3,037,128)	(41,502,663)	(75,785,649)	(9,991,692)	(28,095,702)	(38,405,663)	(21,811,331)	(30,954,280)	(22,576,607)
Transfers between portfolios	36,972,732	1,198,679	22,037,406	115,612,752	(7,697,667)	(5,090,551)	58,805,715	4,624,642	(18,241,442)	(21,347,107)
Net annuitization transactions	(978,801)	(110,566)	(687,728)	(1,663,561)	(112,212)	(853,136)	(705,501)	(90,743)	(1,006,733)	(400,508)
Policyholder charges (Note 3)	(1,166,661)	(533,871)	(4,238,807)	(8,875,753)	(1,441,149)	(1,198,835)	(3,452,398)	(3,913,074)	(2,410,440)	(1,506,546)
Net increase (decrease) in net assets from contract transactions	22,902,629	3,889,226	68,483,855	264,692,484	3,758,728	(20,075,111)	87,268,844	58,347,426	(35,252,472)	(37,600,419)

Net increase (decrease) in net assets	58,950,354	9,338,270	143,078,099	393,236,532	22,704,029	11,728,380	148,562,710	79,973,360	(8,236,323)	(13,624,040)

Net assets beginning of period	205,873,814	53,978,700	463,970,392	892,032,456	158,327,332	239,194,860	411,164,252	313,873,224	366,235,557	244,473,860

Net assets end of period	$264,824,168	$63,316,970	$607,048,491	$1,285,268,988	$181,031,361	$250,923,240	$559,726,962	$393,846,584	$357,999,234	$230,849,820

1 Contract unit transactions
Units Outstanding at December 31, 2011	27,136,745	5,443,686	28,873,542	81,632,307	15,191,152	18,646,238	29,011,148	46,393,976	38,659,511	22,971,539

Units Issued	12,999,652	2,771,761	10,334,311	45,563,165	6,148,071	3,700,333	14,444,265	25,297,747	3,989,628	1,760,016
Units Redeemed	(10,534,069)	(2,413,292)	(6,553,529)	(23,481,312)	(5,856,636)	(5,271,137)	(8,843,817)	(18,653,864)	(7,556,784)	(5,134,908)
Units Outstanding at December 31, 2012	29,602,328	5,802,155	32,654,324	103,714,160	15,482,587	17,075,434	34,611,596	53,037,859	35,092,355	19,596,647

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/Morgan Stanley Mid Cap Growth Portfolio(a)	JNL/ Neuberger Berman Strategic Income Portfolio(a)	JNL/ Oppenheimer Global Growth Portfolio	JNL/PIMCO Real Return Portfolio	JNL/PIMCO Total Return Bond Portfolio	JNL/PPM America Floating Rate Income Portfolio	JNL/ PPM America HighYield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio	JNL/ PPM America Small Cap Value Portfolio	JNL/ PPM America Value Equity Portfolio
Operations
Net investment income (loss)	$(20,256)	$(363,102)	$(1,510,209)	$9,386,603	$22,623,432	$3,302,114	$52,940,396	$(1,600,779)	$(548,745)	$(246,789)
Net realized gain (loss) on investments	(52,847)	227,813	1,550,320	155,512,986	113,679,924	4,563,477	29,445,975	9,923,144	1,554,627	3,464,475
Net change in unrealized appreciation (depreciation) on investments	294,487	1,788,045	56,317,458	(51,845,655)	75,240,129	2,894,616	70,701,814	4,988,769	11,846,610	10,764,454
Net increase (decrease) in net assets from operations	221,384	1,652,756	56,357,569	113,053,934	211,543,485	10,760,207	153,088,185	13,311,134	12,852,492	13,982,140

Contract transactions 1
Purchase payments (Note 4)	7,998,004	31,629,731	53,853,574	440,827,240	795,617,961	95,754,370	241,039,412	22,924,538	16,592,953	11,146,377
Surrenders and terminations	(95,610)	(1,508,316)	(19,279,153)	(118,304,214)	(260,098,281)	(13,059,601)	(73,911,456)	(7,072,995)	(4,827,585)	(9,428,105)
Transfers between portfolios	3,421,848	35,188,702	3,513,509	230,540,471	559,577,226	57,601,098	182,301,271	(282,050)	5,251,458	431,849
Net annuitization transactions	-	(48,649)	(290,377)	(1,270,864)	(3,741,353)	(61,746)	(1,138,784)	(114,177)	(66,927)	(242,544)
Policyholder charges (Note 3)	(37,933)	(233,088)	(2,992,838)	(16,006,227)	(32,761,812)	(1,832,148)	(9,411,352)	(1,264,276)	(938,335)	(729,653)
Net increase (decrease) in net assets from contract transactions	11,286,309	65,028,380	34,804,715	535,786,406	1,058,593,741	138,401,973	338,879,091	14,191,040	16,011,564	1,177,924

Net increase (decrease) in net assets	11,507,693	66,681,136	91,162,284	648,840,340	1,270,137,226	149,162,180	491,967,276	27,502,174	28,864,056	15,160,064

Net assets beginning of period	-	-	284,665,622	1,526,238,655	2,980,926,848	129,210,316	870,828,267	87,885,858	65,195,273	97,153,573

Net assets end of period	$11,507,693	$66,681,136	$375,827,906	$2,175,078,995	$4,251,064,074	$278,372,496	$1,362,795,543	$115,388,032	$94,059,329	$112,313,637

1 Contract unit transactions
Units Outstanding at December 31, 2011	-	-	22,759,643	109,600,037	161,303,994	13,037,911	55,801,756	9,254,818	6,963,988	6,103,849

Units Issued	1,499,668	7,304,508	6,556,788	58,498,943	83,069,793	26,772,542	45,849,009	11,210,728	8,734,231	2,660,189
Units Redeemed	(287,216)	(911,899)	(4,024,596)	(21,961,066)	(28,621,309)	(13,372,554)	(26,059,474)	(9,878,279)	(7,185,776)	(2,599,905)
Units Outstanding at December 31, 2012	1,212,452	6,392,609	25,291,835	146,137,914	215,752,478	26,437,899	75,591,291	10,587,267	8,512,443	6,164,133

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/ Red Rocks Listed Private Equity Portfolio	JNL/S&P 4 Portfolio	JNL/S&P Competitive Advantage Portfolio	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio	JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio
Operations
Net investment income (loss)	$(5,013,650)	$3,738,117	$(2,175,759)	$849,335	$(1,564,028)	$(4,915,908)	$14,582,278	$(5,971,084)	$8,265,216	$1,604,870
Net realized gain (loss) on investments	(3,481,035)	90,623,884	15,356,589	60,546,302	8,365,536	15,450,779	38,297,989	123,513,904	103,008,571	177,121,864
Net change in unrealized appreciation (depreciation) on investments	90,491,521	47,326,942	15,049,155	5,824,561	17,175,075	101,436,168	41,052,771	211,567,112	87,551,868	247,589,613
Net increase (decrease) in net assets from operations	81,996,836	141,688,943	28,229,985	67,220,198	23,976,583	111,971,039	93,933,038	329,109,932	198,825,655	426,316,347

Contract transactions 1
Purchase payments (Note 4)	12,923,756	189,519,903	62,602,441	207,771,542	46,614,702	199,991,556	328,863,049	542,085,605	582,367,871	908,123,000
Surrenders and terminations	(14,297,104)	(53,975,944)	(14,452,577)	(35,168,198)	(13,413,629)	(49,654,320)	(104,823,488)	(130,781,386)	(143,026,976)	(202,578,702)
Transfers between portfolios	(39,079,102)	(5,311,629)	65,945,130	61,046,842	(21,919,743)	(14,604,156)	197,225,981	29,824,526	116,517,180	125,037,444
Net annuitization transactions	(103,450)	(380,479)	(138,673)	(231,459)	(153,669)	(588,899)	(1,390,264)	(2,577,867)	(1,837,790)	(3,017,810)
Policyholder charges (Note 3)	(3,566,602)	(10,443,667)	(2,092,090)	(6,976,189)	(2,152,546)	(7,976,549)	(13,261,910)	(25,885,934)	(23,644,948)	(39,617,010)
Net increase (decrease) in net assets from contract transactions	(44,122,502)	119,408,184	111,864,231	226,442,538	8,975,115	127,167,632	406,613,368	412,664,944	530,375,337	787,946,922

Net increase (decrease) in net assets	37,874,334	261,097,127	140,094,216	293,662,736	32,951,698	239,138,671	500,546,406	741,774,876	729,200,992	1,214,263,269

Net assets beginning of period	308,656,825	956,114,424	153,398,260	529,068,741	197,439,929	748,866,350	1,187,613,643	2,273,055,809	1,942,414,122	3,240,548,028

Net assets end of period	$346,531,159	$1,217,211,551	$293,492,476	$822,731,477	$230,391,627	$988,005,021	$1,688,160,049	$3,014,830,685	$2,671,615,114	$4,454,811,297

1 Contract unit transactions
Units Outstanding at December 31, 2011	37,523,580	87,824,159	12,986,732	47,428,906	17,292,909	54,284,777	98,524,848	158,754,245	157,317,544	222,293,166

Units Issued	1,895,895	26,537,287	15,197,136	32,548,886	9,429,857	17,553,019	50,520,615	44,436,651	58,771,316	72,072,587
Units Redeemed	(6,625,761)	(16,742,610)	(6,529,560)	(13,605,213)	(8,774,173)	(9,119,282)	(18,350,489)	(18,201,173)	(18,248,555)	(22,166,404)
Units Outstanding at December 31, 2012	32,793,714	97,618,836	21,654,308	66,372,579	17,948,593	62,718,514	130,694,974	184,989,723	197,840,305	272,199,349

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio	JNL/UBS Large Cap Select Growth Portfolio	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio
Operations
Net investment income (loss)	$(625,893)	$(17,929,818)	$(17,785,310)	$(2,890,733)	$(1,091,691)	$(5,969,524)	$(3,003,591)	$(16,673,987)	$3,146,320
Net realized gain (loss)on investments	3,864,313	50,798,582	84,042,231	1,825,977	14,362,296	52,293,131	51,200,000	3,531	27,006,035
Net change in unrealized appreciation (depreciation) on investments	13,093,396	123,329,406	76,025,678	5,142,715	65,775,963	(9,296,256)	109,316,668	-	23,358,376
Net increase (decrease) in net assets from operations	16,331,816	156,198,170	142,282,599	4,077,959	79,046,568	37,027,351	157,513,077	(16,670,456)	53,510,731

Contract transactions 1
Purchase payments (Note 4)	18,982,152	239,673,335	254,322,874	123,474,103	83,086,675	41,410,260	479,630,911	704,841,882	55,715,106
Surrenders and terminations	(7,225,102)	(76,703,371)	(73,706,991)	(44,508,750)	(38,428,099)	(21,860,054)	(108,371,222)	(193,628,257)	(24,454,750)
Transfers between portfolios	5,700,220	115,394,576	(13,941,465)	75,690,932	19,427,672	(32,374,212)	78,337,294	(297,498,998)	(12,692,875)
Net annuitization transactions	(87,012)	(983,030)	(1,021,945)	(417,686)	(708,562)	(452,706)	(1,940,433)	(1,537,593)	(331,428)
Policyholder charges (Note 3)	(825,784)	(9,887,382)	(12,419,497)	(4,702,577)	(3,922,328)	(4,019,708)	(20,697,239)	(11,192,003)	(3,381,594)
Net increase (decrease) in net assets from contract transactions	16,544,474	267,494,128	153,232,976	149,536,022	59,455,358	(17,296,420)	426,959,311	200,985,031	14,854,459

Net increase (decrease) in net assets	32,876,290	423,692,298	295,515,575	153,613,981	138,501,926	19,730,931	584,472,388	184,314,575	68,365,190

Net assets beginning of period	80,014,712	901,594,022	1,176,490,950	493,476,706	431,971,301	424,723,680	1,709,810,948	1,010,792,969	362,133,240

Net assets end of period	$112,891,002	$1,325,286,320	$1,472,006,525	$647,090,687	$570,473,227	$444,454,611	$2,294,283,336	$1,195,107,544	$430,498,430

1 Contract unit transactions
Units Outstanding at December 31, 2011	8,850,829	31,868,359	25,681,421	47,267,776	30,832,016	17,110,625	59,618,057	82,014,961	18,923,330

Units Issued	6,668,313	15,094,042	7,314,988	28,843,930	11,436,545	2,457,886	20,823,640	96,305,793	4,792,814
Units Redeemed	(5,104,320)	(7,239,709)	(4,469,684)	(14,810,274)	(7,729,334)	(3,189,953)	(6,837,849)	(80,414,075)	(4,113,014)
Units Outstanding at December 31, 2012	10,414,822	39,722,692	28,526,725	61,301,432	34,539,227	16,378,558	73,603,848	97,906,679	19,603,130

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL Disciplined Growth Portfolio	JNL Disciplined Moderate Portfolio	JNL Disciplined Moderate Growth Portfolio	JNL Institutional Alt 20 Portfolio	JNL Institutional Alt 35 Portfolio	JNL Institutional Alt 50 Portfolio	JNL Institutional Alt 65 Portfolio	JNL/American Funds Blue Chip Income and Growth Portfolio	JNL/ American Funds Global Bond Portfolio	JNL/ American Funds Global Small Capitalization Portfolio
Operations
Net investment income (loss)	$(620,034)	$(651,421)	$(1,500,562)	$(3,273,110)	$(6,830,611)	$(9,087,800)	$(7,403,565)	$(2,132,721)	$(1,111,580)	$(1,191,877)
Net realized gain (loss) on investments	3,572,468	5,386,294	6,125,351	8,839,850	14,563,095	20,534,899	16,099,540	504,903	2,445,777	(96,008)
Net change in unrealized appreciation (depreciation) on investments	(11,794,460)	(9,394,309)	(17,535,212)	(41,964,351)	(82,671,160)	(116,292,737)	(91,624,919)	(7,738,861)	571,000	(25,548,658)
Net increase (decrease) in net assets from operations	(8,842,026)	(4,659,436)	(12,910,423)	(36,397,611)	(74,938,676)	(104,845,638)	(82,928,944)	(9,366,679)	1,905,197	(26,836,543)

Contract transactions 1
Purchase payments (Note 4)	59,296,889	112,373,938	147,223,826	292,273,273	498,116,382	700,054,602	322,886,987	206,652,463	128,704,968	71,703,643
Surrenders and terminations	(5,489,782)	(18,019,897)	(17,265,925)	(23,419,243)	(31,718,489)	(43,179,291)	(29,827,829)	(8,766,715)	(9,760,057)	(3,871,959)
Transfers between portfolios	(3,323,022)	18,456,006	10,194,085	55,844,885	103,306,241	176,445,206	55,772,290	54,651,900	104,632,751	6,979,688
Net annuitization transactions	-	(148,034)	(4,064)	(57,937)	(140,189)	(165,712)	(12,540)	-	(38,917)	(9,323)
Policyholder charges (Note 3)	(1,457,889)	(3,549,089)	(4,234,444)	(8,291,235)	(12,008,235)	(14,472,429)	(9,335,527)	(2,802,789)	(1,971,391)	(1,053,589)
Net increase (decrease) in net assets from contract transactions	49,026,196	109,112,924	135,913,478	316,349,743	557,555,710	818,682,376	339,483,381	249,734,859	221,567,354	73,748,460

Net increase (decrease) in net assets	40,184,170	104,453,488	123,003,055	279,952,132	482,617,034	713,836,738	256,554,437	240,368,180	223,472,551	46,911,917

Net assets beginning of period	128,515,931	322,588,300	350,989,460	591,939,573	866,695,998	1,045,301,753	686,358,529	139,612,327	99,514,336	74,487,499

Net assets end of period	$168,700,101	$427,041,788	$473,992,515	$871,891,705	$1,349,313,032	$1,759,138,491	$942,912,966	$379,980,507	$322,986,887	$121,399,416

1 Contract unit transactions	14,918,939	33,094,425	38,463,113	42,185,248	58,740,930	68,822,452	43,557,555	13,567,703	9,619,088	6,747,710
Units Outstanding at December 31, 2010

Units Issued	9,853,352	16,201,714	18,769,682	26,413,853	45,090,362	63,280,048	29,485,451	28,102,396	26,926,080	9,442,843
Units Redeemed	(4,282,606)	(5,145,786)	(4,093,581)	(3,916,041)	(7,363,643)	(8,814,037)	(8,811,696)	(3,716,803)	(6,157,764)	(2,337,788)

Units Outstanding at December 31, 2011	20,489,685	44,150,353	53,139,214	64,683,060	96,467,649	123,288,463	64,231,310	37,953,296	30,387,404	13,852,765

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/American Funds Growth-Income Portfolio	JNL/American Funds International Portfolio	JNL/American Funds New World Portfolio	JNL/BlackRock Commodity Securities Portfolio	JNL/BlackRock Global Allocation Portfolio	JNL/Brookfield Global Infrastructure Portfolio(a)	JNL/Capital Guardian Global Balanced Portfolio	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/Capital Guardian U.S. Growth Equity Portfolio	JNL/Eagle Core Equity Portfolio
Operations
Net investment income (loss)	$(2,901,838)	$(1,184,708)	$(1,782,616)	$(7,971,409)	$(2,483,515)	$(399)	$(1,556,455)	$(1,720,303)	$(4,703,856)	$(1,176,763)
Net realized gain (loss) on investments	1,049,178	(613,447)	(1,020,217)	25,601,623	249,619	289	1,396,155	5,719,008	12,763,201	535,049
Net change in unrealized appreciation (depreciation) on investments	(13,642,326)	(30,346,697)	(33,970,481)	(104,708,374)	(12,017,840)	22,169	(23,051,421)	(22,846,681)	(11,885,971)	(3,153,413)
Net increase (decrease) in net assets from operations	(15,494,986)	(32,144,852)	(36,773,314)	(87,078,160)	(14,251,736)	22,059	(23,211,721)	(18,847,976)	(3,826,626)	(3,795,127)

Contract transactions 1
Purchase payments (Note 4)	255,371,468	119,476,488	133,363,620	232,230,476	235,171,864	217,311	65,079,013	40,397,139	75,688,295	41,320,708
Surrenders and terminations	(10,789,540)	(4,679,645)	(5,199,804)	(44,013,459)	(11,060,620)	(583)	(24,060,967)	(17,651,305)	(21,476,967)	(9,141,866)
Transfers between portfolios	39,702,283	21,889,400	44,264,324	17,151,901	115,022,485	742,548	(2,979,390)	(5,438,510)	(17,981,993)	(518,664)
Net annuitization transactions	-	-	-	(56,803)	(11,762)	-	(45,482)	(201,932)	(152,396)	(53,244)
Policyholder charges (Note 3)	(3,152,747)	(1,643,760)	(1,964,168)	(6,589,266)	(2,781,408)	(145)	(2,526,179)	(2,075,210)	(3,203,558)	(871,433)
Net increase (decrease) in net assets from contract transactions	281,131,464	135,042,483	170,463,972	198,722,849	336,340,559	959,131	35,466,995	15,030,182	32,873,381	30,735,501

Net increase (decrease) in net assets	265,636,478	102,897,631	133,690,658	111,644,689	322,088,823	981,190	12,255,274	(3,817,794)	29,046,755	26,940,374

Net assets beginning of period	164,649,468	97,916,654	128,284,498	685,622,577	172,035,996	-	339,312,854	289,989,472	395,676,925	109,852,162

Net assets end of period	$430,285,946	$200,814,285	$261,975,156	$797,267,266	$494,124,819	$981,190	$351,568,128	$286,171,678	$424,723,680	$136,792,536

1 Contract unit transactions
Units Outstanding at December 31, 2010	15,914,490	9,113,437	11,407,446	61,152,359	16,678,369	-	29,149,270	11,595,019	15,939,333	6,677,327

Units Issued	31,541,305	14,785,933	19,234,983	31,680,096	41,004,310	94,854	6,108,826	2,144,986	3,934,098	4,111,732
Units Redeemed	(4,261,256)	(1,749,669)	(3,055,408)	(14,993,053)	(7,119,630)	(71)	(3,134,242)	(1,628,999)	(2,762,806)	(2,347,067)

Units Outstanding at December 31, 2011	43,194,539	22,149,701	27,587,021	77,839,402	50,563,049	94,783	32,123,854	12,111,006	17,110,625	8,441,992

(a) Commencement of operations December 12, 2011.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/Eagle SmallCap Equity Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio(a)	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton International Small Cap Growth Portfolio	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio
Operations
Net investment income (loss)	$(8,683,707)	$(1,116,013)	$(796,629)	$(1,417)	$20,732,084	$(21,107)	$3,085,126	$(3,167,754)	$2,879,757	$11,469,247
Net realized gain (loss) on investments	62,913,195	4,483,644	1,063,103	30	11,492,218	5,435,099	3,293,661	9,212,655	26,577,548	20,451,772
Net change in unrealized appreciation (depreciation) on investments	(82,870,232)	(35,103,309)	(13,647,319)	6,268	(27,336,572)	(32,633,737)	(14,641,324)	(21,295,070)	(7,471,550)	(58,162,357)
Net increase (decrease) in net assets from operations	(28,640,744)	(31,735,678)	(13,380,845)	4,881	4,887,730	(27,219,745)	(8,262,537)	(15,250,169)	21,985,755	(26,241,338)

Contract transactions 1
Purchase payments (Note 4)	181,873,285	164,815,206	43,121,414	918,770	192,664,107	42,418,478	87,664,762	70,525,071	108,550,423	87,373,019
Surrenders and terminations	(33,481,900)	(62,602,000)	(7,465,304)	(4,576)	(48,348,521)	(6,777,575)	(12,830,254)	(14,497,788)	(44,364,000)	(19,480,881)
Transfers between portfolios	94,282,353	(39,986,241)	8,204,756	2,290,999	39,263,754	5,004,431	4,397,343	(13,236,806)	22,770,743	(76,421,905)
Net annuitization transactions	(102,319)	(117,859)	(44,807)	-	(320,974)	(1,384)	(43,527)	(35,380)	(271,540)	(67,897)
Policyholder charges (Note 3)	(4,116,309)	(7,807,821)	(1,229,727)	(993)	(5,738,125)	(1,369,836)	(2,460,785)	(1,925,429)	(3,412,094)	(3,181,414)

Net increase (decrease) in net assets from contract transactions	238,455,110	54,301,285	42,586,332	3,204,200	177,520,241	39,274,114	76,727,539	40,829,668	83,273,532	(11,779,078)

Net increase (decrease) in net assets	209,814,366	22,565,607	29,205,487	3,209,081	182,407,971	12,054,369	68,465,002	25,579,499	105,259,287	(38,020,416)

Net assets beginning of period	414,823,887	980,170,292	120,991,401	-	647,703,471	147,476,721	242,091,585	235,996,231	471,544,213	363,804,676

Net assets end of period	$624,638,253	$1,002,735,899	$150,196,888	$3,209,081	$830,111,442	$159,531,090	$310,556,587	$261,575,730	$576,803,500	$325,784,260

1 Contract unit transactions
Units Outstanding at December 31, 2010	15,142,152	112,772,596	15,358,004	-	59,310,951	18,483,528	29,259,274	18,697,509	21,206,321	27,288,795

Units Issued	14,799,126	18,631,633	8,470,710	319,791	25,425,010	11,169,520	13,357,633	10,394,296	9,284,291	10,819,514
Units Redeemed	(6,324,288)	(12,707,594)	(3,242,762)	(555)	(9,534,053)	(5,950,202)	(4,293,413)	(7,491,534)	(5,830,715)	(12,100,693)

Units Outstanding at December 31, 2011	23,616,990	118,696,635	20,585,952	319,236	75,201,908	23,702,846	38,323,494	21,600,271	24,659,897	26,007,616

(a) Commencement of operations December 12, 2011.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio	JNL/Ivy Asset Strategy Portfolio	JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio
Operations
Net investment income (loss)	$(2,528,602)	$(1,433,739)	$4,919,714	$(2,401,908)	$(4,383,489)	$(2,873,049)	$(16,380,898)	$3,535,819	$(3,133,400)	$6,866,159
Net realized gain (loss) on investments	15,069,845	2,439,616	369,017	2,949,454	10,537,363	8,894,339	6,815,912	(15,001,637)	8,229,209	13,283,320
Net change in unrealized appreciation (depreciation) on investments	(38,018,459)	(13,894,641)	(42,497,046)	(26,745,659)	(34,207,428)	(19,998,073)	(132,792,229)	(35,245,478)	(27,720,347)	18,928,528
Net increase (decrease) in net assets from operations	(25,477,216)	(12,888,764)	(37,208,315)	(26,198,113)	(28,053,554)	(13,976,783)	(142,357,215)	(46,711,296)	(22,624,538)	39,078,007

Contract transactions 1
Purchase payments (Note 4)	84,038,079	12,024,020	115,661,081	65,505,057	65,482,978	46,228,148	504,252,800	55,996,572	53,941,474	108,991,707
Surrenders and terminations	(17,031,015)	(5,179,587)	(21,516,642)	(18,906,442)	(23,942,706)	(11,668,057)	(47,471,787)	(20,373,270)	(13,802,447)	(51,236,614)
Transfers between portfolios	7,246,613	(9,782,514)	(406,797)	(7,751,435)	24,004,877	8,035,180	176,228,341	(26,004,398)	12,410,102	131,731,946
Net annuitization transactions	(40,856)	-	(15,721)	(69,798)	(11,911)	(7,586)	(122,280)	(5,203)	(171,480)	(155,009)
Policyholder charges (Note 3)	(2,189,599)	(875,885)	(3,142,171)	(2,086,506)	(2,111,055)	(1,357,380)	(11,338,754)	(1,869,877)	(1,340,870)	(3,580,157)
Net increase (decrease) in net assets from contract transactions	72,023,222	(3,813,966)	90,579,750	36,690,876	63,422,183	41,230,305	621,548,320	7,743,824	51,036,779	185,751,873

Net increase (decrease) in net assets	46,546,006	(16,702,730)	53,371,435	10,492,763	35,368,629	27,253,522	479,191,105	(38,967,472)	28,412,241	224,829,880

Net assets beginning of period	235,721,988	109,598,052	355,580,547	273,457,922	266,462,232	139,754,356	843,627,980	302,225,301	171,540,058	491,103,647

Net assets end of period	$282,267,994	$92,895,322	$408,951,982	$283,950,685	$301,830,861	$167,007,878	$1,322,819,085	$263,257,829	$199,952,299	$715,933,527

1 Contract unit transactions
Units Outstanding at December 31, 2010	18,038,420	12,702,181	28,707,620	16,716,111	21,671,174	9,143,942	75,383,973	23,387,960	7,588,013	26,521,608

Units Issued	9,980,638	2,343,469	13,839,006	5,787,764	13,253,558	8,240,420	66,465,579	7,259,073	5,474,649	22,205,055
Units Redeemed	(4,582,039)	(2,821,186)	(6,836,121)	(3,676,650)	(8,299,128)	(6,163,939)	(12,237,855)	(6,951,453)	(3,705,263)	(12,860,747)

Units Outstanding at December 31, 2011	23,437,019	12,224,464	35,710,505	18,827,225	26,625,604	11,220,423	129,611,697	23,695,580	9,357,399	35,865,916

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio	JNL/M&G Global Leaders Portfolio	JNL/MCM 10 x 10 Portfolio	JNL/MCM 25 Portfolio	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow 10 Portfolio
Operations
Net investment income (loss)	$(4,877,360)	$(1,791,159)	$(706,291)	$(225,873)	$(51,557)	$4,922,461	$7,441,675	$616,868	$(817,540)	$(6,182,921)
Net realized gain (loss) on investments	29,070,786	3,527,274	1,713,528	1,930,011	4,155,388	26,519,660	15,057,602	1,517,614	5,872,911	14,856,051
Net change in unrealized appreciation (depreciation) on investments	(214,681,740)	(17,024,421)	(9,381,582)	(6,157,657)	(13,212,735)	2,173,778	6,271,641	(5,752,979)	(1,726,478)	51,904,589
Net increase (decrease) in net assets from operations	(190,488,314)	(15,288,306)	(8,374,345)	(4,453,519)	(9,108,904)	33,615,899	28,770,918	(3,618,497)	3,328,893	60,577,719

Contract transactions 1
Purchase payments (Note 4)	192,515,370	44,622,485	16,321,061	8,297,406	46,190,536	63,346,876	74,107,842	13,781,871	21,714,232	38,549,588
Surrenders and terminations	(45,103,065)	(16,608,208)	(2,112,988)	(1,160,290)	(13,283,495)	(43,763,559)	(47,786,680)	(3,737,889)	(4,940,366)	(38,364,381)
Transfers between portfolios	(183,900,198)	(1,794,744)	6,426,662	4,319,906	(5,463,653)	(36,256,687)	12,326,278	(12,205,016)	12,905,194	56,031,463
Net annuitization transactions	(72,607)	98,554	(9,380)	-	-	(106,444)	(166,022)	(12,430)	(4,219)	(116,833)
Policyholder charges (Note 3)	(7,282,346)	(1,177,782)	(453,029)	(266,147)	(2,030,332)	(2,384,190)	(3,497,526)	(411,390)	(579,187)	(1,684,588)
Net increase (decrease) in net assets from contract transactions	(43,842,846)	25,140,305	20,172,326	11,190,875	25,413,056	(19,164,004)	34,983,892	(2,584,854)	29,095,654	54,415,249

Net increase (decrease) in net assets	(234,331,160)	9,851,999	11,797,981	6,737,356	16,304,152	14,451,895	63,754,810	(6,203,351)	32,424,547	114,992,968

Net assets beginning of period	973,070,632	196,395,684	42,220,995	22,109,439	228,626,310	487,531,920	533,405,028	59,388,369	74,764,115	376,875,309

Net assets end of period	$738,739,472	$206,247,683	$54,018,976	$28,846,795	$244,930,462	$501,983,815	$597,159,838	$53,185,018	$107,188,662	$491,868,277

1 Contract unit transactions
Units Outstanding at December 31, 2010	69,140,279	10,055,145	2,869,515	1,761,007	26,355,512	35,166,622	40,776,333	10,912,092	6,641,312	45,319,632

Units Issued	18,507,106	4,732,858	2,625,855	1,495,887	7,169,730	8,061,097	11,537,754	5,169,551	5,965,073	17,484,156
Units Redeemed	(22,969,568)	(3,480,091)	(1,262,794)	(617,509)	(4,266,350)	(9,640,365)	(9,116,967)	(5,856,549)	(3,524,386)	(11,989,384)

Units Outstanding at December 31, 2011	64,677,817	11,307,912	4,232,576	2,639,385	29,258,892	33,587,354	43,197,120	10,225,094	9,081,999	50,814,404

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/MCM Dow Dividend Portfolio	JNL/MCM Emerging Markets Index Portfolio(a)	JNL/MCM European 30 Portfolio	JNL/MCM Financial Sector Portfolio	JNL/MCM Global 15 Portfolio	JNL/MCM Global Alpha Portfolio	JNL/MCM Healthcare Sector Portfolio	JNL/MCM Index 5 Portfolio	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio
Operations
Net investment income (loss)	$3,973,443	$(1,166)	$90,776	$(1,330,931)	$(7,492,783)	$(396,123)	$(1,388,143)	$(1,596,042)	$4,759,257	$44,562,604
Net realized gain (loss) on investments	(11,680,581)	21	1,203,074	223,188	9,648,569	1,366,758	2,980,516	8,517,815	(3,967,210)	(125,700,271)
Net change in unrealized appreciation (depreciation) on investments	19,155,724	17,296	(3,887,517)	(23,832,451)	(46,590,424)	(399,766)	9,701,112	(22,384,803)	(65,558,379)	(25,127,135)
Net increase (decrease) in net assets from operations	11,448,586	16,151	(2,593,667)	(24,940,194)	(44,434,638)	570,869	11,293,485	(15,463,030)	(64,766,332)	(106,264,802)

Contract transactions 1
Purchase payments (Note 4)	48,412,913	866,994	6,112,173	33,711,861	22,374,008	15,366,721	46,451,207	102,234,262	64,230,067	136,755,669
Surrenders and terminations	(17,207,551)	(762)	(979,443)	(10,910,968)	(48,570,905)	(2,000,914)	(13,999,131)	(12,963,812)	(37,847,601)	(210,027,971)
Transfers between portfolios	1,988,274	2,492,920	577,003	(18,143,541)	(49,949,160)	(1,477,818)	51,550,663	7,631,535	(25,311,931)	(288,984,257)
Net annuitization transactions	(32,378)	-	-	2,767	(158,687)	-	(8,619)	(211,899)	(88,537)	(393,586)
Policyholder charges (Note 3)	(1,696,413)	(632)	(210,459)	(1,263,240)	(1,779,074)	(443,130)	(1,587,983)	(3,275,427)	(2,664,572)	(14,783,125)
Net increase (decrease) in net assets from contract transactions	31,464,845	3,358,520	5,499,274	3,396,879	(78,083,818)	11,444,859	82,406,137	93,414,659	(1,682,574)	(377,433,270)

Net increase (decrease) in net assets	42,913,431	3,374,671	2,905,607	(21,543,315)	(122,518,456)	12,015,728	93,699,622	77,951,629	(66,448,906)	(483,698,072)

Net assets beginning of period	253,764,106	-	16,887,125	172,833,978	522,950,999	38,606,136	159,185,754	302,371,774	473,953,439	3,150,481,677

Net assets end of period	$296,677,537	$3,374,671	$19,792,732	$151,290,663	$400,432,543	$50,621,864	$252,885,376	$380,323,403	$407,504,533	$2,666,783,605

1 Contract unit transactions
Units Outstanding at December 31, 2010	37,320,721	-	1,405,635	22,948,511	37,238,005	3,759,223	13,809,605	31,427,186	31,091,992	285,783,945

Units Issued	11,401,393	373,811	1,958,978	9,476,611	1,791,404	4,343,070	12,561,452	14,332,958	5,727,282	3,175,070
Units Redeemed	(6,865,260)	(155)	(1,559,057)	(9,004,296)	(7,576,349)	(3,237,700)	(6,315,435)	(4,804,542)	(5,985,852)	(38,267,130)

Units Outstanding at December 31, 2011	41,856,854	373,656	1,805,556	23,420,826	31,453,060	4,864,593	20,055,622	40,955,602	30,833,422	250,691,885

(a) Commencement of operations August 29, 2011.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio	JNL/MCM NYSE International 25 Portfolio	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio	JNL/MCM S&P 10 Portfolio	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio
Operations
Net investment income (loss)	$842,998	$(1,348,472)	$363,209	$(6,605,885)	$(1,472)	$(3,949,222)	$(538,836)	$(4,720,825)	$2,379,429	$(1,393,665)
Net realized gain (loss) on investments	(3,579,929)	8,483,162	(5,822,493)	24,526,751	2,415,778	(15,214,404)	2,854,089	45,543,755	37,764,637	17,268,999
Net change in unrealized appreciation (depreciation) on investments	(39,484,234)	(8,655,479)	(21,031,088)	(28,296,063)	(3,767,774)	(25,669,504)	(2,832,652)	(63,720,094)	(42,818,485)	(32,508,098)
Net increase (decrease) in net assets from operations	(42,221,165)	(1,520,789)	(26,490,372)	(10,375,197)	(1,353,468)	(44,833,130)	(517,399)	(22,897,164)	(2,674,419)	(16,632,764)

Contract transactions 1
Purchase payments (Note 4)	31,690,615	25,351,435	11,550,868	189,579,686	11,555,545	8,919,915	10,041,466	90,815,169	165,949,084	30,868,008
Surrenders and terminations	(25,030,074)	(6,713,341)	(5,492,933)	(49,807,167)	(1,395,180)	(28,178,312)	(2,814,639)	(42,839,498)	(69,941,091)	(9,185,198)
Transfers between portfolios	(45,017,994)	17,231,962	(7,979,908)	79,316,497	(2,657,586)	(18,792,963)	2,302,537	(23,899,380)	(6,949,197)	(20,375,830)
Net annuitization transactions	(25,162)	(4,382)	-	(61,852)	(12,835)	(62,409)	(17,581)	(80,773)	(174,826)	(24,411)
Policyholder charges (Note 3)	(2,417,100)	(908,604)	(546,894)	(5,748,708)	(341,093)	(730,161)	(390,610)	(2,932,835)	(5,178,294)	(1,070,506)
Net increase (decrease) in net assets from contract transactions	(40,799,715)	34,957,070	(2,468,867)	213,278,456	7,148,851	(38,843,930)	9,121,173	21,062,683	83,705,676	212,063

Net increase (decrease) in net assets	(83,020,880)	33,436,281	(28,959,239)	202,903,259	5,795,383	(83,677,060)	8,603,774	(1,834,481)	81,031,257	(16,420,701)

Net assets beginning of period	408,700,472	113,839,885	95,366,089	593,299,218	35,548,780	289,550,874	45,374,926	465,804,873	811,001,199	174,748,033

Net assets end of period	$325,679,592	$147,276,166	$66,406,850	$796,202,477	$41,344,163	$205,873,814	$53,978,700	$463,970,392	$892,032,456	$158,327,332

1 Contract unit transactions
Units Outstanding at December 31, 2010	42,418,848	10,220,326	11,519,445	19,158,826	2,735,275	31,892,585	4,730,275	27,995,758	74,195,565	15,265,745

Units Issued	3,287,438	8,027,906	6,294,812	12,424,051	2,095,111	2,838,508	4,151,953	9,407,530	25,697,354	6,624,924
Units Redeemed	(7,638,762)	(5,091,870)	(7,127,786)	(6,377,676)	(1,542,751)	(7,594,348)	(3,438,542)	(8,529,746)	(18,260,612)	(6,699,517)

Units Outstanding at December 31, 2011	38,067,524	13,156,362	10,686,471	25,205,201	3,287,635	27,136,745	5,443,686	28,873,542	81,632,307	15,191,152

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio	JNL/ Oppenheimer Global Growth Portfolio	JNL/PAM Asia ex-Japan Portfolio	JNL/PAM China-India Portfolio	JNL/PIMCO Real Return Portfolio	JNL/PIMCO Total Return Bond Portfolio
Operations
Net investment income (loss)	$(1,549,818)	$(3,537,680)	$(4,276,937)	$(7,745,507)	$(787,452)	$(2,609,866)	$(1,417,274)	$(3,915,795)	$(7,043,857)	$43,471,540
Net realized gain (loss) on investments	(23,580,986)	37,328,766	25,388,467	(14,998,903)	(11,812,723)	221,224	13,527,632	22,834,719	87,587,147	13,871,538
Net change in unrealized appreciation (depreciation) on investments	25,106,161	(61,192,565)	(30,635,866)	(96,327,138)	(1,275,734)	(29,553,222)	(42,633,423)	(125,975,949)	26,056,046	21,250,622
Net increase (decrease) in net assets from operations	(24,643)	(27,401,479)	(9,524,336)	(119,071,548)	(13,875,909)	(31,941,864)	(30,523,065)	(107,057,025)	106,599,336	78,593,700

Contract transactions 1
Purchase payments (Note 4)	13,287,140	65,376,371	69,862,848	30,374,975	20,433,453	75,519,032	31,931,872	89,233,069	302,559,262	655,491,829
Surrenders and terminations	(27,316,232)	(40,148,329)	(17,934,994)	(35,341,011)	(20,134,391)	(20,509,624)	(6,509,708)	(15,003,138)	(81,875,417)	(212,433,565)
Transfers between portfolios	(24,678,838)	(28,783,524)	1,157,481	(54,877,555)	(25,740,706)	16,210,842	(34,400,895)	(54,434,523)	235,756,061	(19,850,083)
Net annuitization transactions	(27,383)	35,962	(24,090)	(75,475)	(165,365)	16,101	(6,872)	(26,601)	(287,649)	(1,108,597)
Policyholder charges (Note 3)	(968,345)	(2,425,551)	(2,415,334)	(2,251,437)	(1,295,398)	(1,958,156)	(934,467)	(2,885,794)	(9,092,673)	(19,871,034)
Net increase (decrease) in net assets from contract transactions	(39,703,658)	(5,945,071)	50,645,911	(62,170,503)	(26,902,407)	69,278,195	(9,920,070)	16,883,013	447,059,584	402,228,550

Net increase (decrease) in net assets	(39,728,301)	(33,346,550)	41,121,575	(181,242,051)	(40,778,316)	37,336,331	(40,443,135)	(90,174,012)	553,658,920	480,822,250

Net assets beginning of period	278,923,161	444,510,802	272,751,649	547,477,608	285,252,176	247,329,291	141,097,648	362,907,810	972,579,735	2,500,104,598

Net assets end of period	$239,194,860	$411,164,252	$313,873,224	$366,235,557	$244,473,860	$284,665,622	$100,654,513	$272,733,798	$1,526,238,655	$2,980,926,848

1 Contract unit transactions
Units Outstanding at December 31, 2010	21,759,412	29,614,502	39,671,083	43,841,066	25,456,148	17,907,134	14,943,811	42,195,812	76,830,940	140,075,503

Units Issued	1,250,825	7,673,168	25,023,260	5,357,433	1,192,686	8,604,221	5,959,792	16,879,852	51,060,045	56,260,368
Units Redeemed	(4,363,999)	(8,276,522)	(18,300,367)	(10,538,988)	(3,677,295)	(3,751,712)	(7,171,311)	(14,444,088)	(18,290,948)	(35,031,877)

Units Outstanding at December 31, 2011	18,646,238	29,011,148	46,393,976	38,659,511	22,971,539	22,759,643	13,732,292	44,631,576	109,600,037	161,303,994

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/PPM America Floating Rate Income Portfolio	JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio	JNL/ PPM America Small Cap Value Portfolio	JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio	JNL/S&P 4 Portfolio	JNL/S&P Competitive Advantage Portfolio	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio
Operations
Net investment income (loss)	$(892,220)	$43,681,888	$(1,577,307)	$(984,940)	$(444,460)	$26,494,984	$29,439,421	$(539,565)	$978,915	$(937,930)
Net realized gain (loss) on investments	(979,323)	33,871,368	3,153,009	5,271,938	159,361	19,404,459	47,699,666	15,129,763	17,346,174	14,741,519
Net change in unrealized appreciation (depreciation) on investments	727,670	(53,312,026)	(15,500,672)	(14,059,198)	(9,035,759)	(136,194,950)	(43,842,978)	(5,095,398)	18,982,334	(13,625,913)
Net increase (decrease) in net assets from operations	(1,143,873)	24,241,230	(13,924,970)	(9,772,200)	(9,320,858)	(90,295,507)	33,296,109	9,494,800	37,307,423	177,676

Contract transactions 1
Purchase payments (Note 4)	51,480,667	196,422,794	28,660,712	20,036,725	17,550,344	107,940,017	159,225,954	23,790,774	112,426,130	37,580,008
Surrenders and terminations	(5,971,950)	(67,272,469)	(6,649,069)	(4,808,523)	(10,484,034)	(16,255,729)	(42,886,739)	(5,893,638)	(20,508,488)	(9,173,314)
Transfers between portfolios	85,277,200	1,471,630	(2,618,931)	2,015,586	(6,689,663)	30,733,413	16,246,427	43,242,414	186,335,268	64,475,864
Net annuitization transactions	-	(288,974)	-	-	(178,609)	(56,723)	(59,877)	-	(11,396)	(9,523)
Policyholder charges (Note 3)	(431,728)	(5,355,774)	(857,898)	(598,031)	(542,752)	(3,298,334)	(6,970,856)	(643,726)	(2,676,415)	(1,151,402)
Net increase (decrease) in net assets from contract transactions	130,354,189	124,977,207	18,534,814	16,645,757	(344,714)	119,062,644	125,554,909	60,495,824	275,565,099	91,721,633

Net increase (decrease) in net assets	129,210,316	149,218,437	4,609,844	6,873,557	(9,665,572)	28,767,137	158,851,018	69,990,624	312,872,522	91,899,309

Net assets beginning of period	-	721,609,830	83,276,014	58,321,716	106,819,145	279,889,688	797,263,406	83,407,636	216,196,219	105,540,620

Net assets end of period	$129,210,316	$870,828,267	$87,885,858	$65,195,273	$97,153,573	$308,656,825	$956,114,424	$153,398,260	$529,068,741	$197,439,929

1 Contract unit transactions
Units Outstanding at December 31, 2010	-	47,902,284	8,008,758	5,650,322	6,282,650	27,500,615	76,365,227	7,688,721	21,451,619	9,700,079

Units Issued	19,156,288	38,332,808	8,841,121	6,223,818	2,679,886	21,940,911	24,966,531	8,798,773	33,067,340	14,373,177
Units Redeemed	(6,118,377)	(30,433,336)	(7,595,061)	(4,910,152)	(2,858,687)	(11,917,946)	(13,507,599)	(3,500,762)	(7,090,053)	(6,780,347)

Units Outstanding at December 31, 2011	13,037,911	55,801,756	9,254,818	6,963,988	6,103,849	37,523,580	87,824,159	12,986,732	47,428,906	17,292,909

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio
Operations
Net investment income (loss)	$(6,336,118)	$8,343,327	$(16,955,916)	$7,658,906	$3,621,888	$(253,015)	$(13,238,389)	$(17,290,584)	$(1,173,699)	$(812,390)
Net realized gain (loss) on investments	13,311,715	28,977,287	33,895,764	35,189,474	87,057,923	5,335,154	27,711,857	140,357,614	1,010,047	3,102,219
Net change in unrealized appreciation (depreciation) on investments	(60,089,470)	(23,254,846)	(131,808,284)	(61,564,342)	(189,817,685)	(9,552,230)	(44,647,287)	(171,994,360)	(1,372,538)	(20,409,752)
Net increase (decrease) in net assets from operations	(53,113,873)	14,065,768	(114,868,436)	(18,715,962)	(99,137,874)	(4,470,091)	(30,173,819)	(48,927,330)	(1,536,190)	(18,119,923)

Contract transactions 1
Purchase payments (Note 4)	181,014,647	261,306,590	587,210,611	481,929,674	858,566,779	13,198,146	188,967,000	294,669,353	131,519,506	76,259,026
Surrenders and terminations	(63,500,637)	(80,076,010)	(135,216,420)	(107,125,408)	(178,008,595)	(4,913,991)	(67,040,257)	(73,861,774)	(35,558,654)	(37,232,939)
Transfers between portfolios	(4,033,236)	114,582,102	6,681,345	86,612,076	55,496,133	11,690,978	33,194,251	31,161,350	68,379,469	2,130,420
Net annuitization transactions	(632,819)	(366,486)	(194,042)	(459,641)	(360,044)	-	(516,332)	(323,125)	(279,059)	(119,630)
Policyholder charges (Note 3)	(5,425,384)	(7,933,096)	(16,874,356)	(14,671,571)	(25,587,654)	(445,919)	(5,608,419)	(8,020,863)	(3,145,948)	(2,455,119)
Net increase (decrease) in net assets from contract transactions	107,422,571	287,513,100	441,607,138	446,285,130	710,106,619	19,529,214	148,996,243	243,624,941	160,915,314	38,581,758

Net increase (decrease) in net assets	54,308,698	301,578,868	326,738,702	427,569,168	610,968,745	15,059,123	118,822,424	194,697,611	159,379,124	20,461,835

Net assets beginning of period	694,557,652	886,034,775	1,946,317,107	1,514,844,954	2,629,579,283	64,955,589	782,771,598	981,793,339	334,097,582	411,509,466

Net assets end of period	$748,866,350	$1,187,613,643	$2,273,055,809	$1,942,414,122	$3,240,548,028	$80,014,712	$901,594,022	$1,176,490,950	$493,476,706	$431,971,301

1 Contract unit transactions
Units Outstanding at December 31, 2010	47,392,228	74,750,429	130,135,256	122,022,557	176,005,520	6,691,015	27,157,875	21,009,160	31,934,742	28,398,368

Units Issued	17,006,144	36,641,255	44,552,979	46,899,383	64,382,357	4,743,329	9,885,919	9,432,772	29,309,145	8,692,326
Units Redeemed	(10,113,595)	(12,866,836)	(15,933,990)	(11,604,396)	(18,094,711)	(2,583,515)	(5,175,435)	(4,760,511)	(13,976,111)	(6,258,678)

Units Outstanding at December 31, 2011	54,284,777	98,524,848	158,754,245	157,317,544	222,293,166	8,850,829	31,868,359	25,681,421	47,267,776	30,832,016

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/WMC	JNL/WMC	JNL/WMC
	Balanced	Money Market	Value
	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$(4,326,911)	$(13,883,421)	$(1,820,527)
Net realized gain (loss) on investments	18,280,982	8,225	7,716,798
Net change in unrealized appreciation (depreciation) on investments	8,658,030	-	(19,747,706)
Net increase (decrease) in net assets from operations	22,612,101	(13,875,196)	(13,851,435)

Contract transactions 1
Purchase payments (Note 4)	485,297,172	632,439,188	72,595,838
Surrenders and terminations	(88,241,644)	(204,737,209)	(23,254,928)
Transfers between portfolios	74,996,231	(70,805,973)	(24,104,717)
Net annuitization transactions	(411,304)	(750,172)	43,682
Policyholder charges (Note 3)	(12,589,475)	(8,391,858)	(2,372,211)
Net increase (decrease) in net assets from contract transactions	459,050,980	347,753,976	22,907,664

Net increase (decrease) in net assets	481,663,081	333,878,780	9,056,229

Net assets beginning of period	1,228,147,867	676,914,189	353,077,011

Net assets end of period	$1,709,810,948	$1,010,792,969	$362,133,240

1 Contract unit transactions
Units Outstanding at December 31, 2010	43,833,564	54,427,966	17,860,550

Units Issued	20,581,507	113,883,524	4,958,265
Units Redeemed	(4,797,014)	(86,296,529)	(3,895,485)

Units Outstanding at December 31, 2011	59,618,057	82,014,961	18,923,330

See notes to the financial statements.

Jackson National Separate Account I
Notes to Financial Statements

Note 1 – Organization

Jackson National Life Insurance Company (“Jackson”) established Jackson National Separate Account I (the “Separate Account”) on June 14, 1993. The Separate Account commenced operations on October 16, 1995, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions for the contract holder, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contains one hundred thirty-nine (139) sub-accounts (“Portfolios”) as of December 31, 2012. These Portfolios each invest in the following mutual funds (collectively, the “Funds”):

Curian Variable Series Trust
Curian Dynamic Risk Advantage – Aggressive Fund	Curian Guidance – Moderate Growth Fund(1)	Curian/FAMCO Flex Core Covered Call Fund
Curian Dynamic Risk Advantage – Diversified Fund	Curian Guidance – Rising Income Fund(1)	Curian/Franklin Templeton Frontier Markets Fund
Curian Dynamic Risk Advantage – Income Fund	Curian Guidance – Tactical Maximum Growth Fund(1)	Curian/Franklin Templeton Natural Resources Fund
Curian Guidance – Balanced Income Fund(1)	Curian Guidance – Tactical Moderate Growth Fund(1)	Curian/Neuberger Berman Currency Fund
Curian Guidance – Equity 100 Fund(1)	Curian Tactical Advantage 35 Fund	Curian/Nicholas Convertible Arbitrage Fund
Curian Guidance – Fixed Income 100 Fund(1)	Curian Tactical Advantage 60 Fund	Curian/PIMCO Credit Income Fund
Curian Guidance – Institutional Alt 65 Fund(1)	Curian Tactical Advantage 75 Fund	Curian/PineBridge Merger Arbitrage Fund
Curian Guidance – Institutional Alt 100 Fund(1)	Curian/American Funds Growth Fund	Curian/The Boston Company Equity Income Fund
Curian Guidance – Maximize Income Fund(1)	Curian/DFA U.S. Micro Cap Fund	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Curian Guidance – Maximum Growth Fund(1)	Curian/Epoch Global Shareholder Yield Fund	Curian/Van Eck International Gold Fund

JNL Series Trust
JNL Disciplined Growth Fund(1)	JNL/BlackRock Global Allocation Fund	JNL/Goldman Sachs Mid Cap Value Fund
JNL Disciplined Moderate Fund(1)	JNL/Brookfield Global Infrastructure Fund	JNL/Goldman Sachs U.S. Equity Flex Fund
JNL Disciplined Moderate Growth Fund(1)	JNL/Capital Guardian Global Balanced Fund	JNL/Invesco Global Real Estate Fund
JNL Institutional Alt 20 Fund(1)	JNL/Capital Guardian Global Diversified Research Fund	JNL/Invesco International Growth Fund
JNL Institutional Alt 35 Fund(1)	JNL/DFA U.S. Core Equity Fund	JNL/Invesco Large Cap Growth Fund
JNL Institutional Alt 50 Fund(1)	JNL/Eagle SmallCap Equity Fund	JNL/Invesco Small Cap Growth Fund
JNL Institutional Alt 65 Fund(1) (2)	JNL/Eastspring Investments Asia ex-Japan Fund(1)	JNL/Ivy Asset Strategy Fund
JNL/American Funds Balanced Allocation Fund(1)	JNL/Eastspring Investments China-India Fund(1)	JNL/JPMorgan International Value Fund
JNL/American Funds Blue Chip Income and Growth Fund	JNL/Franklin Templeton Founding Strategy Fund(1)	JNL/JPMorgan MidCap Growth Fund
JNL/American Funds Global Bond Fund	JNL/Franklin Templeton Global Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/American Funds Global Small Capitalization Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Lazard Emerging Markets Fund
JNL/American Funds Growth Allocation Fund(1)	JNL/Franklin Templeton Income Fund	JNL/Lazard Mid Cap Equity Fund
JNL/American Funds Growth-Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/M&G Global Basics Fund(1)
JNL/American Funds International Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/M&G Global Leaders Fund(1)
JNL/American Funds New World Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/MCM 10 x 10 Fund(1) (3)
JNL/AQR Managed Futures Strategy Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/MCM Bond Index Fund(3)
JNL/BlackRock Commodity Securities Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Fund(3)

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 1 – Organization (continued)

JNL Series Trust (continued)
JNL/MCM Emerging Markets Index Fund(3)	JNL/PIMCO Total Return Bond Fund	JNL/S&P Managed Growth Fund
JNL/MCM European 30 Fund(3)	JNL/PPM America Floating Rate Income Fund(1)	JNL/S&P Managed Moderate Fund
JNL/MCM Global Alpha Fund(3)	JNL/PPM America High Yield Bond Fund(1)	JNL/S&P Managed Moderate Growth Fund
JNL/MCM Index 5 Fund(1) (3)	JNL/PPM America Mid Cap Value Fund(1)	JNL/S&P Total Yield Fund
JNL/MCM International Index Fund(3)	JNL/PPM America Small Cap Value Fund(1)	JNL/T. Rowe Price Established Growth Fund
JNL/MCM Pacific Rim 30 Fund(3)	JNL/PPM America Value Equity Fund(1)	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/MCM S&P 400 MidCap Index Fund(3)	JNL/Red Rocks Listed Private Equity Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/MCM S&P 500 Index Fund(3)	JNL/S&P 4 Fund(1)	JNL/T. Rowe Price Value Fund
JNL/MCM Small Cap Index Fund(3)	JNL/S&P Competitive Advantage Fund	JNL/UBS Large Cap Select Growth Fund
JNL/Morgan Stanley Mid Cap Growth Fund	JNL/S&P Dividend Income & Growth Fund	JNL/WMC Balanced Fund
JNL/Neuberger Berman Strategic Income Fund	JNL/S&P Intrinsic Value Fund	JNL/WMC Money Market Fund
JNL/Oppenheimer Global Growth Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/WMC Value Fund
JNL/PIMCO Real Return Fund	JNL/S&P Managed Conservative Fund

JNL Variable Fund LLC
JNL/MCM 25 Fund(3)	JNL/MCM Healthcare Sector Fund(3)	JNL/MCM S&P® 24 Fund(3)
JNL/MCM Communications Sector Fund(3)	JNL/MCM JNL 5 Fund(3)	JNL/MCM S&P® SMid 60 Fund(3)
JNL/MCM Consumer Brands Sector Fund(3)	JNL/MCM JNL Optimized 5 Fund(3)	JNL/MCM Select Small-Cap Fund(3)
JNL/MCM Dow SM 10 Fund(3)	JNL/MCM Nasdaq®25 Fund(3)	JNL/MCM Technology Sector Fund(3)
JNL/MCM Dow SM Dividend Fund(3)	JNL/MCM NYSE® International 25 Fund(3)	JNL/MCM Value Line® 30 Fund(3)
JNL/MCM Financial Sector Fund(3)	JNL/MCM Oil & Gas Sector Fund(3)	JNL/MCM VIP Fund(3)
JNL/MCM Global 15 Fund(3)	JNL/MCM S&P®10 Fund(3)

Jackson National Asset Management, LLC serves as investment adviser for the Funds comprising the JNL Series Trust and the JNL Variable Fund LLC, Curian Capital, LLC serves as investment adviser for the Funds comprising the Curian Variable Series Trust, both are wholly-owned subsidiaries of Jackson and receive fees for their services from each Fund.

During the year ended December 31, 2012, the following Funds changed names:

PRIOR FUND NAME	CURRENT FUND NAME	EFFECTIVE DATE
JNL/Capital Guardian U.S. Growth Equity Fund	JNL/UBS Large Cap Select Growth Fund(4)	April 30, 2012
JNL/Eagle Core Equity Fund	JNL/DFA U.S. Core Equity Fund(4)	April 30, 2012
JNL/PAM Asia ex-Japan Fund	JNL/Eastspring Investments Asia ex-Japan Fund(5)	April 30, 2012
JNL/PAM China-India Fund	JNL/Eastspring Investments China-India Fund(5)	April 30, 2012

(1) These Funds are sub-advised by affiliates of Jackson.

(2) JNL Institutional Alt 65 Fund is closed to new investors.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 1 – Organization (continued)

(3) MCM denotes the sub-adviser Mellon Capital Management throughout these financial statements.

(4) These name changes are due to changes in sub-adviser.

(5) These name changes are due to company rebranding.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

The Separate Account’s Portfolios’ investments in the corresponding Funds are stated at the closing net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Portfolios of the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions and dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income or gain to the Portfolios of the Separate Account on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

Topic 820 in the Accounting Standards Codification (ASC 820), “Fair Value Measurements”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolios’ investments in the Funds under ASC 820 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange, or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV. Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets. Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Separate Account’s Portfolios’ own assumptions in determining the fair value of the investments in the respective Funds. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of December 31, 2012, all of the Separate Account’s Portfolios’ investments in each of the corresponding Funds

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 2 – Significant Accounting Policies (continued)

are valued as a practical expedient at their daily reported NAVs. Therefore, all investments in Funds have been categorized as Level 1. The characterization of the underlying securities held by the Funds in accordance with ASC 820 differs from the characterization of the Separate Account’s Portfolios’ investments in the corresponding Funds.

ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards”

In May 2011 FASB released ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards”. ASU 2011-04 further clarifies fair value measurement principles and requires additional disclosures. Effective for interim and annual periods beginning after December 15, 2011, entities will need to disclose the amounts and reasons for any transfers between Level 1 and Level 2 securities; quantitative information relating to significant observable inputs, a narrative description of the valuation process, and a narrative description of the sensitivity of the fair value measurements to changes in unobservable or Level 3 valuation inputs.

For the year ended December 31, 2012, there were no transfers between Level 1 and Level 2 securities.

Note 3 – Policy Charges

Charges are deducted from the Separate Account and remitted to Jackson, to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Policyholder Charges

Contract Maintenance Charge

An annual contract maintenance charge of $35 - $50 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redeeming units. For the years ended December 31, 2012 and 2011, contract maintenance charges were assessed in the amount of $3,018,530 and $2,870,556, respectively.

Transfer Charge

A transfer charge of $25 will apply to transfers made by contract holders between the Portfolios in excess of 15 transfers in a contract year. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Portfolio. For the years ended December 31, 2012 and 2011, transfer charges were assessed in the amount of $29,545 and $21,848, respectively.

Surrender or Contingent Deferred Sales Charge

During the first three to nine contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals. For the years ended December 31, 2012 and 2011, surrender charges were assessed in the amount of $40,792,400 and $37,748,144, respectively.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 3 – Policy Charges (continued)

Optional Benefit Charges

Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.40% - 0.87%, depending on the product, of the Guaranteed Minimum Income Benefit (GMIB) base. The charge will be deducted each calendar quarter from the contract value by redeeming units.

Guaranteed Minimum Accumulation Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 1.00% - 1.02% of the Guaranteed Value (GV). The charge will be deducted each calendar quarter from the contract value by redeeming units.

Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.50% - 3.00%, depending on the product, of the Guaranteed Withdrawal Balance (GWB). The charge will be deducted each calendar quarter from the contract value by redeeming units.

Guaranteed Minimum Death Benefit Charge. If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.60% - 1.80%, depending on product, of the Death Benefit base. The charge will be deducted each contract quarter from the contract value by redeeming units.

Asset-based Charges

Insurance Charges

Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. In designated products, this expense is waived for initial contributions greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and is assessed through the unit value calculation.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% to 1.65% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

Optional Benefit Charges

Earnings Protection Benefit Charge. If this benefit option has been selected, Jackson will make an additional deduction of 0.20% - 0.45%, depending on the product chosen, on an annual basis of the average daily net asset value of the contract owner’s allocations to the Portfolios.

Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of five to nine contract years, Jackson will make an additional deduction based upon the average daily net asset value of the contract owner’s allocations to the Portfolios. The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.832%.

Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net asset value of the contract owner’s allocations to the Portfolios.

20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson will deduct 0.30% - 0.40% on an annual basis of the average daily net assets value of the contract owner’s allocations to the Portfolios.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 3 – Policy Charges (continued)

Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the contract, Jackson will make an additional deduction of 0.15% - 0.80% on an annual basis of the average daily net asset value of the contract owner’s allocations to the Portfolios, based on the optional death benefit selected.

Premium Taxes

Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 3.5% depending on the state.

Note 4 – Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $109,631,295 and $122,719,601 to the Separate Account in the form of additional premium to contract owners’ accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners.
Note 5 – Purchases and Sales of Investments

For the year ended December 31, 2012, cost of purchases and proceeds from sales of the Portfolios’ investments in the corresponding Funds are as follows:

Curian Variable Series Trust
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
Curian Dynamic Risk Advantage – Aggressive Fund	$21,858,528	$2,412,893	Curian Tactical Advantage 60 Fund	$24,227,556	$1,543,688
Curian Dynamic Risk Advantage – Diversified Fund	105,986,605	7,181,659	Curian Tactical Advantage 75 Fund	24,007,432	3,097,615
Curian Dynamic Risk Advantage – Income Fund	77,973,171	6,113,609	Curian/American Funds Growth Fund	10,236,977	667,026
Curian Guidance – Balanced Income Fund	50,308,794	3,865,314	Curian/DFA U.S. Micro Cap Fund	511,442	19,288
Curian Guidance – Equity 100 Fund	3,451,469	78,576	Curian/Epoch Global Shareholder Yield Fund	1,781,180	166,474
Curian Guidance – Fixed Income 100 Fund	6,297,378	282,840	Curian/FAMCO Flex Core Covered Call Fund	15,782,469	826,840
Curian Guidance – Institutional Alt 65 Fund	47,306,751	2,413,714	Curian/Franklin Templeton Frontier Markets Fund	482,858	441
Curian Guidance – Institutional Alt 100 Fund	137,341,547	4,634,852	Curian/Franklin Templeton Natural Resources Fund	6,954,713	522,078
Curian Guidance – Maximize Income Fund	27,012,380	3,210,041	Curian/Neuberger Berman Currency Fund	3,895,400	117,482
Curian Guidance – Maximum Growth Fund	20,710,827	972,174	Curian/Nicholas Convertible Arbitrage Fund	12,654,093	755,195
Curian Guidance – Moderate Growth Fund	69,615,518	6,020,760	Curian/PIMCO Credit Income Fund	17,281,209	4,491,428
Curian Guidance – Rising Income Fund	17,367,759	1,474,664	Curian/PineBridge Merger Arbitrage Fund	29,095,122	2,266,102
Curian Guidance – Tactical Maximum Growth Fund	21,885,017	2,760,023	Curian/TBC Equity Income Fund*	3,091,022	174,544
Curian Guidance – Tactical Moderate Growth Fund	73,300,035	5,291,442	Curian/TBC Multi-Alpha Market Neutral Equity Fund*	10,547,106	556,739
Curian Tactical Advantage 35 Fund	17,495,681	1,275,853	Curian/Van Eck International Gold Fund	5,674,375	211,023

* TBC denotes the sub-adviser The Boston Company throughout footnote 5.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 5 – Purchases and Sales of Investments (continued)

JNL Series Trust
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL Disciplined Growth Fund	$156,318,255	$45,401,799	JNL/Goldman Sachs U.S. Equity Flex Fund	$49,700,890	$37,891,343
JNL Disciplined Moderate Fund	342,382,945	96,920,948	JNL/Invesco Global Real Estate Fund	343,933,940	159,361,652
JNL Disciplined Moderate Growth Fund	336,532,643	93,524,467	JNL/Invesco International Growth Fund	134,266,447	90,373,142
JNL Institutional Alt 20 Fund	553,845,740	145,454,487	JNL/Invesco Large Cap Growth Fund	189,543,881	189,199,461
JNL Institutional Alt 35 Fund	740,834,848	227,355,394	JNL/Invesco Small Cap Growth Fund	156,890,877	127,109,336
JNL Institutional Alt 50 Fund	1,274,948,937	439,503,416	JNL/Ivy Asset Strategy Fund	712,243,228	334,676,643
JNL Institutional Alt 65 Fund	109,166,789	209,219,028	JNL/JPMorgan International Value Fund	104,058,988	86,716,940
JNL/American Funds Balanced Allocation Fund	156,194,586	19,091,508	JNL/JPMorgan MidCap Growth Fund	178,007,994	132,107,799
JNL/American Funds Blue Chip Income and Growth Fund	354,343,740	128,704,446	JNL/JPMorgan U.S. Government & Quality Bond Fund	577,998,412	476,705,483
JNL/American Funds Global Bond Fund	246,712,722	133,972,831	JNL/Lazard Emerging Markets Fund	72,170,751	214,433,959
JNL/American Funds Global Small Capitalization Fund	94,598,627	45,536,863	JNL/Lazard Mid Cap Equity Fund	79,904,019	99,173,016
JNL/American Funds Growth Allocation Fund	109,226,558	13,401,566	JNL/M&G Global Basics Fund	34,672,383	24,163,318
JNL/American Funds Growth-Income Fund	412,358,927	111,277,666	JNL/M&G Global Leaders Fund	17,758,489	11,763,725
JNL/American Funds International Fund	149,754,790	48,763,134	JNL/MCM 10 x 10 Fund	59,742,275	56,027,554
JNL/American Funds New World Fund	213,178,804	82,563,491	JNL/MCM Bond Index Fund	246,976,319	255,970,088
JNL/AQR Managed Futures Strategy Fund	20,695,851	1,065,789	JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Fund	9,963,805	3,331,098
JNL/BlackRock Commodity Securities Fund	313,124,982	223,299,337	JNL/MCM Emerging Markets Index Fund	278,679,903	84,732,360
JNL/BlackRock Global Allocation Fund	1,131,955,161	183,000,919	JNL/MCM European 30 Fund	20,555,000	12,772,898
JNL/Brookfield Global Infrastructure Fund	106,785,086	13,715,842	JNL/MCM Global Alpha Fund	12,232,584	14,930,288
JNL/Capital Guardian Global Balanced Fund	87,166,582	82,353,061	JNL/PIMCO Total Return Bond Fund	2,097,862,826	935,369,867
JNL/Capital Guardian Global Diversified Research Fund	63,709,489	64,998,632	JNL/PPM America Floating Rate Income Fund	327,125,732	185,421,645
JNL/DFA U.S. Core Equity Fund	75,918,309	49,004,625	JNL/PPM America High Yield Bond Fund	1,032,306,741	640,487,254
JNL/Eagle SmallCap Equity Fund	326,148,395	314,753,330	JNL/PPM America Mid Cap Value Fund	144,490,537	124,970,868
JNL/Eastspring Investments Asia ex-Japan Fund	108,036,878	84,742,664	JNL/PPM America Small Cap Value Fund	108,175,071	90,388,196
JNL/Eastspring Investments China-India Fund	133,863,835	119,924,327	JNL/PPM America Value Equity Fund	61,512,321	60,581,186
JNL/Franklin Templeton Founding Strategy Fund	225,200,983	209,824,838	JNL/Red Rocks Listed Private Equity Fund	34,889,031	80,000,207
JNL/Franklin Templeton Global Growth Fund	93,205,188	47,453,709	JNL/S&P 4 Fund	461,063,817	293,403,689
JNL/Franklin Templeton Global Multisector Bond Fund	358,166,539	84,500,484	JNL/S&P Competitive Advantage Fund	243,153,623	129,665,090
JNL/Franklin Templeton Income Fund	462,463,104	227,929,462	JNL/S&P Dividend Income & Growth Fund	512,755,834	251,294,520
JNL/Franklin Templeton International Small Cap Growth Fund	97,510,305	59,077,647	JNL/S&P Intrinsic Value Fund	155,633,050	143,006,626
JNL/Franklin Templeton Mutual Shares Fund	107,388,843	65,082,075	JNL/S&P Managed Aggressive Growth Fund	326,806,579	204,554,854
JNL/Franklin Templeton Small Cap Value Fund	151,510,846	132,248,643	JNL/S&P Managed Conservative Fund	819,866,246	377,262,157
JNL/Goldman Sachs Core Plus Bond Fund	375,402,225	227,557,529	JNL/S&P Managed Growth Fund	981,510,907	487,305,850
JNL/Goldman Sachs Emerging Markets Debt Fund	30,398,395	90,490,158	JNL/S&P Managed Moderate Fund	1,033,821,629	418,976,885
JNL/Goldman Sachs Mid Cap Value Fund	145,462,254	102,725,321	JNL/S&P Managed Moderate Growth Fund	1,541,686,974	612,923,585

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 5 – Purchases and Sales of Investments (continued)

JNL Series Trust (continued)
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL/MCM Index 5 Fund	$143,585,357	$67,295,283	JNL/S&P Total Yield Fund	$81,838,397	$64,833,367
JNL/MCM International Index Fund	167,768,530	119,689,889	JNL/T. Rowe Price Established Growth Fund	610,172,097	360,607,786
JNL/MCM Pacific Rim 30 Fund	30,758,532	21,534,063	JNL/T. Rowe Price Mid-Cap Growth Fund	545,155,328	346,524,110
JNL/MCM S&P 400 MidCap Index Fund	262,022,625	179,913,754	JNL/T. Rowe Price Short-Term Bond Fund	403,737,322	257,092,033
JNL/MCM S&P 500 Index Fund	701,077,495	423,834,026	JNL/T. Rowe Price Value Fund	242,434,231	184,070,564
JNL/MCM Small Cap Index Fund	298,006,151	194,350,020	JNL/UBS Large Cap Select Growth Fund	131,481,803	117,644,157
JNL/Morgan Stanley Mid Cap Growth Fund	14,448,470	3,182,416	JNL/WMC Balanced Fund	804,845,105	364,310,596
JNL/Neuberger Berman Strategic Income Fund	78,176,297	13,511,019	JNL/WMC Money Market Fund	1,569,650,197	1,385,335,622
JNL/Oppenheimer Global Growth Fund	117,981,373	84,686,867	JNL/WMC Value Fund	157,431,604	125,576,384
JNL/PIMCO Real Return Fund	1,244,429,566	578,465,666

JNL Variable Fund LLC
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL/MCM 25 Fund	$223,915,771	$198,261,321	JNL/MCM Healthcare Sector Fund	$250,953,397	$146,392,646
JNL/MCM Communications Sector Fund	86,487,465	57,383,496	JNL/MCM JNL 5 Fund	351,802,721	673,642,777
JNL/MCM Consumer Brands Sector Fund	187,511,677	101,925,610	JNL/MCM JNL Optimized 5 Fund	53,756,635	73,996,651
JNL/MCM Dow SM Dividend Fund	144,023,194	109,079,857	JNL/MCM Nasdaq® 25 Fund	175,812,295	110,259,455
JNL/MCM Financial Sector Fund	146,462,231	119,809,083	JNL/MCM NYSE® International 25 Fund	37,239,077	36,642,186
JNL/MCM Oil & Gas Sector Fund	346,219,867	320,772,643	JNL/MCM Select Small-Cap Fund	78,787,602	102,379,396
JNL/MCM S&P® 10 Fund	148,968,682	130,277,372	JNL/MCM Technology Sector Fund	280,917,749	206,846,929
JNL/MCM S&P® 24 Fund	41,286,153	33,091,524	JNL/MCM Value Line® 30 Fund	69,728,584	110,868,675
JNL/MCM S&P® SMid 60 Fund	99,546,281	84,667,659	JNL/MCM VIP Fund	40,769,250	77,403,187
JNL/MCM Global 15 Fund	77,364,086	142,979,529

Note 6 – Subsequent Events

Management evaluated subsequent events for the Separate Account through the date the financial statements were available to be issued, and concluded there were no events that would require additional financial statement disclosure and/or adjustments to the financial statements.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights
The following is a summary for each period in the five-year period ended December 31, 2012, of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other Portfolio data. Unit values for Portfolios that do not have any assets at period end are calculated based on the net asset value of the underlying Fund less expenses charged directly to that Portfolio of the Separate Account.

	Curian Dynamic Risk Advantage- Aggressive Portfolio(a)	Curian Dynamic Risk Advantage- Diversified Portfolio(a)	Curian Dynamic Risk Advantage- Income Portfolio(a)	Curian Guidance- Balanced Income Portfolio(a)	Curian Guidance- Equity 100 Portfolio(b)	Curian Guidance- Fixed 100 Portfolio(b)	Curian Guidance - Institutional Alt 100 Portfolio(a)	Curian Guidance- Institutional Alt 65 Portfolio(a)	Curian Guidance- Maximize Income Portfolio(a)	Curian Guidance- Maximum Growth Portfolio(a)
Highest expense ratio
Period ended December 31, 2012

Unit Value	$9.433605	$9.989160	$10.254370	$10.412286	$10.280954	$10.041477	$10.115887	$10.323314	$10.501283	$10.261285
Total Return *	-6.27%***	0.11%***	1.96%***	3.07%***	1.76%***	0.64%***	1.38%***	2.67%***	5.20%***	1.55%***
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2008

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Dynamic Risk Advantage - Aggressive Portfolio(a)	Curian Dynamic Risk Advantage - Diversified Portfolio(a)	Curian Dynamic Risk Advantage - Income Portfolio(a)	Curian Guidance- Balanced Income Portfolio(a)	Curian Guidance - Equity 100 Portfolio(b)	Curian Guidance- Fixed 100 Portfolio(b)	Curian Guidance - Institutional Alt 100 Portfolio(a)	Curian Guidance- Institutional Alt 65 Portfolio(a)	Curian Guidance- Maximize Income Portfolio(a)	Curian Guidance - Maximum Growth Portfolio(a)

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$9.467308	$10.025057	$10.291284	$10.449759	$10.293138	$10.049198	$10.152050	$10.360450	$10.539085	$10.300908
Total Return *	-2.40%***	2.20%***	4.56%***	5.03%***	2.62%***	0.52%***	5.94%***	7.36%***	6.22%***	6.31%***
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	1.00%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2008

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
 Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Dynamic Risk Advantage - Aggressive Portfolio(a)	Curian Dynamic Risk Advantage - Diversified Portfolio(a)	Curian Dynamic Risk Advantage - Income Portfolio(a)	Curian Guidance - Balanced Income Portfolio(a)	Curian Guidance - Equity 100 Portfolio(b)	Curian Guidance - Fixed 100 Portfolio(b)	Curian Guidance - Institutional Alt 100 Portfolio(a)	Curian Guidance - Institutional Alt 65 Portfolio(a)	Curian Guidance - Maximize Income Portfolio(a)	Curian Guidance - Maximum Growth Portfolio(a)

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$19,136	$98,448	$72,577	$47,535	$3,443	$6,020	$135,531	$46,331	$24,477	$20,322
Units Outstanding (in thousands)	2,025	9,840	7,067	4,559	335	599	13,376	4,480	2,328	1,976
Investment Income Ratio *	0.00%	0.00%	2.78%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2008

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Guidance - Moderate Growth Portfolio(a)	Curian Guidance - Rising Income Portfolio(a)	Curian Guidance - Tactical Maximum Growth Portfolio(a)	Curian Guidance - Tactical Moderate Growth Portfolio(a)	Curian Tactical Advantage 35 Portfolio(a)	Curian Tactical Advantage 60 Portfolio(a)	Curian Tactical Advantage 75 Portfolio(a)	Curian/ American Funds Growth Portfolio(a)	Curian/ DFA U.S Micro Cap Portfolio(b)	Curian/Epoch Global Shareholder Yield Portfolio(a)

Highest expense ratio
Period ended December 31, 2012

Unit Value	$10.412310	$10.372755	$10.145630	$10.224428	$10.323527	$10.413978	$10.508906	$10.560434	$10.071414	$10.595041
Total Return *	2.82%***	2.32%***	1.01%***	1.76%***	2.59%***	2.53%***	3.28%***	4.07%***	0.79%***	2.34%***
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2008

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Guidance - Moderate Growth Portfolio(a)	Curian Guidance - Rising Income Portfolio(a)	Curian Guidance - Tactical Maximum Growth Portfolio(a)	Curian Guidance - Tactical Moderate Growth Portfolio(a)	Curian Tactical Advantage 35 Portfolio(a)	Curian Tactical Advantage 60 Portfolio(a)	Curian Tactical Advantage 75 Portfolio(a)	Curian/ American Funds Growth Portfolio(a)	Curian/ DFA U.S Micro Cap Portfolio(b)	Curian/Epoch Global Shareholder Yield Portfolio(a)

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$10.449811	$10.396103	$10.181703	$10.261265	$10.360690	$10.451438	$10.546713	$10.598506	$10.079232	$10.633015
Total Return *	2.98%***	2.47%***	0.56%***	2.33%***	5.48%***	7.21%***	7.02%***	1.54%***	3.60%***	9.59%***
Ratio of Expenses **	0.85%	1.00%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	1.00%	0.85%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2008

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Guidance - Moderate Growth Portfolio(a)	Curian Guidance - Rising Income Portfolio(a)	Curian Guidance - Tactical Maximum Growth Portfolio(a)	Curian Guidance - Tactical Moderate Growth Portfolio(a)	Curian Tactical Advantage 35 Portfolio(a)	Curian Tactical Advantage 60 Portfolio(a)	Curian Tactical Advantage 75 Portfolio(a)	Curian/ American Funds Growth Portfolio(a)	Curian/ DFA U.S Micro Cap Portfolio(b)	Curian/Epoch Global Shareholder Yield Portfolio(a)

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$65,697	$16,286	$19,798	$69,877	$16,474	$23,236	$21,517	$9,870	$508	$1,648
Units Outstanding (in thousands)	6,299	1,568	1,948	6,823	1,593	2,228	2,044	933	50	155
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	2.03%	2.11%	2.12%	0.00%	0.00%	3.09%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2008

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/ FAMCO Flex Core Covered Call Portfolio(a)	Curian/ Franklin Templeton Frontier Markets Portfolio(b)	Curian/ Franklin Templeton Natural Resources Portfolio(a)	Curian/ Neuberger Berman Currency Portfolio(b)	Curian/ Nicholas Convertible Arbitrage Portfolio(a)	Curian/ PIMCO Credit Income Portfolio(a)	Curian/ Pinebridge Merger Arbitrage Portfolio(a)	Curian/The Boston Company Equity Income Portfolio(a)	Curian/ The Boston Company Multi- Alpha Market Neutral Equity Portfolio(a)	Curian/ Van Eck International Gold Portfolio(b)

Highest expense ratio
Period ended December 31, 2012

Unit Value	$10.169345	$10.400205	$8.760391	$10.061519	$10.145496	$10.549088	$9.967386	$10.730038	$10.056710	$8.985564
Total Return *	0.51%***	4.52%***	-10.04%***	0.62%***	1.68%***	6.40%***	-0.41%***	7.21%***	-1.21%***	-10.14%***
Ratio of Expenses **	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2008

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/FAMCO Flex Core Covered Call Portfolio(a)	Curian/ Franklin Templeton Frontier Markets Portfolio(b)	Curian/ Franklin Templeton Natural Resources Portfolio(a)	Curian/ Neuberger Berman Currency Portfolio(b)	Curian/ Nicholas Convertible Arbitrage Portfolio(a)	Curian/ PIMCO Credit Income Portfolio(a)	Curian/ Pinebridge Merger Arbitrage Portfolio(a)	Curian/The Boston Company Equity Income Portfolio(a)	Curian/ The Boston Company Multi- Alpha Market Neutral Equity Portfolio(a)	Curian/Van Eck International Gold Portfolio(b)

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$10.205813	$10.412815	$8.791627	$10.073701	$10.181738	$10.587055	$10.003149	$10.765905	$10.092424	$8.996557
Total Return *	-2.44%***	2.52%***	14.55%***	-0.13%***	0.43%***	5.12%***	-0.01%***	14.37%***	-1.42%***	-12.37%***
Ratio of Expenses **	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Period ended December 31, 2011

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2008

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/ FAMCO Flex Core Covered Call Portfolio(a)	Curian/ Franklin Templeton Frontier Markets Portfolio(b)	Curian/ Franklin Templeton Natural Resources Portfolio(a)	Curian/ Neuberger Berman Currency Portfolio(b)	Curian/ Nicholas Convertible Arbitrage Portfolio(a)	Curian/ PIMCO Credit Income Portfolio(a)	Curian/ Pinebridge Merger Arbitrage Portfolio(a)	Curian/The Boston Company Equity Income Portfolio(a)	Curian/The Boston Company Multi- Alpha Market Neutral Equity Portfolio(a)	Curian/ Van Eck International Gold Portfolio(b)

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$14,885	$497	$6,510	$3,768	$12,035	$12,982	$26,942	$3,063	$9,911	$5,078
Units Outstanding (in thousands)	1,461	48	742	374	1,184	1,229	2,699	285	984	565
Investment Income Ratio *	2.32%	0.00%	1.24%	0.00%	0.00%	2.20%	0.00%	2.66%	0.00%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2008

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Disciplined Growth Portfolio	JNL Disciplined Moderate Portfolio	JNL Disciplined Moderate Growth Portfolio	JNL Institutional Alt 20 Portfolio(a)	JNL Institutional Alt 35 Portfolio(a)	JNL Institutional Alt 50 Portfolio(a)	JNL Institutional Alt 65 Portfolio(a)	JNL/ American Funds Balanced Allocation Portfolio(c)	JNL/ American Funds Blue Chip Income and Growth Portfolio(b)	JNL/ American Funds Global Bond Portfolio(b)

Highest expense ratio
Period ended December 31, 2012

Unit Value	$8.421673	$9.482585	$9.089241	$13.901659	$14.467107	$14.406968	$14.838820	$10.232479	$10.641810	$10.600572
Total Return *	11.03%	9.18%	10.67%	7.79%	7.97%	6.93%	7.01%	4.92%***	9.67%	2.48%
Ratio of Expenses **	3.145%	3.695%	3.145%	3.06%	3.05%	3.61%	3.61%	2.71%	3.36%	3.16%

Period ended December 31, 2011

Unit Value	$7.585200	$8.685114	$8.213126	$12.897292	$13.398793	$13.472850	$13.866809	n/a	$9.703216	$10.344191
Total Return *	-8.17%***	-2.93%	-3.93%	-5.49%	-6.69%	-8.00%	-8.78%	n/a	-4.51%	0.25%***
Ratio of Expenses **	3.145%	3.695%	3.145%	3.06%	3.05%	3.61%	3.61%	n/a	3.36%	3.16%

Period ended December 31, 2010

Unit Value	$8.123943	$8.947058	$8.548681	$13.647188	$14.360051	$14.644693	$15.200878	n/a	$10.161091	$10.254727
Total Return *	9.39%	7.07%	9.78%	9.65%	9.17%***	10.51%***	11.74%	n/a	9.13%***	3.64%***
Ratio of Expenses **	3.01%	3.695%	3.145%	3.06%	3.05%	3.61%	3.61%	n/a	3.36%	2.845%

Period ended December 31, 2009

Unit Value	$7.426450	$8.356204	$7.787034	$12.446093	$12.965341	$13.272261	$13.603273	n/a	n/a	n/a
Total Return *	21.67%	14.37%	18.97%	0.62%***	0.69%***	-0.06%***	-0.93%***	n/a	n/a	n/a
Ratio of Expenses **	3.01%	3.695%	3.145%	3.06%	2.845%	3.01%	3.61%	n/a	n/a	n/a

Period ended December 31, 2008

Unit Value	$6.103657	$7.306311	$6.545258	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	-0.30%***	-27.88%***	-36.78%	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	3.01%	3.695%	3.145%	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations April 6, 2009.
(b)	Commencement of operations May 3, 2010.
(c)	Commencement of operations April, 30, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Disciplined Growth Portfolio	JNL Disciplined Moderate Portfolio	JNL Disciplined Moderate Growth Portfolio	JNL Institutional Alt 20 Portfolio(a)	JNL Institutional Alt 35 Portfolio(a)	JNL Institutional Alt 50 Portfolio(a)	JNL Institutional Alt 65 Portfolio(a)	JNL/American Funds Balanced Allocation Portfolio(c)	JNL/American Funds Blue Chip Income and Growth Portfolio(b)	JNL/American Funds Global Bond Portfolio(b)

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$9.859384	$11.470238	$10.640048	$15.014170	$15.619143	$15.882983	$16.298169	$10.343515	$11.332119	$11.226519
Total Return *	14.01%	12.74%	13.64%	10.04%	10.22%	9.77%	9.74%	8.83%***	12.30%	4.71%
Ratio of Expenses **	0.50%	0.50%	0.50%	1.00%	1.00%	1.00%	1.10%	1.10%	1.00%	1.00%

Period ended December 31, 2011

Unit Value	$8.647683	$10.174362	$9.362785	$13.644637	$14.171169	$14.469467	$14.851990	n/a	$10.090978	$10.721765
Total Return *	-3.62%	0.22%	-1.36%	-4.59%***	-8.52%***	-9.64%***	-6.46%	n/a	-6.39%***	3.28%
Ratio of Expenses **	0.50%	0.50%	0.50%	1.00%	1.00%	1.00%	1.10%	n/a	1.00%	1.00%

Period ended December 31, 2010

Unit Value	$8.972673	$10.152509	$9.491603	$14.119848	$14.854626	$15.297268	$15.878350	n/a	$10.314502	$10.380934
Total Return *	12.17%	10.55%	12.72%	11.82%	13.11%	13.65%	14.59%	n/a	10.72%***	0.95%***
Ratio of Expenses **	0.50%	0.50%	0.50%	1.10%	1.10%	1.10%	1.10%	n/a	1.10%	1.00%

Period ended December 31, 2009

Unit Value	$7.998913	$9.183868	$8.420262	$12.627216	$13.133099	$13.460423	$13.857205	n/a	n/a	n/a
Total Return *	34.29%***	22.52%***	29.75%***	1.87%***	32.53%***	18.12%***	22.71%***	n/a	n/a	n/a
Ratio of Expenses **	0.50%	0.50%	0.50%	1.10%	1.10%	1.10%	1.10%	n/a	n/a	n/a

Period ended December 31, 2008

Unit Value	$6.336449	$7.679321	$6.805842	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	-34.40%***	-27.44%	-35.51%	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	1.10%	1.15%	1.15%	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations April 6, 2009.
(b)	Commencement of operations May 3, 2010.
(c)	Commencement of operations April, 30, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Disciplined Growth Portfolio	JNL Disciplined Moderate Portfolio	JNL Disciplined Moderate Growth Portfolio	JNL Institutional Alt 20 Portfolio(a)	JNL Institutional Alt 35 Portfolio(a)	JNL Institutional Alt 50 Portfolio(a)	JNL Institutional Alt 65 Portfolio(a)	JNL/ American Funds Balanced Allocation Portfolio(c)	JNL/ American Funds Blue Chip Income and Growth Portfolio(b)	JNL/ American Funds Global Bond Portfolio(b)

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$299,069	$710,906	$766,027	$1,348,029	$1,954,019	$2,705,104	$868,140	$142,838	$658,754	$445,074
Units Outstanding (in thousands)	32,169	65,742	76,258	91,277	127,331	173,523	54,075	13,849	58,871	40,202
Investment Income Ratio *	1.28%	1.64%	1.48%	1.63%	1.78%	1.88%	2.38%	0.00%	1.02%	2.05%

Period ended December 31, 2011

Net Assets (in thousands)	$168,700	$427,042	$473,993	$871,892	$1,349,313	$1,759,138	$942,913	n/a	$379,981	$322,987
Units Outstanding (in thousands)	20,490	44,150	53,139	64,683	96,468	123,288	64,231	n/a	37,953	30,387
Investment Income Ratio *	1.09%	1.34%	1.12%	1.00%	0.88%	0.86%	0.73%	n/a	0.67%	1.01%

Period ended December 31, 2010

Net Assets (in thousands)	$128,516	$322,588	$350,989	$591,940	$866,696	$1,045,302	$686,359	n/a	$139,612	$99,514
Units Outstanding (in thousands)	14,919	33,094	38,463	42,185	58,741	68,822	43,558	n/a	13,568	9,619
Investment Income Ratio *	1.41%	1.11%	1.20%	0.70%	0.76%	0.77%	0.67%	n/a	0.00%	0.00%

Period ended December 31, 2009

Net Assets (in thousands)	$74,918	$158,926	$194,086	$194,779	$303,777	$351,060	$225,707	n/a	n/a	n/a
Units Outstanding (in thousands)	9,671	17,855	23,763	15,469	23,203	26,163	16,344	n/a	n/a	n/a
Investment Income Ratio *	3.46%	2.80%	3.23%	0.00%	0.00%	0.00%	0.00%	n/a	n/a	n/a

Period ended December 31, 2008

Net Assets (in thousands)	$25,007	$55,788	$71,319	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	3,996	7,341	10,574	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	1.75%	1.30%	1.40%	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations April 6, 2009.
(b)	Commencement of operations May 3, 2010.
(c)	Commencement of operations April, 30, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American Funds Global Small Capitalization Portfolio(a)	JNL/American Funds Growth Allocation Portfolio(e)	JNL/American Funds Growth-Income Portfolio(a)	JNL/American Funds International Portfolio(a)	JNL/American Funds New World Portfolio(a)	JNL/AQR Managed Futures Strategy Portfolio(c)	JNL/BlackRock Commodity Securities Portfolio	JNL/BlackRock Global Allocation Portfolio(b)	JNL/Brookfield Global Infrastructure Portfolio(d)	JNL/Capital Guardian Global Balanced Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$9.762384	$10.242546	$10.973233	$9.973414	$10.504839	$9.824353	$8.944331	$10.067701	$11.899161	$9.058602
Total Return *	14.34%	0.92%***	13.28%	13.52%	13.72%	4.11%***	-2.88%	5.69%	1.43%***	8.75%
Ratio of Expenses **	3.06%	2.845%	3.16%	3.36%	3.16%	1.25%	3.695%	3.61%	3.095%	3.86%

Period ended December 31, 2011

Unit Value	$8.538274	n/a	$9.687223	$8.785597	$9.237794	n/a	$9.209368	$9.525680	$10.347709	$8.329723
Total Return *	-21.85%	n/a	-5.34%	-17.20%	-16.96%	n/a	-10.72%	-7.22%	3.30%***	-8.35%
Ratio of Expenses **	3.06%	n/a	3.16%	3.36%	3.16%	n/a	3.695%	3.61%	2.395%	3.86%

Period ended December 31, 2010

Unit Value	$10.926025	n/a	$10.233282	$10.610960	$11.124419	n/a	$10.315078	$10.267439	n/a	$9.088924
Total Return *	15.68%***	n/a	7.04%***	7.01%***	2.97%***	n/a	13.18%	2.04%***	n/a	4.89%
Ratio of Expenses **	3.06%	n/a	3.16%	3.36%	3.16%	n/a	3.695%	3.61%	n/a	3.86%

Period ended December 31, 2009

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	$9.113705	n/a	n/a	$8.665546
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	44.49%	n/a	n/a	17.84%
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	3.695%	n/a	n/a	3.86%

Period ended December 31, 2008

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	$6.307417	n/a	n/a	$7.353527
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	-52.24%***	n/a	n/a	-31.00%
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	3.695%	n/a	n/a	3.86%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations May 3, 2010.
(b)	Commencement of operations October 11, 2010.
(c)	Commencement of operations August 29, 2011.
(d)	Commencement of operations December 12, 2011.
(e)	Commencement of operations April 30, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American Funds Global Small Capitalization Portfolio(a)	JNL/American Funds Growth Allocation Portfolio(e)	JNL/American Funds Growth-Income Portfolio(a)	JNL/American Funds International Portfolio(a)	JNL/American Funds New World Portfolio(a)	JNL/AQR Managed Futures Strategy Portfolio(c)	JNL/BlackRock Commodity Securities Portfolio	JNL/BlackRock Global Allocation Portfolio(b)	JNL/Brookfield Global Infrastructure Portfolio(d)	JNL/Capital Guardian Global Balanced Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$10.312913	$10.363348	$11.669432	$10.620354	$11.126783	$9.876725	$10.595790	$10.704258	$12.184270	$13.014978
Total Return *	16.72%	1.97%***	2.11%***	16.24%	16.21%	5.06%***	14.31%***	5.99%***	7.91%***	11.91%
Ratio of Expenses **	1.00%	1.10%	0.85%	1.00%	1.00%	0.85%	0.85%	0.85%	0.85%	1.00%

Period ended December 31, 2011

Unit Value	$8.835361	n/a	$10.041099	$9.136696	$9.575052	n/a	$10.524754	$9.833592	$9.044877	$11.629393
Total Return *	-22.38%***	n/a	-3.27%	-19.39%***	-17.68%***	n/a	-8.29%	-4.85%***	-9.72%***	-5.70%
Ratio of Expenses **	1.00%	n/a	1.00%	1.00%	1.00%	n/a	1.00%	1.00%	1.15%	1.00%

Period ended December 31, 2010

Unit Value	$11.068974	n/a	$10.380945	$10.771157	$11.277446	n/a	$11.475773	$10.324763	n/a	$12.332504
Total Return *	20.23%***	n/a	5.26%***	16.37%***	25.58%***	n/a	16.27%	2.89%***	n/a	7.93%
Ratio of Expenses **	1.10%	n/a	1.00%	1.10%	1.10%	n/a	1.00	1.10%	n/a	1.00%

Period ended December 31, 2009

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	$9.869603	n/a	n/a	$11.426506
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	48.44%	n/a	n/a	21.26%
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	1.00%	n/a	n/a	1.00%

Period ended December 31, 2008

Unit Value	n/a	n/a	n/a	n/a	n/a	n/a	$6.648895	n/a	n/a	$9.423048
Total Return *	n/a	n/a	n/a	n/a	n/a	n/a	-51.71%	n/a	n/a	-29.00%
Ratio of Expenses **	n/a	n/a	n/a	n/a	n/a	n/a	1.00%	n/a	n/a	1.00%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations May 3, 2010.
(b)	Commencement of operations October 11, 2010.
(c)	Commencement of operations August 29, 2011.
(d)	Commencement of operations December 12, 2011.
(e)	Commencement of operations April 30, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American Funds Global Small Capitalization Portfolio(a)	JNL/American Funds Growth Allocation Portfolio(e)	JNL/American Funds Growth-Income Portfolio(a)	JNL/American Funds International Portfolio(a)	JNL/American Funds New World Portfolio(a)	JNL/AQR Managed Futures Strategy Portfolio(c)	JNL/BlackRock Commodity Securities Portfolio	JNL/BlackRock Global Allocation Portfolio(b)	JNL/Brookfield Global Infrastructure Portfolio(d)	JNL/Capital Guardian Global Balanced Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$192,196	$100,620	$815,499	$340,653	$443,043	$20,520	$891,760	$1,525,570	$100,565	$394,421
Units Outstanding (in thousands)	18,876	9,734	71,037	32,462	40,340	2,083	87,617	144,546	8,305	32,328
Investment Income Ratio *	0.73%	0.00%	0.85%	1.20%	1.08%	0.00%	0.00%	0.00%	0.07%	2.04%

Period ended December 31, 2011

Net Assets (in thousands)	$121,399	n/a	$430,286	$200,814	$261,975	n/a	$797,267	$494,125	$981	$351,568
Units Outstanding (in thousands)	13,853	n/a	43,195	22,150	27,587	n/a	77,839	50,563	95	32,124
Investment Income Ratio *	0.37%	n/a	0.53%	0.72%	0.60%	n/a	0.58%	0.67%	0.00%	1.08%

Period ended December 31, 2010

Net Assets (in thousands)	$74,487	n/a	$164,649	$97,917	$128,284	n/a	$685,623	$172,036	n/a	$339,313
Units Outstanding (in thousands)	6,748	n/a	15,914	9,113	11,407	n/a	61,152	16,678	n/a	29,149
Investment Income Ratio *	0.00%	n/a	0.00%	0.00%	0.00%	n/a	0.36%	0.00%	n/a	1.11%

Period ended December 31, 2009

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	$499,893	n/a	n/a	$265,058
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	51,594	n/a	n/a	24,522
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	1.06%	n/a	n/a	2.63%

Period ended December 31, 2008

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	$175,643	n/a	n/a	$173,339
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	26,783	n/a	n/a	19,423
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	0.06%	n/a	n/a	1.15%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations May 3, 2010.
(b)	Commencement of operations October 11, 2010.
(c)	Commencement of operations August 29, 2011.
(d)	Commencement of operations December 12, 2011.
(e)	Commencement of operations April 30, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/DFA U.S. Core Equity Portfolio	JNL/Eagle SmallCap Equity Portfolio	JNL/Eastspring Investments Asia ex-Japan Portfolio	JNL/Eastspring Investments China-India Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio(a)	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton International Small Cap Growth Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$18.602188	$13.332700	$20.232227	$7.963310	$6.681762	$8.538913	$7.738394	$11.484302	$10.665178	$7.591647
Total Return *	12.58%	9.89%	9.46%	18.19%	19.09%	11.83%	17.72%	8.62%***	8.27%	22.74%
Ratio of Expenses **	3.86%	3.40%	3.91%	3.61%	3.61%	3.61%	3.61%	3.06%	3.56%	3.61%

Period ended December 31, 2011

Unit Value	$16.523644	$12.133220	$18.484335	$6.737610	$5.610913	$7.635375	$6.573777	$10.047064	$9.850961	$6.185254
Total Return *	-8.11%	-4.15%	-6.05%	-23.98%	-30.44%	-4.85%	-9.40%	-0.11%***	-1.04%	-17.41%
Ratio of Expenses **	3.86%	3.40%	3.91%	3.61%	3.61%	3.61%	3.61%	2.60%	3.56%	3.61%

Period ended December 31, 2010

Unit Value	$17.982846	$12.658211	$19.673973	$8.863133	$8.066327	$8.024647	$7.256056	n/a	$9.954979	$7.488896
Total Return *	7.54%	8.12%	30.45%	15.17%	12.78%	6.47%	3.27%	n/a	8.63%	16.27%
Ratio of Expenses **	3.86%	3.40%	3.91%	3.61%	3.61%	3.61%	3.61%	n/a	3.56%	3.61%

Period ended December 31, 2009

Unit Value	$16.721749	$11.707821	$15.081920	$7.695688	$7.152263	$7.536660	$7.026219	n/a	$9.164130	$6.440753
Total Return *	33.00%	29.36%	30.29%	5.39%***	8.83%***	25.52%	26.20%	n/a	28.27%	47.18%
Ratio of Expenses **	3.86%	3.40%	3.91%	3.61%	3.61%	3.61%	3.61%	n/a	3.56%	3.61%

Period ended December 31, 2008

Unit Value	$12.573178	$9.050892	$11.575782	$4.725637	$4.086552	$6.004356	$5.567683	n/a	$7.144350	$4.376090
Total Return *	-44.66%	-41.07%	-40.65%	-49.80%***	-50.99%***	-34.77%***	-42.73%	n/a	-32.19%	-49.35%***
Ratio of Expenses **	3.86%	3.40%	3.91%	3.21%	3.21%	3.61%	3.61%	n/a	3.56%	3.61%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations December 12, 2011.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/ DFA U.S. Core Equity Portfolio	JNL/Eagle SmallCap Equity Portfolio	JNL/ Eastspring Investments Asia ex-Japan Portfolio	JNL/Eastspring Investments China-India Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio(a)	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$30.805189	$19.713784	$32.510616	$9.161710	$7.687385	$9.975693	$8.986353	$11.754500	$12.650659	$8.733615
Total Return *	15.85%	12.56%	12.70%	1.96%***	2.48%***	14.80%	20.72%	13.28%***	11.08%	26.34%***
Ratio of Expenses **	1.00%	1.00%	1.00%	0.85%	0.85%	1.00%	1.10%	0.85%	1.00%	0.85%

Period ended December 31, 2011

Unit Value	$26.589486	$17.513600	$28.847748	$7.494181	$6.241003	$8.689677	$7.444175	$10.054309	$11.388721	$6.851335
Total Return *	4.60%***	-1.83%	-3.28%	-21.98%	-28.61%	-2.34%	-7.11%	0.75%***	1.51%	-15.31%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.10%	1.15%	1.00%	1.10%

Period ended December 31, 2010

Unit Value	$27.688199	$17.839236	$29.826055	$9.605093	$8.741630	$8.897977	$8.013670	n/a	$11.218832	$8.090292
Total Return *	10.55%	10.74%	34.30%	18.22%	15.76%	9.29%	5.90%	n/a	11.45%	19.23%
Ratio of Expenses **	1.10%	1.00%	1.00%	1.00%	1.00%	1.00%	1.10%	n/a	1.00%	1.10%

Period ended December 31, 2009

Unit Value	$25.045545	$16.108550	$22.208611	$8.125063	$7.551324	$8.141578	$7.567485	n/a	$10.066533	$6.785510
Total Return *	36.72%	32.50%	34.14%	34.34%***	0.87%***	28.84%	29.40%	n/a	31.60%	50.92%
Ratio of Expenses **	1.10%	1.00%	1.00%	1.00%	1.00%	1.00%	1.10%	n/a	1.00%	1.10%

Period ended December 31, 2008

Unit Value	$18.319213	$12.157618	$16.556491	$4.833989	$4.180148	$6.319163	$5.847939	n/a	$7.649488	$4.496055
Total Return *	-43.11%	-39.64%	-38.90%	-47.99%***	-49.76%***	-36.77%	-41.27%	n/a	-30.44%	-25.74%***
Ratio of Expenses **	1.10%	1.00%	1.00%	1.10%	1.10%	1.00%	1.10%	n/a	1.00%	1.10%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations December 12, 2011.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/DFA U.S. Core Equity Portfolio	JNL/Eagle Small Cap Equity Portfolio	JNL/ Eastspring Investments Asia ex-Japan Portfolio	JNL/Eastspring Investments China-India Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio(a)	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton International Small Cap Growth Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$329,409	$181,723	$712,883	$140,464	$347,087	$1,153,798	$230,044	$297,966	$1,127,679	$241,752
Units Outstanding (in thousands)	12,054	9,997	23,891	15,874	46,690	119,513	26,253	25,535	92,341	28,647
Investment Income Ratio *	1.22%	0.93%	0.00%	0.64%	0.75%	2.20%	1.65%	0.34%	4.85%	1.60%

Period ended December 31, 2011

Net Assets (in thousands)	$286,172	$136,793	$624,638	$100,655	$272,734	$1,002,736	$150,197	$3,209	$830,111	$159,531
Units Outstanding (in thousands)	12,111	8,442	23,617	13,732	44,632	118,697	20,586	319	75,202	23,703
Investment Income Ratio *	0.94%	0.56%	0.00%	0.41%	0.34%	1.46%	0.95%	0.00%	4.30%	1.52%

Period ended December 31, 2010

Net Assets (in thousands)	$289,989	$109,852	$414,824	$141,098	$362,908	$980,170	$120,991	n/a	$647,703	$147,477
Units Outstanding (in thousands)	11,595	6,677	15,142	14,944	42,196	112,773	15,358	n/a	59,311	18,484
Investment Income Ratio *	0.73%	0.29%	0.20%	0.13%	0.00%	2.99%	1.46%	n/a	4.19%	1.30%

Period ended December 31, 2009

Net Assets (in thousands)	$239,991	$76,609	$179,792	$96,476	$216,740	$795,638	$82,733	n/a	$406,535	$92,048
Units Outstanding (in thousands)	10,688	5,158	8,801	12,009	29,002	99,557	11,092	n/a	41,299	13,701
Investment Income Ratio *	1.91%	1.42%	0.00%	0.01%	0.00%	0.07%	2.38%	n/a	7.51%	2.32%

Period ended December 31, 2008

Net Assets (in thousands)	$120,056	$37,396	$107,791	$3,934	$24,871	$552,970	$34,780	n/a	$214,040	$15,040
Units Outstanding (in thousands)	7,531	3,315	7,090	819	5,964	88,674	6,013	n/a	28,474	3,365
Investment Income Ratio *	0.00%	2.61%	0.00%	1.34%	0.00%	1.40%	0.02%	n/a	0.09%	0.25%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations December 12, 2011.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/ Franklin Templeton Mutual Shares Portfolio	JNL/ Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/ Goldman Sachs Emerging Markets Debt Portfolio(a)	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/ Goldman Sachs U.S. Equity Flex Portfolio	JNL/ Invesco Global Real Estate Portfolio	JNL/ Invesco International Growth Portfolio	JNL/ Invesco Large Cap Growth Portfolio	JNL/ Invesco Small Cap Growth Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$8.229251	$11.707585	$16.403977	$13.564714	$11.678392	$8.173614	$12.251585	$11.293065	$9.831170	$13.862312
Total Return *	10.14%	13.10%	3.62%	15.78%	13.48%	15.98%	23.63%	11.31%	8.34%	13.61%
Ratio of Expenses **	3.145%	3.91%	3.91%	3.61%	3.91%	3.06%	3.71%	3.91%	3.75%	3.51%

Period ended December 31, 2011

Unit Value	$7.471934	$10.351574	$15.830973	$11.716134	$10.291465	$7.047439	$9.910099	$10.145789	$9.074299	$12.202050
Total Return *	-3.73%	-6.45%	2.19%	-8.04%	-10.11%	-13.32%	-9.67%	-10.45%	-10.11%	-4.75%
Ratio of Expenses **	3.145%	3.91%	3.91%	3.61%	3.91%	3.06%	3.71%	3.91%	3.75%	3.51%

Period ended December 31, 2010

Unit Value	$7.761267	$11.065011	$15.491362	$12.740806	$11.449489	$8.130127	$10.970794	$11.329284	$10.094858	$12.811152
Total Return *	8.00%	21.97%	3.50%	11.95%	19.63%	5.42%	12.88%	8.00%	13.09%	21.86%
Ratio of Expenses **	3.145%	3.91%	3.91%	3.61%	3.91%	3.06%	3.71%	3.91%	3.75%	3.51%

Period ended December 31, 2009

Unit Value	$7.186112	$9.071610	$14.967299	$11.380544	$9.571077	$7.712029	$9.719054	$10.490005	$8.926762	$10.513159
Total Return *	22.82%	28.47%	9.78%	-2.17%***	27.56%	21.10%	27.71%	31.73%	19.72%	30.15%
Ratio of Expenses **	3.145%	3.91%	3.91%	3.61%	3.91%	3.06%	3.71%	3.91%	3.75%	3.51%

Period ended December 31, 2008

Unit Value	$5.851107	$7.061138	$13.633944	$9.615461	$7.502931	$6.368322	$7.610482	$7.963090	$7.456591	$8.077700
Total Return *	-39.82%	-35.69%	-8.81%	5.28%***	-38.54%	-34.86%***	-38.05%	-43.20%	-39.96%	-41.81%
Ratio of Expenses **	3.145%	3.91%	3.91%	2.845%	3.91%	3.06%	3.71%	3.91%	3.75%	3.51%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/ Franklin Templeton Mutual Shares Portfolio	JNL/ Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/ Goldman Sachs Emerging Markets Debt Portfolio(a)	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/ Goldman Sachs U.S. Equity Flex Portfolio	JNL/ Invesco Global Real Estate Portfolio	JNL/ Invesco International Growth Portfolio	JNL/ Invesco Large Cap Growth Portfolio	JNL/ Invesco Small Cap Growth Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$9.350544	$14.802516	$27.408901	$15.246667	$14.597526	$9.240592	$15.254441	$19.374720	$13.368320	$18.660443
Total Return *	12.53%	16.84%***	6.69%	13.70%***	16.84%	18.40%	10.94%***	15.08%***	11.37%	11.09%***
Ratio of Expenses **	1.00%	0.85%	1.00%	0.85%	1.00%	1.00%	0.85%	0.85%	1.00%	0.85%

Period ended December 31, 2011

Unit Value	$8.309360	$12.566719	$25.690746	$12.747546	$12.493934	$7.804539	$11.871410	$16.465808	$12.003511	$15.751828
Total Return *	-1.65%***	-3.69%	5.20%	-5.62%	-7.47%	-11.52%	-7.19%	-7.81%	-7.61%	-2.34%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Period ended December 31, 2010

Unit Value	$8.415078	$13.048587	$24.420522	$13.506371	$13.502182	$8.820425	$12.791583	$17.860560	$12.992248	$16.129274
Total Return *	10.24%	25.58%	6.56%	14.91%	23.16%	7.62%	15.98%	11.19%	16.24%	24.96%
Ratio of Expenses **	1.10%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Period ended December 31, 2009

Unit Value	$7.633746	$10.390995	$22.917617	$11.753563	$10.963264	$8.196234	$11.029111	$16.063122	$11.177218	$12.907977
Total Return *	25.35%	32.27%	13.02%	6.16%***	31.33%	23.62%	31.21%	35.63%	23.05%	33.46%
Ratio of Expenses **	1.10%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Period ended December 31, 2008

Unit Value	$6.089773	$7.855974	$20.277549	$9.655005	$8.347706	$6.630091	$8.405404	$11.843487	$9.083134	$9.671897
Total Return *	-5.75%***	-33.79%	-6.12%	-3.14%***	-36.73%	-2.64%***	-36.34%	-41.52%	-38.28%	-40.33%
Ratio of Expenses **	1.10%	1.00%	1.00%	1.10%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio(a)	JNL/Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$391,902	$326,695	$732,593	$317,364	$370,054	$122,758	$722,381	$368,673	$328,821	$220,180
Units Outstanding (in thousands)	43,187	23,244	29,456	21,400	26,395	13,715	49,885	21,339	26,085	12,723
Investment Income Ratio *	1.54%	0.25%	2.43%	0.00%	1.12%	0.39%	0.78%	1.76%	0.00%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	$310,557	$261,576	$576,804	$325,784	$282,268	$92,895	$408,952	$283,951	$301,831	$167,008
Units Outstanding (in thousands)	38,323	21,600	24,660	26,008	23,437	12,224	35,711	18,827	26,626	11,220
Investment Income Ratio *	2.60%	0.28%	2.12%	4.64%	0.63%	0.12%	2.76%	0.70%	0.16%	0.00%

Period ended December 31, 2010

Net Assets (in thousands)	$242,092	$235,996	$471,544	$363,805	$235,722	$109,598	$355,581	$273,458	$266,462	$139,754
Units Outstanding (in thousands)	29,259	18,698	21,206	27,289	18,038	12,702	28,708	16,716	21,671	9,144
Investment Income Ratio *	0.02%	0.48%	2.52%	1.30%	0.60%	0.66%	4.61%	0.82%	0.28%	0.00%

Period ended December 31, 2009

Net Assets (in thousands)	$146,000	$126,299	$365,183	$126,741	$130,124	$86,765	$214,583	$186,951	$218,614	$86,035
Units Outstanding (in thousands)	19,405	12,508	17,500	10,866	12,215	10,774	20,033	12,731	20,598	7,002
Investment Income Ratio *	4.87%	0.95%	4.93%	0.19%	1.26%	0.93%	2.64%	2.29%	0.31%	0.00%

Period ended December 31, 2008

Net Assets (in thousands)	$60,998	$57,615	$276,385	$8,743	$64,799	$40,233	$112,539	$108,750	$127,035	$37,620
Units Outstanding (in thousands)	10,133	7,519	14,923	906	7,952	6,154	13,737	10,061	14,671	4,076
Investment Income Ratio *	0.00%	1.19%	3.40%	0.00%	1.02%	0.00%	2.18%	0.42%	0.14%	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Ivy Asset Strategy Portfolio(b)	JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio(a)	JNL/M&G Global Leaders Portfolio(a)	JNL/MCM 10 x 10 Portfolio	JNL/MCM 25 Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$11.023491	$8.963371	$17.824941	$13.968818	$11.969985	$14.195139	$12.463550	$11.578144	$8.714196	$12.482322
Total Return *	13.09%	12.65%	12.11%	-0.18%	17.86%	3.83%	4.13%	11.29%	12.36%	13.07%
Ratio of Expenses **	3.61%	3.91%	3.61%	3.75%	3.61%	3.695%	3.545%	3.06%	3.145%	4.00%

Period ended December 31, 2011

Unit Value	$9.747802	$7.956627	$15.899613	$13.994311	$10.156056	$13.672144	$11.969358	$10.403556	$7.755443	$11.039085
Total Return *	-10.77%	-16.20%	-9.22%	5.80%	-20.66%	-9.08%	-14.95%	-14.33%	-5.11%	4.62%
Ratio of Expenses **	3.61%	3.91%	3.61%	3.75%	3.61%	3.695%	3.545%	3.06%	3.145%	4.00%

Period ended December 31, 2010

Unit Value	$10.923852	$9.494509	$17.514872	$13.226942	$12.800285	$15.037352	$14.073788	$12.143560	$8.173251	$10.552032
Total Return *	1.72%***	3.46%	21.14%	3.39%	17.59%	18.61%	18.80%	9.96%***	12.83%	18.03%
Ratio of Expenses **	3.61%	3.91%	3.61%	3.75%	3.61%	3.695%	3.545%	3.06%	3.145%	4.00%

Period ended December 31, 2009

Unit Value	$10.330943	$9.177295	$14.458073	$12.792920	$10.885966	$12.678476	$11.846888	$11.081543	$7.244035	$8.939833
Total Return *	0.07%***	25.18%	37.89%	-0.12%	65.65%	34.59%	0.00%***	9.79%***	20.73%	46.95%
Ratio of Expenses **	2.96%	3.91%	3.61%	3.75%	3.61%	3.695%	3.545%	2.895%	3.145%	4.00%

Period ended December 31, 2008

Unit Value	n/a	$7.331489	$10.484843	$12.808585	$6.571545	$9.420260	$8.374701	$8.306746	$6.000234	$6.083724
Total Return *	n/a	-46.62%	-46.41%	2.61%	-51.82%	-41.18%	12.01%***	6.85%***	-38.22%	-37.77%
Ratio of Expenses **	n/a	3.91%	3.61%	3.75%	3.61%	3.695%	2.295%	2.56%	3.145%	4.00%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***	Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.
(b)	Commencement of operations September 28, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Ivy Asset Strategy Portfolio(b)	JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio(a)	JNL/M&G Global Leaders Portfolio(a)	JNL/MCM 10 x 10 Portfolio	JNL/MCM 25 Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$12.060489	$13.804428	$29.002075	$22.689155	$14.388358	$21.174982	$13.882337	$12.634031	$9.785758	$18.710849
Total Return *	11.75%***	15.99%	9.41%***	2.61%	18.02%***	6.67%	6.82%	13.61%	14.69%	16.53%
Ratio of Expenses **	0.85%	1.00%	0.85%	1.00%	0.85%	1.00%	1.00%	1.00%	1.10%	1.00%

Period ended December 31, 2011

Unit Value	$10.338760	$11.901546	$24.544669	$22.112284	$11.774602	$19.851042	$12.995956	$11.120220	$8.532328	$16.057054
Total Return *	-8.41%	-13.73%	-6.83%	8.74%	-18.57%	-6.60%	-12.77%	-12.55%	-3.16%	7.79%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.10%	1.00%

Period ended December 31, 2010

Unit Value	$11.288377	$13.795686	$26.343380	$20.334353	$14.458958	$21.254205	$14.897910	$12.715963	$8.810460	$14.896187
Total Return *	8.72%	6.51%	24.35%	6.28%	20.70%	21.85%	21.86%	12.09%	15.16%	21.63%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.10%	1.00%

Period ended December 31, 2009

Unit Value	$10.383224	$12.952293	$21.185481	$19.133594	$11.979738	$17.443577	$12.225430	$11.344119	$7.650716	$12.247240
Total Return *	-0.96%***	28.87%	41.54%	2.66%	70.03%	38.26%	45.54%	36.06%	23.22%	51.42%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.10%	1.00%

Period ended December 31, 2008

Unit Value	n/a	$10.050436	$14.968151	$18.637360	$7.045604	$12.616145	$8.400224	$8.337377	$6.208784	$8.088140
Total Return *	n/a	-45.05%	-45.00%	5.47%	-50.55%	-39.57%	-5.59%***	-4.47%***	-35.78%***	-35.87%
Ratio of Expenses **	n/a	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.10%	1.00%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.
(b)	Commencement of operations September 28, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Ivy Asset Strategy Portfolio(b)	JNL/JPMorgan International Value Portfolio	JNL/ JPMorgan MidCap Growth Portfolio	JNL/ JPMorgan U.S. Government & Quality Bond Portfolio	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio(a)	JNL/M&G Global Leaders Portfolio(a)	JNL/MCM 10 x 10 Portfolio	JNL/MCM 25 Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$1,950,723	$312,525	$277,546	$825,483	$714,704	$202,356	$65,953	$38,757	$278,794	$601,581
Units Outstanding (in thousands)	165,395	24,334	11,186	40,223	51,917	10,391	4,867	3,136	29,123	34,602
Investment Income Ratio *	0.11%	4.69%	0.00%	2.32%	1.92%	0.26%	1.11%	1.10%	2.39%	2.21%

Period ended December 31, 2011

Net Assets (in thousands)	$1,322,819	$263,258	$199,952	$715,934	$738,739	$206,248	$54,019	$28,847	$244,930	$501,984
Units Outstanding (in thousands)	129,612	23,696	9,357	35,866	64,678	11,308	4,233	2,639	29,259	33,587
Investment Income Ratio *	0.15%	2.74%	0.00%	2.84%	1.00%	0.67%	0.20%	0.74%	1.49%	2.59%

Period ended December 31, 2010

Net Assets (in thousands)	$843,628	$302,225	$171,540	$491,104	$973,071	$196,396	$42,221	$22,109	$228,626	$487,532
Units Outstanding (in thousands)	75,384	23,388	7,588	26,522	69,140	10,055	2,870	1,761	26,356	35,167
Investment Income Ratio *	0.01%	2.81%	0.00%	2.71%	0.59%	0.52%	0.79%	0.50%	2.09%	2.46%

Period ended December 31, 2009

Net Assets (in thousands)	$157,832	$270,170	$115,417	$389,728	$531,698	$150,303	$23,031	$11,179	$172,516	$383,253
Units Outstanding (in thousands)	15,362	22,142	6,505	22,457	45,414	9,389	1,899	993	22,814	33,485
Investment Income Ratio *	0.00%	4.71%	0.00%	2.38%	2.38%	0.83%	0.74%	1.33%	4.71%	4.57%

Period ended December 31, 2008

Net Assets (in thousands)	n/a	$187,536	$64,780	$448,360	$148,734	$110,321	$552	$366	$88,276	$326,726
Units Outstanding (in thousands)	n/a	19,656	5,353	26,520	21,505	9,536	66	44	14,348	42,986
Investment Income Ratio *	n/a	1.94%	0.00%	2.87%	0.66%	1.22%	0.00%	0.17%	1.18%	3.13%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations October 6, 2008.
(b)	Commencement of operations September 28, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow 10 Portfolio	JNL/MCM Dow Dividend Portfolio	JNL/ MCM Dow Jones U.S. Contrarian Opportunities Index Portfolio(c)	JNL/MCM Emerging Markets Index Portfolio(b)	JNL/MCM European 30 Portfolio(a)	JNL/MCM Financial Sector Portfolio	JNL/MCM Global 15 Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$10.925875	$4.634014	$10.908085	$7.659550	$6.753516	$10.050283	$10.197331	$10.990367	$6.125976	$11.133770
Total Return *	-0.37%	15.94%	19.08%	6.89%	7.52%	-1.04%***	4.72%***	5.37%	21.64%	18.08%
Ratio of Expenses **	3.91%	3.71%	3.61%	4.00%	3.61%	2.495%	3.41%	3.05%	3.61%	4.00%

Period ended December 31, 2011

Unit Value	$10.966479	$3.996745	$9.160024	$7.166008	$6.280886	n/a	$8.995976	$10.430452	$5.036198	$9.429313
Total Return *	3.05%	-6.70%	2.77%	13.37%	2.03%	n/a	-1.25%***	-10.13%	-15.97%	-11.85%
Ratio of Expenses **	3.91%	3.71%	3.61%	4.00%	3.61%	n/a	2.76%	3.05%	3.61%	4.00%

Period ended December 31, 2010

Unit Value	$10.641541	$4.283972	$8.913488	$6.321014	$6.155755	n/a	n/a	$11.605989	$5.993357	$10.697139
Total Return *	1.81%	18.07%	23.58%***	19.77%	8.07%	n/a	n/a	-3.53%***	9.46%	10.19%
Ratio of Expenses **	3.91%	3.71%	3.61%	4.00%	3.61%	n/a	n/a	3.05%	3.61%	4.00%

Period ended December 31, 2009

Unit Value	$10.452001	$3.628383	$7.568376	$5.277655	$5.695866	n/a	n/a	$11.735781	$5.475175	$9.707498
Total Return *	1.69%	21.02%	28.48%	11.33%	15.99%	n/a	n/a	6.88%***	14.41%	25.92%
Ratio of Expenses **	3.91%	3.71%	3.56%	4.00%	3.61%	n/a	n/a	2.91%	3.61%	4.00%

Period ended December 31, 2008

Unit Value	$10.278779	$2.998232	$5.890476	$4.740586	$4.910643	n/a	n/a	$8.579682	$4.785452	$7.709450
Total Return *	-0.28%	-41.84%	-33.70%	-48.14%	-42.83%***	n/a	n/a	-9.36%***	-52.39%	-50.53%
Ratio of Expenses **	3.91%	3.71%	3.56%	4.00%	3.61%	n/a	n/a	2.295%	3.61%	4.00%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.
(b)	Commencement of operations August 29, 2011.
(c)	Commencement of operations April 30, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow 10 Portfolio	JNL/MCM Dow Dividend Portfolio	JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Portfolio(c)	JNL/MCM Emerging Markets Index Portfolio(b)	JNL/MCM European 30 Portfolio(a)	JNL/MCM Financial Sector Portfolio	JNL/MCM Global 15 Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$15.281543	$6.681961	$15.836182	$11.481733	$8.098080	$10.145041	$10.531939	$11.986924	$8.714376	$16.689518
Total Return *	-0.46%***	19.14%	1.63%***	10.15%	10.38%	0.80%***	7.18%***	0.27%***	24.86%	21.68%
Ratio of Expenses **	0.85%	1.00%	0.85%	1.00%	1.00%	1.10%	1.00%	1.00%	1.00%	1.00%

Period ended December 31, 2011

Unit Value	$14.655253	$5.608553	$12.695583	$10.423578	$7.336783	n/a	$10.354126	$11.108943	$6.979045	$13.715652
Total Return *	6.09%	-4.15%	5.48%	16.81%	4.72%	n/a	16.86%***	-8.37%	-13.75%	-9.17%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	n/a	1.15%	1.10%	1.00%	1.00%

Period ended December 31, 2010

Unit Value	$13.814234	$5.851318	$12.036436	$8.923432	$7.005860	n/a	n/a	$12.123107	$8.092060	$15.101143
Total Return *	4.82%	21.31%	21.54%	23.42%	10.93%	n/a	n/a	1.02%	12.36%	13.55%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	n/a	n/a	1.10%	1.00%	1.00%

Period ended December 31, 2009

Unit Value	$13.179022	$4.823358	$9.903635	$7.230299	$6.315424	n/a	n/a	$12.001143	$7.202118	$13.299024
Total Return *	4.70%	24.34%	31.82%	14.72%	19.06%	n/a	n/a	7.56%***	17.44%	29.75%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	n/a	n/a	1.10%	1.00%	1.00%

Period ended December 31, 2008

Unit Value	$12.587951	$3.879092	$7.513185	$6.302564	$5.304558	n/a	n/a	$8.602749	$6.132779	$10.249580
Total Return *	2.66%	-40.24%	-31.98%	-46.57%	-49.87%	n/a	n/a	-7.01%***	-51.14%	-49.03%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	n/a	n/a	1.15%	1.00%	1.00%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.
(b)	Commencement of operations August 29, 2011.
(c)	Commencement of operations April 30, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow 10 Portfolio	JNL/MCM Dow Dividend Portfolio	JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Portfolio(c)	JNL/MCM Emerging Markets Index Portfolio(b)	JNL/MCM European 30 Portfolio(a)	JNL/MCM Financial Sector Portfolio	JNL/MCM Global 15 Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$594,553	$92,760	$215,723	$462,836	$357,333	$6,762	$208,650	$28,206	$216,488	$419,858
Units Outstanding (in thousands)	42,018	15,049	15,046	43,454	45,879	669	19,953	2,405	26,845	27,156
Investment Income Ratio *	2.11%	2.54%	0.49%	0.00%	3.01%	0.00%	0.06%	3.88%	1.00%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	$597,160	$53,185	$107,189	$491,868	$296,678	n/a	$3,375	$19,793	$151,291	$400,433
Units Outstanding (in thousands)	43,197	10,225	9,082	50,814	41,857	n/a	374	1,806	23,421	31,453
Investment Income Ratio *	2.94%	2.69%	0.56%	0.00%	3.10%	n/a	0.00%	1.93%	0.79%	0.00%

Period ended December 31, 2010

Net Assets (in thousands)	$533,405	$59,388	$74,764	$376,875	$253,764	n/a	n/a	$16,887	$172,834	$522,951
Units Outstanding (in thousands)	40,776	10,912	6,641	45,320	37,321	n/a	n/a	1,406	22,949	37,238
Investment Income Ratio *	2.62%	2.66%	0.53%	0.00%	2.92%	n/a	n/a	0.07%	1.25%	0.00%

Period ended December 31, 2009

Net Assets (in thousands)	$466,312	$39,177	$33,163	$338,274	$231,277	n/a	n/a	$12,296	$139,933	$571,293
Units Outstanding (in thousands)	37,262	8,725	3,576	50,000	37,582	n/a	n/a	1,030	20,881	45,965
Investment Income Ratio *	3.09%	4.96%	0.68%	0.00%	7.43%	n/a	n/a	5.88%	1.78%	0.00%

Period ended December 31, 2008

Net Assets (in thousands)	$314,498	$27,618	$22,306	$335,675	$187,965	n/a	n/a	$393	$72,120	$523,597
Units Outstanding (in thousands)	26,242	7,623	3,172	56,632	36,151	n/a	n/a	46	12,618	54,392
Investment Income Ratio *	4.39%	4.39%	0.34%	0.00%	0.45%	n/a	n/a	0.76%	1.76%	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations October 6, 2008.
(b)	Commencement of operations August 29, 2011.
(c)	Commencement of operations April 30, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Global Alpha Portfolio(b)	JNL/MCM Healthcare Sector Portfolio	JNL/MCM Index 5 Portfolio	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio	JNL/MCM NYSE International 25 Portfolio	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio(a)

Highest expense ratio
Period ended December 31, 2012

Unit Value	$9.635187	$11.182591	$9.239827	$11.856901	$10.396853	$8.366950	$11.180078	$6.088157	$23.788550	$12.992143
Total Return *	-4.65%	14.34%	9.90%	13.50%	13.75%	10.15%	15.40%	7.72%	0.34%	8.64%
Ratio of Expenses **	2.845%	3.61%	3.61%	3.895%	3.695%	3.695%	3.61%	3.61%	3.91%	3.06%

Period ended December 31, 2011

Unit Value	$10.104784	$9.780146	$8.407176	$10.446888	$9.140074	$7.595955	$9.687756	$5.651868	$23.708642	$11.959022
Total Return *	0.00%	6.96%	-5.55%	-15.61%	-5.61%	-13.10%	-1.62%	-26.55%	-0.68%	-4.82%
Ratio of Expenses **	2.845%	3.61%	3.61%	3.895%	3.695%	3.695%	3.61%	3.61%	3.91%	3.06%

Period ended December 31, 2010

Unit Value	$10.104302	$9.143940	$8.900767	$12.378630	$9.683474	$8.741516	$9.847499	$7.694809	$23.870558	$12.565053
Total Return *	2.13%***	0.19%***	11.68%	2.73%	12.86%	9.55%	13.04%	-1.36%	14.54%	9.49%
Ratio of Expenses **	2.845%	3.61%	3.61%	3.895%	3.695%	3.695%	3.61%	3.61%	3.91%	3.06%

Period ended December 31, 2009

Unit Value	$9.811293	$9.126428	$7.970029	$12.049528	$8.580057	$7.979799	$8.711518	$7.801081	$20.840162	$11.475909
Total Return *	-2.51%***	16.12%	2.11%***	24.34%	19.63%	32.73%	29.35%	0.08%***	15.48%	16.00%***
Ratio of Expenses **	2.71%	3.56%	3.61%	3.895%	3.695%	3.695%	3.61%	3.61%	3.91%	3.06%

Period ended December 31, 2008

Unit Value	n/a	$7.859728	$6.641190	$9.690621	$7.171980	$6.012211	$6.734775	$5.970626	$18.046281	$9.546820
Total Return *	n/a	-25.89%	-29.78%***	-45.10%	-44.62%	-48.04%	-43.59%	-47.72%	-40.25%	12.07%***
Ratio of Expenses **	n/a	3.56%	3.26%	3.895%	3.695%	3.695%	3.61%	3.36%	3.91%	2.36%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.
(b)	Commencement of operations September 28, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Global Alpha Portfolio(b)	JNL/MCM Healthcare Sector Portfolio	JNL/MCM Index 5 Portfolio	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio	JNL/MCM NYSE International 25 Portfolio	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio(a)

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$10.282233	$16.234801	$10.654331	$16.284647	$12.982674	$10.014324	$14.035644	$7.060098	$35.958048	$14.176805
Total Return *	-0.24%***	-3.43%***	12.71%	16.84%	16.87%	13.17%	-1.15%***	10.58%	-2.23%***	10.91%
Ratio of Expenses **	0.85%	0.85%	1.10%	1.00%	1.00%	1.00%	0.85%	1.00%	0.85%	1.00%

Period ended December 31, 2011

Unit Value	$10.510301	$13.555164	$9.453252	$13.937538	$11.108993	$8.849116	$11.702614	$6.384835	$34.109903	$12.782667
Total Return *	1.76%	9.78%	-3.15%	-13.13%	-3.04%	-10.74%	0.97%	-24.61%	2.25%	-2.85%
Ratio of Expenses **	1.10%	1.00%	1.10%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Period ended December 31, 2010

Unit Value	$10.328476	$12.347713	$9.760839	$16.044721	$11.457330	$9.913614	$11.590048	$8.469371	$33.360487	$13.157268
Total Return *	4.84%	2.84%	14.52%	5.75%	15.94%	12.54%	16.03%	1.25%	17.92%	11.77%
Ratio of Expenses **	1.10%	1.00%	1.10%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Period ended December 31, 2009

Unit Value	$9.852047	$12.006527	$8.523506	$15.172458	$9.881825	$8.809122	$9.988556	$8.365151	$28.289917	$11.771783
Total Return *	-2.14%***	19.77%	23.79%	27.99%	22.90%	36.35%	32.77%	34.69%	18.89%	29.12%***
Ratio of Expenses **	1.10%	1.00%	1.10%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Period ended December 31, 2008

Unit Value	n/a	$10.024957	$6.885272	$11.853967	$8.040449	$6.460537	$7.523099	$6.210757	$23.795171	$9.573796
Total Return *	n/a	-23.97%	-28.18%***	-43.49%	-43.11%	-46.62%	-26.43%***	-40.36%***	-38.48%	0.87%***
Ratio of Expenses **	n/a	1.00%	1.10%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.15%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.
(b)	Commencement of operations September 28, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Global Alpha Portfolio(b)	JNL/MCM Healthcare Sector Portfolio	JNL/MCM Index 5 Portfolio	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio	JNL/MCM NYSE International 25 Portfolio	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio(a)

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$46,259	$405,054	$492,250	$519,993	$2,718,584	$340,858	$239,760	$71,565	$841,333	$53,928
Units Outstanding (in thousands)	4,587	27,468	47,205	33,781	219,540	35,365	18,134	10,481	25,822	3,884
Investment Income Ratio *	0.00%	0.90%	1.58%	2.80%	2.90%	2.84%	0.25%	3.90%	1.10%	1.89%

Period ended December 31, 2011

Net Assets (in thousands)	$50,622	$252,885	$380,323	$407,505	$2,666,784	$325,680	$147,276	$66,407	$796,202	$41,344
Units Outstanding (in thousands)	4,865	20,056	40,956	30,833	250,692	38,068	13,156	10,686	25,205	3,288
Investment Income Ratio *	0.78%	0.93%	1.04%	2.60%	3.14%	1.82%	0.58%	1.97%	0.76%	1.51%

Period ended December 31, 2010

Net Assets (in thousands)	$38,606	$159,186	$302,372	$473,953	$3,150,482	$408,700	$113,840	$95,366	$593,299	$35,549
Units Outstanding (in thousands)	3,759	13,810	31,427	31,092	285,784	42,419	10,220	11,519	19,159	2,735
Investment Income Ratio *	0.00%	1.06%	1.14%	1.94%	2.09%	2.00%	0.21%	2.20%	1.08%	0.00%

Period ended December 31, 2009

Net Assets (in thousands)	$6,516	$151,086	$181,699	$448,711	$3,112,603	$394,466	$84,029	$79,880	$434,345	$15,722
Units Outstanding (in thousands)	662	13,468	21,566	31,012	325,622	45,827	8,721	9,719	16,524	1,345
Investment Income Ratio *	0.00%	1.37%	1.43%	2.71%	3.69%	2.75%	0.00%	4.80%	0.98%	2.92%

Period ended December 31, 2008

Net Assets (in thousands)	n/a	$118,315	$56,123	$296,336	$2,750,040	$288,762	$52,148	$50,700	$303,559	$489
Units Outstanding (in thousands)	n/a	12,595	8,223	26,077	351,715	45,495	7,151	8,265	13,755	51
Investment Income Ratio *	n/a	0.82%	1.35%	2.07%	2.19%	0.01%	0.02%	0.01%	0.56%	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations October 6, 2008.
(b)	Commencement of operations September 28, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM S&P 10 Portfolio	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$6.452944	$9.719095	$14.362100	$9.479910	$10.408048	$10.570237	$12.475036	$5.553673	$8.584787	$10.029364
Total Return *	14.97%	7.94%	12.75%	10.95%	9.80%	11.35%	11.45%	7.17%	5.19%	8.26%
Ratio of Expenses **	4.00%	3.26%	3.895%	3.895%	3.61%	4.00%	3.895%	3.71%	3.695%	3.51%

Period ended December 31, 2011

Unit Value	$5.612705	$9.004054	$12.737916	$8.544069	$9.479046	$9.493188	$11.193412	$5.182166	$8.160986	$9.264238
Total Return *	-18.75%	1.55%	-5.87%	-2.40%	-10.98%	-2.61%	-7.98%	-3.95%	-25.77%	-6.98%
Ratio of Expenses **	4.00%	3.26%	3.895%	3.895%	3.61%	4.00%	3.895%	3.71%	3.695%	3.51%

Period ended December 31, 2010

Unit Value	$6.908329	$8.866352	$13.532357	$8.753917	$10.648049	$9.747222	$12.164682	$5.395146	$10.994154	$9.958882
Total Return *	7.04%	12.82%	21.03%	10.07%	16.48%	10.71%	21.50%	8.02%	18.01%	11.34%
Ratio of Expenses **	4.00%	3.26%	3.895%	3.895%	3.61%	4.00%	3.895%	3.71%	3.695%	3.51%

Period ended December 31, 2009

Unit Value	$6.454163	$7.858512	$11.181316	$7.953366	$9.141570	$8.803901	$10.012294	$4.994363	$9.316264	$8.944430
Total Return *	15.06%	15.03%	32.76%	21.16%	13.44%***	0.78%	22.51%	57.85%	10.52%	19.68%
Ratio of Expenses **	4.00%	3.26%	3.895%	3.895%	3.61%	4.00%	3.895%	3.71%	3.695%	3.51%

Period ended December 31, 2008

Unit Value	$5.609372	$6.831992	$8.422212	$6.564522	$5.911605	$8.735721	$8.172661	$3.163917	$8.429241	$7.473857
Total Return *	-51.61%	-5.28%***	-39.97%	-40.02%	-32.38%	-42.41%	-37.41%	-45.48%	-49.35%	-44.76%
Ratio of Expenses **	4.00%	3.26%	3.895%	3.895%	3.145%	4.00%	3.895%	3.71%	3.695%	3.51%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)
	JNL/MCM S&P 10 Portfolio	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$9.672941	$11.300460	$20.050957	$13.234863	$12.069629	$15.844829	$17.416440	$8.171569	$10.719987	$12.334237
Total Return *	18.48%	10.42%	2.44%***	1.28%***	12.71%	14.75%	3.62%***	-6.20%***	8.07%	11.02%
Ratio of Expenses **	1.00%	1.00%	0.85%	0.85%	1.00%	1.00%	0.85%	0.85%	1.00%	1.00%

Period ended December 31, 2011

Unit Value	$8.164092	$10.234481	$16.994019	$11.398882	$10.708353	$13.808602	$14.933609	$7.272040	$9.919046	$11.109677
Total Return *	-16.29%	3.87%	-3.11%	0.46%	-8.63%	0.35%	-5.29%	-1.32%	-23.75%	-4.62%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Period ended December 31, 2010

Unit Value	$9.752472	$9.853359	$17.540101	$11.346466	$11.719891	$13.760192	$15.767515	$7.369022	$13.008158	$11.647737
Total Return *	10.30%	15.40%	24.58%	13.30%	19.56%	14.09%	25.07%	10.99%	21.23%	14.17%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Period ended December 31, 2009

Unit Value	$8.842030	$8.538156	$14.079208	$10.014643	$9.802589	$12.061163	$12.607306	$6.639203	$10.729784	$10.202293
Total Return *	18.56%	17.65%	36.66%	24.72%	59.98%	3.85%	26.11%	62.19%	13.54%	22.72%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Period ended December 31, 2008

Unit Value	$7.457573	$7.257030	$10.302385	$8.029980	$6.127313	$11.614036	$9.997206	$4.093468	$9.450010	$8.313699
Total Return *	-50.13%	-22.00%***	-38.21%	-38.26%	-25.70%***	-40.65%	-35.58%	-43.98%	-47.97%	-39.16%***
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM S&P 10 Portfolio	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$264,824	$63,317	$607,048	$1,285,269	$181,031	$250,923	$559,727	$393,847	$357,999	$230,850
Units Outstanding (in thousands)	29,602	5,802	32,654	103,714	15,483	17,075	34,612	53,038	35,092	19,597
Investment Income Ratio *	0.00%	0.48%	1.08%	1.74%	0.84%	0.14%	1.82%	0.28%	0.06%	1.98%

Period ended December 31, 2011

Net Assets (in thousands)	$205,874	$53,979	$463,970	$892,032	$158,327	$239,195	$411,164	$313,873	$366,236	$244,474
Units Outstanding (in thousands)	27,137	5,444	28,874	81,632	15,191	18,646	29,011	46,394	38,660	22,972
Investment Income Ratio *	0.00%	0.50%	0.63	1.83%	0.71%	0.99%	0.77%	0.20%	0.00%	1.31%

Period ended December 31, 2010

Net Assets (in thousands)	$289,551	$45,375	$465,805	$811,001	$174,748	$278,923	$444,511	$272,752	$547,478	$285,252
Units Outstanding (in thousands)	31,893	4,730	27,996	74,196	15,266	21,759	29,615	39,671	43,841	25,456
Investment Income Ratio *	0.00%	0.31%	0.70%	1.42%	0.09%	0.49%	0.65%	0.17%	0.60%	2.32%

Period ended December 31, 2009

Net Assets (in thousands)	$320,366	$32,401	$359,664	$662,896	$123,129	$288,802	$363,256	$225,292	$524,476	$282,986
Units Outstanding (in thousands)	38,784	3,884	26,849	68,254	12,792	25,618	30,126	36,401	50,623	28,696
Investment Income Ratio *	0.00%	0.24%	1.26%	1.69%	1.07%	0.93%	0.93%	0.12%	0.13%	1.73%

Period ended December 31, 2008

Net Assets (in thousands)	$319,741	$25,914	$235,462	$352,980	$40,940	$298,383	$193,801	$49,761	$517,873	$228,217
Units Outstanding (in thousands)	45,660	3,643	23,887	45,784	6,769	27,339	20,221	13,023	56,424	28,250
Investment Income Ratio *	0.00%	0.00%	1.06%	1.65%	0.01%	0.28%	1.28%	0.02%	0.30%	1.50%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Morgan Stanley Mid Cap Growth Portfolio(b)	JNL/ Neuberger Berman Strategic Income Portfolio(b)	JNL/ Oppenheimer Global Growth Portfolio	JNL/PIMCO Real Return Portfolio	JNL/PIMCO Total Return Bond Portfolio	JNL/PPM America Floating Rate Income Portfolio	JNL/PPM America High Yield Bond Portfolio	JNL/PPM America Mid Cap Value Portfolio(a)	JNL/PPM America Small Cap Value Portfolio(a)	JNL/PPM America Value Equity Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$9.405834	$10.341022	$11.657821	$13.172528	$13.930277	$10.204321	$13.399916	$9.884915	$10.018823	$13.192250
Total Return *	1.41%***	3.61%***	16.25%	4.58%	3.93%	4.52%	12.60%	12.29%	15.43%	11.55%
Ratio of Expenses **	2.845%	2.845%	3.61%	3.61%	3.91%	3.11%	3.61%	3.61%	3.61%	3.61%

Period ended December 31, 2011

Unit Value	n/a	n/a	$10.027837	$12.596112	$13.403110	$9.763142	$11.900255	$8.802847	$8.679633	$11.826380
Total Return *	n/a	n/a	-11.47%	7.76%	0.82%	3.18%***	0.97%	-10.69%	-11.28%	-8.61%
Ratio of Expenses **	n/a	n/a	3.61%	3.61%	3.91%	3.11%	3.61%	3.61%	3.61%	3.61%

Period ended December 31, 2010

Unit Value	n/a	n/a	$11.326454	$11.688683	$13.294261	n/a	$11.785726	$9.855985	$9.782878	$12.941093
Total Return *	n/a	n/a	11.29%	0.26%***	3.45%	n/a	11.53%	24.98%	23.18%	9.65%***
Ratio of Expenses **	n/a	n/a	3.61%	3.61%	3.91%	n/a	3.61%	3.61%	3.61%	3.61%

Period ended December 31, 2009

Unit Value	n/a	n/a	$10.177547	$11.271641	$12.851486	n/a	$10.567026	$7.885776	$7.941697	$11.592092
Total Return *	n/a	n/a	34.48%	13.16%	11.03%	n/a	41.12%	2.89%***	6.35%***	39.59%
Ratio of Expenses **	n/a	n/a	3.61%	3.545%	3.91%	n/a	3.61%	3.61%	3.61%	3.51%

Period ended December 31, 2008

Unit Value	n/a	n/a	$7.568122	$9.960680	$11.574992	n/a	$7.488176	$5.576767	$6.178402	$8.304331
Total Return *	n/a	n/a	-42.96%	-11.52%***	-3.45%	n/a	-33.21%	-47.15%***	-33.43%***	-49.03%
Ratio of Expenses **	n/a	n/a	3.61%	3.545%	3.91%	n/a	3.61%	2.91%	2.91%	3.51%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**	Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
***	Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations March 31, 2008.
(b)	Commencement of operations April 30, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Morgan Stanley Mid Cap Growth Portfolio(b)	JNL/Neuberger Berman Strategic Income Portfolio(b)	JNL/ Oppenheimer Global Growth Portfolio	JNL/PIMCO Real Return Portfolio	JNL/PIMCO Total Return Bond Portfolio	JNL/PPM America Floating Rate Income Portfolio	JNL/PPM America High Yield Bond Portfolio	JNL/PPM America Mid Cap Value Portfolio(a)	JNL/PPM America Small Cap Value Portfolio(a)	JNL/PPM America Value Equity Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$9.516360	$10.462631	$15.809947	$15.526658	$21.935375	$10.674570	$20.180869	$11.270586	$11.342241	$20.542233
Total Return *	5.43%***	0.97%***	19.34%	2.48%***	0.51%***	4.60%***	10.59%***	12.87%***	18.49%	14.39%
Ratio of Expenses **	1.10%	1.10%	1.00%	0.85%	0.85%	0.85%	0.85%	0.85%	1.00%	1.10%

Period ended December 31, 2011

Unit Value	n/a	n/a	$13.248085	$14.335478	$20.048385	$9.970069	$17.085087	$9.672001	$9.572316	$17.957638
Total Return *	n/a	n/a	-9.13%	10.61%	3.79%	-1.04%***	3.63%	-8.42%	12.25%***	-6.30%
Ratio of Expenses **	n/a	n/a	1.00%	1.00%	1.00%	1.00%	1.00%	1.10%	1.00%	1.10%

Period ended December 31, 2010

Unit Value	n/a	n/a	$14.579247	$12.960938	$19.316750	n/a	$16.486250	$10.561409	$10.483034	$19.164505
Total Return *	n/a	n/a	14.23%	6.65%	6.50%	n/a	14.48%	28.16%	26.31%	16.17%
Ratio of Expenses **	n/a	n/a	1.00%	1.00%	1.00%	n/a	1.00%	1.10%	1.10%	1.10%

Period ended December 31, 2009

Unit Value	n/a	n/a	$12.762875	$12.152635	$18.137786	n/a	$14.400860	$8.240756	$8.299179	$16.496448
Total Return *	n/a	n/a	38.04%	16.08%	14.31%	n/a	44.85%	45.77%	32.51%	43.00%
Ratio of Expenses **	n/a	n/a	1.00%	1.00%	1.00%	n/a	1.00%	1.10%	1.10%	1.10%

Period ended December 31, 2008

Unit Value	n/a	n/a	$9.246087	$10.469333	$15.867781	n/a	$9.942050	$5.653172	$6.263202	$11.536294
Total Return *	n/a	n/a	-41.45%	-8.88%***	-0.60%	n/a	-31.44%	-47.05%***	-40.61%***	-47.79%
Ratio of Expenses **	n/a	n/a	1.00%	1.00%	1.00%	n/a	1.00%	1.10%	1.10%	1.10%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**	Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
***	Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations March 31, 2008.
(b)	Commencement of operations April 30, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Morgan Stanley Mid Cap Growth Portfolio(b)	JNL/Neuberger Berman Strategic Income Portfolio(b)	JNL/ Oppenheimer Global Growth Portfolio	JNL/PIMCO Real Return Portfolio	JNL/PIMCO Total Return Bond Portfolio	JNL/PPM America Floating Rate Income Portfolio	JNL/PPM America High Yield Bond Portfolio	JNL/PPM America Mid Cap Value Portfolio(a)	JNL/PPM America Small Cap Value Portfolio(a)	JNL/PPM America Value Equity Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$11,508	$66,681	$375,828	$2,175,079	$4,251,064	$278,372	$1,362,796	$115,388	$94,059	$112,314
Units Outstanding (in thousands)	1,212	6,393	25,292	146,138	215,752	26,438	75,591	10,587	8,512	6,164
Investment Income Ratio *	0.67%	0.00%	1.07%	2.08%	2.19%	3.34%	6.26%	0.37%	1.01%	1.33%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	$284,666	$1,526,239	$2,980,927	$129,210	$870,828	$87,886	$65,195	$97,154
Units Outstanding (in thousands)	n/a	n/a	22,760	109,600	161,304	13,038	55,802	9,255	6,964	6,104
Investment Income Ratio *	n/a	n/a	0.62%	0.99%	3.19%	0.00%	6.97%	0.10%	0.19%	1.12%

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	$247,329	$972,580	$2,500,105	n/a	$721,610	$83,276	$58,322	$106,819
Units Outstanding (in thousands)	n/a	n/a	17,907	76,831	140,076	n/a	47,902	8,009	5,650	6,283
Investment Income Ratio *	n/a	n/a	0.85%	1.48%	2.29%	n/a	7.60%	0.00%	0.21%	1.21%

Period ended December 31, 2009

Net Assets (in thousands)	n/a	n/a	$173,881	$694,975	$1,673,846	n/a	$491,310	$19,225	$14,748	$88,889
Units Outstanding (in thousands)	n/a	n/a	14,359	58,299	99,987	n/a	37,428	2,359	1,795	6,119
Investment Income Ratio *	n/a	n/a	1.69%	2.99%	3.12%	n/a	8.55%	0.71%	0.61%	5.72%

Period ended December 31, 2008

Net Assets (in thousands)	n/a	n/a	$104,997	$423,346	$871,072	n/a	$172,415	$3,373	$4,763	$55,567
Units Outstanding (in thousands)	n/a	n/a	11,924	41,005	59,558	n/a	19,370	599	764	5,526
Investment Income Ratio *	n/a	n/a	1.34%	1.51%	4.36%	n/a	8.88%	0.72%	0.90%	2.47%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations March 31, 2008.
(b)	Commencement of operations April 30, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Red Rocks Listed Private Equity Portfolio(a)	JNL/S&P 4 Portfolio	JNL/S&P Competitive Advantage Portfolio	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio	JNL/S&P Managed Aggressive Growth Portfolio	JNL/S&P Managed Conservative Portfolio	JNL/S&P Managed Growth Portfolio	JNL/S&P Managed Moderate Portfolio	JNL/S&P Managed Moderate Growth Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$9.703725	$11.228262	$12.213561	$11.216816	$11.566954	$11.296479	$10.835956	$11.601845	$11.289240	$11.318630
Total Return *	25.76%	12.10%	12.48%	8.90%	10.05%	11.57%	4.82%	11.03%	6.89%	9.26%
Ratio of Expenses **	3.51%	3.61%	3.61%	3.51%	3.61%	3.75%	3.695%	3.80%	3.695%	4.01%

Period ended December 31, 2011

Unit Value	$7.716122	$10.016290	$10.858481	$10.299783	$10.510325	$10.125196	$10.337958	$10.449663	$10.561571	$10.359662
Total Return *	-20.79%	2.12%	6.62%	8.56%	2.75%	-8.29%	-0.61%	-6.74%	-2.81%	-5.14%
Ratio of Expenses **	3.51%	3.61%	3.61%	3.51%	3.61%	3.75%	3.695%	3.80%	3.695%	4.01%

Period ended December 31, 2010

Unit Value	$9.741513	$9.807963	$10.184414	$9.488017	$10.229163	$11.040307	$10.401392	$11.205082	$10.867131	$10.920968
Total Return *	8.76%***	9.76%	8.63%	14.16%	10.33%	12.78%	4.76%	11.79%	7.27%	8.73%
Ratio of Expenses **	3.51%	3.61%	3.61%	3.51%	3.61%	3.75%	3.695%	3.80%	3.695%	4.01%

Period ended December 31, 2009

Unit Value	$8.002272	$8.935882	$9.375145	$8.310996	$9.271159	$9.789636	$9.929091	$10.023459	$10.131046	$10.043857
Total Return *	8.22%***	36.82%	9.43%***	39.26%***	13.04%***	26.22%	9.41%	23.29%	14.32%	18.60%
Ratio of Expenses **	3.36%	3.61%	3.61%	3.51%	3.61%	3.75%	3.695%	3.80%	3.695%	4.01%

Period ended December 31, 2008

Unit Value	$5.901213	$6.531198	$6.765550	$6.991175	$6.144531	$7.755799	$9.075254	$8.130179	$8.861798	$8.468455
Total Return *	-24.84%***	-31.69%***	-28.46%***	-23.25%***	-33.54%***	-41.40%	-16.88%	-37.77%	-24.10%	-30.35%
Ratio of Expenses **	3.095%	3.61%	3.26%	3.26%	3.26%	3.75%	3.695%	3.80%	3.695%	4.01%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**	Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
***	Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Red Rocks Listed Private Equity Portfolio(a)	JNL/S&P 4 Portfolio	JNL/S&P Competitive Advantage Portfolio	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio	JNL/S&P Managed Aggressive Growth Portfolio	JNL/S&P Managed Conservative Portfolio	JNL/S&P Managed Growth Portfolio	JNL/S&P Managed Moderate Portfolio	JNL/S&P Managed Moderate Growth Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$10.861040	$12.917126	$13.944943	$12.742209	$13.207260	$16.943113	$13.530606	$17.526999	$14.096669	$17.636234
Total Return *	20.39%***	1.46%***	15.46%	11.68%	12.97%	14.69%	7.69%	14.19%	9.82%	12.60%
Ratio of Expenses **	0.85%	0.85%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Period ended December 31, 2011

Unit Value	$8.368520	$11.140221	$12.077498	$11.409605	$11.690770	$14.773287	$12.564577	$15.349276	$12.836407	$15.662054
Total Return *	-18.78%	12.09%***	9.43%	11.31%	5.46%	-5.74%	2.10%	-4.10%	-0.16%***	-2.25%***
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Period ended December 31, 2010

Unit Value	$10.303812	$10.595861	$11.036703	$10.250525	$11.085669	$15.672705	$12.306413	$16.005626	$12.777857	$15.820096
Total Return *	25.06%	12.55%	11.50%	17.06%	13.25%	15.92%	7.62%	14.96%	10.09%	11.94%
Ratio of Expenses **	1.00%	1.10%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.10%	1.10%

Period ended December 31, 2009

Unit Value	$8.239112	$9.414414	$9.897945	$8.756332	$9.788398	$13.520264	$11.435228	$13.922400	$11.607218	$14.132179
Total Return *	38.93%	40.30%	48.51%***	38.48%***	74.12%***	29.74%	16.10%***	26.79%	17.33%	22.11%
Ratio of Expenses **	1.00%	1.10%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.10%	1.10%

Period ended December 31, 2008

Unit Value	$5.930376	$6.710374	$6.924855	$7.155794	$6.289289	$10.420786	$10.131175	$10.980959	$9.892894	$11.573735
Total Return *	-31.82%***	-28.15%***	-24.77%***	-22.85%***	-31.17%***	-39.76%	-14.69%	-36.00%	-22.10%	-28.30%
Ratio of Expenses **	1.00%	1.10%	1.10%	1.10%	1.10%	1.00%	1.10%	1.00%	1.10%	1.10%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**	Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
***	Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Red Rocks Listed Private Equity Portfolio(a)	JNL/S&P 4 Portfolio	JNL/S&P Competitive Advantage Portfolio	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio	JNL/S&P Managed Aggressive Growth Portfolio	JNL/S&P Managed Conservative Portfolio	JNL/S&P Managed Growth Portfolio	JNL/S&P Managed Moderate Portfolio	JNL/S&P Managed Moderate Growth Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$346,531	$1,217,212	$293,492	$822,731	$230,392	$988,005	$1,688,160	$3,014,831	$2,671,615	$4,454,811
Units Outstanding (in thousands)	32,794	97,619	21,654	66,373	17,949	62,719	130,695	184,990	197,840	272,199
Investment Income Ratio *	0.00%	1.89%	0.65%	1.67%	0.91%	0.94%	2.59%	1.27%	1.88%	1.55%

Period ended December 31, 2011

Net Assets (in thousands)	$308,657	$956,114	$153,398	$529,069	$197,440	$748,866	$1,187,614	$2,273,056	$1,942,414	$3,240,548
Units Outstanding (in thousands)	37,524	87,824	12,987	47,429	17,293	54,285	98,525	158,754	157,318	222,293
Investment Income Ratio *	8.66%	4.94%	1.01%	1.84%	0.97%	0.66%	2.39%	0.73%	1.97%	1.64%

Period ended December 31, 2010

Net Assets (in thousands)	$279,890	$797,263	$83,408	$216,196	$105,541	$694,558	$886,035	$1,946,317	$1,514,845	$2,629,579
Units Outstanding (in thousands)	27,501	76,365	7,689	21,452	9,700	47,392	74,750	130,135	122,023	176,006
Investment Income Ratio *	0.25%	0.00%	0.75%	1.79%	0.75%	0.76%	2.60%	1.05%	2.16%	1.39%

Period ended December 31, 2009

Net Assets (in thousands)	$111,569	$592,013	$88,880	$79,218	$86,341	$508,673	$572,713	$1,329,575	$930,311	$1,625,059
Units Outstanding (in thousands)	13,636	63,553	9,096	9,158	8,941	40,161	51,869	102,211	82,390	122,140
Investment Income Ratio *	5.63%	1.22%	0.02%	0.04%	0.03%	2.48%	2.03%	2.25%	1.53%	0.85%

Period ended December 31, 2008

Net Assets (in thousands)	$12,102	$255,729	$26,645	$33,656	$29,551	$334,779	$374,871	$721,594	$511,031	$902,365
Units Outstanding (in thousands)	2,044	38,346	3,872	4,731	4,725	34,273	38,038	70,370	53,018	83,111
Investment Income Ratio *	0.97%	0.01%	1.47%	4.82%	1.24%	0.37%	4.19%	0.55%	4.00%	2.28%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio	JNL/UBS Large Cap Select Growth Portfolio	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$9.780077	$22.116964	$34.241931	$9.189697	$12.209024	$19.008526	$20.737850	$8.315507	$17.537698
Total Return *	17.50%	14.27%	9.22%	-1.20%	14.74%	6.68%	5.98%	-3.69%	12.11%
Ratio of Expenses **	3.61%	3.91%	3.91%	3.61%	3.91%	3.61%	3.80%	3.75%	3.70%

Period ended December 31, 2011

Unit Value	$8.323496	$19.355494	$31.351508	$9.301062	$10.640263	$17.818001	$19.567657	$8.634066	$15.643046
Total Return *	-8.75%	-4.96%	-5.23%	-2.21%	-5.82%	-2.81%	-0.57%	-3.67%	-5.61%
Ratio of Expenses **	3.61%	3.91%	3.91%	3.61%	3.91%	3.61%	3.80%	3.75%	3.70%

Period ended December 31, 2010

Unit Value	$9.121174	$20.365095	$33.080837	$9.510825	$11.297764	$18.334060	$19.680014	$8.962684	$16.572366
Total Return *	6.18%	12.29%	22.96%	-0.72%	11.45%	4.02%***	6.70%	-3.68%	9.57%
Ratio of Expenses **	3.61%	3.91%	3.91%	3.61%	3.91%	3.61%	3.80%	3.75%	3.70%

Period ended December 31, 2009

Unit Value	$8.590651	$18.136812	$26.903923	$9.579367	$10.137378	$17.374529	$18.445088	$9.305184	$15.125413
Total Return *	2.27%***	37.99%	41.21%	-0.28%***	31.83%	30.30%	15.23%	-3.54%	19.48%
Ratio of Expenses **	3.61%	3.91%	3.91%	3.61%	3.91%	3.41%	3.80%	3.75%	3.70%

Period ended December 31, 2008

Unit Value	$6.240794	$13.143650	$19.052733	$9.327447	$7.689738	$13.334545	$16.007656	$9.646545	$12.659714
Total Return *	-35.57%***	-45.04%	-42.92%	-8.94%	-42.75%	-42.86%	-23.68%	-1.57%	-35.77%
Ratio of Expenses **	3.51%	3.91%	3.91%	3.21%	3.91%	3.41%	3.80%	3.75%	3.70%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**	Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
***	Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio	JNL/UBS Large Cap Select Growth Portfolio	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$11.166615	$37.943892	$57.215482	$11.048330	$17.991908	$30.126232	$34.890392	$13.867935	$23.132132
Total Return *	20.62%	6.85%***	12.45%	-0.12%***	15.29%***	9.51%	-0.97%***	-0.30%***	15.19%
Ratio of Expenses **	1.00%	0.85%	1.00%	0.85%	0.85%	1.00%	0.85%	0.85%	1.00%

Period ended December 31, 2011

Unit Value	$9.258036	$31.410950	$50.879218	$10.785135	$14.943349	$27.509862	$31.176294	$13.642602	$20.081933
Total Return *	-6.34%	-2.16%	-2.44%	0.37%	-3.05%	-0.25%	2.24%	-0.99%	-3.03%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Period ended December 31, 2010

Unit Value	$9.884599	$32.104002	$52.149990	$10.745000	$15.412882	$27.579329	$30.491815	$13.778726	$20.709679
Total Return *	8.98%	15.60%	26.59%	1.91%	14.74%	11.55%	9.73%	-1.00%	12.57%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Period ended December 31, 2009

Unit Value	$9.069807	$27.771231	$41.195958	$10.543119	$13.433157	$24.723078	$27.789280	$13.917211	$18.397952
Total Return *	62.22%***	42.07%	45.38%	6.57%	35.72%	33.47%	18.50%	-0.85%	22.75%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

Period ended December 31, 2008

Unit Value	$6.404924	$19.548020	$28.337674	$9.893602	$9.897450	$18.523053	$23.451105	$14.036344	$14.988548
Total Return *	-29.41%***	-43.41%	-41.24%	-1.77%***	-41.06%	-41.46%	-21.51%	1.17%	-34.01%
Ratio of Expenses **	1.10%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**	Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
***	Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio	JNL/UBS Large Cap Select Growth Portfolio	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$112,891	$1,325,286	$1,472,007	$647,091	$570,473	$444,455	$2,294,283	$1,195,108	$430,498
Units Outstanding (in thousands)	10,415	39,723	28,527	61,301	34,539	16,379	73,604	97,907	19,603
Investment Income Ratio *	0.96%	0.00%	0.21%	1.03%	1.32%	0.15%	1.33%	0.00%	2.30%

Period ended December 31, 2011

Net Assets (in thousands)	$80,015	$901,594	$1,176,491	$493,477	$431,971	$424,724	$1,709,811	$1,010,793	$362,133
Units Outstanding (in thousands)	8,851	31,868	25,681	47,268	30,832	17,111	59,618	82,015	18,923
Investment Income Ratio *	1.22%	0.00%	0.02%	1.27%	1.37%	0.34%	1.18%	0.00%	1.03%

Period ended December 31, 2010

Net Assets (in thousands)	$64,956	$782,772	$981,793	$334,098	$411,509	$395,677	$1,228,148	$676,914	$353,077
Units Outstanding (in thousands)	6,691	27,158	21,009	31,935	28,398	15,939	43,834	54,428	17,861
Investment Income Ratio *	0.74%	0.04%	0.20%	1.38%	1.03%	0.27%	1.44%	0.00%	1.02%

Period ended December 31, 2009

Net Assets (in thousands)	$53,501	$548,364	$590,369	$182,385	$318,777	$284,325	$698,799	$813,943	$245,685
Units Outstanding (in thousands)	5,976	22,175	16,143	17,700	25,158	12,891	27,589	64,606	13,947
Investment Income Ratio *	0.02%	0.33%	0.00%	3.80%	1.73%	0.19%	2.87%	0.18%	1.78%

Period ended December 31, 2008

Net Assets (in thousands)	$28,399	$301,125	$309,196	$87,244	$204,240	$123,760	$432,806	$1,200,692	$153,537
Units Outstanding (in thousands)	4,462	17,567	12,488	8,978	21,770	7,729	20,425	94,661	10,667
Investment Income Ratio *	1.84%	0.08%	0.00%	4.21%	1.90%	0.00%	2.44%	2.06%	0.04%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

KPMG LLP
Aon Center
Suite 5500
200 East Randolph Drive
Chicago, IL 60601-6436

Report of Independent Registered Public Accounting Firm

The Board of Directors
Jackson National Life Insurance Company and
Contract Owners of Jackson National Separate Account I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within Jackson National Separate Account I (Separate Account) as set forth herein as of December 31, 2012, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agent of the underlying mutual fund and other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each sub-account within Jackson National Separate Account I as set forth herein as of December 31, 2012, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
March 6, 2013

KPMG LLP is a Delaware limited liability partnership,
the U.S. member firm of KPMG International Cooperative
(“KPMG International”), a Swiss entity.

APPENDIX B

Jackson National Life Insurance Company and Subsidiaries

Index to Consolidated Financial Statements
December 31, 2012 and 2011

KPMG LLP
Aon Center
Suite 5500
200 East Randolph Drive
Chicago, IL 60601-6436

Independent Auditors’ Report

The Board of Directors and Stockholder
Jackson National Life Insurance Company:

Report on the Financial Statements

We have audited the accompanying consolidated financial statements of Jackson National Life Insurance Company and Subsidiaries (the Company), which comprise the consolidated balance sheets as of December 31, 2012 and 2011, and the related consolidated income statements, consolidated statements of comprehensive income, equity, and cash flows for the years then ended, and the related notes to the consolidated financial statements.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for the years then ended in accordance with U.S. generally accepted accounting principles.

Emphasis of Matter

As discussed in Note 2 to the consolidated financial statements, in 2012 the Company has changed its method of accounting for the costs associated with acquiring or renewing insurance contracts due to the retrospective adoption of Accounting Standards Update (ASU) 2010-26: Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts.  Our opinion is not modified with respect to this matter.

Chicago, Illinois
March 12, 2013

KPMG LLP is a Delaware limited liability partnership,
the U.S. member firm of KPMG International Cooperative
(“KPMG International”), a Swiss entity.

1

Jackson National Life Insurance Company and Subsidiaries
Consolidated Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2012	2011
Investments:
Securities available for sale, at fair value:
Fixed maturities (amortized cost: 2012, $48,858,082; 2011, $38,688,488, including $319,258 and $126,657 at fair value under the fair value option at December 31, 2012 and 2011, respectively)	$53,164,638	$41,546,295
Trading securities, at fair value	412,813	315,607
Commercial mortgage loans, net of allowance	5,758,997	5,530,370
Policy loans (includes $2,994,756 and $0 at fair value under the fair value option at December 31, 2012 and 2011, respectively)	4,374,211	855,099
Derivative instruments	2,512,658	2,605,468
Other invested assets	1,368,710	1,255,455
Total investments	67,592,027	52,108,294
Cash and cash equivalents	1,150,420	656,253
Accrued investment income	678,442	576,185
Deferred acquisition costs	4,822,587	4,395,174
Reinsurance recoverable	9,876,908	1,409,688
Income taxes receivable	226,465	181,774
Other assets	919,229	875,292
Separate account assets	80,134,446	58,796,937
Total assets	$165,400,524	$118,999,597

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$17,978,248	$5,078,788
Other contract holder funds	52,827,628	44,944,096
Funds held under reinsurance treaties, at fair value under fair value option	3,285,118	-
Debt	292,274	297,695
Securities lending payable	153,747	53,285
Deferred income taxes, net	491,570	704,601
Derivative instruments	1,048,459	1,378,907
Other liabilities	1,862,837	1,654,939
Separate account liabilities	80,134,446	58,796,937
Total liabilities	158,074,327	112,909,248

Equity
Common stock, $1.15 par value; authorized 50,000 shares; issued and outstanding 12,000 shares	13,800	13,800
Additional paid-in capital	3,766,912	3,730,901
Shares held in trust	(25,065)	(16,779)
Equity compensation reserve	12,943	7,967
Accumulated other comprehensive income, net of tax of $737,463 in 2012 and $387,111 in 2011	2,107,631	1,456,978
Retained earnings	1,409,244	869,753
Total stockholder’s equity	7,285,465	6,062,620
Noncontrolling interests	40,732	27,729
Total equity	7,326,197	6,090,349
Total liabilities and equity	$165,400,524	$118,999,597

See accompanying Notes to Consolidated Financial Statements.

2

Jackson National Life Insurance Company and Subsidiaries
Consolidated Income Statements
(In thousands)

	Years Ended December 31,
	2012	2011	2010
Revenues
Fee income	$2,787,122	$2,108,159	$1,565,992
Premium	176,270	139,810	142,721
Net investment income	2,780,562	2,644,586	2,704,453
Net realized losses on investments:
Total other-than-temporary impairments	(172,730)	(305,805)	(319,977)
Portion of other-than-temporary impairments included in other comprehensive income	85,876	218,710	176,719
Net other-than-temporary impairments	(86,854)	(87,095)	(143,258)
Other net investment losses	(630,252)	(673,010)	(1,021,706)
Total net realized losses on investments	(717,106)	(760,105)	(1,164,964)
Other income	80,056	52,350	61,233
Total revenues	5,106,904	4,184,800	3,309,435
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	614,214	585,296	536,725
Interest credited on other contract holder funds, net of deferrals	1,460,021	1,384,909	1,445,319
Interest expense	44,561	42,881	34,825
Operating costs and other expenses, net of deferrals	1,251,244	1,005,947	863,639
Amortization of deferred acquisition and sales inducement costs	443,676	375,963	18,890
Total benefits and expenses	3,813,716	3,394,996	2,899,398
Pretax income before taxes and noncontrolling interests	1,293,188	789,804	410,037
Income tax expense	355,433	212,072	81,392
Net income	937,755	577,732	328,645
Less: Net (loss) income attributable to noncontrolling interests	(1,736)	4,446	7,288
Net income attributable to Jackson	$939,491	$573,286	$321,357

See accompanying Notes to Consolidated Financial Statements.

3

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Comprehensive Income
(In thousands)

	Years Ended December 31,
	2012	2011	2010
Net income	$937,755	$577,732	$328,645

Other comprehensive income, net of tax:
Net unrealized gains on securities not other-than-temporarily impaired (net of tax expense of: 2012 $403,751; 2011 $393,574; 2010 $465,603)	764,562	701,875	834,357

Net unrealized losses on other-than-temporarily impaired securities (net of tax benefit of: 2012 $25,563; 2011 $67,448; 2010 $55,702)	(47,474)	(125,261)	(103,446)

Reclassification adjustment for (losses) gains included in net income (net of tax (benefit) expense of: 2012 $(27,836); 2011 $(32,447); 2010 $18,711)	(51,696)	(60,260)	34,747

Total other comprehensive income	665,392	516,354	765,658
Comprehensive income	1,603,147	1,094,086	1,094,303
Less: Comprehensive income (loss) attributable to noncontrolling interests	13,003	(24,603)	(23,048)
Comprehensive income attributable to Jackson	$1,590,144	$1,118,689	$1,117,351

See accompanying Notes to Consolidated Financial Statements.

4

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Equity
(In thousands)

					Accumulated
		Additional		Equity	Other		Total	Non-
	Common	Paid-In	Shares Held	Compensation	Comprehensive	Retained	Stockholder’s	Controlling	Total
	Stock	Capital	In Trust	Reserve	Income	Earnings	Equity	Interests	Equity
Balances as of December 31, 2009	$13,800	$3,561,395	$(1,066)	$2,973	$63,480	$822,931	$4,463,513	$75,380	$4,538,893
Net income	-	-	-	-	-	321,357	321,357	7,288	328,645
Change in unrealized investment gains and losses, net of tax	-	-	-	-	795,994	-	795,994	(30,336)	765,658
Cumulative effect of change in accounting, net	-	-	-	-	52,101	(42,821)	9,280	-	9,280
Capital contribution	-	150,105	-	-	-	-	150,105	-	150,105
Dividends to stockholder	-	-	-	-	-	(275,000)	(275,000)	-	(275,000)
Shares acquired at cost	-	-	(8,465)	-	-	-	(8,465)	-	(8,465)
Shares distributed at cost	-	-	1,343	-	-	-	1,343	-	1,343
Reserve for equity compensation plans	-	-	-	1,532	-	-	1,532	-	1,532
Fair value of shares issued under equity compensation plans	-	-	-	(1,667)	-	-	(1,667)	-	(1,667)
Balances as of December 31, 2010	13,800	3,711,500	(8,188)	2,838	911,575	826,467	5,457,992	52,332	5,510,324

Net income	-	-	-	-	-	573,286	573,286	4,446	577,732
Change in unrealized investment gains and losses, net of tax	-	-	-	-	545,403	-	545,403	(29,049)	516,354
Capital contribution	-	19,401	-	-	-	-	19,401	-	19,401
Dividends to stockholder	-	-	-	-	-	(530,000)	(530,000)	-	(530,000)
Shares acquired at cost	-	-	(17,948)	-	-	-	(17,948)	-	(17,948)
Shares distributed at cost	-	-	9,357	-	-	-	9,357	-	9,357
Reserve for equity compensation plans	-	-	-	7,515	-	-	7,515	-	7,515
Fair value of shares issued under equity compensation plans	-	-	-	(2,386)	-	-	(2,386)	-	(2,386)
Balances as of December 31, 2011	13,800	3,730,901	(16,779)	7,967	1,456,978	869,753	6,062,620	27,729	6,090,349

Net income	-	-	-	-	-	939,491	939,491	(1,736)	937,755
Change in unrealized investment gains and losses, net of tax	-	-	-	-	650,653	-	650,653	14,739	665,392
Capital contribution	-	36,011	-	-	-	-	36,011	-	36,011
Dividends to stockholder	-	-	-	-	-	(400,000)	(400,000)	-	(400,000)
Shares acquired at cost	-	-	(25,220)	-	-	-	(25,220)	-	(25,220)
Shares distributed at cost	-	-	16,934	-	-	-	16,934	-	16,934
Reserve for equity compensation plans	-	-	-	17,107	-	-	17,107	-	17,107
Fair value of shares issued under equity compensation plans	-	-	-	(12,131)	-	-	(12,131)	-	(12,131)
Balances as of December 31, 2012	$13,800	$3,766,912	$(25,065)	$12,943	$2,107,631	$1,409,244	$7,285,465	$40,732	$7,326,197

See accompanying Notes to Consolidated Financial Statements.

5

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statement of Cash Flows
(In thousands)

	Years Ended December 31,
	2012	2011	2010
Cash flows from operating activities:
Net income	$937,755	$577,732	$328,645
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized (gains) losses on investments	(28,487)	(113,933)	55,495
Net losses on derivatives	585,288	809,328	1,069,971
Interest credited on other contract holder funds, gross	1,473,482	1,396,036	1,464,020
Mortality, expense and surrender charges	(462,531)	(343,983)	(354,070)
Amortization of discount and premium on investments	39,699	5,428	(3,243)
Deferred income tax expense	53,323	153,591	260,445
Share-based compensation	17,107	11,802	12,213
Change in:
Accrued investment income	(10,276)	(22,423)	(103,629)
Deferred sales inducements and acquisition costs	(832,841)	(810,412)	(1,063,279)
Trading portfolio activity, net	(88,260)	151,494	90,570
Income taxes receivable (payable)	25,030	(130,920)	318,624
Other assets and liabilities, net	261,561	(495,938)	239,074
Net cash provided by operating activities	1,970,850	1,187,802	2,314,836

Cash flows from investing activities:
Sales, maturities and repayments of:
Fixed maturities	6,507,615	8,981,098	10,623,808
Commercial mortgage loans	918,780	1,323,959	1,375,297
Purchases of:
Fixed maturities	(5,294,561)	(8,202,646)	(13,190,087)
Commercial mortgage loans	(1,137,725)	(1,185,257)	(1,045,450)
Policy loans, net	(35,921)	743	(2,901)
Purchase of REALIC, net of cash acquired	(354,172)	-	-
Other investing activities	(1,377,454)	(514,754)	(714,004)
Net cash (used in) provided by investing activities	(773,438)	403,143	(2,953,337)

Cash flows from financing activities:
Policyholders’ account balances:
Deposits	23,226,461	20,374,771	17,868,878
Withdrawals	(9,101,692)	(8,846,295)	(7,182,166)
Net transfers to separate accounts	(14,164,019)	(12,256,282)	(10,767,308)
(Payments on) proceeds from repurchase agreements	(100,709)	(451,678)	552,458
(Payments on) proceeds from Federal Home Loan Bank notes	(150,000)	150,000	-
Payments on debt	(5,000)	(40,870)	(50,711)
Shares held in trust at cost, net	(8,286)	(8,591)	(7,122)
Payment of cash dividends to Parent	(400,000)	(530,000)	(275,000)
Capital contribution from Parent	-	-	130,000
Net cash (used in) provided by financing activities	(703,245)	(1,608,945)	269,029

Net increase (decrease) in cash and cash equivalents	494,167	(18,000)	(369,472)

Cash and cash equivalents, beginning of year	656,253	674,253	1,043,725
Total cash and cash equivalents, end of year	$1,150,420	$656,253	$674,253

Supplemental Cash Flow Information
Income tax paid (received)	$241,201	$170,022	$(517,756)
Interest paid	$22,011	$22,356	$33,864

See accompanying Notes to Consolidated Financial Statements.

6

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

1.	Business and Basis of Presentation

Jackson National Life Insurance Company (the “Company” or “Jackson”) is wholly owned by Brooke Life Insurance Company (“Brooke Life” or the “Parent”), which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England.  Jackson, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index linked and deferred fixed annuities and variable annuities), guaranteed investment contracts (“GICs”) and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

The consolidated financial statements include accounts, after the elimination of intercompany accounts and transactions, of the following:
●	Life insurers: Jackson and its wholly owned subsidiaries Jackson National Life Insurance Company of New York, Squire Reassurance Company LLC (“Squire Re”) and Jackson National Life (Bermuda) LTD;
●
Wholly owned broker-dealer, investment management and investment advisor subsidiaries: Jackson National Life Distributors, LLC, Jackson National Asset Management, LLC, Curian Clearing, LLC and Curian Capital, LLC;

●	PGDS (US One) LLC (“PGDS”), a wholly owned subsidiary that provides information technology services to Jackson and certain affiliates;
●	Hermitage Management, LLC, a wholly owned subsidiary that holds and manages certain mortgage loans and real estate;
●	Other insignificant wholly owned subsidiaries; and
●	Other partnerships, limited liability companies and variable interest entities (“VIEs”) in which Jackson has a controlling interest or is deemed the primary beneficiary.

Acquisition

On September 4, 2012, the Company acquired 100% of the equity of SRLC America Holding Corp. (“SRLC”) from Swiss Re Life Capital Ltd (“Swiss Re”) for a preliminary purchase price of $663.3 million, which was reduced by an estimated $73.9 million current net operating loss carryback income tax recoverable, resulting in a cash payment of $589.4 million at the time of sale.  Subsequent adjustments reduced the preliminary purchase price to $587.3 million, which remains subject to final agreement with Swiss Re.  See Note 3 for additional information regarding the acquisition.

SRLC’s primary subsidiary was Reassure America Life Insurance Company (“REALIC”), which was merged into Jackson as of December 31, 2012.  REALIC’s primary business activity involved the acquisition of blocks of life insurance, including corporate owned life insurance, disability income and/or annuity contracts in force.  In addition to REALIC, SRLC had other insignificant subsidiaries.  Subsequent to the purchase, SRLC was dissolved and its subsidiaries became direct subsidiaries of Jackson.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).  Intercompany accounts and transactions have been eliminated upon consolidation.  In accordance with updated accounting guidance related to deferred acquisition costs, further described below, the Company’s 2011 and 2010 consolidated financial statements have been adjusted to reflect the retrospective adoption of this updated guidance.  In 2011, Jackson adopted a revised presentation of the balance sheet and income statement, with prior year amounts being reclassified to conform to the current year presentation with no impact on stockholder’s equity or net income.  In conjunction with this change, the Company reclassified its previously reported risk management activity into other investment losses and net investment income, which is further detailed in Note 5.  In addition, certain amounts in the 2011 and 2010 financial statements and notes to the consolidated financial statements have been reclassified to conform to the 2012 presentation.

7

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes.  Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments and derivative instruments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assessments as to whether certain entities are variable interest entities, the existence of reconsideration events and the determination of which party, if any, should consolidate the entity; 3) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 6) estimates related to establishment of loan loss reserves, allowances on receivables, liabilities for lawsuits and state guaranty fund assessments; 7) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company; 8) the value of guarantee obligations; and 9) value of business acquired and its amortization.  These estimates and assumptions are based on management’s best estimates and judgments.  Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate.  As facts and circumstances dictate, these estimates and assumptions may be adjusted.  Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates.  Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

2.	Summary of Significant Accounting Policies

Changes in Accounting Principles – Adopted in Current Year

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-05, “Presentation of Comprehensive Income,” with an objective of increasing the prominence of items reported in other comprehensive income (“OCI”).  This guidance provides entities with the option to present the total of comprehensive income, the components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  The Company adopted this guidance effective January 1, 2012 and chose to present two separate but consecutive statements.

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards,” which was issued to create a consistent framework for the application of fair value measurement across jurisdictions.  The amendments include wording changes to GAAP in order to clarify the FASB’s intent about the application of existing fair value measurements and disclosure requirements, as well as to change a particular principle or existing requirement for measuring fair value or disclosing information about fair value measurements.  The Company adopted this guidance effective January 1, 2012, with no impact on the Company’s consolidated financial statements, and has included the required disclosures.

In October 2010, the FASB issued ASU No. 2010-26, “Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts.”  This guidance clarifies which costs related to the acquisition or renewal of insurance contracts can be deferred by insurance entities.  The guidance also specifies that only costs directly related to the successful acquisition of new or renewal contracts can be capitalized.  All other acquisition related costs should be expensed as incurred.  Jackson adopted this accounting guidance effective January 1, 2012, on a retrospective basis for all years presented.

8

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

The following table summarizes the prior period changes reflected in the Consolidated Balance Sheets and Consolidated Statements of Equity related to the retrospective adoption (in millions):

	As of December 31, 2011			As of December 31, 2010
	As previously reported	Effect of DAC change	As adjusted	As previously reported	Effect of DAC change	As adjusted

Deferred acquisition costs	$5,635	$(1,240)	$4,395	$5,306	$(1,135)	$4,171
Deferred income taxes, net	$1,142	$(437)	$705	$657	$(400)	$256
Other comprehensive income	$1,329	$128	$1,457	$837	$75	$912
Retained earnings	$1,800	$(931)	$870	$1,636	$(809)	$826

The following table summarizes the prior period changes reflected in the Consolidated Income Statements and Consolidated Statements of Comprehensive Income related to the retrospective adoption (in millions):

	Years ended December 31,
	2011			2010
	As previously reported	Effect of DAC change	As adjusted	As previously reported	Effect of DAC change	As adjusted
Operating costs	$758	$248	$1,006	$621	$243	$864
Amortization of deferred acquisition costs	$437	$(61)	$376	$(12)	$31	$19
Income tax expense	$277	$(65)	$212	$177	$(96)	$81
Net income attributable to Jackson	$695	$(122)	$573	$498	$(178)	$321

The Company has also adjusted prior year amounts in cash flows from operations in the statement of cash flows. These adjustments had no impact on the total net cash provided by operating activities.

Changes in Accounting Principles – Not Yet Adopted

In December 2011, the FASB issued ASU No. 2011-11, “Balance Sheet: Disclosures about Offsetting Assets and Liabilities,” which requires an entity to disclose information about offsetting and related arrangements.  This guidance is effective for fiscal years beginning on or after January 1, 2013.  The new disclosures are required to be applied retrospectively for all comparative periods presented.  The Company will adopt this guidance effective January 1, 2013 and include all applicable disclosures.

Comprehensive Income

Comprehensive income includes all changes in stockholder’s equity (except those arising from transactions with owners/stockholders) and, in the Company’s case, includes net income and net unrealized gains or losses on available for sale securities.

Investments

Fixed maturities consist primarily of bonds, notes, redeemable preferred stocks and asset-backed securities.  Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the effective interest method.  Discounts and premiums on asset-backed securities are amortized over the estimated redemption period.  Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events.  For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis.  The carrying value of such securities was $878.0 million and $840.7 million as of December 31, 2012 and 2011, respectively.

9

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Fixed maturities are generally classified as available for sale and are carried at fair value.  For declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments.  If management believes the Company does not intend to sell the security and is not more likely than not to be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income.  In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further described in Note 4.

At December 31, 2012 and 2011, all equity holdings were classified as trading. Trading securities are carried at fair value with changes in value included in net investment income.

Commercial mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and impairments or an allowance for loan losses.

On a periodic basis, Jackson assesses the commercial mortgage loan portfolio for the need for an allowance for loan losses.  In determining its allowance for losses, the Company evaluates each loan to determine if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected.  The allowance includes loan specific reserves for loans that are determined to be non-performing as a result of this loan review process, and a portfolio reserve for probable incurred but not specifically identified losses for loans which do not carry loan specific reserves.  The loan specific portion of the loss allowance is based on the Company’s assessment as to ultimate collectability of loan principal and interest, or other value expected in lieu of loan principal and interest.  This review contemplates a variety of factors which may include, but are not limited to, current economic conditions, the physical condition of the property, the financial condition of the borrower, and the near and long-term prospects for change in these conditions.  In determining the portfolio reserve for incurred but not specifically identified losses, Jackson considers the current credit composition of the portfolio based on the results of its loan modeling analysis, which considers property type, default statistics, historical losses and other relevant factors to determine probability of default and other default loss estimates.  Model assumptions are updated each quarter and, based upon actual loan experience, are considered together with other relevant qualitative factors in making the final portfolio reserve calculations.  The valuation allowance for commercial mortgage loans can increase or decrease from period to period based on these factors.  Changes in the allowance for loan losses are recorded in investment income.

Separately, Jackson also reviews individual loans in the portfolio for impairment based on an assessment of the factors identified above.  Impairment charges recognized are recorded initially against the established loan loss allowance and, if necessary, any additional amounts are recorded as realized losses.  As deemed necessary based on cash flow expectations and other factors, Jackson may also place loans on non-accrual status.  In this case, all cash received is applied against the carrying value of the loan.

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral.  In connection with the acquisition of REALIC, the Company elected the fair value option upon acquisition of policy loans held as collateral for reinsurance, further described below.  At December 31, 2012, $3.0 billion of these loans were carried at fair value, which the Company believes is equal to the unpaid principal balances plus accrued investment income.  At December 31, 2012, the Company had $1.4 billion of policy loans not held as collateral for reinsurance, which were carried at the unpaid principal balances.

Other invested assets primarily include investments in limited partnerships and real estate.  Carrying values for limited partnership investments are determined by using the proportion of Jackson’s investment in each fund (NAV equivalent) as a practical expedient for fair value.  Real estate is carried at the lower of depreciated cost or fair value.

The Company holds interests in VIEs that represent primary beneficial interests. These consolidated VIEs include entities structured to hold and manage investments.

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

10

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

In connection with the acquisition of REALIC, the Company elected the fair value option for certain assets which are held as collateral for reinsurance, as further described below.  Accordingly, the Company established a funds held liability, for which the Company also elected the fair value option.  The value of the funds held liability is equal to the fair value of the assets held as collateral.  The income and any changes in unrealized gains and losses on these assets and the corresponding funds held liability are included in net investment income and have no impact on the Company’s consolidated income statement.

The changes in unrealized gains and losses on certain investments which are classified as available for sale and the non-credit related portion of other-than-temporary impairment charges are excluded from net income and included as a component of other comprehensive income and total equity, net of tax, and the effect of the adjustment for deferred acquisition costs and deferred sales inducements.  The changes in unrealized gains and losses on investments for which Jackson elected the fair value option are included in net investment income.

Derivative Instruments and Embedded Derivatives

The Company enters into financial derivative transactions, including, but not limited to, swaps, put-swaptions, futures and options to reduce and manage business risks.  These transactions manage the risk of a change in the value, yield, price, cash flows, credit quality or degree of exposure with respect to assets, liabilities or future cash flows which the Company has acquired or incurred.  The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements.  The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.  There were no charges due to nonperformance by derivative counterparties in 2012, 2011, or 2010.

The Company generally uses freestanding derivative instruments for hedging purposes.  Additionally, certain liabilities, primarily trust instruments supported by funding agreements, index linked annuities and guarantees offered in connection with variable annuities issued by the Company, contain embedded derivative instruments.  Further details regarding Jackson’s derivative positions are included in Note 5.  The Company generally does not account for freestanding derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements were followed.  Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value.  The results from derivative financial instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in net income, as further detailed in Note 5.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and deposits in the Federal Home Loan Bank of Indianapolis (“FHLBI”).

Fair Value Measurement

Fair value measurements are based upon observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information.  Jackson utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  All assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.  Level 1 securities include U.S. Treasury securities and exchange traded equity securities and derivative instruments.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.  Most debt securities and preferred stocks that are model priced using observable inputs are classified within Level 2.  Also included are freestanding and embedded derivative instruments that are priced using models with observable market inputs.

11

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk).  Embedded derivative instruments that are valued using unobservable inputs are included in Level 3.  Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values.  Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy.  In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.  As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available.  The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate.  When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument.  At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments.  In such instances, there is generally no or limited observable market data for these assets and liabilities.  Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors.  These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed.  As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument.  In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

Refer to Note 6 for further discussion of the methodologies used to determine fair values of the Company’s financial instruments.

Deferred Acquisition Costs

Under current accounting guidance, certain costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred acquisition costs.  These costs primarily pertain to commissions and certain costs associated with policy issuance and underwriting.  All other acquisition costs are expensed as incurred.

Deferred acquisition costs are increased by interest thereon and amortized into income in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits, including realized gains and losses and derivative movements, for annuities and interest-sensitive life products.  Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and derivative movements, amortization may be a benefit or a charge in any given period.  In the event of negative amortization, the related deferred acquisition cost balance is capped at the initial amount capitalized, plus interest.  Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.

As certain available for sale fixed maturities are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields.  This adjustment, along with the change in unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to equity as a component of other comprehensive income.  Deferred acquisition costs decreased by $1,244.9 million and $866.1 million at December 31, 2012 and 2011, respectively, to reflect this adjustment.

12

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels.  The mean reversion methodology achieves this objective by applying a dynamic adjustment to the assumption for short-term future investment returns.  Under the methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight year period is 8.4%, after investment management fees.  The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years.  Projected returns after the next five years are set at 8.4%.  At December 31, 2012 and 2011, projected returns under mean reversion were below the 15% cap.

Deferred acquisition costs are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts.  Any amount deemed unrecoverable is written off with a charge through deferred acquisition costs amortization.  No such write-offs were required for 2012, 2011, and 2010.

Deferred Sales Inducements

Under current accounting guidance, certain sales inducement costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred sales inducement costs.  Bonus interest on deferred fixed annuities and contract enhancements on index linked annuities and variable annuities are capitalized as deferred sales inducements and included in other assets.  Deferred sales inducements are increased by interest thereon and amortized into income in proportion to estimated gross profits, including realized capital gains and losses and derivative movements.  Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and derivative movements, amortization may be a benefit or a charge in any given period.  In the event of negative amortization, the related deferred sales inducements balance is capped at the initial amount capitalized, plus interest.  Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields.  This adjustment, along with the change in unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to equity as a component of other comprehensive income.  Deferred sales inducements decreased by $216.5 million and $147.6 million at December 31, 2012 and 2011, respectively, to reflect this adjustment.

For variable annuity business, the Company employs the same mean reversion methodology as is employed for deferred acquisition costs as described above.

Deferred sales inducements are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts.  Any amount deemed unrecoverable is written off with a charge through deferred sales inducements amortization.  No such write-offs were required for 2012, 2011, and 2010.

Actuarial Assumption Changes (Unlocking)

Annually, or as circumstances warrant, the Company conducts a comprehensive review of the assumptions used for its estimates of future gross profits underlying the amortization of deferred acquisition costs and deferred sales inducements, as well as the valuation of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.  These assumptions include investment margins, mortality, persistency, rider utilization and policy maintenance expenses.  Based on this review, the cumulative balances of deferred acquisition costs, deferred sales inducements and life and annuity reserves are adjusted with an offsetting benefit or charge to net income.

13

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Reinsurance and Funds Held Under Reinsurance Treaties

The Company enters into assumed and ceded reinsurance agreements with other companies in the normal course of business.  Ceded reinsurance agreements are reported on a gross basis on the Company’s consolidated balance sheets as an asset for amounts recoverable from reinsurers or as a component of other assets or liabilities for amounts, such as premiums, owed to or due from reinsurers.  Reinsurance assumed and ceded premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Premium income and benefit expenses are reported net of reinsurance assumed and ceded.

In connection with and prior to the previously mentioned acquisition, REALIC entered into three retrocession reinsurance agreements (“retro treaties”) with Swiss Reinsurance Company Ltd. (“SRZ”).  Pursuant to these retro treaties, REALIC ceded on a 100% coinsurance basis to SRZ and SRZ assumed certain blocks of business written or reinsured by REALIC.

As a result of these retro treaties, the Company holds certain assets, primarily in the form of policy loans and fixed maturities, as collateral for the reinsurance recoverable.  Investment income and capital gains (losses) earned on assets held as collateral are paid by the Company to SRZ pursuant to the terms of the treaties.  Investment income and capital gains and losses are reported net of investment income and capital gains and losses on funds held under reinsurance treaties, with no impact on the Company’s consolidated income statement.

The income credited to SRZ on the funds held for the retro treaties is based on the income earned on those assets, which results in an embedded derivative (total return swap).  However, at acquisition, the Company elected the fair value option for the funds held liability, which is carried at fair value with changes in fair value reported in net investment income.  Accordingly, the embedded derivative is not bifurcated or separately valued.

Value of Business Acquired

As a result of the acquisition of SRLC in 2012, which is further described in Note 3, the Company has recorded an intangible asset representing the value of business acquired (“VOBA”), which is included in other assets.  In connection with the acquisition of insurance policies and investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits from the acquired insurance policies and investment contracts.  This intangible asset, or VOBA, represents the actuarially estimated present value of future cash flows from the acquired policies.  The Company has established a VOBA intangible asset for the acquired traditional life insurance products and deferred annuity contracts, as a result of the acquisition of SRLC.  This intangible asset will be amortized over the life of the business, which approximates 20 years.  The unamortized VOBA balance is subject to recoverability testing at the end of each reporting period to ensure that the balance does not exceed the present value of anticipated gross profits.

Income Taxes
The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as certain foreign jurisdictions.

Jackson files a consolidated federal income tax return with Brooke Life and Jackson National Life Insurance Company of New York.  Subsequent to the liquidation of SRLC on September 5, 2012, REALIC also joined the consolidated tax return through the date of its merger into the Company on December 31, 2012. Jackson National Life (Bermuda) LTD is taxed as a controlled foreign corporation of Jackson.  All other subsidiaries are limited liability companies with all of their interests owned by Jackson.  Accordingly, they are not considered separate entities for income tax purposes and, therefore, are taxed as part of the operations of Jackson.  Income tax expense is the lesser of the amount calculated on a separate company basis or Jackson’s pro-rata share of the actual liability as determined under the consolidated return taking into account only Jackson and Brooke Life.

14

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes.  Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of policy acquisition costs and sales inducements and the provisions for future policy benefits and expenses.  Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such benefits are realized.  Jackson is required to test the value of deferred tax assets for realizability.  Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized.  In determining the need for a valuation allowance, the Company considers the carryback eligibility of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance.  In order to recognize a tax benefit in the consolidated financial statements, there must be a greater than fifty percent chance of success of the Company’s position being sustained by the relevant taxing authority with regard to that tax position.  Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

At the time of the acquisition of SRLC, REALIC had available approximately $153.7 million in net operating loss (“NOL”) carryforwards, which will be subject to limitations under Internal Revenue Code Section 382. Section 382 imposes limitations on the utilization of net operating loss carryforwards in the event of an acquisition of a company with such loss carryforwards. The Section 382 limitation is an annual limitation on the amount of pre-acquisition NOLs that a corporation may use to offset post-acquisition income. Section 382 further limits certain unrealized built-in losses at the time of acquisition. The annual limitation, subject to potential purchase price adjustments, is approximately $20.0 million.

Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds

For traditional life insurance contracts, which include term and whole life, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses plus provisions for adverse deviations.  These assumptions are not unlocked unless determined to be deficient.  Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration.  Interest rate assumptions range from 2.75% to 6.0%.  Lapse and expense assumptions are based on Company experience.  The Company’s liability for future policy benefits also includes net liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 10.

For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value, plus the unamortized balance of the fair value adjustment related to the REALIC acquired business.  For deferred annuities, the liability is the account value, plus the unamortized balance of the fair value adjustment related to the REALIC acquired business.  For the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder’s account value.  The liability for index linked annuities is based on two components, 1) the imputed value of the underlying guaranteed host contract and 2) the fair value of the embedded option component of the contract.

Upon acquisition of REALIC, the Company recorded a fair value adjustment related to certain annuity and interest sensitive liability blocks of business to reflect the cost of the interest guarantees within the inforce liabilities, based on the difference between the guaranteed interest rate and an assumed new money guaranteed interest rate.  This adjustment was recorded in reserves for future policy benefits and claims payable.  This component of the acquired reserves will be reassessed at the end of each period, taking into account changes in the inforce block and the relationship between guaranteed rates and market crediting rates.  Any resulting change in the reserve will be recorded as a change in reserve through the consolidated income statement.

15

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

The Company has formed both a special purpose vehicle and a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited by the Company and secured by the issuance of funding agreements.

Those Medium Term Note instruments issued in a foreign currency have been economically hedged for changes in exchange rates using cross-currency swaps.  The fair value of derivatives embedded in funding agreements, as well as unrealized foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date.  Foreign currency transaction gains and losses are included in other investment losses.

Jackson and Squire Re are members of the FHLBI primarily for the purpose of participating in the bank’s mortgage-collateralized loan advance program with short-term and long-term funding facilities.  Members are required to purchase and hold a minimum amount of FHLBI capital stock plus additional stock based on outstanding advances.  Advances are in the form of short-term or long-term notes or funding agreements issued to FHLBI.

The Company’s stable value business is comprised of the guaranteed investment contracts, funding agreements and FHLBI funding agreement advances described above.

Contingent Liabilities

The Company is a party to legal actions and, at times, regulatory investigations.  Given the inherent unpredictability of these matters, it is difficult to estimate their impact on the Company’s financial position.  A reserve is established for contingent liabilities if it is probable that a loss has been incurred and the amount is reasonably estimable.  It is possible that an adverse outcome in certain of the Company’s contingent liabilities, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company’s financial position.  However, it is the opinion of management that the ultimate disposition of contingent liabilities will not have a material adverse effect on the Company’s financial condition.

Separate Account Assets and Liabilities

The Company maintains separate account assets, which are reported at fair value.  The related liabilities are reported at an amount equivalent to the separate account assets.  At December 31, 2012 and 2011, the assets and liabilities associated with variable life and annuity contracts, aggregated $80.1 billion and $58.8 billion, respectively.  Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company.  Refer to Note 10 for additional information regarding the Company’s contractual guarantees.  Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements.  Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income.

Included in the above mentioned assets and liabilities is a Company issued group variable annuity contract designed for use in connection with and issued to the Company’s Defined Contribution Retirement Plan.  These deposits are allocated to the Jackson National Separate Account – II, which had a balance of $217.8 million and $185.7 million at December 31, 2012 and 2011, respectively.  The Company receives administrative fees for managing the funds.  These fees are recorded as earned and included in fee income in the consolidated income statements.

Debt

Liabilities for the Company’s debt are primarily carried at an amount equal to the unpaid principal balance.  Original issuance discount or premium and any debt issue costs, if applicable, are recognized as a component of interest expense over the period the debt is expected to be outstanding.  Refer to Note 11 for further information regarding the Company’s debt.

16

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Share-Based Compensation

As more fully described in Note 16, the Company has certain share award plans that are either equity settled or liability settled.  For equity settled share award plans, the Company recognizes compensation expense based on a grant-date award fair value as determined using either the Black-Scholes model or the Monte Carlo model, ratably over the requisite service period of each individual grant, which generally equals the vesting period.  For the liability settled share award plans, the associated compensation expense is recognized based on the change in fair value of the award at the end of each reporting period due to cash settlement alternatives.

Revenue and Expense Recognition

Premiums for traditional life insurance are reported as revenues when due.  Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts.  This association is accomplished through provisions for future policy benefits and the deferral and amortization of acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue.  Revenues consist primarily of investment income and charges assessed against the account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses.  Fee income also includes revenues related to asset management fees and certain service fees.  Surrender benefits are treated as repayments of the policyholder account.  Annuity benefit payments are treated as reductions to the policyholder account.  Death benefits in excess of the policyholder account are recognized as an expense when incurred.  Expenses consist primarily of the interest credited to policyholder deposits.  Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business.  This is accomplished through deferral and amortization of acquisition costs and sales inducements.  Expenses not related to policy acquisition are recognized when incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain.  In these cases, receipts of interest on such securities are used to reduce the cost basis of the securities.

Subsequent Events
The Company has evaluated events through March 12, 2013, which is the date the consolidated financial statements were available to be issued.

3.	Acquisition

On September 4, 2012, the Company acquired 100% of the equity in SRLC from Swiss Re for a preliminary purchase price of $663.3 million, which was reduced by an estimated $73.9 million current net operating loss carryback income tax recoverable, resulting in an initial cash payment of $589.4 million at the time of sale. Subsequent adjustments reduced the preliminary purchase price to $587.3 million, which remains subject to final agreement with Swiss Re.

SRLC’s primary subsidiary was REALIC, which was merged into Jackson as of December 31, 2012.  REALIC’s primary business activity involved the acquisition of blocks of life insurance, including corporate owned life insurance, disability income and/or annuity contracts in force.  In addition to REALIC, SRLC had several other insignificant subsidiaries.  Subsequent to the purchase, SRLC was dissolved and its subsidiaries became direct subsidiaries of Jackson.  The acquisition expanded Jackson’s life insurance base, further diversifying risk, while taking advantage of Jackson’s low cost structure.  The results of the above mentioned subsidiaries have been included in these consolidated financial statements since the date of acquisition.

In conjunction with the acquisition, which was accounted for under the purchase method of accounting, the Company recorded a VOBA intangible asset of $8.0 million, which is included in other assets.  This intangible asset represents the actuarially estimated present value of future cash flows from the acquired policies.  The Company has established this VOBA intangible asset for the acquired traditional life insurance products and deferred annuity contracts, as a result of the acquisition.  This intangible asset will be amortized over the life of the business, which approximates 20 years.  The unamortized VOBA balance is subject to recoverability testing at the end of each reporting period to ensure that the balance does not exceed the present value of anticipated gross profits.

17

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Earnings subsequent to the date of acquisition of the acquired entities are included in the consolidated financial statements of the Company for the year ended December 31, 2012.

The following table summarizes the fair value of SRLC’s assets acquired and liabilities assumed, as of the acquisition date of September 4, 2012 (in thousands):

Assets:
Fixed maturities	$11,401,180
Trading securities, at fair value	8,946
Commercial mortgage loans	18,326
Policy loans (includes $2,951,560 at fair value under the fair value option)	3,483,191
Cash and cash equivalents	233,176
Accrued investment income	91,981
Reinsurance recoverable	8,647,203
Value of business acquired	8,000
Deferred income taxes, net	618,500
Other assets	131,090
Separate account assets	100,870
Total assets	$24,742,463
Liabilities:
Reserves for future policy benefits and claims payable and other contract holder funds	$20,409,694
Funds held under reinsurance treaties, at fair value under fair value option	3,295,994
Other liabilities	348,557
Separate account liabilities	100,870
Total liabilities	$24,155,115
Net assets acquired, or purchase price	$587,348

In accordance with accounting guidance for business combinations, the Company will continue to review the balance sheet and record required adjustments, for up to a twelve month period following the acquisition close date, in order to reflect updated information on certain accruals, related expenses, or other potential valuation adjustments, if further refined information becomes available.

The Company obtained third-party valuations of certain of its reserves on the acquired blocks of business.  All estimates, key assumptions, or other valuation methodologies were either provided by or reviewed by the Company.  While the Company chose to utilize a third-party valuation firm, the fair value analyses and valuation methodologies related to its reserves represent the conclusions of the Company’s management and not the conclusions or statements of any third-party.  The Company is continuing to further analyze and refine the valuation methodologies and calculations related to its reserves and any fair value adjustments to the reserves, including any associated reinsurance recoverable.  Further refinement of the reserves may also result in a corresponding adjustment to deferred taxes.  Any measurement period adjustments determined to be material will be applied retrospectively to the acquisition date in the Company’s consolidated financial statements and, depending on the nature of the adjustments, the Company’s operating results subsequent to the respective acquisition period could be affected. In addition, certain purchase price adjustments presented to the seller are still subject to finalization and could result in additional adjustments to the purchase price.

18

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

The following table presents selected financial information reflecting results since September 4, 2012 of the acquired entities that are included in the Company’s consolidated income statements for the year ended December 31, 2012 (in thousands):

Total revenues	$355,164
Pretax income	96,480

The following table reflects the unaudited pro forma results for the Company, giving effect to the acquisition as if it had occurred as of the beginning of each of the periods presented and includes the result of certain non-recurring restructuring transactions effected by SRLC prior to the acquisition (in thousands).

	For the Years Ended December 31,
	2012	2011
Total revenues	$5,896,740	$5,371,487
Total expenses	(4,505,032)	(4,523,526)
Pretax income	1,391,708	847,961
Income tax expense	389,909	205,328
Net income	$1,001,799	$642,633

While the unaudited pro forma results reflect the combined operations of Jackson and the REALIC acquired business, they are not necessarily indicative, nor are they intended to be indicative, of the financial position and future operating results of the merged companies.

4.	Investments

Investments are comprised primarily of fixed-income securities, primarily publicly traded industrial, utility and government bonds, asset-backed securities and commercial mortgage loans.  Asset-backed securities include mortgage-backed and other structured securities.  The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest.  The Company’s strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

19

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Fixed Maturities

The following table sets forth the composition of the fair value of fixed maturities at December 31, 2012, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor. At December 31, 2012, the carrying value of investments rated by the Company’s affiliated investment advisor totaled $338.0 million.  For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total
Fixed Maturities
Carrying Value
Investment Rating	December 31, 2012
AAA	24.2%
AA	4.9%
A	29.5%
BBB	36.1%
Investment grade	94.7%
BB	2.2%
B and below	3.1%
Below investment grade	5.3%
Total fixed maturities	100.0%

At December 31, 2012, based on ratings by NRSROs, of the total carrying value of fixed maturities in an unrealized loss position, 86% were investment grade, 9% were below investment grade and 5% were not rated.  Unrealized losses on fixed maturities that were below investment grade or not rated were approximately 38% of the aggregate gross unrealized losses on available for sale fixed maturities.

Corporate securities in an unrealized loss position were diversified across industries.  As of December 31, 2012, the industries accounting for the larger percentage of unrealized losses included computers and electronics (1.45% of fixed maturities gross unrealized losses) and retail (1.11%).  The largest unrealized loss related to a single corporate obligor was $3.4 million at December 31, 2012.

At December 31, 2012 and 2011, the amortized cost, gross unrealized gains and losses, fair value and non-credit other than temporary impairment (“OTTI”) of available for sale fixed maturities, including $319.3 million and $126.7 million in securities carried at fair value under the fair value option, were as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2012	Cost (1)	Gains	Losses	Value	OTTI (2)
Fixed Maturities
U.S. government securities	$5,184,095	$408,142	$104,555	$5,487,682	$-
Other government securities	1,227,727	2,864	11,848	1,218,743	-
Public utilities	4,152,032	559,519	6,732	4,704,819	-
Corporate securities	29,690,303	3,039,115	40,707	32,688,711	-
Residential mortgage-backed	3,812,349	141,072	78,898	3,874,523	(19,544)
Commercial mortgage-backed	3,800,532	492,460	50,463	4,242,529	(2,859)
Other asset-backed securities	991,044	24,005	67,418	947,631	(12,768)
Total fixed maturities	$48,858,082	$4,667,177	$360,621	$53,164,638	$(35,171)

20

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2011	Cost (1)	Gains	Losses	Value	OTTI (2)
Fixed Maturities
Government securities	$2,932,197	$429,309	$-	$3,361,506	$-
Public utilities	2,346,651	324,466	881	2,670,236	-
Corporate securities	25,129,745	2,217,024	97,648	27,249,121	6,755
Residential mortgage-backed	4,127,911	146,430	285,434	3,988,907	(177,444)
Commercial mortgage-backed	3,064,184	324,360	59,110	3,329,434	(6,933)
Other asset-backed securities	1,087,800	15,564	156,273	947,091	(59,520)
Total fixed maturities	$38,688,488	$3,457,153	$599,346	$41,546,295	$(237,142)

(1)	Amortized cost, apart from the carrying value for securities carried at fair value under the fair value option.
(2)	Represents the amount of cumulative non-credit OTTI gains (losses) recognized in other comprehensive income on securities for which credit impairments have been recorded.

The amortized cost, gross unrealized gains and losses, and fair value of fixed maturities at December 31, 2012, by contractual maturity, are shown below (in thousands).  Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Gross	Gross
	Amortized (1)	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
Due in 1 year or less	$1,438,984	$20,947	$282	$1,459,649
Due after 1 year through 5 years	7,515,905	711,182	2,166	8,224,921
Due after 5 years through 10 years	21,877,669	2,544,565	14,761	24,407,473
Due after 10 years through 20 years	3,637,342	323,702	17,981	3,943,063
Due after 20 years	5,784,257	409,244	128,652	6,064,849
Residential mortgage-backed	3,812,349	141,072	78,898	3,874,523
Commercial mortgage-backed	3,800,532	492,460	50,463	4,242,529
Other asset-backed securities	991,044	24,005	67,418	947,631
Total	$48,858,082	$4,667,177	$360,621	$53,164,638

(1)	Amortized cost, apart from the carrying value for securities carried at fair value under the fair value option.

U.S. Treasury securities with a carrying value of $119.0 million and $4.6 million at December 31, 2012 and 2011, respectively, were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

At December 31, 2012, the amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $30 thousand and $7.4 million, respectively.  The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2012 were $30 thousand and $7.4 million, respectively.

At December 31, 2011, the amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $2.3 million and $7.0 million, respectively.  The amortized cost and carrying value of fixed maturities that were non-income producing for the 12 months preceding December 31, 2011 were $2.3 million and $7.0 million, respectively.

At December 31, 2012, fixed maturities include $273.8 million held in trust pursuant to the retro treaties with SRZ.

21

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Residential mortgage-backed securities (“RMBS”) include certain RMBS which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency RMBS”).  The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2012	Cost (1)	Gains	Losses	Value
Prime	$723,602	$24,411	$13,878	$734,135
Alt-A	516,043	12,646	7,702	520,987
Subprime	473,891	3,292	54,439	422,744
Total non-agency RMBS	$1,713,536	$40,349	$76,019	$1,677,866

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2011	Cost (1)	Gains	Losses	Value
Prime	$865,197	$5,522	$79,340	$791,379
Alt-A	560,471	2,076	85,280	477,267
Subprime	441,311	61	120,814	320,558
Total non-agency RMBS	$1,866,979	$7,659	$285,434	$1,589,204

(1)	Amortized cost, apart from the carrying value for securities carried at fair value under the fair value option.

The Company defines its exposure to non-agency residential mortgage loans as follows.  Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers.  Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates.  Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower.  Of the Company’s investments in Alt-A related mortgage-backed securities, 13% are rated investment grade by at least one NRSRO.  Of the Company’s investments in subprime related mortgage-backed securities, 29% are rated investment grade by at least one NRSRO.  In 2012, the Company recorded other-than-temporary impairment charges of $4.5 million, $11.3 million, and $9.5 million on securities backed by prime, Alt-A and subprime loans, respectively.  In 2011, the Company recorded other-than-temporary impairment charges of $14.1 million, $20.2 million, and $4.5 million on securities backed by prime, Alt-A and subprime loans, respectively.  In 2010, the Company recorded other-than-temporary impairment charges of $23.0 million, $50.5 million, and $11.4 million on securities backed by prime, Alt-A and subprime loans, respectively.

Asset-backed securities also include investments in securities which are collateralized by commercial mortgage loans (“CMBS”).  At December 31, 2012, the amortized cost and fair value of the Company’s investment in CMBS was $3.8 billion and $4.2 billion, respectively, of which 99% were rated investment grade by at least one NRSRO.  In 2012, 2011 and 2010, the Company recorded other-than-temporary impairment charges on CMBS of $3.4 million, $1.0 million and $11.1 million, respectively.

Corporate securities include direct investments in below investment grade syndicated bank loans.  Unlike most corporate debentures, syndicated bank loans are collateralized by specific tangible assets of the borrowers.  As such, investors in these securities that become impaired have historically experienced less severe losses compared to corporate bonds.  At December 31, 2012, the amortized cost and fair value of the Company’s direct investments in bank loans were $87.1 million and $87.7 million, respectively.  At December 31, 2011, the amortized cost and fair value of the Company’s direct investments in bank loans were $64.9 million and $63.8 million, respectively.  The Company did not have any impairments on these securities in 2012, 2011 and 2010.

22

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

The following tables summarize the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual fixed maturities have been in a continuous loss position (dollars in thousands):

	December 31, 2012			December 31, 2011

	Less than 12 months			Less than 12 months
	Gross			Gross
	Unrealized		# of	Unrealized		# of
	Losses	Fair Value	securities	Losses	Fair Value	securities
U.S. government securities	$104,555	$2,276,880	22	$-	$-	-
Other government securities	11,848	718,324	28	-	-	-
Public utilities	6,640	264,513	52	373	23,422	2
Corporate securities	38,948	2,317,590	273	57,525	1,615,252	149
Residential mortgage-backed	3,962	541,659	110	66,509	326,993	36
Commercial mortgage-backed	2,835	222,950	32	3,162	82,921	14
Other asset-backed securities	48	75,326	15	56,129	180,432	42
Total temporarily impaired securities	$168,836	$6,417,242	532	$183,698	$2,229,020	243

	12 months or longer			12 months or longer
	Gross			Gross
	Unrealized		# of	Unrealized		# of
	Losses	Fair Value	securities	Losses	Fair Value	securities
U.S. government securities	$-	$-	-	$-	$-	-
Other government securities	-	-	-	-	-	-
Public utilities	92	2,682	1	508	6,965	1
Corporate securities	1,759	94,279	16	40,123	259,037	44
Residential mortgage-backed	74,936	568,627	109	218,925	1,013,025	158
Commercial mortgage-backed	47,628	58,608	17	55,948	82,829	21
Other asset-backed securities	67,370	227,255	44	100,144	251,998	58
Total temporarily impaired securities	$191,785	$951,451	187	$415,648	$1,613,854	282

	Total			Total
	Gross			Gross
	Unrealized		# of	Unrealized		# of
	Losses	Fair Value	securities	Losses	Fair Value	securities
U.S. government securities	$104,555	$2,276,880	22	$-	$-	-
Other government securities	11,848	718,324	28	-	-	-
Public utilities	6,732	267,195	53	881	30,387	3
Corporate securities	40,707	2,411,869	289	97,648	1,874,289	193
Residential mortgage-backed	78,898	1,110,286	219	285,434	1,340,018	194
Commercial mortgage-backed	50,463	281,558	49	59,110	165,750	35
Other asset-backed securities	67,418	302,581	59	156,273	432,430	100
Total temporarily impaired securities	$360,621	$7,368,693	719	$599,346	$3,842,874	525

23

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Other-Than-Temporary Impairments on Available For Sale Securities

The Company periodically reviews its available for sale fixed maturities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary.  Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

Securities the Company determines are underperforming or potential problem securities are subject to regular review.  To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list.  Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired.  Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers.  This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer.  Unrealized losses that are considered to be primarily the result of market conditions (e.g., minor increases in interest rates, temporary market illiquidity or volatility, or industry-related events) are usually determined to be temporary, and where the Company also believes there exists a reasonable expectation for recovery in the near term.  To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments.  These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics.  These estimates reflect a combination of data derived by third parties and internally developed assumptions.  Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities.  Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

Jackson recognizes other-than-temporary impairments on debt securities in an unrealized loss position when any one of the following circumstances exists:

●	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;
●	The Company intends to sell a security; or,
●	It is more likely than not that the Company will be required to sell a security prior to recovery.

24

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure.  The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure.  The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for Prime and Alt-A RMBS, the default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans.  As of December 31, 2012 and 2011, default rates for delinquent loans ranged from 15% to 100%.  At December 31, 2012 and 2011, loss severities were applied to generate and analyze cash flows of each bond and ranged from 30% to 70% and 30% to 65%, respectively.

These estimates reflect a combination of data derived by third parties and internally developed assumptions.  Where possible, this data is benchmarked against other third-party sources.  In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

Other-than-temporary impairments are calculated as the difference between amortized cost and fair value.  For other-than-temporarily impaired securities where Jackson does not intend to sell the security and it is not more likely than not that Jackson will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income.  The resultant net other-than-temporary impairments recorded in net income reflect the credit loss on the other-than-temporarily impaired securities.  The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities.  The unrealized gain (loss) on other-than-temporarily impaired securities is recorded in other comprehensive income.

The following table summarizes net realized investment gains (losses) for the periods indicated (in thousands):

	Years Ended December 31,
	2012	2011	2010
Available-for-sale securities
Realized gains on sale	$173,337	$287,507	$440,843
Realized losses on sale	(65,495)	(85,037)	(356,080)
Impairments:
Total other-than-temporary impairments	(172,730)	(305,805)	(319,977)
Portion of other-than-temporary impairments included in other comprehensive income	85,876	218,710	176,719
Net other-than-temporary impairments	(86,854)	(87,095)	(143,258)
Other	7,499	(1,442)	3,000
Net realized gains (losses) on non-derivative investments	28,487	113,933	(55,495)
Net losses on derivative instruments	(745,593)	(874,038)	(1,109,469)
Total net realized losses on investments	$(717,106)	$(760,105)	$(1,164,964)

Included in net realized losses on investments are impairment charges on commercial mortgage loans and other invested assets of $0, $19.3 million and $5.0 million in 2012, 2011 and 2010, respectively.  The net losses on derivative instruments included in the above table are further detailed in Note 5.

The aggregate fair value of securities sold at a loss for the years ended December 31, 2012, 2011, and 2010 was $649.0 million, $1,053.2 million, and $1,926.7 million, respectively, which was approximately 91%, 93%, and 84% of book value, respectively.

25

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

The following summarizes the current year activity for credit losses recognized in net income on debt securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

	Years Ended December 31,
	2012	2011
Cumulative credit loss beginning balance	$404,756	$698,370
Additions:
New credit losses	26,073	35,724
Incremental credit losses	60,781	32,073
Reductions:
Securities sold, paid down or disposed of	(124,172)	(361,411)
Securities where there is intent to sell	(3,252)	-
Cumulative credit loss ending balance	$364,186	$404,756

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary.  The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows.  These assessments are based on the best available information at the time.  Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility.  If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the consolidated income statements in future periods.

The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so.  However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Commercial Mortgage Loans

Commercial mortgage loans of $5.8 billion and $5.5 billion at December 31, 2012 and 2011, respectively, are reported net of an allowance for loan losses of $20.4 million and $20.1 million at each date, respectively.  At December 31, 2012, commercial mortgage loans were collateralized by properties located in 42 states.  Jackson’s commercial mortgage loan portfolio does not include single-family residential mortgage loans, and is therefore not exposed to the risk of defaults associated with residential subprime mortgage loans.  Jackson periodically reviews these loans for impairment and, during 2012, 2011, and 2010, recognized impairment charges against the allowance for loan losses of $8.4 million, $34.5 million, and $17.7 million, respectively.  In addition, Jackson recorded an impairment as a realized loss of $9.7 million during 2011.

The following table provides a summary of the allowance for losses in the Company’s commercial mortgage loan portfolio at December 31, 2012 and 2011 (in thousands):

	Years Ended December 31,
Allowance for loan losses:	2012	2011
Balance at beginning of year	$20,106	$33,190
Charge-offs	(8,394)	(34,474)
Recoveries	-	-
Net charge-offs	(8,394)	(34,474)
Provision for loan losses	8,683	21,390
Balance at end of year	$20,395	$20,106

26

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

The following table provides a summary of the allowance for losses in Jackson’s commercial mortgage loan portfolio (in thousands):

	Allowance for Loan Losses	Recorded Investment
December 31, 2012:
Individually evaluated for impairment	$9,216	$204,546
Collectively evaluated for impairment	11,179	5,554,451
Total	$20,395	$5,758,997

December 31, 2011:
Individually evaluated for impairment	$3,481	$214,335
Collectively evaluated for impairment	16,625	5,316,035
Total	$20,106	$5,530,370

The table below illustrates the delinquency status and accrual status of the carrying value of Jackson’s commercial mortgage loan holdings as of December 31, 2012 and 2011 (in thousands).  Delinquency status is determined from the date of the first missed contractual payment.

	2012	2011
Accruing
Current	$5,757,487	$5,518,802
Less than 60 days delinquent	-	-
60 days to 90 days delinquent	-	-
91 days or more delinquent	904	3,000
Total accruing	5,758,391	5,521,802
Non-accrual	606	8,568
Total	$5,758,997	$5,530,370

27

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Under Jackson’s policy for monitoring commercial mortgage loans, all impaired commercial mortgage loans continue to be closely evaluated subsequent to impairment.  The table below summarizes the recorded investment, unpaid principal balance, related loan allowance, average recorded investment and investment income recognized on impaired loans during 2012 and 2011 (in thousands):

	Recorded Investment	Unpaid Principal Balance	Related Loan Allowance	Average Recorded Investment	Investment Income Recognized
December 31, 2012:
Impaired Loans with a Valuation Allowance
Apartment	$85,750	$113,107	$6,500	$91,708	$4,601
Hotel	41,823	44,502	2,678	39,291	1,655
Office	11,314	11,351	38	11,338	828
Total	138,887	168,960	9,216	142,337	7,084
Impaired Loans without a Valuation Allowance
Hotel	26,509	30,036	-	30,683	1,742
Office	28,474	31,811	-	42,519	1,582
Retail	-	-	-	750	-
Warehouse	10,676	10,676	-	9,682	633
Total	65,659	72,523	-	83,634	3,957
Total Impaired Loans
Apartment	85,750	113,107	6,500	91,708	4,601
Hotel	68,332	74,538	2,678	69,974	3,397
Office	39,788	43,162	38	53,857	2,410
Retail	-	-	-	750	-
Warehouse	10,676	10,676	-	9,682	633
Total	$204,546	$241,483	$9,216	$225,971	$11,041
December 31, 2011:
Impaired Loans with a Valuation Allowance
Hotel	$41,592	$44,920	$3,328	$41,116	$1,658
Office	11,319	11,472	153	11,038	688
Total	52,911	56,392	3,481	52,154	2,346
Impaired Loans without a Valuation Allowance
Apartment	92,250	113,107	-	105,143	4,601
Hotel	27,109	34,581	-	29,583	1,252
Office	30,084	31,893	-	30,515	594
Retail	3,000	9,618	-	5,179	596
Warehouse	8,981	9,981	-	9,065	660
Total	161,424	199,180	-	179,485	7,703
Total Impaired Loans
Apartment	92,250	113,107	-	105,143	4,601
Hotel	68,701	79,501	3,328	70,699	2,910
Office	41,403	43,365	153	41,553	1,282
Retail	3,000	9,618	-	5,179	596
Warehouse	8,981	9,981	-	9,065	660
Total	$214,335	$255,572	$3,481	$231,639	$10,049

28

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

The following tables provide information about the credit quality of commercial mortgage loans (in thousands):

December 31, 2012
	In Good Standing	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$1,375,303	$30,281	$904	$-	$1,406,488
Hotel	536,377	53,224	-	-	589,601
Office	889,084	37,032	-	606	926,722
Retail	1,063,642	-	-	-	1,063,642
Warehouse	1,765,268	7,276	-	-	1,772,544
Total	$5,629,674	$127,813	$904	$606	$5,758,997

December 31, 2011
	In Good Standing	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$1,213,009	$32,710	$-	$-	$1,245,719
Hotel	583,824	53,592	-	6,000	643,416
Office	940,026	41,403	-	-	981,429
Retail	1,071,383	-	3,000	-	1,074,383
Warehouse	1,578,147	7,276	-	-	1,585,423
Total	$5,386,389	$134,981	$3,000	$6,000	$5,530,370

The $3.0 million balance of commercial mortgage loans at December 31, 2011 that were greater than 90 days delinquent were also restructured.

During 2012 and 2011, there were no commercial mortgage loans involved in a troubled debt restructuring.

Securitizations

In 2003, Jackson executed the Piedmont CDO Trust (“Piedmont”) securitization transaction.  In this transaction, Jackson contributed $1,159.6 million of asset-backed securities, ultimately to Piedmont, which issued several classes of debt to acquire such securities.  The transaction was recorded as a sale; however, Jackson retained beneficial interests in the contributed asset-backed securities of approximately 80% by acquiring certain securities issued by Piedmont.  Prior to 2010, Piedmont, a qualified special purpose entity, was not consolidated by Jackson.

Revised accounting guidance on certain investment funds eliminated the qualifying special purpose entity exemption for consolidation.  Since Jackson was deemed to be the primary beneficiary of Piedmont, consolidation of Piedmont was required in 2010.

As a result of this change, the Company recorded a decrease in retained earnings of $48.2 million upon consolidation of Piedmont.  At December 31, 2010, Piedmont’s assets of $463.9 million and liabilities to external parties of $26.2 million were included in Jackson’s financial statements.  At the date of adoption, Jackson also elected to carry the assets and liabilities in the Piedmont trust at fair value, with changes in fair value reflected in the consolidated income statement.

During 2011, Jackson purchased the remaining outstanding external interest and, as a result, Piedmont was terminated.

In 2001, Jackson executed the Morgan Stanley Dean Witter Capital I, Series 2001-PPM (“MSDW”) securitization transaction.  Jackson contributed commercial mortgages with a total principal amount of $623.6 million to MSDW and retained beneficial interest.  Prior to 2010, MSDW, a qualified special purpose entity, was not consolidated by Jackson.

29

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Effective January 1, 2010, as a result of adoption of accounting guidance on certain investment funds, the Company was deemed to be the primary beneficiary of MSDW and, therefore, consolidated MSDW.  In March 2011, the external debt of MSDW was paid off entirely.  As such, Jackson’s consolidated financial statements include MSDW assets of $36.5 million and $48.1 million at December 31, 2012 and 2011, respectively.

Other Invested Assets

Other invested assets primarily include investments in limited partnerships, real estate, and other loans.  Investments in limited partnerships have carrying values of $1,219.5 million and $1,086.5 million at December 31, 2012 and 2011, respectively.  Real estate totaling $149.2 million and $168.9 million at December 31, 2012 and 2011, respectively, includes foreclosed properties with a book value of $0.7 million and $19.2 million, respectively.

Limited Purpose Enhanced Return Entities (“SERVES”)

In 2004, Jackson acquired a $47.5 million debt interest in a limited purpose entity, SERVES 2004-1 (“SERVES 3”), formed to pass through leveraged investment returns based on the performance of an underlying reference pool of syndicated bank loans totaling up to $300.0 million.  Jackson’s interest represented 95% of the capital structure of the entity.  Based on the Company’s initial analysis, it concluded that SERVES 3 was a VIE and that the Company was not the primary beneficiary.  Thus, the Company’s investment was initially reported at the fair value of this debt instrument.

During 2008, Jackson entered into “Option Put and Forbearance Agreements” with the counterparty to the SERVES 3 entity in exchange for the counterparty forbearing its right to initiate forced liquidation of the entity under certain market value triggers.  During 2009, Jackson entered into revised forbearance agreements with this counterparty.  The support provided by the agreement at December 31, 2012 could potentially expose Jackson to maximum losses of $51.1 million, if circumstances allowed the forbearance period to cease.  Jackson believes that, so long as the forbearance period continues, the risk of loss under the agreement is remote.

As a result of the additional exposure to SERVES 3 upon entering into the “Option Put and Forbearance Agreement”, Jackson determined that it is the primary beneficiary of SERVES 3 and, accordingly, consolidated SERVES 3 in its financial statements.  The accompanying consolidated financial statements include the underlying assets of $19.6 million and $49.5 million and net liabilities of $6.3 million and $2.7 million in 2012 and 2011, respectively, of this entity.  The creditors of SERVES 3 do not have recourse to the general credit of Jackson.

In 2008, Jackson acquired $40.0 million of debt interests in a limited purpose entity, SERVES 2006-1 (“SERVES 4”), formed to pass through leveraged investment returns based on the performance of an underlying reference pool of syndicated bank loans totaling up to $500.0 million.  At the acquisition date, the Company performed an analysis, which produced return scenarios based on various assumptions for the reference pool, including spread income, default and recovery ratios, and holding period appreciation/depreciation, to determine whether the structure was a VIE and, if so, whether Jackson was the primary beneficiary.  Based on the results of this analysis, the Company concluded that SERVES 4 was a VIE and that Jackson was not the primary beneficiary.  Thus, the Company’s investment is reported at the fair value of this debt instrument.  SERVES 4 notes were sold at par in May 2011.

Securities Lending

The Company has entered into securities lending agreements with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms.  As of December 31, 2012 and 2011, the estimated fair value of loaned securities was $149.5 million and $51.6 million, respectively.  The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis.  To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis.  At December 31, 2012 and 2011, cash collateral received in the amount of $153.7 million and $53.3 million, respectively, was invested by the agent bank and included in cash and cash equivalents of the Company.  A securities lending payable is included in liabilities for the amount of cash collateral received.

Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

30

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Repurchase Agreements

The Company routinely enters into repurchase agreements whereby the Company agrees to sell and repurchase securities.  These agreements are accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets.  During 2012 and 2011, short-term borrowings under such agreements averaged $176.7 million and $316.4 million, respectively, with weighted average interest rates of 0.2% for both years.  At December 31, 2012 and 2011, the outstanding balance was $0 and $100.7 million, respectively, which was included within other liabilities in the consolidated balance sheets.  Interest expense totaled $0.3 million, $0.5 million, and $0.6 million in 2012, 2011, and 2010, respectively.  The highest level of short-term borrowings at any month end was $544.7 million in 2012 and $683.2 million in 2011.

Investment Income
The sources of net investment income were as follows (in thousands):

	Years Ended December 31,
	2012	2011	2010
Fixed maturities	$2,134,759	$2,164,833	$2,258,099
Commercial mortgage loans	294,581	283,881	285,123
Limited partnerships	136,649	85,949	69,250
Derivative instruments	160,305	64,710	39,498
Policy loans	172,212	66,860	65,930
Other investment income	30,442	30,458	58,700
Total investment income	2,928,948	2,696,691	2,776,600
Less income on funds held under reinsurance treaties	(93,021)	-	-
Less investment expenses	(55,365)	(52,105)	(72,147)
Net investment income	$2,780,562	$2,644,586	$2,704,453

Investment income of $25.0 million, $17.0 million, and $65.5 million of was recognized on trading securities held at December 31, 2012, 2011, and 2010, respectively.  During 2012 and 2011, $0.8 million and $11.2 million, respectively, of investment income was recognized on securities carried at fair value with changes in value recorded through the income statement.  During 2012, investment income was reduced $93.0 million for income earned on funds held under reinsurance treaties, including $94.3 million on policy loans, fixed maturity income of $2.8 million and a $3.9 million loss on fixed maturities with fair value recorded through the income statement.  The net investment income on derivative instruments included in the above table are further detailed in Note 5.

5.	Derivative Instruments

Jackson’s business model includes the acceptance, monitoring and mitigation of risk.  Specifically, Jackson considers, among other factors, exposures to interest rate and equity market movements, foreign exchange rates and other asset or liability prices.  The Company uses derivative instruments to mitigate or reduce these risks in accordance with established policies and goals.  Jackson’s derivative holdings, while effective in managing defined risks, are not structured to meet accounting requirements to be designated as hedging instruments.  As a result, freestanding derivatives are carried at fair value with changes recorded in other investment losses.

Cross-currency swaps, which embody spot and forward currency swaps and, in some cases, interest rate and equity index swaps, are entered into for the purpose of hedging the Company issued foreign currency denominated trust instruments supported by funding agreements.  Cross-currency swaps serve to hedge foreign currency exchange risk embedded in the funding agreements and are carried at fair value.  The fair value of derivatives embedded in funding agreements, as well as unrealized foreign currency translation gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.  Foreign currency translation gains and losses associated with funding agreement hedging activities are included in other investment losses.

31

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Credit default swaps, with maturities up to five years, are agreements where the Company has purchased default protection on certain underlying corporate bonds held in its portfolio.  These contracts allow the Company to sell the protected bonds at par value to the counterparty if a defined “default event” occurs, in exchange for periodic payments made by the Company for the life of the agreement.  Credit default swaps are carried at fair value.  The Company does not currently sell default protection using credit default swaps or other similar derivative instruments.

Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long-term interest rate swap at future exercise dates.  The Company purchases and writes put-swaptions for hedging purposes with original maturities of up to 10 years.  Put-swaptions hedge against significant upward movements in interest rates.  Written put-swaptions are entered into in conjunction with associated put-swaptions purchased from the same counterparties, referred to as linked put-swaptions.  Linked put-swaptions have identical notional amounts and strike prices, but have different underlying swap terms.  Due to the right of offset, linked put-swaptions are presented at the fair value of the net position with each counterparty.  Non-linked put-swaptions are carried at fair value.

Equity index futures contracts and equity index options (including various call and put options and put spreads), which are used to hedge the Company’s obligations associated with its index linked annuities and guarantees in variable annuity products, are carried at fair value.  These insurance products contain embedded options whose fair value is reported in other contract holder funds.

Total return swaps, for which the Company receives equity returns or returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are carried at fair value.

Interest rate swap agreements used for hedging purposes generally involve the exchange of fixed and floating payments based on a notional contract amount over the period for which the agreement remains outstanding without an exchange of the underlying notional amount.  Interest rate swaps are carried at fair value.  During 2012, 2011 and 2010, the Company entered into various interest rate swap transactions to more closely match the overall asset and liability duration.

32

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

A summary of the aggregate contractual or notional amounts and fair values of the Company’s freestanding derivative instruments were as follows (in thousands):

	December 31, 2012
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount (1)	Value	Amount (1)	Value	Value
Credit default swaps	$-	$-	$170,000	$(7,155)	$(7,155)
Cross-currency swaps	527,332	140,792	-	-	140,792
Equity index call
options	5,557,900	143,780	1,000,000	(238,652)	(94,872)
Equity index futures	-	-	6,212,938	(10,773)	(10,773)
Equity index put
options	37,850,000	144,590	-	-	144,590
Interest rate swaps	15,400,000	1,685,430	13,150,000	(788,114)	897,316
Put-swaptions	12,500,000	398,066	-	-	398,066
Total return swaps	-	-	300,000	(3,765)	(3,765)
Total	$71,835,232	$2,512,658	$20,832,938	$(1,048,459)	$1,464,199

	December 31, 2011
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount (1)	Value	Amount (1)	Value	Value
Credit default swaps	$45,000	$2,207	$165,000	$(11,738)	$(9,531)
Cross-currency swaps	529,987	142,364	73,200	(11,017)	131,347
Equity index call
options	2,817,800	173,605	4,756,897	(492,171)	(318,566)
Equity index futures	-	-	5,636,700	(114,369)	(114,369)
Equity index put
options	38,350,000	330,554	1,250,000	(8,725)	321,829
Interest rate swaps	13,800,000	1,476,006	14,350,000	(740,578)	735,428
Put-swaptions	15,500,000	478,798	2,000,000	(309)	478,489
Total return swaps	300,000	1,934	-	-	1,934
Total	$71,342,787	$2,605,468	$28,231,797	$(1,378,907)	$1,226,561

(1) With respect to swaps and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments.  With respect to futures and options, the contractual amount represents the market exposure of open positions.

33

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

The following tables reflect the results of the Company’s derivatives, including gains (losses) and change in fair value of freestanding derivative instruments and embedded derivatives (in thousands):

	Year Ended December 31, 2012
	Other	Net
	Investment	Investment	Net
	Gains (Losses)	Income	Gain (Loss)
Credit default swaps	$2,376	$(10,046)	$(7,670)
Equity index call options	(48,567)	-	(48,567)
Equity index futures	(855,912)	-	(855,912)
Equity index put options	(783,303)	-	(783,303)
Index-linked annuity embedded derivatives	(156,489)	-	(156,489)
Interest rate swaps	167,075	171,600	338,675
Put-swaptions	106,914	(727)	106,187
Total return swaps	-	(522)	(522)
Variable annuity embedded derivatives	822,313	-	822,313
Total	$(745,593)	$160,305	$(585,288)

	Year Ended December 31, 2011
	Other	Net
	Investment	Investment	Net
	Gains (Losses)	Income	Gain (Loss)
Credit default swaps	$9,420	$(10,452)	$(1,032)
Equity index call options	77,616	-	77,616
Equity index futures	(528,345)	-	(528,345)
Equity index put options	(270,405)	-	(270,405)
Index-linked annuity embedded derivatives	(8,644)	-	(8,644)
Interest rate swaps	816,426	64,535	880,961
Put-swaptions	469,869	(2,779)	467,090
Total return swaps	-	13,406	13,406
Variable annuity embedded derivatives	(1,439,975)	-	(1,439,975)
Total	$(874,038)	$64,710	$(809,328)

	Year Ended December 31, 2010
	Other	Net
	Investment	Investment	Net
	Gains (Losses)	Income	Gain (Loss)
Credit default swaps	$8,617	$(10,900)	$(2,283)
Equity index call options	(63,733)	-	(63,733)
Equity index futures	(537,361)	-	(537,361)
Equity index put options	(524,671)	-	(524,671)
Index-linked annuity embedded derivatives	(211,684)	-	(211,684)
Interest rate swaps	116,276	(15,446)	100,830
Put-swaptions	11,202	3,646	14,848
Spread cap options	(18,089)	31,790	13,701
Total return swaps	-	30,408	30,408
Variable annuity embedded derivatives	109,974	-	109,974
Total	$(1,109,469)	$39,498	$(1,069,971)

34

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

At December 31, 2012 and 2011, the fair value of Jackson’s net derivative assets by counterparty were $1,546.6 million and $1,457.1 million, respectively, and held collateral was $1,760.7 million and $1,505.5 million, respectively, related to these agreements.  At December 31, 2012 and 2011, the fair value of Jackson’s net derivative liabilities by counterparty were $82.4 million and $230.5 million, respectively, and provided collateral was $10.8 million and $172.5 million, respectively, related to these agreements.  All of Jackson’s master swap agreements contain credit downgrade provisions that allow a party to assign or terminate derivative transactions if the counterparty’s credit rating declines below an established limit.  If all of these provisions had been triggered at December 31, 2012 or 2011, Jackson would have to disburse $285.7 million and $106.5 million, respectively, to counterparties, representing the net fair values of derivatives by counterparty, less collateral held.

6.	Fair Value Measurements

The following table summarizes the fair value and carrying value of Jackson’s financial instruments (in thousands). The basis for determining the fair value of each instrument is also described below.

	December 31, 2012		December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Cash and cash equivalents	$1,150,420	$1,150,420	$656,253	$656,253
Fixed maturities (1)	53,164,638	53,164,638	41,546,295	41,546,295
Trading securities	412,813	412,813	315,607	315,607
Commercial mortgage loans	5,758,997	6,194,507	5,530,370	5,937,422
Policy loans (1)	4,374,211	4,374,211	855,099	855,099
Limited partnerships	1,219,515	1,219,515	1,086,546	1,086,546
Derivative instruments	2,512,658	2,512,658	2,605,468	2,605,468
GMIB reinsurance recoverable	416,528	416,528	451,274	451,274
Separate account assets	80,134,446	80,134,446	58,796,937	58,796,937

Liabilities
Other contract holder funds
Annuity reserves (2)	$39,422,770	$41,080,276	$36,569,559	$35,556,622
Reserves for guaranteed investment contracts	1,123,971	1,138,699	761,638	771,597
Trust instruments supported by funding agreements	1,341,408	1,372,165	1,663,204	1,709,966
Federal Home Loan Bank funding agreements	1,801,108	1,802,855	1,751,020	1,752,556
Funds held under reinsurance treaties	3,285,118	3,285,118	-	-
Debt	292,274	361,585	297,695	323,341
Derivative instruments	1,048,459	1,048,459	1,378,907	1,378,907
Separate account liabilities	80,134,446	80,134,446	58,796,937	58,796,937

(1) Includes items carried at fair value under the fair value option, for which there is a corresponding liability within funds held under reinsurance treaties.
(2) Annuity reserves represent only the components of deposits on investment contracts that are considered to be financial instruments.

Fair value measurements are based upon observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information.  Jackson utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  All assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.  Level 1 securities include U.S. Treasury securities and exchange traded equity securities and derivative instruments.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.  Most fixed maturity securities that are model priced using observable inputs are classified within Level 2.  Also included are freestanding and embedded derivative instruments that are priced using models with observable market inputs.

35

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk).  Limited partnership interests and those embedded derivative instruments that are valued using unobservable inputs are included in Level 3.  Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values.  Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy.  In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.  As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available.  The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate.  When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument.  At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments.  In such instances, there is generally no or limited observable market data for these assets and liabilities.  Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors.  These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed.  As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument.  In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on both a recurring and nonrecurring basis reported in the following tables.

Fixed Maturity and Trading Securities

The fair values for fixed maturity and trading securities are determined by management using information available from independent pricing services, broker-dealer quotes, or internally derived estimates.  Priority is given to publicly available prices from independent sources, when available.  Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally.  Typically inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above.  If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates.  Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models.  Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities.  Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral.  Actual prepayment experience may vary from these estimates.

36

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote.  These estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument to determine fair value.  For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices.  These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, are considered to be Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value.  This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals.  Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes.  In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices.  As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2012 and 2011, an internally developed model was used to determine the fair value.  The pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security.  Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate.  Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs.  Based on the results of this evaluation, each price is classified into Level 1, 2, or 3.  Most prices provided by independent pricing services, including broker-dealer quotes, are classified into Level 2 due to their use of market observable inputs.

Commercial Mortgage Loans

Fair values are determined by discounting expected future cash flows at current market interest rates, inclusive of a credit spread, for similar quality loans.  Certain loan characteristics considered significant in determining the spread may be based on internally developed estimates.  As a result, these investments have been classified as Level 3 within the fair value hierarchy.

Policy Loans

The Company believes the carrying value of policy loans approximates fair value.  Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled – the then current carrying value.  The funds provided are limited to the cash surrender value of the underlying policy.  The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy.  Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy.  Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.

Freestanding Derivative Instruments

Freestanding derivative instruments are reported at fair value, which reflects the estimated amounts, net of payment accruals, which the Company would receive or pay upon sale or termination of the contracts at the reporting date. Changes in fair value are included in other investment losses.  Freestanding derivatives priced using third party pricing services incorporate inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

37

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Freestanding derivative instruments classified as Level 1 include futures, which are traded on active exchanges.  Freestanding derivative instruments classified as Level 2 include interest rate swaps, cross currency swaps, credit default swaps, total return swaps, put swaptions and equity index call and put options.  These derivative valuations are determined by third party pricing services using pricing models with inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data.

Limited Partnerships

Fair value for limited partnership interests, which are included in other invested assets, is determined using the proportion of Jackson’s investment in each fund (NAV equivalent) as a practical expedient for fair value.  No adjustments to these amounts were deemed necessary at December 31, 2012 or 2011.

The Company’s limited partnership investments are not redeemable and distributions received are the result of liquidation of the underlying assets of the partnerships.  The term of Jackson’s interest in the partnerships is generally ten years, but may be extended for a period of time under provisions within the partnership agreements, if applicable.  The Company generally has the ability under the partnership agreements to sell its interest to another limited partner with the prior written consent of the general partner.  It is not probable and there is no instance where Jackson contemplated selling a limited partnership interest for an amount different from its NAV equivalent.

Funds Held Under Reinsurance Treaties
The fair value of the funds held is equal to the fair value of the assets held as collateral, which primarily consist of policy loans and fixed maturities.

Cash and Cash Equivalents

Cash and cash equivalents primarily include money market instruments and bank deposits.  Certain money market instruments are valued using unadjusted quoted prices in active markets and are classified as Level 1.

Separate Account Assets and Liabilities

Separate account assets are comprised of investments in mutual funds, which are categorized as Level 1 assets.  The value of separate account liabilities are set equal to the value of separate account assets.

Reserves for Future Policy Benefits and Claims Payable

Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities.  Fair values for deferred annuities, including index linked annuities, are determined using projected future cash flows discounted at current market interest rates.

Other Contract Holder Funds
Fair values for guaranteed investment contracts are based on the present value of future cash flows discounted at current market interest rates.

Fair values for trust instruments supported by funding agreements are based on the present value of future cash flows discounted at current market interest rates, plus the fair value of any embedded derivatives that are not required to be reported separately.

Fair values of the FHLBI funding agreements are based on present value of future cash flows discounted at current market interest rates.

Debt

Carrying value of the Company’s short-term debt is considered a reasonable estimate for fair value due to their short-term maturity.  Fair values of long-term debt are based on the present value of future cash flows discounted at current market interest rates.

38

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Certain Guaranteed Benefits

Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits.  Certain benefits, primarily non-life contingent guaranteed minimum withdrawal benefits (“GMWB”), guaranteed minimum accumulation benefits (“GMAB”) and the reinsured portion of the Company’s guaranteed minimum income benefits (“GMIB”), are recorded at fair value.  Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

Non-life contingent GMWBs and GMABs are recorded at fair value with changes in fair value recorded in other investment losses.  The fair value of the reserve is based on the expectations of future benefit payments and future fees associated with the benefits.  At the inception of the contract, the Company attributes to the derivative a portion of total fees collected from the contract holder, which is then held static in future valuations.  Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract.  In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions.  The difference between each of the two components represents the fair value of the embedded derivative.  Jackson discontinued offering the GMAB in 2011.

Jackson’s GMIB book is reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a freestanding derivative.  Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in other investment losses.  Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for GMWB and GMAB embedded derivatives, as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts.  Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations concerning policyholder behavior.  Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates.  The more significant actuarial assumptions include benefit utilization by policyholders under varying conditions, persistency, mortality, and withdrawal rates.  Because of the dynamic and complex nature of these cash flows, best estimate assumptions, plus risk margins, and a stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates are used.

At each valuation date, the Company assumes expected returns based on LIBOR swap rates as of that date to determine the value of expected future cash flows produced in the stochastic process.  Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, at which point the projected volatility is held constant.  Additionally, non-performance risk is incorporated into the calculation through the use of discount rates based on a AA corporate credit curve as an approximation of Jackson’s own credit risk.  Other risk margins, particularly for policyholder behavior, are also incorporated into the model through the use of best estimate assumptions, plus a risk margin.  Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience.

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment.  Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance.  However, the ultimate settlement amount of the liability, which is currently unknown, could likely be significantly different than this fair value.

39

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Financial Instruments Measured at Fair Value on a Recurring Basis
The following table summarizes the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

December 31, 2012	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
U.S. government securities	$5,487,682	$5,487,682	$-	$-
Other government securities	1,218,743	-	1,218,743	-
Corporate securities	37,393,530	-	37,350,791	42,739
Residential mortgage-backed	3,874,523	-	3,874,492	31
Commercial mortgage-backed	4,242,529	-	4,242,529	-
Other asset-backed securities	947,631	-	941,008	6,623
Trading securities	412,813	342,990	-	69,823
Policy loans	2,994,756	-	-	2,994,756
Limited partnerships	1,219,515	-	-	1,219,515
Derivative instruments	2,512,658	-	2,512,658	-
GMIB reinsurance recoverable	416,528	-	-	416,528
Separate account assets (1)	80,134,446	80,134,446	-	-
Total	$140,855,354	$85,965,118	$50,140,221	$4,750,015

Liabilities
Embedded derivative liabilities (2)	$2,185,380	$-	$964,387	$1,220,993
Derivative instruments	1,048,459	10,773	1,033,921	3,765
Funds held under reinsurance treaties	3,285,118	-	-	3,285,118
Separate account liabilities	80,134,446	80,134,446	-	-
Total	$86,653,403	$80,145,219	$1,998,308	$4,509,876

December 31, 2011	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
Government securities	$3,361,506	$3,360,159	$1,347	$-
Corporate securities	29,919,357	-	29,887,062	32,295
Residential mortgage-backed	3,988,907	-	3,988,907	-
Commercial mortgage-backed	3,329,434	-	3,329,434	-
Other asset-backed securities	947,091	11,249	925,782	10,060
Trading securities	315,607	255,716	-	59,891
Limited partnerships	1,086,546	-	-	1,086,546
Derivative instruments	2,605,468	-	2,603,534	1,934
GMIB reinsurance recoverable	451,274	-	-	451,274
Separate account assets (1)	58,796,937	58,796,937	-	-
Total	$104,802,127	$62,424,061	$40,736,066	$1,642,000

Liabilities
Embedded derivative liabilities (2)	$2,949,878	$-	$871,827	$2,078,051
Derivative instruments	1,378,907	114,368	1,264,539	-
Separate account liabilities	58,796,937	58,796,937	-	-
Total	$63,125,722	$58,911,305	$2,136,366	$2,078,051

(1)	The value of the separate account liabilities is set equal to the value of the separate account assets.

(2)	Includes the embedded derivative liabilities related to GMWB reserves and equity indexed annuities.

40

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

Level 3 Assets and Liabilities by Price Source
The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources (in thousands).

December 31, 2012
Assets	Total	Internal	External
Fixed Maturities
Corporate securities	$42,739	$35,537	$7,202
Residential mortgage-backed	31	31	-
Other asset-backed securities	6,623	6,623	-
Trading securities	69,823	140	69,683
Policy loans	2,994,756	2,994,756	-
Limited partnerships	1,219,515	-	1,219,515
GMIB reinsurance recoverable	416,528	416,528	-
Total	$4,750,015	$3,453,615	$1,296,400

Liabilities
Embedded derivative liabilities (1)	$1,220,993	$1,220,993	$-
Derivative instruments	3,765	3,765	-
Funds held under reinsurance treaties	3,285,118	3,285,118
Total	$4,509,876	$4,509,876	$-

(1)	Includes the embedded derivative liabilities related to GMWB.

External pricing sources represent unadjusted prices from independent pricing services and independent indicative broker quotes where pricing inputs are not readily available.

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities
The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities (in thousands):

	As of December 31, 2012
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Fixed maturities
Corporate securities	$35,537	Discounted cash flow	Discount rate	100-519 (408)	Decrease
Other asset-backed securities	6,623	Discounted cash flow	Discount rate	283-610 (513)	Decrease
Policy loans	2,994,756	Outstanding balance	N/A	N/A	N/A
GMIB reinsurance recoverable	416,528	Discounted cash flow	Policyholder behavior	See below	See below
Total	$3,453,444

Liabilities
Embedded derivative liabilities	$1,220,993	Discounted cash flow	Policyholder behavior	See below	See below
Derivative instruments	3,765	Adjusted broker bid	Financing cost spread	1.05%-4.41% (1.25%)	Increase
Funds held under reinsurance treaties	3,285,118	Carrying value of asset	N/A	N/A	N/A
Total	$4,509,876

41

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Sensitivity to Changes in Unobservable Inputs
The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities reflected in the table above.

Internally-priced corporate securities classified in Level 3 include private debt securities for which no price comparatives or spread levels can be observed.  For these securities, a discounted cash flow model was used and the primary unobservable input is an internally-developed discount rate.  Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

Other asset-backed securities classified in Level 3 are fair valued using a discounted cash flow model.  Unobservable inputs include an internally developed discount rate.  Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

Residential mortgage-backed securities of $31 thousand and trading securities of $140 thousand are fair valued using techniques incorporating unobservable inputs and are classified in Level 3 of the fair value hierarchy.  For these assets, their unobservable inputs and ranges of possible inputs do not materially affect their fair valuations and have been excluded from the quantitative information in the table above.

The GMIB reinsurance recoverable fair value calculation is based on the present value of future cash flows comprised of future expected reinsurance benefit receipts, less future attributed premium payments to reinsurers, over the lives of the contracts.  Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior.  The more significant actuarial assumptions include benefit utilization, persistency, and mortality.  In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; and an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable.

Embedded derivative liabilities classified in Level 3 represent the fair value of GMWB and GMAB liabilities.  These fair value calculations are based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts.   Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior.  The more significant actuarial assumptions include benefit utilization, persistency, and mortality.  In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the liabilities; and an increase (decrease) in assumed mortality would decrease (increase) the fair value of the liabilities.

Derivative instruments consist of a total return swap based on a reference pool of syndicated bank loan investments.  Inputs to fair value include broker quotes for the underlying assets, earnings on the reference pool, and an estimate for the embedded financing cost, which is a significant and unobservable input.  Significant increases (decreases) in estimated comparable financing costs would result in a higher (lower) fair value measurement.

42

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

The tables below provide rollforwards for 2012 and 2011 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement.  Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors.  The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities.  However, the derivative instruments hedging the related risks may not be classified within the same fair value hierarchy level as the associated assets and liabilities.  Therefore, the impact of the derivative instruments reported in Level 3 below may vary significantly from the total income effect of the hedged instruments.  Additionally, the Company’s policy for determining and disclosing transfers between levels is to recognize transfers using beginning of period balances.

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in thousands)	2012	Income	Income	Settlements	Level 3	2012
Assets
Fixed maturities
Corporate securities	$32,295	$1,655	$2,991	$31,100	$(25,302)	$42,739
Residential mortgage-backed	-	-	-	31	-	31
Other asset-backed securities	10,060	225	533	(4,195)	-	6,623
Trading securities	59,891	12,094	-	(2,162)	-	69,823
Policy loans (1)	2,951,560	(72,683)	-	115,879	-	2,994,756
Limited partnerships	1,086,546	135,528	-	(2,559)	-	1,219,515
Derivative instruments	1,934	(1,934)	-	-	-	-
GMIB reinsurance recoverable	451,274	(34,746)	-	-	-	416,528

Liabilities
Embedded derivative liabilities	$(2,078,051)	$857,058	$-	$-	$-	$(1,220,993)
Derivative instruments	-	(3,765)	-	-	-	(3,765)
Funds held under reinsurance treaties (1)	(3,295,994)	64,879	-	(54,003)	-	(3,285,118)

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in thousands)	2011	Income	Income	Settlements	Level 3	2011
Assets
Fixed maturities
Corporate securities	$32,806	$1,275	$1,676	$(3,462)	$-	$32,295
Other asset-backed securities	74,813	(3,002)	3,920	(73,868)	8,197	10,060
Trading securities	211,935	15,934	-	(167,978)	-	59,891
Limited partnerships	865,761	84,328	-	136,457	-	1,086,546
Derivative instruments	-	1,934	-	-	-	1,934
GMIB reinsurance recoverable	127,534	323,740	-	-	-	451,274

Liabilities
Embedded derivative liabilities	$(313,534)	$(1,764,517)	$-	$-	$-	$(2,078,051)
Derivative instruments	(5,831)	5,831	-	-	-	-

(1)	Represents fair value at acquisition date for beginning balance.

43

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

The components of the amounts included in purchases, sales, issuances and settlements for years ended December 31, 2012 and 2011 shown above are as follows (in thousands):

December 31, 2012	Purchases	Sales	Issuances	Settlements	Total
Assets
Fixed maturities
Corporate securities	$35,745	$(4,645)	$-	$-	$31,100
Residential mortgage-backed	31	-	-	-	31
Other asset-backed securities	-	(4,195)	-	-	(4,195)
Trading securities	166	(2,328)	-	-	(2,162)
Limited partnerships	234,440	(236,999)	-	-	(2,559)
Policy loans	-	-	136,027	(20,148)	115,879
Total	$270,382	$(248,167)	$136,027	$(20,148)	$138,094

Liabilities
Funds held under reinsurance treaties	$-	$-	$(172,025)	$118,022	$(54,003)

December 31, 2011	Purchases	Sales	Issuances	Settlements	Total
Assets
Fixed maturities
Corporate securities	$-	$(3,462)	$-	$-	$(3,462)
Other asset-backed securities	-	(73,868)	-	-	(73,868)
Trading securities	2,629	(170,607)	-	-	(167,978)
Limited partnerships	254,880	(118,423)	-	-	136,457
Total	$257,509	$(366,360)	$-	$-	$(108,851)

For the year ended December 31, 2012, Jackson transferred securities with an amortized cost and fair value of $25.3 million from Level 3 to Level 2 as a result of the Company being able to obtain pricing from an independent, third-party pricing service utilizing significant observable inputs.

For the year ended December 31, 2011, Jackson transferred securities with an amortized cost and fair value of $9.3 million and $8.2 million, respectively, into Level 3 from Level 2 as a result of third party pricing not being available.  There were no transfers between Level 1 and 2 of the fair value hierarchy in 2012 or 2011.

The portion of gains (losses) included in net income or other comprehensive income attributable to the change in unrealized gains and losses on Level 3 financial instruments still held at December 31, 2012 and 2011 was as follows (in thousands):

	2012	2011
Assets
Fixed maturities
Corporate securities	$4,646	$2,937
Other asset-backed securities	758	(3,865)
Trading securities	12,094	15,915
Limited partnerships	135,946	84,478
Derivative instruments	(1,934)	1,934
GMIB reinsurance recoverable	(34,746)	323,740

Liabilities
Embedded derivative liabilities	$857,058	$(1,764,517)
Derivative instruments	(3,765)	5,831
Funds held under reinsurance treaties	6,342	-

44

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Nonrecurring Fair Value Measurements
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value (in thousands).

		December 31, 2012		December 31, 2011
	Fair Value Hierarchy Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Cash and cash equivalents	Level 1	$1,150,420	$1,150,420	$656,253	$656,253
Commercial mortgage loans	Level 3	5,758,997	6,194,507	5,530,370	5,937,422
Policy loans	Level 3	1,379,455	1,379,455	855,099	855,099

Liabilities
Other contract holder funds
Annuity reserves (1)	Level 3	$37,237,390	$38,894,896	$33,619,681	$32,606,744
Reserves for guaranteed investment contracts	Level 3	1,123,971	1,138,699	761,638	771,597
Trust instruments supported by funding	Level 3	1,341,408	1,372,165	1,663,204	1,709,966
Federal Home Loan Bank funding agreements	Level 3	1,801,108	1,802,855	1,751,020	1,752,556
Debt	Level 3	292,274	361,585	297,695	323,341

(1)	Annuity reserves represent only the components of deposits on investment contracts that are considered to be financial instruments.

Fair Value Option

As described in Note 2, in connection with the acquisition of REALIC, the Company elected the fair value option for certain assets, which are held as collateral for reinsurance.  Accordingly, the Company established a funds held liability, for which the Company also elected the fair value option.  The value of the funds held liability is equal to the fair value of the assets held as collateral.  The income and any changes in unrealized gains and losses on these assets and the corresponding funds held liability are included in net investment income and have no impact on the Company’s consolidated income statement. Income and changes in unrealized gains and losses on other assets for which the Company has elected the fair value option are immaterial to the Company’s consolidated financial statements.

7.	Deferred Policy Acquisition Costs and Deferred Sales Inducement Costs

The balances of and changes in deferred policy acquisition costs, as of and for the years ended December 31 were as follows (in thousands):

	2012	2011	2010
Balance, beginning of year	$4,395,174	$4,170,644	$3,746,711
Deferrals of acquisition costs	1,105,124	1,002,864	938,131
Amortization related to:
Operations	(443,296)	(622,469)	(293,483)
Derivatives	147,992	225,568	345,556
Net realized (gains) losses	(3,594)	(12,304)	4,621
Total amortization	(298,898)	(409,205)	56,694
Unrealized investment gains	(378,813)	(373,792)	(577,924)
Other	-	4,663	7,031
Balance, end of year	$4,822,587	$4,395,174	$4,170,643

45

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

The balances of and changes in deferred sales inducement costs, which are reported in other assets, as of and for the years ended December 31 were as follows (in thousands):

	2012	2011	2010
Balance, beginning of year	$602,486	$451,096	$476,749
Deferrals of sales inducements	171,393	183,517	144,037
Amortization related to:
Operations	(131,317)	(149,261)	(110,854)
Derivatives	(12,796)	183,744	34,373
Net realized (gains) losses	(665)	(1,241)	897
Total amortization	(144,778)	33,242	(75,584)
Unrealized investment gains	(68,960)	(65,369)	(94,106)
Balance, end of year	$560,141	$602,486	$451,096

8.	Reinsurance

The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability.  The Company reinsures certain of its risks to other reinsurers under a yearly renewable term, coinsurance, or modified coinsurance basis.  The Company monitors the financial strength rating of reinsurers on a monthly basis.

The Company previously acquired certain lines of business that are wholly ceded to non-affiliates.  These include both direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

Jackson’s GMIBs are reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, meet the definition of a derivative.  Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company’s consolidated balance sheets, with changes in fair value recorded in other investment losses.

As a pre-closing condition to the acquisition described in Note 3, and after receipt of all required regulatory approvals, REALIC entered into three retro treaties with SRZ.  Pursuant to these retro treaties, REALIC ceded to SRZ on a 100% coinsurance basis certain blocks of business written or assumed by REALIC.  These blocks of business include the disability income and accident and health business written or assumed by REALIC, a mix of life and annuity insurance business written or assumed by REALIC, and the corporate owned life insurance business assumed by REALIC.  The effective date of the three retrocession agreements was July 1, 2012.

Pursuant to the retro treaties, the Company holds certain assets, primarily in the form of policy loans and fixed maturities, as collateral for the reinsurance recoverable.  Accordingly, the Company established a corresponding funds held under reinsurance treaties liability.  At December 31, 2012, this funds held liability was $3.3 billion.

46

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

The effect of reinsurance on premiums was as follows (in thousands):

	Years Ended December 31,
	2012	2011	2010
Direct premiums:
Life	$411,112	$257,015	$273,247
Accident and health	28,989	3,020	9,058
Plus reinsurance assumed:
Life	28,233	12,728	13,736
Accident and health	4,765	860	1,122
Less reinsurance ceded:
Life	(243,470)	(109,407)	(123,621)
Accident and health	(33,754)	(3,880)	(10,180)
Annuity guaranteed benefits	(19,605)	(20,526)	(20,641)
Total net premiums	$176,270	$139,810	$142,721

The effect of reinsurance on benefits was as follows (in thousands):

	Years Ended December 31,
	2012	2011	2010
Direct benefits
Life	$939,727	$668,546	$594,368
Accident and health	55,005	1,598	5,220
Annuity guaranteed benefits	86,651	73,756	92,382
Plus reinsurance assumed:
Life	118,284	27,317	27,934
Accident and health	11,941	468	560
Less reinsurance ceded:
Life	(292,834)	(118,408)	(121,595)
Accident and health	(66,946)	(2,066)	(5,780)
Deferral of contract enhancements	(157,931)	(172,389)	(125,336)
Change in reserves, net of reinsurance	(79,683)	106,474	68,972
Total benefits	$614,214	$585,296	$536,725

Components of the Company’s reinsurance recoverable as of December 31 were as follows (in thousands):

		December 31,
	2012		2011
Reserves:
Life	$7,144,675		$893,963
Accident and health	896,942		5,764
Guaranteed minimum income benefits	416,528		451,274
Other annuity benefits	306,404		23,129
Claims liability	1,078,281		33,411
Other	34,078		2,147
Total	$9,876,908		$1,409,688

47

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Included in the reinsurance recoverable were reserves ceded to Brooke Life of $44.5 million and $46.2 million at December 31, 2012 and 2011, respectively.  The largest amount ceded to any reinsurer at December 31, 2012 totaled $7.0 billion, which was primarily related to the retro treaties.

The following table sets forth the Company’s net life insurance in-force (in millions):

	December 31,
	2012	2011
Direct life insurance in-force	$285,991	$88,014
Amounts assumed from other companies	26,619	1,334
Amounts ceded to other companies	(171,667)	(47,059)
Net life insurance in-force	$140,943	$42,289

9.	Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds

The following table sets forth the Company’s reserves for future policy benefits and claims payable balances as of December 31 (in thousands):

	2012	2011
Traditional life	$13,299,494	$1,863,584
Guarantee benefits	2,604,567	2,756,329
Claims payable	1,728,784	418,552
Other	345,403	40,323
Total	$17,978,248	$5,078,788

For traditional life insurance contracts, which include term and whole life, reserves are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses, plus provisions for adverse deviation.  The acquisition of REALIC increased the Company’s traditional life reserves at December 31, 2012 by $12.1 billion.

The Company’s liability for future policy benefits also includes liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 10.

The following table sets forth the Company’s liabilities for other contract holder funds balances as of December 31 (in thousands):

	2012	2011
Interest-sensitive life	$9,705,271	$5,094,839
Variable annuity fixed option	6,996,151	6,652,194
Fixed annuity	20,352,342	19,141,851
Fixed index annuity	11,507,614	9,879,350
GICs, funding agreements and FHLB advances	4,266,250	4,175,862
Total	$52,827,628	$44,944,096

For interest-sensitive life contracts, liabilities approximate the policyholder’s account value, plus the unamortized balance of the fair value adjustment related to the REALIC acquired business.  The liability for fixed index annuities is based on two components, 1) the imputed value of the underlying guaranteed host contract, and 2) the fair value of the embedded option component of the contract.  For fixed annuities and other investment contracts, as detailed in the above table, the liability is the policyholder’s account value, plus the unamortized balance of the fair value adjustment related to the REALIC acquired business.  At December 31, 2012, the Company had interest sensitive life business with minimum guaranteed interest rates ranging from 2.5% to 6.0%, with a 4.67% average guaranteed rate and fixed interest rate annuities with minimum guaranteed rates ranging from 1.0% to 5.5% and a 2.53% average guaranteed rate.

48

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Upon acquisition of REALIC, the Company recorded a fair value adjustment related to certain annuity and interest sensitive liability blocks of business to reflect the cost of the interest guarantees within the inforce liabilities, based on the difference between the guaranteed interest rate and an assumed new money guaranteed interest rate.  This adjustment was recorded in reserves for future policy benefits and claims payable.  This component of the acquired reserve will be reassessed at the end of each period, taking into account changes in the inforce block and the relationship between guaranteed rates and market crediting rates.  Any resulting change in the reserve will be recorded as a change in reserve through the consolidated income statement.

The change in the fair value adjustments noted above have been included in the Company’s income statement as a change in reserve.

At December 31, 2012 and 2011, approximately 88% and 83%, respectively, of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates.  The following tables show the distribution of the fixed interest rate annuities’ account values within the presented ranges of minimum guaranteed interest rates at December 31 (in millions):

	2012

Minimum Guaranteed Interest Rate	Account Value
	Fixed	Fixed Index	Variable	Total
1.0%	$904.6	$1,118.1	$2,094.9	$4,117.6
>1.0% - 2.0%	3,113.1	6,926.3	3,522.1	13,561.5
>2.0% - 3.0%	9,758.5	3,463.2	1,379.2	14,600.9
>3.0% - 4.0%	2,008.2	-	-	2,008.2
>4.0% - 5.0%	2,467.6	-	-	2,467.6
>5.0% - 5.5%	340.3	-	-	340.3
Total	$18,592.3	$11,507.6	$6,996.2	$37,096.1

	2011

Minimum Guaranteed Interest Rate	Account Value
	Fixed	Fixed Index	Variable	Total
1.0%	$302.4	$1,339.0	$1,448.1	$3,089.5
>1.0% - 2.0%	3,424.6	5,664.2	3,794.8	12,883.6
>2.0% - 3.0%	9,942.9	2,876.2	1,409.3	14,228.4
>3.0% - 4.0%	1,307.0	-	-	1,307.0
>4.0% - 5.0%	2,214.1	-	-	2,214.1
>5.0% - 5.5%	260.1	-	-	260.1
Total	$17,451.1	$9,879.4	$6,652.2	$33,982.7

At December 31, 2012 and 2011, approximately 83% and 91%, respectively, of the Company’s interest sensitive life business account values correspond to crediting rates that are at the minimum guaranteed interest rates.  The following table shows the distribution of the interest sensitive life business account values within the presented ranges of minimum guaranteed interest rates at December 31 (in millions):

Minimum Guaranteed Interest	Account Value - Interest Sensitive Life
Rate	2012	2011
>2.0% - 3.0%	$298.1	$202.4
>3.0% - 4.0%	3,479.5	1,779.6
>4.0% - 5.0%	3,407.8	1,066.3
>5.0% - 5.5%	2,519.9	2,046.5
Total	$9,705.3	$5,094.8

49

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

The Company has established a European Medium Term Note program, with up to $7 billion in aggregate principal amount outstanding at any one time.  Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited by the Company and secured by the issuance of funding agreements.  Carrying values totaled $0.6 billion and $0.7 billion at December 31, 2012 and 2011, respectively.

The Company has established a $10.8 billion aggregate Global Medium Term Note program.  Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements.  The carrying values at December 31, 2012 and 2011 totaled $0.8 billion and $1.0 billion, respectively.

Those Medium Term Note instruments issued in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps.  The fair value of derivatives embedded in funding agreements, as well as unrealized foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

Trust instrument liabilities are adjusted to reflect the effects of foreign currency translation gains and losses using exchange rates as of the reporting date.  Foreign currency translation gains and losses are included in other investment losses.

Jackson and Squire Re are members of the FHLBI primarily for the purpose of participating in the bank’s mortgage-collateralized loan advance program with short-term and long-term funding facilities.  Advances are in the form of short-term or long-term notes or funding agreements issued to FHLBI.  At December 31, 2012 and 2011, the Company held $115.1 million and $107.0 million, respectively, of FHLBI capital stock, supporting $1.8 billion in funding agreements, short-term and long-term borrowing capacity in both years.

10.	Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities).  The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary.  These guarantees include benefits that are payable in the event of death (GMDB), annuitization (GMIB), at specified dates during the accumulation period (GMWB) or at the end of a specified period (GMAB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities.  Liabilities for guaranteed benefits are general account obligations and are reported in reserves for future policy benefits and claims payable.  Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income.  Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves within the consolidated income statement with the exception of changes in embedded derivatives, which are included in other investment losses.  Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements.

50

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

At December 31, 2012 and 2011, the Company provided variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

					Average
				Weighted	Period
			Net	Average	until
December 31, 2012	Minimum	Account	Amount	Attained	Expected
	Return	Value	at Risk	Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0-6%	$66,587.5	$2,988.8	64.4 years
GMWB - Premium only	0%	3,597.7	147.5
GMWB	0-5%*	5,460.9	142.6
GMAB - Premium only	0%	86.2	0.8
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		7,401.8	527.4	64.0 years
GMWB - Highest anniversary only		3,055.3	398.1
GMWB		1,132.8	222.9
Combination net deposits plus minimum return, highestspecified anniversary account value minus withdrawals post-anniversary
GMDB	0-6%	4,397.6	565.0	66.4 years
GMIB	0-6%	2,581.6	762.4		3.3 years
GMWB	0-8%*	50,662.2	3,117.2

					Average
				Weighted	Period
			Net	Average	until
December 31, 2011	Minimum	Account	Amount	Attained	Expected
	Return	Value	at Risk	Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0-6%	$49,063.8	$4,528.9	64.2 years
GMWB - Premium only	0%	3,613.5	303.2
GMWB	0-5%*	4,012.6	904.8
GMAB - Premium only	0%	83.3	3.0

Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		6,218.9	1,053.7	63.7 years
GMWB - Highest anniversary only		2,883.3	657.6
GMWB		1,143.0	336.7
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMDB	0-6%	3,260.8	744.7	66.1 years
GMIB	0-6%	2,582.0	893.7		4.2 years
GMWB	0-8%*	34,037.8	3,517.2

* Ranges shown based on simple interest.  The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period.

51

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Amounts shown as GMWB above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits.  The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below).  For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2012	2011
Equity	$61,834.5	$44,916.8
Bond	9,221.0	6,606.6
Balanced	7,478.2	5,976.5
Money market	1,244.6	1,052.8
Total	$79,778.3	$58,552.7

GMDB liabilities reflected in the general account were as follows (in millions):

	2012	2011	2010
Balance at January 1	$466.6	$342.0	$308.7
Incurred guaranteed benefits	100.2	198.4	125.7
Paid guaranteed benefits	(86.7)	(73.8)	(92.4)
Balance at December 31	$480.1	$466.6	$342.0

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments.  The Company regularly evaluates estimates used and adjusts the liability balance through the income statement, within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2012 and 2011 (except where otherwise noted):
1)	Use of a series of deterministic investment performance scenarios, based on historical average market volatility.
2)	Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.
3)	Mortality equal to 78.0% to 100% of the Annuity 2000 table.
4)	Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.50% to 40.0%, with an average of 4.0% during the surrender charge period and 10.0% thereafter.
5)	Discount rate of 8.4%.

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, with the change in fair value reported in net income.  The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 6.  The fair valued GMWB reserve totaled $1,219.0 million and $2,074.8 million at December 31, 2012 and 2011, respectively, and was reported in reserves for future policy benefits and claims payable.

Jackson has also issued certain GMWB products that guarantee payments over a lifetime.  Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated similar to the GMDB liability with the sole exception that the reserve calculation uses a series of stochastic investment performance scenarios.  At December 31, 2012 and 2011, these GMWB reserves totaled $21.2 million and $14.7 million, respectively, and were reported in reserves for future policy benefits and claims payable.

52

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

GMAB benefits were offered on some variable annuity plans.  However, the Company no longer offers these benefits. At December 31, 2012 and 2011, the liability was $2.0 million and $3.2 million, respectively.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments.  The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used for calculating the direct GMIB liability at December 31, 2012 and 2011 are consistent with those used for calculating the GMDB liability.  At December 31, 2012 and 2011, GMIB reserves before reinsurance totaled $16.3 million and $16.0 million, respectively.

Other Liabilities – Insurance and Annuitization Benefits

The Company has established additional reserves for life insurance business for universal life (“UL”) plans with secondary guarantees, interest-sensitive life (“ISWL”) plans that exhibit “profits followed by loss” patterns and account balance adjustments to tabular guaranteed cash values on one interest-sensitive life plan.  At December 31, 2012, this includes reserves for similar benefits on REALIC UL business acquired during the year.  The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations.  A liability is established to cover future annuitization benefits in excess of surrender values.  The total liability for this block is the surrender value, plus the annuitization reserve.

Liabilities for these benefits have been established according to the methodologies described below:

	December 31, 2012			December 31, 2011
Benefit Type	Liability (in millions)	Net Amount at Risk (in millions)	Weighted Average Attained Age	Liability (in millions)	Net Amount at Risk (in millions)	Weighted Average Attained Age
UL insurance benefit *	$785.6	$31,610.5	58.1 years	$105.1	$6,125.9	55.9 years
Two-tier annuitization	3.5	26.8	65.2 years	6.0	31.9	64.7 years
ISWL account balance adjustment	78.9	n/a	n/a	73.0	n/a	n/a

* Amounts for the UL benefits are for the total of the plans containing any policies having projected non-zero excess benefits, and thus may include some policies with zero projected excess benefits.

The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2012 and 2011:

1)	Use of a series of deterministic premium persistency scenarios.
2)	Other experience assumptions similar to those used in amortization of deferred acquisition costs.
3)	Discount rates equal to the credited interest rates, approximately 4% to 5.5% projected.

The following assumptions and methodology were used to determine the two-tier annuitization benefit liability at December 31, 2012 and 2011:
1)	Use of a series of deterministic scenarios, varying by surrender rate and annuitization rate.
2)	Other experience assumptions similar to those used in amortization of deferred acquisition costs.
3)	Discount rates are equal to credited interest rates, approximately 3% to 4%.

53

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

11.	Debt

The aggregate carrying value of borrowings was as follows (in thousands):

	2012	2011
Surplus notes	$249,377	$249,354
Mortgage loans	30,397	30,841
VIE related borrowings	2,500	2,500
FHLBI mortgage loan	10,000	15,000
Total	$292,274	$297,695

Due in less than 1 year	$-
Due in more than 1 to 5 years	42,897
Due after 5 years	249,377
Total	$292,274

Surplus notes

On March 15, 1997, the Company issued 8.15% surplus notes in the principal amount of $250.0 million due March 15, 2027.  These surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims and may not be redeemed at the option of the Company or any holder prior to maturity.

Under Michigan Insurance Law, for statutory reporting purposes, the surplus notes are not part of the legal liabilities of the Company and are considered surplus funds.  Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the state of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan Insurance Law.  Interest is payable semi-annually on March 15th and September 15th of each year.  Interest expense on the notes was $20.4 million in 2012, 2011, and 2010.

Mortgage loans

At December 31, 2012 and 2011, certain consolidated real estate VIEs had outstanding mortgage loans with a weighted average interest rate of 4.4%, with maturities through 2016.  Interest expense totaled $1.4 million, $1.4 million, and $2.1 million in 2012, 2011, and 2010, respectively.

VIE related borrowings

Certain of the Company’s VIEs have “equity” classes issued in the form of non-investment grade debt.  Accordingly, these equity classes are classified as notes payable rather than minority interest in the consolidated balance sheets.  These notes accrue contingent interest expense in addition to the stated coupon.  At December 31, 2011, there was a single equity class outstanding that matures in 2016.  The outstanding principal amount accrued interest at a weighted average interest rate of 5.3% and 9.4% at December 31, 2012 and 2011, respectively.  Interest expense on the notes in 2012, 2011, and 2010 totaled $0.1 million, $0.2 million, and $8.8 million, respectively.

Additionally, certain of the Company’s consolidated VIEs issued debt to external parties, which was redeemed in 2011.  While outstanding, the principal amount accrued interest at a weighted average interest rate of 0.8% in 2011.  Interest expense on the notes totaled $0.2 million and $2.6 million in 2011 and 2010, respectively, which were the only years these VIEs were consolidated in Jackson’s consolidated financial statements.

54

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

Federal Home Loan Bank Mortgage Loan

In 2010, the Company received a mortgage loan from the FHLBI, under its community investment program.  The loan accrues interest at 1.04% and the outstanding balance was $10.0 million and $15.0 million at December 31, 2012 and 2011, respectively.  Interest expense totaled $0.1 million and $0.2 million during 2012 and 2011, respectively.  At December 31, 2012, the mortgage loan was collateralized by real estate with a carrying value of $20.2 million.

12.	Federal Home Loan Bank Advances

The Company entered into a short-term advance program with the FHLBI in which interest rates were either fixed or variable based on the FHLBI cost of funds or market rates.  There were no advances outstanding at December 31, 2012.  Advances of $150.0 million at an interest rate of 0.14% were outstanding at December 31, 2011.  The Company paid interest of $0.3 million in 2012.  The Company did not pay interest during 2011 since advances were only drawn in December.  Advances were collateralized by CMBS and other structured securities with a carrying value of $165.7 million at December 31, 2011.

13.	Income Taxes

The components of the provision for federal, state and local income taxes were as follows (in thousands):

	Years Ended December 31,
	2012	2011	2010
Current tax expense (benefit)	$302,110	$58,481	$(179,053)
Deferred tax expense	53,323	153,591	260,445
Federal income tax expense	$355,433	$212,072	$81,392

The federal income tax provisions differ from the amounts determined by multiplying pre-tax income attributable to Jackson by the statutory federal income tax rate of 35% for 2012, 2011 and 2010 as follows (in thousands):

	Years Ended December 31,
	2012	2011	2010
Income taxes at statutory rate	$452,615	$276,431	$143,513
Dividends received deduction	(107,412)	(59,136)	(56,390)
Other	10,230	(5,223)	(5,731)
Federal income tax expense	$355,433	$212,072	$81,392

Effective tax rate	27.5%	26.9%	19.8%

Federal income taxes paid (recovered) were $241.2 million, $170.0 million, and $(517.8) million in 2012, 2011, and 2010, respectively.  The 2010 tax recovery included $287.7 million due to Internal Revenue Service (“IRS”) guidance issued in March 2010 related to the adoption of new statutory reserving requirements for variable annuities in 2009 issued by the National Association of Insurance Commissioners (“NAIC”).  This new tax guidance required that the tax reserve decrease recognized upon implementation of the transition to the new reserving methodology be amortized over 10 years.  Approximately $822.1 million of the additional tax reserve deduction was available to carryback and offset the prior year’s taxable income.  For GAAP, this guidance resulted in a current tax recoverable, offset by a decrease in a deferred tax asset, with no impact on total tax expense.

55

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2012	2011
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$3,120,346	$1,846,024
Other-than-temporary impairments and other investment items	76,647	122,244
Deferred compensation	48,067	42,690
Other, net	127,976	66,473
Total gross deferred tax asset	3,373,036	2,077,431

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(1,465,119)	(1,511,911)
Other investment items	(315,416)	(246,482)
Other assets	(20,799)	(22,314)
Net unrealized gains on available for sale securities	(2,063,272)	(1,001,325)
Total gross deferred tax liability	(3,864,606)	(2,782,032)

Net deferred tax liability	$(491,570)	$(704,601)

The Company is required to evaluate the recoverability of its deferred tax assets and establish a valuation allowance, if necessary, to reduce its deferred tax asset to an amount that is more likely than not to be realizable.  Considerable judgment and the use of estimates are required when determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance.  When evaluating the need for a valuation allowance, the Company considers many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies the Company would employ to avoid a tax benefit from expiring unused.  Although realization is not assured, management believes as of December 31, 2012, it is more likely than not that the deferred tax assets, will be realized.  At December 31 2012 and 2011, the Company did not have a valuation allowance.

At December 31, 2012, the Company had a federal tax ordinary loss carryforward of $153.7 million which expires in 2026, that was attributable to the Company’s acquisition of REALIC.  Section 382 of the Internal Revenue Code imposes limitations on the utilization of net operating loss carryforwards.  The Section 382 limitation is an annual limitation on the amount of pre-acquisition NOLs that a corporation may use to offset post-acquisition income. Section 382 further limits certain unrealized built-in losses at the time of acquisition. The annual limitation, subject to potential purchase price adjustments, is approximately $20.0 million.

56

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

In August 2007, the IRS issued Revenue Ruling 2007-54 that would have changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction (“DRD”) on separate account assets held in connection with variable annuity and life contracts, but that ruling was suspended by Revenue Ruling 2007-61.  Revenue Ruling 2007-61 also announced the Treasury Department’s and the IRS’s intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable contracts.  Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations.  Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, there is no assurance that the change will not be retrospectively applied.  As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.  In January 2010, Jackson received a formal Notice of Assessment from the IRS disallowing the separate account DRD for 2003, 2005 and 2006.  Jackson did not agree with the assessment and filed a protest with the Appellate Division of the IRS.  In February 2013, the IRS fully conceded the separate account DRD issue in favor of the Company after obtaining approval from the Joint Committee on Taxation.

In February 2012, Brooke Life received a Notice of Proposed Adjustment from the IRS, regarding an assessment related to its tax treatment of interest expense on intercompany debt in 2007 and 2008.  Due to the intercompany tax sharing agreement, the effect of an adjustment, if any, would impact Jackson’s total stockholder’s equity.  The total aggregate exposure to the Company’s stockholder’s equity is approximately $160.0 million.  Brooke Life does not agree with the assessment, believes its current position is sustainable and filed a protest with the Appellate Division of the IRS.  In February 2013, the IRS fully conceded the debt/equity issue for years under examination in favor of the Company, subject to approval by the Joint Committee on Taxation.

During 2011, Jackson established a reserve for an unrecognized tax benefit as required for income tax uncertainties.  The following table summarizes the changes in the Company’s unrecognized tax benefits, for the years ended December 31, 2012 and 2011 (in thousands).

	2012	2011
Unrecognized tax benefit, beginning of year	$45,065	$-
Additions for tax positions identified	-	45,065
Reduction of tax positions of closed prior years	-	-
Reduction of reserve (1)	(45,065)	-
Unrecognized tax benefit, end of year	$-	$45,065

(1)	Elimination of reserve due to issuance of new IRS guidance

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward.  The total amount of unrecognized benefits represent tax positions for which there is uncertainty about the timing of certain deductions.  The timing of such deductions would not affect the annual effective tax rate, excluding the impact of interest and penalties.

Interest totaling $10.4 million related to these unrecognized tax benefits has been included in income tax expense in the consolidated income statement for 2011.  The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2012, 2011, or 2010.

Based on information available as of December 31, 2012, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.

57

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

14.	Commitments, Contingencies and Guarantees

The Company and its subsidiaries are involved in litigation arising in the ordinary course of business.  It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company’s financial condition.  Jackson has been named in civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers including a modal premium case and allegations of misconduct in the sale of insurance products.  The Company accrues for legal contingencies once the contingency is deemed to be probable and reasonably estimable.  At December 31, 2012 and 2011, Jackson recorded accruals totaling $32.9 million and $19.9 million, respectively.

State guaranty funds provide payments for policyholders of insolvent life insurance companies.  These guaranty funds are financed by assessing solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations.  Based on data received, the Company’s reserve for future state guaranty fund assessments was $43.1 million and $26.6 million at the end of 2012 and 2011, respectively.  Related premium tax offsets were $19.7 million and $15.3 million at December 31, 2012 and 2011, respectively.  While Jackson cannot predict the amount and timing of any future assessments, the Company believes the reserve is adequate for all anticipated payments for known insolvencies.

At December 31, 2012, the Company had unfunded commitments related to its investments in limited partnerships and limited liability companies totaling $528.2 million.  At December 31, 2012, unfunded fixed-rate commercial mortgage loan commitments totaled $140.1 million.

The Company has received regulatory inquiries on an industry-wide matter relating to claims settlement practices and compliance with unclaimed property laws.  Concurrently, some regulators and state legislatures have required and others are considering proposals that would require life insurance companies to take additional steps to identify unreported deceased policy and contract holders.  Additionally, numerous states are contracting with independent firms to perform specific unclaimed property audits or targeted market conduct examinations covering claims settlement practices and procedures for escheating unclaimed property.  One such firm has been contracted by treasury departments of 26 states to perform an examination of the Company’s practices for handling unclaimed property.  Any regulatory audits, related examination activity and internal reviews may result in additional payments to beneficiaries, escheatment of funds deemed abandoned under state laws, administrative penalties and changes in the Company’s procedures for the identification of unreported claims and handling of escheatable property.

In 2011, the Company initiated a project to compare its entire policy master file to vendors’ databases of known deaths and accrued a $25.0 million provision for potential claims at December 31, 2011.  In 2012, the Company incurred losses of $28.0 million, net of policy reserves released upon death, as a result of the project.  At December 31, 2012, based on its current analysis, the Company has accrued $28.0 million for estimated remaining claims that have not yet been positively identified.

The Company has two separate service agreements with third party administrators to provide policyholder administrative services.  These agreements, subject to certain termination provisions, have ten-year periods and expire in 2019 and 2020.

58

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

The Company leases office space, land and equipment under several operating leases that expire at various dates through 2051.  Certain leases include escalating lease rates, lease abatements and other incentives and, as a result, at December 31, 2012, Jackson recorded a liability of $12.1 million for future lease payments.  Lease expense was $28.1 million, $25.2 million, and $22.3 million in 2012, 2011, and 2010, respectively.  At December 31, 2012, future minimum payments under these noncancellable operating leases were as follows (in thousands):

2013	$19,779
2014	17,984
2015	14,360
2016	11,939
2017	6,940
Thereafter	13,881
Total	$84,883

15.	Share-Based Compensation

Certain officers participate in various share award plans relating to Prudential shares and/or American Depositary Receipts (“ADR’s”) that are tradable on the New York Stock Exchange and are described below.

The Group Performance Share Plan (“GPSP”) is a Prudential incentive plan in which all executive directors of Prudential and other senior executives can participate.  Awards are granted in the form of a nil cost option with a vesting period of three years.  The performance measure for the awards is that Prudential’s Total Shareholder Return (“TSR”) outperforms an index comprised of peer companies over a three-year period.  Vesting of the awards between each performance period is on a straight line sliding scale basis ranging from 0% (less than the peer index TSR return) to 100% (more than 120% of the peer index TSR return).  Participants are entitled to the value of reinvested dividends that would have accrued on the shares that vest.

The Business Unit Performance Plan (“BUPP”) is a Prudential incentive plan created to provide a common framework under which awards would be made to Chief Executive Officers (“CEO”) of Prudential’s business units.  Awards under this nil cost plan for Jackson’s CEO are based on compound annual growth in Jackson Shareholder Capital Value on a European Embedded Value (“EEV”) basis with performance measured over three years. Awards granted in 2009 and later are settled in ADR’s after vesting.  Participants are entitled to receive the value of reinvested dividends over the performance period for those shares/ADR’s that vest.  The compound annual growth parameters for the awards are based on factors relevant to the U.S. business and vesting between each performance point is on a straight line sliding scale basis ranging from 0% (less than 8% growth) to 100% (more than 12% growth).

In 2011, the Company granted one-off type retention awards to certain key senior executives within Jackson.  These awards were subject to the prior approval of the Jackson Remuneration Committee and are nil cost options with a contingent right to receive Prudential ADR’s.  The awards are contingent upon continued employment of the recipient through the award vesting date.  There are no performance measurements with these awards.

In 2012, the Company classifies all the above plans as equity settled plans and, thereby, reflects the net reserve related to the compensation expense and the value of the shares distributed under this plan within the statement of equity.  Prior periods have been reclassified to conform to this presentation.  At December 31, 2012 and 2011, the Company had $12.9 million and $8.0 million, respectively, reserved for future payments under these plans.

The Company also has a performance-related share award plan which, subject to the prior approval of the Jackson Remuneration Committee, may grant share awards to eligible employees in the form of a contingent right to receive Prudential ADR’s, or a conditional allocation of Prudential ADR’s.  These share awards are based on the compound annual EEV imputed growth in shareholder value of the U.S. business, have vesting periods of four years and are at nil cost to the employee.  Share awards vest between 0% (less than 8% growth) and 150% (more than 17.5% growth) of the grant amounts dependent on the compound annual growth rate attained over the performance period.  Award holders do not have any right to dividends or voting rights attached to the ADR’s granted during the performance period.

59

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

The Company classifies this plan as a liability settled plan and, thereby, reflects the accrued compensation expense and the value of the shares distributed under this plan within other liabilities.  At December 31, 2012 and 2011, the Company had $23.9 million and $15.6 million, respectively, accrued for future payments under this plan.

The Company either acquires shares/ADR’s or reimburses Prudential for the costs of any shares/ADR’s that were distributed to participants in the above plans, or are to be distributed in the future. The shares/ADR’s acquired for all the share-award plans are held at cost in a trust account for future distributions.  The Company reflects the costs of shares/ADR’s held within the statement of equity as shares held in trust.  At December 31, 2012 and 2011, the Company had $25.1 million and $16.8 million of shares/ADR’s held at cost in the trust, respectively.

The Company recognizes share-based compensation expense associated with the equity settled plans based on the grant-date award fair value as determined using either the Black-Scholes model or the Monte Carlo model ratably over the requisite service period of each individual grant, which generally equals the vesting period. For the liability settled share award plans, compensation expense is recognized based on the change in fair value of the award at the end of each reporting period due to the plans cash settlement alternatives.

Total expense related to these share-based performance related compensation plans was as follows (in millions):

	For the Years Ended December 31,
	2012	2011	2010
Group Performance Share Plan	$8.0	$2.3	$1.5
Business Unit Performance Plan	7.2	3.7	-
Retention Share Plan	2.0	1.5	-
Jackson performance plan	15.8	4.3	10.7
Total compensation expense related to incentive plans	$33.0	$11.8	$12.2

Income tax benefit	$11.5	$4.1	$4.3

The total unrecognized compensation expense related to all share-based plans at December 31, 2012 was $12.9 million with a weighted average remaining period of 1.32 years.

The weighted average share/ADR fair values of share-based awards granted by plan during 2012, 2011 and 2010 were as follows:

	2012	2011	2010
Weighted Average Fair Value:
Group Performance Share Plan	$12.11	$12.84	$8.33
Business Unit Performance Plan	$20.89	$21.89	$15.48
Jackson performance plan	$24.24	$23.27	$15.97

60

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

The weighted average fair value for the Company’s performance awards represents the average Prudential ADR price for the thirty days following Prudential’s unaudited annual earnings release date.  The fair value amounts relating to the equity settled plans were determined using either the Black-Scholes or Monte Carlo option-pricing models. These models are used to calculate fair values for options and awards at the grant date based on the quoted market price of the stock at the measurement date, the dividend yield, expected volatility, risk-free interest rates and expected term. The following assumptions were used in 2012, 2011 and 2010 in determining the GPSP fair value:

	2012	2011	2010
Dividend yield	3.63%	3.33%	3.43%

Expected volatility	32.80%	28.80%	43.00%

Risk-free interest rate	0.30%	1.33%	1.78%

Expected life	3 years	3 years	3 years

Weighted average share price	$12.11	$12.84	$8.33

The expected volatility is measured as the standard deviation of expected share price returns based on statistical analysis of daily share prices over a period up to the grant date equal to the expected life of the options. Risk-free interest rates are United Kingdom gilt rates with projections for three-year terms to match corresponding vesting periods.  Dividend yield is determined as the average yield over the year of the grant and expected dividends are not incorporated into the measurement of fair value.  For the GPSP, volatility and correlation between Prudential and an index constructed from a simple average of the Total Shareholder Return growth of ten companies is required. For the grants in 2012, an average index volatility and correlation of 32 percent and 76 percent, respectively, were used. Changes to the subjective input assumptions could materially affect the fair value estimate.

At December 31, 2012 and 2011, there were no outstanding non-vested Prudential shares granted.

Outstanding non-vested Prudential ADR’s granted were as follows:

	GPSP		BUPP		Performance Award Plan
	ADR’s	Weighted Average Grant Date Fair Value	ADR’s	Weighted Average Grant Date Fair Value	ADR’s	Weighted Average Grant Date Fair Value
At December 31, 2010	385,459	$9.40	385,459	$14.80	1,228,400	$17.07
Granted	98,824	12.84	98,824	21.89	166,704	23.27
Exercised	-		-		206,000	26.34
Lapsed/Forfeited	-		-		203,745	15.46
At December 31, 2011	484,283	10.10	484,283	16.25	985,359	16.51

Granted	99,628	12.11	99,628	20.89	162,121	24.24
Exercised	234,238		219,598	14.35	220,710	22.73
Lapsed/Forfeited	-		14,640	14.35	77,753	18.49
At December 31, 2012	349,673	$10.68	349,673	$18.83	849,017	$16.19

At December 31, 2012, there were 333,676 non-vested Prudential ADR grants related to the one-off retention award plan, with a weighted average grant date price of $19.45.

61

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

16.	Statutory Accounting Capital and Surplus

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.  Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred and establishing future policy benefit liabilities using different actuarial assumptions, as well as valuing investments and certain assets and accounting for deferred income taxes on a different basis.

Under Michigan Insurance Law, while Jackson must provide notification to the Michigan Commissioner prior to payment of any dividend, ordinary dividends on capital stock may only be distributed out of earned surplus, excluding any unrealized capital gains and the effect of permitted practices (referred to as adjusted earned surplus).  At December 31, 2012, the adjusted earned surplus of the Company was $1,100.7 million.  Ordinary dividends are also limited to the greater of 10% of statutory surplus as of the preceding year-end, excluding any increase arising from the application of permitted practices, or the statutory net income, excluding any realized investment gains, for the twelve month period ended on the preceding December 31.  The Commissioner may approve payment of dividends in excess of these amounts, which would be deemed an extraordinary dividend.  The maximum amount that would qualify as an ordinary dividend, which would consequently be free from restriction and available for payment of dividends to Brooke Life in 2013, is estimated to be $826.9 million, subject to the availability of adjusted earned surplus as of the dividend date.

The Company received capital contributions from its parent of $36.0 million, $19.4 million, and $150.1 million in 2012, 2011, and 2010, respectively.  The capital contributions included $36.0 million, $19.4 million, and $20.1 million in 2012, 2011, and 2010, respectively, from Brooke Life’s forgiveness of intercompany tax liabilities.  Dividend payments from the Company to its parent were $400.0 million, $530.0 million, and $275.0 million in 2012, 2011, and 2010, respectively.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $4.3 billion and $3.6 billion at December 31, 2012 and 2011, respectively.  Statutory net income (loss) of the Company, as reported in its Annual Statement, was $847.2 million, $(453.2) million, and $769.6 million in 2012, 2011, and 2010, respectively.

The Commissioner has granted Jackson a permitted practice that allows Jackson to carry interest rate swaps at book value, as if the requirements for statutory hedge accounting were in place, instead of at fair value as would have been otherwise required.  Jackson is required to demonstrate the effectiveness of its interest rate swap program pursuant to the Michigan Insurance Code.  This permitted practice expires on October 1, 2013.  At December 31, 2012 and 2011, the effect of the permitted practice decreased statutory surplus by $580.5 million and $474.4 million, net of tax, respectively.  The permitted practice had no impact on statutory net income.

Under Michigan Insurance Law, VOBA is reported as an admitted asset if certain criteria are met. In relation to the acquisition of REALIC and pursuant to Michigan Insurance Law at December 31, 2012, the Company reported approximately $470.1 million of statutory basis VOBA, which is fully admissible.  Accordingly, the acquisition had no impact on the Company’s statutory basis capital and surplus at the acquisition date.

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies.  Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital, calculated in a manner prescribed by the NAIC (“TAC”) to its authorized control level RBC, calculated in a manner prescribed by the NAIC (“ACL RBC”).  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“Company action level RBC”). At December 31, 2012 and 2011, the Company’s TAC was more than 400% of the Company action level RBC.

In addition, on the basis of statutory financial statements that insurers file with the state insurance regulators, the NAIC annually calculates twelve financial ratios to assist state regulators in monitoring the financial condition of insurance companies.  A usual range of results for each ratio is used as a benchmark and departure from the usual range on four or more of the ratios can lead to inquiries from individual state insurance departments.  In 2012 and 2011, there were no significant exceptions with any ratios.

62

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

17.	Other Related Party Transactions

The Company’s investment portfolio is managed by PPM America, Inc. (“PPMA”), a registered investment advisor, and PPM Finance, Inc. (collectively, “PPM”).  PPM is ultimately a wholly owned subsidiary of Prudential.  The Company paid $38.7 million, $36.6 million, and $37.2 million to PPM for investment advisory services during 2012, 2011, and 2010, respectively.

National Planning Holdings, Inc. (“NPH”), Jackson’s affiliated broker-dealer network, distributes products issued by Jackson and receives commissions and fees from Jackson.  Commissions and fees paid by Jackson to NPH during 2012, 2011, and 2010 totaled $99.6 million, $94.7 million, and $85.7 million, respectively.

Jackson has entered into shared services administrative agreements with both, NPH and PPMA.  Under the shared services administrative agreements, Jackson charged $7.3 million, $8.5 million, and $6.2 million of certain management and corporate services costs to these affiliates in 2012, 2011, and 2010, respectively.

Jackson provides a $40.0 million revolving credit facility to Nicole Finance, Inc., an upstream holding company.  The loan, executed in 2011, is unsecured, matures in December 2016, accrues interest at 1.27% per annum and has a commitment fee of 0.10% per annum.  There was $26.0 million and $14.7 million outstanding at December 31, 2012 and 2011, respectively.  The highest outstanding loan balance during 2012 and 2011 was $26.0 million and $14.7 million, respectively.  Interest and commitment fees totaled $0.2 million and $9 thousand during 2012 and 2011, respectively.

Jackson provides a $40.0 million revolving credit facility to PPMA.  The loan is unsecured, matures in September 2013, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.25% per annum.  There was no balance outstanding at December 31, 2012 or 2011.  The highest outstanding loan balance during both 2012 and 2011 was $1.0 million.  During 2012, 2011, and 2010, interest and commitment fees totaled $0.1 million, $0.1 million, and $0.2 million, respectively.

Jackson provides a $20.0 million revolving credit facility to Brooke Holdings, LLC, an upstream holding company.  The loan is unsecured, matures in June 2014, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.25% per annum.  There was no outstanding balance at December 31, 2012 and 2011.  The highest outstanding loan balance during both 2012 and 2011 was $7.0 million.  Interest and commitment fees totaled $0.1 million, $0.2 million, and $0.1 million during 2012, 2011, and 2010, respectively.

Jackson provides, through its PGDS subsidiary, information technology services to certain Prudential affiliates.  Jackson recognized $21.6 million, $21.1 million, and $20.1 million of revenue associated with these services during 2012, 2011, and 2010, respectively.  This revenue is included in other income in the accompanying consolidated income statement.  This revenue is substantially equal to the costs incurred by PGDS to provide the services, which are reported in general and administrative expenses in the consolidated income statements.

18.	Benefit Plans

The Company has a defined contribution retirement plan covering substantially all employees and certain affiliates.  To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary.  In addition, the employee must be employed on the applicable January 1 or July 1 entry date.  The Company’s annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year.  In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year.  The Company’s expense related to this plan was $20.9 million, $18.0 million, and $17.4 million in 2012, 2011, and 2010, respectively, comprised solely of the Company’s annual contributions to the plan.

63

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2012 and 2011

The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees.  At December 31, 2012 and 2011, the liability for such plans totaled $130.9 million and $121.5 million, respectively, and is reported in other liabilities.  Jackson invests in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability.  The Company’s expense related to these plans, including a match of elective deferrals for the agents’ deferred compensation plan, was $25.5 million, $3.6 million, and $22.5 million in 2012, 2011, and 2010, respectively.  Investment income (loss) from the mutual funds totaled $18.9 million, $(3.7) million, and $15.7 million in 2012, 2011, and 2010, respectively.

With the acquisition of SRLC, Jackson acquired liabilities related to certain benefit plans which included the Southwestern Life Holdings, Inc. Retiree Benefit Plan, the American Merchants Life Insurance Co. Retiree Benefit Plan, the PennCorp Financial Group, Inc. Retirement and Savings Plan, and the GMAC/Integon obligation.  The net liability for these acquired benefit plans was $8.7 million at December 31, 2012.

19.	Operating Costs and Other Expenses

The following table is a summary of the Company’s operating costs and other expenses (in thousands):

	For the Years Ended December 31,
	2012	2011	2010
Commission expenses	$1,646,678	$1,422,681	$1,263,012
General and administrative expenses	709,690	586,130	538,758
Deferral of policy acquisition costs	(1,105,124)	(1,002,864)	(938,131)
Total operating costs and other expenses	$1,251,244	$1,005,947	$863,639

64

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B:

Jackson National Separate Account - I:

Independent Auditors’ Report
                       Statements of Assets and Liabilities as of December 31, 2012
                       Statements of Operations for the period ended December 31, 2012
                       Statements of Changes in Net Assets for the periods ended December 31, 2012 and 2011
                       Notes to Financial Statements

Jackson National Life Insurance Company:

Report of Independent Registered Public Accounting Firm
                       Consolidated Balance Sheets as of December 31, 2012 and 2011
                       Consolidated Income Statements for the years ended December 31, 2012, 2011, and 2010
                       Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended
                         December 31, 2012, 2011, and 2010
                       Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011, and 2010
                       Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit              Description
No.

1.
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

2.	Not Applicable.

3.

a.
Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

b.
Selling Agreement between Jackson National Life Insurance Company and Jackson National Life Distributors, LLC (V2565 01/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

c.
Selling Agreement between Jackson National Life Insurance Company and Jackson National Life Distributors, LLC (V2565 08/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

4.

a.	Specimen of Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

b.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

c.	Specimen of Earnings Protection Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

d.
Specimen of 20% Additional   Free   Withdrawal   Benefit   Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

e.
Specimen of Five-Year Withdrawal Charge Schedule Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

f.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

g.	Specimen of Roth IRA Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos.333-118368 and 811-08664).

h.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-11368 and 811-08664).

i.
Specimen of the Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit (HQAV) Endorsement (7595 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 67, filed on April 2, 2009 (File Nos. 333-70472 and 811-08664).

j.
Specimen of the [5%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7596 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 67, filed on April 2, 2009 (File Nos. 333-70472 and 811-08664).

k.
Specimen of the Combination [5%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement (7597 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No.67, filed on April 2, 2009 (File Nos. 333-70472 and 811-08664).

l.
Specimen of the [6%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7598 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No.  67, filed on April 2, 2009 (File Nos. 333-70472 and 811-08664).

m.
Specimen of the Combination [6%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement (7599 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No.67, filed on April 2, 2009 (File Nos. 333-70472 and 811-08664).

n.
Specimen of the Reduced Administration Charge Endorsement (7536 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 71, filed on September 24, 2009 (File Nos. 333-70472 and 811-08664).

o.
Specimen of the [2%] Contract Enhancement Endorsement (7567 12/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 80, filed on April 30, 2010 (File Nos. 333-70472 and 811-08664).

p.
Specimen of the [3%] Contract Enhancement Endorsement (7568 12/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 80, filed on April 30, 2010 (File Nos. 333-70472 and 811-08664).

q.
Specimen of the [4%] Contract Enhancement Endorsement (7569 12/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 80, filed on April 30, 2010 (File Nos. 333-70472 and 811-08664).

r.
Specimen of the [5%] Contract Enhancement Endorsement (7570 12/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 80, filed on April 30, 2010 (File Nos. 333-70472 and 811-08664).

s.
Specimen of the Guaranteed Minimum Withdrawal Benefit With [5] Year Step-Up (SafeGuard Max) Endorsement (7633 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 80, filed on April 30, 2010 (File Nos. 333-70472 and 811-08664).

t.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net), Endorsement (7619 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 80, filed on April 30, 2010 (File Nos. 333-70472 and 811-08664).

u.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net with Joint Option) Endorsement (7620 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 80, filed on April 30, 2010 (File Nos. 333-70472 and 811-08664).

v.
Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

w.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7640 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

x.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7641 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

y.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7642 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

z.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7643 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

aa.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7646 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

bb.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7647 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

cc.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7648 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

dd.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7649 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

ee.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus, Annual Step-Up and Death Benefit (7650 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

ff.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7652 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

gg.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7653 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

hh.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7654 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

ii.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [8%] Bonus and Annual Step-Up (7656 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

jj.
Specimen of [6%] Contract Enhancement Endorsement (7665 05/11), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 89, filed on November 18, 2010 (File Nos. 333-70472 and 811-08664).

kk.
Specimen of [5%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up (AutoGuard 5) Endorsement (7659 05/11),  incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

ll.
Specimen of [6%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up (AutoGuard 6) Endorsement (7660 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

mm.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up and Transfer of Assets (Jackson Select Protector) Endorsement (7667 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

nn.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Endorsement (LifeGuard Freedom 6 Net) (7669 04/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

oo.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Endorsement (LifeGuard Freedom 6 Net with Joint Option) (7670 04/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

pp.
Specimen of the [5%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7596 04/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

qq.
Specimen of the Combination [5%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement (7597 04/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

rr.
Specimen of Guaranteed Minimum Withdrawal Benefit for Stretch RMDs Endorsement (MarketGuard Stretch) (7668 04/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

ss.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7700 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

tt.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7701 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

uu.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [7]% Bonus And Annual Step-Up Endorsement (7702 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (file Nos. 333-183048 and 811-08664).

vv.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus, Annual Step-Up And Death Benefit Endorsement (7712 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

ww.
Form of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7713 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

xx.
Form of Guaranteed Minimum Withdrawal Benefit Endorsement (7678 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

5.

a.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1, filed on April 19, 2011 (File Nos. 333-172874 and 811-08664).

b.
Form of the Perspective II Fixed and Variable Annuity Application (V7473 08/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1, filed on August 26, 2011 (File Nos. 333-172874 and 811-08664).

c.
Form of the Perspective II Fixed and Variable Annuity Application (V7473 12/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 5, filed on November 29, 2011 (File Nos. 333-172874 and 811-08664).

d.
Form of the Perspective II Fixed and Variable Annuity Application (V7473 04/12), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 9, filed on April 25, 2012 (File Nos. 333-172874 and 811-08664).

6.

a.	Articles of Incorporation of Depositor, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

c.	Amended By-laws of Jackson National Life Insurance Company, incorporated herein by reference to Registrant’s Registration Statement, filed on December 31, 2012 (File Nos. 333-185768 and 811-04405).

7.	Not Applicable.

8.
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.              Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Registered Public Accounting Firm, attached hereto.

11.              Not Applicable.

12.              Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Richard D. Ash	Senior Vice President, Chief Actuary & Appointed Actuary
1 Corporate Way
Lansing, MI 48951

Steve P. Binioris	Vice President
1 Corporate Way
Lansing, MI 48951

Michele M. Binkley	Vice President
1 Corporate Way
Lansing, MI 48951

Dennis Blue	Vice President
1 Corporate Way
Lansing, MI 48951

Barrett Bonemer	Vice President
1 Corporate Way
Lansing, MI 48951

Jeff Borton	Vice President
1 Corporate Way
Lansing, MI 48951

David L. Bowers	Vice President
300 Innovation Drive
Franklin, TN 37067

John H. Brown	Vice President
1 Corporate Way
Lansing, MI 48951

James Carter	Vice President
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark	Senior Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

David A. Collins	Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Costello	Senior Vice President, Treasurer & Controller
1 Corporate Way
Lansing, MI 48951

James B. Croom	Vice President
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves	Vice President
1 Corporate Way
Lansing, MI 48951

Charles F. Field, Jr.	Vice President
300 Innovation Drive
Franklin, TN 37067

Dana R. Malesky Flegler	Vice President
1 Corporate Way
Lansing, MI 48951

James D. Garrison	Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley	Vice President & Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Matthew Phillip Gonring	Vice President
300 Innovation Drive
Franklin, TN 37067

John A. Gorgenson, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

Robert W. Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson	Vice President
1 Corporate Way
Lansing, MI 48951

Robert L. Hill	Vice President
1 Corporate Way
Lansing, MI 48951

H. Dean Hosfield	Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack	Executive Vice President & Director
7601 Technology Way
Denver, CO 80237

Scott Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Leandra R. Knes	Director
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Lynn W. Lopes	Vice President
1 Corporate Way
Lansing, MI 48951

Machelle A. McAdory	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Diahn McHenry	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer	Senior Vice President,
1 Corporate Way	General Counsel & Secretary
Lansing, MI 48951

Dean M. Miller	Vice President
1 Corporate Way
Lansing, MI 48951

Karen M. Minor	Vice President
1 Corporate Way
Lansing, MI 48951

Keith R. Moore	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Jacky Morin	Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers	Executive Vice President, Chief Financial Officer & Director
1 Corporate Way
Lansing, MI 48951

Russell E. Peck	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn	Senior Vice President & Chief Administration Officer
1 Corporate Way
Lansing, Michigan 48951

Dana S. Rapier	Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz	Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad S. Shami	Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha	Chief Operating Officer & Director
1 Corporate Way
Lansing, MI 48951

Kenneth H. Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang	Vice President
1 Corporate Way
Lansing, MI 48951

Marcia L. Wadsten	Vice President
1 Corporate Way
Lansing, MI 48951

Bonnie G. Wasgatt	Vice President
300 Innovation Drive
Franklin, TN 37067

Michael A. Wells	President, Chief Executive Officer & Chairman
300 Innovation Drive
Franklin, TN 37067

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company	State of Organization	Control/Ownership
Allied Life Brokerage Agency, Inc.	Iowa	100% Jackson National Life Insurance Company
Ascent Holdings Limited	England	50% Prudential Property Investment Managers Limited
Ascent Insurance Brokers (Corporate) Limited	England	100% Ascent Insurance Brokers Limited
Ascent Insurance Brokers Limited	England	100% Ascent Holdings Limited
Ascent Insurance Management Limited	England	100% Ascent Holdings Limited
BOCI – Prudential Asset Management Limited	Hong Kong	36% Prudential Corporation Holdings Limited
BOCI – Prudential Trustee Limited	Hong Kong	36% Prudential Corporation Holdings Limited
Brooke LLC	Delaware	100% Prudential (US Holdco2) Limited
Brooke (Holdco1) Inc.	Delaware	100% Prudential (US Holdco 1) Limited
Brooke Holdings LLC	Delaware	100% Nicole Finance Inc.
Brooke Holdings (UK)	United Kingdom	100% Brooke UK LLC
Brooke (Jersey) Limited	Jersey	100% Prudential (US Holdco 2) Limited
Brooke Life Insurance Company	Michigan	100% Brooke Holdings LLC
Brooke UK LLC	Delaware	100% Brooke (Holdco 1) Inc.
CIMPL Pty Limited	Australia	100% PPM Capital (Holdings) Limited
CITIC Prudential Life Insurance Company Limited	China	50% Prudential Corporation Holdings Limited
CITIC – Prudential Fund Management Company Limited	China	49% Prudential Corporation Holdings Limited
CSU One Limited	United Kingdom	100% Prudential Group Holdings Limited
Calvin Asset Management Limited	England	100% Calvin Capital Limited
Calvin Capital Limited	England	100% Marlin Acquisitions Holdings Limited
Canada Property (Trustee) No 1 Limited	Jersey	100% Canada Property Holdings Limited
Canada Property Holdings Limited	England	100% M&G Limited
Curian Capital, LLC	Michigan	100% Jackson National Life Insurance Company
Curian Clearing LLC	Michigan	100% Jackson National Life Insurance Company
Earth and Wind Energias Removables, S.L.	Spain	100% Infracapital Solar B.V.
Eastspring Investments (Hong Kong) Limited	Hong Kong	100% Prudential Corporations Holdings Limited
Eastspring Investments (UK) Limited	England	100% Prudential Corporations Holdings Limited
Eastspring Investments Fund Management Limited Liability Company	Vietnam	100% Prudential Vietnam Assurance Private Ltd
Eastspring Securities Investment Trust Co. Ltd.	Taiwan	99.54% Prudential Corporation Holdings Limited
FA II Limited	England	100% FA III Limited
FA III Limited	England	100% Infracapital Nominees Limited
Falcon Acquisitions Limited	England	100% FA II Limited
Falcon Acquisitions Holdings Limited	England	100% Infracapital Nominees Limited
First Dakota, Inc.	North Dakota	100% IFC Holdings, Inc.
First Dakota of Montana, Inc.	Montana	100% IFC Holdings, Inc.
First Dakota of New Mexico, Inc.	New Mexico	100% IFC Holdings, Inc.
First Dakota of Texas, Inc.	Texas	100% IFC Holdings, Inc.
First Dakota of Wyoming, Inc.	Wyoming	100% IFC Holdings, Inc.
Furnival Insurance Company PCC Limited	Guernsey	100% Prudential Corporation Holdings Limited
GS Twenty Two Limited	England	100% Prudential Group Holdings Limited
Geoffrey Snushall Limited	England	100% Snushalls Team Limited
Giang Vo Development JV Company	Vietnam	65% Prudential Vietnam Assurance Private Limited
Hermitage Management, LLC	Michigan	100% Jackson National Life Company Insurance
Holborn Bars Nominees Limited	England	100% M&G Investment Management Limited
Holborn Delaware LLC	Delaware	100% Prudential Four Limited
Holborn Finance Holding Company	England	100% Prudential Securities Limited
Hyde Holdco 1 Limited	England	100% Prudential Corporation Holdings Limited
Hyde Holdco 3 Limited	England	100% Prudential Capital Holding Company Limited
ICICI Prudential Asset Management Company Limited	India	49% Prudential Corporation Holdings Limited
ICICI Prudential Life Insurance Company Limited	India	25.96% Prudential Corporation Holdings Limited
ICICI Prudential Pension Funds Management Company Ltd.	India	100% ICICI Prudential Life Insurance Company Limited
ICICI Prudential Trust Limited	India	49% Prudential Corporation Holdings Limited
IFC Holdings, Inc. d/b/a INVEST Financial Corporation	Delaware	100% National Planning Holdings Inc.
INVEST Financial Corporation Insurance Agency Inc. of Alabama	Alabama	100% INVEST Financial Corporation Insurance Agency, Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Connecticut	Connecticut	100% INVEST Financial Corporation Insurance Agency, Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Delaware	Delaware	100% IFC Holdings, Inc. d/b/a INVEST Financial Corporation
INVEST Financial Corporation Insurance Agency Inc. of Georgia	Georgia	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Illinois	Illinois	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Maryland	Maryland	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Massachusetts	Massachusetts	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Montana	Montana	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Nevada	Nevada	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of New Mexico	New Mexico	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Ohio	Ohio	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Oklahoma	Oklahoma	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of South Carolina	South Carolina	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Texas	Texas	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Wyoming	Wyoming	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency PA of Mississippi	Mississippi	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
Infracapital CI II Limited	Scotland	100% M&G Limited
Infracapital EF II Limited	Scotland	100% M&G Limited
Infracapital Employee Feeder GP Limited	Scotland	100% M&G Limited
Infracapital F1 S.a.r.l.	Luxembourg	100% Infracapital F1 Holdings S.a.r.l
Infracapital F1 Holdings S.a.r.l.	Luxembourg	100% Infracapital Nominees Limited
Infracapital GP Limited	England	100% M&G Limited
Infracapital GP II Limited	England	100% M&G Limited
Infracapital Nominees Limited	England	100% M&G Limited
Infracapital SLP Limited	England	100% M&G Limited
Infracapital Solar B.V.	Netherlands	100% Infracapital F1 S.a.r.l.
Innisfree M&G PPP LLP	England	35% M&G IMPPP1 Limited
Investment Centers of America, Inc.	North Dakota	100% IFC Holdings, Inc.
Jackson National Asset Management, LLC	Michigan	100% Jackson National Life Insurance Company
Jackson National Life (Bermuda) Ltd.	Bermuda	100% Jackson National Life Insurance Company
Jackson National Life Distributors LLC	Delaware	100% Jackson National Life Insurance Company
Jackson National Life Insurance Company of New York	New York	100% Jackson National Life Insurance Company
JNL Southeast Agency, LLC	Michigan	100% Jackson National Life Insurance Company
M&G (Guernsey) Limited	Guernsey	100% M&G Limited
M&G Financial Services Limited	United Kingdom	100% M&G Limited
M&G Founders 1 Limited	United Kingdom	100% M&G Limited
M&G General Partner Inc.	Cayman Islands	100% M&G Limited
M&G Group Limited	England	100% Prudential plc
M&G IMPPP 1 Limited	United Kingdom	100% M&G Limited
M&G International Investments Limited	England	100% M&G Limited
M&G International Investments Limited	Austria (Representative Bureau)	100% M&G International Investments Limited
M&G International Investments Limited	France (Representative Bureau)	100% M&G International Investments Limited
M&G International Investments Limited	Germany (Branch only)	100% M&G International Investments Limited
M&G International Investments Limited	Italy (Branch only)	100% M&G International Investments Limited
M&G International Investments Limited	Spain (Representative Bureau)	100% M&G International Investments Limited
M&G International Investments Nominees Limited	England	100% M&G International Investments Limited
M&G Investment Management Limited	England	100% M&G Limited
M&G Investments (Singapore) Pte. Ltd.	Singapore	100% M&G Limited
M&G Limited	England	100% M&G Group Limited
M&G Management Services Limited	England	100% M&G Limited
M&G Nominees Limited	United Kingdom	100% M&G Limited
M&G Pensions and Annuity Company Limited	United Kingdom	100% M&G Limited
M&G RED Employee Feeder GP Limited	Scotland	100% M&G Limited
M&G RED GP Limited	Guernsey	100% M&G Limited
M&G RED SLP GP Limited	Scotland	100% M&G Limited
M&G Real Estate Finance 1 Co S.a.r.l	Luxemborg	100% M&G RED GP Limited
M&G Securities Limited	United Kingdom	100% M&G Limited
M&G Support Services Limited	United Kingdom	100% M&G Limited
MM&S (2375) Limited	Scotland	100% The Prudential Assurance Company Limited
Marlin Acquisitions Holdings Limited	England	100% Infracapital GP Limited
Mission Plans of America, Inc.	Texas	100% Jackson National Life Insurance Company
National Planning Corporation	Delaware	100% National Planning Holdings, Inc.
National Planning Corporation Insurance Agency Inc. of Nevada	Nevada	100% National Planning Corporation
National Planning Holdings, Inc.	Delaware	100% Brooke Holdings LLC
National Planning Insurance Agency Inc.	Alabama	100% National Planning Corporation
National Planning Insurance Agency Inc.	Florida	100% National Planning Corporation
National Planning Insurance Agency Inc.	Georgia	100% National Planning Corporation
National Planning Insurance Agency Inc.	Idaho	100% National Planning Corporation
National Planning Insurance Agency Inc.	Massachusetts	100% National Planning Corporation
National Planning Insurance Agency Inc.	Montana	100% National Planning Corporation
National Planning Insurance Agency Inc.	Oklahoma	100% National Planning Corporation
National Planning Insurance Agency Inc.	Texas	100% National Planning Corporation
National Planning Insurance Agency Inc.	Wyoming	100% National Planning Corporation
Nicole Finance Inc.	Delaware	100% Brooke UK LLC
North Sathorn Holdings Company Limited	Thailand	100% Prudential Corporation Holdings Limited
Northstreet IP Services Singapore Pte Ltd.	Singapore	100% Prudential Singapore Holdings Pte Limited
Nova Sepadu Sdn Bhd	Malaysia	96% Sri Han Suria Sdn Berhad
P&A Holdco Limited	England	100% Prudential Group Holdings Limited
P&A Opco Limited	England	100% P&A Holdco Limited
PCA Asset Management Limited	Japan	100% Prudential Corporation Holdings Limited
PCA Asset Management Co. Ltd.	Korea	100% Prudential Corporation Holdings Limited
PCA Life Assurance Company Limited	Taiwan	99.81% Prudential Corporation Holdings Limited
PCA Life Insurance Company Limited (Japan)	Japan	100% Prudential Corporation Holdings Limited
PCA Life Insurance Company Limited (Korea)	Korea	100% Prudential Corporation Holdings Limited
PGDS (UK One) Limited	England	100% Prudential Group Holdings Limited
PGDS (UK Two) Limited	England	100% PDGS (UK One) Limited
PGDS (US One) LLC	Delaware	100% Jackson National Life Insurance Company
PPEM Pte. Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
PPM America, Inc.	Delaware	100% PPM Holdings, Inc.
PPM Capital (Holdings) Limited	England	100% M&G Limited
PPM Finance, Inc.	Delaware	100% PPM Holdings, Inc.
PPM Holdings, Inc.	Delaware	100% Brooke Holdings LLC
PPM Ventures (Asia) Limited	Hong Kong	100% PPM Capital (Holdings) Limited
PPMC First Nominees Limited	England	100% M&G Limited
PPS Five Limited	England	100% Reeds Rains Prudential Limited
PPS Nine Limited	United Kingdom	100% Prudential Property Services Limited
PPS Twelve Limited	United Kingdom	100% Prudential Property Services Limited
PRUPIM France	France (Branch Only)	100% Prudential Property Investment Managers Limited
PT Paja Indonesia	Indonesia	100% PT Prudential Life Assurance
PT Prudential Asset Management Indonesia	Indonesia	99% Prudential Asset Management (Hong Kong) Limited
PT Prudential Life Assurance	Indonesia	94.6% Prudential Corporation Holdings Limited
PVM Partnerships Limited	United Kingdom	100% The Prudential Assurance Company Limited
Pacus (UK) Limited	United Kingdom	100% The Prudential Assurance Company Limited
Park Avenue (Singapore Two) Limited	Gibraltar	100% Prudential Group Holdings Limited
Pru Life Assurance Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Pru Life Insurance Corporation of UK	Philippines	100% Prudential Corporation Holdings Limited
Pru Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudence Foundation Limited	Hong Kong	100% Prudential Corporation Holdings Limited
Prudential (AN) Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential (B1) Limited	Gibraltar	100% Prudential (Netherlands) BV
Prudential (B2) Limited	Gibraltar	100% Prudential (Netherlands) BV
Prudential (Gibraltar Five)	Gibraltar	100% Prudential (Gibraltar Four) Limited
Prudential (Gibraltar Four)	Gibraltar	100% Prudential (US Holdco 1) Limited
Prudential (Gibraltar Three)	Gibraltar	100% Prudential (Gibraltar Four) Limited
Prudential (Gibraltar Two) S.a.r.l.	Luxembourg	100% Prudential Capital Holding Company Limited
Prudential (Gibraltar) Limited	Gibraltar	100% Prudential Group Holdings Limited
Prudential (Namibia) Unit Trusts Limited	Namibia	93% Prudential Portfolio Managers (Namibia) (Pty) Limited
Prudential (Netherlands One) Limited	England	100% Prudential Group Holdings Limited
Prudential (Netherlands) BV	Netherlands	100% Prudential Group Holdings Limited
Prudential (US Holdco 1) Limited	England	100% Prudential US Limited
Prudential (US Holdco 2)	Gibraltar	100% Holborn Delaware LLC
Prudential / M&G UKCF GP Limited	England	100% M&G Limited
Prudential Al-Wara’ Asset Management Berhad	Malaysia	100% Prudential Corporation Holdings Limited
Prudential Annuities Limited	England	100% The Prudential Assurance Company Limited
Prudential Asset Management (Hong Kong) Limited	Hong Kong	100% Prudential Corporation Holdings Limited
Prudential Asset Management (Singapore) Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Asset Management Limited	United Arab Emirates	100% Prudential Corporation Holdings Limited
Prudential Assurance Company Singapore (Pte) Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Assurance Malaysia Bhd	Malaysia	100% Sri Han Suria Sdn Berhad
Prudential Assurance Singapore (Property Services) Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Atlantic Reinsurance Company Limited	Ireland	100% Prudential Corporation Holdings Limited
Prudential Australia One Limited	England	100% Prudential Corporation Holdings Limited
Prudential BSN Takaful Berhad	Malaysia	49% Prudential Corporation Holdings Limited
Prudential Capital (Singapore) Pte. Ltd.	Singapore	100% Prudential Capital Holding Company Ltd.
Prudential Capital Holding Company Limited	England	100% Prudential plc
Prudential Capital PLC	England	100% Prudential Capital Holding Company Limited
Prudential Capital Luxembourg S.a.r.l.	Luxembourg	100% Prudential Capital Holding Company Ltd.
Prudential Corporate Pensions Trustee Limited	England	100% The Prudential Assurance Company Limited
Prudential Corporation Asia Limited	Hong Kong	100% Prudential Corporation Holdings Limited
Prudential Corporation Australasia Holdings Pty Limited	Australia	100% Prudential Group Holdings Limited
Prudential plc	England	Publicly Traded
Prudential Corporation Holdings Limited	England	100% Prudential Holdings Limited
Prudential Corporation Limited	England	100% Prudential Group Holdings Limited
Prudential Distribution Limited	Scotland	100% Prudential Financial Services Limited
Prudential Europe Assurance Holdings plc	Scotland	100% MM&S (2375) Limited
Prudential Finance BV	Netherlands	100% Prudential Corporation Holdings Limited
Prudential Financial Services Limited	England	100% Prudential plc
Prudential Five Limited	England	100% Prudential Group Holdings Limited
Prudential Four Limited	England	100% Prudential Group Holdings Limited
Prudential Fund Management Berhad	Malaysia	100% Nova Sepadu Sdn Bhd
Prudential Fund Management Services Private Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential GP Limited	Scotland	100% M&G Limited
Prudential General Insurance Hong Kong Limited	Hong Kong	100% The Prudential Assurance Company Limited
Prudential Group Holdings Limited	England	100% Prudential plc
Prudential Group Pensions Limited	England	100% Prudential Financial Services Limited
Prudential Group Secretarial Services Limited	England	100% Prudential Group Holdings Limited
Prudential Health Holdings Limited	England	25% The Prudential Assurance Company Limited
Prudential Health Limited	England	100% Prudential Health Insurance Limited
Prudential Health Insurance Limited	England	100% Prudential Health Holdings Limited
Prudential Health Services Limited	England	100% Prudential Health Holdings Limited
Prudential Holborn Life Limited	England	100% The Prudential Assurance Company Limited
Prudential Holdings Limited	Scotland	100% Prudential plc
Prudential Hong Kong Limited	Hong Kong	100% The Prudential Assurance Company Limited
Prudential IP Services Limited	England	100% Prudential Group Holdings Limited
Prudential International Assurance plc	Ireland	100% Prudential Europe Assurance Holdings plc
Prudential International Management Services Limited	Ireland	100% Prudential Europe Assurance Holdings plc
Prudential Investments (UK) Limited	United Kingdom	100% Prudential Capital Holding Company
Prudential Jersey (No 2) Limited	Jersey	100% Prudential Group Holdings Limited
Prudential Jersey Limited	Jersey	100% Prudential Group Holdings Limited
Prudential Lalondes Limited	England	100% Prudential Property Services Limited
Prudential Life Assurance (Thailand) Public Company Limited	Thailand	42.59% North Sathorn Holdings Company Limited 32.11% Staple Limited 24.82% Prudential Corporation Holdings Limited 0.48% Others
Prudential Lifetime Mortgages Limited	Scotland	100% The Prudential Assurance Company Limited
Prudential Pensions Limited	England	100% The Prudential Assurance Company Limited
Prudential Personal Equity Plans Limited	England	100% M&G Limited
Prudential Portfolio Managers (Namibia) (Pty) Limited	Namibia	75% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Portfolio Managers (South Africa) (Pty) Limited	South Africa	75% M&G Limited
Prudential Portfolio Managers (South Africa) Life Limited	South Africa	99.4% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Portfolio Managers Unit Trusts Limited	South Africa	94% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Process Management Services India Private Limited	India	99.97% Prudential Corporation Holdings Limited 0.03% Prudential UK Services Limited
Prudential Properties Trusty Pty Limited	Australia	100% The Prudential Assurance Company Limited
Prudential Property Investment Management (Singapore) Pte Limited	Singapore	50% Prudential Singapore Holdings Pte Limited 50% Prudential Property Investment Managers Limited
Prudential Property Investment Managers Limited	United Kingdom	100% M&G Limited
Prudential Property Services (Bristol) Limited	England	100% Prudential Property Services Limited
Prudential Property Services Limited	England	100% Prudential plc
Prudential Protect Limited	England	100% Prudential Health Holdings Limited
Prudential Pte Ltd	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Quest Limited	England	100% Prudential Group Holdings Limited
Prudential Retirement Income Limited	Scotland	100% The Prudential Assurance Company Limited
Prudential Securities Limited	England	50% Prudential (B1) Limited 50% Prudential (B2) Limited
Prudential Services Asia Sdn Bhd	Malaysia	100% Prudential Corporation Holdings Limited
Prudential Services Limited	England	100% Prudential Corporation Holdings Limited
Prudential Services Singapore Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Singapore Holdings Pte Limited	Singapore	100% Prudential Corporation Holdings Limited
Prudential Staff Pensions Limited	England	100% Prudential Group Holdings Limited
Prudential Trustee Company Limited	England	100% M&G Limited
Prudential UK Services Limited	Scotland	100% Prudential Financial Services Limited
Prudential US Limited	England	100% Prudential plc
Prudential Unit Trusts Limited	England	100% M&G Limited
Prudential Vietnam Assurance Private Limited	Vietnam	100% Prudential Corporation Holdings Limited
Prudential Vietnam Finance Company Limited	Vietnam	100% Prudential Holborn Life Limited
Prulink Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prutec Limited	England	100% The Prudential Assurance Company Limited
Quinner AG	Germany	100% Prudential Group Holdings Limited
REALIC of Jacksonville Plans, Inc.	Texas	100% Jackson National Life Insurance Company
Reeds Rain Prudential Limited	United Kingdom	100% Prudential Property Services Limited
ROP, Inc.	Delaware	100% Jackson National Life Insurance Company
SII Insurance Agency, Inc.	Massachusetts	100% SII Investments, Inc.
SII Insurance Agency, Inc.	Wisconsin	100% SII Investments, Inc.
SII Investments, Inc.	Wisconsin	100% National Planning Holdings, Inc.
SII Ohio Insurance Agency, Inc.	Ohio	100% SII Investments, Inc.
Scottish Amicable Finance plc	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable ISA Managers Limited	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable Life Assurance Society	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable PEP and ISA Nominees Limited	Scotland	100% Scottish Amicable Life Assurance Society
Snushalls Team Limited	England	100% Prudential Property Services Limited
Squire Reassurance Company LLC	Michigan	100% Jackson National Life Insurance Company
Squire Capital I LLC	Michigan	100% Jackson National Life Insurance Company
Squire Capital II LLC	Michigan	100% Jackson National Life Insurance Company
Sri Han Suria Sdn Berhad	Malaysia	51% Prudential Corporation Holdings Limited
SRLC Management America Corp.	Delaware	100% Jackson National Life Insurance Company
Stableview Limited	England	100% M&G Limited
Staple Limited	Thailand	100% Prudential Corporation Holdings Limited
Staple Nominees Limited	England	100% Prudential Personal Equity Plans Limited
Thames Insurance Brokers Limited	England	100% Ascent Insurance Brokers Limited
The First British Fixed Trust Company Limited	England	100% M&G Limited
The Forum, Solent, Management Company Limited	England	100% The Prudential Assurance Company Limited
The Prudential Assurance Company Limited	England	100% Prudential plc
True Prospect Limited	British Virgin Islands	100% Prudential Corporation Holdings Limited
VFL International Life Company SPC, Ltd.	Cayman Islands	100% Jackson National Life Insurance Company
Wharfedale Acquisitions Limited	England	100% Wharfedale Acquisitions Subholdings Limited
Wharfedale Acquisitions Holdings Limited	England	100% Infracapital Nominees Limited
Wharfedale Acquisitions Subholdings Limited	England	100% Wharfedale Acquisitions Holdings Limited
Yeslink Interco Limited	United Kingdom	100% Prudential Group Holdings Limited
Zelda Acquisitions Holdings Limited	England	100% Infracapital Nominees Limited
Zelda Acquisitions Limited	England	100% Zelda Acquisitions Holdings Limited

Item 27. Number of Contract Owners as of February 28, 2013

Qualified - 48
Non-Qualified – 2,069

Item 28. Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

a)
Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I.  Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A and the Jackson SWL Variable Annuity Fund I.

b)	Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Greg Cicotte	Manager, President & Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Clifford J. Jack	Manager
7601 Technology Way
Denver, CO 80237

Thomas J. Meyer	Manager & Secretary
1 Corporate Way
Lansing, MI 48951

Paul Chad Myers	Manager
1 Corporate Way
Lansing, MI 48951

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto	Vice President
7601 Technology Way
Denver, CO 80237

James Bossert	Senior Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen	Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Bill J. Burrow	Senior Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins	Executive Vice President, Chief Financial Officer & FinOP
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald	Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant	Senior Vice President
7601 Technology Way
Denver, CO 80237

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Jim Livingston	Executive Vice President, Operations
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Vice President
7601 Technology Way
Denver, CO 80237

Brook Meyer	Vice President
1 Corporate Way
Lansing, MI 48951

Jack Mishler	Senior Vice President
7601 Technology Way
Denver, CO 80237

Steven O’Connor	Vice President
7601 Technology Way
Denver, CO 80237

Jeremy D. Rafferty	Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed	Senior Vice President
7601 Technology Way
Denver, CO 80237

Scott Romine	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

Ryan Strauser	Vice President
7601 Technology Way
Denver, VO 80237

Brian Sward	Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz	Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Vice President & Controller
7601 Technology Way
Denver, CO 80237

Katie Turner	Vice President
7601 Technology Way
Denver, CO 80237

Brad Whiting	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright	Senior Vice President & Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item. 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
 Institutional Marketing Group Service Center
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
7601 Technology Way
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL  60606

Item. 31. Management Services

Not Applicable.

Item. 32. Undertakings and Representations

a)
Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 25th day of April, 2013.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company

By:   /s/ Thomas J. Meyer
Thomas J. Meyer
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company
(Depositor)

By:    /s/ Thomas J. Meyer
Thomas J. Meyer
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	April 25, 2013
Michael A. Wells, President, Chief
Executive Officer, Director and Chairman

*	April 25, 2013
James R. Sopha, Chief Operating Officer
and Director

*	April 25, 2013
Clifford J. Jack, Executive Vice President
and Director

*	April 25, 2013
P. Chad Myers, Executive Vice President, Chief Financial Officer and Director

*	April 25, 2013
Michael A. Costello, Senior Vice President,
Treasurer and Controller

*	April 25, 2013
Leandra R. Knes, Director

* By:    /s/ Thomas J. Meyer
Thomas J. Meyer, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint Michael A. Wells, P. Chad Myers, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee, and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration  statements,  and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and  requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940.  This Power of Attorney concerns Jackson National Separate Account - I (File Nos. 033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128, 333-136472, 333-155675, 333-172874, 333-172875, 333-172877, 333-175718, 333-175719, 333-176619, 333-178774, 333-183048, 333-183049, and 333-183050), Jackson National Separate Account III (File No. 333-41153), Jackson National Separate Account IV (File Nos. 333-108433 and 333-118131), and Jackson National Separate Account V (File No. 333-70697), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale.  The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any one of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 8th day of April, 2013.

/s/ MICHAEL A. WELLS	/s/ P. CHAD MYERS
Michael A. Wells, President, Chief Executive Officer, Chairman and Director	P. Chad Myers, Executive Vice President, Chief Financial Officer and Director

/s/ JAMES R. SOPHA	/s/ MICHAEL A. COSTELLO
James R. Sopha, Chief Operating Officer	Michael A. Costello, Senior Vice President,
and Director	Controller and Treasurer
/s/ CLIFFORD J. JACK	/s/ LEANDRA R. KNES
Clifford J. Jack, Executive Vice President and Director	Leandra R. Knes, Director

EXHIBIT LIST

Exhibit No.                      Description

9.	Opinion and Consent of Counsel.

10.	Consent of Independent Registered Public Accounting Firm.